UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 through April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

April 30, 2019 (Unaudited)

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

JUNE 15, 2019 (Unaudited)

Dear Shareholders,

JPMorgan Exchange-Traded Funds entered 2019 after a year of tremendous growth in 2018, having been named “The industry’s fastest-growing ETF manager.”1 This success was recognized at the sixth annual ETF.com awards, where J.P. Morgan Asset Management won four accolades, including “ETF Issuer of the Year2” and “ETF of the Year2” for our JPMorgan BetaBuilders Japan ETF (BBJP). Building on the success of our BetaBuilders suite and in line with our mission to provide accessible portfolio solutions, we launched of two additional BetaBuilders ETFs in March, JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (BBSA) and JPMorgan BetaBuilders U.S. Equity ETF (BBUS), bringing our roster to 32 products and more than $25 billion in assets under management as of June 15, 2019.

“We expanded our BetaBuilders suite to offer clients efficient access to portfolio building blocks. The exposures are simple, straightforward and priced for today’s market.” – Joanna M. Gallegos

Despite signs of slowing growth in Europe and investor concerns about rising import tariffs, the U.S. economic expansion is poised to become the longest on record. Against this late-cycle backdrop, we believe J.P. Morgan’s broad line of equity and alternatives ETFs can help build portfolios designed to weather market cycles and keep clients invested. For investors that are concerned about volatility, our Diversified Return Equity suite is designed to provide less downside while participating in up markets. This comprehensive suite seeks to provide investors a smoother ride across equity markets including: large, mid and small cap U.S. markets, international developed markets and emerging markets. Additionally, investors can access additional sources of diversification with our alternatives ETFs suite, which is designed to provide liquid, low-cost exposures to hedge fund strategies.

We are proud to bring a range of investment solutions to help you navigate a changing market landscape. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]	Ignites.com as of November 28, 2018.
[2]

ETF.com Award winners are selected by a majority vote of the ETF.com Awards Selection Committee, a group of independent ETF experts. Voting was completed by January 14, 2019, and results were announced March 28, 2019.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

Market Overview

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

Global equity prices generally declined in the final months of 2018, only to rebound in the first months of 2019, pushing leading U.S. equity indexes to record highs in the final week of April. While U.S. equity markets outperformed those of other developed markets, the largest returns for the six month reporting period came from emerging markets equity and emerging markets debt.

Investor expectations of rising U.S. interest rates, signs of slowing economic growth in both China and the Euro Zone and unresolved U.S.-China trade tensions combined to drive market volatility higher and equity prices lower in late 2018. The global sell-off became particularly acute in December. In the U.S., the S&P 500 Index returned -9.18% for the month, its worst single-month performance since February 2009 and its worst December performance since 1931.

In Europe, a sharp decline in manufacturing exports as well as political uncertainty in Italy and France led to weakening business sentiment. In the U.K., Prime Minister Theresa May’s inability to win Parliament’s approval for a plan to exit the

European Union served to further erode business and investor confidence.

However, by the end of December, the U.S. Federal Reserve had moved to a neutral policy stance and the European Central Bank — while ending its quantitative easing program in the face of broad-based wage growth — reiterated its intention to hold interest rates at current levels through the end of 2019. The Bank of England also held U.K. interest rates steady.

Global equity and bond markets began to stabilize in January 2018 and asset prices generally advanced over the next three months as signs of inflationary pressure receded and corporate earnings showed surprising strength. Notably, global oil prices fell in December 2018 to $42 per barrel of West Texas Intermediate crude and then rose to $63 per barrel by the end of April 2019.

Among equity markets, the MSCI Emerging Markets Index returned 13.90%, the MSCI EAFE Index returned 7.73% and the S&P 500 Index returned 9.76% for the six months ended April 30, 2019.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Canada ETF
Net Asset Value*	10.94%
Market Price**	10.79%
Morningstar® Canada Target Market Exposure IndexSM	10.08%

Net Assets as of 4/30/2019	$3,737,007,734

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of stocks traded primarily on the Toronto Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2019, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s allocations to the financials and energy sectors were leading contributors to absolute performance, while their allocations to the real estate and telecommunications sectors were the smallest contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the financials and energy sectors and their smallest allocations were in the real estate and health care sectors.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY POSITIONS OF THE PORTFOLIO****
1.	Royal Bank of Canada	7.5%
2.	Toronto-Dominion Bank (The)	6.8
3.	Enbridge, Inc.	4.5
4.	Bank of Nova Scotia (The)	4.4
5.	Canadian National Railway Co.	4.4
6.	Suncor Energy, Inc.	3.5
7.	Bank of Montreal	3.3
8.	TransCanada Corp.	3.0
9.	Brookfield Asset Management, Inc., Class A	2.7
10.	Canadian Imperial Bank of Commerce, Class A	2.4

PORTFOLIO COMPOSITION BY SECTOR****
Financials	36.2%
Energy	18.8
Industrials	10.8
Materials	8.5
Information Technology	4.8
Investment of cash collateral from securities loaned	4.5
Consumer Discretionary	3.9
Consumer Staples	3.9
Communication Services	3.4
Utilities	2.9
Health Care	1.8
Real Estate	0.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.73 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $24.73 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	10.94%	1.87%
Market Price		10.79%	1.87%

*	Not annualized.

LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM from August 7, 2018 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Toronto Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value*	15.22%
Market Price**	15.39%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM	15.33%

Net Assets as of 4/30/2019	$1,285,022,228

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks from developed Asia Pacific countries other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2019, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and real estate sectors were leading contributors to absolute performance, while their exposures to the information technology and energy sectors were the smallest sector contributors to absolute performance. The Fund’s and the Underlying Index’s exposures to Hong Kong and Australia were leading contributors to absolute performance, while their exposures to New Zealand and Singapore were the smallest contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the financials and real estate sectors and their smallest allocations were in the information technology and energy sectors. The Fund and the Underlying Index were mainly invested in four equity markets during the reporting period, with the largest allocation to Australia, followed by Hong Kong, Singapore and New Zealand.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	AIA Group Ltd. (Hong Kong)	7.0%
2.	Commonwealth Bank of Australia (Australia)	5.2
3.	BHP Group Ltd. (Australia)	4.4
4.	Westpac Banking Corp. (Australia)	3.8
5.	CSL Ltd. (Australia)	3.6
6.	Australia & New Zealand Banking Group Ltd. (Australia)	3.1
7.	National Australia Bank Ltd. (Australia)	2.8
8.	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2.3
9.	DBS Group Holdings Ltd. (Singapore)	2.1
10.	Oversea-Chinese Banking Corp. Ltd. (Singapore)	2.0

PORTFOLIO COMPOSITION BY COUNTRY****
Australia	53.6%
Hong Kong	28.6
Singapore	12.2
Macau	2.3
New Zealand	2.2
Others (each less than 1.0%)	1.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.70 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $25.75 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value	August 7, 2018	15.22%	3.73%
Market Price		15.39%	3.93%

*	Not annualized.

LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM from August 7, 2018 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including Australia, Hong Kong, New Zealand, and Singapore. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Europe ETF
Net Asset Value*	9.03%
Market Price**	8.97%
Morningstar® Developed Europe Target Market Exposure IndexSM	8.58%

Net Assets as of 4/30/2019	$4,325,127,726

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded on the primary exchanges in developed countries or regions across Europe. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2019, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the industrials and consumer staples sectors were the leading contributors to absolute performance, while their exposure to the energy sector was the sole sector detractor from absolute performance during the reporting period.

By country, the Fund’s and the Underlying Index’s exposures to the U.K. and France were leading contributors to absolute performance, while their exposure to Norway was the sole country detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the financials and consumer goods sectors and their smallest allocations were in the real estate and utilities sectors. The Fund’s and the Underlying Index’s largest country allocations were in the U.K. and France and their smallest country allocations were in Portugal and Austria.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Nestle SA (Registered) (Switzerland)	3.0%
2.	Novartis AG (Registered) (Switzerland)	2.1
3.	Roche Holding AG (Switzerland)	2.0
4.	HSBC Holdings plc (United Kingdom)	1.8
5.	BP plc (United Kingdom)	1.5
6.	Royal Dutch Shell plc, Class A (Netherlands)	1.5
7.	TOTAL SA (France)	1.4
8.	SAP SE (Germany)	1.4
9.	Royal Dutch Shell plc, Class B (Netherlands)	1.2
10.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.1

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	22.0%
France	15.8
Switzerland	13.2
Germany	12.8
Netherlands	6.8
United States	6.4
Spain	4.3
Sweden	4.2
Italy	3.3
Denmark	2.6
Finland	1.9
Belgium	1.8
Australia	1.2
Norway	1.1
Others (each less than 1.0%)	2.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.41 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $24.45 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	9.03%	(0.51)%
Market Price		8.97%	(0.34)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM from June 15, 2018 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM is a

free float adjusted market capitalization-weighted index which consists of equity securities from developed European countries or regions. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Japan ETF
Net Asset Value*	2.23%
Market Price**	2.19%
Morningstar® Japan Target Market Exposure IndexSM	1.47%

Net Assets as of 4/30/2019	$3,479,513,336

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded primarily on the Tokyo or Nagoya Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2019, the Fund outperformed the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the industrials and information technology sectors were leading contributors to absolute performance, while their exposures to the energy and financials sectors were leading detractors from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the industrials and consumer discretionary sectors and their smallest allocations were in the energy and utilities sectors.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Toyota Motor Corp.	4.4%
2.	SoftBank Group Corp.	2.4
3.	Mitsubishi UFJ Financial Group, Inc.	1.7
4.	Sony Corp.	1.7
5.	Keyence Corp.	1.5
6.	Takeda Pharmaceutical Co. Ltd.	1.5
7.	Sumitomo Mitsui Financial Group, Inc.	1.3
8.	Honda Motor Co. Ltd.	1.3
9.	Recruit Holdings Co. Ltd.	1.3
10.	Central Japan Railway Co.	1.2

PORTFOLIO COMPOSITION BY SECTOR****
Industrials	22.5%
Consumer Discretionary	18.6
Financials	10.7
Information Technology	10.5
Health Care	8.7
Consumer Staples	8.5
Communication Services	7.3
Materials	6.0
Real Estate	4.4
Utilities	1.8
Energy	0.9
Investment of cash collateral from securities loaned	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $23.07 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $23.02 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	2.23%	(6.31)%
Market Price		2.19%	(6.51)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM from June 15, 2018 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Japan Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan BetaBuilders U.S. Equity ETF

FUND COMMENTARY

FOR THE PERIOD MARCH 12, 2019 (INCEPTION DATE) THROUGH APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value*	5.68%
Market Price**	5.70%
Morningstar® US Target Market Exposure IndexSM	5.72%

Net Assets as of 4/30/2019	$31,796,923

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of equity securities traded primarily in the U.S. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on March 12, 2019 to April 30, 2019, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the information technology and consumer discretionary sectors were leading contributors to absolute performance, while their exposure to the health care sector was the sole sector detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the information technology and health care sectors and their smallest allocations were in the materials and real estate sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	3.9%
2.	Apple, Inc.	3.5
3.	Amazon.com, Inc.	3.1
4.	Facebook, Inc., Class A	1.8
5.	Berkshire Hathaway, Inc., Class B	1.6
6.	JPMorgan Chase & Co.	1.5
7.	Johnson & Johnson	1.5
8.	Alphabet, Inc., Class C	1.4
9.	Alphabet, Inc., Class A	1.4
10.	Exxon Mobil Corp.	1.3

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	22.0%
Health Care	13.4
Financials	13.2
Consumer Discretionary	10.5
Communication Services	10.3
Industrials	9.5
Consumer Staples	7.0
Energy	5.1
Utilities	3.2
Real Estate	2.9
Materials	2.5
Short-Term Investments	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.99 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $53.00 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan BetaBuilders U.S. Equity ETF

FUND COMMENTARY

FOR THE PERIOD MARCH 12, 2019 (INCEPTION DATE) THROUGH APRIL 30, 2019 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value	March 12, 2019	5.68%
Market Price		5.70%

LIFE OF FUND PERFORMANCE (3/12/19 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 12, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the US Stock Exchange. Investors cannot invest directly in an index.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value*	9.10%
Market Price**	9.83%
JP Morgan Diversified Factor Emerging Markets Equity Index (net of foreign withholding taxes)	9.29%
FTSE Emerging Index (net of foreign withholding taxes)	14.60%
MSCI Emerging Markets Index (net of foreign withholding taxes)	13.76%

Net Assets as of 4/30/2019	$331,055,025

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions and super-sectors. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed both the FTSE Emerging Index and the MSCI Emerging Markets Index, which are more traditional market capitalization weighted indexes.

By sector, the Fund’s and the Underlying Index’s positions in the financials and consumer goods sectors were leading contributors to absolute performance, while their positions in the health care and basic materials sectors were leading detractors from absolute performance. By country, the Fund’s and the Underlying Index’s positions in China and India were leading contributors to absolute performance, while their positions in Malaysia and Turkey were leading detractors from absolute performance.

Relative to the FTSE Emerging Index, the Underlying Index’s security selection and the Fund’s and the Underlying Index’s underweight positions in both the technology and consumer services sectors were leading detractors from performance, while the Underlying Index’s security selection in the consumer goods sector was the sole sector contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were in the financials and oil & gas sectors, while its smallest allocations were in the health care and consumer services sectors. The Fund’s and the Underlying Index’s largest country allocations were in China and Taiwan and their smallest allocations were in Hong Kong and Pakistan.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.2%
2.	China Mobile Ltd. (China)	2.6
3.	Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.4
4.	Reliance Industries Ltd. (India)	1.4
5.	China Construction Bank Corp., Class H (China)	1.2
6.	LUKOIL PJSC (Russia)	1.2
7.	Vale SA (Brazil)	1.2
8.	PTT PCL (Thailand)	1.1
9.	Infosys Ltd. (India)	1.1
10.	Telekomunikasi Indonesia Persero Tbk. PT (Indonesia)	1.0

PORTFOLIO COMPOSITION BY COUNTRY****
China	20.2%
Taiwan	16.0
Brazil	10.7
India	10.1
Thailand	6.9
Russia	6.2
Indonesia	6.0
South Africa	5.2
Malaysia	5.0
Mexico	2.9
Philippines	2.0
Qatar	1.5
United Arab Emirates	1.3
Chile	1.2
Turkey	1.0
Kuwait	1.0
Others (each less than 1.0%)	2.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.18 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $55.46 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	9.10%	(3.30)%	4.58%
Market Price		9.83%	(3.00)%	4.71%

*	Not annualized.

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index and the MSCI Emerging Markets Index from January 7, 2015 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index. JP Morgan Diversified Factor Emerging Markets Equity Index is comprised of large- and mid-cap equity securities from emerging markets.

Holdings in this index are selected from the constituents of the FTSE Emerging Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value*	8.08%
Market Price**	7.72%
JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes)	7.73%
FTSE Developed Europe Index (net of foreign withholding taxes)	8.38%
MSCI Europe Index (net of foreign withholding taxes)	8.48%

Net Assets as of 4/30/2019	$17,222,507

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of companies in developed Europe and is diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor security selection process that measures the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019, and performed in line with the Underlying Index, before considering the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund underperformed the FTSE Developed Europe Index and the MSCI Europe Index, both of which are more traditional market capitalization weighted indexes.

By sector, the Fund’s and the Underlying Index’s positions in the industrials and consumer goods sectors were leading contributors to absolute performance, while their positions in the telecommunications and oil & gas sectors were the smallest contributors to absolute performance. By country, the Fund’s and the Underlying Index’s positions in the U.K. and France were leading contributors to absolute performance, while their positions in Norway and Austria were leading detractors from absolute performance.

Relative to the FTSE Developed Europe Index, the Underlying Index’s security selection in the consumer services and consumer goods sectors were leading detractors from performance, while its security selection in the oil & gas and financials sectors were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were in the consumer goods and health care sectors, while their smallest allocations were in the telecommunications and oil & gas sectors. The Fund’s and the Underlying Index’s largest country allocations were in the U.K. and France and their smallest allocations were in Ireland and Poland.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	SAP SE (Germany)	0.5%
2.	ASML Holding NV (Netherlands)	0.4
3.	LVMH Moet Hennessy Louis Vuitton SE (France)	0.4
4.	Unilever NV, CVA (United Kingdom)	0.4
5.	Rightmove plc (United Kingdom)	0.4
6.	Diageo plc (United Kingdom)	0.4
7.	Nestle SA (Registered) (Switzerland)	0.4
8.	Evraz plc (Russia)	0.4
9.	Unilever plc (United Kingdom)	0.4
10.	Iberdrola SA (Spain)	0.4

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	20.0%
France	15.5
Germany	12.1
Switzerland	8.7
Sweden	6.5
Spain	5.4
Italy	5.3
Netherlands	4.8
Denmark	4.6
Finland	3.7
United States	2.6
Norway	2.4
Belgium	1.8
Luxembourg	1.0
Others (each less than 1.0%)	5.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $57.41 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $57.35 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value	December 18, 2015	8.08%	(3.18)%	6.67%
Market Price		7.72%	(3.49)%	6.63%

*	Not annualized.

LIFE OF FUND PERFORMANCE (12/18/15 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 18, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Equity ETF, the JP Morgan Diversified Factor Europe Equity Index, the FTSE Developed Europe Index, and the MSCI Europe Index from December 18, 2015 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Europe Equity Index, the FTSE Developed Europe Index, and the MSCI Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Europe Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Europe Equity Index. The JP Morgan Diversified Factor Europe Equity Index

includes large and mid-cap stocks providing coverage of developed European markets. Holdings in this index are selected from the constituents of the FTSE Developed Europe Index. The FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF
Net Asset Value*	7.57%
Market Price**	7.56%
JP Morgan Diversified Factor Global Developed Equity Index (net of foreign withholding taxes)	7.38%
FTSE Developed Index (net of foreign withholding taxes)	8.69%
MSCI World Index (net of foreign withholding taxes)	8.83%

Net Assets as of 4/30/2019	$210,914,261

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides exposure to large and mid cap equity securities in developed global markets, diversified across global regions, sectors and individual securities. The Underlying Index’s proprietary multi-factor selection process utilizes the following characteristics: value, quality and momentum. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2019, the Fund posted a positive absolute performance and performed in line with the Underlying Index, before consideration of specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Developed Index (net of foreign withholding taxes) and the MSCI World Index (net of foreign withholding taxes), both of which are more traditional market capitalization weighted indexes.

By sector, the Fund’s and the Underlying Index’s positions in the consumer goods and technology sectors were leading contributors to absolute performance, while their position in the oil & gas sector was the sole sector detractor from absolute performance.

By region, the Fund’s and the Underlying Index’s allocations to Asia Pacific, excluding Japan, and North America were leading contributors to absolute performance, while their allocation to Japan was the sole regional detractor from absolute performance.

Relative to the FTSE Developed Index, the Underlying Index’s security selection in the industrials and oil & gas sectors was a leading detractor from performance. The Underlying Index’s security selection in the health care and consumer goods sectors was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were in the consumer goods and consumer services sectors, while their smallest allocations were in the oil & gas and telecommunications sectors. The Fund’s and the Underlying Index’s largest regional allocations were in North America and Asia Pacific, excluding Japan, with modestly smaller allocations to Japan and Europe.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Idemitsu Kosan Co. Ltd. (Japan)	0.4%
2.	Daiichi Sankyo Co. Ltd. (Japan)	0.4
3.	Advantest Corp. (Japan)	0.3
4.	Coca-Cola European Partners plc (United Kingdom)	0.3
5.	WH Group Ltd. (Hong Kong)	0.3
6.	VMware, Inc., Class A (United States)	0.3
7.	Starbucks Corp. (United States)	0.3
8.	Xylem, Inc. (United States)	0.3
9.	Church & Dwight Co., Inc. (United States)	0.3
10.	WR Berkley Corp. (United States)	0.3

PORTFOLIO COMPOSITION BY COUNTRY****
United States	25.5%
Japan	21.2
Australia	9.0
South Korea	8.3
Hong Kong	4.4
France	4.0
United Kingdom	3.6
Canada	3.5
Germany	2.4
Sweden	2.3
Spain	2.3
Singapore	2.0
Switzerland	1.9
Netherlands	1.8
Italy	1.0
Finland	1.0
Norway	1.0
Others (each less than 1.0%)	4.8
Short-Term Investments	0.0	(a)

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $60.26 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $60.20 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.
(a)	Amount rounds to less than 0.1%

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Global Equity ETF
Net Asset Value	June 16, 2014	7.57%	(0.88)%	5.81%
Market Price		7.56%	(0.91)%	5.79%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/16/14 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the JP Morgan Diversified Factor Global Developed Equity Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Global Developed Equity Index, the FTSE Developed Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Global Developed Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Global Developed Equity Index. JP Morgan Diversified Factor Global Developed Equity Index is comprised of large- and mid-cap equity securities from developed global markets. Holdings in this index are selected from the constituents of the FTSE Developed Index. The FTSE Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed markets. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF
Net Asset Value*	6.03%
Market Price**	6.33%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	5.78%
FTSE Developed ex North America Index (net of foreign withholding taxes)	7.22%
MSCI EAFE Index (net of foreign withholding taxes)	7.45%

Net Assets as of 4/30/2019	$1,728,099,358

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors, international regions and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, quality and momentum. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019, and outperformed the Underlying Index, before considering differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed both the FTSE Developed ex North America Index and the MSCI EAFE Index, which are more traditional market capitalization weighted indexes.

By sector, the Fund’s and the Underlying Index’s positions in the technology and consumer goods sectors were leading contributors to absolute performance, while their position in the oil & gas sector was the sole sector detractor from absolute performance.

By country, the Fund’s and the Underlying Index’s positions in the U.K. and Hong Kong were leading contributors to absolute performance, while their positions in Japan and Norway were leading detractors from absolute performance.

Relative to FTSE Developed ex North America Index, the Underlying Index’s security selection in the oil & gas sector and its security selection and overweight position in the utilities sector were leading detractors from performance, while the Underlying Index’s security selection in the technology and health care sectors was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the consumer services and consumer goods sectors, while their smallest allocations were in the oil & gas and telecommunications sectors. By region, the Fund’s and the Underlying Index’s largest allocations were in Japan and the U.K. and their smallest allocations were in the U.S. and South Korea.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Idemitsu Kosan Co. Ltd. (Japan)	0.6%
2.	Halma plc (United Kingdom)	0.4
3.	Experian plc (United Kingdom)	0.4
4.	Capcom Co. Ltd. (Japan)	0.4
5.	Diageo plc (United Kingdom)	0.4
6.	Boliden AB (Sweden)	0.4
7.	Sage Group plc (The) (United Kingdom)	0.4
8.	Rentokil Initial plc (United Kingdom)	0.4
9.	Nisshin Seifun Group, Inc. (Japan)	0.4
10.	Sonova Holding AG (Registered) (Switzerland)	0.4

PORTFOLIO COMPOSITION BY COUNTRY****
Japan	23.2%
United Kingdom	17.0
Australia	9.9
South Korea	8.3
Hong Kong	5.9
France	5.8
Sweden	3.3
Germany	3.3
Netherlands	3.1
United States	2.9
Singapore	2.5
Switzerland	2.4
Spain	2.0
Finland	1.8
Norway	1.5
Italy	1.3
Others (each less than 1.0%)	5.8
Short-Term Investments	0.0	(a)

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.75 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $55.78 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.
(a)	Amount rounds to less than 0.1%.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	6.03%	(4.94)%	4.53%
Market Price		6.33%	(5.08)%	4.54%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index. JP Morgan Diversified Factor International Equity Index is comprised of large- and mid-cap equity securities from developed global markets (excluding North America). Holdings in this index are selected from the constituents of the FTSE Developed ex North America Index. The FTSE Developed ex North America Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value*	8.46%
Market Price**	8.45%
JP Morgan Diversified Factor US Equity Index	8.53%
Russell 1000 Index	10.00%

Net Assets as of 4/30/2019	$682,905,362

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of U.S. companies. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. During the reporting period, the Underlying Index security selection process gave equal input to each of these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the industrials and technology sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the telecommunications and oil & gas sectors were leading detractors from absolute performance.

Relative to the Russell 1000 Index, the Underlying Index’s security selection in the consumer services sector and the Fund’s and the Underlying Index’s underweight position in the technology sector were leading detractors from performance, while their overweight position in the utilities sector and their underweight position in the health care sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the consumer goods and financials sectors, while the smallest allocations were in the telecommunications and oil & gas sectors.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Walt Disney Co. (The)	0.6%
2.	PulteGroup, Inc.	0.4
3.	Microsoft Corp.	0.4
4.	Church & Dwight Co., Inc.	0.4
5.	Air Products & Chemicals, Inc.	0.4
6.	Hershey Co. (The)	0.4
7.	VeriSign, Inc.	0.4
8.	Starbucks Corp.	0.4
9.	FactSet Research Systems, Inc.	0.4
10.	Kimberly-Clark Corp.	0.4

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	14.7%
Financials	12.8
Consumer Services	12.6
Industrials	10.7
Health Care	10.3
Utilities	9.9
Technology	9.1
Basic Materials	8.3
Oil & Gas	6.0
Investment of cash collateral from securities loaned	3.5
Telecommunications	2.0
Short-Term Investments	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $75.04 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $75.05 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	8.46%	9.96%	13.53%
Market Price		8.45%	9.93%	13.53%

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the

JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the constituents of the Russell 1000 Index. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value*	8.21%
Market Price**	8.21%
JP Morgan Diversified Factor US Mid Cap Equity Index	8.34%
Russell Midcap Index	11.65%

Net Assets as of 4/30/2019	$167,021,038

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities of U.S. companies. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the industrials and technology sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the telecommunications and oil & gas sectors detracted from absolute performance.

Relative to the Russell Midcap Index, the Underlying Index’s security selection and the Fund’s and the Underlying Index’s underweight positions in both the technology and industrials sectors were leading detractors from performance, while the Underlying Index’s security selection in the utilities sector was the sole sector contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the financials and consumer goods sectors and the smallest allocations were in the telecommunications and oil & gas sectors.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Cadence Design Systems, Inc.	0.5%
2.	Synopsys, Inc.	0.5
3.	Lululemon Athletica, Inc.	0.4
4.	PulteGroup, Inc.	0.4
5.	Church & Dwight Co., Inc.	0.4
6.	McCormick & Co., Inc. (Non-Voting)	0.4
7.	Gentex Corp.	0.4
8.	CDW Corp.	0.4
9.	Hershey Co. (The)	0.4
10.	Copart, Inc.	0.4

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	14.9%
Financials	14.6
Consumer Services	13.2
Industrials	11.5
Health Care	10.5
Technology	9.6
Utilities	8.4
Basic Materials	8.2
Oil & Gas	5.9
Investment of cash collateral from securities loaned	1.8
Telecommunications	1.2
Short-Term Investments	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $66.81 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $66.82 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	8.21%	7.59%	11.74%
Market Price		8.21%	7.59%	11.74%

*	Not annualized.

LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index, and the Russell Midcap Index from May 11, 2016 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the Russell Midcap Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value*	6.65%
Market Price**	6.61%
JP Morgan Diversified Factor US Small Cap Equity Index	6.78%
Russell 2000 Index	6.06%

Net Assets as of 4/30/2019	$174,106,929

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small cap equity securities of U.S. companies. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index security selection process seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 2000 Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the technology and utilities sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the oil & gas and health care sectors were leading detractors from absolute performance.

Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s overweight position in the utilities sector and its underweight position in the health care sector were leading contributors to performance, while the Underlying Index’s security selection and overweight position in the technology sector and its overweight position in the consumer goods sector were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the consumer goods and consumer services sectors and its smallest allocations were in the telecommunications and oil & gas sectors.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Fox Factory Holding Corp.	0.7%
2.	Pool Corp.	0.7
3.	Iridium Communications, Inc.	0.7
4.	West Pharmaceutical Services, Inc.	0.7
5.	Avista Corp.	0.7
6.	Steven Madden Ltd.	0.7
7.	Black Hills Corp.	0.7
8.	PNM Resources, Inc.	0.6
9.	Ormat Technologies, Inc.	0.6
10.	Spire, Inc.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	20.4%
Consumer Services	12.8
Utilities	11.8
Industrials	11.7
Technology	10.6
Health Care	8.9
Financials	8.6
Basic Materials	5.5
Investment of cash collateral from securities loaned	4.5
Oil & Gas	3.1
Telecommunications	1.9
Short-Term Investments	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $31.37 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $31.36 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	6.65%	7.99%	10.63%
Market Price		6.61%	7.89%	10.61%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index, and the Russell 2000 Index from November 15, 2016 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the

JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Dividend ETF
Net Asset Value*	8.86%
Market Price**	8.94%
JP Morgan US Dividend Index	9.04%
Russell 1000 Index	10.00%

Net Assets as of 4/30/2019	$30,630,705

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Dividend ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to provide exposure to the highest dividend yielding sectors on a risk adjusted basis. The Underlying Index uses a proprietary selection process that seeks to identify companies within each sector that have higher dividend yields over a rolling twelve month period. Within each sector, individual equity securities are also weighted to diversify risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the

Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the utilities and financials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the telecommunications sector was the sole sector detractor from performance.

Relative to the Russell 1000 Index, the Underlying Index’s security selection in the consumer services sector and its overweight position in the consumer goods sector were leading detractors from performance, while the Underlying Index’s overweight position and security selection in the utilities sector and its underweight position in the health care sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were the financials and utilities sectors and their smallest allocations were the telecommunications and technology sectors.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	0.7%
2.	Air Products & Chemicals, Inc.	0.7
3.	Ford Motor Co.	0.7
4.	KLA-Tencor Corp.	0.7
5.	Procter & Gamble Co. (The)	0.6
6.	Home Depot, Inc. (The)	0.6
7.	Paychex, Inc.	0.6
8.	Analog Devices, Inc.	0.6
9.	QUALCOMM, Inc.	0.6
10.	Sonoco Products Co.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Financials	17.8%
Utilities	16.3
Consumer Goods	15.4
Consumer Services	10.5
Industrials	9.5
Basic Materials	9.3
Health Care	6.7
Technology	5.7
Oil & Gas	5.3
Telecommunications	3.4
Short-Term Investments	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.64 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.64 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Dividend ETF
Net Asset Value	November 8, 2017	8.86%	11.21%	8.13%
Market Price		8.94%	11.16%	8.12%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Dividend ETF, the JP Morgan US Dividend Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Dividend Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Dividend Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Dividend Index. The JP Morgan US Dividend Index contains U.S. large- and mid-cap equity securities from the Russell 1000 Index using a rules-based factor selection process. It is designed to reflect a sub-set of U.S. securities chosen for their factor characteristics and seeks to diversify risk across sectors and securities while selecting constituents to deliver high dividend yield. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value*	10.07%
Market Price**	10.14%
JP Morgan US Minimum Volatility Index	10.20%
Russell 1000 Index	10.00%

Net Assets as of 4/30/2019	$41,258,938

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Minimum Volatility ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities and is designed so that it targets lower volatility than the Russell 1000 Index. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rule-based process. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying

Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted equity index.

In terms of absolute performance, the Fund’s and the Underlying Index’s positions in the utilities and consumer goods sectors were leading contributors to performance, while their positions in the telecommunications and oil & gas sectors were the smallest contributors to performance.

Relative to the Russell 1000 Index, the Underlying Index’s security selection and overweight positions in the utilities sector and its security selection in the health care sector were leading contributors to performance. The Underlying Index’s underweight positions in the technology and industrials sectors were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s and the Underlying Index’s largest allocations were the health care and utilities sectors, while among their smallest allocations were the telecommunications and oil & gas sectors.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Walt Disney Co. (The)	0.7%
2.	Synopsys, Inc.	0.7
3.	Microsoft Corp.	0.7
4.	Church & Dwight Co., Inc.	0.7
5.	Hershey Co. (The)	0.6
6.	PepsiCo, Inc.	0.6
7.	American Tower Corp.	0.6
8.	Colgate-Palmolive Co.	0.6
9.	Yum! Brands, Inc.	0.6
10.	AutoZone, Inc.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	18.5%
Health Care	18.4
Utilities	16.5
Financials	13.2
Consumer Services	9.4
Technology	5.4
Basic Materials	5.2
Oil & Gas	4.9
Industrials	4.8
Telecommunications	3.5
Short-Term Investments	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.45 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $28.47 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value	November 8, 2017	10.07%	15.17%	11.52%
Market Price		10.14%	15.21%	11.57%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Minimum Volatility ETF, the JP Morgan US Minimum Volatility Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Minimum Volatility Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Minimum Volatility Index and developed the proprietary factors on which the index is based.

FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Minimum Volatility Index. The JP Morgan US Minimum Volatility Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based factor selection process. It is designed to reflect a sub-set of U.S. securities chosen for their factor characteristics and seeks to minimize the overall portfolio volatility based upon the parameters of the rule based process. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Momentum Factor ETF
Net Asset Value*	9.96%
Market Price**	10.03%
JP Morgan US Momentum Factor Index	10.01%
Russell 1000 Index	10.00%

Net Assets as of 4/30/2019	$39,748,855

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of U.S. large and mid cap securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify the companies that have had better recent performance compared with other companies. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and financials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s positions in the oil & gas and health care sectors were leading detractors from performance.

Relative to the Russell 1000 Index, Underlying Index’s security selection in the health care and consumer goods sectors was a leading detractor from relative performance, while the Underlying Index’s security selection in the technology and financials sectors was a leading contributor to performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s and Underlying Index’s largest allocations were the technology and financials sectors and among their smallest allocations were the telecommunications and basic materials sectors.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY POSITIONS OF THE PORTFOLIO****
1.	Microsoft Corp.	2.2%
2.	Visa, Inc., Class A	2.1
3.	Berkshire Hathaway, Inc., Class B	2.0
4.	Amazon.com, Inc.	1.9
5.	Alphabet, Inc., Class A	1.8
6.	Mastercard, Inc., Class A	1.7
7.	Verizon Communications, Inc.	1.7
8.	Apple, Inc.	1.6
9.	Home Depot, Inc. (The)	1.6
10.	Merck & Co., Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR****
Technology	21.6%
Financials	18.9
Consumer Services	13.6
Industrials	13.1
Health Care	12.1
Consumer Goods	7.9
Oil & Gas	5.0
Utilities	3.0
Basic Materials	2.3
Telecommunications	1.9
Investment of cash collateral from securities loaned	0.5
Short-Term Investments	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.39 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $28.42 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	9.96%	10.45%	10.36%
Market Price		10.03%	10.48%	10.44%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities chosen for their factor characteristics and selects securities utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Quality Factor ETF
Net Asset Value*	10.04%
Market Price**	10.08%
JP Morgan US Quality Factor Index	10.21%
Russell 1000 Index	10.00%

Net Assets as of 4/30/2019	$52,108,696

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, quality of earnings and solvency. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and financials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s positions in the oil & gas was the sole sector detractor from performance.

Relative to the Russell 1000 Index, the Underlying Index’s security selection in the technology and financials sectors was a leading contributor to performance. The Underlying Index’s security selection in the industrials and consumer services sectors was a leading detractor from performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s and the Underlying Index’s largest allocations were the technology and financials sectors and among their smallest allocations were the telecommunications and materials sectors.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	2.2%
2.	Visa, Inc., Class A	2.1
3.	Apple, Inc.	2.1
4.	Johnson & Johnson	1.9
5.	Cisco Systems, Inc.	1.9
6.	Alphabet, Inc., Class A	1.8
7.	Facebook, Inc., Class A	1.8
8.	Home Depot, Inc. (The)	1.7
9.	Mastercard, Inc., Class A	1.7
10.	Pfizer, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR****
Technology	21.9%
Financials	18.8
Consumer Services	13.7
Industrials	12.7
Health Care	12.0
Consumer Goods	8.0
Oil & Gas	4.9
Utilities	3.1
Basic Materials	2.4
Telecommunications	1.9
Investment of cash collateral from securities loaned	0.5
Short-Term Investments	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.95 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $28.96 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	10.04%	15.25%	12.54%
Market Price		10.08%	15.25%	12.56%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities chosen for their factor characteristics and selects securities utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Value Factor ETF
Net Asset Value*	8.17%
Market Price**	8.25%
JP Morgan US Value Factor Index	8.49%
Russell 1000 Index	10.00%

Net Assets as of 4/30/2019	$56,620,137

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a value factor to identify companies of higher relative value compared with their sector peers as measured by book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2019 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying

Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and industrials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s positions in the health care and telecommunications sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Underlying Index’s security selection in the consumer services and financials sectors was a leading detractor from performance. The Underlying Index’s security selection in the technology and consumer goods sectors was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s and the Underlying Index’s largest allocations were the technology and financials sectors and among their smallest allocations were the telecommunications and basic materials sectors.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	2.3%
2.	Apple, Inc.	2.0
3.	Cisco Systems, Inc.	1.9
4.	Procter & Gamble Co. (The)	1.8
5.	Intel Corp.	1.7
6.	Wells Fargo & Co.	1.7
7.	Pfizer, Inc.	1.7
8.	Johnson & Johnson	1.7
9.	Exxon Mobil Corp.	1.6
10.	Walt Disney Co. (The)	1.6

PORTFOLIO COMPOSITION BY SECTOR****
Technology	21.6%
Financials	18.4
Consumer Services	13.5
Industrials	13.2
Health Care	12.4
Consumer Goods	8.5
Oil & Gas	5.1
Utilities	3.1
Basic Materials	2.1
Telecommunications	1.9
Investment of cash collateral from securities loaned	0.1
Short-Term Investments	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.96 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.98 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	8.17%	9.06%	7.69%
Market Price		8.25%	9.05%	7.75%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International

Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities chosen for their factor characteristics and selects securities utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Aerospace & Defense — 0.7%

Bombardier, Inc., Class B*	5,397,029	9,225,346

CAE, Inc.	673,023	15,653,801

		24,879,147

Airlines — 0.5%

Air Canada*	687,478	16,503,167

Auto Components — 1.2%

Magna International, Inc.	770,304	42,876,442

Banks — 26.5%

Bank of Montreal (a)	1,621,227	128,057,208

Bank of Nova Scotia (The)	3,112,540	171,413,899

Canadian Imperial Bank of Commerce	1,125,312	94,757,368

National Bank of Canada (a)	852,062	40,590,130

Royal Bank of Canada	3,645,469	290,532,750

Toronto-Dominion Bank (The)	4,654,505	265,505,167

		990,856,522

Capital Markets — 3.4%

Brookfield Asset Management, Inc., Class A	2,219,575	107,010,786

CI Financial Corp.	570,975	8,212,800

IGM Financial, Inc.	214,132	5,913,924

TMX Group Ltd.	90,676	5,784,258

		126,921,768

Chemicals — 2.5%

Methanex Corp.	196,212	10,755,997

Nutrien Ltd.	1,533,280	83,159,009

		93,915,006

Commercial Services & Supplies — 1.9%

Ritchie Bros Auctioneers, Inc.	276,074	9,607,054

Waste Connections, Inc.	668,568	62,051,015

		71,658,069

Construction & Engineering — 0.5%

SNC-Lavalin Group, Inc.	445,818	11,114,668

WSP Global, Inc.	162,285	8,762,930

		19,877,598

Containers & Packaging — 0.4%

CCL Industries, Inc., Class B	366,587	15,638,163

Diversified Financial Services — 0.3%

Onex Corp.	205,697	11,931,562

Diversified Telecommunication Services — 1.4%

BCE, Inc.	752,737	33,678,477

TELUS Corp.	503,035	18,522,592

		52,201,069

INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 2.0%

Emera, Inc. (a)	591,618	22,217,139

Fortis, Inc.	1,088,072	40,218,949

Hydro One Ltd. (b)	771,757	12,489,133

		74,925,221

Equity Real Estate Investment Trusts (REITs) — 0.5%

Canadian Apartment Properties REIT	188,973	6,760,824

H&R	355,451	6,073,205

RioCan	379,054	7,288,521

		20,122,550

Food & Staples Retailing — 3.6%

Alimentation Couche-Tard, Inc., Class B	1,110,782	65,492,775

Empire Co. Ltd., Class A	405,671	9,023,659

George Weston Ltd.	186,956	13,959,251

Loblaw Cos. Ltd.	449,745	22,032,369

Metro, Inc.	611,792	22,148,176

		132,656,230

Food Products — 0.5%

Saputo, Inc.	563,242	19,259,622

Gas Utilities — 0.3%

AltaGas Ltd. (a)	699,313	9,296,682

Hotels, Restaurants & Leisure — 1.4%

Restaurant Brands International, Inc.	638,830	41,695,376

Stars Group, Inc. (The)*	555,007	10,472,924

		52,168,300

Insurance — 7.4%

Fairfax Financial Holdings Ltd.	70,435	33,589,246

Great-West Lifeco, Inc.	659,904	16,585,032

iA Financial Corp., Inc.	273,544	10,891,123

Intact Financial Corp.	353,471	28,919,875

Manulife Financial Corp.	4,986,835	91,830,424

Power Corp. of Canada (a)	841,615	19,311,223

Power Financial Corp.	573,406	13,666,383

Sun Life Financial, Inc.	1,519,796	63,142,379

		277,935,685

IT Services — 2.8%

CGI, Inc.*	622,990	44,842,073

Shopify, Inc., Class A* (a)	248,914	60,523,801

		105,365,874

Media — 0.9%

Quebecor, Inc., Class B	453,567	11,311,244

Shaw Communications, Inc., Class B	1,127,810	22,839,057

		34,150,301

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Metals & Mining — 5.7%

Agnico Eagle Mines Ltd.	597,009	24,723,490

Barrick Gold Corp.	4,447,977	56,541,799

First Quantum Minerals Ltd.	1,750,714	18,491,157

Franco-Nevada Corp.	475,030	34,036,075

Kinross Gold Corp.*	3,174,951	10,095,761

Lundin Mining Corp.	1,623,475	8,712,985

Teck Resources Ltd., Class B	1,272,297	30,086,116

Wheaton Precious Metals Corp.	1,128,394	24,409,090

Yamana Gold, Inc.	2,410,844	5,290,648

		212,387,121

Multiline Retail — 1.0%

Canadian Tire Corp. Ltd., Class A (a)	151,103	16,631,819

Dollarama, Inc.	735,424	22,089,619

		38,721,438

Multi-Utilities — 0.8%

Algonquin Power & Utilities Corp.	1,241,443	14,168,593

Atco Ltd., Class I	190,753	6,542,584

Canadian Utilities Ltd., Class A	303,773	8,373,768

		29,084,945

Oil, Gas & Consumable Fuels — 19.6%

ARC Resources Ltd. (a)	898,757	5,709,056

Cameco Corp.	1,005,112	11,088,718

Canadian Natural Resources Ltd.	3,052,389	91,637,744

Cenovus Energy, Inc.	2,589,832	25,672,142

Crescent Point Energy Corp. (a)	1,397,117	5,381,148

Enbridge, Inc.	4,705,362	173,821,277

Encana Corp.	3,798,533	26,312,149

Husky Energy, Inc.	765,755	8,310,874

Imperial Oil Ltd.	593,504	17,242,051

Inter Pipeline Ltd. (a)	1,225,006	19,951,952

Keyera Corp.	536,240	12,392,319

Pembina Pipeline Corp.	1,393,025	49,806,597

PrairieSky Royalty Ltd. (a)	528,974	7,624,459

Seven Generations Energy Ltd., Class A*	681,356	5,340,179

Suncor Energy, Inc.	4,184,537	137,995,704

Tourmaline Oil Corp.	642,483	9,605,833

TransCanada Corp.	2,419,468	115,474,199

Vermilion Energy, Inc. (a)	387,547	9,896,233

		733,262,634

Paper & Forest Products — 0.2%

West Fraser Timber Co. Ltd.	134,831	6,941,326

Pharmaceuticals — 1.8%

Aurora Cannabis, Inc.* (a)	2,535,928	23,036,683

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued

Bausch Health Cos., Inc.*	781,618	18,051,251

Canopy Growth Corp.* (a)	548,800	27,720,606

		68,808,540

Professional Services — 0.8%

Thomson Reuters Corp.	458,467	28,332,076

Road & Rail — 6.7%

Canadian National Railway Co.	1,843,784	171,262,582

Canadian Pacific Railway Ltd.	357,011	79,991,037

		251,253,619

Software — 2.2%

BlackBerry Ltd.*	1,251,003	11,476,321

Constellation Software, Inc.	50,048	44,159,319

Open Text Corp.	682,543	26,237,937

		81,873,577

Textiles, Apparel & Luxury Goods — 0.5%

Gildan Activewear, Inc.	524,985	19,358,259

Thrifts & Mortgage Finance — 0.1%

Genworth MI Canada, Inc. (a)	95,643	2,972,022

Trading Companies & Distributors — 0.2%

Finning International, Inc.	417,960	7,503,126

Wireless Telecommunication Services — 1.2%

Rogers Communications, Inc., Class B	912,330	45,933,163

Total Common Stocks (Cost $3,625,591,611)		3,719,570,824

Investment of Cash Collateral from Securities Loaned — 4.7%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	130,000,301	130,013,301

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	45,361,209	45,361,209

Total Investment of Cash Collateral from Securities Loaned (Cost $175,374,510)		175,374,510

Total Investments — 104.2% (Cost $3,800,966,121)		3,894,945,334

Liabilities in Excess of Other Assets — (4.2%)		(157,937,600)

NET ASSETS — 100.0%		3,737,007,734

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Abbreviations

REIT	— Real Estate Investment Trust
(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $167,876,062.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

S&P/TSX 60 Index	110	06/2019	CAD	16,303,352	301,989

					301,989

Abbreviations

CAD	— Canadian Dollar
TSX	— Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%

Australia — 53.4%

AGL Energy Ltd.	477,677	7,493,962

Alumina Ltd.	1,691,698	2,676,910

Amcor Ltd.	840,779	9,504,038

AMP Ltd.	2,125,106	3,406,407

APA Group	856,561	5,814,484

Aristocrat Leisure Ltd.	462,531	8,514,543

ASX Ltd.	140,526	7,382,991

Aurizon Holdings Ltd.	1,444,781	4,847,974

AusNet Services	1,255,578	1,571,967

Australia & New Zealand Banking Group Ltd.	2,101,201	40,310,677

Bendigo & Adelaide Bank Ltd.	350,007	2,542,209

BHP Group Ltd.	2,136,790	56,544,464

BlueScope Steel Ltd.	399,428	3,795,680

Boral Ltd.	851,059	2,913,720

Brambles Ltd.	1,152,987	9,797,731

Caltex Australia Ltd.	189,335	3,630,551

Challenger Ltd.	416,479	2,410,978

CIMIC Group Ltd.	70,955	2,531,227

Coca-Cola Amatil Ltd.	367,930	2,282,305

Cochlear Ltd.	41,580	5,496,252

Commonwealth Bank of Australia	1,277,595	67,144,292

Computershare Ltd.	364,899	4,590,521

Crown Resorts Ltd.	260,041	2,437,626

CSL Ltd.	328,491	46,074,728

Dexus, REIT	732,651	6,468,381

Domino’s Pizza Enterprises Ltd.	45,313	1,373,589

Flight Centre Travel Group Ltd.	41,897	1,134,953

Fortescue Metals Group Ltd.	1,242,589	6,279,061

Goodman Group, REIT	1,163,506	10,827,106

GPT Group (The), REIT	1,302,994	5,270,683

Harvey Norman Holdings Ltd. (a)	458,960	1,349,402

Healthscope Ltd.	943,086	1,629,402

Iluka Resources Ltd.	303,801	1,853,854

Incitec Pivot Ltd.	1,216,463	2,890,808

Insurance Australia Group Ltd.	1,677,512	9,321,027

Lendlease Group	423,578	3,972,050

Macquarie Group Ltd.	229,749	21,833,990

Medibank Pvt Ltd.	1,999,331	4,029,381

Mirvac Group, REIT	2,689,816	5,384,714

National Australia Bank Ltd.	1,981,311	35,376,387

Newcrest Mining Ltd.	554,171	9,789,557

Orica Ltd.	272,195	3,568,827

Origin Energy Ltd.	1,276,100	6,631,339

Qantas Airways Ltd.	607,000	2,401,124

QBE Insurance Group Ltd.	990,923	9,038,263

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Ramsay Health Care Ltd.	93,900	4,324,276

REA Group Ltd.	35,370	1,993,260

Reece Ltd.	130,671	951,149

Rio Tinto Ltd.	269,494	18,164,533

Santos Ltd.	1,278,976	6,472,401

Scentre Group, REIT	3,865,304	10,426,650

SEEK Ltd.	254,562	3,269,603

Seven Group Holdings Ltd.	83,315	1,152,063

Sonic Healthcare Ltd.	330,572	5,978,020

South32 Ltd.	3,730,501	8,810,772

Stockland, REIT	1,767,355	4,704,926

Suncorp Group Ltd.	940,868	8,804,884

Sydney Airport	800,918	4,305,054

Tabcorp Holdings Ltd.	1,459,269	4,927,497

Telstra Corp. Ltd.	3,021,986	7,197,899

TPG Telecom Ltd.	248,030	1,178,563

Transurban Group	1,893,286	17,928,349

Treasury Wine Estates Ltd.	521,734	6,328,476

Vicinity Centres, REIT	2,332,865	4,183,610

Washington H Soul Pattinson & Co. Ltd.	84,900	1,377,000

Wesfarmers Ltd.	823,149	20,893,405

Westpac Banking Corp.	2,493,572	48,441,113

Woodside Petroleum Ltd.	679,545	16,940,870

Woolworths Group Ltd.	953,446	21,407,269

WorleyParsons Ltd.	226,342	2,280,792

		686,582,569

China — 0.3%

Evergrande Health Industry Group Ltd.* (a)	1,545,000	2,152,511

Yangzijiang Shipbuilding Holdings Ltd.	1,660,500	1,919,858

		4,072,369

Hong Kong — 28.5%

AIA Group Ltd.	8,766,200	89,760,941

ASM Pacific Technology Ltd.	185,100	2,146,980

Bank of East Asia Ltd. (The)	1,072,200	3,384,407

Cathay Pacific Airways Ltd.	713,000	1,200,704

Chow Tai Fook Jewellery Group Ltd.	801,600	857,951

CK Asset Holdings Ltd.	1,926,000	15,486,079

CK Hutchison Holdings Ltd.	2,014,500	21,180,289

CK Infrastructure Holdings Ltd.	535,500	4,342,651

CLP Holdings Ltd.	1,325,000	15,038,310

Dairy Farm International Holdings Ltd.	216,800	1,698,327

Guoco Group Ltd.	57,000	848,469

Hang Lung Group Ltd.	611,000	1,822,251

Hang Lung Properties Ltd.	1,442,000	3,394,074

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Hong Kong — continued

Hang Seng Bank Ltd.	527,200	13,851,460

Henderson Land Development Co. Ltd.	1,079,000	6,650,041

HK Electric Investments & HK Electric Investments Ltd. (b)	1,664,500	1,631,105

HKT Trust & HKT Ltd.	2,627,000	4,072,038

Hong Kong & China Gas Co. Ltd.	6,480,000	15,469,437

Hong Kong Exchanges & Clearing Ltd.	861,500	29,927,498

Hutchison Port Holdings Trust	3,927,300	922,558

Hysan Development Co. Ltd.	452,000	2,533,339

Jardine Matheson Holdings Ltd.	229,600	15,114,587

Jardine Strategic Holdings Ltd.	128,400	4,857,263

Kerry Properties Ltd.	427,000	1,827,718

Kingston Financial Group Ltd. (a)	2,298,000	530,995

Lifestyle International Holdings Ltd.	341,000	594,307

Link REIT, REIT	1,529,000	17,864,768

MTR Corp. Ltd.	1,156,000	6,886,793

New World Development Co. Ltd. (a)	4,159,000	6,890,259

NWS Holdings Ltd.	1,169,000	2,430,968

Orient Overseas International Ltd.* (a)	140,000	945,850

PCCW Ltd.	3,199,000	1,928,932

Power Assets Holdings Ltd.	949,500	6,622,927

Shangri-La Asia Ltd.	944,000	1,338,388

Sino Land Co. Ltd.	2,412,000	4,242,844

Sun Hung Kai Properties Ltd.	1,115,500	19,251,685

Swire Pacific Ltd., Class A (a)	356,500	4,514,526

Swire Pacific Ltd., Class B	645,000	1,279,277

Swire Properties Ltd.	763,200	3,105,701

Techtronic Industries Co. Ltd.	1,056,000	7,641,744

WH Group Ltd. (b)	6,813,000	8,061,237

Wharf Holdings Ltd. (The)	833,000	2,394,016

Wharf Real Estate Investment Co. Ltd.	831,000	6,369,020

Wheelock & Co. Ltd.	560,000	3,990,793

Yue Yuen Industrial Holdings Ltd.	504,500	1,629,525

		366,533,032

Ireland — 0.3%

James Hardie Industries plc, CHDI	321,842	4,378,756

Luxembourg — 0.1%

L’Occitane International SA	291,836	524,433

Macau — 2.3%

Galaxy Entertainment Group Ltd.	1,817,000	13,607,941

MGM China Holdings Ltd. (a)	607,428	1,253,954

Sands China Ltd.	1,762,979	9,703,721

SJM Holdings Ltd.	1,557,000	1,882,718

Wynn Macau Ltd.	1,059,916	3,049,560

		29,497,894

INVESTMENTS	SHARES	VALUE($)

New Zealand — 2.2%

a2 Milk Co. Ltd.*	533,516	5,997,577

Auckland International Airport Ltd.	683,784	3,640,240

Contact Energy Ltd.	520,305	2,335,876

Fisher & Paykel Healthcare Corp. Ltd.	416,463	4,405,701

Fletcher Building Ltd.	619,508	2,134,405

Mercury NZ Ltd.	455,692	1,126,820

Meridian Energy Ltd.	911,732	2,476,612

Ryman Healthcare Ltd.	301,277	2,446,621

Spark New Zealand Ltd.	1,333,028	3,270,818

		27,834,670

Singapore — 12.1%

Ascendas, REIT	1,851,600	4,090,136

CapitaLand Commercial Trust, REIT	2,010,700	2,872,681

CapitaLand Ltd.	1,812,200	4,709,207

CapitaLand Mall Trust, REIT	2,033,500	3,620,829

City Developments Ltd.	447,900	2,948,158

ComfortDelGro Corp. Ltd.	1,572,300	3,114,230

DBS Group Holdings Ltd.	1,319,200	27,433,344

Frasers Property Ltd.	273,700	374,298

Genting Singapore Ltd.	4,114,900	2,983,788

Golden Agri-Resources Ltd.	4,826,400	1,026,202

Great Eastern Holdings Ltd.	41,800	797,824

Jardine Cycle & Carriage Ltd.	72,000	1,881,387

Keppel, REIT	1,302,700	1,168,806

Keppel Corp. Ltd.	1,052,500	5,245,038

Mapletree North Asia Commercial Trust, REIT (b)	1,544,300	1,542,959

Olam International Ltd.	669,700	974,534

Oversea-Chinese Banking Corp. Ltd.	2,930,100	26,102,051

SATS Ltd.	484,600	1,863,790

Sembcorp Industries Ltd.	661,200	1,293,073

Sembcorp Marine Ltd.*	592,700	745,094

SIA Engineering Co. Ltd.	179,100	329,457

Singapore Airlines Ltd.	377,800	2,691,950

Singapore Exchange Ltd.	598,400	3,249,120

Singapore Press Holdings Ltd.	1,158,600	2,141,321

Singapore Technologies Engineering Ltd.	1,108,300	3,229,594

Singapore Telecommunications Ltd.	5,690,900	13,275,981

StarHub Ltd.	428,700	488,881

Suntec, REIT	1,633,900	2,222,427

United Industrial Corp. Ltd.	156,300	364,037

United Overseas Bank Ltd.	1,027,600	21,043,685

UOL Group Ltd.	392,200	2,188,969

Venture Corp. Ltd.	194,700	2,441,765

Wilmar International Ltd.	2,618,700	7,003,404

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Singapore — continued

Yanlord Land Group Ltd.	478,500	513,990

		155,972,010

Taiwan — 0.1%

FIT Hon Teng Ltd. (b)	1,121,000	585,302

Total Common Stocks (Cost $1,200,561,015)		1,275,981,035

Investment Of Cash Collateral From Securities Loaned — 0.4%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	1,999,800	2,000,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	3,629,387	3,629,387

Total Investment Of Cash Collateral From Securities Loaned (Cost $5,629,387)		5,629,387

Total Investments — 99.7% (Cost $1,206,190,402)		1,281,610,422

Other Assets Less Liabilities — 0.3%		3,411,806

NET ASSETS — 100.0%		1,285,022,228

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	22.2%

Insurance	9.5

Metals & Mining	8.4

Real Estate Management & Development	7.7

Equity Real Estate Investment Trusts (REITs)	6.3

Capital Markets	4.9

Hotels, Restaurants & Leisure	4.1

Industrial Conglomerates	4.0

Biotechnology	3.6

Oil, Gas & Consumable Fuels	2.7

Electric Utilities	2.5

Diversified Telecommunication Services	2.4

Transportation Infrastructure	2.3

Food & Staples Retailing	1.9

Multiline Retail	1.8

Food Products	1.7

Gas Utilities	1.7

Health Care Providers & Services	1.3

Road & Rail	1.2

Others (each less than 1.0%)	9.8

Abbreviations

CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	— Real Estate Investment Trust
(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $5,345,743.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Hang Seng Index	14	05/2019	HKD	2,634,179	3,548
MSCI Singapore Index	28	05/2019	SGD	780,031	7,389
SPI 200 Index	2	05/2019	AUD	222,095	(2,119)
SPI 200 Index	43	06/2019	AUD	4,781,094	83,453

					92,271

Abbreviations

AUD	— Australian Dollar
HKD	— Hong Kong Dollar
MSCI	— Morgan Stanley Capital International
SGD	— Singapore Dollar
SPI	— Australian Securities Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%

Australia — 1.2%

BHP Group plc	987,443	23,308,172

Rio Tinto plc	519,131	30,285,619

		53,593,791

Austria — 0.5%

ANDRITZ AG (a)	33,129	1,582,109

BAWAG Group AG (b)	17,980	874,542

Erste Group Bank AG*	140,659	5,632,144

EVN AG	15,867	236,692

IMMOFINANZ AG*	42,528	1,090,718

Lenzing AG (a)	6,168	693,378

Oesterreichische Post AG	14,801	576,384

OMV AG	66,651	3,575,100

Raiffeisen Bank International AG	62,368	1,663,495

Strabag SE	7,082	237,939

Telekom Austria AG*	63,877	478,835

UNIQA Insurance Group AG	54,002	575,402

Verbund AG*	30,825	1,530,679

Vienna Insurance Group AG Wiener Versicherung Gruppe	17,688	492,004

voestalpine AG	52,142	1,677,619

		20,917,040

Belgium — 2.0%

Ackermans & van Haaren NV	10,458	1,685,023

Ageas	89,395	4,724,117

Anheuser-Busch InBev SA/NV	467,062	41,525,147

bpost SA	45,125	543,262

Colruyt SA	23,219	1,676,158

Elia System Operator SA/NV	14,075	948,770

Groupe Bruxelles Lambert SA	37,338	3,575,494

KBC Group NV	159,852	11,866,752

Proximus SADP	71,974	2,015,783

Sofina SA	7,246	1,492,618

Solvay SA	34,155	4,118,264

Telenet Group Holding NV	26,902	1,428,839

UCB SA	60,018	4,770,165

Umicore SA	97,918	3,799,975

		84,170,367

Chile — 0.0% (c)

Antofagasta plc	159,773	1,899,344

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR	27,824	1,627,481

Denmark — 2.7%

AP Moller — Maersk A/S, Class A	1,558	1,905,783

AP Moller — Maersk A/S, Class B	3,057	3,940,761

INVESTMENTS	SHARES	VALUE($)

Denmark — continued

Carlsberg A/S, Class B	49,456	6,394,701

Chr Hansen Holding A/S	45,202	4,618,790

Coloplast A/S, Class B	54,616	5,899,702

Danske Bank A/S	326,726	5,807,152

Demant A/S* (a)	52,531	1,659,790

DSV A/S	87,894	8,144,950

Genmab A/S*	28,271	4,693,216

GN Store Nord A/S	67,361	3,452,607

H Lundbeck A/S (a)	28,318	1,193,843

ISS A/S (a)	74,736	2,327,402

Jyske Bank A/S (Registered)	31,364	1,265,051

Novo Nordisk A/S, Class B	822,635	40,304,635

Novozymes A/S, Class B	102,355	4,777,453

Orsted A/S (b)	78,119	5,980,716

Pandora A/S	50,858	2,133,250

Rockwool International A/S, Class A	2,771	659,026

Rockwool International A/S, Class B	3,352	896,823

Tryg A/S	55,714	1,705,109

Vestas Wind Systems A/S	96,168	8,701,654

		116,462,414

Finland — 2.0%

Elisa OYJ	69,289	2,939,941

Fortum OYJ	201,772	4,279,687

Huhtamaki OYJ	44,232	1,691,483

Kesko OYJ, Class A	9,797	471,195

Kesko OYJ, Class B	31,343	1,629,832

Kone OYJ, Class B	189,007	10,385,599

Konecranes OYJ	30,792	1,287,105

Metso OYJ	59,251	2,217,009

Neste OYJ	179,812	5,943,266

Nokia OYJ	2,632,862	13,834,664

Nokian Renkaat OYJ	57,570	1,929,734

Nordea Bank Abp	1,491,194	11,731,752

Orion OYJ, Class A	15,041	504,619

Orion OYJ, Class B	48,146	1,605,403

Outokumpu OYJ (a)	147,027	562,933

Sampo OYJ, Class A	227,990	10,439,228

Stora Enso OYJ, Class A	13,164	204,606

Stora Enso OYJ, Class R	266,579	3,319,844

UPM-Kymmene OYJ	248,792	7,024,597

Wartsila OYJ Abp	210,857	3,376,341

		85,378,838

France — 16.7%

Accor SA	87,707	3,694,859

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Adevinta ASA, Class A*	924	9,320

Aeroports de Paris	15,114	3,078,912

Air Liquide SA	200,201	26,633,101

Airbus SE (a)	267,322	36,604,305

Alstom SA	73,882	3,250,599

Amundi SA (b)	27,730	1,995,096

Arkema SA	33,666	3,456,708

Atos SE	43,883	4,524,807

AXA SA (a)	918,885	24,503,479

BioMerieux	19,679	1,562,988

BNP Paribas SA	535,270	28,494,069

Bollore SA	419,111	1,993,622

Bouygues SA (a)	105,950	3,988,210

Bureau Veritas SA	122,976	3,117,280

Capgemini SE	74,303	9,016,989

Carrefour SA	261,986	5,104,061

Casino Guichard Perrachon SA (a)	24,769	1,014,003

Cie de Saint-Gobain	255,419	10,472,162

Cie Generale des Etablissements Michelin SCA	84,185	10,886,003

CNP Assurances (a)	73,265	1,730,573

Covivio, REIT	28,700	3,106,327

Credit Agricole SA	572,167	7,857,022

Danone SA (a)	301,063	24,339,415

Dassault Aviation SA	1,080	1,634,081

Dassault Systemes SE	63,012	9,978,763

Edenred	111,862	5,274,042

Eiffage SA	33,956	3,545,386

Electricite de France SA	223,191	3,223,310

Engie SA	856,984	12,719,788

EssilorLuxottica SA*	121,569	14,811,790

Eutelsat Communications SA	79,793	1,442,084

Faurecia SA	34,485	1,754,648

Gecina SA, REIT	25,481	3,807,214

Getlink SE	214,152	3,446,977

Hermes International	16,781	11,806,544

ICADE, REIT (a)	20,987	1,793,673

Iliad SA (a)	12,481	1,271,528

Imerys SA	16,848	897,216

Ipsen SA	16,996	1,984,961

JCDecaux SA	35,323	1,156,854

Kering SA (a)	34,788	20,585,958

Klepierre SA, REIT	96,017	3,411,870

Lagardere SCA	56,557	1,540,377

Legrand SA	123,796	9,105,552

L’Oreal SA (a)	114,908	31,605,730

INVESTMENTS	SHARES	VALUE($)

France — continued

LVMH Moet Hennessy Louis Vuitton SE (a)	125,932	49,443,072

Natixis SA (a)	423,352	2,494,703

Orange SA	1,003,037	15,676,017

Pernod Ricard SA	96,751	16,870,181

Peugeot SA (a)	262,278	6,876,634

Publicis Groupe SA (a)	102,263	6,078,135

Renault SA	96,780	6,602,949

Rexel SA	139,889	1,880,653

Safran SA	153,017	22,303,929

Sanofi (a)	535,995	46,765,187

Sartorius Stedim Biotech	10,984	1,491,899

Schneider Electric SE (a)	249,972	21,156,613

SEB SA (a)	12,474	2,285,377

Societe Generale SA	353,859	11,221,399

Sodexo SA	41,363	4,743,657

Suez	196,477	2,760,117

Teleperformance*	26,770	5,146,281

Thales SA	49,489	5,912,819

TOTAL SA	1,180,772	65,639,996

Ubisoft Entertainment SA*	31,381	2,998,084

Unibail-Rodamco-Westfield, REIT	64,349	11,060,640

Valeo SA	111,400	4,051,921

Veolia Environnement SA (a)	262,889	6,217,971

Vinci SA	239,329	24,171,329

Vivendi SA (a)	357,503	10,376,824

		721,458,643

Germany — 13.5%

1&1 Drillisch AG	22,075	823,000

adidas AG	81,518	20,998,053

Allianz SE (Registered)	198,445	47,966,964

Aroundtown SA	334,640	2,718,791

BASF SE	429,410	35,057,444

Bayer AG (Registered)	435,990	29,017,637

Bayerische Motoren Werke AG	149,167	12,725,200

Bayerische Motoren Werke AG (Preference)	25,642	1,895,987

Beiersdorf AG	45,948	5,027,663

Brenntag AG	71,632	3,861,258

Commerzbank AG*	491,826	4,433,018

Continental AG	50,494	8,376,484

Covestro AG (b)	79,568	4,372,067

Daimler AG (Registered)*	465,162	30,531,354

Delivery Hero SE* (b)	53,347	2,458,579

Deutsche Bank AG (Registered)	888,964	7,371,711

Deutsche Boerse AG	88,829	11,869,539

Deutsche Lufthansa AG (Registered)	109,771	2,655,769

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

Deutsche Post AG (Registered)*	454,006	15,781,444

Deutsche Telekom AG (Registered)	1,513,744	25,362,633

Deutsche Wohnen SE	165,811	7,469,031

E.ON SE	1,029,066	11,064,234

Evonik Industries AG	69,097	2,062,729

Fraport AG Frankfurt Airport Services Worldwide	17,043	1,418,746

Fresenius Medical Care AG & Co. KGaA	99,081	8,350,889

Fresenius SE & Co. KGaA	191,467	10,887,744

GEA Group AG	76,126	2,132,873

Hannover Rueck SE	28,191	4,257,114

HeidelbergCement AG	68,645	5,554,756

Henkel AG & Co. KGaA	46,949	4,477,002

Henkel AG & Co. KGaA (Preference)	83,295	8,430,552

HOCHTIEF AG	9,087	1,358,586

HUGO BOSS AG	29,327	2,049,199

Infineon Technologies AG	527,244	12,498,626

Innogy SE* (b)	59,245	2,750,332

K+S AG (Registered)	88,662	1,805,369

KION Group AG	31,142	2,142,340

LANXESS AG	42,437	2,457,478

MAN SE (Preference)	1,575	126,504

Merck KGaA	60,424	6,440,626

MTU Aero Engines AG	24,311	5,735,684

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)*	69,913	17,398,124

Porsche Automobil Holding SE (Preference)	71,590	4,976,768

ProSiebenSat.1 Media SE	107,992	1,707,197

RWE AG*	253,024	6,490,073

RWE AG (Preference) (Non-Voting)*	17,778	453,630

SAP SE	505,432	65,154,349

Siemens AG (Registered)	397,395	47,648,529

Siemens Healthineers AG (a) (b)	64,819	2,774,528

Symrise AG	59,516	5,720,744

Talanx AG	18,594	744,136

Telefonica Deutschland Holding AG	372,120	1,208,703

thyssenkrupp AG (a)	187,045	2,637,078

TUI AG (a)	206,532	2,308,037

Uniper SE	89,770	2,723,928

United Internet AG (Registered)	57,851	2,325,891

Volkswagen AG	15,012	2,691,606

Volkswagen AG (Preference)	85,801	14,981,034

Vonovia SE	242,214	12,105,008

Wacker Chemie AG	8,154	716,804

Wirecard AG	53,693	8,111,259

INVESTMENTS	SHARES	VALUE($)

Germany — continued

Zalando SE* (b)	55,737	2,621,863

		582,274,298

Ghana — 0.0% (c)

Tullow Oil plc	640,767	1,878,807

Ireland — 0.9%

AIB Group plc	364,804	1,694,832

Bank of Ireland Group plc*	429,669	2,746,665

CRH plc	382,499	12,867,534

Glanbia plc	93,172	1,712,783

Kerry Group plc, Class A	70,686	7,912,285

Kingspan Group plc	70,732	3,719,131

Paddy Power Betfair plc	37,120	3,109,211

Ryanair Holdings plc, ADR*	45,690	3,547,372

Smurfit Kappa Group plc	110,487	3,239,958

		40,549,771

Italy — 3.5%

A2A SpA	725,755	1,214,649

Assicurazioni Generali SpA	575,017	11,156,501

Atlantia SpA	219,872	6,002,664

Banca Mediolanum SpA	115,219	846,255

Banco BPM SpA*	699,158	1,664,359

Brembo SpA	70,766	930,869

BuzziUnicem SpA	18,633	283,938

BuzziUnicem SpA	32,738	729,914

Davide Campari-Milano SpA	263,802	2,661,230

DiaSorin SpA	11,225	1,097,320

Enel SpA	3,608,842	22,851,775

Eni SpA	1,189,347	20,267,831

Ferrari NV	58,295	7,906,643

FinecoBank Banca Fineco SpA (a)	182,578	2,404,904

Hera SpA	341,972	1,217,335

Intesa Sanpaolo SpA	7,366,288	19,299,792

Leonardo SpA	182,249	2,107,675

Mediaset SpA* (a)	162,919	542,373

Mediobanca Banca di Credito Finanziario SpA	289,854	3,072,252

Moncler SpA	79,772	3,279,766

Pirelli & C SpA* (a) (b)	170,034	1,243,011

Poste Italiane SpA (b)	211,794	2,263,530

Prysmian SpA	124,190	2,397,919

Recordati SpA	47,241	1,908,901

Saipem SpA*	264,801	1,343,198

Salvatore Ferragamo SpA	22,235	504,464

Snam SpA	1,047,443	5,332,412

Telecom Italia SpA	2,792,040	1,457,928

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Italy — continued

Telecom Italia SpA* (a)	5,346,266	2,992,711

Terna Rete Elettrica Nazionale SpA	648,861	3,892,621

UniCredit SpA	987,790	13,675,068

Unione di Banche Italiane SpA (a)	471,951	1,473,376

UnipolSai Assicurazioni SpA	350,825	961,334

		148,984,518

Jordan — 0.0% (c)

Hikma Pharmaceuticals plc	64,420	1,486,554

Luxembourg — 0.4%

ArcelorMittal	299,179	6,508,962

Eurofins Scientific SE (a)	5,240	2,399,542

RTL Group SA	17,876	1,007,279

SES SA, FDR (a)	177,280	3,016,361

Tenaris SA	218,807	3,033,065

		15,965,209

Mexico — 0.0% (c)

Fresnillo plc	85,280	835,256

Netherlands — 7.2%

ABN AMRO Group NV, CVA (a) (b)	193,368	4,554,258

Adyen NV* (b)	10,738	8,751,450

Aegon NV	650,503	3,395,722

Akzo Nobel NV (a)	106,478	9,046,958

Altice Europe NV*	246,450	782,097

ASML Holding NV (a)	199,006	41,554,573

Boskalis Westminster (a)	38,931	1,068,464

EXOR NV	44,572	2,972,180

GrandVision NV (b)	26,670	600,170

HAL Trust	38,226	5,885,488

Heineken Holding NV (a)	55,211	5,620,698

Heineken NV (a)	110,411	11,936,240

ING Groep NV (a)	1,803,532	23,013,118

Koninklijke Ahold Delhaize NV	553,419	13,338,280

Koninklijke DSM NV	84,820	9,701,000

Koninklijke KPN NV	1,964,928	6,038,922

Koninklijke Philips NV	433,018	18,595,407

Koninklijke Vopak NV (a)	30,854	1,377,725

NN Group NV	142,428	6,215,503

OCI NV* (a)	29,170	847,210

Randstad NV	57,631	3,295,987

Royal Dutch Shell plc, Class A	2,071,730	66,008,260

Royal Dutch Shell plc, Class B	1,751,103	56,513,978

Wolters Kluwer NV	130,774	9,127,697

		310,241,385

INVESTMENTS	SHARES	VALUE($)

Norway — 1.2%

Aker ASA, Class A	11,437	783,622

Aker BP ASA	49,943	1,648,492

DNB ASA*	435,046	8,365,591

Equinor ASA	510,006	11,368,870

Gjensidige Forsikring ASA	87,952	1,710,307

Kongsberg Gruppen ASA	41,643	603,688

Leroy Seafood Group ASA	128,496	930,362

Mowi ASA	205,072	4,449,139

Norsk Hydro ASA	631,770	2,721,087

Orkla ASA	382,496	3,002,036

Salmar ASA	25,098	1,141,577

Schibsted ASA, Class A	37,078	974,055

Schibsted ASA, Class B	47,160	1,128,239

Storebrand ASA	216,836	1,832,549

Telenor ASA (a)	309,574	6,223,015

TGS NOPEC Geophysical Co. ASA	47,230	1,235,004

Yara International ASA	81,557	3,687,521

		51,805,154

Portugal — 0.3%

Banco Comercial Portugues SA, Class R*	4,271,665	1,199,025

EDP — Energias de Portugal SA*	1,130,305	4,289,129

Galp Energia SGPS SA	210,828	3,534,798

Jeronimo Martins SGPS SA	113,636	1,850,634

Navigator Co. SA (The)	101,960	450,845

NOS SGPS SA	113,541	763,092

Sonae SGPS SA	431,503	481,417

		12,568,940

Russia — 0.1%

Evraz plc	152,319	1,250,776

Polymetal International plc	117,313	1,236,828

		2,487,604

South Africa — 0.4%

Anglo American plc	657,088	17,051,246

Spain — 4.6%

Acciona SA	11,239	1,303,508

ACS Actividades de Construccion y Servicios SA	127,989	5,885,728

Aena SME SA (b)	34,363	6,380,099

Amadeus IT Group SA	205,160	16,350,567

Banco Bilbao Vizcaya Argentaria SA	3,117,394	18,956,403

Banco de Sabadell SA	2,598,677	3,025,728

Banco Santander SA	7,590,979	38,481,509

Bankia SA	557,416	1,543,854

CaixaBank SA	1,677,878	5,348,228

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Spain — continued

Codere SA*	33,007	135,317

EDP Renovaveis SA*	87,836	871,874

Enagas SA	105,173	3,000,095

Endesa SA	147,144	3,671,003

Ferrovial SA	221,268	5,456,386

Grifols SA	136,289	3,787,648

Grifols SA (Preference), Class B	120,356	2,317,007

Iberdrola SA	2,865,559	26,040,459

Industria de Diseno Textil SA	495,416	15,000,498

Mapfre SA	456,520	1,371,472

Naturgy Energy Group SA	168,424	4,794,744

Red Electrica Corp. SA	200,479	4,160,714

Repsol SA	597,626	10,140,932

Siemens Gamesa Renewable Energy SA	104,023	1,868,300

Telefonica SA	2,136,150	17,809,826

		197,701,899

Sweden — 4.5%

Alfa Laval AB (a)	138,906	3,224,240

Assa Abloy AB, Class B	463,665	9,912,030

Atlas Copco AB, Class A	302,176	9,432,214

Atlas Copco AB, Class B	182,437	5,196,203

Axfood AB	48,649	892,981

Boliden AB*	126,720	3,771,178

Castellum AB	126,613	2,276,432

Electrolux AB, Series B	119,516	2,929,137

Elekta AB, Class B	170,043	2,016,877

Epiroc AB, Class A*	289,987	2,997,770

Epiroc AB, Class B*	180,788	1,789,036

Essity AB, Class A	13,274	392,789

Essity AB, Class B	283,210	8,397,436

Fabege AB	125,712	1,746,100

Fastighets AB Balder, Class B*	45,109	1,426,930

Getinge AB, Class B	100,189	1,411,582

Hennes & Mauritz AB, Class B (a)	382,423	6,672,879

Hexagon AB, Class B	127,140	6,945,942

Hexpol AB	117,879	920,757

Holmen AB, Class B	46,064	968,727

Husqvarna AB, Class B	190,707	1,741,229

ICA Gruppen AB	35,331	1,277,878

Industrivarden AB, Class A	70,913	1,641,930

Industrivarden AB, Class C	77,310	1,739,835

Intrum AB (a)	33,715	858,531

Investment AB Latour, Class B	62,157	880,157

Investor AB, Class A	62,079	2,948,818

Investor AB, Class B	212,949	10,155,903

INVESTMENTS	SHARES	VALUE($)

Sweden — continued

Kinnevik AB, Class A (a)	2,724	80,268

Kinnevik AB, Class B	111,971	3,262,987

L E Lundbergforetagen AB, Class B	24,687	844,347

Lundin Petroleum AB	82,110	2,674,013

NCC AB, Class B	39,930	660,224

Nibe Industrier AB, Class B	189,631	2,549,567

Saab AB, Class B	38,070	1,253,260

Sandvik AB (a)	516,503	9,564,801

Securitas AB, Class B (a)	148,218	2,591,819

Skandinaviska Enskilda Banken AB, Class A	750,756	7,167,920

Skanska AB, Class B	172,245	2,999,506

SKF AB, Class A (a)	7,876	145,741

SKF AB, Class B (a)	175,306	3,254,026

SSAB AB, Class A	108,962	411,664

SSAB AB, Class B	279,933	902,736

Svenska Cellulosa AB SCA, Class A (a)	13,418	130,971

Svenska Cellulosa AB SCA, Class B	280,722	2,450,662

Svenska Handelsbanken AB, Class A	699,424	7,639,877

Svenska Handelsbanken AB, Class B	16,022	174,181

Swedbank AB, Class A	433,976	7,090,830

Swedish Match AB	81,480	3,972,932

Swedish Orphan Biovitrum AB*	82,629	1,507,706

Tele2 AB, Class B	231,335	3,090,530

Telefonaktiebolaget LM Ericsson, Class A	27,520	273,731

Telefonaktiebolaget LM Ericsson, Class B	1,308,987	12,948,732

Telia Co. AB	1,275,382	5,433,801

Trelleborg AB, Class B	112,426	1,859,390

Volvo AB, Class A	116,276	1,861,646

Volvo AB, Class B	767,019	12,292,579

		193,655,968

Switzerland — 13.9%

ABB Ltd. (Registered)*	902,157	18,556,215

Adecco Group AG (Registered)	77,878	4,474,325

Baloise Holding AG (Registered)	22,815	3,911,433

Barry Callebaut AG (Registered)	1,052	1,928,890

Chocoladefabriken Lindt & Spruengli AG	502	3,336,172

Chocoladefabriken Lindt & Spruengli AG (Registered)	51	3,868,983

Cie Financiere Richemont SA (Registered)	244,047	17,840,408

Coca-Cola HBC AG*	93,025	3,331,717

Credit Suisse Group AG (Registered)*	1,135,246	15,097,520

EMS-Chemie Holding AG (Registered)	3,326	2,014,190

Geberit AG (Registered)	17,318	7,261,591

Givaudan SA (Registered)	3,713	9,614,091

Glencore plc*	5,660,094	22,456,759

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Switzerland — continued

Julius Baer Group Ltd.*	104,636	5,054,432

Kuehne + Nagel International AG (Registered) (a)	23,271	3,382,551

LafargeHolcim Ltd. (Registered)*	224,158	11,507,700

Lonza Group AG (Registered)*	34,816	10,752,201

Mediclinic International plc	186,090	833,795

Nestle SA (Registered)	1,432,024	137,871,908

Novartis AG (Registered)	1,192,477	97,711,684

Pargesa Holding SA	15,788	1,240,762

Partners Group Holding AG	8,711	6,570,400

Roche Holding AG	12,717	3,327,130

Roche Holding AG	328,465	86,669,881

Schindler Holding AG	19,036	4,114,156

Schindler Holding AG (Registered)	8,974	1,907,908

SGS SA (Registered)	2,462	6,496,112

Sika AG (Registered)	59,657	9,140,768

Sonova Holding AG (Registered)	24,619	4,972,601

STMicroelectronics NV	310,685	5,705,643

Straumann Holding AG (Registered)	5,083	4,107,932

Sulzer AG (Registered)	5,613	592,315

Swatch Group AG (The)	14,418	4,400,215

Swatch Group AG (The) (Registered)	34,433	2,020,482

Swiss Life Holding AG (Registered)*	16,000	7,522,054

Swiss Re AG	142,481	13,717,767

Swisscom AG (Registered) (a)	11,867	5,529,479

Temenos AG (Registered)*	28,262	4,701,321

UBS Group AG (Registered)*	1,790,985	24,016,155

Vifor Pharma AG(a)	20,454	2,671,069

Zurich Insurance Group AG	70,377	22,433,937

		602,664,652

United Arab Emirates — 0.0% (c)

NMC Health plc	39,599	1,462,307

United Kingdom — 23.1%

3i Group plc	454,074	6,353,597

Admiral Group plc	119,747	3,449,227

Aggreko plc	117,758	1,312,793

Ashtead Group plc	235,317	6,534,102

ASOS plc*	24,715	1,267,387

Associated British Foods plc	166,557	5,563,400

AstraZeneca plc	591,547	44,070,137

Auto Trader Group plc (b)	434,991	3,215,611

Aviva plc	1,840,402	10,335,934

Babcock International Group plc	232,247	1,594,295

BAE Systems plc	1,491,946	9,589,157

Barclays plc	7,530,115	16,159,670

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Barratt Developments plc	466,653	3,671,085

Berkeley Group Holdings plc	64,873	3,182,451

BP plc	9,458,682	68,780,733

British American Tobacco plc	1,070,378	41,904,170

British Land Co. plc (The), REIT	446,903	3,467,374

BT Group plc	4,101,094	12,237,725

Bunzl plc	156,905	4,732,425

Burberry Group plc	192,327	5,069,165

Centrica plc	2,653,858	3,689,309

CNH Industrial NV	464,536	5,050,381

Coca-Cola European Partners plc	109,088	5,846,026

Compass Group plc	744,791	16,946,870

ConvaTec Group plc (b)	343,679	622,469

Croda International plc	61,192	4,145,055

DCC plc	46,953	4,202,779

Derwent London plc, REIT	51,356	2,125,517

Diageo plc	1,130,845	47,673,839

Direct Line Insurance Group plc	637,075	2,741,366

Dixons Carphone plc	465,078	881,702

DS Smith plc	633,635	2,959,491

easyJet plc	120,853	1,831,156

Experian plc	430,961	12,544,806

Fiat Chrysler Automobiles NV	514,392	7,927,497

G4S plc	718,818	2,031,605

GlaxoSmithKline plc	2,308,744	47,429,044

GVC Holdings plc	267,563	2,283,238

Halma plc	175,174	4,121,788

Hammerson plc, REIT	356,941	1,501,780

Hargreaves Lansdown plc	125,181	3,697,707

Hiscox Ltd.	135,743	2,969,064

HSBC Holdings plc	9,519,472	82,942,805

Imperial Brands plc	450,449	14,332,464

Informa plc	585,153	5,949,858

InterContinental Hotels Group plc	87,763	5,684,419

International Consolidated Airlines Group SA	369,262	2,609,448

Intertek Group plc	75,170	5,257,676

Intu Properties plc, REIT	395,139	486,879

ITV plc	1,678,703	2,997,551

J Sainsbury plc	790,258	2,295,887

JD Sports Fashion plc	192,219	1,580,077

John Wood Group plc	313,908	1,924,493

Johnson Matthey plc	92,114	4,018,421

Just Eat plc*	271,984	2,486,483

Kingfisher plc	986,148	3,400,424

Land Securities Group plc, REIT	348,121	4,195,530

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Legal & General Group plc	2,761,985	10,044,045

Lloyds Banking Group plc	33,368,895	27,290,246

London Stock Exchange Group plc	147,399	9,663,965

Marks & Spencer Group plc	752,875	2,808,420

Melrose Industries plc	2,271,348	6,009,871

Merlin Entertainments plc (b)	328,772	1,572,218

Micro Focus International plc	168,810	4,279,181

Mondi plc	170,051	3,736,914

National Grid plc	1,718,681	18,829,760

Next plc	64,323	4,843,116

Ocado Group plc*	270,549	4,816,410

Pearson plc	361,649	3,917,704

Persimmon plc	148,477	4,337,435

Phoenix Group Holdings plc	267,379	2,527,387

Prudential plc	1,208,943	27,468,856

Reckitt Benckiser Group plc	344,347	27,859,887

RELX plc	940,492	21,608,392

Rentokil Initial plc	851,341	4,338,615

Rightmove plc	421,673	2,981,693

Rolls-Royce Holdings plc*	881,516	10,556,625

Royal Bank of Scotland Group plc	2,125,199	6,654,711

Royal Mail plc	407,692	1,345,218

RSA Insurance Group plc	475,646	3,371,909

Sage Group plc (The)	523,544	4,962,751

Schroders plc	57,596	2,383,723

Schroders plc (Non-Voting)	23,007	725,231

Segro plc, REIT	502,459	4,452,080

Severn Trent plc	111,373	2,964,582

Smith & Nephew plc	416,560	8,053,141

Smiths Group plc	181,879	3,621,129

Spirax-Sarco Engineering plc	34,374	3,706,124

SSE plc	483,572	7,235,507

St James’s Place plc	245,209	3,598,524

Standard Chartered plc	1,299,644	11,882,867

Standard Life Aberdeen plc	1,155,390	4,209,689

Subsea 7 SA	119,772	1,521,637

Tate & Lyle plc	216,018	2,165,102

Taylor Wimpey plc	1,515,709	3,593,456

TechnipFMC plc	201,865	4,985,695

Tesco plc	4,541,140	14,816,102

Travis Perkins plc	115,849	2,113,865

Unilever NV, CVA (a)	801,676	48,505,070

Unilever plc	555,040	33,643,799

United Utilities Group plc	316,035	3,428,356

Vodafone Group plc	12,527,307	23,236,586

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Weir Group plc (The)	120,342	2,615,619

Whitbread plc	85,610	4,984,146

Wm Morrison Supermarkets plc	1,090,696	3,074,260

WPP plc	589,376	7,354,114

		1,000,571,075

United States — 0.4%

Carnival plc	96,139	5,096,772

Ferguson plc	108,650	7,732,174

QIAGEN NV* (a)	107,017	4,143,791

		16,972,737

Total Common Stocks (Cost $4,075,205,585)		4,284,665,298

Preferred Stocks — 0.0% (c)

United Kingdom — 0.0% (c)

Rolls-Royce Holdings plc (Preference)* (Cost $80,694)	62,587,636	81,615

Investment Of Cash Collateral From Securities Loaned — 6.3%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	197,982,102	198,001,900

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e)	75,944,790	75,944,790

Total Investment Of Cash Collateral From Securities Loaned (Cost $273,946,690)		273,946,690

Total Investments — 105.4% (Cost $4,349,232,969)		4,558,693,603

Liabilities in Excess of Other Assets — (5.4)%		(233,565,877)

NET ASSETS — 100.0%		4,325,127,726

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	9.2%

Banks	8.9

Oil, Gas & Consumable Fuels	7.2

Investment of cash collateral from securities loaned	6.0

Insurance	5.6

Food Products	4.3

Textiles, Apparel & Luxury Goods	3.4

Chemicals	3.4

Beverages	3.1

Personal Products	2.6

Metals & Mining	2.6

Diversified Telecommunication Services	2.4

Capital Markets	2.2

Automobiles	2.1

Aerospace & Defense	2.1

Machinery	2.1

Electric Utilities	2.0

Software	1.9

Professional Services	1.6

Multi-Utilities	1.5

Electrical Equipment	1.5

Tobacco	1.3

Semiconductors & Semiconductor Equipment	1.3

Industrial Conglomerates	1.2

Health Care Equipment & Supplies	1.2

Construction & Engineering	1.1

INDUSTRY	PERCENTAGE

Hotels, Restaurants & Leisure	1.1%

Household Products	1.1

Food & Staples Retailing	1.1

IT Services	1.0

Diversified Financial Services	1.0

Others (each less than 1.0%)	12.9

Abbreviations

ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital
SDR	— Swedish Depositary Receipt
SGPS	— Holding company

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $256,352,424.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Amount rounds to less than 0.1% of net assets.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
EURO STOXX 50 Index	568	06/2019	EUR	22,023,886	1,002,817
FTSE 100 Index	141	06/2019	GBP	13,569,998	329,521

					1,332,338

Abbreviations

EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%

Air Freight & Logistics — 0.4%

SG Holdings Co. Ltd.	221,100	5,920,829

Yamato Holdings Co. Ltd.	374,000	8,124,662

		14,045,491

Airlines — 0.2%

ANA Holdings, Inc.	104,200	3,646,661

Japan Airlines Co. Ltd.	104,200	3,398,316

		7,044,977

Auto Components — 2.7%

Aisin Seiki Co. Ltd.	166,100	6,425,563

Bridgestone Corp.	554,600	22,001,210

Denso Corp.	472,700	20,654,642

Koito Manufacturing Co. Ltd.	117,200	7,018,024

NGK Spark Plug Co. Ltd.	162,100	3,160,631

NHK Spring Co. Ltd. (a)	205,200	1,848,329

NOK Corp.	110,000	1,767,015

Stanley Electric Co. Ltd.	139,700	3,787,694

Sumitomo Electric Industries Ltd.	722,700	9,616,024

Sumitomo Rubber Industries Ltd.	163,400	2,009,222

Tokai Rika Co. Ltd.	48,700	845,640

Toyoda Gosei Co. Ltd.	66,900	1,392,672

Toyota Boshoku Corp.	78,700	1,162,883

Toyota Industries Corp.	186,600	10,577,190

Yokohama Rubber Co. Ltd. (The)	122,300	2,304,470

		94,571,209

Automobiles — 7.8%

Honda Motor Co. Ltd.	1,648,700	46,003,595

Isuzu Motors Ltd.	563,300	8,113,068

Mazda Motor Corp.	547,100	6,474,906

Mitsubishi Motors Corp.	624,700	3,508,029

Nissan Motor Co. Ltd.	2,188,700	17,570,980

Subaru Corp.	581,700	14,254,524

Suzuki Motor Corp.	402,400	18,362,998

Toyota Motor Corp.	2,436,100	150,820,060

Yamaha Motor Co. Ltd.	285,500	5,887,586

		270,995,746

Banks — 5.9%

77 Bank Ltd. (The)	69,400	995,886

Aozora Bank Ltd.	107,200	2,619,275

Bank of Kyoto Ltd. (The)	68,600	2,972,749

Chiba Bank Ltd. (The)	708,100	3,719,243

Chugoku Bank Ltd. (The)	177,000	1,713,972

Concordia Financial Group Ltd.	1,151,200	4,494,401

Fukuoka Financial Group, Inc.	175,000	4,084,897

Gunma Bank Ltd. (The)	388,900	1,542,243

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Hachijuni Bank Ltd. (The)	465,700	1,874,509

Hiroshima Bank Ltd. (The)	285,500	1,540,026

Hokuhoku Financial Group, Inc.	120,600	1,330,152

Iyo Bank Ltd. (The)	294,100	1,635,862

Kansai Mirai Financial Group, Inc.	95,600	667,957

Kyushu Financial Group, Inc.	421,600	1,701,482

Mebuki Financial Group, Inc.	964,500	2,459,080

Mitsubishi UFJ Financial Group, Inc.	11,816,100	58,625,889

Mizuho Financial Group, Inc.	23,098,600	36,073,724

Resona Holdings, Inc.	2,009,100	8,528,873

Seven Bank Ltd.	672,100	1,828,400

Shinsei Bank Ltd.	176,000	2,454,199

Shizuoka Bank Ltd. (The)	514,000	3,949,503

Sumitomo Mitsui Financial Group, Inc.	1,273,700	46,294,198

Sumitomo Mitsui Trust Holdings, Inc.	355,000	12,386,364

Yamaguchi Financial Group, Inc.	226,100	1,672,848

		205,165,732

Beverages — 1.3%

Asahi Group Holdings Ltd.	405,000	17,659,341

Coca-Cola Bottlers Japan Holdings, Inc.	142,100	3,508,738

Kirin Holdings Co. Ltd.	831,600	18,917,623

Sapporo Holdings Ltd.	71,400	1,464,262

Suntory Beverage & Food Ltd.	115,300	5,098,470

		46,648,434

Biotechnology — 0.1%

PeptiDream, Inc.*	85,900	4,653,199

Building Products — 1.5%

AGC, Inc.	206,700	7,052,154

Daikin Industries Ltd.	266,800	33,968,836

LIXIL Group Corp.	265,000	3,462,089

TOTO Ltd.	144,600	6,129,278

		50,612,357

Capital Markets — 0.9%

Daiwa Securities Group, Inc.	1,468,600	6,836,091

Japan Exchange Group, Inc.	487,700	7,963,948

Matsui Securities Co. Ltd.	110,700	987,483

Nomura Holdings, Inc.	2,956,400	11,193,578

SBI Holdings, Inc.	214,600	4,601,324

		31,582,424

Chemicals — 4.3%

Air Water, Inc.	172,300	2,628,203

Asahi Kasei Corp.	1,275,600	13,146,806

Daicel Corp.	303,200	3,401,495

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Chemicals — continued

DIC Corp.	81,800	2,402,754

Hitachi Chemical Co. Ltd.	93,900	2,504,487

JSR Corp.	184,900	2,821,301

Kaneka Corp.	60,100	2,320,740

Kansai Paint Co. Ltd.	236,100	4,501,571

Kuraray Co. Ltd.	323,100	4,341,092

Mitsubishi Chemical Holdings Corp.	1,371,000	9,774,749

Mitsubishi Gas Chemical Co., Inc.	194,300	2,916,995

Mitsui Chemicals, Inc.	185,800	4,567,320

Nippon Paint Holdings Co. Ltd.	180,000	6,855,524

Nippon Shokubai Co. Ltd.	31,600	2,198,318

Nissan Chemical Corp.	135,800	6,050,097

Nitto Denko Corp.	144,100	7,791,089

Shin-Etsu Chemical Co. Ltd.	369,800	35,029,131

Showa Denko KK	129,200	4,410,896

Sumitomo Chemical Co. Ltd.	1,505,900	7,512,942

Taiyo Nippon Sanso Corp.	193,400	3,222,371

Teijin Ltd.	179,600	3,089,501

Toray Industries, Inc.	1,485,000	10,161,967

Tosoh Corp.	295,400	4,762,922

Ube Industries Ltd.	95,700	2,047,569

		148,459,840

Commercial Services & Supplies — 1.0%

Dai Nippon Printing Co. Ltd.	275,000	6,527,962

Park24 Co. Ltd.	105,000	2,209,148

Secom Co. Ltd.	195,200	16,422,440

Sohgo Security Services Co. Ltd.	79,100	3,534,280

Toppan Printing Co. Ltd.	295,600	4,797,903

		33,491,733

Construction & Engineering — 1.0%

JGC Corp.	236,300	3,404,720

Kajima Corp.	457,200	6,785,807

Kinden Corp.	132,100	2,122,461

Obayashi Corp.	657,300	6,461,655

Shimizu Corp.	661,100	5,662,506

Taisei Corp.	204,100	8,980,421

		33,417,570

Construction Materials — 0.1%

Taiheiyo Cement Corp.	115,900	3,737,637

Consumer Finance — 0.2%

Acom Co. Ltd.	421,400	1,480,840

AEON Financial Service Co. Ltd.	104,100	2,161,275

Credit Saison Co. Ltd.	148,300	1,897,436

Hitachi Capital Corp.	47,100	1,096,764

INVESTMENTS	SHARES	VALUE($)

Consumer Finance — continued

Orient Corp. (a)	515,500	543,815

		7,180,130

Containers & Packaging — 0.1%

Toyo Seikan Group Holdings Ltd.	147,400	2,955,551

Distributors — 0.0% (b)

Canon Marketing Japan, Inc.	50,100	1,087,066

Diversified Consumer Services — 0.1%

Benesse Holdings, Inc.	74,600	2,062,530

Diversified Financial Services — 0.6%

Mitsubishi UFJ Lease & Finance Co. Ltd.	488,900	2,492,865

ORIX Corp.	1,205,000	17,069,828

Tokyo Century Corp.	49,300	2,280,128

		21,842,821

Diversified Telecommunication Services — 0.7%

Nippon Telegraph & Telephone Corp.	584,500	24,320,129

Electric Utilities — 1.1%

Chubu Electric Power Co., Inc.	656,000	9,539,248

Chugoku Electric Power Co., Inc. (The)	284,200	3,393,237

Hokuriku Electric Power Co.	181,300	1,348,142

Kansai Electric Power Co., Inc. (The)	735,600	8,899,482

Kyushu Electric Power Co., Inc.	432,300	4,186,483

Shikoku Electric Power Co., Inc.	188,800	1,908,019

Tohoku Electric Power Co., Inc.	457,700	5,239,463

Tokyo Electric Power Co. Holdings, Inc.*	731,900	4,134,049

		38,648,123

Electrical Equipment — 2.2%

Fuji Electric Co. Ltd.	136,100	4,824,883

Furukawa Electric Co. Ltd.	63,700	1,681,359

GS Yuasa Corp.	75,400	1,514,924

Mabuchi Motor Co. Ltd.	54,100	2,006,461

Mitsubishi Electric Corp.	1,952,900	27,945,868

Nidec Corp.	249,800	35,681,103

Ushio, Inc.	111,900	1,360,346

		75,014,944

Electronic Equipment, Instruments & Components — 5.6%

Alps Alpine Co. Ltd.	181,700	3,842,732

Citizen Watch Co. Ltd.	290,800	1,639,597

Hamamatsu Photonics KK	131,900	5,368,521

Hirose Electric Co. Ltd.	28,200	3,268,374

Hitachi High-Technologies Corp.	60,400	2,692,148

Hitachi Ltd.	880,200	29,273,913

Ibiden Co. Ltd. (a)	122,100	2,190,638

Keyence Corp.	85,100	53,169,952

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electronic Equipment, Instruments & Components — continued

Kyocera Corp.	326,600	21,223,926

Murata Manufacturing Co. Ltd.	584,100	29,329,798

Nippon Electric Glass Co. Ltd.	78,900	2,168,094

Omron Corp.	195,100	10,479,617

Shimadzu Corp.	249,700	6,697,776

TDK Corp.	118,200	10,355,983

Yaskawa Electric Corp.	243,600	9,068,692

Yokogawa Electric Corp.	216,900	4,542,116

		195,311,877

Entertainment — 1.6%

DeNA Co. Ltd.	97,000	1,514,830

GungHo Online Entertainment, Inc.	434,100	1,354,344

Konami Holdings Corp.	93,800	4,271,249

Nexon Co. Ltd.*	414,900	5,906,183

Nintendo Co. Ltd.	102,000	35,130,409

Square Enix Holdings Co. Ltd.	80,500	2,785,538

Toho Co. Ltd.	128,800	5,408,868

		56,371,421

Equity Real Estate Investment Trusts (REITs) — 1.5%

Advance Residence Investment Corp.	1,234	3,444,932

Daiwa House REIT Investment Corp.	1,689	3,878,416

GLP J	3,492	3,755,479

Japan Prime Realty Investment Corp.	844	3,374,444

Japan Real Estate Investment Corp.	1,259	6,978,840

Japan Retail Fund Investment Corp.	2,388	4,563,064

Nippon Building Fund, Inc.	1,283	8,261,761

Nippon Prologis REIT, Inc.	1,996	4,286,360

Nomura Real Estate Master Fund, Inc.	4,129	6,049,945

Orix JREIT, Inc.	2,502	4,392,786

United Urban Investment Corp.	2,788	4,451,172

		53,437,199

Food & Staples Retailing — 1.7%

Aeon Co. Ltd.	793,300	14,665,394

Cosmos Pharmaceutical Corp.	9,500	1,518,678

FamilyMart UNY Holdings Co. Ltd.	280,300	7,474,642

Lawson, Inc.	45,500	2,124,400

Matsumotokiyoshi Holdings Co. Ltd.	79,800	2,642,234

Seven & i Holdings Co. Ltd.	726,300	25,135,289

Sundrug Co. Ltd.	55,200	1,479,941

Tsuruha Holdings, Inc.	34,800	2,965,859

Welcia Holdings Co. Ltd.	46,200	1,821,103

		59,827,540

INVESTMENTS	SHARES	VALUE($)

Food Products — 1.9%

Ajinomoto Co., Inc.	500,200	8,092,995

Calbee, Inc.	99,000	2,741,346

Ezaki Glico Co. Ltd.	52,900	2,791,792

Kewpie Corp.	108,900	2,522,515

Kikkoman Corp.	161,000	7,496,992

MEIJI Holdings Co. Ltd.	131,800	10,389,266

NH Foods Ltd.	98,000	3,949,531

Nisshin Seifun Group, Inc.	239,000	5,572,957

Nissin Foods Holdings Co. Ltd.	72,000	4,765,070

Toyo Suisan Kaisha Ltd.	92,600	3,535,871

Yakult Honsha Co. Ltd.	146,400	9,995,547

Yamazaki Baking Co. Ltd.	165,100	2,459,533

		64,313,415

Gas Utilities — 0.6%

Osaka Gas Co. Ltd.	379,300	7,016,643

Toho Gas Co. Ltd.	90,800	3,743,663

Tokyo Gas Co. Ltd.	361,700	9,202,429

		19,962,735

Health Care Equipment & Supplies — 2.0%

Asahi Intecc Co. Ltd.	112,200	5,683,935

Hoya Corp.	347,500	24,543,105

Olympus Corp.	1,182,100	13,267,426

Sysmex Corp.	142,900	8,188,467

Terumo Corp.	608,200	18,354,656

		70,037,589

Health Care Providers & Services — 0.4%

Alfresa Holdings Corp.	197,100	5,499,864

Medipal Holdings Corp.	184,300	4,144,231

Suzuken Co. Ltd.	81,200	4,682,024

		14,326,119

Health Care Technology — 0.2%

M3, Inc.	370,900	6,621,190

Hotels, Restaurants & Leisure — 0.7%

McDonald’s Holdings Co. Japan Ltd.	60,700	2,810,928

Oriental Land Co. Ltd.	205,000	22,674,834

		25,485,762

Household Durables — 3.2%

Casio Computer Co. Ltd.	211,200	2,660,319

Haseko Corp.	274,200	3,316,167

Iida Group Holdings Co. Ltd.	169,800	2,877,339

Nikon Corp.	364,000	5,076,268

Panasonic Corp.	2,120,500	19,525,988

Rinnai Corp.	37,600	2,536,647

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Household Durables — continued

Sekisui Chemical Co. Ltd.	398,600	6,398,926

Sekisui House Ltd.	589,900	9,511,125

Sharp Corp.*	170,700	1,904,243

Sony Corp.	1,156,700	58,260,792

		112,067,814

Household Products — 0.7%

Lion Corp.	272,600	5,611,280

Pigeon Corp.	110,500	4,731,130

Unicharm Corp.	366,400	12,091,869

		22,434,279

Independent Power and Renewable Electricity Producers — 0.1%

Electric Power Development Co. Ltd.	158,600	3,686,726

Industrial Conglomerates — 0.6%

Keihan Holdings Co. Ltd.	98,100	4,177,692

Toshiba Corp.	495,300	16,504,155

		20,681,847

Insurance — 2.9%

Dai-ichi Life Holdings, Inc.	1,089,700	15,729,626

Japan Post Holdings Co. Ltd., ADR	1,350,600	15,126,249

Japan Post Insurance Co. Ltd. (a)	59,200	1,197,757

MS&AD Insurance Group Holdings, Inc.	459,100	14,270,525

Sompo Holdings, Inc.	339,600	12,817,587

Sony Financial Holdings, Inc.	146,100	3,003,970

T&D Holdings, Inc.	566,000	6,130,401

Tokio Marine Holdings, Inc.	655,500	33,211,116

		101,487,231

Interactive Media & Services — 0.2%

Kakaku.com, Inc.	121,100	2,494,965

LINE Corp.*	59,300	1,986,814

Mixi, Inc.	38,400	829,751

Yahoo Japan Corp.	1,031,900	2,754,626

		8,066,156

Internet & Direct Marketing Retail — 0.4%

Mercari, Inc.*	39,100	1,213,478

Rakuten, Inc.	743,200	8,314,557

ZOZO, Inc.	174,900	3,106,829

		12,634,864

IT Services — 1.2%

Fujitsu Ltd.	188,300	13,823,967

Itochu Techno-Solutions Corp.	88,100	2,165,064

Nomura Research Institute Ltd.	121,600	5,952,188

NTT Data Corp.	587,100	6,846,174

INVESTMENTS	SHARES	VALUE($)

IT Services — continued

Obic Co. Ltd.	60,900	7,070,211

Otsuka Corp.	100,500	3,952,969

SCSK Corp.	46,900	2,228,724

		42,039,297

Leisure Products — 0.9%

Bandai Namco Holdings, Inc.	201,900	9,679,261

Sankyo Co. Ltd.	41,800	1,650,822

Sega Sammy Holdings, Inc.	170,600	2,160,884

Shimano, Inc.	77,800	11,435,308

Yamaha Corp.	151,700	7,876,634

		32,802,909

Machinery — 5.3%

Amada Holdings Co. Ltd.	344,300	3,859,637

Daifuku Co. Ltd.	115,400	7,099,487

FANUC Corp.	176,600	33,178,825

Harmonic Drive Systems, Inc. (a)	36,700	1,461,162

Hino Motors Ltd.	261,100	2,475,354

Hitachi Construction Machinery Co. Ltd.	97,000	2,604,796

Hoshizaki Corp.	49,900	3,235,143

IHI Corp.	140,000	3,342,280

JTEKT Corp.	224,800	2,899,855

Kawasaki Heavy Industries Ltd.	152,100	3,553,513

Komatsu Ltd.	885,600	22,875,411

Kubota Corp.	1,067,100	16,246,870

Kurita Water Industries Ltd.	97,000	2,525,023

Makita Corp.	254,100	9,270,442

MINEBEA MITSUMI, Inc.	389,300	6,943,017

MISUMI Group, Inc.	257,600	6,726,221

Mitsubishi Heavy Industries Ltd.	307,300	12,806,750

Nabtesco Corp.	113,800	3,489,552

NGK Insulators Ltd.	255,800	3,799,602

NSK Ltd.	432,200	4,492,139

SMC Corp.	61,500	25,686,402

Sumitomo Heavy Industries Ltd.	111,700	3,971,752

THK Co. Ltd.	112,000	2,961,710

		185,504,943

Marine — 0.2%

Mitsui OSK Lines Ltd.	109,500	2,787,150

Nippon Yusen KK	155,000	2,648,625

		5,435,775

Media — 0.6%

CyberAgent, Inc.	91,800	3,679,730

Dentsu, Inc.	222,800	9,117,025

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Media — continued

Fuji Media Holdings, Inc.	42,900	577,335

Hakuhodo DY Holdings, Inc.	276,700	4,678,423

Nippon Television Holdings, Inc.	48,700	712,835

Tokyo Broadcasting System Holdings, Inc.	31,500	599,184

		19,364,532

Metals & Mining — 1.3%

Daido Steel Co. Ltd.	35,900	1,464,740

Hitachi Metals Ltd.	183,100	2,116,421

JFE Holdings, Inc.	525,200	9,037,564

Kobe Steel Ltd.	331,000	2,534,790

Maruichi Steel Tube Ltd.	72,600	2,007,159

Mitsubishi Materials Corp.	120,000	3,121,099

Nippon Steel Corp.	839,200	15,010,592

Sumitomo Metal Mining Co. Ltd.	249,000	7,832,010

Yamato Kogyo Co. Ltd.	44,000	1,221,659

		44,346,034

Multiline Retail — 0.8%

Isetan Mitsukoshi Holdings Ltd.	359,500	3,426,971

Izumi Co. Ltd.	43,300	1,891,153

J Front Retailing Co. Ltd.	247,800	3,027,840

Marui Group Co. Ltd.	193,800	3,942,095

Pan Pacific International Holdings Corp.	126,600	8,158,645

Ryohin Keikaku Co. Ltd.	24,200	4,616,004

Seria Co. Ltd.	40,900	1,216,505

Takashimaya Co. Ltd.	162,300	1,824,933

		28,104,146

Oil, Gas & Consumable Fuels — 0.9%

Idemitsu Kosan Co. Ltd.	228,252	7,416,367

Inpex Corp.	984,600	9,578,993

JXTG Holdings, Inc.	3,081,600	14,992,578

		31,987,938

Paper & Forest Products — 0.2%

Oji Holdings Corp.	923,900	5,543,834

Personal Products — 2.2%

Kao Corp.	444,900	34,345,140

Kobayashi Pharmaceutical Co. Ltd.	50,600	4,035,311

Kose Corp.	29,300	5,488,649

Pola Orbis Holdings, Inc.	77,200	2,436,883

Shiseido Co. Ltd.	364,200	28,647,246

		74,953,229

Pharmaceuticals — 5.8%

Astellas Pharma, Inc.	1,800,500	24,385,747

Chugai Pharmaceutical Co. Ltd.	193,700	12,283,760

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued

Daiichi Sankyo Co. Ltd.	555,100	27,446,606

Eisai Co. Ltd.	270,200	15,733,938

Hisamitsu Pharmaceutical Co., Inc.	76,200	3,241,165

Kyowa Hakko Kirin Co. Ltd.	221,200	4,303,068

Mitsubishi Tanabe Pharma Corp.	224,700	2,828,323

Nippon Shinyaku Co. Ltd.	55,400	3,825,358

Ono Pharmaceutical Co. Ltd.	470,600	8,840,327

Otsuka Holdings Co. Ltd.	507,400	18,139,334

Santen Pharmaceutical Co. Ltd.	370,000	5,652,014

Shionogi & Co. Ltd.	262,400	15,327,573

Sumitomo Dainippon Pharma Co. Ltd.	156,000	3,446,524

Taisho Pharmaceutical Holdings Co. Ltd.	49,900	4,615,760

Takeda Pharmaceutical Co. Ltd.	1,381,700	50,987,114

Tsumura & Co.	62,000	1,906,568

		202,963,179

Professional Services — 1.4%

Nihon M&A Center, Inc.	124,300	3,547,006

Persol Holdings Co. Ltd.	172,400	3,249,640

Recruit Holdings Co. Ltd.	1,435,000	43,213,402

		50,010,048

Real Estate Management & Development — 2.8%

Aeon Mall Co. Ltd.	94,200	1,446,247

Daito Trust Construction Co. Ltd.	68,900	9,225,949

Daiwa House Industry Co. Ltd.	606,300	16,994,294

Hulic Co. Ltd.	445,900	3,846,852

Mitsubishi Estate Co. Ltd.	1,265,700	21,402,924

Mitsui Fudosan Co. Ltd.	901,700	20,885,117

Nomura Real Estate Holdings, Inc.	111,800	2,377,456

Sumitomo Realty & Development Co. Ltd.	433,000	16,008,050

Tokyo Tatemono Co. Ltd.	198,000	2,234,942

Tokyu Fudosan Holdings Corp.	523,700	2,954,635

		97,376,466

Road & Rail — 4.6%

Central Japan Railway Co.	187,500	40,319,893

East Japan Railway Co.	347,400	32,739,634

Hankyu Hanshin Holdings, Inc.	231,700	8,662,580

Keikyu Corp.	250,100	4,273,181

Keio Corp.	110,900	6,696,056

Keisei Electric Railway Co. Ltd.	157,200	5,513,897

Kintetsu Group Holdings Co. Ltd.	173,700	7,720,717

Kyushu Railway Co.	145,300	4,734,488

Nagoya Railroad Co. Ltd.	173,500	4,702,716

Nankai Electric Railway Co. Ltd.	102,500	2,796,907

Nippon Express Co. Ltd.	78,300	4,305,990

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Road & Rail — continued

Odakyu Electric Railway Co. Ltd.	308,900	7,276,141

Seibu Holdings, Inc.	261,300	4,253,562

Tobu Railway Co. Ltd.	193,500	5,479,191

Tokyu Corp.	516,700	8,435,436

West Japan Railway Co.	175,300	13,037,749

		160,948,138

Semiconductors & Semiconductor Equipment — 1.2%

Advantest Corp.	164,200	4,656,502

Disco Corp.	27,000	4,672,264

Rohm Co. Ltd.	86,900	6,408,035

SUMCO Corp.	208,700	2,753,140

Tokyo Electron Ltd.	150,300	23,857,640

		42,347,581

Software — 0.2%

Oracle Corp.	30,400	2,084,459

Trend Micro, Inc.	109,500	5,474,112

		7,558,571

Specialty Retail — 1.7%

ABC-Mart, Inc.	28,700	1,783,702

Fast Retailing Co. Ltd.	56,900	32,921,801

Hikari Tsushin, Inc.	22,200	4,116,076

K’s Holdings Corp.	199,900	1,783,121

Nitori Holdings Co. Ltd.	80,100	9,556,143

Shimamura Co. Ltd.	22,400	1,670,234

USS Co. Ltd.	203,200	3,900,591

Yamada Denki Co. Ltd.	686,200	3,252,883

		58,984,551

Technology Hardware, Storage & Peripherals — 2.1%

Brother Industries Ltd.	239,200	4,722,996

Canon, Inc.	983,000	27,276,360

FUJIFILM Holdings Corp.	393,200	18,368,850

Konica Minolta, Inc.	457,500	4,594,049

NEC Corp.	237,600	8,024,480

Ricoh Co. Ltd.	677,600	6,855,252

Seiko Epson Corp.	290,100	4,652,921

		74,494,908

Textiles, Apparel & Luxury Goods — 0.1%

Asics Corp.	172,300	2,122,698

Tobacco — 0.7%

Japan Tobacco, Inc.	1,019,000	23,546,668

Trading Companies & Distributors — 3.8%

ITOCHU Corp.	1,341,100	24,198,077

Marubeni Corp.	1,580,800	11,327,368

INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — continued

Mitsubishi Corp.	1,447,400	39,872,536

Mitsui & Co. Ltd.	1,585,100	25,638,357

MonotaRO Co. Ltd.	126,000	2,901,473

Sojitz Corp.	1,024,800	3,528,131

Sumitomo Corp.	1,138,300	16,315,055

Toyota Tsusho Corp.	215,100	7,144,709

		130,925,706

Transportation Infrastructure — 0.2%

Japan Airport Terminal Co. Ltd.	65,500	2,769,895

Kamigumi Co. Ltd.	109,800	2,622,972

Mitsubishi Logistics Corp. (a)	75,300	2,015,310

		7,408,177

Wireless Telecommunication Services — 4.1%

KDDI Corp.	1,589,600	36,636,381

NTT DOCOMO, Inc.	971,400	21,094,520

SoftBank Group Corp.	791,000	83,870,826

		141,601,727

Total Common Stocks (Cost $3,508,884,161)		3,434,662,462

Investment Of Cash Collateral From Securities Loaned — 0.1%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	3,003,900	3,004,200

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	1,934,949	1,934,949

Total Investment Of Cash Collateral From Securities Loaned (Cost $4,939,149)		4,939,149

Total Investments — 98.9% (Cost $3,513,823,310)		3,439,601,611

Other Assets Less Liabilities — 1.1%		39,911,725

NET ASSETS — 100.0%		3,479,513,336

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $4,734,944.
(b)	— Amount rounds to less than 0.1% of net assets.

(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
TOPIX Index	306	06/2019	JPY	44,597,244	452,088

					452,088

Abbreviations

JPY	— Japanese Yen
TOPIX	— Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Aerospace & Defense — 2.5%

Arconic, Inc.	528	11,342

Boeing Co. (The)	648	244,743

General Dynamics Corp.	336	60,050

Harris Corp.	144	24,264

HEICO Corp.	48	5,065

HEICO Corp., Class A	88	7,870

Huntington Ingalls Industries, Inc.	51	11,352

L3 Technologies, Inc.	98	21,421

Lockheed Martin Corp.	303	100,999

Northrop Grumman Corp.	209	60,591

Raytheon Co.	348	61,801

Spirit AeroSystems Holdings, Inc., Class A	132	11,471

Textron, Inc.	289	15,317

TransDigm Group, Inc.*	60	28,951

United Technologies Corp.	1,000	142,610

		807,847

Air Freight & Logistics — 0.6%

CH Robinson Worldwide, Inc.	168	13,608

Expeditors International of Washington, Inc.	216	17,155

FedEx Corp.	297	56,270

United Parcel Service, Inc., Class B	860	91,349

XPO Logistics, Inc.*	132	8,986

		187,368

Airlines — 0.4%

Alaska Air Group, Inc.	156	9,656

American Airlines Group, Inc.	493	16,851

Delta Air Lines, Inc.	768	44,767

Southwest Airlines Co.	614	33,297

United Continental Holdings, Inc.*	276	24,525

		129,096

Auto Components — 0.2%

Aptiv plc	324	27,767

Autoliv, Inc. (Sweden)	108	8,477

BorgWarner, Inc.	252	10,526

Goodyear Tire & Rubber Co. (The)	288	5,532

Lear Corp.	76	10,868

		63,170

Automobiles — 0.5%

Ford Motor Co.	4,800	50,160

General Motors Co.	1,618	63,021

Harley-Davidson, Inc.	204	7,595

Tesla, Inc.*	168	40,100

		160,876

INVESTMENTS	SHARES	VALUE($)

Banks — 5.5%

Bank of America Corp.	11,088	339,071

BB&T Corp.	948	48,538

CIT Group, Inc.	124	6,606

Citigroup, Inc.	2,903	205,242

Citizens Financial Group, Inc.	576	20,851

Comerica, Inc.	196	15,404

East West Bancorp, Inc.	180	9,266

Fifth Third Bancorp	956	27,552

First Republic Bank	204	21,546

Huntington Bancshares, Inc.	1,308	18,207

JPMorgan Chase & Co. (a)	4,042	469,074

KeyCorp	1,246	21,867

M&T Bank Corp.	170	28,912

PNC Financial Services Group, Inc. (The)	561	76,818

Regions Financial Corp.	1,272	19,754

SunTrust Banks, Inc.	548	35,883

SVB Financial Group*	64	16,110

US Bancorp	1,860	99,175

Wells Fargo & Co.	5,054	244,664

Zions Bancorp NA	229	11,297

		1,735,837

Beverages — 1.8%

Brown-Forman Corp., Class A	72	3,766

Brown-Forman Corp., Class B	204	10,871

Coca-Cola Co. (The)	4,750	233,035

Constellation Brands, Inc., Class A	204	43,181

Keurig Dr Pepper, Inc.	216	6,279

Molson Coors Brewing Co., Class B	228	14,635

Monster Beverage Corp.*	482	28,727

PepsiCo, Inc.	1,733	221,911

		562,405

Biotechnology — 2.2%

AbbVie, Inc.	1,821	144,569

Alexion Pharmaceuticals, Inc.*	276	37,572

Alkermes plc*	192	5,821

Alnylam Pharmaceuticals, Inc.*	117	10,453

Amgen, Inc.	768	137,718

Biogen, Inc.*	242	55,476

BioMarin Pharmaceutical, Inc.*	219	18,731

Celgene Corp.*	864	81,786

Gilead Sciences, Inc.	1,574	102,373

Incyte Corp.*	219	16,819

Neurocrine Biosciences, Inc.*	111	8,019

Regeneron Pharmaceuticals, Inc.*	97	33,284

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Biotechnology — continued

Seattle Genetics, Inc.*	132	8,947

Vertex Pharmaceuticals, Inc.*	315	53,229

		714,797

Building Products — 0.2%

Fortune Brands Home & Security, Inc.	168	8,867

Johnson Controls International plc	1,127	42,262

Masco Corp.	363	14,179

Owens Corning	132	6,768

		72,076

Capital Markets — 2.6%

Affiliated Managers Group, Inc.	64	7,099

Ameriprise Financial, Inc.	168	24,657

Bank of New York Mellon Corp. (The)	1,084	53,831

BlackRock, Inc.	149	72,301

Charles Schwab Corp. (The)	1,464	67,022

CME Group, Inc.	442	79,074

E*TRADE Financial Corp.	303	15,350

Franklin Resources, Inc.	360	12,452

Goldman Sachs Group, Inc. (The)	422	86,898

Intercontinental Exchange, Inc.	701	57,026

Invesco Ltd.	504	11,073

Moody’s Corp.	204	40,111

Morgan Stanley	1,608	77,586

MSCI, Inc.	105	23,665

Nasdaq, Inc.	144	13,277

Northern Trust Corp.	269	26,510

Raymond James Financial, Inc.	156	14,285

S&P Global, Inc.	308	67,963

SEI Investments Co.	156	8,494

State Street Corp.	468	31,665

T. Rowe Price Group, Inc.	291	31,283

TD Ameritrade Holding Corp.	336	17,667

		839,289

Chemicals — 1.8%

Air Products & Chemicals, Inc.	272	55,975

Albemarle Corp.	132	9,908

Ashland Global Holdings, Inc.	76	6,120

Axalta Coating Systems Ltd.*	264	7,123

Celanese Corp.	158	17,047

CF Industries Holdings, Inc.	275	12,314

Chemours Co. (The)	206	7,418

DowDuPont, Inc.	2,783	107,006

Eastman Chemical Co.	172	13,567

Ecolab, Inc.	312	57,433

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

FMC Corp.	168	13,282

International Flavors & Fragrances, Inc.	124	17,086

Linde plc (United Kingdom)	681	122,757

LyondellBasell Industries NV, Class A	375	33,086

Mosaic Co. (The)	432	11,280

PPG Industries, Inc.	291	34,193

Sherwin-Williams Co. (The)	100	45,483

Westlake Chemical Corp.	48	3,348

WR Grace & Co.	84	6,349

		580,775

Commercial Services & Supplies — 0.4%

Cintas Corp.	105	22,800

Copart, Inc.*	252	16,965

Republic Services, Inc.	264	21,864

Rollins, Inc.	180	6,961

Stericycle, Inc.*	108	6,306

Waste Management, Inc.	480	51,523

		126,419

Communications Equipment — 1.2%

Arista Networks, Inc.*	64	19,987

Cisco Systems, Inc.	5,434	304,032

F5 Networks, Inc.*	72	11,297

Juniper Networks, Inc.	420	11,663

Motorola Solutions, Inc.	204	29,562

		376,541

Construction & Engineering — 0.1%

Fluor Corp.	168	6,675

Jacobs Engineering Group, Inc.	144	11,223

Quanta Services, Inc.	180	7,308

		25,206

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	76	16,864

Vulcan Materials Co.	164	20,682

		37,546

Consumer Finance — 0.7%

Ally Financial, Inc.	504	14,974

American Express Co.	853	99,997

Capital One Financial Corp.	576	53,470

Discover Financial Services	408	33,248

Santander Consumer USA Holdings, Inc.	144	3,074

Synchrony Financial	806	27,944

		232,707

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Containers & Packaging — 0.3%

Avery Dennison Corp.	104	11,508

Ball Corp.	412	24,695

Crown Holdings, Inc.*	168	9,766

International Paper Co.	492	23,030

Packaging Corp. of America	117	11,602

Sealed Air Corp.	192	8,951

Westrock Co.	312	11,975

		101,527

Distributors — 0.1%

Genuine Parts Co.	180	18,457

LKQ Corp.*	396	11,920

		30,377

Diversified Consumer Services — 0.0% (b)

H&R Block, Inc.	252	6,857

Diversified Financial Services — 1.7%

AXA Equitable Holdings, Inc.	260	5,899

Berkshire Hathaway, Inc., Class B*	2,400	520,104

Jefferies Financial Group, Inc.	324	6,665

Voya Financial, Inc.	192	10,539

		543,207

Diversified Telecommunication Services — 1.9%

AT&T, Inc.	8,991	278,361

CenturyLink, Inc.	1,164	13,293

Verizon Communications, Inc.	5,100	291,669

Zayo Group Holdings, Inc.*	252	7,885

		591,208

Electric Utilities — 1.9%

Alliant Energy Corp.	288	13,602

American Electric Power Co., Inc.	609	52,100

Avangrid, Inc.	72	3,687

Duke Energy Corp.	898	81,826

Edison International	401	25,572

Entergy Corp.	233	22,578

Evergy, Inc.	314	18,155

Eversource Energy	392	28,091

Exelon Corp.	1,198	61,038

FirstEnergy Corp.	622	26,143

NextEra Energy, Inc.	590	114,719

OGE Energy Corp.	240	10,162

Pinnacle West Capital Corp.	137	13,052

PPL Corp.	888	27,714

Southern Co. (The)	1,276	67,909

Xcel Energy, Inc.	636	35,934

		602,282

INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — 0.6%

Acuity Brands, Inc.	48	7,024

AMETEK, Inc.	280	24,687

Eaton Corp. plc	524	43,398

Emerson Electric Co.	758	53,810

Hubbell, Inc.	68	8,677

Rockwell Automation, Inc.	147	26,564

Sensata Technologies Holding plc*	204	10,188

		174,348

Electronic Equipment, Instruments & Components — 0.6%

Amphenol Corp., Class A	369	36,738

CDW Corp.	184	19,430

Cognex Corp.	216	10,893

Corning, Inc.	971	30,926

Flex Ltd.*	660	7,286

IPG Photonics Corp.*	45	7,863

Keysight Technologies, Inc.*	231	20,104

TE Connectivity Ltd.	420	40,173

Trimble, Inc.*	312	12,736

		186,149

Energy Equipment & Services — 0.5%

Baker Hughes a GE Co.	636	15,277

Core Laboratories NV	56	3,550

Halliburton Co.	1,080	30,596

Helmerich & Payne, Inc.	132	7,725

National Oilwell Varco, Inc.	468	12,233

Schlumberger Ltd.	1,712	73,068

Transocean Ltd.*	624	4,905

		147,354

Entertainment — 1.9%

Activision Blizzard, Inc.	944	45,510

Electronic Arts, Inc.*	372	35,210

Live Nation Entertainment, Inc.*	168	10,977

Netflix, Inc.*	539	199,721

Take-Two Interactive Software, Inc.*	140	13,556

Viacom, Inc., Class A	12	416

Viacom, Inc., Class B	432	12,489

Walt Disney Co. (The)	2,156	295,308

		613,187

Equity Real Estate Investment Trusts (REITs) — 2.8%

Alexandria Real Estate Equities, Inc.	140	19,935

American Tower Corp.	544	106,243

AvalonBay Communities, Inc.	170	34,158

Boston Properties, Inc.	192	26,423

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Crown Castle International Corp.	513	64,525

Digital Realty Trust, Inc.	256	30,134

Duke Realty Corp.	444	13,817

Equinix, Inc.	104	47,289

Equity Residential	456	34,848

Essex Property Trust, Inc.	82	23,165

Extra Space Storage, Inc.	156	16,176

Federal Realty Investment Trust	92	12,314

HCP, Inc.	588	17,511

Host Hotels & Resorts, Inc.	912	17,547

Invitation Homes, Inc.	411	10,217

Iron Mountain, Inc.	348	11,303

Kimco Realty Corp.	516	8,973

Macerich Co. (The)	132	5,299

Mid-America Apartment Communities, Inc.	141	15,427

Prologis, Inc.	778	59,649

Public Storage	184	40,697

Realty Income Corp.	374	26,184

Regency Centers Corp.	204	13,703

SBA Communications Corp.*	140	28,522

Simon Property Group, Inc.	382	66,353

SL Green Realty Corp.	104	9,187

UDR, Inc.	336	15,103

Ventas, Inc.	440	26,888

VEREIT, Inc.	1,188	9,813

VICI Properties, Inc.	444	10,123

Vornado Realty Trust	216	14,934

Welltower, Inc.	477	35,551

Weyerhaeuser Co.	924	24,763

		896,774

Food & Staples Retailing — 1.4%

Costco Wholesale Corp.	543	133,323

Kroger Co. (The)	984	25,367

Sysco Corp.	584	41,096

Walgreens Boots Alliance, Inc.	989	52,981

Walmart, Inc.	1,756	180,587

		433,354

Food Products — 1.1%

Archer-Daniels-Midland Co.	692	30,863

Bunge Ltd.	173	9,067

Campbell Soup Co.	240	9,286

Conagra Brands, Inc.	600	18,468

General Mills, Inc.	732	37,676

Hershey Co. (The)	171	21,349

INVESTMENTS	SHARES	VALUE($)

Food Products — continued

Hormel Foods Corp.	336	13,420

Ingredion, Inc.	84	7,959

JM Smucker Co. (The)	141	17,291

Kellogg Co.	312	18,814

Kraft Heinz Co. (The)	768	25,528

Lamb Weston Holdings, Inc.	180	12,609

McCormick & Co., Inc. (Non-Voting)	152	23,403

Mondelez International, Inc., Class A	1,788	90,920

Tyson Foods, Inc., Class A	364	27,304

		363,957

Gas Utilities — 0.1%

Atmos Energy Corp.	144	14,737

National Fuel Gas Co.	108	6,395

UGI Corp.	216	11,774

		32,906

Health Care Equipment & Supplies — 3.2%

Abbott Laboratories	2,169	172,566

ABIOMED, Inc.*	56	15,535

Align Technology, Inc.*	89	28,897

Baxter International, Inc.	588	44,864

Becton Dickinson and Co.	333	80,166

Boston Scientific Corp.*	1,704	63,253

Cooper Cos., Inc. (The)	61	17,685

Danaher Corp.	776	102,773

Dentsply Sirona, Inc.	276	14,112

DexCom, Inc.*	108	13,076

Edwards Lifesciences Corp.*	256	45,074

Hologic, Inc.*	336	15,584

IDEXX Laboratories, Inc.*	106	24,592

Intuitive Surgical, Inc.*	142	72,509

Medtronic plc	1,656	147,069

ResMed, Inc.	177	18,498

STERIS plc	105	13,753

Stryker Corp.	382	72,164

Teleflex, Inc.	57	16,312

Varian Medical Systems, Inc.*	111	15,115

Zimmer Biomet Holdings, Inc.	252	31,036

		1,024,633

Health Care Providers & Services — 2.4%

AmerisourceBergen Corp.	192	14,354

Anthem, Inc.	316	83,118

Cardinal Health, Inc.	369	17,974

Centene Corp.*	509	26,244

Cigna Corp.	468	74,337

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Providers & Services — continued

CVS Health Corp.	1,600	87,008

DaVita, Inc.*	156	8,617

HCA Healthcare, Inc.	329	41,859

Henry Schein, Inc.*	192	12,300

Humana, Inc.	167	42,653

Laboratory Corp. of America Holdings*	120	19,190

McKesson Corp.	237	28,262

Quest Diagnostics, Inc.	168	16,192

UnitedHealth Group, Inc.	1,185	276,188

Universal Health Services, Inc., Class B	104	13,195

WellCare Health Plans, Inc.*	60	15,501

		776,992

Health Care Technology — 0.2%

Cerner Corp.*	400	26,580

Veeva Systems, Inc., Class A*	155	21,680

		48,260

Hotels, Restaurants & Leisure — 2.0%

Aramark	300	9,324

Carnival Corp.	492	26,991

Chipotle Mexican Grill, Inc.*	29	19,953

Darden Restaurants, Inc.	153	17,993

Domino’s Pizza, Inc.	50	13,529

Hilton Worldwide Holdings, Inc.	360	31,316

Las Vegas Sands Corp.	456	30,575

Marriott International, Inc., Class A	348	47,474

McDonald’s Corp.	945	186,704

MGM Resorts International	629	16,750

Norwegian Cruise Line Holdings Ltd.*	268	15,113

Royal Caribbean Cruises Ltd.	212	25,639

Starbucks Corp.	1,535	119,239

Vail Resorts, Inc.	50	11,443

Wyndham Destinations, Inc.	120	5,227

Wynn Resorts Ltd.	120	17,334

Yum! Brands, Inc.	377	39,355

		633,959

Household Durables — 0.3%

DR Horton, Inc.	420	18,610

Garmin Ltd.	149	12,775

Lennar Corp., Class A	352	18,315

Lennar Corp., Class B	24	1,001

Mohawk Industries, Inc.*	75	10,219

Newell Brands, Inc.	480	6,902

NVR, Inc.*	3	9,457

PulteGroup, Inc.	312	9,816

INVESTMENTS	SHARES	VALUE($)

Household Durables — continued

Whirlpool Corp.	77	10,689

		97,784

Household Products — 1.6%

Church & Dwight Co., Inc.	300	22,485

Clorox Co. (The)	158	25,237

Colgate-Palmolive Co.	1,064	77,449

Kimberly-Clark Corp.	424	54,433

Procter & Gamble Co. (The)	3,087	328,704

		508,308

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp.	816	13,970

NRG Energy, Inc.	347	14,286

Vistra Energy Corp.	480	13,080

		41,336

Industrial Conglomerates — 1.4%

3M Co.	710	134,552

General Electric Co.	10,744	109,267

Honeywell International, Inc.	900	156,267

Roper Technologies, Inc.	129	46,401

		446,487

Insurance — 2.6%

Aflac, Inc.	926	46,652

Alleghany Corp.*	17	11,167

Allstate Corp. (The)	409	40,516

American Financial Group, Inc.	87	9,007

American International Group, Inc.	1,072	50,995

Aon plc	297	53,502

Arch Capital Group Ltd.*	492	16,620

Arthur J Gallagher & Co.	228	19,065

Brighthouse Financial, Inc.*	144	6,018

Chubb Ltd.	566	82,183

Cincinnati Financial Corp.	188	18,082

Everest Re Group Ltd.	50	11,775

Fidelity National Financial, Inc.	336	13,423

Hartford Financial Services Group, Inc. (The)	444	23,226

Lincoln National Corp.	252	16,813

Loews Corp.	336	17,233

Markel Corp.*	16	17,144

Marsh & McLennan Cos., Inc.	624	58,837

MetLife, Inc.	1,181	54,479

Principal Financial Group, Inc.	324	18,520

Progressive Corp. (The)	720	56,268

Prudential Financial, Inc.	504	53,278

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Insurance — continued

Reinsurance Group of America, Inc.	77	11,666

Torchmark Corp.	124	10,870

Travelers Cos., Inc. (The)	324	46,575

Unum Group	264	9,747

Willis Towers Watson plc	159	29,310

WR Berkley Corp.	180	11,034

		814,005

Interactive Media & Services — 4.8%

Alphabet, Inc., Class A*	370	443,615

Alphabet, Inc., Class C*	380	451,622

Facebook, Inc., Class A*	2,944	569,370

IAC/InterActiveCorp*	96	21,585

Snap, Inc., Class A*	912	10,160

TripAdvisor, Inc.*	128	6,813

Twitter, Inc.*	899	35,879

		1,539,044

Internet & Direct Marketing Retail — 3.7%

Amazon.com, Inc.*	508	978,672

Booking Holdings, Inc.*	56	103,879

eBay, Inc.	1,061	41,114

Expedia Group, Inc.	144	18,697

MercadoLibre, Inc. (Argentina)*	56	27,112

Qurate Retail, Inc.*	516	8,798

		1,178,272

IT Services — 5.3%

Accenture plc, Class A	788	143,944

Akamai Technologies, Inc.*	204	16,332

Alliance Data Systems Corp.	57	9,126

Automatic Data Processing, Inc.	538	88,442

Broadridge Financial Solutions, Inc.	144	17,011

Cognizant Technology Solutions Corp., Class A	708	51,656

DXC Technology Co.	332	21,826

Fidelity National Information Services, Inc.	398	46,140

First Data Corp., Class A*	696	17,998

Fiserv, Inc.*	483	42,137

FleetCor Technologies, Inc.*	106	27,661

Gartner, Inc.*	110	17,487

Global Payments, Inc.	194	28,337

GoDaddy, Inc., Class A*	208	16,952

International Business Machines Corp.	1,097	153,876

Jack Henry & Associates, Inc.	96	14,310

Leidos Holdings, Inc.	180	13,226

Mastercard, Inc., Class A	1,116	283,732

Paychex, Inc.	396	33,387

INVESTMENTS	SHARES	VALUE($)

IT Services — continued

PayPal Holdings, Inc.*	1,449	163,404

Sabre Corp.	336	6,975

Square, Inc., Class A*	384	27,963

Total System Services, Inc.	201	20,550

VeriSign, Inc.*	130	25,668

Visa, Inc., Class A	2,160	355,169

Western Union Co. (The)	540	10,498

Worldpay, Inc., Class A*	372	43,602

		1,697,409

Leisure Products — 0.1%

Hasbro, Inc.	144	14,668

Mattel, Inc.*	420	5,119

Polaris Industries, Inc.	72	6,941

		26,728

Life Sciences Tools & Services — 1.0%

Agilent Technologies, Inc.	396	31,086

Bio-Rad Laboratories, Inc., Class A*	25	7,523

Illumina, Inc.*	181	56,472

IQVIA Holdings, Inc.*	195	27,086

Mettler-Toledo International, Inc.*	32	23,848

PerkinElmer, Inc.	136	13,034

Thermo Fisher Scientific, Inc.	496	137,615

Waters Corp.*	88	18,792

		315,456

Machinery — 1.6%

Caterpillar, Inc.	710	98,988

Colfax Corp.*	120	3,621

Cummins, Inc.	180	29,932

Deere & Co.	394	65,258

Donaldson Co., Inc.	156	8,352

Dover Corp.	180	17,647

Flowserve Corp.	156	7,649

Fortive Corp.	360	31,082

IDEX Corp.	94	14,726

Illinois Tool Works, Inc.	372	57,894

Ingersoll-Rand plc	300	36,783

PACCAR, Inc.	432	30,962

Parker-Hannifin Corp.	159	28,792

Pentair plc	192	7,486

Snap-on, Inc.	69	11,611

Stanley Black & Decker, Inc.	188	27,561

Wabtec Corp.	168	12,444

Xylem, Inc.	221	18,431

		509,219

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Media — 1.5%

CBS Corp. (Non-Voting), Class B	430	22,046

Charter Communications, Inc., Class A*	214	79,435

Comcast Corp., Class A	5,580	242,897

Discovery, Inc., Class A*	194	5,995

Discovery, Inc., Class C*	444	12,769

DISH Network Corp., Class A*	276	9,693

Fox Corp., Class A*	426	16,610

Fox Corp., Class B*	195	7,507

Interpublic Group of Cos., Inc. (The)	468	10,764

Liberty Broadband Corp., Class A*	33	3,247

Liberty Broadband Corp., Class C*	189	18,656

Liberty Media Corp.-Liberty SiriusXM, Class C*	192	7,711

Liberty Media Corp-Liberty SiriusXM, Class A*	108	4,314

News Corp., Class A	468	5,813

News Corp., Class B	156	1,948

Omnicom Group, Inc.	276	22,088

Sirius XM Holdings, Inc.	2,076	12,062

		483,555

Metals & Mining — 0.3%

Freeport-McMoRan, Inc.	1,776	21,863

Newmont Goldcorp Corp.	1,011	31,402

Nucor Corp.	376	21,458

Southern Copper Corp. (Peru)	108	4,149

Steel Dynamics, Inc.	276	8,744

		87,616

Mortgage Real Estate Investment Trusts (REITs) — 0.1%

AGNC Investment Corp.	648	11,528

Annaly Capital Management, Inc.	1,704	17,193

		28,721

Multiline Retail — 0.5%

Dollar General Corp.	324	40,853

Dollar Tree, Inc.*	293	32,605

Kohl’s Corp.	204	14,504

Macy’s, Inc.	372	8,757

Nordstrom, Inc.	144	5,907

Target Corp.	645	49,936

		152,562

Multi-Utilities — 1.0%

Ameren Corp.	300	21,831

CenterPoint Energy, Inc.	612	18,972

CMS Energy Corp.	348	19,331

Consolidated Edison, Inc.	396	34,119

Dominion Energy, Inc.	986	76,780

INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — continued

DTE Energy Co.	225	28,285

NiSource, Inc.	459	12,751

Public Service Enterprise Group, Inc.	624	37,222

Sempra Energy	336	42,991

WEC Energy Group, Inc.	388	30,431

		322,713

Oil, Gas & Consumable Fuels — 4.6%

Anadarko Petroleum Corp.	616	44,876

Antero Resources Corp.*	276	2,001

Apache Corp.	468	15,402

Cabot Oil & Gas Corp.	528	13,670

Cheniere Energy, Inc.*	276	17,761

Chevron Corp.	2,344	281,421

Cimarex Energy Co.	124	8,514

Concho Resources, Inc.	248	28,614

ConocoPhillips	1,401	88,431

Continental Resources, Inc.*	108	4,967

Devon Energy Corp.	540	17,356

Diamondback Energy, Inc.	192	20,427

EOG Resources, Inc.	717	68,868

EQT Corp.	312	6,380

Exxon Mobil Corp.	5,230	419,864

Hess Corp.	314	20,134

HollyFrontier Corp.	192	9,164

Kinder Morgan, Inc.	2,402	47,728

Marathon Oil Corp.	1,020	17,381

Marathon Petroleum Corp.	831	50,583

Murphy Oil Corp.	204	5,557

Noble Energy, Inc.	588	15,911

Occidental Petroleum Corp.	924	54,405

ONEOK, Inc.	504	34,237

Phillips 66	516	48,643

Pioneer Natural Resources Co.	207	34,457

Targa Resources Corp.	276	11,081

Valero Energy Corp.	516	46,780

Williams Cos., Inc. (The)	1,488	42,155

		1,476,768

Personal Products — 0.2%

Coty, Inc., Class A	552	5,973

Estee Lauder Cos., Inc. (The), Class A	269	46,217

Herbalife Nutrition Ltd.*	125	6,606

		58,796

Pharmaceuticals — 4.4%

Allergan plc	386	56,742

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Pharmaceuticals — continued

Bristol-Myers Squibb Co.	2,015	93,556

Elanco Animal Health, Inc.*	454	14,301

Eli Lilly & Co.	1,067	124,882

Jazz Pharmaceuticals plc*	74	9,603

Johnson & Johnson	3,288	464,266

Merck & Co., Inc.	3,185	250,691

Mylan NV*	636	17,166

Nektar Therapeutics*	216	6,916

Perrigo Co. plc	156	7,476

Pfizer, Inc.	6,853	278,300

Tilray, Inc. (Canada)*	12	616

Zoetis, Inc.	588	59,882

		1,384,397

Professional Services — 0.4%

CoStar Group, Inc.*	45	22,331

Equifax, Inc.	148	18,641

IHS Markit Ltd.*	444	25,424

ManpowerGroup, Inc.	72	6,915

Nielsen Holdings plc	432	11,029

TransUnion	228	15,880

Verisk Analytics, Inc.	202	28,510

		128,730

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A*	384	19,995

Road & Rail — 1.1%

CSX Corp.	957	76,206

JB Hunt Transport Services, Inc.	108	10,204

Kansas City Southern	124	15,269

Norfolk Southern Corp.	329	67,122

Old Dominion Freight Line, Inc.	81	12,092

Union Pacific Corp.	892	157,920

		338,813

Semiconductors & Semiconductor Equipment — 3.9%

Advanced Micro Devices, Inc.*	1,080	29,840

Analog Devices, Inc.	456	53,005

Applied Materials, Inc.	1,173	51,694

Broadcom, Inc.	489	155,698

Intel Corp.	5,552	283,374

KLA-Tencor Corp.	204	26,006

Lam Research Corp.	189	39,204

Marvell Technology Group Ltd.	732	18,315

Maxim Integrated Products, Inc.	336	20,160

Microchip Technology, Inc.	292	29,168

Micron Technology, Inc.*	1,380	58,043

INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued

NVIDIA Corp.	747	135,207

Qorvo, Inc.*	152	11,493

QUALCOMM, Inc.	1,493	128,592

Skyworks Solutions, Inc.	216	19,047

Texas Instruments, Inc.	1,157	136,329

Xilinx, Inc.	312	37,484

		1,232,659

Software — 7.1%

Adobe, Inc.*	602	174,128

ANSYS, Inc.*	104	20,363

Autodesk, Inc.*	269	47,938

Cadence Design Systems, Inc.*	348	24,144

CDK Global, Inc.	156	9,410

Citrix Systems, Inc.	156	15,750

Fortinet, Inc.*	180	16,816

Intuit, Inc.	320	80,339

Microsoft Corp.	9,470	1,236,782

Oracle Corp.	3,145	174,013

Palo Alto Networks, Inc.*	118	29,362

PTC, Inc.*	132	11,942

Red Hat, Inc.*	218	39,792

salesforce.com, Inc.*	945	156,256

ServiceNow, Inc.*	220	59,732

Splunk, Inc.*	180	24,847

SS&C Technologies Holdings, Inc.	264	17,862

Symantec Corp.	780	18,884

Synopsys, Inc.*	184	22,279

Teradata Corp.*	144	6,548

VMware, Inc., Class A	94	19,188

Workday, Inc., Class A*	185	38,042

		2,244,417

Specialty Retail — 2.3%

Advance Auto Parts, Inc.	88	14,636

AutoNation, Inc.*	72	3,019

AutoZone, Inc.*	32	32,906

Best Buy Co., Inc.	288	21,430

Burlington Stores, Inc.*	84	14,188

CarMax, Inc.*	209	16,273

Foot Locker, Inc.	144	8,238

Gap, Inc. (The)	264	6,885

Home Depot, Inc. (The)	1,394	283,958

L Brands, Inc.	276	7,077

Lowe’s Cos., Inc.	988	111,782

O’Reilly Automotive, Inc.*	97	36,721

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Specialty Retail — continued

Ross Stores, Inc.	456	44,533

Tiffany & Co.	132	14,232

TJX Cos., Inc. (The)	1,524	83,637

Tractor Supply Co.	149	15,422

Ulta Beauty, Inc.*	70	24,429

		739,366

Technology Hardware, Storage & Peripherals — 3.9%

Apple, Inc.	5,530	1,109,705

Dell Technologies, Inc., Class C*	180	12,134

Hewlett Packard Enterprise Co.	1,700	26,877

HP, Inc.	1,893	37,765

NetApp, Inc.	304	22,147

Seagate Technology plc	316	15,269

Western Digital Corp.	360	18,403

Xerox Corp.	252	8,407

		1,250,707

Textiles, Apparel & Luxury Goods — 0.8%

Capri Holdings Ltd.*	189	8,331

Hanesbrands, Inc.	444	8,023

Lululemon Athletica, Inc.*	130	22,925

NIKE, Inc., Class B	1,553	136,400

PVH Corp.	96	12,383

Ralph Lauren Corp.	64	8,421

Tapestry, Inc.	360	11,617

Under Armour, Inc., Class A*	228	5,265

Under Armour, Inc., Class C*	240	4,973

VF Corp.	400	37,764

		256,102

Thrifts & Mortgage Finance — 0.0% (b)

New York Community Bancorp, Inc.	600	6,978

Tobacco — 0.9%

Altria Group, Inc.	2,314	125,719

Philip Morris International, Inc.	1,919	166,109

		291,828

Trading Companies & Distributors — 0.2%

Fastenal Co.	352	24,834

United Rentals, Inc.*	96	13,528

Watsco, Inc.	39	6,180

WW Grainger, Inc.	56	15,792

		60,334

Water Utilities — 0.1%

American Water Works Co., Inc.	224	24,234

INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.1%

Sprint Corp.*	696	3,884

T-Mobile US, Inc.*	388	28,320

		32,204

Total Common Stocks (Cost $30,127,503)		31,654,829

Short-Term Investments — 0.4%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (c) (d) (Cost $116,047)	116,047	116,047

Total Investments — 99.9% (Cost $30,243,550)		31,770,876

Other Assets Less Liabilities — 0.1%		26,047

NET ASSETS — 100.0%		31,796,923

Percentages indicated are based on net assets.

Abbreviations

MSCI	— Morgan Stanley Capital International

(a)	— Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%

Bahrain — 0.1%

Ahli United Bank BSC	366,601	304,648

Brazil — 10.6%

Atacadao SA*	53,169	287,873

Azul SA (Preference)*	31,420	272,043

B3 SA — Brasil Bolsa Balcao*	136,644	1,204,012

Banco Bradesco SA*	71,638	566,183

Banco Bradesco SA (Preference)*	276,070	2,506,463

Banco BTG Pactual SA*	14,161	149,010

Banco do Brasil SA*	71,933	909,367

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	14,036	86,090

Banco Santander Brasil SA	27,235	314,295

BB Seguridade Participacoes SA	46,828	339,408

BR Malls Participacoes SA*	53,890	169,871

Braskem SA (Preference), Class A	16,943	206,802

BRF SA*	90,545	715,613

CCR SA	114,043	343,778

Centrais Eletricas Brasileiras SA	58,580	490,022

Centrais Eletricas Brasileiras SA (Preference)	41,836	368,843

Cia Brasileira de Distribuicao (Preference)*	25,095	618,687

Cia de Gas de Sao Paulo — COMGAS (Preference)	2,835	59,627

Cia de Saneamento Basico do Estado de Sao Paulo*	62,898	754,243

Cia de Transmissao de Energia Eletrica Paulista (Preference)	34,601	185,928

Cia Energetica de Minas Gerais	14,519	64,873

Cia Energetica de Minas Gerais (Preference)	171,738	635,515

Cia Paranaense de Energia (Preference)	18,721	195,799

Cia Siderurgica Nacional SA*	54,053	200,023

Cosan SA	14,601	173,934

CVC Brasil Operadora e Agencia de Viagens SA*	19,310	280,212

EDP — Energias do Brasil SA	54,614	245,555

Energisa SA	34,885	370,994

Engie Brasil Energia SA	32,098	364,930

Equatorial Energia SA*	31,308	655,527

Estacio Participacoes SA	39,996	279,996

Gerdau SA (Preference)	92,543	335,138

Grendene SA	41,437	77,250

Guararapes Confeccoes SA*	1,278	46,448

Hypera SA*	73,511	529,431

IRB Brasil Resseguros SA	13,431	323,521

Itau Unibanco Holding SA (Preference)	322,767	2,793,785

Itausa — Investimentos Itau SA (Preference)	302,334	920,626

Kroton Educacional SA	238,541	596,794

Localiza Rent a Car SA*	87,490	814,187

INVESTMENTS	SHARES	VALUE($)

Brazil — continued

Lojas Renner SA	114,415	1,351,586

M Dias Branco SA*	13,855	147,415

Magazine Luiza SA	11,834	573,275

Natura Cosmeticos SA	29,727	393,848

Notre Dame Intermedica Participacoes SA	59,455	532,064

Odontoprev SA	49,100	210,870

Petrobras Distribuidora SA	30,156	180,578

Petroleo Brasileiro SA*	264,397	2,023,553

Petroleo Brasileiro SA (Preference)	353,717	2,446,458

Porto Seguro SA	6,737	93,415

Sao Martinho SA	25,435	123,377

Sul America SA	15,330	122,449

Suzano SA	51,964	542,023

Telefonica Brasil SA (Preference)	76,825	912,825

Transmissora Alianca de Energia Eletrica SA	40,493	272,735

Ultrapar Participacoes SA	77,020	413,081

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	34,251	75,296

Vale SA	311,785	3,994,817

WEG SA	75,055	357,560

		35,219,921

Chile — 1.2%

AES Gener SA	517,623	140,613

Aguas Andinas SA, Class A	507,999	292,506

Banco de Chile	1,921,606	281,928

Banco Santander Chile	4,287,707	301,336

Cencosud SA	214,681	407,301

Cia Cervecerias Unidas SA	23,539	325,299

Colbun SA	1,293,435	289,128

Empresas CMPC SA	100,097	336,928

Enel Americas SA	5,092,617	893,633

Enel Chile SA	5,048,257	508,702

Engie Energia Chile SA	88,999	170,692

Parque Arauco SA*	41,190	113,724

		4,061,790

China — 20.2%

Agile Group Holdings Ltd.	78,000	117,840

Agricultural Bank of China Ltd., Class H	1,612,000	745,044

Air China Ltd., Class H	270,000	322,024

Angang Steel Co. Ltd., Class H	86,000	57,866

Anhui Conch Cement Co. Ltd., Class H	100,000	610,382

ANTA Sports Products Ltd.	173,000	1,216,733

Autohome, Inc., ADR*	4,697	542,457

AviChina Industry & Technology Co. Ltd., Class H	220,000	129,459

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

BAIC Motor Corp. Ltd., Class H (a)	207,500	145,658

Bank of China Ltd., Class H	3,988,000	1,904,291

Bank of Communications Co. Ltd., Class H	409,000	344,961

BBMG Corp., Class H	197,000	69,388

Beijing Capital International Airport Co. Ltd., Class H	142,000	126,406

Beijing Enterprises Holdings Ltd.	42,500	226,454

Beijing Enterprises Water Group Ltd.*	858,000	532,384

Brilliance China Automotive Holdings Ltd.	394,000	434,010

BYD Electronic International Co. Ltd.	65,000	116,532

CGN Power Co. Ltd., Class H (a)	1,876,000	494,954

China Agri-Industries Holdings Ltd.	301,000	97,021

China Cinda Asset Management Co. Ltd., Class H	494,000	131,745

China CITIC Bank Corp. Ltd., Class H	432,000	277,199

China Coal Energy Co. Ltd., Class H	150,000	66,219

China Communications Construction Co. Ltd., Class H	375,000	361,193

China Communications Services Corp. Ltd., Class H	216,000	174,212

China Conch Venture Holdings Ltd.	118,500	400,559

China Construction Bank Corp., Class H	4,684,000	4,129,254

China Eastern Airlines Corp. Ltd., Class H	230,000	163,440

China Everbright Bank Co. Ltd., Class H	164,000	81,003

China Everbright International Ltd.	306,000	300,046

China Everbright Ltd.	44,000	80,215

China Evergrande Group (b)	114,000	365,594

China Galaxy Securities Co. Ltd., Class H	192,500	126,135

China Huarong Asset Management Co. Ltd., Class H* (a)	506,000	108,516

China International Capital Corp. Ltd., Class H (a) (b)	49,600	106,683

China Jinmao Holdings Group Ltd.	296,000	191,918

China Life Insurance Co. Ltd., Class H	388,000	1,102,545

China Longyuan Power Group Corp. Ltd., Class H	246,000	169,641

China Medical System Holdings Ltd.	206,000	182,996

China Merchants Bank Co. Ltd., Class H	199,500	987,327

China Merchants Port Holdings Co. Ltd.	108,000	218,445

China Merchants Securities Co. Ltd., Class H (a)	48,800	66,800

China Minsheng Banking Corp. Ltd., Class H	333,800	250,868

China Mobile Ltd.	890,000	8,491,848

China Molybdenum Co. Ltd., Class H	294,000	110,916

China National Building Material Co. Ltd., Class H	334,250	311,092

China Overseas Land & Investment Ltd.	204,000	764,318

INVESTMENTS	SHARES	VALUE($)

China — continued

China Pacific Insurance Group Co. Ltd., Class H	135,000	554,025

China Petroleum & Chemical Corp., Class H	1,856,000	1,426,725

China Power International Development Ltd.	740,000	197,167

China Railway Construction Corp. Ltd., Class H	159,500	188,468

China Railway Group Ltd., Class H	323,000	254,774

China Railway Signal & Communication Corp. Ltd., Class H (a)	137,000	100,601

China Reinsurance Group Corp., Class H	364,000	74,271

China Resources Cement Holdings Ltd.	180,000	180,479

China Resources Gas Group Ltd.	134,000	621,988

China Resources Land Ltd.	138,000	601,012

China Resources Pharmaceutical Group Ltd. (a)	277,500	394,887

China Resources Power Holdings Co. Ltd.	320,000	447,781

China Shenhua Energy Co. Ltd., Class H	247,500	547,832

China South City Holdings Ltd.	130,000	19,730

China Southern Airlines Co. Ltd., Class H	248,000	215,607

China State Construction International Holdings Ltd.	148,000	153,603

China Taiping Insurance Holdings Co. Ltd.	75,800	230,517

China Telecom Corp. Ltd., Class H	2,330,000	1,207,596

China Traditional Chinese Medicine Holdings Co. Ltd.	406,000	230,458

China Unicom Hong Kong Ltd.	992,000	1,177,875

China Vanke Co. Ltd., Class H	68,700	265,814

Chongqing Changan Automobile Co. Ltd., Class B	120,600	63,237

Chongqing Rural Commercial Bank Co. Ltd., Class H	145,000	84,820

CIFI Holdings Group Co. Ltd.	170,000	112,966

CIMC Enric Holdings Ltd.	44,000	42,864

CITIC Ltd.	419,000	610,170

CITIC Securities Co. Ltd., Class H	119,500	259,020

CNOOC Ltd.	1,158,000	2,103,315

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	110,000	71,121

COSCO SHIPPING Ports Ltd.	148,000	147,613

Country Garden Holdings Co. Ltd.	385,000	620,411

Country Garden Services Holdings Co. Ltd.*	65,000	120,057

CRRC Corp. Ltd., Class H	344,000	300,507

CSC Financial Co. Ltd., Class H (a)	48,000	40,979

Dali Foods Group Co. Ltd. (a)	296,000	210,224

Datang International Power Generation Co. Ltd., Class H	476,000	123,235

Dongfeng Motor Group Co. Ltd., Class H	406,000	394,436

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

ENN Energy Holdings Ltd.	127,100	1,201,220

Everbright Securities Co. Ltd., Class H (a) (b)	11,800	11,336

Far East Horizon Ltd.	111,000	123,242

Fosun International Ltd.	163,076	253,323

Future Land Development Holdings Ltd.	90,000	107,330

Fuyao Glass Industry Group Co. Ltd., Class H (a)	72,800	256,061

GCL-Poly Energy Holdings Ltd.* (b)	904,000	64,601

Geely Automobile Holdings Ltd.	698,000	1,406,039

GF Securities Co. Ltd., Class H	81,200	109,928

Great Wall Motor Co. Ltd., Class H (b)	446,000	363,178

Greentown China Holdings Ltd.	39,000	35,357

Guangdong Investment Ltd.	490,000	916,628

Guangzhou Automobile Group Co. Ltd., Class H	449,200	483,801

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	38,000	197,219

Guangzhou R&F Properties Co. Ltd., Class H (b)	53,600	106,631

Haitian International Holdings Ltd. (b)	50,000	125,380

Haitong Securities Co. Ltd., Class H	178,000	229,566

Health & Happiness H&H International Holdings Ltd.* (b)	22,500	138,199

Huadian Power International Corp. Ltd., Class H	268,000	114,504

Huaneng Renewables Corp. Ltd., Class H	846,000	243,868

Huatai Securities Co. Ltd., Class H (a)	89,600	168,862

Huaxin Cement Co. Ltd., Class B	19,500	57,385

Industrial & Commercial Bank of China Ltd., Class H	4,095,000	3,080,095

Inner Mongolia Yitai Coal Co. Ltd., Class B	74,600	89,345

Jiangsu Expressway Co. Ltd., Class H	106,000	150,947

Jiangxi Copper Co. Ltd., Class H	85,000	112,750

Jiayuan International Group Ltd.	62,000	27,749

Kingboard Holdings Ltd.	52,500	171,175

Kunlun Energy Co. Ltd.	206,000	217,898

KWG Group Holdings Ltd.	64,736	75,926

Legend Holdings Corp., Class H (a)	34,300	93,559

Li Ning Co. Ltd.*	230,000	417,845

Logan Property Holdings Co. Ltd.	54,000	85,934

Longfor Group Holdings Ltd.	86,000	317,987

Luye Pharma Group Ltd. (a)	274,000	248,525

Maanshan Iron & Steel Co. Ltd., Class H	126,000	58,081

Momo, Inc., ADR	8,413	295,044

New China Life Insurance Co. Ltd., Class H	45,900	254,561

Orient Securities Co. Ltd., Class H (a)	46,400	33,558

INVESTMENTS	SHARES	VALUE($)

China — continued

People’s Insurance Co. Group of China Ltd. (The), Class H*	429,000	175,671

PetroChina Co. Ltd., Class H	1,522,000	964,786

PICC Property & Casualty Co. Ltd., Class H	354,000	397,730

Ping An Insurance Group Co. of China Ltd., Class H	262,500	3,177,475

Poly Property Group Co. Ltd.	101,000	42,375

Postal Savings Bank of China Co. Ltd., Class H (a)	490,000	298,180

Red Star Macalline Group Corp. Ltd., Class H (a)	29,400	27,876

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,000	271,308

Shanghai Electric Group Co. Ltd., Class H	240,000	93,682

Shanghai Industrial Holdings Ltd.	40,000	94,082

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	140,800	294,865

Shanghai Shibei Hi-Tech Co. Ltd., Class B	29,000	15,080

Shenzhen Expressway Co. Ltd., Class H	58,000	70,645

Shenzhen International Holdings Ltd.	73,544	158,973

Shenzhen Investment Ltd.	168,829	67,181

Shenzhou International Group Holdings Ltd.	103,200	1,387,093

Shimao Property Holdings Ltd.	61,500	187,452

Sihuan Pharmaceutical Holdings Group Ltd.	683,000	184,034

Sino-Ocean Group Holding Ltd.	152,000	68,285

Sinopec Engineering Group Co. Ltd., Class H	124,000	119,911

Sinopec Shanghai Petrochemical Co. Ltd., Class H	254,000	115,044

Sinopharm Group Co. Ltd., Class H	186,000	731,036

Sinotrans Ltd., Class H	174,000	71,493

Sinotruk Hong Kong Ltd.	56,500	122,652

Sunac China Holdings Ltd. (b)	116,000	597,818

Tianhe Chemicals Group Ltd.*‡ (a)	20,000	—

Weichai Power Co. Ltd., Class H	168,000	275,073

Wuxi Little Swan Co. Ltd., Class B	13,700	92,165

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	43,240	47,226

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H (a) (b)	16,000	39,544

Yangzijiang Shipbuilding Holdings Ltd.	180,600	208,808

Yanzhou Coal Mining Co. Ltd., Class H	140,000	149,466

Yuexiu Property Co. Ltd.	328,000	76,136

YY, Inc., ADR*	3,569	301,973

Zhaojin Mining Industry Co. Ltd., Class H	67,500	58,152

Zhejiang Expressway Co. Ltd., Class H	122,000	130,857

Zhongsheng Group Holdings Ltd.	89,000	234,137

Zhuzhou CRRC Times Electric Co. Ltd., Class H	42,900	217,940

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Zijin Mining Group Co. Ltd., Class H	414,000	161,726

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	111,400	65,387

ZTE Corp., Class H	63,200	201,477

		66,790,207

Colombia — 0.3%

Bancolombia SA	19,031	231,909

Bancolombia SA (Preference)	31,095	393,346

Ecopetrol SA	425,278	392,625

Grupo Aval Acciones y Valores SA (Preference)	281,451	108,376

		1,126,256

Czech Republic — 0.4%

CEZ A/S	30,484	710,053

Komercni banka A/S	5,808	220,333

Moneta Money Bank A/S (a)	39,679	127,184

O2 Czech Republic A/S	9,295	101,064

		1,158,634

Egypt — 0.2%

Commercial International Bank Egypt SAE	102,285	454,586

ElSewedy Electric Co.	82,942	75,455

Global Telecom Holding SAE*	444,479	115,491

		645,532

Greece — 0.4%

Eurobank Ergasias SA*	140,037	117,327

Hellenic Telecommunications Organization SA	47,445	658,959

JUMBO SA	17,631	321,784

Motor Oil Hellas Corinth Refineries SA	5,479	139,743

Mytilineos Holdings SA	11,627	125,903

		1,363,716

Hong Kong — 0.4%

Bosideng International Holdings Ltd.	372,000	102,406

China Gas Holdings Ltd.	117,600	379,345

Haier Electronics Group Co. Ltd.	176,000	503,172

Kingboard Laminates Holdings Ltd.	74,000	77,825

Lee & Man Paper Manufacturing Ltd.	106,000	86,039

Nine Dragons Paper Holdings Ltd.	115,000	106,437

		1,255,224

Hungary — 0.4%

Magyar Telekom Telecommunications plc	77,360	121,976

MOL Hungarian Oil & Gas plc	41,520	478,131

OTP Bank Nyrt.	17,697	787,003

		1,387,110

INVESTMENTS	SHARES	VALUE($)

India — 10.1%

Adani Enterprises Ltd.	19,265	35,185

Asian Paints Ltd.	24,463	514,614

Aurobindo Pharma Ltd.	44,573	525,010

Bajaj Auto Ltd.	12,487	535,828

Bajaj Finance Ltd.	9,089	404,680

Bajaj Holdings & Investment Ltd.	1,407	62,427

Bank of Baroda*	35,844	60,161

Bharat Electronics Ltd.	49,635	62,225

Bharat Petroleum Corp. Ltd.	72,830	398,849

Bharti Infratel Ltd.	145,266	548,486

Canara Bank*	7,901	29,596

Castrol India Ltd.	35,376	77,643

Coal India Ltd.	106,646	386,654

Colgate-Palmolive India Ltd.	9,387	163,212

Cummins India Ltd.	5,654	59,073

Dabur India Ltd.	76,018	434,993

Divi’s Laboratories Ltd.	13,391	336,352

Dr Reddy’s Laboratories Ltd.	13,673	575,500

Federal Bank Ltd.	78,022	104,081

GAIL India Ltd.	39,500	202,322

GlaxoSmithKline Consumer Healthcare Ltd.	1,451	151,943

Glenmark Pharmaceuticals Ltd.	23,247	213,483

Havells India Ltd.	20,392	227,073

HCL Technologies Ltd.	45,908	781,336

Hindalco Industries Ltd.	65,510	194,152

Hindustan Petroleum Corp. Ltd.	44,485	187,028

Hindustan Unilever Ltd.	101,878	2,573,208

Hindustan Zinc Ltd.	17,086	68,004

Housing Development Finance Corp. Ltd.	90,065	2,583,864

ICICI Lombard General Insurance Co. Ltd. (a)	8,382	131,761

Indiabulls Housing Finance Ltd.	17,113	171,160

Indian Oil Corp. Ltd.	159,840	363,933

Infosys Ltd.	323,087	3,479,962

ITC Ltd.	421,335	1,826,215

JSW Steel Ltd.	86,448	383,412

L&T Finance Holdings Ltd.	25,110	47,341

Larsen & Toubro Infotech Ltd. (a)	2,388	58,961

Larsen & Toubro Ltd.	28,597	554,625

LIC Housing Finance Ltd.	12,973	92,697

Mphasis Ltd.	6,248	87,125

Muthoot Finance Ltd.	5,066	43,491

Nestle India Ltd.	3,326	521,090

NHPC Ltd.	405,387	136,139

NMDC Ltd.	55,422	80,078

NTPC Ltd.	399,315	768,862

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

India — continued

Oil & Natural Gas Corp. Ltd.	224,797	546,981

Oil India Ltd.	19,878	51,686

Petronet LNG Ltd.	88,280	306,404

Piramal Enterprises Ltd.	14,340	487,352

Power Finance Corp. Ltd.*	33,224	55,241

Power Grid Corp. of India Ltd.	129,170	346,420

REC Ltd.	110,257	233,595

Reliance Industries Ltd.	226,575	4,539,085

Reliance Power Ltd.*	92,357	8,026

Shriram Transport Finance Co. Ltd.	8,799	140,562

Steel Authority of India Ltd.*	72,354	58,073

Tata Consultancy Services Ltd.	76,556	2,488,413

Tata Power Co. Ltd. (The)	159,187	155,144

Tata Steel Ltd.	21,089	169,007

Tech Mahindra Ltd.	39,981	480,897

Titan Co. Ltd.	45,070	750,580

Torrent Power Ltd.	19,395	70,510

Union Bank of India*	12,295	14,766

United Breweries Ltd.	9,579	195,417

UPL Ltd.	26,097	363,752

Vedanta Ltd.	122,088	293,113

Wipro Ltd.	123,063	528,849

		33,527,707

Indonesia — 6.0%

Adaro Energy Tbk. PT	2,174,300	199,466

Astra International Tbk. PT	4,895,200	2,620,493

Bank Central Asia Tbk. PT	1,453,800	2,936,784

Bank Danamon Indonesia Tbk. PT	466,800	289,907

Bank Mandiri Persero Tbk. PT*	2,789,600	1,519,786

Bank Negara Indonesia Persero Tbk. PT*	1,114,900	752,399

Bank Rakyat Indonesia Persero Tbk. PT*	7,972,400	2,451,157

Barito Pacific Tbk. PT	739,300	209,217

Bukit Asam Tbk. PT*	691,100	192,266

Bumi Serpong Damai Tbk. PT*	1,141,600	115,077

Charoen Pokphand Indonesia Tbk. PT	1,767,600	654,287

Gudang Garam Tbk. PT	112,100	665,180

Hanjaya Mandala Sampoerna Tbk. PT	2,114,200	519,794

Indah Kiat Pulp & Paper Corp. Tbk. PT	450,400	234,140

Indofood CBP Sukses Makmur Tbk. PT	548,700	374,912

Indofood Sukses Makmur Tbk. PT	1,055,700	515,460

Jasa Marga Persero Tbk. PT*	401,200	171,918

Kalbe Farma Tbk. PT	4,998,500	542,310

Matahari Department Store Tbk. PT	562,500	161,053

Media Nusantara Citra Tbk. PT	1,198,800	79,142

Perusahaan Gas Negara Persero Tbk.	2,781,900	453,416

INVESTMENTS	SHARES	VALUE($)

Indonesia — continued

Semen Indonesia Persero Tbk. PT	533,400	506,350

Telekomunikasi Indonesia Persero Tbk. PT	12,352,800	3,289,394

United Tractors Tbk. PT	277,200	529,350

		19,983,258

Kuwait — 1.0%

Agility Public Warehousing Co. KSC	100,030	240,189

Gulf Bank KSCP	135,000	134,801

Humansoft Holding Co. KSC	10,880	118,967

Kuwait Finance House KSCP	280,750	613,233

Mobile Telecommunications Co. KSC	405,339	615,098

National Bank of Kuwait SAKP	471,810	1,441,233

		3,163,521

Malaysia — 5.0%

AirAsia Group Bhd.	364,600	240,857

AMMB Holdings Bhd.	288,400	311,788

Astro Malaysia Holdings Bhd.	378,100	132,676

CIMB Group Holdings Bhd.	1,014,855	1,294,401

Gamuda Bhd.	403,300	341,388

Hong Leong Bank Bhd.	94,668	457,853

Hong Leong Financial Group Bhd.	34,500	160,371

IJM Corp. Bhd.	585,800	331,655

Malayan Banking Bhd.	880,308	1,969,780

Malaysia Airports Holdings Bhd.	162,500	300,114

Maxis Bhd.	548,100	710,728

MISC Bhd.	263,700	440,543

Nestle Malaysia Bhd.	14,600	515,557

Petronas Chemicals Group Bhd.	484,500	1,054,807

Petronas Dagangan Bhd.	70,600	413,164

Petronas Gas Bhd.	206,300	882,728

PPB Group Bhd.	162,160	734,341

Public Bank Bhd.	464,100	2,526,533

RHB Bank Bhd.	168,600	243,217

Sime Darby Bhd.	646,300	363,017

Tenaga Nasional Bhd.	1,052,400	3,132,084

		16,557,602

Mexico — 2.9%

Alfa SAB de CV, Class A	309,070	311,389

Alpek SAB de CV	33,965	41,655

Banco del Bajio SA* (a)	47,811	102,771

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	117,622	197,487

Cemex SAB de CV*	1,535,002	710,913

El Puerto de Liverpool SAB de CV, Class C1	31,689	205,000

Fibra Uno Administracion SA de CV, REIT	209,246	310,153

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Mexico — continued

Gruma SAB de CV, Class B	32,581	325,677

Grupo Aeroportuario del Centro Norte SAB de CV	32,709	201,436

Grupo Aeroportuario del Pacifico SAB de CV, Class B	35,877	363,544

Grupo Aeroportuario del Sureste SAB de CV, Class B	20,622	338,650

Grupo Carso SAB de CV, Series A1	48,817	189,523

Grupo Elektra SAB de CV	4,477	238,518

Grupo Financiero Banorte SAB de CV, Class O	194,640	1,233,277

Grupo Financiero Inbursa SAB de CV, Class O	155,686	237,909

Grupo Mexico SAB de CV, Series B	321,589	944,016

Infraestructura Energetica Nova SAB de CV	95,320	416,572

Megacable Holdings SAB de CV	48,147	211,557

Mexichem SAB de CV	92,628	215,132

Promotora y Operadora de Infraestructura SAB de CV	21,795	221,206

Regional SAB de CV	15,770	85,348

Wal-Mart de Mexico SAB de CV	827,716	2,431,923

		9,533,656

Pakistan — 0.0% (c)

Oil & Gas Development Co. Ltd.	47,100	46,862

Pakistan Petroleum Ltd.	41,600	49,882

		96,744

Philippines — 2.0%

Alliance Global Group, Inc.	741,700	212,956

Ayala Corp.	37,135	644,139

Ayala Land, Inc.	1,044,600	982,774

BDO Unibank, Inc.	295,040	759,604

Bloomberry Resorts Corp.	839,700	205,373

Globe Telecom, Inc.	7,760	265,235

GT Capital Holdings, Inc.	13,838	229,897

International Container Terminal Services, Inc.	197,950	480,512

JG Summit Holdings, Inc.	550,750	697,362

Jollibee Foods Corp.	98,100	573,399

Manila Electric Co.	70,010	517,954

Megaworld Corp.	1,792,200	192,589

Metro Pacific Investments Corp.	3,781,200	331,679

Metropolitan Bank & Trust Co.	240,290	342,547

San Miguel Corp.	88,720	307,494

		6,743,514

Qatar — 1.5%

Barwa Real Estate Co.	14,807	141,166

Commercial Bank PQSC (The)	15,401	215,227

INVESTMENTS	SHARES	VALUE($)

Qatar — continued

Industries Qatar QSC	22,033	731,962

Masraf Al Rayan QSC	28,539	284,503

Qatar Electricity & Water Co. QSC	9,347	428,718

Qatar Fuel QSC	8,425	465,746

Qatar Gas Transport Co. Ltd.	29,925	175,917

Qatar International Islamic Bank QSC	2,952	56,028

Qatar Islamic Bank SAQ	8,992	412,184

Qatar National Bank QPSC	34,479	1,854,578

United Development Co. QSC	14,129	52,391

		4,818,420

Romania — 0.1%

NEPI Rockcastle plc	26,412	220,140

Russia — 6.2%

Aeroflot PJSC	87,761	130,740

Alrosa PJSC	240,488	350,843

Federal Grid Co. Unified Energy System PJSC	49,859,837	128,240

Gazprom PJSC	1,032,030	2,622,625

Inter RAO UES PJSC	6,812,031	413,531

LUKOIL PJSC	48,171	4,110,793

Magnit PJSC	12,218	704,223

Magnitogorsk Iron & Steel Works PJSC	172,288	117,937

MMC Norilsk Nickel PJSC	4,506	1,001,304

Mobile TeleSystems PJSC	185,265	731,905

Moscow Exchange MICEX-RTS PJSC	110,457	155,708

Novatek PJSC	105,133	1,960,908

Novolipetsk Steel PJSC	85,105	225,529

Polyus PJSC	2,148	167,502

Rosneft Oil Co. PJSC	114,488	760,065

ROSSETI PJSC	5,605,864	92,727

Rostelecom PJSC	162,457	185,998

RusHydro PJSC	22,028,098	184,177

Sberbank of Russia PJSC	796,866	2,791,704

Severstal PJSC	18,302	296,277

Sistema PJSFC	539,235	73,645

Surgutneftegas PJSC	701,693	266,671

Surgutneftegas PJSC (Preference)	756,384	458,452

Tatneft PJSC	146,813	1,720,177

Tatneft PJSC (Preference)	14,484	142,201

Transneft PJSC (Preference)	150	390,222

VTB Bank PJSC	388,289,080	213,559

		20,397,663

Singapore — 0.0% (c)

Yanlord Land Group Ltd.	34,400	36,951

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

South Africa — 5.2%

Absa Group Ltd.	54,854	631,900

African Rainbow Minerals Ltd.	10,156	120,977

Anglo American Platinum Ltd.	5,928	299,882

AngloGold Ashanti Ltd.	39,599	471,144

Barloworld Ltd.	23,363	208,690

Bid Corp. Ltd.	56,020	1,184,318

Bidvest Group Ltd. (The)	36,997	562,728

Capitec Bank Holdings Ltd.	4,117	384,701

Clicks Group Ltd.	42,538	581,823

Exxaro Resources Ltd.	24,639	281,949

FirstRand Ltd.	246,545	1,173,317

Fortress REIT Ltd., Class A, REIT	90,471	121,872

Fortress REIT Ltd., Class B, REIT	65,368	49,806

Growthpoint Properties Ltd., REIT	224,317	389,931

Harmony Gold Mining Co. Ltd.*	45,129	77,319

Hyprop Investments Ltd., REIT	19,488	95,362

Impala Platinum Holdings Ltd.*	66,022	265,520

Imperial Logistics Ltd.	18,400	80,263

Investec Ltd.	23,351	149,422

JSE Ltd.	6,621	64,192

KAP Industrial Holdings Ltd.	213,582	110,032

Kumba Iron Ore Ltd.	5,051	151,903

Liberty Holdings Ltd.	9,113	65,935

MMI Holdings Ltd.	78,375	97,798

Motus Holdings Ltd.	30,148	187,473

Nedbank Group Ltd.	30,641	571,568

Old Mutual Ltd.	374,692	602,691

Redefine Properties Ltd., REIT	433,702	298,634

Remgro Ltd.	56,653	770,095

Resilient REIT Ltd., REIT	22,124	87,815

RMB Holdings Ltd.	58,098	339,567

Sanlam Ltd.	134,910	722,387

Sappi Ltd.	54,555	260,018

Sasol Ltd.	54,595	1,811,268

Sibanye Gold Ltd.*	174,578	164,362

SPAR Group Ltd. (The)	32,539	441,798

Standard Bank Group Ltd.	99,004	1,382,676

Super Group Ltd.*	39,822	102,165

Telkom SA SOC Ltd.	56,713	337,542

Truworths International Ltd.	72,269	383,186

Tsogo Sun Holdings Ltd.	91,265	137,296

Vodacom Group Ltd.	122,570	989,135

Vukile Property Fund Ltd., REIT	60,793	87,333

		17,297,793

INVESTMENTS	SHARES	VALUE($)

Taiwan — 15.9%

Advantech Co. Ltd.	53,000	429,422

Asia Cement Corp.	322,000	435,832

Catcher Technology Co. Ltd.	104,000	824,547

Cathay Financial Holding Co. Ltd.	843,000	1,220,720

Chailease Holding Co. Ltd.	126,000	537,180

Chang Hwa Commercial Bank Ltd.	655,600	392,729

Chicony Electronics Co. Ltd.	79,551	196,104

China Life Insurance Co. Ltd.	278,838	232,162

China Steel Corp.	1,574,000	1,271,802

Compal Electronics, Inc.	577,000	372,981

CTBC Financial Holding Co. Ltd.	1,938,395	1,327,901

Delta Electronics, Inc.	301,000	1,588,703

E.Sun Financial Holding Co. Ltd.	1,097,582	901,233

Eclat Textile Co. Ltd.	41,000	586,117

Eva Airways Corp.	439,850	215,715

Far Eastern New Century Corp.	778,000	849,573

Feng TAY Enterprise Co. Ltd.	66,000	535,164

First Financial Holding Co. Ltd.	1,038,501	741,427

Formosa Chemicals & Fibre Corp.	435,000	1,565,280

Formosa Petrochemical Corp.	175,000	649,432

Formosa Plastics Corp.	619,000	2,246,425

Formosa Taffeta Co. Ltd.	200,000	241,218

Foxconn Technology Co. Ltd.	156,533	351,185

Fubon Financial Holding Co. Ltd.	785,000	1,160,065

Giant Manufacturing Co. Ltd.	61,000	465,225

Globalwafers Co. Ltd.	29,000	317,890

Hon Hai Precision Industry Co. Ltd.	1,665,992	4,690,315

Hotai Motor Co. Ltd.	65,000	983,713

Hua Nan Financial Holdings Co. Ltd.	917,951	600,300

Inventec Corp.	422,000	339,054

Lite-On Technology Corp.	297,000	419,054

Mega Financial Holding Co. Ltd.	1,162,233	1,115,811

Nan Ya Plastics Corp.	720,000	1,821,530

Nanya Technology Corp.	114,737	243,672

Novatek Microelectronics Corp.	78,000	510,249

Oriental Union Chemical Corp.	90,000	75,798

Pegatron Corp.	281,000	531,222

Pou Chen Corp.	527,000	641,121

President Chain Store Corp.	112,000	1,044,979

Quanta Computer, Inc.	370,000	709,536

Realtek Semiconductor Corp.	65,000	440,721

Shin Kong Financial Holding Co. Ltd.	1,187,119	336,355

SinoPac Financial Holdings Co. Ltd.	1,122,580	432,724

Synnex Technology International Corp.	188,200	234,843

Taishin Financial Holding Co. Ltd.	1,059,604	480,477

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Taiwan — continued

Taiwan Business Bank	448,957	185,375

Taiwan Cement Corp.	627,000	852,813

Taiwan Cooperative Financial Holding Co. Ltd.	967,944	642,448

Taiwan Fertilizer Co. Ltd.	96,000	139,795

Taiwan High Speed Rail Corp.	291,000	354,371

Taiwan Semiconductor Manufacturing Co. Ltd.	1,254,000	10,528,624

Teco Electric and Machinery Co. Ltd.	253,000	189,588

Unimicron Technology Corp.	179,000	200,067

Uni-President Enterprises Corp.	951,000	2,260,221

Vanguard International Semiconductor Corp.	125,000	277,753

Walsin Lihwa Corp.	426,000	239,396

Wistron Corp.	385,523	320,050

Yageo Corp.	56,000	555,509

Yuanta Financial Holding Co. Ltd.	1,197,665	694,656

		52,748,172

Thailand — 6.9%

Advanced Info Service PCL	300,300	1,788,573

Bangkok Bank PCL, NVDR	28,800	183,238

Bangkok Bank PCL	43,900	287,622

Bangkok Dusit Medical Services PCL	2,349,700	1,876,816

Bangkok Expressway & Metro PCL	1,458,600	498,076

Banpu PCL	745,900	383,592

Bumrungrad Hospital PCL	86,000	476,805

Charoen Pokphand Foods PCL	882,300	739,280

Delta Electronics Thailand PCL	50,700	118,692

Digital Telecommunications Infrastructure Fund, Class F	870,300	433,446

Electricity Generating PCL	71,200	660,212

Energy Absolute PCL	442,400	772,786

Glow Energy PCL	109,500	313,837

Gulf Energy Development PCL	141,800	464,414

Home Product Center PCL	1,361,100	669,758

Indorama Ventures PCL	305,600	438,275

Intouch Holdings PCL, NVDR	347,300	647,594

IRPC PCL	1,750,400	309,770

Krung Thai Bank PCL	931,100	551,538

Land & Houses PCL, NVDR	991,900	348,264

Muangthai Capital PCL	102,500	165,618

PTT Exploration & Production PCL	238,400	996,071

PTT Global Chemical PCL	350,900	756,531

PTT PCL	2,462,600	3,759,792

Ratch Group PCL	208,800	407,658

Siam Cement PCL (The) (Registered)	154,300	2,222,120

Siam Commercial Bank PCL (The)	364,600	1,481,019

INVESTMENTS	SHARES	VALUE($)

Thailand — continued

Thai Oil PCL	174,900	379,413

Thai Union Group PCL, Class F	678,100	401,549

TMB Bank PCL	3,276,700	207,261

		22,739,620

Turkey — 1.0%

Akbank T.A.S.*	205,934	211,721

Arcelik A/S*	29,454	90,662

BIM Birlesik Magazalar A/S	37,573	522,958

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	144,880	36,722

Enerjisa Enerji A/S (a)	45,676	41,220

Eregli Demir ve Celik Fabrikalari TAS	132,780	204,157

Ford Otomotiv Sanayi A/S	10,631	93,972

Haci Omer Sabanci Holding A/S	69,016	89,222

Iskenderun Demir ve Celik A/S	14,600	16,940

KOC Holding A/S	83,535	226,796

Koza Altin Isletmeleri A/S*	4,494	32,090

Petkim Petrokimya Holding A/S	79,398	59,564

Soda Sanayii A/S	38,624	50,231

TAV Havalimanlari Holding A/S	19,033	80,792

Tekfen Holding A/S	19,696	87,974

Tofas Turk Otomobil Fabrikasi A/S	20,620	62,026

Tupras Turkiye Petrol Rafinerileri A/S	12,049	249,208

Turk Hava Yollari AO*	93,324	224,160

Turkcell Iletisim Hizmetleri A/S	208,163	436,577

Turkiye Garanti Bankasi A/S*	161,866	222,242

Turkiye Halk Bankasi A/S	47,564	46,744

Turkiye Is Bankasi A/S, Class C*	108,955	98,113

Turkiye Sise ve Cam Fabrikalari A/S	66,666	68,211

Turkiye Vakiflar Bankasi TAO, Class D	80,660	54,786

Ulker Biskuvi Sanayi A/S	25,642	81,736

Yapi ve Kredi Bankasi A/S*	119,382	41,500

		3,430,324

United Arab Emirates — 1.3%

Abu Dhabi Commercial Bank PJSC	151,278	406,853

Abu Dhabi Islamic Bank PJSC	54,134	70,476

Aldar Properties PJSC	299,171	145,114

Arabtec Holding PJSC*	81,016	45,679

DP World plc	17,886	357,720

Dubai Islamic Bank PJSC	127,663	179,572

Emaar Development PJSC	62,120	66,295

Emaar Malls PJSC	155,633	73,858

Emaar Properties PJSC	272,425	356,978

Emirates Telecommunications Group Co. PJSC	336,349	1,529,544

First Abu Dhabi Bank PJSC	210,808	918,151

		4,150,240

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — 0.1%

Mondi Ltd.	11,584	255,318

United States — 0.2%

JBS SA	158,622	793,697

Total Common Stocks (Cost $306,166,023)		329,807,378

	NO. OF RIGHTS
Rights — 0.0% (c)

China — 0.0% (c)

Haitong Securities Co. Ltd., expiring 12/31/2019* (Cost $—)	6,057	—

	SHARES
Investment Of Cash Collateral From Securities Loaned — 0.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e) (Cost $746,461)	746,461	746,461

Total Investments — 99.8% (Cost $306,912,484)		330,553,839

Other Assets Less Liabilities — 0.2%		501,186

Net Assets — 100.0%		331,055,025

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	19.6%

Oil, Gas & Consumable Fuels	12.1

Wireless Telecommunication Services	4.5

Metals & Mining	3.8

Semiconductors & Semiconductor Equipment	3.7

Chemicals	3.6

Insurance	3.5

Electric Utilities	3.3

Diversified Telecommunication Services	3.1

Food Products	2.9

Food & Staples Retailing	2.5

Electronic Equipment, Instruments & Components	2.4

Real Estate Management & Development	2.4

IT Services	2.4

Automobiles	2.0

INDUSTRY	PERCENTAGE

Independent Power and Renewable Electricity Producers	1.9%

Textiles, Apparel & Luxury Goods	1.8

Construction Materials	1.8

Industrial Conglomerates	1.7

Transportation Infrastructure	1.4

Diversified Financial Services	1.4

Gas Utilities	1.3

Pharmaceuticals	1.3

Technology Hardware, Storage & Peripherals	1.3

Health Care Providers & Services	1.2

Capital Markets	1.2

Others (each less than 1.0%)	11.9

Abbreviations

ADR	— American Depositary Receipt
NVDR	— Non-voting depository receipt
PJSC	— Public Joint Stock Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	— Limited liability company
REIT	— Real Estate Investment Trust

(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $697,890.
(c)	— Amount rounds to less than 0.1% of net assets.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
MSCI Emerging Markets E-Mini Index	15	06/2019	USD	809,475	30,614

					30,614

Abbreviations

MSCI	— Morgan Stanley Capital International
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%

Australia — 0.8%

BHP Group plc	2,852	67,320

Rio Tinto plc	1,200	70,007

		137,327

Austria — 0.8%

ANDRITZ AG	17	812

OMV AG	1,243	66,673

Verbund AG*	1,301	64,604

voestalpine AG	365	11,744

		143,833

Belgium — 1.8%

Ageas	1,076	56,862

Colruyt SA	923	66,630

Groupe Bruxelles Lambert SA	26	2,490

Proximus SADP	2,267	63,492

Solvay SA	588	70,898

UCB SA	701	55,715

		316,087

Chile — 0.4%

Antofagasta plc	5,287	62,851

Denmark — 4.6%

Ambu A/S, Class B	1,274	36,655

Carlsberg A/S, Class B	543	70,210

Chr Hansen Holding A/S	647	66,111

Coloplast A/S, Class B	660	71,294

Demant A/S*	582	18,389

DSV A/S	764	70,798

GN Store Nord A/S	1,348	69,092

H Lundbeck A/S (a)	1,439	60,666

ISS A/S	353	10,993

Novo Nordisk A/S, Class B	1,354	66,339

Novozymes A/S, Class B	1,094	51,063

Orsted A/S (b)	908	69,516

Rockwool International A/S, Class B	38	10,167

Tryg A/S	1,651	50,528

Vestas Wind Systems A/S	727	65,782

		787,603

Finland — 3.6%

Elisa OYJ	1,511	64,112

Fortum OYJ	2,812	59,644

Kesko OYJ, Class B	923	47,996

Kone OYJ, Class B	1,229	67,531

Neste OYJ	2,058	68,022

Nokia OYJ	10,045	52,783

INVESTMENTS	SHARES	VALUE($)

Finland — continued

Orion OYJ, Class B	1,842	61,421

Sampo OYJ, Class A	1,371	62,776

Stora Enso OYJ, Class R	3,696	46,028

UPM-Kymmene OYJ	2,182	61,608

Wartsila OYJ Abp	2,170	34,747

		626,668

France — 15.4%

Aeroports de Paris	193	39,317

Air Liquide SA	527	70,108

Arkema SA	509	52,262

Atos SE	584	60,217

AXA SA	1,041	27,760

BioMerieux	333	26,448

Bouygues SA	671	25,258

Bureau Veritas SA	599	15,184

Capgemini SE	552	66,988

Casino Guichard Perrachon SA	1,199	49,085

Cie Generale des Etablissements Michelin SCA	444	57,414

Cie Plastic Omnium SA	512	15,512

CNP Assurances	1,195	28,227

Covivio, REIT	515	55,741

Danone SA	689	55,702

Dassault Aviation SA	22	33,287

Dassault Systemes SE	396	62,712

Edenred	1,079	50,872

Eiffage SA	482	50,326

Electricite de France SA	3,821	55,183

Engie SA	3,787	56,209

EssilorLuxottica SA*	425	51,781

Eurazeo SE*	155	12,165

Eutelsat Communications SA	2,980	53,857

Faurecia SA	663	33,734

Gecina SA, REIT	314	46,916

Hermes International	79	55,582

Imerys SA	448	23,858

Ingenico Group SA	653	55,113

Ipsen SA	365	42,628

Kering SA	121	71,602

Klepierre SA, REIT	471	16,737

Lagardere SCA	1,557	42,406

Legrand SA	671	49,354

L’Oreal SA	248	68,213

LVMH Moet Hennessy Louis Vuitton SE	194	76,168

Natixis SA	1,706	10,053

Orange SA	3,768	58,888

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Orpea	275	33,552

Pernod Ricard SA	342	59,633

Peugeot SA (a)	2,591	67,933

Publicis Groupe SA	797	47,371

Rubis SCA	185	10,147

Safran SA	489	71,277

Sanofi	787	68,665

Sartorius Stedim Biotech	419	56,911

Schneider Electric SE	670	56,706

SCOR SE	578	23,597

SEB SA	47	8,611

Societe BIC SA	293	25,241

Sodexo SA	599	68,695

Thales SA	431	51,495

TOTAL SA	1,176	65,375

Ubisoft Entertainment SA*	503	48,056

Valeo SA	1,040	37,828

Veolia Environnement SA	2,581	61,047

Vinci SA	451	45,549

Vivendi SA	947	27,487

		2,658,043

Germany — 12.1%

Allianz SE (Registered)	167	40,366

Axel Springer SE	740	41,913

BASF SE	815	66,537

Bayer AG (Registered)	707	47,055

Bayerische Motoren Werke AG	572	48,796

Carl Zeiss Meditec AG	641	63,049

Continental AG	221	36,662

Covestro AG (b)	868	47,695

Deutsche Boerse AG	257	34,341

Deutsche Lufthansa AG (Registered)	2,579	62,396

Deutsche Post AG (Registered)*	974	33,857

Deutsche Telekom AG (Registered)	3,660	61,323

Deutsche Wohnen SE	1,178	53,064

E.ON SE	3,968	42,663

Evonik Industries AG	1,549	46,242

Fielmann AG	311	22,112

Fraport AG Frankfurt Airport Services Worldwide	245	20,395

Fresenius Medical Care AG & Co. KGaA	707	59,588

Fresenius SE & Co. KGaA	881	50,098

FUCHS PETROLUB SE (Preference)	692	30,173

Hannover Rueck SE	241	36,393

Hella GmbH & Co. KGaA	380	20,729

Henkel AG & Co. KGaA (Preference)	560	56,679

INVESTMENTS	SHARES	VALUE($)

Germany — continued

HOCHTIEF AG	128	19,137

HUGO BOSS AG	605	42,274

Infineon Technologies AG	2,711	64,266

Innogy SE*	1,319	57,252

LEG Immobilien AG	494	57,640

Merck KGaA	511	54,468

MTU Aero Engines AG	287	67,712

Porsche Automobil Holding SE (Preference)	740	51,443

ProSiebenSat.1 Media SE	1,853	29,293

Puma SE	89	55,052

RWE AG*	2,700	69,255

SAP SE	623	80,310

Scout24 AG (b)	713	36,706

Siemens AG (Registered)	336	40,287

Siemens Healthineers AG (b)	1,219	52,178

Symrise AG	581	55,846

Talanx AG	572	22,892

Telefonica Deutschland Holding AG	15,039	48,849

Uniper SE	1,121	34,015

United Internet AG (Registered)	197	7,920

Volkswagen AG (Preference)	206	35,968

Vonovia SE	1,185	59,222

Wacker Chemie AG	206	18,109

		2,082,220

Ireland — 0.5%

Paddy Power Betfair plc	451	38,173

Smurfit Kappa Group plc	1,329	38,972

		77,145

Italy — 5.2%

A2A SpA	37,130	62,142

Assicurazioni Generali SpA	3,275	63,542

Atlantia SpA	1,901	51,899

DiaSorin SpA	440	43,013

Enel SpA	10,933	69,230

Eni SpA	3,833	65,319

Intesa Sanpaolo SpA	20,116	52,704

Italgas SpA	10,862	67,849

Mediobanca Banca di Credito Finanziario SpA	2,117	22,439

Moncler SpA	1,445	59,410

Poste Italiane SpA (b)	6,272	67,031

Recordati SpA	1,749	70,673

Saipem SpA*	9,957	50,507

Snam SpA	13,311	67,765

Terna Rete Elettrica Nazionale SpA	10,590	63,531

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Italy — continued

UnipolSai Assicurazioni SpA	9,302	25,489

		902,543

Jordan — 0.4%

Hikma Pharmaceuticals plc	2,969	68,513

Kazakhstan — 0.3%

KAZ Minerals plc	6,688	56,710

Luxembourg — 1.0%

ArcelorMittal	2,083	45,318

RTL Group SA	578	32,569

SES SA, FDR	3,275	55,723

Tenaris SA	3,045	42,209

		175,819

Netherlands — 4.7%

Aalberts NV (a)	485	19,082

ABN AMRO Group NV, CVA (b)	728	17,146

Aegon NV	8,784	45,854

Akzo Nobel NV	725	61,600

ASML Holding NV	369	77,051

ASR Nederland NV	1,140	50,723

Heineken Holding NV	383	38,991

Heineken NV(a)	395	42,702

Koninklijke Ahold Delhaize NV	2,552	61,507

Koninklijke DSM NV	614	70,224

Koninklijke KPN NV	20,912	64,270

Koninklijke Philips NV	1,622	69,655

NN Group NV	1,280	55,859

Randstad NV	62	3,546

Royal Dutch Shell plc, Class B	2,098	67,710

Wolters Kluwer NV	1,000	69,798

		815,718

Norway — 2.4%

Aker BP ASA	1,941	64,067

DNB ASA*	2,564	49,304

Equinor ASA	2,927	65,247

Gjensidige Forsikring ASA	1,268	24,657

Mowi ASA	2,687	58,296

Norsk Hydro ASA	10,004	43,088

Orkla ASA	3,482	27,329

Salmar ASA	352	16,011

Telenor ASA	3,257	65,472

		413,471

Poland — 0.5%

Grupa Lotos SA	1,105	24,076

INVESTMENTS	SHARES	VALUE($)

Poland — continued

Polski Koncern Naftowy ORLEN SA	1,622	41,644

Polskie Gornictwo Naftowe i Gazownictwo SA	12,450	18,932

		84,652

Portugal — 0.8%

EDP — Energias de Portugal SA*	17,955	68,133

Galp Energia SGPS SA	3,505	58,766

Jeronimo Martins SGPS SA	677	11,025

		137,924

Russia — 0.8%

Evraz plc	8,776	72,065

Polymetal International plc	5,715	60,253

		132,318

South Africa — 0.4%

Anglo American plc	2,480	64,355

Spain — 5.3%

Acciona SA	305	35,374

Acerinox SA	3,974	41,391

ACS Actividades de Construccion y Servicios SA	1,342	61,713

Aena SME SA (b)	173	32,121

Amadeus IT Group SA	798	63,598

Enagas SA	2,306	65,779

Endesa SA	2,615	65,240

Grifols SA	2,240	62,253

Iberdrola SA	7,915	71,927

Industria de Diseno Textil SA	1,643	49,748

Merlin Properties Socimi SA, REIT	3,887	53,020

Naturgy Energy Group SA	2,426	69,064

Red Electrica Corp. SA	3,045	63,196

Repsol SA	3,825	64,905

Siemens Gamesa Renewable Energy SA	3,338	59,952

Telefonica SA	7,123	59,387

		918,668

Sweden — 6.4%

Alfa Laval AB	1,154	26,786

Atlas Copco AB, Class A	1,552	48,445

Boliden AB*	2,406	71,602

Castellum AB	1,177	21,162

Elekta AB, Class B	4,291	50,895

Hennes & Mauritz AB, Class B	1,496	26,104

Hexagon AB, Class B	1,203	65,723

ICA Gruppen AB	1,713	61,957

Industrivarden AB, Class C	830	18,679

Investor AB, Class B	671	32,001

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Sweden — continued

Lundin Petroleum AB	2,014	65,588

Sandvik AB(a)	3,200	59,259

Securitas AB, Class B (a)	2,246	39,275

Skandinaviska Enskilda Banken AB, Class A	2,126	20,298

Skanska AB, Class B	1,762	30,684

SKF AB, Class B (a)	1,370	25,430

Svenska Cellulosa AB SCA, Class B	5,360	46,792

Swedbank AB, Class A	2,711	44,296

Swedish Match AB	1,406	68,556

Swedish Orphan Biovitrum AB*	2,486	45,361

Tele2 AB, Class B	5,003	66,838

Telefonaktiebolaget LM Ericsson, Class B	6,419	63,498

Telia Co. AB	13,658	58,190

Trelleborg AB, Class B	1,484	24,543

Volvo AB, Class B	1,667	26,716

		1,108,678

Switzerland — 8.7%

ABB Ltd. (Registered)*	1,546	31,799

Adecco Group AG (Registered)	379	21,775

Alcon, Inc.*	146	8,408

Baloise Holding AG (Registered)	198	33,945

Banque Cantonale Vaudoise (Registered)*	20	15,791

Barry Callebaut AG (Registered)	1	1,834

Clariant AG (Registered)*	1,008	20,739

EMS-Chemie Holding AG (Registered)	95	57,531

Flughafen Zurich AG (Registered)	68	11,210

Geberit AG (Registered)	160	67,089

Georg Fischer AG (Registered)	28	27,232

Givaudan SA (Registered)	26	67,322

Glencore plc*	16,294	64,647

Helvetia Holding AG (Registered)*	33	20,971

Logitech International SA (Registered)	1,401	54,900

Lonza Group AG (Registered)*	200	61,766

Nestle SA (Registered)	749	72,112

Novartis AG (Registered)	734	60,144

OC Oerlikon Corp. AG (Registered)	1,502	19,630

Pargesa Holding SA	293	23,027

Partners Group Holding AG	49	36,959

Roche Holding AG	242	63,855

Schindler Holding AG	237	51,222

SGS SA (Registered)	22	58,048

Sika AG (Registered)	353	54,087

Sonova Holding AG (Registered)	352	71,098

STMicroelectronics NV	2,100	38,566

Straumann Holding AG (Registered)	83	67,078

INVESTMENTS	SHARES	VALUE($)

Switzerland — continued

Swiss Life Holding AG (Registered)*	151	70,989

Swiss Prime Site AG (Registered)*	191	15,338

Swiss Re AG	256	24,647

Swisscom AG (Registered) (a)	131	61,040

Temenos AG (Registered)*	392	65,208

Vifor Pharma AG	349	45,576

Zurich Insurance Group AG	89	28,370

		1,493,953

United Arab Emirates — 0.0% (c)

NMC Health plc	9	332

United Kingdom — 20.0%

3i Group plc	2,945	41,208

Admiral Group plc	506	14,575

Ashtead Group plc	1,775	49,287

AstraZeneca plc	820	61,090

Auto Trader Group plc (b)	7,283	53,839

AVEVA Group plc	683	29,843

BAE Systems plc	3,779	24,289

Barratt Developments plc	8,268	65,043

Bellway plc	1,239	50,313

Berkeley Group Holdings plc	1,254	61,517

BP plc	9,416	68,470

British American Tobacco plc	1,587	62,129

British Land Co. plc (The), REIT	4,898	38,002

BT Group plc	19,363	57,779

Bunzl plc	1,967	59,327

Burberry Group plc	2,621	69,082

Compass Group plc	3,012	68,535

ConvaTec Group plc (b)	18,832	34,108

Croda International plc	986	66,787

Diageo plc	1,718	72,427

easyJet plc	2,936	44,486

Experian plc	2,272	66,135

Fiat Chrysler Automobiles NV	2,464	37,974

GlaxoSmithKline plc	3,308	67,957

IMI plc	1,538	21,122

Imperial Brands plc	1,063	33,823

Inchcape plc	3,707	29,761

Informa plc	5,339	54,287

International Consolidated Airlines Group SA	6,406	45,269

Intertek Group plc	654	45,743

ITV plc	22,625	40,400

J Sainsbury plc	16,106	46,792

Johnson Matthey plc	1,154	50,343

Kingfisher plc	12,584	43,392

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Legal & General Group plc	15,504	56,381

Marks & Spencer Group plc	11,873	44,289

Meggitt plc	7,301	51,953

Micro Focus International plc	2,198	55,728

Mondi plc	2,444	53,708

National Grid plc	5,867	64,278

Next plc	938	70,625

Pearson plc	5,855	63,427

Pennon Group plc	2,534	24,736

Persimmon plc	2,036	59,477

Reckitt Benckiser Group plc	773	62,541

RELX plc	2,879	66,147

Rentokil Initial plc	12,139	61,863

Rightmove plc	10,273	72,641

Royal Mail plc	8,048	26,555

Sage Group plc (The)	7,501	71,103

Segro plc, REIT	6,356	56,318

Severn Trent plc	731	19,458

Smith & Nephew plc	3,455	66,794

Smiths Group plc	1,649	32,831

SSE plc	4,030	60,299

Tate & Lyle plc	7,126	71,422

Taylor Wimpey plc	27,302	64,728

Tesco plc	17,702	57,755

Unilever NV, CVA (a)	1,217	73,634

Unilever plc	1,187	71,950

United Utilities Group plc	5,900	64,003

Vodafone Group plc	29,571	54,851

Whitbread plc	1,022	59,500

Wm Morrison Supermarkets plc	16,607	46,809

WPP plc	4,290	53,530

		3,434,468

United States — 0.9%

Carnival plc	851	45,115

Ferguson plc	708	50,386

QIAGEN NV*	1,340	51,886

		147,387

Total Common Stocks (Cost $17,510,046)		16,847,286

INVESTMENTS	SHARES	VALUE($)
Investment Of Cash Collateral From Securities Loaned — 1.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e) (Cost $295,789)	295,789	295,789

Total Investments — 99.5% (Cost $17,805,835)		17,143,075

Other Assets Less Liabilities — 0.5%		79,432

NET ASSETS — 100.0%		17,222,507

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Chemicals	6.0%

Oil, Gas & Consumable Fuels	5.5

Insurance	5.4

Pharmaceuticals	5.2

Health Care Equipment & Supplies	4.4

Electric Utilities	4.4

Metals & Mining	4.3

Diversified Telecommunication Services	3.9

Media	3.0

Textiles, Apparel & Luxury Goods	2.8

Machinery	2.6

Food & Staples Retailing	2.6

Multi-Utilities	2.4

Software	2.1

Professional Services	2.0

Household Durables	1.8

Food Products	1.8

Aerospace & Defense	1.8

Short-Term Investments	1.7

Beverages	1.7

Hotels, Restaurants & Leisure	1.6

Equity Real Estate Investment Trusts (REITs)	1.6

Electrical Equipment	1.5

Automobiles	1.4

Construction & Engineering	1.4

Banks	1.3

Personal Products	1.2

Paper & Forest Products	1.2

Real Estate Management & Development	1.2

Auto Components	1.2

IT Services	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INDUSTRY	PERCENTAGE

Commercial Services & Supplies	1.1%

Semiconductors & Semiconductor Equipment	1.0

Life Sciences Tools & Services	1.0

Tobacco	1.0

Interactive Media & Services	1.0

Others (each less than 1.0%)	14.8

Abbreviations

CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital
SGPS	— Holding company

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $281,824.

(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Amount rounds to less than 0.1% of net assets.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	6	06/2019	EUR	232,647	14,859

FTSE 100 Index	1	06/2019	GBP	96,241	3,028

					17,887

Abbreviations

EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Australia — 9.1%

AGL Energy Ltd.	29,790	467,356

Alumina Ltd.	206,407	326,614

Amcor Ltd.	12,256	138,540

Ansell Ltd.	23,238	442,411

APA Group	55,028	373,540

Aristocrat Leisure Ltd.	15,378	283,087

ASX Ltd.	10,573	555,487

Aurizon Holdings Ltd.	70,470	236,463

BHP Group Ltd.	24,028	635,837

BlueScope Steel Ltd.	4,332	41,166

Boral Ltd.	25,635	87,765

Brambles Ltd.	41,004	348,439

Caltex Australia Ltd.	19,467	373,285

CIMIC Group Ltd.	8,745	311,966

Cochlear Ltd.	4,715	623,252

Coles Group Ltd.*	4,001	35,574

Computershare Ltd.	12,659	159,253

Crown Resorts Ltd.	29,843	279,748

CSL Ltd.	4,598	644,924

CSR Ltd.	78,890	198,180

Dexus, REIT	69,636	614,798

Flight Centre Travel Group Ltd.	8,387	227,197

Fortescue Metals Group Ltd.	131,661	665,310

GPT Group (The), REIT	149,566	605,003

Harvey Norman Holdings Ltd.	91,898	270,192

Healthscope Ltd.	227,669	393,352

Incitec Pivot Ltd.	73,359	174,331

Insurance Australia Group Ltd.	15,601	86,686

Macquarie Group Ltd.	5,428	515,845

Mirvac Group, REIT	340,288	681,219

Oil Search Ltd.	39,350	215,498

Origin Energy Ltd.	25,708	133,593

Qantas Airways Ltd.	135,699	536,788

Ramsay Health Care Ltd.	9,905	456,144

Rio Tinto Ltd.	9,493	639,851

Rio Tinto plc	7,332	427,742

Santos Ltd.	71,381	361,232

Scentre Group, REIT	153,849	415,007

SEEK Ltd.	7,887	101,301

Sonic Healthcare Ltd.	33,879	612,663

South32 Ltd.	184,285	435,248

Star Entertainment Grp Ltd. (The)	93,262	298,623

Suncorp Group Ltd.	16,410	153,569

Sydney Airport	81,571	438,456

Telstra Corp. Ltd.	187,733	447,151

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Transurban Group	54,870	519,588

Treasury Wine Estates Ltd.	22,290	270,371

Wesfarmers Ltd.	22,458	570,035

Woodside Petroleum Ltd.	24,295	605,668

Woolworths Group Ltd.	23,663	531,294

WorleyParsons Ltd.	13,249	133,507

		19,100,149

Austria — 0.2%

OMV AG	8,606	461,618

Belgium — 0.9%

Ageas	6,045	319,450

Colruyt SA	6,366	459,556

Groupe Bruxelles Lambert SA	3,811	364,942

Proximus SADP	13,505	378,236

Solvay SA	1,869	225,356

UCB SA	2,819	224,051

		1,971,591

Bermuda — 0.2%

RenaissanceRe Holdings Ltd.	3,301	512,843

Canada — 3.5%

BCE, Inc.	9,561	427,772

Canadian Imperial Bank of Commerce	1,227	103,320

Canadian Tire Corp. Ltd., Class A (a)	3,051	335,822

CGI, Inc.*	4,119	296,481

Fortis, Inc.	13,680	505,661

Husky Energy, Inc.	32,265	350,178

Hydro One Ltd. (b)	17,676	286,046

Imperial Oil Ltd.	9,701	281,826

Inter Pipeline Ltd. (a)	16,581	270,058

Loblaw Cos. Ltd.	8,595	421,057

Metro, Inc.	16,292	589,805

National Bank of Canada	7,067	336,654

RioCan, REIT	13,239	254,562

Rogers Communications, Inc., Class B	11,281	567,965

Shaw Communications, Inc., Class B	15,373	311,316

Suncor Energy, Inc.	10,457	344,846

Teck Resources Ltd., Class B	16,498	390,130

TELUS Corp.	15,056	554,387

Thomson Reuters Corp.	9,455	584,295

Toronto-Dominion Bank (The)	2,864	163,370

		7,375,551

Chile — 0.0% (c)

Antofagasta plc	1,191	14,158

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — 0.7%

China Mengniu Dairy Co. Ltd.*	151,000	557,854

Lenovo Group Ltd.	226,000	209,428

Semiconductor Manufacturing International Corp.*	429,200	459,549

Xinyi Solar Holdings Ltd.	544,000	310,214

		1,537,045

Denmark — 0.8%

Carlsberg A/S, Class B	3,718	480,740

Chr Hansen Holding A/S	5,805	593,161

H Lundbeck A/S (a)	3,588	151,265

Orsted A/S (b)	5,334	408,366

		1,633,532

Finland — 1.0%

Elisa OYJ	10,105	428,756

Fortum OYJ	16,924	358,967

Kesko OYJ, Class B	2,012	104,624

Neste OYJ	19,393	640,990

Sampo OYJ, Class A	3,076	140,844

Stora Enso OYJ, Class R	20,250	252,184

UPM-Kymmene OYJ	5,746	162,237

		2,088,602

France — 4.0%

Alstom SA	4,120	181,268

Arkema SA	3,955	406,086

Atos SE (a)	2,621	270,253

Bouygues SA (a)	5,161	194,272

Capgemini SE	4,945	600,097

Casino Guichard Perrachon SA (a)	6,152	251,853

Danone SA (a)	4,875	394,119

Dassault Systemes SE	3,988	631,551

Eiffage SA	4,100	428,086

Eutelsat Communications SA	14,239	257,339

Faurecia SA	5,695	289,770

Lagardere SCA	10,666	290,497

Orange SA	26,904	420,471

Pernod Ricard SA	2,819	491,541

Peugeot SA (a)	22,514	590,292

Sanofi (a)	4,920	429,266

SCOR SE (a)	5,309	216,738

Sodexo SA	3,645	418,022

Thales SA	4,942	590,457

TOTAL SA	8,085	449,451

Vinci SA (a)	2,507	253,198

Vivendi SA	14,760	428,421

		8,483,048

INVESTMENTS	SHARES	VALUE($)

Germany — 2.4%

Beiersdorf AG	30	3,283

Covestro AG (b)	3,793	208,416

Deutsche Lufthansa AG (Registered)	16,500	399,196

Deutsche Telekom AG (Registered)	26,774	448,596

Evonik Industries AG	9,017	269,181

Fraport AG Frankfurt Airport Services Worldwide	4,824	401,574

Fresenius Medical Care AG & Co. KGaA	5,462	460,356

Fresenius SE & Co. KGaA	7,091	403,229

Hannover Rueck SE	4,175	630,466

Infineon Technologies AG	23,749	562,984

Merck KGaA	1,434	152,851

SAP SE	5,119	659,881

Telefonica Deutschland Holding AG	62,637	203,455

Uniper SE	7,753	235,252

		5,038,720

Hong Kong — 4.5%

ASM Pacific Technology Ltd.	37,600	436,123

Cathay Pacific Airways Ltd.	107,000	180,190

CK Hutchison Holdings Ltd.	58,760	617,798

CK Infrastructure Holdings Ltd.	39,000	316,271

CLP Holdings Ltd.	52,500	595,858

Hang Seng Bank Ltd.	24,500	643,704

Henderson Land Development Co. Ltd.	21,000	129,426

Hong Kong & China Gas Co. Ltd.	271,211	647,451

Hutchison Port Holdings Trust	695,800	163,450

Jardine Matheson Holdings Ltd.	7,000	460,811

Jardine Strategic Holdings Ltd.	7,500	283,719

Johnson Electric Holdings Ltd.	18,000	42,376

Link REIT, REIT	55,500	648,459

MTR Corp. Ltd.	108,500	646,382

New World Development Co. Ltd.	370,000	612,983

PCCW Ltd.	414,000	249,634

Power Assets Holdings Ltd.	45,500	317,370

Sun Hung Kai Properties Ltd.	21,000	362,425

Swire Pacific Ltd., Class A	44,000	557,193

Techtronic Industries Co. Ltd.	62,500	452,281

WH Group Ltd. (b)	595,500	704,604

Xinyi Glass Holdings Ltd.	362,000	414,029

		9,482,537

Israel — 0.3%

Check Point Software Technologies Ltd.*	5,090	614,668

Italy — 1.1%

Buzzi Unicem SpA	4,521	100,798

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Italy — continued

Enel SpA	75,549	478,389

Eni SpA	21,645	368,855

Italgas SpA	68,809	429,816

Recordati SpA	8,592	347,183

Terna Rete Elettrica Nazionale SpA	83,599	501,524

		2,226,565

Japan — 21.4%

Advantest Corp.	26,200	742,999

Aisin Seiki Co. Ltd.	6,800	263,057

ANA Holdings, Inc.	11,800	412,962

Aozora Bank Ltd.	15,700	383,607

Asahi Kasei Corp.	28,700	295,793

Astellas Pharma, Inc.	16,100	218,056

Bandai Namco Holdings, Inc.	4,000	191,763

Brother Industries Ltd.	26,000	513,369

Canon, Inc.	18,100	502,240

Capcom Co. Ltd.	23,300	525,734

Central Japan Railway Co.	2,800	602,110

Chubu Electric Power Co., Inc.	35,900	522,041

Chugoku Electric Power Co., Inc. (The)	26,200	312,818

COMSYS Holdings Corp.	9,200	242,046

Cosmo Energy Holdings Co. Ltd.	15,100	311,825

Credit Saison Co. Ltd.	12,300	157,373

Dai Nippon Printing Co. Ltd.	5,600	132,933

Daiichi Sankyo Co. Ltd.	15,900	786,167

Daito Trust Construction Co. Ltd.	200	26,781

Daiwa Securities Group, Inc.	28,600	133,128

DIC Corp.	10,900	320,171

Dowa Holdings Co. Ltd.	6,200	202,165

Ebara Corp.	5,800	178,506

Electric Power Development Co. Ltd.	11,900	276,621

FamilyMart UNY Holdings Co. Ltd.	18,900	503,998

Fast Retailing Co. Ltd.	600	347,154

Fuji Electric Co. Ltd.	8,200	290,698

FUJIFILM Holdings Corp.	13,800	644,685

Fujikura Ltd.	35,400	146,065

Fujitsu Ltd.	1,100	80,756

Hankyu Hanshin Holdings, Inc.	8,700	325,267

Hikari Tsushin, Inc.	3,500	648,931

Hitachi High-Technologies Corp.	10,300	459,091

Hokuriku Electric Power Co.	16,800	124,924

Honda Motor Co. Ltd.	13,600	379,480

Idemitsu Kosan Co. Ltd.	28,192	916,015

ITOCHU Corp.	34,200	617,086

Japan Airlines Co. Ltd.	17,100	557,689

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Japan Petroleum Exploration Co. Ltd.	6,400	138,938

Japan Post Holdings Co. Ltd., ADR	40,500	453,586

Japan Tobacco, Inc.	4,400	101,674

JXTG Holdings, Inc.	123,700	601,824

Kaneka Corp.	8,900	343,670

Kansai Electric Power Co., Inc. (The)	30,100	364,158

Kawasaki Kisen Kaisha Ltd.*	7,600	110,481

KDDI Corp.	23,800	548,532

Keisei Electric Railway Co. Ltd.	12,900	452,476

Kirin Holdings Co. Ltd.	17,100	388,999

K’s Holdings Corp.	19,100	170,373

Kuraray Co. Ltd.	26,200	352,017

Kyushu Electric Power Co., Inc.	19,700	190,779

Lawson, Inc.	1,900	88,711

Marubeni Corp.	81,200	581,846

Mitsubishi Corp.	22,100	608,804

Mitsubishi Gas Chemical Co., Inc.	10,500	157,635

Mitsubishi Tanabe Pharma Corp.	19,700	247,966

Mitsui & Co. Ltd.	31,200	504,647

Mizuho Financial Group, Inc.	367,400	573,779

Mochida Pharmaceutical Co. Ltd.	11,600	538,764

MS&AD Insurance Group Holdings, Inc.	5,700	177,177

NEC Corp.	6,100	206,016

NH Foods Ltd.	3,000	120,904

Nihon M&A Center, Inc.	11,600	331,016

Nikon Corp.	27,400	382,115

Nippon Express Co. Ltd.	800	43,995

Nippon Kayaku Co. Ltd.	23,800	279,685

Nippon Paper Industries Co. Ltd.	20,500	406,260

Nippon Shokubai Co. Ltd.	6,000	417,402

Nippon Telegraph & Telephone Corp.	9,700	403,602

Nipro Corp.	22,500	279,494

Nissan Motor Co. Ltd.	52,100	418,261

Nissin Foods Holdings Co. Ltd.	4,600	304,435

Nomura Real Estate Holdings, Inc.	22,300	474,215

Nomura Research Institute Ltd.	9,100	445,435

NTT Data Corp.	34,500	402,305

NTT DOCOMO, Inc.	24,800	538,547

Oji Holdings Corp.	58,200	349,227

Oriental Land Co. Ltd.	2,500	276,522

Osaka Gas Co. Ltd.	20,200	373,678

Otsuka Corp.	14,000	550,662

Resona Holdings, Inc.	96,400	409,230

Ryohin Keikaku Co. Ltd.	600	114,446

Sankyo Co. Ltd.	10,400	410,731

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Sawai Pharmaceutical Co. Ltd.	6,500	349,245

SBI Holdings, Inc.	13,100	280,882

SCSK Corp.	7,600	361,158

Sega Sammy Holdings, Inc.	4,400	55,732

Sekisui Chemical Co. Ltd.	30,000	481,605

Sekisui House Ltd.	35,900	578,826

Shimamura Co. Ltd.	2,600	193,867

Shimizu Corp.	18,900	161,884

Shionogi & Co. Ltd.	4,400	257,017

Showa Denko KK	10,200	348,229

Skylark Holdings Co. Ltd.	19,200	316,271

SoftBank Group Corp.	1,400	148,444

Sojitz Corp.	169,600	583,891

Sony Corp.	10,300	518,792

Square Enix Holdings Co. Ltd.	5,200	179,935

Sumitomo Chemical Co. Ltd.	55,200	275,393

Sumitomo Corp.	10,900	156,228

Sumitomo Dainippon Pharma Co. Ltd.	21,100	466,165

Sumitomo Mitsui Financial Group, Inc.	11,000	399,809

Sumitomo Mitsui Trust Holdings, Inc.	9,700	338,444

Sumitomo Osaka Cement Co. Ltd.	9,400	383,049

Suzuken Co. Ltd.	9,900	570,838

Taisei Corp.	7,200	316,801

Taisho Pharmaceutical Holdings Co. Ltd.	3,500	323,751

Takashimaya Co. Ltd.	4,000	44,977

Takeda Pharmaceutical Co. Ltd.	4,200	154,987

Teijin Ltd.	21,800	375,006

Terumo Corp.	20,200	609,609

Tohoku Electric Power Co., Inc.	23,500	269,013

Tokio Marine Holdings, Inc.	3,500	177,329

Tokyo Broadcasting System Holdings, Inc.	20,500	389,945

Tokyo Electric Power Co. Holdings, Inc.*	97,300	549,587

Tokyo Gas Co. Ltd.	15,100	384,177

Tokyo Tatemono Co. Ltd.	15,100	170,443

Tokyu Corp.	11,400	186,112

Tokyu Fudosan Holdings Corp.	6,100	34,415

Toppan Printing Co. Ltd.	23,300	378,184

Toyo Suisan Kaisha Ltd.	12,000	458,212

Toyota Industries Corp.	8,900	504,485

Toyota Motor Corp.	10,300	637,678

Trend Micro, Inc.	1,800	89,985

Tsumura & Co.	12,500	384,389

Ube Industries Ltd.	20,700	442,891

West Japan Railway Co.	2,200	163,623

Yamada Denki Co. Ltd.	82,400	390,611

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Yokohama Rubber Co. Ltd. (The)	17,400	327,864

		45,100,901

Macau — 0.7%

Galaxy Entertainment Group Ltd.	54,000	404,418

Sands China Ltd.	97,052	534,190

SJM Holdings Ltd.	132,000	159,614

Wynn Macau Ltd.	135,497	389,848

		1,488,070

Netherlands — 1.9%

Aegon NV	50,578	264,025

Heineken Holding NV (a)	3,737	380,441

Koninklijke Ahold Delhaize NV	20,346	490,371

Koninklijke DSM NV	4,411	504,493

Koninklijke KPN NV	160,029	491,826

Koninklijke Philips NV	11,453	491,835

NN Group NV	10,244	447,044

Royal Dutch Shell plc, Class A	6,544	208,501

Wolters Kluwer NV	9,428	658,051

		3,936,587

New Zealand — 0.3%

Contact Energy Ltd.	53,597	240,621

Spark New Zealand Ltd.	191,986	471,071

		711,692

Norway — 1.0%

Aker BP ASA	3,717	122,689

Equinor ASA	17,187	383,127

Mowi ASA	25,931	562,586

Orkla ASA	34,476	270,586

Telenor ASA	24,465	491,792

Yara International ASA	4,980	225,166

		2,055,946

Portugal — 0.4%

EDP — Energias de Portugal SA*	131,049	497,287

Galp Energia SGPS SA	23,438	392,968

		890,255

Singapore — 2.0%

CapitaLand Mall Trust, REIT	282,600	503,195

ComfortDelGro Corp. Ltd.	261,200	517,355

DBS Group Holdings Ltd.	9,600	199,636

Genting Singapore Ltd.	143,000	103,692

Golden Agri-Resources Ltd.	749,100	159,276

Keppel Corp. Ltd.	113,000	563,125

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Singapore — continued

Sembcorp Industries Ltd.	117,400	229,593

Singapore Airlines Ltd.	48,900	348,429

Singapore Press Holdings Ltd.	151,200	279,447

Singapore Telecommunications Ltd.	82,000	191,293

United Overseas Bank Ltd.	13,600	278,507

Venture Corp. Ltd.	26,700	334,849

Wilmar International Ltd.	220,900	590,771

		4,299,168

South Africa — 0.3%

Anglo American plc	23,351	605,952

South Korea — 8.4%

Celltrion Healthcare Co. Ltd.*	5,943	385,653

Celltrion, Inc.*	2,113	384,311

CJ CheilJedang Corp.	1,227	331,016

Doosan Infracore Co. Ltd.*	24,565	153,056

E-MART, Inc.	1,205	177,716

GS Engineering & Construction Corp.	11,358	395,182

GS Holdings Corp.	7,279	324,387

Hankook Tire Co. Ltd.	9,619	327,317

Hanmi Pharm Co. Ltd.	203	75,646

Hanmi Science Co. Ltd.	3,436	221,601

Hanon Systems	19,059	204,939

Hanwha Aerospace Co. Ltd.*	8,378	221,770

Hanwha Chemical Corp.	17,505	309,359

Helixmith Co. Ltd.*	578	128,922

Hotel Shilla Co. Ltd.	182	17,957

Hyosung TNC Co. Ltd.	257	36,564

Hyundai Construction Equipment Co. Ltd.	1,120	47,052

Hyundai Engineering & Construction Co. Ltd.	11,620	522,823

Hyundai Mobis Co. Ltd.	2,566	511,854

Hyundai Motor Co.	4,316	512,312

Hyundai Steel Co.	6,666	264,727

Industrial Bank of Korea	27,729	336,246

Kakao Corp.	5,836	600,891

Kia Motors Corp.	15,165	587,855

Korea Electric Power Corp.	4,801	116,225

Korea Gas Corp.	5,467	215,905

Korea Zinc Co. Ltd.	531	205,960

Korean Air Lines Co. Ltd.	13,766	390,960

KT&G Corp.	6,533	571,456

LG Corp.	5,559	347,622

LG Display Co. Ltd.	15,122	257,146

LG Electronics, Inc.	2,928	190,238

LG Household & Health Care Ltd.	398	484,974

LG Uplus Corp.	38,248	468,506

INVESTMENTS	SHARES	VALUE($)

South Korea — continued

Lotte Chemical Corp.	1,024	235,940

LOTTE Fine Chemical Co. Ltd.	3,247	133,832

NAVER Corp.	2,047	209,638

NCSoft Corp.	1,089	490,417

Netmarble Corp.* (b)	1,946	212,667

POSCO	918	200,935

Samsung Biologics Co. Ltd.* (b)	1,140	332,258

Samsung C&T Corp.	1,156	101,609

Samsung Electro-Mechanics Co. Ltd.	3,780	352,327

Samsung Electronics Co. Ltd.	16,377	643,898

Samsung Engineering Co. Ltd.*	19,909	290,837

Samsung SDS Co. Ltd.	2,040	379,346

Shinsegae, Inc.	1,125	327,825

SK Holdings Co. Ltd.	2,413	530,646

SK Hynix, Inc.	9,996	676,437

SK Innovation Co. Ltd.	3,074	480,647

SK Telecom Co. Ltd.	2,360	500,570

SKC Co. Ltd.	6,284	192,411

S-Oil Corp.	3,768	297,102

Woori Financial Group, Inc.	42,289	501,393

Yuhan Corp.	895	188,287

		17,607,170

Spain — 2.3%

Acciona SA	2,450	284,153

ACS Actividades de Construccion y Servicios SA	7,549	347,150

Aena SME SA (b)	2,709	502,974

Amadeus IT Group SA	3,708	295,515

Enagas SA	17,899	510,575

Grifols SA	15,325	425,902

Iberdrola SA	63,860	580,321

Naturgy Energy Group SA	19,873	565,750

Red Electrica Corp. SA	18,905	392,352

Repsol SA	28,604	485,372

Telefonica SA	49,252	410,631

		4,800,695

Sweden — 2.4%

Autoliv, Inc. (a)	1,532	120,247

Boliden AB*	14,070	418,722

Hexagon AB, Class B	10,180	556,156

Investor AB, Class B	9,748	464,899

Kinnevik AB, Class B	294	8,568

Lundin Petroleum AB	8,351	271,961

Securitas AB, Class B (a)	32,136	561,947

Skanska AB, Class B	22,099	384,836

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Sweden — continued

Svenska Cellulosa AB SCA, Class B	7,868	68,686

Swedish Match AB	13,272	647,137

Tele2 AB, Class B	47,160	630,036

Telia Co. AB	126,077	537,155

Trelleborg AB, Class B	18,635	308,200

		4,978,550

Switzerland — 1.9%

Alcon, Inc.*	993	57,186

Baloise Holding AG (Registered)	3,055	523,753

Barry Callebaut AG (Registered)	121	221,859

Clariant AG (Registered)*	10,868	223,603

Kuehne + Nagel International AG (Registered)	341	49,566

Logitech International SA (Registered)	6,090	238,643

Lonza Group AG (Registered)*	266	82,149

Novartis AG (Registered)	4,967	406,996

Roche Holding AG	406	107,128

Sonova Holding AG (Registered)	2,993	604,533

Straumann Holding AG (Registered)	53	42,833

Swiss Life Holding AG (Registered)*	1,269	596,593

Swiss Prime Site AG (Registered)*	2,605	209,193

Swisscom AG (Registered)	963	448,714

Vifor Pharma AG	1,547	202,021

		4,014,770

United Kingdom — 3.6%

Barratt Developments plc	23,006	180,985

Bellway plc	3,880	157,557

BP plc	69,700	506,838

BT Group plc	83,344	248,700

Bunzl plc	3,037	91,599

Burberry Group plc	7,020	185,026

Coca-Cola European Partners plc	13,200	707,388

easyJet plc	4,973	75,351

Hammerson plc, REIT	14,435	60,733

International Consolidated Airlines Group SA	34,338	242,655

Land Securities Group plc, REIT	10,254	123,580

Linde plc	3,593	647,674

Mondi plc	9,707	213,314

Pearson plc	35,372	383,181

Persimmon plc	3,787	110,629

Rentokil Initial plc	61,777	314,829

Royal Mail plc	64,201	211,837

Sage Group plc (The)	46,350	439,358

Segro plc, REIT	44,129	391,009

Smith & Nephew plc	25,874	500,209

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Tate & Lyle plc	43,356	434,548

Taylor Wimpey plc	109,672	260,011

United Utilities Group plc	32,660	354,296

Vodafone Group plc	230,533	427,610

Wm Morrison Supermarkets plc	149,072	420,178

		7,689,095

United States — 24.2%

AbbVie, Inc.	2,003	159,018

AES Corp.	19,569	335,021

AGNC Investment Corp., REIT	22,357	397,731

Air Products & Chemicals, Inc.	3,271	673,139

Alaska Air Group, Inc.	4,713	291,735

Alleghany Corp.*	868	570,172

Allstate Corp. (The)	2,015	199,606

Amdocs Ltd.	3,228	177,798

Ameren Corp.	8,740	636,010

American Electric Power Co., Inc.	5,953	509,279

American Water Works Co., Inc.	286	30,942

Annaly Capital Management, Inc., REIT	38,649	389,968

ANSYS, Inc.*	3,393	664,349

Anthem, Inc.	2,074	545,524

Ashland Global Holdings, Inc.	6,264	504,440

Assurant, Inc.	2,021	191,995

AT&T, Inc.	18,204	563,596

Avangrid, Inc.	6,643	340,188

Avery Dennison Corp.	5,623	622,185

Avnet, Inc.	8,651	420,525

Axis Capital Holdings Ltd.	6,447	366,512

Baxter International, Inc.	7,257	553,709

Becton Dickinson and Co.	1,177	283,351

Broadridge Financial Solutions, Inc.	4,798	566,788

Brown & Brown, Inc.	7,354	233,490

Carnival Corp.	7,089	388,903

Carnival plc	2,282	120,979

Celanese Corp.	5,545	598,250

CenterPoint Energy, Inc.	16,506	511,686

CenturyLink, Inc.	31,217	356,498

CF Industries Holdings, Inc.	9,494	425,141

Chevron Corp.	5,091	611,225

Church & Dwight Co., Inc.	9,146	685,493

Cigna Corp.	2,167	344,206

Cincinnati Financial Corp.	5,967	573,906

Cintas Corp.	3,014	654,460

Cisco Systems, Inc.	5,959	333,406

CMS Energy Corp.	9,143	507,894

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United States — continued

CNA Financial Corp.	6,022	278,999

Commerce Bancshares, Inc.	9,581	578,980

ConocoPhillips	6,073	383,328

Consolidated Edison, Inc.	3,422	294,840

Constellation Brands, Inc., Class A	2,917	617,441

Covetrus, Inc.* (a)	436	14,331

CSX Corp.	2,982	237,457

Darden Restaurants, Inc.	5,478	644,213

DTE Energy Co.	5,040	633,578

Eastman Chemical Co.	5,836	460,344

Everest Re Group Ltd.	1,279	301,205

Eversource Energy	8,863	635,123

Exelon Corp.	4,706	239,771

Fidelity National Information Services, Inc.	5,611	650,483

Foot Locker, Inc.	9,478	542,236

Garmin Ltd.	7,412	635,505

Gentex Corp.	20,630	475,109

Genuine Parts Co.	3,971	407,186

Harris Corp.	3,775	636,087

Hasbro, Inc.	6,041	615,336

HCP, Inc., REIT	7,941	236,483

Henry Schein, Inc.*	1,089	69,761

HollyFrontier Corp.	8,362	399,118

Hormel Foods Corp. (a)	13,453	537,313

IAC/InterActiveCorp*	2,433	547,036

Ingredion, Inc.	3,335	315,991

Intel Corp.	11,752	599,822

International Paper Co.	7,252	339,466

Interpublic Group of Cos., Inc. (The)	9,751	224,273

Intuit, Inc.	823	206,622

IQVIA Holdings, Inc.*	4,443	617,133

JM Smucker Co. (The)	4,233	519,093

Johnson & Johnson	4,122	582,026

Kinder Morgan, Inc.	21,490	427,006

Kohl’s Corp.	2,391	170,000

L3 Technologies, Inc.	2,941	642,844

Laboratory Corp. of America Holdings*	3,608	576,991

Lam Research Corp.	2,942	610,259

Leggett & Platt, Inc.	6,046	237,971

LyondellBasell Industries NV, Class A	2,035	179,548

ManpowerGroup, Inc.	1,924	184,781

Marathon Petroleum Corp.	2,233	135,923

McCormick & Co., Inc. (Non-Voting)	4,035	621,269

MDU Resources Group, Inc.	16,678	436,130

Merck & Co., Inc.	4,189	329,716

INVESTMENTS	SHARES	VALUE($)

United States — continued

Molson Coors Brewing Co., Class B	5,851	375,576

NextEra Energy, Inc.	1,061	206,301

NVR, Inc.*	194	611,581

Old Republic International Corp.	21,062	470,946

Pfizer, Inc.	13,123	532,925

Phillips 66	3,004	283,187

Pinnacle West Capital Corp.	6,642	632,783

Procter & Gamble Co. (The)	4,425	471,174

Public Service Enterprise Group, Inc.	4,280	255,302

PulteGroup, Inc.	16,588	521,858

Quest Diagnostics, Inc.	4,302	414,627

Raytheon Co.	3,106	551,595

Republic Services, Inc.	7,832	648,646

Southwest Airlines Co.	10,349	561,226

Starbucks Corp.	8,856	687,934

TJX Cos., Inc. (The)	4,049	222,209

T-Mobile US, Inc.*	2,278	166,271

Toll Brothers, Inc.	8,102	308,686

Torchmark Corp.	7,012	614,672

Tyson Foods, Inc., Class A	825	61,883

United Continental Holdings, Inc.*	758	67,356

UnitedHealth Group, Inc.	1,979	461,246

Universal Health Services, Inc., Class B	4,188	531,332

Valero Energy Corp.	3,923	355,659

Verizon Communications, Inc.	10,052	574,874

VMware, Inc., Class A	3,382	690,368

Walmart, Inc.	6,171	634,626

Walt Disney Co. (The)	3,975	544,456

Waters Corp.*	2,570	548,798

Westlake Chemical Corp.	5,577	388,996

WR Berkley Corp.	11,161	684,169

Xcel Energy, Inc.	11,349	641,219

Xylem, Inc.	8,238	687,050

Zimmer Biomet Holdings, Inc.	2,041	251,370

		51,028,146

Total Common Stocks (Cost $198,961,006)		209,747,624

Short-Term Investments — 0.0% (c)

Investment Companies — 0.0% (c)

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (d) (e) (Cost $52,770)	52,770	52,770

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Investment Of Cash Collateral From Securities Loaned — 1.6%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	1,999,800	2,000,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e)	1,438,708	1,438,708

Total Investment Of Cash Collateral From Securities Loaned (Cost $3,438,708)		3,438,708

Total Investments — 101.1% (Cost $202,452,484)		213,239,102

Liabilities in Excess of Other Assets — (1.1)%		(2,324,841)

NET ASSETS — 100.0%		210,914,261

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	6.3%

Electric Utilities	5.4

Chemicals	5.2

Diversified Telecommunication Services	4.3

Insurance	4.3

Pharmaceuticals	3.6

Food Products	3.4

Health Care Providers & Services	2.9

Household Durables	2.6

Hotels, Restaurants & Leisure	2.6

Metals & Mining	2.6

Banks	2.5

IT Services	2.5

Health Care Equipment & Supplies	2.2

Food & Staples Retailing	2.2

Equity Real Estate Investment Trusts (REITs)	2.1

Semiconductors & Semiconductor Equipment	2.1

Airlines	1.9

Software	1.9

Construction & Engineering	1.8

Multi-Utilities	1.8

Beverages	1.7

Wireless Telecommunication Services	1.7

Investment of cash collateral from securities loaned	1.6

Auto Components	1.6

INDUSTRY	PERCENTAGE

Road & Rail	1.6%

Trading Companies & Distributors	1.5

Industrial Conglomerates	1.5

Automobiles	1.5

Commercial Services & Supplies	1.4

Gas Utilities	1.4

Technology Hardware, Storage & Peripherals	1.4

Aerospace & Defense	1.2

Real Estate Management & Development	1.2

Specialty Retail	1.2

Entertainment	1.1

Electronic Equipment, Instruments & Components	1.1

Media	1.0

Transportation Infrastructure	1.0

Others (each less than 1.0%)	11.1

Short-Term Investments	0.0	(f)

Abbreviations

ADR	— American Depositary Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital
SGPS	— Holding company

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $3,277,393.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Amount rounds to less than 0.1% of net assets.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of April 30, 2019.
(f)	— Amount rounds to less than 0.1%.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	7	06/2019	USD	670,565	32,081
S&P 500 E-Mini Index	1	06/2019	USD	147,475	10,610

					42,691

Abbreviations

EAFE	— Europe, Australasia, and Far East
MSCI	— Morgan Stanley Capital International
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%

Australia — 10.1%

AGL Energy Ltd.	455,451	7,145,273

Alumina Ltd.	3,199,528	5,062,872

Ansell Ltd.	324,302	6,174,148

APA Group	665,642	4,518,493

Atlas Arteria Ltd.	263,608	1,301,715

BHP Group plc	238,850	5,637,953

Brambles Ltd.	269,399	2,289,270

Caltex Australia Ltd.	87,528	1,678,374

CIMIC Group Ltd.	32,179	1,147,944

Coca-Cola Amatil Ltd.	445,823	2,765,482

Cochlear Ltd.	46,033	6,084,872

Coles Group Ltd.*	117,427	1,044,067

Computershare Ltd.	266,925	3,357,983

Crown Resorts Ltd.	165,837	1,554,557

CSL Ltd.	43,700	6,129,439

CSR Ltd.	717,951	1,803,565

Dexus, REIT	803,645	7,095,168

Downer EDI Ltd.	761,762	4,159,135

GPT Group (The), REIT	1,641,117	6,638,409

Harvey Norman Holdings Ltd. (a)	883,379	2,597,249

Healthscope Ltd.	3,006,476	5,194,392

Incitec Pivot Ltd.	359,902	855,273

Macquarie Group Ltd.	38,058	3,616,808

Metcash Ltd.	810,007	1,638,999

Mirvac Group, REIT	1,509,669	3,022,190

Oil Search Ltd.	788,959	4,320,679

Origin Energy Ltd.	879,051	4,568,047

Orora Ltd.	382,493	817,319

Qantas Airways Ltd.	1,253,755	4,959,507

Ramsay Health Care Ltd.	60,302	2,777,024

Rio Tinto Ltd.	94,355	6,359,750

Rio Tinto plc	103,830	6,057,345

Santos Ltd.	1,256,439	6,358,350

Sonic Healthcare Ltd.	378,038	6,836,388

Tabcorp Holdings Ltd.	1,790,828	6,047,068

Telstra Corp. Ltd.	1,937,986	4,615,980

TPG Telecom Ltd.	531,984	2,527,825

Vicinity Centres, REIT	2,927,602	5,250,173

Vocus Group Ltd.*	909,805	2,506,332

Wesfarmers Ltd.	216,625	5,498,438

Whitehaven Coal Ltd.	1,678,236	4,977,370

Woodside Petroleum Ltd.	256,880	6,403,948

WorleyParsons Ltd.	81,125	817,477

		174,212,650

INVESTMENTS	SHARES	VALUE($)

Austria — 0.3%

OMV AG	58,530	3,139,497

voestalpine AG	54,523	1,754,225

		4,893,722

Belgium — 0.7%

Colruyt SA	96,205	6,944,950

Groupe Bruxelles Lambert SA	26,898	2,575,758

Proximus SADP	108,629	3,042,383

		12,563,091

Cambodia — 0.1%

NagaCorp Ltd.	956,000	1,227,648

Chile — 0.4%

Antofagasta plc	525,447	6,246,390

China — 0.8%

China Mengniu Dairy Co. Ltd.*	403,000	1,488,842

FIH Mobile Ltd.* (a)	2,540,000	379,659

Nexteer Automotive Group Ltd. (a)	1,084,760	1,700,953

Semiconductor Manufacturing International Corp.*	697,300	746,606

Tingyi Cayman Islands Holding Corp.	808,000	1,330,557

Uni-President China Holdings Ltd.	1,827,000	1,673,055

Want Want China Holdings Ltd.	2,968,000	2,356,395

Xinyi Solar Holdings Ltd.	7,850,400	4,476,661

		14,152,728

Denmark — 0.7%

Chr Hansen Holding A/S	67,409	6,887,926

Demant A/S* (a)	112,806	3,564,263

DSV A/S	7,950	736,709

H Lundbeck A/S (a)	28,831	1,215,471

ISS A/S (a)	12,624	393,132

		12,797,501

Finland — 1.9%

Elisa OYJ	135,829	5,763,242

Fortum OYJ	257,639	5,464,654

Kesko OYJ, Class B	98,960	5,145,907

Neste OYJ	214,224	7,080,675

Nokian Renkaat OYJ	48,032	1,610,022

Orion OYJ, Class B	21,402	713,639

UPM-Kymmene OYJ	227,647	6,427,571

		32,205,710

France — 5.9%

Air Liquide SA	31,287	4,162,166

Arkema SA	40,235	4,131,190

Atos SE (a)	27,604	2,846,268

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Bouygues SA (a)	23,142	871,120

Capgemini SE	55,721	6,761,983

Casino Guichard Perrachon SA (a)	33,379	1,366,483

Cie Plastic Omnium SA	19,264	583,649

Covivio, REIT	15,065	1,630,551

Dassault Aviation SA	796	1,204,378

Dassault Systemes SE	44,211	7,001,382

Eiffage SA	58,201	6,076,834

Electricite de France SA	238,809	3,448,865

Eutelsat Communications SA	53,942	974,884

Faurecia SA	44,982	2,288,751

Gecina SA, REIT	18,056	2,697,816

Ipsen SA	9,095	1,062,204

Lagardere SCA	174,112	4,742,085

Orange SA	326,164	5,097,471

Pernod Ricard SA	32,618	5,687,503

Peugeot SA (a)	269,894	7,076,317

Safran SA	34,033	4,960,688

SCOR SE (a)	117,526	4,797,950

Sodexo SA	7,886	904,395

Thales SA	33,083	3,952,672

TOTAL SA	102,306	5,687,267

Vinci SA	50,110	5,060,922

Vivendi SA	207,958	6,036,155

		101,111,949

Germany — 3.3%

Axel Springer SE	60,443	3,423,465

Beiersdorf AG	4,299	470,400

Deutsche Lufthansa AG (Registered)	58,329	1,411,196

Deutsche Telekom AG (Registered)	312,828	5,241,403

Evonik Industries AG	153,703	4,588,442

Fraport AG Frankfurt Airport Services Worldwide	68,189	5,676,398

Fresenius Medical Care AG & Co. KGaA	70,768	5,964,571

Hannover Rueck SE	46,079	6,958,376

Hella GmbH & Co. KGaA	15,099	823,637

Infineon Technologies AG	268,668	6,368,932

Merck KGaA	14,854	1,583,295

SAP SE	53,869	6,944,158

Telefonica Deutschland Holding AG	1,306,267	4,242,955

Uniper SE	116,558	3,536,767

		57,233,995

Hong Kong — 6.0%

ASM Pacific Technology Ltd.	421,400	4,887,831

Cathay Pacific Airways Ltd.	1,350,000	2,273,423

INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued

CK Hutchison Holdings Ltd.	623,042	6,550,613

CK Infrastructure Holdings Ltd.	736,500	5,972,665

CLP Holdings Ltd.	580,500	6,588,482

First Pacific Co. Ltd.	1,234,000	511,790

Hong Kong & China Gas Co. Ltd.	2,968,367	7,086,260

Hutchison Port Holdings Trust	5,585,300	1,312,037

Jardine Matheson Holdings Ltd.	51,000	3,357,334

Jardine Strategic Holdings Ltd.	83,900	3,173,866

Link REIT, REIT	608,000	7,103,845

Melco International Development Ltd.	308,000	756,851

MTR Corp. Ltd.	1,196,500	7,128,069

New World Development Co. Ltd.	1,534,000	2,541,394

PCCW Ltd.	9,946,000	5,997,236

Power Assets Holdings Ltd.	925,000	6,452,035

Swire Pacific Ltd., Class A	576,500	7,300,489

Swire Properties Ltd.	245,200	997,796

Techtronic Industries Co. Ltd.	958,000	6,932,567

WH Group Ltd. (b)	3,504,000	4,145,982

Wheelock & Co. Ltd.	310,000	2,209,189

Xinyi Glass Holdings Ltd.	5,178,000	5,922,223

Yue Yuen Industrial Holdings Ltd.	1,591,500	5,140,513

		104,342,490

Italy — 1.3%

Davide Campari-Milano SpA	719,832	7,261,654

Eni SpA	236,536	4,030,843

Italgas SpA	425,937	2,660,616

Recordati SpA	55,487	2,242,103

Terna Rete Elettrica Nazionale SpA	1,001,529	6,008,333

		22,203,549

Japan — 23.6%

Advantest Corp.	171,300	4,857,849

Alfresa Holdings Corp.	213,200	5,949,117

ANA Holdings, Inc.	153,700	5,378,999

Aozora Bank Ltd.	146,500	3,579,513

Asahi Kasei Corp.	169,500	1,746,930

Astellas Pharma, Inc.	68,500	927,755

Bandai Namco Holdings, Inc.	61,300	2,938,775

Brother Industries Ltd.	93,300	1,842,205

Canon Marketing Japan, Inc.	159,000	3,449,969

Canon, Inc.	171,400	4,756,020

Capcom Co. Ltd.	337,900	7,624,270

Central Japan Railway Co.	30,700	6,601,710

Chubu Electric Power Co., Inc.	437,300	6,359,014

Chugoku Electric Power Co., Inc. (The)	460,100	5,493,415

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

COMSYS Holdings Corp.	256,400	6,745,724

Cosmo Energy Holdings Co. Ltd.	228,600	4,720,738

Dai Nippon Printing Co. Ltd.	79,400	1,884,801

Daicel Corp.	145,400	1,631,192

Daiwa Securities Group, Inc.	643,900	2,997,248

Denka Co. Ltd.	62,700	1,893,249

DIC Corp.	142,300	4,179,852

Electric Power Development Co. Ltd.	198,000	4,602,596

FamilyMart UNY Holdings Co. Ltd.	72,100	1,922,660

Fuji Media Holdings, Inc.	100,300	1,349,807

FUJIFILM Holdings Corp.	131,000	6,119,836

Fujikura Ltd.	109,400	451,400

Gunma Bank Ltd. (The)	428,600	1,699,679

Hachijuni Bank Ltd. (The)	296,000	1,191,442

Hankyu Hanshin Holdings, Inc.	168,900	6,314,673

Hikari Tsushin, Inc.	35,400	6,563,473

Hitachi Capital Corp.	24,700	575,161

Hitachi High-Technologies Corp.	64,000	2,852,607

Hokuriku Electric Power Co.	98,700	733,931

Idemitsu Kosan Co. Ltd.	303,837	9,872,276

Iida Group Holdings Co. Ltd.	68,500	1,160,764

Inpex Corp.	55,400	538,976

Itochu Techno-Solutions Corp.	292,200	7,180,836

Japan Airlines Co. Ltd.	188,400	6,144,365

Japan Petroleum Exploration Co. Ltd.	122,000	2,648,509

Japan Post Holdings Co. Ltd., ADR	477,400	5,346,714

JXTG Holdings, Inc.	1,469,300	7,148,428

Kajima Corp.	41,200	611,494

Kaneka Corp.	118,700	4,583,559

Kansai Electric Power Co., Inc. (The)	248,700	3,008,838

KDDI Corp.	274,300	6,321,942

Keisei Electric Railway Co. Ltd.	44,700	1,567,883

Kirin Holdings Co. Ltd.	114,000	2,593,325

K’s Holdings Corp.	428,400	3,821,355

Kuraray Co. Ltd.	152,200	2,044,922

Kyushu Electric Power Co., Inc.	135,100	1,308,336

Lintec Corp.	121,800	2,630,493

Marubeni Corp.	887,000	6,355,880

Matsui Securities Co. Ltd.	304,400	2,715,355

Mebuki Financial Group, Inc.	364,700	929,836

Medipal Holdings Corp.	225,500	5,070,668

Mitsubishi Corp.	53,600	1,476,557

Mitsubishi Gas Chemical Co., Inc.	262,000	3,933,364

Mitsubishi Tanabe Pharma Corp.	181,500	2,284,560

Mitsubishi UFJ Lease & Finance Co. Ltd.	274,400	1,399,146

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Mitsui & Co. Ltd.	199,900	3,233,302

Mochida Pharmaceutical Co. Ltd.	150,900	7,008,571

Nagoya Railroad Co. Ltd.	30,200	818,571

Nifco, Inc.	48,400	1,366,286

Nikon Corp.	217,500	3,033,210

Nippo Corp.	219,400	4,460,661

Nippon Express Co. Ltd.	29,500	1,622,308

Nippon Paper Industries Co. Ltd.	235,500	4,667,031

Nippon Shokubai Co. Ltd.	56,800	3,951,407

Nippon Telegraph & Telephone Corp.	131,900	5,488,152

Nipro Corp.	162,200	2,014,844

Nissan Motor Co. Ltd.	129,300	1,038,026

Nisshin Seifun Group, Inc.	314,700	7,338,115

Nissin Foods Holdings Co. Ltd.	79,700	5,274,667

Nomura Real Estate Holdings, Inc.	113,300	2,409,354

Nomura Research Institute Ltd.	57,400	2,809,668

NTT DOCOMO, Inc.	278,600	6,049,962

Oracle Corp.	28,700	1,967,894

Osaka Gas Co. Ltd.	331,500	6,132,395

Resona Holdings, Inc.	1,059,100	4,496,008

Sankyo Co. Ltd.	84,500	3,337,188

Sawai Pharmaceutical Co. Ltd.	41,900	2,251,287

SBI Holdings, Inc.	137,600	2,950,336

SCSK Corp.	52,700	2,504,344

Sekisui Chemical Co. Ltd.	228,800	3,673,041

Sekisui House Ltd.	398,500	6,425,128

Shimachu Co. Ltd.	147,700	3,571,548

Shionogi & Co. Ltd.	14,000	817,782

SKY Perfect JSAT Holdings, Inc.	288,400	1,153,847

Skylark Holdings Co. Ltd.	200,500	3,302,724

SoftBank Group Corp.	56,400	5,980,170

Sojitz Corp.	1,870,200	6,438,633

Sony Corp.	59,200	2,981,792

Sumitomo Dainippon Pharma Co. Ltd.	103,200	2,280,008

Sumitomo Mitsui Financial Group, Inc.	103,300	3,754,566

Sumitomo Osaka Cement Co. Ltd.	119,800	4,881,842

Suzuken Co. Ltd.	109,300	6,302,281

Taisei Corp.	131,700	5,794,813

Taisho Pharmaceutical Holdings Co. Ltd.	36,500	3,376,257

Teijin Ltd.	165,300	2,843,511

TIS, Inc.	50,900	2,322,355

Tobu Railway Co. Ltd.	77,300	2,188,845

Toho Co. Ltd.	3,600	151,180

Toho Gas Co. Ltd.	37,700	1,554,362

Tohoku Electric Power Co., Inc.	390,500	4,470,199

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Tokuyama Corp.	91,000	2,260,899

Tokyo Century Corp.	16,600	767,751

Tokyo Electric Power Co. Holdings, Inc.*	315,300	1,780,934

Toyo Suisan Kaisha Ltd.	120,100	4,585,941

Toyota Industries Corp.	118,200	6,700,021

Tsumura & Co.	150,400	4,624,965

Ube Industries Ltd.	195,200	4,176,442

Yamada Denki Co. Ltd.	421,200	1,996,669

Yamaguchi Financial Group, Inc.	306,300	2,266,225

Yokohama Rubber Co. Ltd. (The)	234,900	4,426,165

Zeon Corp.	157,800	1,549,987

		408,258,461

Jordan — 0.4%

Hikma Pharmaceuticals plc	290,930	6,713,491

Luxembourg — 0.2%

RTL Group SA	52,300	2,947,008

Macau — 0.2%

Sands China Ltd.	697,912	3,841,420

Netherlands — 3.2%

Aegon NV	885,915	4,624,608

Akzo Nobel NV	54,995	4,672,679

ASR Nederland NV	54,283	2,415,270

Heineken Holding NV (a)	69,455	7,070,793

Koninklijke Ahold Delhaize NV	199,075	4,798,025

Koninklijke DSM NV	14,901	1,704,251

Koninklijke KPN NV	1,282,971	3,943,026

Koninklijke Philips NV	111,128	4,772,250

NN Group NV	145,359	6,343,411

Royal Dutch Shell plc, Class A	218,842	6,972,617

Wolters Kluwer NV	104,093	7,265,430

		54,582,360

New Zealand — 0.7%

Fisher & Paykel Healthcare Corp. Ltd.	232,660	2,461,276

Spark New Zealand Ltd.	2,345,270	5,754,531

Xero Ltd.*	114,377	4,399,232

		12,615,039

Norway — 1.5%

Aker BP ASA	83,341	2,750,875

Equinor ASA	212,234	4,731,044

Mowi ASA	282,850	6,136,572

Norsk Hydro ASA	478,515	2,061,005

Orkla ASA	361,540	2,837,562

Salmar ASA	21,370	972,010

INVESTMENTS	SHARES	VALUE($)

Norway — continued

Telenor ASA (a)	341,648	6,867,762

		26,356,830

Portugal — 0.6%

EDP — Energias de Portugal SA*	1,455,712	5,523,940

Galp Energia SGPS SA	331,457	5,557,296

		11,081,236

Russia — 0.3%

Evraz plc	683,919	5,616,041

Singapore — 2.5%

Ascendas, REIT	1,190,100	2,628,900

CapitaLand Commercial Trust, REIT	773,300	1,104,812

CapitaLand Mall Trust, REIT	3,290,900	5,859,743

ComfortDelGro Corp. Ltd.	1,573,800	3,117,201

Golden Agri-Resources Ltd.	11,682,800	2,484,027

Keppel Corp. Ltd.	1,287,000	6,413,647

Sembcorp Industries Ltd.	1,087,000	2,125,786

Singapore Press Holdings Ltd.	1,692,400	3,127,889

Singapore Telecommunications Ltd.	1,414,400	3,299,574

StarHub Ltd.	210,400	239,936

Suntec, REIT	1,303,800	1,773,426

Venture Corp. Ltd.	405,700	5,087,951

Wilmar International Ltd.	2,444,300	6,536,992

		43,799,884

South Africa — 0.4%

Anglo American plc	232,438	6,031,700

South Korea — 8.5%

Celltrion Healthcare Co. Ltd.*	546	35,398

Celltrion, Inc.*	5,613	1,020,823

CJ CheilJedang Corp.	5,440	1,467,585

Daelim Industrial Co. Ltd.	41,275	3,424,784

E-MART, Inc.	3,697	545,241

GS Engineering & Construction Corp.	114,585	3,986,787

GS Holdings Corp.	100,759	4,490,308

Hankook Tire Co. Ltd.	19,251	655,076

Hanwha Chemical Corp.	200,148	3,537,131

Hanwha Corp.	54,508	1,382,991

Hyosung TNC Co. Ltd.	317	45,100

Hyundai Department Store Co. Ltd.	33,409	2,905,172

Hyundai Engineering & Construction Co. Ltd.	23,916	1,076,061

Hyundai Mipo Dockyard Co. Ltd.	25,100	1,210,654

Hyundai Mobis Co. Ltd.	3,297	657,670

Hyundai Steel Co.	78,760	3,127,797

Industrial Bank of Korea	344,504	4,177,512

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

South Korea — continued

Kakao Corp.	57,854	5,956,811

Kangwon Land, Inc.	121,350	3,535,022

KCC Corp.	4,752	1,444,199

Korea Electric Power Corp.	79,913	1,934,577

Korea Gas Corp.	109,460	4,322,839

Korea Zinc Co. Ltd.	4,783	1,855,191

Korean Air Lines Co. Ltd.	88,011	2,499,549

KT&G Corp.	62,775	5,491,070

LG Corp.	89,127	5,573,393

LG Display Co. Ltd.	268,845	4,571,649

LG Uplus Corp.	420,055	5,145,326

NAVER Corp.	25,447	2,606,092

NCSoft Corp.	14,475	6,518,626

Orion Corp.	10,495	870,641

POSCO	23,836	5,217,311

Samsung Biologics Co. Ltd.*(b)	7,802	2,273,924

Samsung Electronics Co. Ltd.	171,419	6,739,720

Samsung SDS Co. Ltd.	23,809	4,427,373

Shinsegae, Inc.	8,582	2,500,795

SK Holdings Co. Ltd.	26,330	5,790,264

SK Hynix, Inc.	98,683	6,677,956

SK Innovation Co. Ltd.	37,715	5,897,076

SK Networks Co. Ltd.	161,270	809,228

SK Telecom Co. Ltd.	25,523	5,413,578

SKC Co. Ltd.	97,722	2,992,161

S-Oil Corp.	16,449	1,296,983

Woori Financial Group, Inc.	371,923	4,409,651

Yuhan Corp.	25,666	5,399,532

		145,916,627

Spain — 2.1%

Acciona SA	19,652	2,279,255

Acerinox SA	218,322	2,273,922

Amadeus IT Group SA	45,603	3,634,407

Corp. Financiera Alba SA	11,399	586,837

Enagas SA	202,212	5,768,165

Endesa SA	272,541	6,799,454

Ferrovial SA	51,393	1,267,332

Naturgy Energy Group SA	248,974	7,087,865

Repsol SA	337,628	5,729,106

		35,426,343

Sweden — 3.4%

Boliden AB*	250,949	7,468,225

Castellum AB	75,054	1,349,429

Hexagon AB, Class B	120,775	6,598,208

INVESTMENTS	SHARES	VALUE($)

Sweden — continued

ICA Gruppen AB	112,292	4,061,461

Investor AB, Class B	145,095	6,919,829

Securitas AB, Class B (a)	365,686	6,394,581

Skanska AB, Class B	231,430	4,030,164

Svenska Cellulosa AB SCA, Class B	105,771	923,365

Swedish Match AB	127,357	6,209,877

Tele2 AB, Class B	427,592	5,712,434

Telia Co. AB	1,264,882	5,389,066

Trelleborg AB, Class B	203,139	3,359,673

		58,416,312

Switzerland — 2.4%

Alcon, Inc.*	12,128	698,436

Baloise Holding AG (Registered)	29,420	5,043,803

Coca-Cola HBC AG*	115,898	4,150,920

EMS-Chemie Holding AG (Registered)	715	432,996

Flughafen Zurich AG (Registered) (a)	4,577	754,511

Kuehne + Nagel International AG (Registered) (a)	8,711	1,266,185

Lonza Group AG (Registered)*	15,964	4,930,151

Mediclinic International plc	439,790	1,970,524

Novartis AG (Registered)	60,836	4,984,908

Roche Holding AG	15,883	4,190,942

Sonova Holding AG (Registered)	36,311	7,334,177

Swisscom AG (Registered) (a)	12,362	5,760,126

Vifor Pharma AG	4,350	568,063

		42,085,742

United Arab Emirates — 0.0% (c)

NMC Health plc	20,111	742,657

United Kingdom — 17.3%

3i Group plc	124,715	1,745,065

Admiral Group plc	206,248	5,940,827

Ashtead Group plc	161,641	4,488,324

AstraZeneca plc	84,196	6,272,586

Auto Trader Group plc (b)	444,295	3,284,389

Babcock International Group plc	605,530	4,156,752

Barratt Developments plc	856,904	6,741,128

Bellway plc	126,743	5,146,710

Berkeley Group Holdings plc	130,556	6,404,638

BP plc	785,360	5,710,905

British Land Co. plc (The), REIT	799,603	6,203,859

BT Group plc	1,783,368	5,321,597

Bunzl plc	133,618	4,030,064

Burberry Group plc	219,063	5,773,846

Centrica plc	3,767,177	5,237,010

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

ConvaTec Group plc (b)	1,332,605	2,413,605

Croda International plc	87,076	5,898,457

Derwent London plc, REIT	95,071	3,934,789

Diageo plc	177,340	7,476,249

Direct Line Insurance Group plc	1,164,291	5,010,002

easyJet plc	222,688	3,374,153

Experian plc	263,119	7,659,108

GlaxoSmithKline plc	345,099	7,089,446

Halma plc	328,329	7,725,475

Hammerson plc, REIT	867,294	3,649,019

HSBC Holdings plc	301,920	2,630,618

IMI plc	174,301	2,393,777

Imperial Brands plc	46,211	1,470,350

Inchcape plc	257,015	2,063,423

Informa plc	398,654	4,053,529

InterContinental Hotels Group plc	84,466	5,470,872

International Consolidated Airlines Group SA	400,311	2,828,861

Intertek Group plc	38,953	2,724,521

J Sainsbury plc	1,054,883	3,064,686

John Wood Group plc	439,111	2,692,082

Land Securities Group plc, REIT	282,370	3,403,104

Legal & General Group plc	1,638,288	5,957,685

Meggitt plc	958,572	6,821,028

Merlin Entertainments plc (b)	87,357	417,749

Micro Focus International plc	211,386	5,358,440

Mondi plc	258,206	5,674,143

National Grid plc	609,575	6,678,465

Pearson plc	610,838	6,617,141

Pennon Group plc	585,463	5,715,140

Persimmon plc	204,728	5,980,687

RELX plc	298,905	6,867,529

Rentokil Initial plc	1,451,974	7,399,569

Rolls-Royce Holdings plc*	74,345	890,321

Royal Mail plc	1,163,299	3,838,415

Sage Group plc (The)	781,674	7,409,604

Segro plc, REIT	781,823	6,927,408

Smith & Nephew plc	359,743	6,954,727

Smiths Group plc	315,052	6,272,543

SSE plc	309,312	4,628,120

Tate & Lyle plc	671,071	6,726,000

Taylor Wimpey plc	1,551,097	3,677,355

Unilever NV, CVA (a)	57,752	3,494,261

United Utilities Group plc	541,468	5,873,859

Vodafone Group plc	2,926,025	5,427,410

Whitbread plc	83,811	4,879,410

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Wm Morrison Supermarkets plc	1,780,024	5,017,215

		298,988,050

United States — 0.5%

Carnival plc	113,920	6,039,425

Ferguson plc	34,404	2,448,391

		8,487,816

Total Common Stocks (Cost $1,662,862,887)		1,715,098,440

Preferred Stocks — 0.0% (c)

United Kingdom — 0.0% (c)

Rolls-Royce Holdings plc (Preference)* (Cost $6,806)	5,278,495	6,883

Short-term Investments — 0.0% (c)

Investment Companies — 0.0% (c)

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (d) (e) (Cost $569,515)	569,515	569,515

Investment Of Cash Collateral From Securities Loaned — 2.5%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	27,997,200	28,000,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e)	15,167,119	15,167,119

Total Investment Of Cash Collateral From Securities Loaned (Cost $43,167,119)		43,167,119

Total Investments — 101.8% (Cost $1,706,606,327)		1,758,841,957

Liabilities in Excess of Other Assets — (1.8)%		(30,742,599)

NET ASSETS — 100.0%		1,728,099,358

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	6.9%

Diversified Telecommunication Services	4.9

Electric Utilities	4.4

Chemicals	4.5

Equity Real Estate Investment Trusts (REITs)	3.9

Pharmaceuticals	3.7

Metals & Mining	3.7

Food Products	3.2

Insurance	3.0

Household Durables	3.0

Construction & Engineering	2.5

Investment of cash collateral from securities loaned	2.5

Health Care Equipment & Supplies	2.4

Health Care Providers & Services	2.3

Industrial Conglomerates	2.3

Hotels, Restaurants & Leisure	2.2

Beverages	2.1

IT Services	2.0

Food & Staples Retailing	2.0

Wireless Telecommunication Services	2.0

Gas Utilities	1.9

Software	1.9

Road & Rail	1.7

Trading Companies & Distributors	1.7

Banks	1.7

Airlines	1.6

Media	1.6

Semiconductors & Semiconductor Equipment	1.6

Electronic Equipment, Instruments & Components	1.5

INDUSTRY	PERCENTAGE

Auto Components	1.5%

Commercial Services & Supplies	1.5

Professional Services	1.4

Entertainment	1.2

Technology Hardware, Storage & Peripherals	1.1

Multi-Utilities	1.1

Aerospace & Defense	1.0

Paper & Forest Products	1.0

Real Estate Management & Development	1.0

Others (each less than 1.0%)	10.5

Short-Term Investments	0.0	(f)

Abbreviations

ADR	— American Depositary Receipt
CVA	— Dutch Certification
OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital
SGPS	— Holding company

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $37,115,611.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Amount rounds to less than 0.1% of net assets.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of April 30, 2019.
(f)	— Amount rounds to less than 0.1%.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	105	06/2019	USD	10,058,475	300,098

					300,098

Abbreviations

EAFE	— Europe, Australasia, and Far East
MSCI	— Morgan Stanley Capital International
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 1.5%

Boeing Co. (The)	6,032	2,278,226

Curtiss-Wright Corp.	8,598	979,656

FLIR Systems, Inc.	25,102	1,328,900

L3 Technologies, Inc.	4,905	1,072,135

Northrop Grumman Corp.	3,218	932,930

Raytheon Co.	9,413	1,671,655

Textron, Inc.	11,992	635,576

United Technologies Corp.	10,182	1,452,055

		10,351,133

Alternative Energy — 0.0% (a)

Arcosa, Inc.	3,617	112,597

Automobiles & Parts — 1.9%

Aptiv plc	19,142	1,640,470

Delphi Technologies plc	49	1,084

Ford Motor Co.	181,190	1,893,435

General Motors Co.	28,986	1,129,005

Gentex Corp.	97,626	2,248,327

Genuine Parts Co.	24,385	2,500,438

Harley-Davidson, Inc. (b)	46,365	1,726,169

Lear Corp.	9,485	1,356,355

		12,495,283

Banks — 2.7%

Bank of America Corp.	22,619	691,689

Bank of Hawaii Corp.	7,518	619,333

BB&T Corp.	37,515	1,920,768

Citizens Financial Group, Inc.	11,861	429,368

Comerica, Inc.	6,750	530,482

Cullen/Frost Bankers, Inc. (b)	3,227	328,154

Fifth Third Bancorp	64,375	1,855,287

Huntington Bancshares, Inc.	169,797	2,363,574

KeyCorp	25,597	449,227

M&T Bank Corp.	3,610	613,953

People’s United Financial, Inc.	44,272	765,463

Popular, Inc. (Puerto Rico)	13,187	761,022

Regions Financial Corp.	29,226	453,880

SunTrust Banks, Inc.	37,414	2,449,869

SVB Financial Group*	1,661	418,107

TCF Financial Corp.	48,164	1,065,869

Umpqua Holdings Corp.	34,133	592,549

US Bancorp	15,194	810,144

Wells Fargo & Co.	14,243	689,504

Zions Bancorp NA (b)	10,006	493,596

		18,301,838

INVESTMENTS	SHARES	VALUE($)

Beverages — 2.0%

Brown-Forman Corp., Class B (b)	36,169	1,927,446

Coca-Cola Co. (The)	51,797	2,541,161

Constellation Brands, Inc., Class A	11,762	2,489,662

Keurig Dr Pepper, Inc. (b)	51,366	1,493,210

Molson Coors Brewing Co., Class B	29,799	1,912,798

Monster Beverage Corp.*	7,317	436,093

PepsiCo, Inc.	21,406	2,741,038

		13,541,408

Chemicals — 5.8%

Air Products & Chemicals, Inc.	14,640	3,012,766

Ashland Global Holdings, Inc.	30,225	2,434,019

Avery Dennison Corp.	17,025	1,883,816

Cabot Corp.	13,604	617,350

Celanese Corp.	25,953	2,800,069

CF Industries Holdings, Inc.	62,907	2,816,976

Chemours Co. (The)	40,120	1,444,721

Eastman Chemical Co.	26,658	2,102,783

Ecolab, Inc.	15,705	2,890,976

Huntsman Corp.	90,300	2,008,272

Linde plc (United Kingdom)	15,312	2,760,141

LyondellBasell Industries NV, Class A	24,408	2,153,518

Mosaic Co. (The)	54,313	1,418,113

Olin Corp.	102,589	2,225,156

PPG Industries, Inc.	19,490	2,290,075

RPM International, Inc.	38,299	2,322,834

Scotts Miracle-Gro Co. (The) (b)	2,559	217,566

Versum Materials, Inc.	14,309	746,644

Westlake Chemical Corp.	29,115	2,030,771

WR Grace & Co.	20,409	1,542,512

		39,719,078

Construction & Materials — 0.2%

Sherwin-Williams Co. (The)	3,088	1,404,515

Electricity — 7.6%

AES Corp.	153,927	2,635,230

American Electric Power Co., Inc.	32,683	2,796,031

Avangrid, Inc. (b)	30,980	1,586,486

CMS Energy Corp.	48,757	2,708,452

Consolidated Edison, Inc.	25,701	2,214,398

Dominion Energy, Inc.	35,798	2,787,590

DTE Energy Co.	21,468	2,698,742

Entergy Corp.	28,419	2,753,801

Evergy, Inc.	43,906	2,538,645

Eversource Energy	37,993	2,722,578

Exelon Corp.	54,585	2,781,106

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electricity — continued

FirstEnergy Corp.	65,088	2,735,648

NextEra Energy, Inc.	14,130	2,747,437

NRG Energy, Inc.	63,635	2,619,853

Pinnacle West Capital Corp.	28,295	2,695,665

PPL Corp.	82,451	2,573,296

Public Service Enterprise Group, Inc.	45,102	2,690,334

Southern Co. (The)	35,382	1,883,030

Vistra Energy Corp.	101,861	2,775,712

Xcel Energy, Inc.	48,346	2,731,549

		51,675,583

Electronic & Electrical Equipment — 1.4%

Agilent Technologies, Inc.	16,989	1,333,636

AMETEK, Inc.	12,520	1,103,889

Amphenol Corp., Class A	15,203	1,513,611

Emerson Electric Co.	9,983	708,693

Hubbell, Inc.	6,092	777,339

Roper Technologies, Inc.	4,830	1,737,351

Waters Corp.*	10,951	2,338,476

		9,512,995

Financial Services — 3.4%

Ally Financial, Inc.	76,652	2,277,331

American Express Co.	9,230	1,082,033

Ameriprise Financial, Inc.	3,947	579,301

Bank of New York Mellon Corp. (The)	15,087	749,220

Capital One Financial Corp.	8,170	758,421

CME Group, Inc.	12,094	2,163,617

Discover Financial Services	12,696	1,034,597

E*TRADE Financial Corp.	10,228	518,150

Fidelity National Financial, Inc.	16,028	640,319

Intercontinental Exchange, Inc.	12,384	1,007,438

Invesco Ltd.	15,779	346,665

Mastercard, Inc., Class A	6,318	1,606,288

Moody’s Corp.	2,919	573,934

Morgan Stanley	8,902	429,521

Nasdaq, Inc.	5,130	472,986

Raymond James Financial, Inc.	6,088	557,478

S&P Global, Inc.	5,067	1,118,084

Santander Consumer USA Holdings, Inc.	74,371	1,587,821

SLM Corp.	59,577	605,302

Synchrony Financial	14,052	487,183

T. Rowe Price Group, Inc.	16,219	1,743,543

TD Ameritrade Holding Corp.	15,186	798,480

Visa, Inc., Class A	8,074	1,327,608

Western Union Co. (The)	37,514	729,272

		23,194,592

INVESTMENTS	SHARES	VALUE($)

Fixed Line Telecommunications — 1.0%

AT&T, Inc.	83,550	2,586,709

CenturyLink, Inc.	150,742	1,721,474

Verizon Communications, Inc.	46,594	2,664,711

		6,972,894

Food & Drug Retailers — 0.9%

AmerisourceBergen Corp.	13,800	1,031,688

Kroger Co. (The)	23,436	604,180

McKesson Corp.	6,292	750,321

Sysco Corp.	31,457	2,213,629

Walgreens Boots Alliance, Inc.	22,550	1,208,003

		5,807,821

Food Producers — 2.9%

Archer-Daniels-Midland Co.	49,702	2,216,709

Flowers Foods, Inc. (b)	45,115	980,800

General Mills, Inc.	38,576	1,985,507

Herbalife Nutrition Ltd.* (b)	28,908	1,527,788

Hershey Co. (The)	23,965	2,992,030

Hormel Foods Corp. (b)	61,170	2,443,130

JM Smucker Co. (The)	7,551	925,979

Kellogg Co. (b)	30,799	1,857,180

Lamb Weston Holdings, Inc.	3,903	273,405

McCormick & Co., Inc. (Non-Voting) (b)	17,402	2,679,386

TreeHouse Foods, Inc.*	15,856	1,062,035

Tyson Foods, Inc., Class A	16,653	1,249,141

		20,193,090

Forestry & Paper — 0.7%

Domtar Corp.	52,106	2,547,983

International Paper Co.	42,418	1,985,587

		4,533,570

Gas, Water & Multiutilities — 2.7%

Ameren Corp.	37,230	2,709,227

American Water Works Co., Inc.	26,101	2,823,867

Atmos Energy Corp.	10,980	1,123,693

CenterPoint Energy, Inc.	88,084	2,730,604

Duke Energy Corp.	29,469	2,685,215

National Fuel Gas Co. (b)	24,134	1,428,974

UGI Corp.	44,711	2,437,197

WEC Energy Group, Inc.	34,771	2,727,090

		18,665,867

General Industrials — 1.5%

3M Co.	4,521	856,775

Ball Corp.	1,393	83,496

Bemis Co., Inc.	11,273	647,296

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Industrials — continued

Danaher Corp.	13,276	1,758,273

Eaton Corp. plc	13,266	1,098,690

Fortive Corp.(b)	11,434	987,212

Honeywell International, Inc.	9,414	1,634,553

ITT, Inc.	29,696	1,798,093

Parker-Hannifin Corp.	5,056	915,540

Sonoco Products Co. (b)	12,009	757,287

		10,537,215

General Retailers — 6.0%

Amazon.com, Inc.*	941	1,812,855

Best Buy Co., Inc.	11,814	879,080

Burlington Stores, Inc.*	2,069	349,475

Costco Wholesale Corp.	8,487	2,083,813

Dick’s Sporting Goods, Inc. (b)	54,947	2,033,039

Dollar General Corp.	18,117	2,284,373

Dollar Tree, Inc.* (b)	8,887	988,945

eBay, Inc.	42,234	1,636,568

Foot Locker, Inc.	39,609	2,266,031

Gap, Inc. (The)	16,664	434,597

H&R Block, Inc. (b)	83,903	2,283,001

Home Depot, Inc. (The)	13,741	2,799,042

Kohl’s Corp.	39,276	2,792,524

Lowe’s Cos., Inc.	19,306	2,184,281

Macy’s, Inc.	61,760	1,453,830

Nordstrom, Inc. (b)	11,313	464,059

Ross Stores, Inc.	14,493	1,415,386

Target Corp.	27,002	2,090,495

Tiffany & Co.	19,389	2,090,522

TJX Cos., Inc. (The)	51,712	2,837,955

Tractor Supply Co.	26,445	2,737,057

Urban Outfitters, Inc.*	6,396	190,153

Walmart, Inc.	22,590	2,323,156

Williams-Sonoma, Inc. (b)	12,920	738,636

		41,168,873

Health Care Equipment & Services — 6.7%

Anthem, Inc.	8,823	2,320,714

Baxter International, Inc.	35,491	2,707,963

Becton Dickinson and Co.	7,113	1,712,384

Centene Corp.*	27,223	1,403,618

Cigna Corp.	15,211	2,416,115

DaVita, Inc.*	7,960	439,710

Edwards Lifesciences Corp.*	9,371	1,649,952

HCA Healthcare, Inc.	16,678	2,121,942

Hill-Rom Holdings, Inc.	25,013	2,536,818

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Services — continued

Humana, Inc.	7,221	1,844,315

IDEXX Laboratories, Inc.*	8,611	1,997,752

Intuitive Surgical, Inc.*	4,126	2,106,859

Laboratory Corp. of America Holdings*	14,516	2,321,399

Medtronic plc	26,767	2,377,177

Quest Diagnostics, Inc.	24,602	2,371,141

STERIS plc	7,852	1,028,455

Stryker Corp.	14,072	2,658,342

Thermo Fisher Scientific, Inc.	10,068	2,793,367

UnitedHealth Group, Inc.	9,283	2,163,589

Universal Health Services, Inc., Class B	18,918	2,400,127

Varian Medical Systems, Inc.*	19,742	2,688,268

Zimmer Biomet Holdings, Inc.	16,185	1,993,345

		46,053,352

Household Goods & Home Construction — 3.1%

Church & Dwight Co., Inc.	40,308	3,021,084

Clorox Co. (The) (b)	15,762	2,517,664

DR Horton, Inc.	34,628	1,534,367

Energizer Holdings, Inc.	17,875	856,034

Fortune Brands Home & Security, Inc.	12,792	675,162

Leggett & Platt, Inc.	47,078	1,852,990

Lennar Corp., Class A	32,272	1,679,112

NVR, Inc.*	876	2,761,573

Procter & Gamble Co. (The)	26,914	2,865,803

PulteGroup, Inc.	98,230	3,090,316

		20,854,105

Industrial Engineering — 1.2%

Caterpillar, Inc.	5,994	835,684

Crane Co.	1,989	169,164

Cummins, Inc.	4,932	820,142

Dover Corp.	11,062	1,084,518

IDEX Corp.	6,135	961,109

Illinois Tool Works, Inc.	6,649	1,034,784

Ingersoll-Rand plc	10,628	1,303,099

PACCAR, Inc.	9,958	713,690

Rockwell Automation, Inc.	6,468	1,168,832

Trinity Industries, Inc.	10,821	233,301

		8,324,323

Industrial Metals & Mining — 1.6%

Freeport-McMoRan, Inc.	177,117	2,180,310

Nucor Corp.	43,797	2,499,495

Reliance Steel & Aluminum Co.	29,721	2,733,143

Southern Copper Corp. (Peru) (b)	47,680	1,831,866

Steel Dynamics, Inc.	55,664	1,763,435

		11,008,249

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Transportation — 0.7%

CH Robinson Worldwide, Inc.	11,284	914,004

CSX Corp.	10,473	833,965

Kansas City Southern	3,894	479,507

Norfolk Southern Corp.	6,708	1,368,566

Union Pacific Corp.	8,985	1,590,705

		5,186,747

Leisure Goods — 1.4%

Activision Blizzard, Inc.	20,850	1,005,178

Electronic Arts, Inc.*	12,647	1,197,039

Garmin Ltd.	31,587	2,708,269

Hasbro, Inc.	27,715	2,823,050

Polaris Industries, Inc.	7,468	719,915

Take-Two Interactive Software, Inc.*	9,924	960,941

		9,414,392

Life Insurance — 1.0%

Aflac, Inc.	43,669	2,200,044

Assurant, Inc.	9,328	886,160

Lincoln National Corp.	5,765	384,641

MetLife, Inc.	9,257	427,025

Principal Financial Group, Inc.	11,582	662,027

Prudential Financial, Inc.	5,007	529,290

Torchmark Corp.	17,610	1,543,693

		6,632,880

Media — 2.3%

Cable One, Inc.	84	89,084

CBS Corp. (Non-Voting), Class B	13,759	705,424

Comcast Corp., Class A	43,163	1,878,885

DISH Network Corp., Class A*	3,665	128,715

FactSet Research Systems, Inc. (b)	10,595	2,922,843

Fox Corp., Class A*	17,473	681,272

Graham Holdings Co., Class B	84	62,448

Interpublic Group of Cos., Inc. (The)	52,837	1,215,251

John Wiley & Sons, Inc., Class A	6,877	317,580

Liberty Media Corp-Liberty SiriusXM, Class A*	8,980	358,661

Nielsen Holdings plc	3,658	93,389

Omnicom Group, Inc.	22,419	1,794,193

Sirius XM Holdings, Inc. (b)	217,486	1,263,594

Viacom, Inc., Class B	29,861	863,282

Walt Disney Co. (The)	29,885	4,093,348

		16,467,969

Mining — 0.5%

Newmont Goldcorp Corp.	50,579	1,570,984

INVESTMENTS	SHARES	VALUE($)

Mining — continued

Royal Gold, Inc. (b)	23,477	2,043,908

		3,614,892

Mobile Telecommunications — 1.1%

Sprint Corp.* (b)	255,008	1,422,944

Telephone & Data Systems, Inc.	75,199	2,397,344

T-Mobile US, Inc.*	36,732	2,681,069

United States Cellular Corp.*	16,399	788,792

		7,290,149

Nonlife Insurance — 1.9%

Allstate Corp. (The)	8,712	863,011

American Financial Group, Inc.	4,549	470,958

Aon plc	9,433	1,699,261

Chubb Ltd.	7,187	1,043,552

Cincinnati Financial Corp.	14,902	1,433,274

Hanover Insurance Group, Inc. (The)	4,989	601,723

Marsh & McLennan Cos., Inc.	13,772	1,298,562

Mercury General Corp.	552	29,687

Old Republic International Corp.	29,941	669,481

Progressive Corp. (The)	31,686	2,476,261

Reinsurance Group of America, Inc.	3,510	531,800

Travelers Cos., Inc. (The)	6,745	969,594

WR Berkley Corp.	19,365	1,187,074

		13,274,238

Oil & Gas Producers — 4.6%

Apache Corp. (b)	12,813	421,676

Cabot Oil & Gas Corp.	80,850	2,093,206

Chesapeake Energy Corp.* (b)	32,750	95,303

Chevron Corp.	16,648	1,998,759

ConocoPhillips	39,094	2,467,613

Continental Resources, Inc.* (b)	6,822	313,744

Devon Energy Corp.	61,400	1,973,396

Diamondback Energy, Inc.	4,477	476,308

Exxon Mobil Corp.	29,698	2,384,155

Hess Corp.	13,657	875,687

HollyFrontier Corp.	40,523	1,934,163

Marathon Oil Corp.	119,928	2,043,573

Marathon Petroleum Corp.	40,061	2,438,513

Murphy Oil Corp.	61,451	1,673,925

Occidental Petroleum Corp.	30,099	1,772,229

PBF Energy, Inc., Class A	64,081	2,151,840

Phillips 66	20,949	1,974,862

Targa Resources Corp. (b)	17,947	720,572

Valero Energy Corp.	18,857	1,709,576

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil & Gas Producers — continued

Whiting Petroleum Corp.*	64,759	1,773,749

		31,292,849

Oil Equipment, Services & Distribution — 1.6%

Apergy Corp.*	5,495	218,097

Helmerich & Payne, Inc. (b)	32,341	1,892,595

Kinder Morgan, Inc.	103,893	2,064,354

National Oilwell Varco, Inc.	17,134	447,883

OGE Energy Corp.	47,077	1,993,240

ONEOK, Inc.	31,878	2,165,473

Patterson-UTI Energy, Inc.	17,069	231,968

Schlumberger Ltd.	22,883	976,646

Williams Cos., Inc. (The)	30,409	861,487

		10,851,743

Personal Goods — 3.5%

Capri Holdings Ltd.*	28,436	1,253,459

Carter’s, Inc.	14,508	1,536,542

Columbia Sportswear Co.	7,056	705,388

Estee Lauder Cos., Inc. (The), Class A	16,902	2,903,933

Hanesbrands, Inc.	45,067	814,361

Kimberly-Clark Corp.	22,702	2,914,483

Lululemon Athletica, Inc.*	14,775	2,605,571

NIKE, Inc., Class B	30,942	2,717,636

Nu Skin Enterprises, Inc., Class A	18,422	937,127

PVH Corp.	9,214	1,188,514

Ralph Lauren Corp.	17,745	2,334,887

Tapestry, Inc.	50,383	1,625,860

VF Corp.	22,427	2,117,333

		23,655,094

Pharmaceuticals & Biotechnology — 4.0%

Abbott Laboratories	34,171	2,718,645

AbbVie, Inc.	14,614	1,160,205

Amgen, Inc.	11,597	2,079,574

Biogen, Inc.*	4,288	982,981

Bristol-Myers Squibb Co.	36,639	1,701,149

Eli Lilly & Co.	21,002	2,458,074

Gilead Sciences, Inc.	24,518	1,594,651

Illumina, Inc.*	4,675	1,458,600

IQVIA Holdings, Inc.*	18,934	2,629,933

Johnson & Johnson	17,771	2,509,265

Merck & Co., Inc.	24,491	1,927,687

Pfizer, Inc.	56,471	2,293,287

United Therapeutics Corp.*	9,470	971,338

Vertex Pharmaceuticals, Inc.*	661	111,696

Zoetis, Inc.	26,641	2,713,119

		27,310,204

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment & Services — 0.1%

CBRE Group, Inc., Class A*	7,164	373,030

Jones Lang LaSalle, Inc.	492	76,048

		449,078

Real Estate Investment Trusts — 4.2%

Alexandria Real Estate Equities, Inc.	6,332	901,613

American Tower Corp.	6,319	1,234,101

Annaly Capital Management, Inc.	73,966	746,317

AvalonBay Communities, Inc.	5,478	1,100,695

Boston Properties, Inc.	768	105,692

Camden Property Trust	1,336	134,468

Chimera Investment Corp. (b)	109,277	2,094,840

Crown Castle International Corp.	6,680	840,210

Digital Realty Trust, Inc.	5,160	607,384

Duke Realty Corp.	3,388	105,435

EPR Properties	11,380	897,427

Equity Residential	13,874	1,060,251

Federal Realty Investment Trust	917	122,740

HCP, Inc.	75,804	2,257,443

Host Hotels & Resorts, Inc.	27,657	532,121

Iron Mountain, Inc.	5,823	189,131

Liberty Property Trust	1,043	51,774

Medical Properties Trust, Inc.	145,494	2,540,325

MFA Financial, Inc.	52,008	390,580

New Residential Investment Corp.	160,359	2,695,635

Park Hotels & Resorts, Inc.	84,906	2,723,784

Prologis, Inc.	10,829	830,259

Rayonier, Inc.	19,968	634,783

Senior Housing Properties Trust	8,759	70,335

Simon Property Group, Inc.	4,158	722,245

Starwood Property Trust, Inc. (b)	59,020	1,360,411

STORE Capital Corp.	46,533	1,550,480

Vornado Realty Trust	2,561	177,068

Weingarten Realty Investors	8,378	242,459

WP Carey, Inc.	22,868	1,813,890

		28,733,896

Software & Computer Services — 4.9%

Adobe, Inc.*	7,039	2,036,031

Alphabet, Inc., Class A*	1,390	1,666,554

Cadence Design Systems, Inc.*	30,677	2,128,370

Citrix Systems, Inc.	21,322	2,152,669

Cognizant Technology Solutions Corp., Class A	23,283	1,698,728

Dell Technologies, Inc., Class C*	7,324	493,711

DXC Technology Co.	13,860	911,156

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software & Computer Services — continued

Facebook, Inc., Class A*	7,856	1,519,350

Hewlett Packard Enterprise Co.	17,224	272,311

IAC/InterActiveCorp*	12,452	2,799,708

International Business Machines Corp.	9,859	1,382,922

Intuit, Inc.	10,293	2,584,160

Leidos Holdings, Inc. (b)	23,110	1,698,123

Microsoft Corp.	23,538	3,074,063

Oracle Corp.	26,987	1,493,191

Red Hat, Inc.*	10,837	1,978,078

Teradata Corp.* (b)	3,881	176,469

VeriSign, Inc.*	14,900	2,942,005

VMware, Inc., Class A	8,773	1,790,832

		32,798,431

Support Services — 4.2%

Accenture plc, Class A	12,668	2,314,064

Automatic Data Processing, Inc.	7,255	1,192,650

Broadridge Financial Solutions, Inc.	17,016	2,010,100

Cintas Corp.	12,841	2,788,295

Fastenal Co.	15,575	1,098,816

Fidelity National Information Services, Inc.	16,096	1,866,009

Fiserv, Inc.*	15,988	1,394,793

Global Payments, Inc.	5,567	813,172

Paychex, Inc.	17,617	1,485,289

PayPal Holdings, Inc.*	9,364	1,055,978

Republic Services, Inc.	29,498	2,443,024

Resideo Technologies, Inc.*	1,553	35,253

Robert Half International, Inc.	30,877	1,917,153

Total System Services, Inc.	23,082	2,359,904

Verisk Analytics, Inc.	2,241	316,294

Waste Management, Inc.	23,783	2,552,867

Worldpay, Inc., Class A*	13,339	1,563,464

WW Grainger, Inc.	6,369	1,796,058

		29,003,183

Technology Hardware & Equipment — 4.7%

Analog Devices, Inc.	17,335	2,015,020

Apple, Inc.	8,528	1,711,314

Applied Materials, Inc.	20,205	890,434

Broadcom, Inc.	4,938	1,572,259

Cisco Systems, Inc.	43,324	2,423,978

Cypress Semiconductor Corp.	21,551	370,246

F5 Networks, Inc.*	8,189	1,284,854

Harris Corp. (b)	16,086	2,710,491

HP, Inc.	73,021	1,456,769

Intel Corp.	27,677	1,412,634

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

Juniper Networks, Inc.	42,901	1,191,361

KLA-Tencor Corp.	11,608	1,479,788

Lam Research Corp.	4,803	996,286

Maxim Integrated Products, Inc.	24,045	1,442,700

Micron Technology, Inc.*	22,574	949,463

Motorola Solutions, Inc.	13,975	2,025,117

NetApp, Inc.	14,390	1,048,312

ON Semiconductor Corp.*	44,067	1,016,185

Skyworks Solutions, Inc.	8,951	789,299

Teradyne, Inc.	21,462	1,051,638

Texas Instruments, Inc.	13,509	1,591,766

Western Digital Corp. (b)	8,551	437,127

Xilinx, Inc.	17,615	2,116,266

		31,983,307

Tobacco — 0.6%

Altria Group, Inc.	33,660	1,828,748

Philip Morris International, Inc.	22,641	1,959,805

		3,788,553

Travel & Leisure — 3.7%

Alaska Air Group, Inc.	2,940	181,986

Booking Holdings, Inc.*	602	1,116,704

Carnival Corp.	32,560	1,786,242

Darden Restaurants, Inc.	23,658	2,782,181

Delta Air Lines, Inc.	14,972	872,718

Dunkin’ Brands Group, Inc. (b)	16,104	1,201,842

Hilton Worldwide Holdings, Inc.	21,699	1,887,596

Las Vegas Sands Corp.	24,365	1,633,673

Marriott International, Inc., Class A	13,662	1,863,770

McDonald’s Corp.	13,848	2,735,949

Royal Caribbean Cruises Ltd.	8,510	1,029,199

Southwest Airlines Co.	4,903	265,890

Starbucks Corp.	37,750	2,932,420

United Continental Holdings, Inc.*	2,805	249,252

Wyndham Destinations, Inc.	27,703	1,206,743

Yum China Holdings, Inc. (China)	15,399	732,068

Yum! Brands, Inc.	27,444	2,864,879

		25,343,112

Total Common Stocks (Cost $606,269,219)		681,519,098

Short-Term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (c) (d) (Cost $825,121)	825,121	825,121

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Investment Of Cash Collateral From Securities Loaned — 3.6%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	15,003,600	15,005,101

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	9,654,984	9,654,984

Total Investment Of Cash Collateral From Securities Loaned (Cost $24,660,085)		24,660,085

Total Investments — 103.5% (Cost $631,754,425)		707,004,304

Liabilities in Excess of Other Assets — (3.5%)		(24,098,942)

NET ASSETS — 100.0%		682,905,362

Percentages indicated are based on net assets.

(a)	— Amount rounds to less than 0.1% of net assets.
(b)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $24,018,945.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
S&P 500 E-Mini Index	11	06/2019	USD	1,622,225	65,403

					65,403

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.9%

FLIR Systems, Inc.	5,030	266,288

Hexcel Corp.	4,987	352,631

Huntington Ingalls Industries, Inc.	845	188,080

L3 Technologies, Inc.	1,243	271,695

Spirit AeroSystems Holdings, Inc., Class A	2,337	203,085

Textron, Inc.	3,777	200,181

		1,481,960

Alternative Energy — 0.1%

Arcosa, Inc.	6,131	190,858

Automobiles & Parts — 2.2%

Adient plc	3,416	78,910

Aptiv plc	3,918	335,773

BorgWarner, Inc.	5,628	235,081

Gentex Corp.	31,913	734,956

Genuine Parts Co.	5,943	609,395

Goodyear Tire & Rubber Co. (The)	9,172	176,194

Harley-Davidson, Inc.	11,467	426,916

Lear Corp.	3,218	460,174

Valvoline, Inc.	14,652	271,062

WABCO Holdings, Inc.*	2,707	358,515

		3,686,976

Banks — 2.8%

Associated Banc-Corp.	2,502	56,770

Bank of Hawaii Corp.	1,704	140,375

BankUnited, Inc.	2,952	107,984

Citizens Financial Group, Inc.	3,369	121,958

Comerica, Inc.	1,858	146,020

Commerce Bancshares, Inc.	4,293	259,426

Cullen/Frost Bankers, Inc.	1,478	150,298

Fifth Third Bancorp	6,223	179,347

First Horizon National Corp.	6,519	98,372

First Republic Bank	1,858	196,242

FNB Corp.	7,686	93,231

Huntington Bancshares, Inc.	42,823	596,096

KeyCorp	7,342	128,852

M&T Bank Corp.	1,072	182,315

PacWest Bancorp	2,174	85,982

People’s United Financial, Inc. (a)	10,946	189,256

Popular, Inc. (Puerto Rico)	6,229	359,475

Prosperity Bancshares, Inc.	1,423	104,790

Regions Financial Corp.	9,496	147,473

SunTrust Banks, Inc.	9,483	620,947

SVB Financial Group*	676	170,163

TCF Financial Corp.	13,676	302,650

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Webster Financial Corp.	2,349	124,802

Zions Bancorp NA	2,766	136,447

		4,699,271

Beverages — 1.0%

Brown-Forman Corp., Class B	9,270	493,998

Keurig Dr Pepper, Inc.	19,402	564,016

Molson Coors Brewing Co., Class B	10,531	675,985

		1,733,999

Chemicals — 5.6%

Ashland Global Holdings, Inc.	6,465	520,627

Avery Dennison Corp.	5,325	589,211

Cabot Corp.	5,995	272,053

Celanese Corp.	6,321	681,973

CF Industries Holdings, Inc.	15,318	685,940

Chemours Co. (The)	16,942	610,081

Eastman Chemical Co.	6,126	483,219

FMC Corp.	2,507	198,203

Huntsman Corp.	26,076	579,930

International Flavors & Fragrances, Inc. (a)	1,428	196,764

Mosaic Co. (The)	18,978	495,516

NewMarket Corp.	1,151	482,937

Olin Corp.	24,997	542,185

RPM International, Inc.	11,170	677,461

Scotts Miracle-Gro Co. (The)	5,855	497,792

Versum Materials, Inc.	13,251	691,437

Westlake Chemical Corp.	6,656	464,256

WR Grace & Co.	8,323	629,052

		9,298,637

Construction & Materials — 0.6%

AO Smith Corp.	4,768	250,654

Armstrong World Industries, Inc.	1,188	102,964

Eagle Materials, Inc.	1,344	122,183

Jacobs Engineering Group, Inc.	759	59,156

Lennox International, Inc.	1,217	330,355

MDU Resources Group, Inc.	6,133	160,378

		1,025,690

Electricity — 5.8%

AES Corp.	37,522	642,377

Alliant Energy Corp.	2,436	115,052

CMS Energy Corp.	11,939	663,212

Consolidated Edison, Inc.	7,843	675,753

DTE Energy Co.	5,233	657,840

Edison International	10,617	677,046

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electricity — continued

Entergy Corp.	6,927	671,226

Evergy, Inc.	10,825	625,902

Eversource Energy	9,262	663,715

FirstEnergy Corp.	10,631	446,821

Hawaiian Electric Industries, Inc.	10,067	417,579

NRG Energy, Inc.	15,509	638,505

Pinnacle West Capital Corp.	6,897	657,077

PPL Corp.	20,099	627,290

Public Service Enterprise Group, Inc.	10,996	655,911

Vistra Energy Corp.	9,556	260,401

Xcel Energy, Inc.	11,840	668,960

		9,764,667

Electronic & Electrical Equipment — 2.1%

Agilent Technologies, Inc.	4,183	328,365

AMETEK, Inc.	4,611	406,552

Amphenol Corp., Class A	4,640	461,959

Keysight Technologies, Inc.*	5,300	461,259

National Instruments Corp.	5,461	257,213

nVent Electric plc	3,037	84,884

Regal Beloit Corp.	1,088	92,567

Roper Technologies, Inc.	1,168	420,130

Sensata Technologies Holding plc*	3,508	175,190

Waters Corp.*	2,670	570,152

		3,258,271

Financial Services — 2.7%

Ally Financial, Inc.	5,950	176,775

Ameriprise Financial, Inc.	1,422	208,707

CIT Group, Inc.	3,495	186,179

Credit Acceptance Corp.*	427	211,886

Discover Financial Services	3,119	254,167

E*TRADE Financial Corp.	3,728	188,860

Element Solutions, Inc.*	41,183	447,247

Fidelity National Financial, Inc.	5,031	200,988

Invesco Ltd.	2,969	65,229

Jefferies Financial Group, Inc.	10,297	211,809

LPL Financial Holdings, Inc.	2,540	188,189

Moody’s Corp.	1,600	314,592

MSCI, Inc.	1,596	359,706

Nasdaq, Inc.	2,645	243,869

Navient Corp.	6,497	87,774

Raymond James Financial, Inc.	2,270	207,864

Santander Consumer USA Holdings, Inc.	15,315	326,975

SLM Corp.	11,787	119,756

Synchrony Financial	3,476	120,513

INVESTMENTS	SHARES	VALUE($)

Financial Services — continued

T. Rowe Price Group, Inc.	1,745	187,588

Western Union Co. (The)	5,571	108,300

		4,416,973

Fixed Line Telecommunications — 0.5%

CenturyLink, Inc.	36,762	419,822

Zayo Group Holdings, Inc.*	15,049	470,883

		890,705

Food & Drug Retailers — 0.3%

AmerisourceBergen Corp.	3,488	260,763

Casey’s General Stores, Inc.	2,325	307,714

		568,477

Food Producers — 4.2%

Campbell Soup Co.	9,218	356,644

Flowers Foods, Inc.	26,180	569,153

Herbalife Nutrition Ltd.*	11,523	608,990

Hershey Co. (The)	5,841	729,249

Hormel Foods Corp.	14,908	595,425

Ingredion, Inc.	3,771	357,302

JM Smucker Co. (The)	4,635	568,390

Kellogg Co.	9,183	553,735

Lamb Weston Holdings, Inc.	7,677	537,774

McCormick & Co., Inc. (Non-Voting)	4,774	735,053

Post Holdings, Inc.*	5,518	622,320

TreeHouse Foods, Inc.*	5,773	386,676

Tyson Foods, Inc., Class A	4,654	349,097

		6,969,808

Forestry & Paper — 0.7%

Domtar Corp.	12,698	620,932

International Paper Co.	10,456	489,445

		1,110,377

Gas, Water & Multiutilities — 2.8%

Ameren Corp.	9,076	660,461

American Water Works Co., Inc.	6,391	691,442

Aqua America, Inc.	2,051	80,112

Atmos Energy Corp.	6,541	669,406

CenterPoint Energy, Inc.	21,451	664,981

National Fuel Gas Co.	9,166	542,719

UGI Corp.	11,775	641,855

WEC Energy Group, Inc.	8,477	664,851

		4,615,827

General Industrials — 1.1%

AptarGroup, Inc.	2,626	292,116

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Industrials — continued

Bemis Co., Inc.	3,482	199,937

Fortive Corp.	4,296	370,917

ITT, Inc.	2,032	123,038

Packaging Corp. of America	2,344	232,431

Parker-Hannifin Corp.	1,422	257,496

Silgan Holdings, Inc.	2,707	81,048

Sonoco Products Co. (a)	3,068	193,468

Westrock Co.	2,671	102,513

		1,852,964

General Retailers — 6.8%

AutoZone, Inc.*	490	503,872

Best Buy Co., Inc.	7,400	550,634

Burlington Stores, Inc.*	319	53,882

Copart, Inc.*	10,822	728,537

Dick’s Sporting Goods, Inc.	16,549	612,313

Dollar General Corp.	5,459	688,325

Dollar Tree, Inc.*	3,828	425,980

Foot Locker, Inc.	4,000	228,840

frontdoor, Inc.*	4,387	154,598

Gap, Inc. (The)	7,779	202,876

Grand Canyon Education, Inc.*	2,349	272,226

H&R Block, Inc. (a)	24,359	662,808

Henry Schein, Inc.*	7,205	461,552

KAR Auction Services, Inc.	10,403	587,561

Kohl’s Corp.	9,614	683,555

Macy’s, Inc.	14,411	339,235

Nordstrom, Inc.	10,187	417,871

Penske Automotive Group, Inc.	3,958	181,751

Ross Stores, Inc.	4,776	466,424

Service Corp. International	13,662	568,476

ServiceMaster Global Holdings, Inc.*	8,791	431,023

Tiffany & Co.	3,870	417,263

Tractor Supply Co.	6,783	702,041

Urban Outfitters, Inc.*	11,993	356,552

Williams-Sonoma, Inc. (a)	9,026	516,017

		11,214,212

Health Care Equipment & Services — 8.3%

ABIOMED, Inc.*	1,712	474,926

Acadia Healthcare Co., Inc.*	3,509	112,358

Bio-Rad Laboratories, Inc., Class A*	1,741	523,919

Bruker Corp.	7,365	284,289

Centene Corp.*	9,049	466,566

Chemed Corp.	1,472	481,020

Cooper Cos., Inc. (The)	2,271	658,408

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Services — continued

DaVita, Inc.*	7,632	421,592

Dentsply Sirona, Inc.	5,206	266,183

Edwards Lifesciences Corp.*	3,754	660,967

Encompass Health Corp.	7,679	494,912

Hill-Rom Holdings, Inc.	6,096	618,256

Hologic, Inc.*	11,179	518,482

ICU Medical, Inc.*	1,141	259,577

IDEXX Laboratories, Inc.*	2,747	637,304

Laboratory Corp. of America Holdings*	3,730	596,502

MEDNAX, Inc.*	9,050	253,128

Molina Healthcare, Inc.*	4,601	596,428

Quest Diagnostics, Inc.	6,042	582,328

ResMed, Inc.	5,754	601,351

STERIS plc	5,345	700,088

Teleflex, Inc.	2,241	641,329

Universal Health Services, Inc., Class B	4,370	554,422

Varian Medical Systems, Inc.*	4,834	658,246

WellCare Health Plans, Inc.*	2,303	594,980

West Pharmaceutical Services, Inc.	5,386	666,733

Zimmer Biomet Holdings, Inc.	4,612	568,014

		13,892,308

Household Goods & Home Construction — 3.2%

Church & Dwight Co., Inc.	9,865	739,382

Clorox Co. (The)	4,091	653,455

DR Horton, Inc.	9,830	435,567

Energizer Holdings, Inc.	8,201	392,746

Fortune Brands Home & Security, Inc.	3,479	183,621

Leggett & Platt, Inc.	14,232	560,172

Lennar Corp., Class A	6,661	346,572

Middleby Corp. (The)*	1,704	225,150

NVR, Inc.*	169	532,769

PulteGroup, Inc.	24,037	756,204

Toll Brothers, Inc.	5,950	226,695

Whirlpool Corp.	1,886	261,815

		5,314,148

Industrial Engineering — 3.1%

Allison Transmission Holdings, Inc.	5,294	248,077

Crane Co.	1,883	160,149

Cummins, Inc.	1,497	248,936

Dover Corp.	2,819	276,375

Graco, Inc.	9,309	477,086

IDEX Corp.	2,937	460,110

Ingersoll-Rand plc	3,131	383,892

Lincoln Electric Holdings, Inc.	2,938	256,399

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Engineering — continued

Nordson Corp.	1,337	195,135

Oshkosh Corp.	2,486	205,319

PACCAR, Inc.	3,108	222,750

Pentair plc	3,018	117,672

Rockwell Automation, Inc.	1,827	330,157

Snap-on, Inc.	3,633	611,361

Toro Co. (The)	9,427	689,585

Trinity Industries, Inc.	2,495	53,792

Xylem, Inc.	2,547	212,420

		5,149,215

Industrial Metals & Mining — 1.5%

Freeport-McMoRan, Inc.	50,121	616,990

Nucor Corp.	10,672	609,051

Reliance Steel & Aluminum Co.	7,243	666,066

Steel Dynamics, Inc.	17,321	548,729

		2,440,836

Industrial Transportation — 0.9%

CH Robinson Worldwide, Inc.	3,265	264,465

Expeditors International of Washington, Inc.	3,644	289,406

Kansas City Southern	1,835	225,962

Landstar System, Inc.	3,650	397,704

Macquarie Infrastructure Corp.	2,901	117,519

Old Dominion Freight Line, Inc.	1,582	236,161

		1,531,217

Leisure Goods — 1.6%

Brunswick Corp.	6,481	331,892

Garmin Ltd.	7,699	660,112

Hasbro, Inc.	3,831	390,225

Polaris Industries, Inc.	2,497	240,711

Pool Corp.	3,213	590,357

Take-Two Interactive Software, Inc.*	3,033	293,686

Thor Industries, Inc.	2,703	178,047

		2,685,030

Life Insurance — 0.5%

Assurant, Inc.	2,516	239,020

Lincoln National Corp.	1,631	108,820

Principal Financial Group, Inc.	3,574	204,290

Torchmark Corp.	4,349	381,233

		933,363

Media — 2.4%

Discovery, Inc., Class A* (a)	13,611	420,580

Dolby Laboratories, Inc., Class A	3,802	245,951

FactSet Research Systems, Inc.	2,438	672,571

INVESTMENTS	SHARES	VALUE($)

Media — continued

Graham Holdings Co., Class B	485	360,563

Interpublic Group of Cos., Inc. (The)	13,261	305,003

John Wiley & Sons, Inc., Class A	1,653	76,335

Liberty Media Corp-Liberty SiriusXM, Class A*	3,285	131,203

Morningstar, Inc.	1,383	198,391

Omnicom Group, Inc.	5,423	434,003

Sirius XM Holdings, Inc.	76,323	443,437

Tribune Media Co., Class A	10,487	484,499

Viacom, Inc., Class B	8,978	259,554

		4,032,090

Mining — 0.7%

Newmont Goldcorp Corp.	16,934	525,970

Royal Gold, Inc.	7,311	636,496

		1,162,466

Mobile Telecommunications — 0.8%

Sprint Corp.* (a)	76,350	426,033

Telephone & Data Systems, Inc.	17,361	553,469

United States Cellular Corp.*	6,123	294,516

		1,274,018

Nonlife Insurance — 2.6%

Alleghany Corp.*	434	285,086

American Financial Group, Inc.	3,909	404,699

Arch Capital Group Ltd.*	393	13,276

Arthur J Gallagher & Co.	5,441	454,976

Assured Guaranty Ltd.	3,403	162,323

Axis Capital Holdings Ltd.	4,319	245,535

Brown & Brown, Inc.	11,953	379,508

Cincinnati Financial Corp.	3,404	327,397

CNA Financial Corp.	218	10,100

Everest Re Group Ltd.	843	198,527

First American Financial Corp.	2,585	147,500

Hanover Insurance Group, Inc. (The)	1,267	152,813

Loews Corp.	5,484	281,274

Mercury General Corp.	2,029	109,120

Old Republic International Corp.	18,772	419,742

Reinsurance Group of America, Inc.	1,687	255,597

WR Berkley Corp.	6,423	393,730

		4,241,203

Oil & Gas Producers — 4.2%

Apache Corp.	14,615	480,980

Cabot Oil & Gas Corp.	20,826	539,185

Cheniere Energy, Inc.*	6,118	393,693

CNX Resources Corp.*	34,822	312,005

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil & Gas Producers — continued

Continental Resources, Inc.*	10,868	499,819

Devon Energy Corp.	16,432	528,125

Diamondback Energy, Inc.	3,208	341,299

Hess Corp.	8,952	574,002

HollyFrontier Corp.	12,625	602,591

Marathon Oil Corp.	39,108	666,400

Murphy Oil Corp.	16,777	457,006

PBF Energy, Inc., Class A	15,605	524,016

SM Energy Co.	128	2,039

Targa Resources Corp.	10,808	433,941

Whiting Petroleum Corp.*	19,895	544,924

		6,900,025

Oil Equipment, Services & Distribution — 1.7%

Apergy Corp.*	4,756	188,766

Helmerich & Payne, Inc.	8,946	523,520

National Oilwell Varco, Inc.	15,035	393,015

OGE Energy Corp.	15,203	643,695

ONEOK, Inc.	8,101	550,301

RPC, Inc. (a)	11,377	117,069

Williams Cos., Inc. (The)	17,883	506,626

		2,922,992

Personal Goods — 2.9%

Capri Holdings Ltd.*	8,741	385,303

Carter’s, Inc.	4,922	521,289

Columbia Sportswear Co.	5,285	528,341

Hanesbrands, Inc.	9,937	179,562

Lululemon Athletica, Inc.*	4,315	760,950

Nu Skin Enterprises, Inc., Class A	6,549	333,148

PVH Corp.	2,726	351,627

Ralph Lauren Corp.	5,165	679,611

Tapestry, Inc.	12,405	400,309

Under Armour, Inc., Class C*	2,782	57,643

VF Corp.	6,529	616,403

		4,814,186

Pharmaceuticals & Biotechnology — 2.4%

Bio-Techne Corp.	3,340	683,331

Cardinal Health, Inc.	5,233	254,899

Charles River Laboratories International, Inc.*	4,547	638,717

Ionis Pharmaceuticals, Inc.*	4,533	336,938

IQVIA Holdings, Inc.*	4,616	641,162

Jazz Pharmaceuticals plc*	2,974	385,936

Mylan NV*	13,019	351,383

Perrigo Co. plc	6,877	329,546

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals & Biotechnology — continued

United Therapeutics Corp.*	4,691	481,156

		4,103,068

Real Estate Investment & Services — 0.2%

CBRE Group, Inc., Class A*	3,565	185,630

Jones Lang LaSalle, Inc.	809	125,047

		310,677

Real Estate Investment Trusts — 6.0%

AGNC Investment Corp.	11,959	212,751

Alexandria Real Estate Equities, Inc.	1,422	202,479

American Campus Communities, Inc.	944	44,557

Annaly Capital Management, Inc.	19,562	197,381

AvalonBay Communities, Inc.	1,526	306,619

Brandywine Realty Trust	6,562	100,989

Brixmor Property Group, Inc.	4,065	72,682

Camden Property Trust	1,847	185,901

Chimera Investment Corp.	34,669	664,605

CoreSite Realty Corp.	1,321	144,531

CubeSmart	484	15,444

Digital Realty Trust, Inc.	1,845	217,175

Douglas Emmett, Inc.	5,385	221,808

Duke Realty Corp.	7,659	238,348

EPR Properties	1,470	115,924

Equity Commonwealth	4,073	129,521

Equity LifeStyle Properties, Inc.	1,987	231,883

Essex Property Trust, Inc.	429	121,192

Extra Space Storage, Inc.	2,046	212,150

Federal Realty Investment Trust	276	36,943

Gaming and Leisure Properties, Inc.	4,447	179,570

HCP, Inc.	21,008	625,618

Highwoods Properties, Inc.	2,541	113,278

Hospitality Properties Trust	5,753	149,578

Host Hotels & Resorts, Inc.	8,809	169,485

Hudson Pacific Properties, Inc.	3,438	119,849

Iron Mountain, Inc.	3,112	101,078

Kilroy Realty Corp.	2,106	161,972

Lamar Advertising Co., Class A	2,610	215,769

Liberty Property Trust	4,600	228,344

Medical Properties Trust, Inc.	35,462	619,167

MFA Financial, Inc.	41,727	313,370

Mid-America Apartment Communities, Inc.	1,296	141,795

National Retail Properties, Inc.	1,637	86,139

New Residential Investment Corp.	39,082	656,968

Omega Healthcare Investors, Inc.	3,352	118,627

Outfront Media, Inc.	4,963	118,268

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — continued

Park Hotels & Resorts, Inc.	20,694	663,864

Retail Value, Inc.	146	4,891

Senior Housing Properties Trust	7,782	62,489

SITE Centers Corp.	1,299	17,199

Starwood Property Trust, Inc.	28,820	664,301

Sun Communities, Inc.	1,443	177,604

Taubman Centers, Inc.	1,884	92,881

Two Harbors Investment Corp.	11,861	164,393

Vornado Realty Trust	591	40,862

Weingarten Realty Investors	3,398	98,338

Welltower, Inc.	2,956	220,311

WP Carey, Inc.	1,532	121,518

		10,120,409

Software & Computer Services — 5.7%

Akamai Technologies, Inc.*	602	48,196

Amdocs Ltd.	9,904	545,512

ANSYS, Inc.*	3,053	597,778

Cadence Design Systems, Inc.*	11,174	775,252

CDW Corp.	6,915	730,224

Cerner Corp.*	5,519	366,737

Citrix Systems, Inc.	6,127	618,582

Covetrus, Inc.* (a)	2,955	97,131

Dell Technologies, Inc., Class C*	3,183	214,566

DXC Technology Co.	3,634	238,899

IAC/InterActiveCorp*	2,307	518,706

Leidos Holdings, Inc.	8,564	629,283

LogMeIn, Inc.	2,730	224,952

Manhattan Associates, Inc.*	4,853	327,335

PTC, Inc.*	6,261	566,433

Red Hat, Inc.*	3,429	625,895

SS&C Technologies Holdings, Inc.	10,499	710,362

Synopsys, Inc.*	6,384	772,975

Teradata Corp.*	1,468	66,750

Ultimate Software Group, Inc. (The)*	276	91,259

VeriSign, Inc.*	3,647	720,100

		9,486,927

Support Services — 2.9%

Booz Allen Hamilton Holding Corp.	3,452	204,669

Broadridge Financial Solutions, Inc. (a)	5,160	609,551

Cintas Corp.	1,548	336,133

Fastenal Co.	2,695	190,132

Fidelity National Information Services, Inc.	3,186	369,353

First Data Corp., Class A*	10,957	283,348

Fiserv, Inc.*	4,449	388,131

INVESTMENTS	SHARES	VALUE($)

Support Services — continued

Jack Henry & Associates, Inc. (a)	3,049	454,484

MSC Industrial Direct Co., Inc., Class A	1,793	149,985

Paychex, Inc.	3,742	315,488

Republic Services, Inc.	5,680	470,418

Robert Half International, Inc.	4,073	252,893

Total System Services, Inc.	3,131	320,114

TransUnion	4,034	280,968

Worldpay, Inc., Class A*	272	31,881

WW Grainger, Inc.	641	180,762

		4,838,310

Technology Hardware & Equipment — 4.3%

Analog Devices, Inc.	5,307	616,886

Cypress Semiconductor Corp.	21,913	376,465

F5 Networks, Inc.*	2,864	449,362

Harris Corp.	3,436	578,966

Juniper Networks, Inc.	16,297	452,568

KLA-Tencor Corp.	3,718	473,971

Lam Research Corp.	1,656	343,504

Marvell Technology Group Ltd.	10,505	262,835

Maxim Integrated Products, Inc.	7,642	458,520

Motorola Solutions, Inc.	4,518	654,703

NetApp, Inc.	4,833	352,084

ON Semiconductor Corp.*	13,177	303,862

Qorvo, Inc.*	4,515	341,379

Skyworks Solutions, Inc.	3,193	281,559

Teradyne, Inc.	8,054	394,646

Western Digital Corp.	2,746	140,376

Xilinx, Inc.	5,160	619,922

		7,101,608

Travel & Leisure — 3.9%

Alaska Air Group, Inc.	880	54,472

Choice Hotels International, Inc.	5,921	491,680

Cinemark Holdings, Inc.	10,104	424,873

Copa Holdings SA, Class A (Panama)	3,403	283,334

Darden Restaurants, Inc.	4,529	532,610

Dunkin’ Brands Group, Inc.	6,237	465,467

Extended Stay America, Inc.	23,125	414,169

Hilton Worldwide Holdings, Inc.	5,952	517,764

Hyatt Hotels Corp., Class A	6,106	468,513

Norwegian Cruise Line Holdings Ltd.*	4,763	268,586

Royal Caribbean Cruises Ltd.	2,425	293,280

Sabre Corp.	14,867	308,639

Six Flags Entertainment Corp.	7,753	411,607

United Continental Holdings, Inc.*	891	79,174

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Travel & Leisure — continued

Vail Resorts, Inc.	1,936	443,055

Wendy’s Co. (The)	22,868	425,573

Wyndham Destinations, Inc.	7,825	340,857

Yum China Holdings, Inc. (China)	8,127	386,358

		6,610,011

Total Common Stocks (Cost $152,716,855)		166,643,779

Short-Term Investments — 0.2%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (b) (c) (Cost $328,616)	328,616	328,616

Investment Of Cash Collateral From Securities Loaned — 1.8%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	1,999,800	2,000,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (b) (c)	975,516	975,516

Total Investment Of Cash Collateral From Securities Loaned (Cost $2,975,516)		2,975,516

Total Investments — 101.8% (Cost $156,020,987)		169,947,911

Liabilities in Excess of Other Assets — (1.8%)		(2,926,873)

NET ASSETS — 100.0%		167,021,038

Percentages indicated are based on net assets.

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $2,875,507.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
S&P Midcap 400 E-Mini Index	2	06/2019	USD	394,580	14,916

					14,916

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.9%

AAR Corp.	3,101	104,721

Aerojet Rocketdyne Holdings, Inc.*	4,217	142,788

Aerovironment, Inc.*	2,123	145,553

Allegheny Technologies, Inc.* (a)	4,758	118,569

Cubic Corp.	2,078	117,989

ManTech International Corp., Class A	1,333	82,633

Moog, Inc., Class A	3,814	357,143

RBC Bearings, Inc.*	2,228	306,461

		1,375,857

Alternative Energy — 0.5%

Enphase Energy, Inc.* (a)	13,079	131,313

Green Plains, Inc.	11,901	206,720

Pacific Ethanol, Inc.*	448	488

Renewable Energy Group, Inc.*	6,091	146,915

REX American Resources Corp.*	3,363	284,207

		769,643

Automobiles & Parts — 2.0%

American Axle & Manufacturing Holdings, Inc.*	17,206	253,789

Cooper Tire & Rubber Co.	17,961	536,315

Cooper-Standard Holdings, Inc.*	4,418	223,860

Dana, Inc.	15,676	305,682

Dorman Products, Inc.*	8,692	762,028

Gentherm, Inc.*	9,650	408,774

Meritor, Inc.*	17,072	414,167

Modine Manufacturing Co.*	4,094	60,550

Stoneridge, Inc.*	3,635	114,248

Superior Industries International, Inc.	10,800	53,460

Tenneco, Inc., Class A	10,135	222,159

Titan International, Inc.	17,069	118,288

		3,473,320

Banks — 3.9%

1st Source Corp.	807	37,792

Ameris Bancorp	2,320	84,587

AmeriServ Financial, Inc.	2,988	12,340

Axos Financial, Inc.*	3,444	112,688

BancFirst Corp.	1,746	98,474

BancorpSouth Bank	2,762	84,186

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,855	114,257

Banner Corp.	1,925	102,063

Brookline Bancorp, Inc.	5,530	83,226

Cadence BanCorp	5,518	125,534

Capital City Bank Group, Inc.	586	13,443

Capitol Federal Financial, Inc.	10,013	138,179

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Cathay General Bancorp	2,312	85,058

CenterState Bank Corp.	3,793	93,611

Chemical Financial Corp.	540	23,722

Columbia Banking System, Inc.	2,985	112,057

Community Bank System, Inc. (a)	2,899	192,668

Community Trust Bancorp, Inc.	1,970	83,233

CVB Financial Corp.	2,416	52,427

Dime Community Bancshares, Inc. (a)	6,750	136,012

First BanCorp (Puerto Rico)	9,846	111,260

First Busey Corp.	220	5,685

First Financial Bancorp	2,025	50,828

First Financial Bankshares, Inc.	1,870	115,042

First Financial Corp.	539	22,191

First Merchants Corp.	655	24,019

First Midwest Bancorp, Inc.	2,361	50,691

Fulton Financial Corp.	6,025	103,931

Glacier Bancorp, Inc.	2,316	98,638

Great Western Bancorp, Inc.	3,346	117,679

Hancock Whitney Corp.	2,251	98,459

Home BancShares, Inc.	5,076	97,408

Hope Bancorp, Inc.	7,660	107,700

Houlihan Lokey, Inc.	2,688	132,572

IBERIABANK Corp.	1,411	112,175

Independent Bank Corp.	2,603	208,839

Investors Bancorp, Inc.	14,786	173,736

Kearny Financial Corp.	8,304	116,256

NBT Bancorp, Inc.	989	37,602

Northwest Bancshares, Inc.	7,755	135,170

OceanFirst Financial Corp.	6,471	162,940

OFG Bancorp (Puerto Rico)	2,086	42,095

Old National Bancorp	7,088	121,063

Oritani Financial Corp.	6,133	106,407

Renasant Corp.	1,094	39,668

Republic Bancorp, Inc., Class A	1,536	72,591

S&T Bancorp, Inc.	1,759	70,501

Sandy Spring Bancorp, Inc.	667	23,272

Simmons First National Corp., Class A (a)	3,916	99,427

TrustCo Bank Corp.	6,792	54,336

Trustmark Corp. (a)	4,027	144,811

UMB Financial Corp.	1,638	114,431

Union Bankshares Corp.	3,018	110,157

United Bankshares, Inc. (a)	3,353	131,572

United Community Banks, Inc.	5,128	143,994

Valley National Bancorp (a)	14,521	152,180

Washington Federal, Inc. (a)	5,190	171,997

Webster Financial Corp.	18,838	1,000,863

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Banks — continued

WesBanco, Inc. (a)	4,638	187,004

Westamerica Bancorp	1,596	102,495

		6,757,242

Beverages — 1.2%

Boston Beer Co., Inc. (The), Class A*	3,457	1,071,705

Coca-Cola Consolidated, Inc.	2,388	776,172

National Beverage Corp. (a)	4,097	229,432

		2,077,309

Chemicals — 3.5%

AdvanSix, Inc.*	3,995	120,769

American Vanguard Corp.	3,144	49,487

Balchem Corp.	4,596	466,540

Ferro Corp.*	15,338	274,090

GCP Applied Technologies, Inc.*	2,480	71,399

HB Fuller Co.	9,861	482,893

Ingevity Corp.*	3,479	400,120

Innophos Holdings, Inc.	2,989	96,216

Innospec, Inc.	4,811	408,069

Koppers Holdings, Inc.*	2,449	65,486

Kraton Corp.*	7,220	236,960

Kronos Worldwide, Inc.	5,033	68,449

LSB Industries, Inc.*	2,998	17,538

Materion Corp.	2,100	121,863

Minerals Technologies, Inc.	13,687	859,133

PolyOne Corp.	7,140	197,350

Quaker Chemical Corp.	559	125,115

Rayonier Advanced Materials, Inc.	8,851	131,349

Sensient Technologies Corp. (a)	16,192	1,135,383

Stepan Co.	3,517	325,463

Tredegar Corp.	3,455	62,259

Trinseo SA	4,375	196,656

Tronox Holdings plc, Class A	7,111	100,550

		6,013,137

Construction & Materials — 2.2%

Advanced Drainage Systems, Inc.	4,095	114,865

Aegion Corp.*	3,742	74,503

Apogee Enterprises, Inc.	4,417	178,005

Argan, Inc.	1,758	84,067

Boise Cascade Co.	3,966	109,818

Builders FirstSource, Inc.*	6,203	85,477

Dycom Industries, Inc.*	1,664	82,518

EMCOR Group, Inc.	2,635	221,709

Generac Holdings, Inc.*	2,030	111,630

Gibraltar Industries, Inc.*	2,408	95,525

INVESTMENTS	SHARES	VALUE($)

Construction & Materials — continued

GMS, Inc.*	3,570	62,903

Granite Construction, Inc.	1,320	59,255

Griffon Corp.	5,729	112,403

Installed Building Products, Inc.*	2,094	100,575

JELD-WEN Holding, Inc.*	4,059	80,165

KBR, Inc.	6,562	145,808

LB Foster Co., Class A*	875	18,804

Louisiana-Pacific Corp.	6,074	152,154

Masonite International Corp.*	1,983	102,105

MasTec, Inc.* (a)	3,430	173,729

Mueller Water Products, Inc., Class A	11,780	126,399

NCI Building Systems, Inc.*	668	3,821

Patrick Industries, Inc.*	2,543	126,819

PGT Innovations, Inc.*	6,468	94,821

Quanex Building Products Corp.	4,777	79,872

Simpson Manufacturing Co., Inc.	3,528	224,663

TopBuild Corp.*	3,861	275,019

Trex Co., Inc.*	1,276	88,389

Tutor Perini Corp.*	3,475	69,396

Universal Forest Products, Inc.	8,224	303,877

US Concrete, Inc.*	1,768	83,326

Watts Water Technologies, Inc., Class A	2,774	237,427

		3,879,847

Electricity — 6.4%

ALLETE, Inc.	14,121	1,150,155

Atlantica Yield plc (Spain)	2,363	48,418

Black Hills Corp.	16,391	1,192,609

El Paso Electric Co.	12,211	746,214

IDACORP, Inc.	11,364	1,125,263

MGE Energy, Inc.	6,521	442,059

NorthWestern Corp.	15,248	1,065,073

Ormat Technologies, Inc.	19,894	1,161,014

Pattern Energy Group, Inc., Class A	28,986	670,156

PNM Resources, Inc.	25,095	1,165,412

Portland General Electric Co.	21,896	1,145,380

Sunrun, Inc.* (a)	40,210	611,594

TerraForm Power, Inc., Class A	39,268	532,474

		11,055,821

Electronic & Electrical Equipment — 1.9%

Anixter International, Inc.*	1,868	117,441

Atkore International Group, Inc.*	5,238	129,693

AZZ, Inc.	3,913	185,828

Badger Meter, Inc.	4,117	228,411

Belden, Inc.	1,817	100,934

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electronic & Electrical Equipment — continued

Benchmark Electronics, Inc.	2,643	71,440

Brady Corp., Class A	2,477	120,853

CTS Corp.	1,151	34,472

Daktronics, Inc.	6,098	46,223

Encore Wire Corp.	2,866	169,925

EnerSys	2,187	151,319

ESCO Technologies, Inc.	1,768	132,600

Fabrinet (Thailand)*	3,307	200,140

II-VI, Inc.*	1,991	79,321

Integer Holdings Corp.*	4,545	314,014

LSI Industries, Inc.	10,091	34,309

Methode Electronics, Inc.	2,655	78,349

MTS Systems Corp.	4,915	270,227

Novanta, Inc.*	2,080	181,002

Park Electrochemical Corp.	3,539	58,217

Plexus Corp.*	3,127	188,183

TTM Technologies, Inc.*	4,810	63,684

Veeco Instruments, Inc.*	2,155	26,248

Vicor Corp.*	1,463	54,877

Vishay Intertechnology, Inc.	6,229	123,397

		3,161,107

Financial Services — 0.4%

Clearway Energy, Inc., Class A	4,303	66,137

Clearway Energy, Inc., Class C	6,308	100,108

Encore Capital Group, Inc.*	2,542	71,837

EZCORP, Inc., Class A*	2,199	23,903

FirstCash, Inc.	1,772	173,089

MGIC Investment Corp.*	10,413	152,446

PRA Group, Inc.* (a)	1,689	47,495

Stewart Information Services Corp.	2,414	102,619

World Acceptance Corp.*	759	98,662

		836,296

Fixed Line Telecommunications — 1.0%

8x8, Inc.* (a)	19,553	467,708

Alaska Communications Systems Group, Inc.*	10,010	17,417

IDT Corp., Class B*	18,864	134,312

Vonage Holdings Corp.*	105,916	1,029,504

		1,648,941

Food & Drug Retailers — 0.5%

Core-Mark Holding Co., Inc.	3,328	120,973

Diplomat Pharmacy, Inc.*	3,095	17,270

GNC Holdings, Inc., Class A* (a)	5,082	11,282

Ingles Markets, Inc., Class A	2,331	63,986

Performance Food Group Co.*	4,975	203,726

INVESTMENTS	SHARES	VALUE($)

Food & Drug Retailers — continued

PetMed Express, Inc. (a)	8,873	193,875

Simply Good Foods Co. (The)* (a)	5,852	131,436

SpartanNash Co.	9,676	156,461

United Natural Foods, Inc.*	2,482	32,067

		931,076

Food Producers — 4.6%

Andersons, Inc. (The)	10,292	336,548

B&G Foods, Inc. (a)	11,137	289,562

Calavo Growers, Inc. (a)	4,562	437,085

Cal-Maine Foods, Inc.	8,258	339,486

Darling Ingredients, Inc.*	22,093	481,848

Dean Foods Co. (a)	21,070	35,819

Farmer Brothers Co.*	872	17,580

Fresh Del Monte Produce, Inc.	20,533	605,929

Hostess Brands, Inc.*	26,432	354,189

J&J Snack Foods Corp.	4,929	774,740

Lancaster Colony Corp.	7,485	1,113,094

Medifast, Inc.	5,255	770,856

MGP Ingredients, Inc. (a)	4,550	399,808

Nature’s Sunshine Products, Inc.*	1,095	9,855

Sanderson Farms, Inc. (a)	3,586	543,745

Seaboard Corp.	37	166,337

Tootsie Roll Industries, Inc.	10,222	396,920

USANA Health Sciences, Inc.*	11,358	947,939

		8,021,340

Forestry & Paper — 0.4%

Clearwater Paper Corp.*	3,498	70,555

PH Glatfelter Co.	13,000	205,140

Schweitzer-Mauduit International, Inc.	12,037	428,156

Verso Corp., Class A*	4,333	96,713

		800,564

Gas, Water & Multiutilities — 6.1%

American States Water Co.	16,177	1,151,317

Avista Corp.	27,708	1,195,323

California Water Service Group	20,786	1,047,406

Connecticut Water Service, Inc.	3,324	227,927

New Jersey Resources Corp.	22,359	1,119,739

Northwest Natural Holding Co.	10,029	670,840

ONE Gas, Inc.	12,747	1,128,364

SJW Group (a)	7,852	487,295

South Jersey Industries, Inc.	34,771	1,116,844

Southwest Gas Holdings, Inc.	12,279	1,021,490

Spark Energy, Inc., Class A (a)	18,998	179,721

Spire, Inc.	13,746	1,157,276

		10,503,542

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Industrials — 0.7%

Actuant Corp., Class A	3,000	76,740

Greif, Inc., Class A	3,307	130,692

Harsco Corp.*	4,133	93,571

Multi-Color Corp.	1,742	86,926

Myers Industries, Inc.	3,230	57,785

NACCO Industries, Inc., Class A	2,306	94,292

Otter Tail Corp.	7,856	403,013

TriMas Corp.*	3,555	109,956

		1,052,975

General Retailers — 6.6%

Aaron’s, Inc.	4,306	239,801

Abercrombie & Fitch Co., Class A	4,299	128,497

Adtalem Global Education, Inc.*	5,427	267,660

AMERCO	2,811	1,048,981

American Eagle Outfitters, Inc.	11,203	266,407

American Public Education, Inc.*	4,448	142,336

Asbury Automotive Group, Inc.*	2,717	217,849

At Home Group, Inc.* (a)	3,672	86,255

Barnes & Noble, Inc.	8,883	44,682

Bed Bath & Beyond, Inc.	9,788	163,557

Big Lots, Inc.	4,191	155,738

Boot Barn Holdings, Inc.*	5,643	162,462

Buckle, Inc. (The) (a)	9,300	171,864

Build-A-Bear Workshop, Inc.*	8,010	44,856

Caleres, Inc.	6,212	162,941

Cargurus, Inc.*	4,548	185,286

Carriage Services, Inc.	2,808	49,280

Cars.com, Inc.*	8,311	172,952

Cato Corp. (The), Class A	5,341	80,970

Chegg, Inc.*	5,186	184,881

Chico’s FAS, Inc.	13,193	46,176

Children’s Place, Inc. (The) (a)	1,509	170,245

Citi Trends, Inc.	4,673	86,497

Conn’s, Inc.*	2,124	54,948

Designer Brands, Inc.	6,310	140,398

Dillard’s, Inc., Class A	1,772	121,293

Etsy, Inc.*	2,012	135,890

Express, Inc.*	27,079	99,651

Five Below, Inc.*	2,088	305,662

Francesca’s Holdings Corp.*	9,129	6,315

GameStop Corp., Class A (a)	17,636	152,551

Genesco, Inc.*	3,698	165,707

Group 1 Automotive, Inc.	2,768	216,762

Guess?, Inc.	8,425	171,617

Haverty Furniture Cos., Inc.	4,865	115,884

INVESTMENTS	SHARES	VALUE($)

General Retailers — continued

Hibbett Sports, Inc.*	4,428	91,660

Hillenbrand, Inc.	9,396	404,216

Houghton Mifflin Harcourt Co.*	1,097	7,822

K12, Inc.*	664	20,000

Kirkland’s, Inc.*	4,687	27,560

Lands’ End, Inc.*	3,305	57,871

Laureate Education, Inc., Class A*	7,018	110,463

Liquidity Services, Inc.*	1,862	12,643

Lithia Motors, Inc., Class A	1,643	186,513

Lumber Liquidators Holdings, Inc.* (a)	1,569	20,742

Matthews International Corp., Class A	4,129	165,408

Monro, Inc.	7,709	646,245

Murphy USA, Inc.*	3,745	320,085

Office Depot, Inc.	23,081	55,394

Ollie’s Bargain Outlet Holdings, Inc.*	2,823	269,992

Party City Holdco, Inc.*	9,535	63,885

Pier 1 Imports, Inc.* (a)	7,971	7,229

PriceSmart, Inc.	2,213	132,360

RealNetworks, Inc.*	7,210	18,746

Regis Corp.*	7,095	132,818

Rent-A-Center, Inc.*	4,979	124,126

RH* (a)	895	95,505

Rollins, Inc.	23,425	905,845

Shoe Carnival, Inc. (a)	8,335	297,226

Shutterfly, Inc.*	2,205	96,645

Signet Jewelers Ltd.	3,540	82,057

Sonic Automotive, Inc., Class A	4,346	87,920

Sotheby’s* (a)	2,968	125,190

Stamps.com, Inc.*	799	68,554

Strategic Education, Inc.	1,203	172,450

Tailored Brands, Inc.	3,541	28,859

Tile Shop Holdings, Inc.	5,252	25,525

Titan Machinery, Inc.*	5,531	95,133

Weight Watchers International, Inc.*	2,345	47,885

Zovio, Inc.*	2,288	13,774

Zumiez, Inc.*	25,825	687,720

		11,672,917

Health Care Equipment & Services — 6.8%

Accuray, Inc.*	11,467	47,473

Amedisys, Inc.*	1,100	140,602

Anika Therapeutics, Inc.*	2,921	93,034

Avanos Medical, Inc.*	3,696	155,047

Axogen, Inc.* (a)	2,970	69,736

BioScrip, Inc.*	2,657	5,101

BioTelemetry, Inc.*	1,749	95,146

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Equipment & Services — continued

Brookdale Senior Living, Inc.*	18,857	116,536

CONMED Corp.	7,304	584,539

Ensign Group, Inc. (The)	2,703	139,259

Fluidigm Corp.*	2,095	28,785

Genesis Healthcare, Inc.*	6,451	8,386

Globus Medical, Inc., Class A*	3,779	170,395

Haemonetics Corp.*	2,818	245,955

Healthcare Services Group, Inc.	4,893	165,628

HealthEquity, Inc.*	1,994	135,093

HMS Holdings Corp.*	5,994	182,397

ICU Medical, Inc.*	3,412	776,230

Inogen, Inc.*	638	55,697

Intersect ENT, Inc.*	3,095	100,557

Invacare Corp.	12,558	92,929

iRhythm Technologies, Inc.*	1,227	93,632

LHC Group, Inc.*	5,240	582,216

LivaNova plc*	1,899	130,822

Magellan Health, Inc.*	4,470	312,900

Meridian Bioscience, Inc.	8,254	95,004

Merit Medical Systems, Inc.*	7,962	447,305

Natus Medical, Inc.*	9,926	265,620

Neogen Corp.*	5,430	329,384

NeoGenomics, Inc.*	7,656	159,475

NuVasive, Inc.*	3,792	229,795

Omnicell, Inc.*	12,730	1,022,983

OraSure Technologies, Inc.*	8,471	80,136

Orthofix Medical, Inc.*	2,564	140,482

Owens & Minor, Inc.	8,449	28,811

Patterson Cos., Inc. (a)	5,589	122,064

Quidel Corp.*	7,643	488,693

Repligen Corp.*	3,887	261,906

Select Medical Holdings Corp.*	8,467	121,671

STAAR Surgical Co.*	2,669	86,689

Surmodics, Inc.*	3,571	155,124

Tactile Systems Technology, Inc.*	2,449	121,862

Teladoc Health, Inc.* (a)	1,834	104,318

Tenet Healthcare Corp.*	3,897	85,344

Tivity Health, Inc.*	51,174	1,106,382

Varex Imaging Corp.*	5,063	166,269

WageWorks, Inc.*	3,663	178,718

West Pharmaceutical Services, Inc.	10,011	1,239,262

Wright Medical Group NV*	5,654	167,189

		11,732,581

Household Goods & Home Construction — 5.7%

ACCO Brands Corp.	33,636	307,433

INVESTMENTS	SHARES	VALUE($)

Household Goods & Home Construction — continued

American Woodmark Corp.*	3,212	288,855

Bassett Furniture Industries, Inc.	4,096	72,745

Beazer Homes USA, Inc.*	20,790	276,299

Central Garden & Pet Co.*	7,679	207,179

Central Garden & Pet Co., Class A*	14,080	344,678

CompX International, Inc.	1,651	25,706

Ethan Allen Interiors, Inc.	19,240	425,204

Hamilton Beach Brands Holding Co., Class A	4,552	82,391

Herman Miller, Inc.	15,224	590,996

HNI Corp.	11,200	411,152

Interface, Inc.	35,462	568,810

iRobot Corp.* (a)	2,443	252,948

KB Home	14,857	384,945

Kimball International, Inc., Class B	4,971	77,846

Knoll, Inc.	15,540	339,394

La-Z-Boy, Inc.	19,852	651,146

LGI Homes, Inc.*	8,311	576,035

LS Starrett Co. (The), Class A*	1,702	12,271

M/I Homes, Inc.*	15,515	437,058

MDC Holdings, Inc.	21,557	658,782

Meritage Homes Corp.*	9,912	506,999

National Presto Industries, Inc.	1,603	170,719

Skyline Champion Corp.	6,339	133,816

Sleep Number Corp.*	7,957	276,904

Steelcase, Inc., Class A	22,218	384,149

Taylor Morrison Home Corp., Class A*	10,356	200,492

TRI Pointe Group, Inc.*	28,503	371,964

Virco Manufacturing Corp.	3,223	14,665

WD-40 Co. (a)	5,562	935,807

William Lyon Homes, Class A*	11,650	196,419

		10,183,807

Industrial Engineering — 1.9%

Albany International Corp., Class A	3,813	282,048

Astec Industries, Inc.	1,257	42,374

Briggs & Stratton Corp.	27,824	339,453

CIRCOR International, Inc.*	1,574	53,075

Columbus McKinnon Corp.	7,521	296,027

EnPro Industries, Inc.	2,555	189,888

Federal Signal Corp.	3,681	105,902

Franklin Electric Co., Inc.	3,416	166,906

GATX Corp. (a)	2,005	154,646

Greenbrier Cos., Inc. (The)	1,560	55,427

John Bean Technologies Corp.	1,039	114,072

Kennametal, Inc.	3,098	126,089

Lindsay Corp.	762	64,770

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Engineering — continued

Manitowoc Co., Inc. (The)*	1,904	34,005

MSA Safety, Inc.	2,319	254,881

Mueller Industries, Inc.	5,296	154,484

Proto Labs, Inc.*	1,412	155,024

Rexnord Corp.*	5,526	158,044

Standex International Corp.	1,263	83,446

Tennant Co.	2,201	146,102

Wabash National Corp.	7,426	111,984

Woodward, Inc.	2,076	226,076

		3,314,723

Industrial Metals & Mining — 0.8%

AK Steel Holding Corp.* (a)	13,640	33,009

Carpenter Technology Corp.	4,684	232,654

Century Aluminum Co.*	7,695	64,715

Cleveland-Cliffs, Inc. (a)	17,941	179,231

Commercial Metals Co.	12,371	213,895

Haynes International, Inc.	4,014	129,692

Kaiser Aluminum Corp.	4,768	469,171

Olympic Steel, Inc.	2,312	37,501

Worthington Industries, Inc.	5,411	217,144

		1,577,012

Industrial Transportation — 1.2%

Aircastle Ltd.	7,332	146,053

ArcBest Corp.	3,584	109,527

Atlas Air Worldwide Holdings, Inc.*	1,934	93,393

Covenant Transportation Group, Inc., Class A*	4,578	89,408

DHT Holdings, Inc.	14,550	77,552

Echo Global Logistics, Inc.*	4,320	99,101

Forward Air Corp.	2,788	176,536

Frontline Ltd. (Norway)* (a)	2,241	18,354

GasLog Ltd. (Monaco)	4,628	72,336

Heartland Express, Inc.	5,985	117,785

Hub Group, Inc., Class A*	3,128	130,031

Matson, Inc.	2,703	107,066

Nordic American Tankers Ltd.	2,119	4,535

Saia, Inc.*	2,192	141,143

Scorpio Tankers, Inc. (Monaco)	966	24,903

SEACOR Holdings, Inc.*	6,002	267,329

Ship Finance International Ltd. (Norway) (a)	12,847	163,928

Textainer Group Holdings Ltd. (China)*	2,826	27,101

Triton International Ltd. (Bermuda)	3,146	103,661

Werner Enterprises, Inc.	5,961	199,693

World Fuel Services Corp.	3,992	123,153

		2,292,588

INVESTMENTS	SHARES	VALUE($)

Leisure Goods — 3.6%

American Outdoor Brands Corp.*	17,647	173,823

Callaway Golf Co.	43,295	760,260

Camping World Holdings, Inc., Class A (a)	9,131	136,235

Fox Factory Holding Corp.*	16,996	1,318,890

Funko, Inc., Class A* (a)	5,147	102,065

JAKKS Pacific, Inc.*	9,440	10,195

LCI Industries	8,468	743,914

Nautilus, Inc.*	23,721	126,908

Pool Corp.	7,035	1,292,611

Sturm Ruger & Co., Inc.	8,097	453,351

Universal Electronics, Inc.*	5,867	223,239

Winnebago Industries, Inc.	14,996	530,409

ZAGG, Inc.*	32,573	268,402

		6,140,302

Life Insurance — 0.3%

Employers Holdings, Inc.	3,328	142,838

FBL Financial Group, Inc., Class A	1,651	103,138

National Western Life Group, Inc., Class A	226	60,279

Primerica, Inc.	904	117,782

		424,037

Media — 2.1%

Entercom Communications Corp., Class A (a)	11,182	76,932

EW Scripps Co. (The), Class A	5,634	128,399

Gannett Co., Inc.	13,962	130,265

Gray Television, Inc.*	8,697	203,771

Liberty Media Corp-Liberty Formula One, Class A*	13,964	527,281

LiveRamp Holdings, Inc.*	4,221	246,211

MDC Partners, Inc., Class A*	4,918	10,328

Meredith Corp. (a)	3,814	225,026

MSG Networks, Inc., Class A*	5,667	130,511

New York Times Co. (The), Class A	9,746	323,080

Nexstar Media Group, Inc., Class A	3,094	362,153

QuinStreet, Inc.*	7,224	103,086

Scholastic Corp.	4,832	192,700

Sinclair Broadcast Group, Inc., Class A	4,158	190,395

TEGNA, Inc.	19,546	311,172

Trade Desk, Inc. (The), Class A*	816	180,728

Viad Corp.	2,036	124,827

Yelp, Inc.*	4,465	178,868

		3,645,733

Mining — 1.0%

Arch Coal, Inc., Class A	2,867	278,042

Coeur Mining, Inc.*	5,030	18,158

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Mining — continued

Compass Minerals International, Inc.	6,539	375,273

CONSOL Energy, Inc.*	3,330	112,887

Hecla Mining Co.	38,612	81,085

Peabody Energy Corp.	7,770	223,543

SunCoke Energy, Inc.*	10,564	90,956

US Silica Holdings, Inc.	9,736	154,023

Warrior Met Coal, Inc.	7,007	217,217

		1,551,184

Mobile Telecommunications — 0.9%

Intelsat SA*	20,983	424,696

Iridium Communications, Inc.*	45,425	1,247,370

		1,672,066

Nonlife Insurance — 0.7%

Horace Mann Educators Corp.	2,701	104,204

Navigators Group, Inc. (The)	3,039	212,548

Protective Insurance Corp., Class B	547	8,889

RLI Corp.	2,083	169,410

Safety Insurance Group, Inc.	1,539	143,004

Selective Insurance Group, Inc. (a)	6,438	459,094

State Auto Financial Corp.	3,012	101,293

		1,198,442

Oil & Gas Producers — 1.0%

Abraxas Petroleum Corp.*	20,951	28,912

California Resources Corp.*	2,869	60,479

Callon Petroleum Co.*	11,300	84,863

Carrizo Oil & Gas, Inc.*	5,826	74,689

CVR Energy, Inc.	5,446	248,392

Delek US Holdings, Inc.	4,456	165,139

Denbury Resources, Inc.*	28,391	63,312

Gulfport Energy Corp.* (a)	16,124	105,612

Halcon Resources Corp.*	16,653	21,649

Laredo Petroleum, Inc.*	19,766	59,693

Matador Resources Co.*	8,465	166,676

Oasis Petroleum, Inc.*	23,289	142,063

Penn Virginia Corp.*	1,868	83,873

ProPetro Holding Corp.*	12,866	284,725

Southwestern Energy Co.*	36,276	143,290

SRC Energy, Inc.*	17,039	104,790

Ultra Petroleum Corp.*	15,649	6,579

W&T Offshore, Inc.*	13,321	84,988

		1,929,724

Oil Equipment, Services & Distribution — 1.7%

Archrock, Inc.	20,337	205,607

INVESTMENTS	SHARES	VALUE($)

Oil Equipment, Services & Distribution — continued

Bristow Group, Inc.*	4,429	2,237

C&J Energy Services, Inc.*	421	5,915

Cactus, Inc., Class A*	6,307	228,944

CARBO Ceramics, Inc.*	3,857	10,491

Chart Industries, Inc.*	4,304	379,914

Covia Holdings Corp.* (a)	5,527	26,585

Diamond Offshore Drilling, Inc.* (a)	12,969	125,929

Flotek Industries, Inc.*	322	1,150

Forum Energy Technologies, Inc.*	5,917	35,384

Geospace Technologies Corp.*	521	7,007

Golar LNG Ltd. (Bermuda)	6,674	130,410

Gulf Island Fabrication, Inc.*	6,103	52,486

Helix Energy Solutions Group, Inc.*	24,126	188,665

Keane Group, Inc.*	12,020	126,090

KLX Energy Services Holdings, Inc.*	1,135	31,837

Liberty Oilfield Services, Inc., Class A (a)	7,123	106,204

Matrix Service Co.*	4,902	96,128

McDermott International, Inc.*	8,223	66,524

MRC Global, Inc.*	12,012	208,168

Newpark Resources, Inc.* (a)	9,805	71,576

Noble Corp. plc*	37,325	98,165

NOW, Inc.*	13,687	200,104

Oceaneering International, Inc.*	7,967	152,966

Oil States International, Inc.*	9,183	177,416

Pioneer Energy Services Corp.*	12,639	21,992

SemGroup Corp., Class A	8,752	114,301

Teekay Tankers Ltd., Class A (Bermuda)*	19,222	20,952

TETRA Technologies, Inc.*	8,124	19,335

Unit Corp.*	7,034	95,381

		3,007,863

Personal Goods — 3.5%

Columbia Sportswear Co.	10,503	1,049,985

Crocs, Inc.*	11,080	308,578

Deckers Outdoor Corp.*	3,293	520,986

G-III Apparel Group Ltd.*	7,522	324,574

Helen of Troy Ltd.*	7,585	1,092,240

Movado Group, Inc.	4,695	167,377

Oxford Industries, Inc.	5,215	433,158

Steven Madden Ltd.	32,839	1,193,698

Vera Bradley, Inc.*	33,715	414,020

Wolverine World Wide, Inc.	15,177	558,665

		6,063,281

Pharmaceuticals & Biotechnology — 2.7%

Acceleron Pharma, Inc.*	3,188	129,847

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Pharmaceuticals & Biotechnology — continued

Achillion Pharmaceuticals, Inc.*	11,791	34,901

Acorda Therapeutics, Inc.*	4,936	51,581

AMAG Pharmaceuticals, Inc.*	1,788	19,954

Amneal Pharmaceuticals, Inc.*	3,658	47,079

ANI Pharmaceuticals, Inc.*	1,907	135,359

Arena Pharmaceuticals, Inc.*	1,080	49,410

Array BioPharma, Inc.*	4,787	108,234

Assertio Therapeutics, Inc.* (a)	3,085	12,865

Blueprint Medicines Corp.* (a)	1,743	131,788

Cambrex Corp.*	2,967	127,640

Chimerix, Inc.*	2,418	6,529

Corcept Therapeutics, Inc.* (a)	7,137	88,356

Cyclerion Therapeutics, Inc.* (a)	918	13,981

Dynavax Technologies Corp.* (a)	2,194	14,590

Eagle Pharmaceuticals, Inc.*	1,947	100,095

Emergent BioSolutions, Inc.*	2,528	130,647

Enanta Pharmaceuticals, Inc.*	1,844	160,778

FibroGen, Inc.*	2,572	120,190

Five Prime Therapeutics, Inc.*	1,979	21,927

Genomic Health, Inc.*	2,304	148,216

Halozyme Therapeutics, Inc.*	5,761	92,925

Heron Therapeutics, Inc.*	4,016	87,067

Horizon Pharma plc*	3,814	97,371

ImmunoGen, Inc.*	3,209	7,670

Innoviva, Inc.*	10,348	145,182

Inovio Pharmaceuticals, Inc.* (a)	11,516	43,300

Insys Therapeutics, Inc.* (a)	3,342	14,371

Ironwood Pharmaceuticals, Inc.* (a)	8,337	99,127

Lannett Co., Inc.* (a)	2,651	20,386

Lexicon Pharmaceuticals, Inc.* (a)	7,215	41,847

Ligand Pharmaceuticals, Inc.* (a)	1,043	131,262

Luminex Corp.	9,757	222,557

Mallinckrodt plc* (a)	2,999	46,365

Medpace Holdings, Inc.*	2,452	137,729

Melinta Therapeutics, Inc.*	126	552

Momenta Pharmaceuticals, Inc.*	4,881	68,285

MyoKardia, Inc.*	2,135	102,437

Myriad Genetics, Inc.*	4,780	150,474

NewLink Genetics Corp.*	2,680	4,583

Novavax, Inc.* (a)	7,802	4,145

Novocure Ltd.*	2,007	88,449

Pacira BioSciences, Inc.*	1,122	44,678

Paratek Pharmaceuticals, Inc.* (a)	3,442	18,965

PDL BioPharma, Inc.*	25,770	84,268

PetIQ, Inc.* (a)	3,648	100,211

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals & Biotechnology — continued

Prestige Consumer Healthcare, Inc.*	3,641	107,118

PTC Therapeutics, Inc.*	3,467	129,735

Retrophin, Inc.*	5,960	113,717

Sangamo Therapeutics, Inc.*	2,921	34,146

Spark Therapeutics, Inc.*	436	46,517

Spectrum Pharmaceuticals, Inc.*	5,351	50,139

Supernus Pharmaceuticals, Inc.*	2,693	98,914

Syneos Health, Inc.*	2,693	126,383

Theravance Biopharma, Inc.*	3,573	85,216

Vanda Pharmaceuticals, Inc.*	7,733	125,971

Xencor, Inc.*	2,880	88,445

Zogenix, Inc.*	2,882	112,369

		4,626,843

Real Estate Investment & Services — 0.1%

Kennedy-Wilson Holdings, Inc.	3,973	85,578

Rafael Holdings, Inc., Class B*	5,099	82,604

		168,182

Real Estate Investment Trusts — 3.6%

Acadia Realty Trust	4,589	129,593

AG Mortgage Investment Trust, Inc.	3,337	57,096

Agree Realty Corp.	2,236	146,391

American Assets Trust, Inc.	4,412	203,790

Anworth Mortgage Asset Corp.	19,229	80,569

Apollo Commercial Real Estate Finance, Inc.	14,239	266,839

Arbor Realty Trust, Inc. (a)	10,867	148,443

ARMOUR Residential REIT, Inc.	6,000	114,480

Blackstone Mortgage Trust, Inc., Class A	7,849	279,346

Capstead Mortgage Corp.	20,734	178,105

CareTrust REIT, Inc.	5,328	129,204

Chesapeake Lodging Trust	781	22,259

CorePoint Lodging, Inc.	2,236	27,950

Cousins Properties, Inc.	9,435	90,293

DiamondRock Hospitality Co.	5,095	55,332

EastGroup Properties, Inc.	1,287	147,143

Exantas Capital Corp.	3,789	41,490

First Industrial Realty Trust, Inc.	5,575	196,630

Four Corners Property Trust, Inc.	5,300	150,732

Franklin Street Properties Corp.	5,985	47,042

GEO Group, Inc. (The)	3,858	77,237

Global Net Lease, Inc.	6,120	116,708

Healthcare Realty Trust, Inc.	542	16,737

Invesco Mortgage Capital, Inc.	5,633	91,931

Kite Realty Group Trust	529	8,353

Ladder Capital Corp.	7,765	135,111

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — continued

Lexington Realty Trust	3,348	30,366

LTC Properties, Inc.	7,071	318,619

Mack-Cali Realty Corp.	1,451	33,779

National Health Investors, Inc.	1,971	148,673

National Storage Affiliates Trust	4,417	129,241

New York Mortgage Trust, Inc.	16,450	103,635

Office Properties Income Trust	1,864	50,589

Pebblebrook Hotel Trust	3,201	104,225

Pennsylvania (a)	2,662	16,025

PennyMac Mortgage Investment Trust	4,913	103,173

Physicians Realty Trust	7,342	132,597

Piedmont Office Realty Trust, Inc., Class A	7,799	162,375

PotlatchDeltic Corp.	2,418	93,480

PS Business Parks, Inc.	1,628	250,093

Redwood Trust, Inc.	5,827	95,330

Retail Opportunity Investments Corp.	8,133	142,734

Rexford Industrial Realty, Inc.	5,247	198,809

RLJ Lodging Trust	5,553	102,231

RPT Realty	5,433	65,902

Ryman Hospitality Properties, Inc.	1,545	122,982

Sabra Health Care REIT, Inc.	4,512	88,255

Saul Centers, Inc.	1,542	82,266

STAG Industrial, Inc.	4,519	130,057

Summit Hotel Properties, Inc.	6,116	71,007

Sunstone Hotel Investors, Inc.	3,317	47,765

Tanger Factory Outlet Centers, Inc. (a)	5,220	94,273

Terreno Realty Corp.	2,872	128,235

Urban Edge Properties	474	8,802

Washington	3,784	106,860

Western Asset Mortgage Capital Corp.	8,085	85,054

Xenia Hotels & Resorts, Inc.	5,096	110,328

		6,316,564

Software & Computer Services — 6.1%

ACI Worldwide, Inc.*	16,397	582,421

Alarm.com Holdings, Inc.*	2,915	206,615

Alteryx, Inc., Class A* (a)	2,638	233,832

Appfolio, Inc., Class A*	1,427	138,576

Avaya Holdings Corp.*	11,546	220,298

Benefitfocus, Inc.*	2,365	96,326

Blackbaud, Inc.	2,420	191,882

Blackline, Inc.*	3,460	176,737

Blucora, Inc.*	4,248	148,680

Boingo Wireless, Inc.*	4,324	98,328

Bottomline Technologies de, Inc.*	3,408	172,343

CACI International, Inc., Class A*	1,739	339,001

INVESTMENTS	SHARES	VALUE($)

Software & Computer Services — continued

Carbonite, Inc.*	4,300	105,479

Cogent Communications Holdings, Inc.	5,955	328,895

CommVault Systems, Inc.*	4,633	243,696

Computer Programs & Systems, Inc.	2,214	67,284

Computer Task Group, Inc.*	4,527	20,960

Coupa Software, Inc.*	1,540	159,128

CSG Systems International, Inc.	5,517	246,334

Diebold Nixdorf, Inc.*	5,630	56,807

Ebix, Inc. (a)	4,207	212,369

Envestnet, Inc.*	2,870	203,741

Everbridge, Inc.*	2,854	210,882

Five9, Inc.*	2,897	153,744

Forrester Research, Inc.	3,873	196,981

Globant SA (Argentina)*	682	57,281

Gogo, Inc.* (a)	10,796	56,787

HubSpot, Inc.* (a)	1,489	274,706

j2 Global, Inc.	2,894	253,572

LivePerson, Inc.*	8,183	240,007

Medidata Solutions, Inc.*	3,116	281,499

Meet Group, Inc. (The)*	24,003	133,457

MicroStrategy, Inc., Class A*	1,374	205,688

NetScout Systems, Inc.*	3,853	113,278

New Relic, Inc.*	1,601	168,489

NextGen Healthcare, Inc.*	3,897	73,225

OneSpan, Inc.*	5,650	104,751

Perficient, Inc.*	4,696	138,250

Perspecta, Inc.	11,126	256,788

Progress Software Corp.	8,944	407,936

Q2 Holdings, Inc.* (a)	2,978	224,601

Qualys, Inc.*	6,815	615,122

Rosetta Stone, Inc.*	6,001	151,345

SailPoint Technologies Holding, Inc.*	4,798	135,591

Science Applications International Corp.	3,373	252,806

Shutterstock, Inc.	4,830	195,374

SPS Commerce, Inc.*	1,531	158,826

Tabula Rasa HealthCare, Inc.* (a)	2,190	116,639

TiVo Corp.	6,670	62,498

Unisys Corp.* (a)	12,914	144,766

Varonis Systems, Inc.*	2,645	188,192

Verint Systems, Inc.*	4,738	286,128

Virtusa Corp.*	3,550	197,202

Workiva, Inc.*	2,344	124,560

		10,430,703

Support Services — 3.6%

ABM Industries, Inc.	4,742	180,054

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Support Services — continued

Acacia Research Corp.*	1,256	3,994

AMN Healthcare Services, Inc.*	1,977	102,923

Applied Industrial Technologies, Inc.	8,851	530,529

ASGN, Inc.*	2,793	176,071

Barnes Group, Inc.	2,681	149,117

Cimpress NV (Netherlands)*	1,019	92,118

Comfort Systems USA, Inc.	5,219	282,348

Covanta Holding Corp. (a)	10,418	188,253

CRA International, Inc.	2,532	131,867

Crawford & Co., Class B	696	6,139

Deluxe Corp.	2,317	103,616

DXP Enterprises, Inc.*	1,026	44,005

EVERTEC, Inc. (Puerto Rico)	5,222	163,501

ExlService Holdings, Inc.*	2,104	124,977

Exponent, Inc.	2,079	117,713

FTI Consulting, Inc.*	2,742	233,015

Heidrick & Struggles International, Inc.	1,244	44,510

Huron Consulting Group, Inc.*	1,524	73,655

Insperity, Inc.	1,412	168,819

Kaman Corp.	4,203	260,208

Kelly Services, Inc., Class A	1,988	44,253

Korn Ferry	1,773	83,366

Lawson Products, Inc.*	1,584	52,019

MAXIMUS, Inc.	15,252	1,123,310

McGrath RentCorp	2,746	170,252

Mobile Mini, Inc.	746	26,871

Navigant Consulting, Inc.	6,215	141,888

Paylocity Holding Corp.*	1,410	136,136

Resources Connection, Inc.	2,987	47,971

SiteOne Landscape Supply, Inc.*	2,744	184,671

Sykes Enterprises, Inc.*	1,681	46,648

Team, Inc.*	2,036	34,408

Tetra Tech, Inc.	4,653	301,142

TriNet Group, Inc.*	2,859	178,230

TrueBlue, Inc.*	1,091	26,359

TTEC Holdings, Inc.	4,259	155,283

UniFirst Corp.	2,196	347,253

Universal Technical Institute, Inc.*	3,744	12,692

		6,290,184

Technology Hardware & Equipment — 4.9%

3D Systems Corp.* (a)	7,883	83,875

Acacia Communications, Inc.*	3,068	177,576

ADTRAN, Inc.	11,730	201,052

Advanced Energy Industries, Inc.*	2,894	167,157

Agilysys, Inc.* (a)	3,570	68,294

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

Amkor Technology, Inc.*	13,768	124,738

Applied Optoelectronics, Inc.* (a)	2,111	26,430

Axcelis Technologies, Inc.*	4,279	91,100

Brooks Automation, Inc.	5,188	194,602

Cabot Microelectronics Corp.	4,207	531,134

CalAmp Corp.*	4,238	61,917

Casa Systems, Inc.*	7,971	76,442

CEVA, Inc.*	3,343	84,210

Ciena Corp.*	5,719	219,381

Cirrus Logic, Inc.*	2,248	106,960

Cohu, Inc.	5,313	78,792

Comtech Telecommunications Corp.	5,327	125,344

Cray, Inc.*	4,120	108,191

Cree, Inc.* (a)	4,898	323,709

Diodes, Inc.*	5,323	193,864

DSP Group, Inc.*	1,553	22,192

Electronics For Imaging, Inc.*	3,617	134,516

Entegris, Inc.	7,000	286,020

Finisar Corp.*	4,808	115,921

Harmonic, Inc.*	8,792	49,763

Ichor Holdings Ltd.* (a)	4,889	123,105

Infinera Corp.*	5,658	24,556

Inseego Corp.* (a)	39,618	181,054

Insight Enterprises, Inc.*	6,747	381,745

InterDigital, Inc.	2,649	173,218

Lattice Semiconductor Corp.*	18,880	244,496

Loral Space & Communications, Inc.*	3,038	111,859

Lumentum Holdings, Inc.*	1,868	115,760

MaxLinear, Inc.*	3,100	83,421

Nanometrics, Inc.*	6,966	207,517

NeoPhotonics Corp.*	8,116	55,432

NETGEAR, Inc.*	2,635	81,764

PC Connection, Inc.	3,398	126,270

Photronics, Inc.*	7,782	72,684

Pitney Bowes, Inc.	20,633	146,701

Plantronics, Inc.	3,428	176,473

Power Integrations, Inc.	2,853	225,444

Rambus, Inc.*	11,013	126,209

Ribbon Communications, Inc.*	1,005	5,387

ScanSource, Inc.*	3,224	121,384

Semtech Corp.*	3,753	202,174

Silicon Laboratories, Inc.*	2,410	259,461

SMART Global Holdings, Inc.*	3,637	79,068

Stratasys Ltd.*	6,660	154,845

Synaptics, Inc.*	4,348	163,789

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware & Equipment — continued

SYNNEX Corp.	1,924	207,561

Systemax, Inc.	1,800	40,878

Tech Data Corp.*	1,990	212,154

Ultra Clean Holdings, Inc.*	4,552	54,487

ViaSat, Inc.*	3,380	306,971

Viavi Solutions, Inc.*	18,689	248,564

Vocera Communications, Inc.*	3,248	103,449

Xperi Corp.	8,450	209,983

		8,681,043

Tobacco — 0.8%

Pyxus International, Inc.*	4,701	107,324

Universal Corp.	10,750	578,995

Vector Group Ltd.	82,936	790,380

		1,476,699

Travel & Leisure — 4.0%

Allegiant Travel Co.	947	139,095

AMC Entertainment Holdings, Inc., Class A (a)	14,408	218,425

Avis Budget Group, Inc.*	3,541	125,883

Biglari Holdings, Inc., Class A*	197	145,189

Biglari Holdings, Inc., Class B*	170	23,686

BJ’s Restaurants, Inc.	3,419	170,642

Bloomin’ Brands, Inc.	7,235	144,628

Boyd Gaming Corp.	7,569	217,836

Brinker International, Inc.	5,765	246,569

Cheesecake Factory, Inc. (The)	6,202	307,743

Churchill Downs, Inc.	3,554	358,421

Chuy’s Holdings, Inc.*	3,089	61,440

Cracker Barrel Old Country Store, Inc. (a)	1,760	296,982

Dave & Buster’s Entertainment, Inc.	3,095	175,920

Dine Brands Global, Inc.	2,306	204,450

Dover Motorsports, Inc.	6,343	13,701

El Pollo Loco Holdings, Inc.*	8,745	111,761

Eldorado Resorts, Inc.*	3,749	185,088

Fiesta Restaurant Group, Inc.*	2,440	30,890

Hawaiian Holdings, Inc.	3,416	96,365

Hertz Global Holdings, Inc.*	7,111	129,278

Luby’s, Inc.*	8,019	11,628

Marcus Corp. (The)	1,883	70,838

Marriott Vacations Worldwide Corp.	2,604	275,061

Noodles & Co.*	3,672	26,255

Penn National Gaming, Inc.*	9,983	216,332

Planet Fitness, Inc., Class A*	5,415	409,916

Red Robin Gourmet Burgers, Inc.*	7,407	237,246

Red Rock Resorts, Inc., Class A	6,468	174,507

INVESTMENTS	SHARES	VALUE($)

Travel & Leisure — continued

Ruth’s Hospitality Group, Inc. (a)	5,030	130,679

SeaWorld Entertainment, Inc.*	7,588	201,993

Shake Shack, Inc., Class A*	3,921	240,357

SkyWest, Inc.	4,908	302,284

Spirit Airlines, Inc.*	3,337	181,466

Texas Roadhouse, Inc.	5,630	304,076

Travelport Worldwide Ltd.	12,813	200,908

Travelzoo*	693	12,176

Wingstop, Inc.	4,187	315,155

World Wrestling Entertainment, Inc., Class A (a)	2,782	233,271

		6,948,140

Total Common Stocks (Cost $167,837,752)		173,702,635

	NO. OF RIGHTS
Rights — 0.0% (b)

Chemicals — 0.0% (b)

Schuman, Inc., CVR*‡	5,865	—

Media — 0.0% (b)

Media General, Inc., CVR*‡	1,533

Total Rights (Cost $—)		—

	SHARES
Short-Term Investments — 0.2%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (c) (d) (Cost $388,121)	388,121	388,121

Investment Of Cash Collateral From Securities Loaned — 4.7%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	2,001,400	2,001,600

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	6,174,964	6,174,964

Total Investment Of Cash Collateral From Securities Loaned (Cost $8,176,164)		8,176,564

Total Investments — 104.7% (Cost $176,402,037)		182,267,320

Liabilities in Excess of Other Assets — (4.7%)		(8,160,391)

NET ASSETS — 100.0%		174,106,929

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Abbreviations

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $7,819,428.
(b)	— Amount rounds to less than 0.1% of net assets.

(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Russell 2000 E-Mini Index	4	06/2019	USD	318,680	5,167

					5,167

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan U.S Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.6%

Lockheed Martin Corp.	544	181,331

Automobiles & Parts — 2.3%

Ford Motor Co.	19,386	202,584

General Motors Co.	4,381	170,640

Genuine Parts Co.	1,655	169,704

Harley-Davidson, Inc.	3,632	135,219

		678,147

Banks — 1.1%

New York Community Bancorp, Inc.	14,385	167,298

PacWest Bancorp	1,405	55,568

People’s United Financial, Inc.	6,780	117,226

		340,092

Beverages — 1.9%

Coca-Cola Co. (The)	3,674	180,246

Keurig Dr Pepper, Inc.	5,564	161,746

Molson Coors Brewing Co., Class B	811	52,058

PepsiCo, Inc.	1,515	193,996

		588,046

Chemicals — 6.5%

Air Products & Chemicals, Inc.	995	204,761

Cabot Corp.	466	21,147

Celanese Corp.	274	29,562

CF Industries Holdings, Inc.	4,263	190,897

Chemours Co. (The)	1,695	61,037

Dow, Inc.*	942	53,440

DowDuPont, Inc.	2,827	108,698

Eastman Chemical Co.	2,110	166,437

Huntsman Corp.	7,257	161,396

International Flavors & Fragrances, Inc.	1,167	160,801

Linde plc (United Kingdom)	1,047	188,732

LyondellBasell Industries NV, Class A	1,953	172,313

Olin Corp.	6,744	146,277

RPM International, Inc.	2,389	144,893

Scotts Miracle-Gro Co. (The)	2,196	186,704

		1,997,095

Construction & Materials — 0.6%

MDU Resources Group, Inc.	6,441	168,432

Electricity — 12.2%

AES Corp.	10,442	178,767

Alliant Energy Corp.	3,922	185,236

American Electric Power Co., Inc.	2,223	190,178

Avangrid, Inc.	2,384	122,085

CMS Energy Corp.	3,310	183,870

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

Consolidated Edison, Inc.	2,185	188,260

Dominion Energy, Inc.	2,365	184,162

DTE Energy Co.	1,446	181,777

Edison International	3,006	191,693

Entergy Corp.	1,929	186,920

Evergy, Inc.	3,212	185,718

Eversource Energy	2,580	184,883

Exelon Corp.	3,715	189,279

FirstEnergy Corp.	4,419	185,731

Hawaiian Electric Industries, Inc.	3,113	129,127

NextEra Energy, Inc.	820	159,441

Pinnacle West Capital Corp.	1,920	182,918

PPL Corp.	5,600	174,776

Public Service Enterprise Group, Inc.	3,065	182,827

Southern Co. (The)	3,634	193,401

Xcel Energy, Inc.	3,285	185,602

		3,746,651

Electronic & Electrical Equipment — 1.2%

Emerson Electric Co.	2,466	175,062

Hubbell, Inc.	1,370	174,812

		349,874

Financial Services — 0.6%

BGC Partners, Inc., Class A	9,219	49,783

Invesco Ltd.	4,507	99,019

Lazard Ltd., Class A	1,012	39,346

		188,148

Fixed Line Telecommunications — 2.1%

AT&T, Inc.	5,894	182,478

CenturyLink, Inc.	13,640	155,769

Verizon Communications, Inc.	3,135	179,291

Zayo Group Holdings, Inc.*	4,128	129,165

		646,703

Food & Drug Retailers — 0.6%

Sysco Corp.	2,502	176,066

Food Producers — 3.2%

Archer-Daniels-Midland Co.	1,208	53,877

Campbell Soup Co.	4,471	172,983

Conagra Brands, Inc.	4,484	138,017

Flowers Foods, Inc.	7,813	169,855

General Mills, Inc.	3,597	185,137

JM Smucker Co. (The)	98	12,018

Kellogg Co.	2,363	142,489

Kraft Heinz Co. (The)	3,399	112,983

		987,359

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Forestry & Paper — 1.2%

Domtar Corp.	3,532	172,715

International Paper Co.	3,929	183,917

		356,632

Gas, Water & Multiutilities — 4.0%

Ameren Corp.	2,527	183,890

CenterPoint Energy, Inc.	5,972	185,132

Duke Energy Corp.	2,017	183,789

National Fuel Gas Co.	2,654	157,143

NiSource, Inc.	5,906	164,069

Sempra Energy	1,497	191,541

WEC Energy Group, Inc.	2,362	185,252

		1,250,816

General Industrials — 3.0%

3M Co.	849	160,894

Bemis Co., Inc.	639	36,691

Eaton Corp. plc	2,260	187,173

General Electric Co.	12,232	124,399

Packaging Corp. of America	1,498	148,542

Sonoco Products Co.	3,105	195,801

Westrock Co.	2,410	92,496

		945,996

General Retailers — 4.6%

Foot Locker, Inc.	3,022	172,888

Gap, Inc. (The)	5,910	154,133

H&R Block, Inc.	6,155	167,477

Home Depot, Inc. (The)	971	197,793

Kohl’s Corp.	2,378	169,076

L Brands, Inc.	5,708	146,353

Macy’s, Inc.	5,997	141,169

Nordstrom, Inc.	2,335	95,782

Target Corp.	2,162	167,382

		1,412,053

Health Care Equipment & Services — 1.5%

Becton Dickinson and Co.	8	1,926

Medtronic plc	1,888	167,673

Quest Diagnostics, Inc.	1,624	156,521

ResMed, Inc.	1,398	146,105

		472,225

Household Goods & Home Construction — 2.9%

Clorox Co. (The)	1,100	175,703

Leggett & Platt, Inc.	3,913	154,016

Newell Brands, Inc.	7,151	102,831

Procter & Gamble Co. (The)	1,864	198,479

INVESTMENTS	SHARES	VALUE($)

Household Goods & Home Construction — continued

Stanley Black & Decker, Inc.	489	71,688

Whirlpool Corp.	1,192	165,473

		868,190

Industrial Engineering — 1.5%

Caterpillar, Inc.	1,238	172,602

Cummins, Inc.	1,077	179,094

Rockwell Automation, Inc.	192	34,696

Timken Co. (The)	1,315	63,054

		449,446

Industrial Metals & Mining — 1.6%

Nucor Corp.	2,973	169,669

Reliance Steel & Aluminum Co.	2,016	185,392

Southern Copper Corp. (Peru)	3,236	124,327

		479,388

Industrial Transportation — 0.9%

Macquarie Infrastructure Corp.	3,600	145,836

United Parcel Service, Inc., Class B	1,181	125,446

		271,282

Leisure Goods — 1.2%

Garmin Ltd.	2,143	183,741

Hasbro, Inc.	1,684	171,532

		355,273

Media — 0.8%

Nielsen Holdings plc	5,974	152,516

Viacom, Inc., Class B	2,938	84,938

		237,454

Mobile Telecommunications — 1.3%

Sprint Corp.*	10,505	58,618

Telephone & Data Systems, Inc.	5,090	162,269

T-Mobile US, Inc.*	2,495	182,110

		402,997

Nonlife Insurance — 0.6%

Old Republic International Corp.	8,061	180,244

Oil & Gas Producers — 2.4%

Chevron Corp.	1,534	184,172

Exxon Mobil Corp.	1,521	122,106

Murphy Oil Corp.	2,259	61,535

Occidental Petroleum Corp.	2,280	134,246

PBF Energy, Inc., Class A	3,186	106,986

Targa Resources Corp.	3,695	148,354

		757,399

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan U.S Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil Equipment, Services & Distribution — 2.9%

Helmerich & Payne, Inc.	2,767	161,925

Kinder Morgan, Inc.	4,120	81,865

Nabors Industries Ltd.	13,730	48,055

OGE Energy Corp.	3,677	155,684

ONEOK, Inc.	2,675	181,713

Schlumberger Ltd.	1,262	53,862

Williams Cos., Inc. (The)	6,104	172,926

		856,030

Personal Goods — 2.9%

Coty, Inc., Class A	15,856	171,562

Hanesbrands, Inc.	9,526	172,135

Kimberly-Clark Corp.	1,518	194,881

Nu Skin Enterprises, Inc., Class A	812	41,306

Tapestry, Inc.	3,862	124,627

VF Corp.	2,047	193,257

		897,768

Pharmaceuticals & Biotechnology — 5.2%

Abbott Laboratories	2,343	186,409

AbbVie, Inc.	1,794	142,426

Amgen, Inc.	884	158,519

Bristol-Myers Squibb Co.	2,923	135,715

Cardinal Health, Inc.	2,219	108,088

Eli Lilly & Co.	1,427	167,016

Gilead Sciences, Inc.	2,379	154,730

Johnson & Johnson	1,285	181,442

Merck & Co., Inc.	2,253	177,334

Pfizer, Inc.	4,033	163,780

		1,575,459

Real Estate Investment Trusts — 15.4%

AGNC Investment Corp.	9,859	175,392

Annaly Capital Management, Inc.	14,978	151,128

Apple Hospitality REIT, Inc.	5,853	96,282

Brandywine Realty Trust	9,401	144,681

Brixmor Property Group, Inc.	8,513	152,213

Chimera Investment Corp.	7,400	141,858

Colony Capital, Inc.	5,090	26,163

Corporate Office Properties Trust	1,109	30,919

Digital Realty Trust, Inc.	1,516	178,448

Duke Realty Corp.	3,848	119,750

EPR Properties	1,446	114,032

Gaming and Leisure Properties, Inc.	4,403	177,793

HCP, Inc.	4,673	139,162

Healthcare Trust of America, Inc., Class A	848	23,388

Hospitality Properties Trust	4,894	127,244

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

Iron Mountain, Inc.	4,466	145,056

Kimco Realty Corp.	9,270	161,205

Liberty Property Trust	3,798	188,533

Macerich Co. (The)	3,409	136,837

Medical Properties Trust, Inc.	4,180	72,983

MFA Financial, Inc.	18,737	140,715

National Retail Properties, Inc.	2,647	139,285

New Residential Investment Corp.	8,988	151,088

Omega Healthcare Investors, Inc.	4,793	169,624

Outfront Media, Inc.	4,422	105,376

Park Hotels & Resorts, Inc.	4,237	135,923

Rayonier, Inc.	3,347	106,401

Retail Value, Inc.	386	12,931

Senior Housing Properties Trust	8,139	65,356

SITE Centers Corp.	6,440	85,266

Spirit Realty Capital, Inc.	4,483	181,382

Starwood Property Trust, Inc.	7,615	175,526

Two Harbors Investment Corp.	10,841	150,256

Uniti Group, Inc.	8,511	93,536

Ventas, Inc.	834	50,966

VEREIT, Inc.	20,032	165,464

Welltower, Inc.	1,844	137,433

WP Carey, Inc.	2,238	177,518

		4,747,113

Software & Computer Services — 1.2%

International Business Machines Corp.	1,099	154,157

Microsoft Corp.	1,719	224,501

		378,658

Support Services — 1.6%

Paychex, Inc.	2,339	197,201

Waste Management, Inc.	1,184	127,091

Xerox Corp.	5,032	167,868

		492,160

Technology Hardware & Equipment — 4.5%

Analog Devices, Inc.	1,687	196,097

Cypress Semiconductor Corp.	10,264	176,335

HP, Inc.	1,990	39,700

Intel Corp.	3,465	176,854

KLA-Tencor Corp.	1,559	198,741

Maxim Integrated Products, Inc.	2,973	178,380

Microchip Technology, Inc.	1,552	155,029

QUALCOMM, Inc.	2,274	195,860

Xilinx, Inc.	616	74,006

		1,391,002

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Tobacco — 1.2%

Altria Group, Inc.	3,295	179,017

Philip Morris International, Inc.	2,093	181,170

		360,187

Travel & Leisure — 4.5%

Cinemark Holdings, Inc.	3,685	154,954

Copa Holdings SA, Class A (Panama)	1,575	131,134

Darden Restaurants, Inc.	1,605	188,748

Extended Stay America, Inc.	7,899	141,471

International Game Technology plc	6,086	89,038

Las Vegas Sands Corp.	2,446	164,004

McDonald’s Corp.	951	187,889

Six Flags Entertainment Corp.	2,674	141,963

Wendy’s Co. (The)	5,695	105,984

Wyndham Destinations, Inc.	2,007	87,425

		1,392,610

Total Common Stocks (Cost $28,921,461)		30,578,326

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a) (b) (Cost $33,272)	33,272	33,272

Total Investments — 99.9% (Cost $28,954,733)		30,611,598

Other Assets Less Liabilities — 0.1%		19,107

NET ASSETS — 100.0%		30,630,705

Percentages indicated are based on net assets.

(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Russell 1000 E-Mini Index	1	06/2019	USD	81,635	4,305

					4,305

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.9%

Lockheed Martin Corp.	642	213,998

Raytheon Co.	1,043	185,226

		399,224

Automobiles & Parts — 0.5%

Genuine Parts Co.	2,178	223,332

Banks — 0.7%

TFS Financial Corp.	3,838	63,864

US Bancorp	3,743	199,577

		263,441

Beverages — 2.5%

Brown-Forman Corp., Class B	3,107	165,572

Coca-Cola Co. (The)	5,227	256,437

Constellation Brands, Inc., Class A	841	178,014

Molson Coors Brewing Co., Class B	2,472	158,678

PepsiCo, Inc.	2,051	262,630

		1,021,331

Chemicals — 5.2%

Air Products & Chemicals, Inc.	1,267	260,736

Ashland Global Holdings, Inc.	2,870	231,121

Avery Dennison Corp.	1,405	155,463

Dow, Inc.*	127	7,205

DowDuPont, Inc.	403	15,495

Ecolab, Inc.	1,401	257,896

International Flavors & Fragrances, Inc.	1,538	211,921

Linde plc (United Kingdom)	1,367	246,415

NewMarket Corp.	224	93,986

PPG Industries, Inc.	1,938	227,715

RPM International, Inc.	3,585	217,430

Scotts Miracle-Gro Co. (The)	1,877	159,583

WR Grace & Co.	879	66,435

		2,151,401

Electricity — 10.9%

Alliant Energy Corp.	5,167	244,037

American Electric Power Co., Inc.	2,922	249,977

Avangrid, Inc.	2,942	150,660

CMS Energy Corp.	4,356	241,976

Consolidated Edison, Inc.	2,874	247,624

Dominion Energy, Inc.	3,197	248,950

DTE Energy Co.	1,918	241,112

Entergy Corp.	2,542	246,320

Evergy, Inc.	4,012	231,974

Eversource Energy	3,395	243,286

Exelon Corp.	4,877	248,483

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

FirstEnergy Corp.	5,248	220,573

Hawaiian Electric Industries, Inc.	3,268	135,557

NextEra Energy, Inc.	1,260	244,994

Pinnacle West Capital Corp.	2,528	240,843

PPL Corp.	6,900	215,349

Public Service Enterprise Group, Inc.	4,031	240,449

Southern Co. (The)	4,768	253,753

Vistra Energy Corp.	4,372	119,137

Xcel Energy, Inc.	4,321	244,137

		4,509,191

Electronic & Electrical Equipment — 0.6%

Hubbell, Inc.	1,038	132,449

Waters Corp.*	493	105,275

		237,724

Fixed Line Telecommunications — 1.9%

AT&T, Inc.	7,619	235,884

CenturyLink, Inc.	6,178	70,553

Verizon Communications, Inc.	4,167	238,311

Zayo Group Holdings, Inc.*	7,967	249,287

		794,035

Food & Drug Retailers — 1.4%

AmerisourceBergen Corp.	2,372	177,331

CVS Health Corp.	2,884	156,832

Sysco Corp.	3,509	246,928

		581,091

Food Producers — 6.9%

Archer-Daniels-Midland Co.	5,511	245,791

Campbell Soup Co.	3,603	139,400

Conagra Brands, Inc.	7,343	226,018

General Mills, Inc.	4,437	228,372

Hershey Co. (The)	2,142	267,429

Hormel Foods Corp.	5,286	211,123

Ingredion, Inc.	2,138	202,576

JM Smucker Co. (The)	1,690	207,245

Kellogg Co.	3,511	211,713

Kraft Heinz Co. (The)	3,260	108,362

Lamb Weston Holdings, Inc.	2,849	199,572

McCormick & Co., Inc. (Non-Voting)	1,593	245,274

Mondelez International, Inc., Class A	5,025	255,521

Tyson Foods, Inc., Class A	614	46,056

US Foods Holding Corp.*	1,450	52,998

		2,847,450

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Gas, Water & Multiutilities — 5.5%

Ameren Corp.	3,329	242,251

American Water Works Co., Inc.	2,330	252,083

Aqua America, Inc.	4,919	192,136

Atmos Energy Corp.	2,400	245,616

CenterPoint Energy, Inc.	7,251	224,781

Duke Energy Corp.	2,643	240,830

NiSource, Inc.	8,111	225,324

Sempra Energy	1,546	197,811

UGI Corp.	4,153	226,380

WEC Energy Group, Inc.	3,107	243,682

		2,290,894

General Industrials — 0.5%

3M Co.	964	182,688

Bemis Co., Inc.	839	48,176

		230,864

General Retailers — 5.7%

AutoZone, Inc.*	254	261,191

Bright Horizons Family Solutions, Inc.*	697	89,320

Copart, Inc.*	2,666	179,475

Costco Wholesale Corp.	1,036	254,369

Dollar Tree, Inc.*	1,066	118,625

Henry Schein, Inc.*	2,431	155,730

Home Depot, Inc. (The)	1,280	260,736

O’Reilly Automotive, Inc.*	342	129,471

Rollins, Inc.	1,830	70,766

Service Corp. International	2,355	97,992

Target Corp.	2,753	213,137

TJX Cos., Inc. (The)	4,388	240,813

Walmart, Inc.	2,397	246,507

		2,318,132

Health Care Equipment & Services — 12.6%

Anthem, Inc.	787	207,005

Baxter International, Inc.	3,191	243,473

Becton Dickinson and Co.	923	222,203

Bio-Rad Laboratories, Inc., Class A*	737	221,786

Cigna Corp.	1,072	170,276

Cooper Cos., Inc. (The)	814	235,995

DaVita, Inc.*	3,134	173,122

Dentsply Sirona, Inc.	3,360	171,797

Hill-Rom Holdings, Inc.	2,235	226,674

Humana, Inc.	512	130,770

IDEXX Laboratories, Inc.*	950	220,400

Intuitive Surgical, Inc.*	432	220,592

Laboratory Corp. of America Holdings*	1,367	218,611

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Services — continued

MEDNAX, Inc.*	3,164	88,497

Medtronic plc	2,358	209,414

Quest Diagnostics, Inc.	2,284	220,132

ResMed, Inc.	2,138	223,442

STERIS plc	1,810	237,074

Stryker Corp.	1,256	237,271

Teleflex, Inc.	817	233,809

Thermo Fisher Scientific, Inc.	911	252,757

UnitedHealth Group, Inc.	862	200,906

Varian Medical Systems, Inc.*	1,765	240,340

West Pharmaceutical Services, Inc.	1,652	204,501

Zimmer Biomet Holdings, Inc.	1,688	207,894

		5,218,741

Household Goods & Home Construction — 3.3%

Church & Dwight Co., Inc.	3,603	270,045

Clorox Co. (The)	1,442	230,331

Leggett & Platt, Inc.	4,561	179,521

Mohawk Industries, Inc.*	469	63,901

NVR, Inc.*	65	204,911

Procter & Gamble Co. (The)	2,406	256,191

Spectrum Brands Holdings, Inc.	298	18,348

Stanley Black & Decker, Inc.	875	128,275

		1,351,523

Industrial Engineering — 0.1%

Snap-on, Inc.	156	26,252

Industrial Transportation — 0.4%

United Parcel Service, Inc., Class B	1,686	179,087

Leisure Goods — 1.4%

Garmin Ltd.	2,397	205,519

Hasbro, Inc.	1,307	133,131

Pool Corp.	1,250	229,675

		568,325

Life Insurance — 0.4%

Aflac, Inc.	3,082	155,271

Media — 1.1%

Graham Holdings Co., Class B	70	52,040

Omnicom Group, Inc.	1,463	117,084

Walt Disney Co. (The)	2,101	287,774

		456,898

Mobile Telecommunications — 1.6%

Telephone & Data Systems, Inc.	6,506	207,411

T-Mobile US, Inc.*	3,282	239,553

United States Cellular Corp.*	3,995	192,160

		639,124

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Nonlife Insurance — 6.7%

Allstate Corp. (The)	2,239	221,795

American Financial Group, Inc.	1,979	204,886

Aon plc	288	51,880

Arch Capital Group Ltd.*	6,722	227,069

Arthur J Gallagher & Co.	1,241	103,772

Berkshire Hathaway, Inc., Class B*	1,180	255,718

Brown & Brown, Inc.	5,362	170,244

Chubb Ltd.	1,385	201,102

Cincinnati Financial Corp.	2,593	249,395

Everest Re Group Ltd.	583	137,297

Markel Corp.*	200	214,302

Marsh & McLennan Cos., Inc.	2,549	240,345

RenaissanceRe Holdings Ltd. (Bermuda)	1,453	225,738

White Mountains Insurance Group Ltd.	109	102,355

WR Berkley Corp.	2,532	155,212

		2,761,110

Oil & Gas Producers — 2.8%

Chevron Corp.	1,852	222,351

ConocoPhillips	2,431	153,445

EOG Resources, Inc.	367	35,250

Exxon Mobil Corp.	2,575	206,721

Occidental Petroleum Corp.	2,845	167,514

Phillips 66	2,136	201,361

Valero Energy Corp.	1,858	168,446

		1,155,088

Oil Equipment, Services & Distribution — 2.1%

Halliburton Co.	3,485	98,730

Kinder Morgan, Inc.	11,634	231,168

OGE Energy Corp.	5,574	236,003

ONEOK, Inc.	1,735	117,858

Schlumberger Ltd.	4,431	189,115

		872,874

Personal Goods — 3.0%

Colgate-Palmolive Co.	3,598	261,898

Estee Lauder Cos., Inc. (The), Class A	1,513	259,948

Kimberly-Clark Corp.	1,935	248,415

NIKE, Inc., Class B	2,763	242,674

VF Corp.	2,630	248,299

		1,261,234

Pharmaceuticals & Biotechnology — 5.8%

Abbott Laboratories	3,052	242,817

Amgen, Inc.	1,040	186,493

Bio-Techne Corp.	1,222	250,009

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals & Biotechnology — continued

Bristol-Myers Squibb Co.	2,927	135,901

Cardinal Health, Inc.	117	5,699

Eli Lilly & Co.	1,885	220,620

IQVIA Holdings, Inc.*	1,690	234,741

Johnson & Johnson	1,658	234,110

Merck & Co., Inc.	2,913	229,282

Pfizer, Inc.	5,244	212,959

QIAGEN NV*	4,066	158,411

Zoetis, Inc.	2,517	256,331

		2,367,373

Real Estate Investment Trusts — 5.5%

AGNC Investment Corp.	11,924	212,128

American Tower Corp.	1,344	262,483

Annaly Capital Management, Inc.	19,496	196,715

Apple Hospitality REIT, Inc.	7,564	124,428

Camden Property Trust	140	14,091

Chimera Investment Corp.	1,577	30,231

Crown Castle International Corp.	1,997	251,183

Equity Commonwealth	3,049	96,958

Equity LifeStyle Properties, Inc.	985	114,949

Federal Realty Investment Trust	1,198	160,352

Gaming and Leisure Properties, Inc.	4,660	188,171

MFA Financial, Inc.	9,362	70,309

National Retail Properties, Inc.	1,309	68,880

Regency Centers Corp.	726	48,765

Starwood Property Trust, Inc.	10,386	239,397

Two Harbors Investment Corp.	14,240	197,366

		2,276,406

Software & Computer Services — 3.9%

Amdocs Ltd.	3,355	184,794

ANSYS, Inc.*	1,299	254,344

CDK Global, Inc.	3,278	197,729

Cognizant Technology Solutions Corp., Class A	344	25,098

International Business Machines Corp.	901	126,383

Intuit, Inc.	959	240,767

Microsoft Corp.	2,116	276,350

Synopsys, Inc.*	2,329	281,995

		1,587,460

Support Services — 2.2%

Automatic Data Processing, Inc.	1,547	254,311

Jack Henry & Associates, Inc.	668	99,572

Paychex, Inc.	918	77,397

Republic Services, Inc.	2,786	230,736

Waste Management, Inc.	2,343	251,498

		913,514

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware & Equipment — 1.5%

Harris Corp.	1,360	229,160

Motorola Solutions, Inc.	1,508	218,524

Texas Instruments, Inc.	1,238	145,873

		593,557

Tobacco — 0.9%

Altria Group, Inc.	3,450	187,439

Philip Morris International, Inc.	2,188	189,393

		376,832

Travel & Leisure — 1.3%

Choice Hotels International, Inc.	484	40,191

McDonald’s Corp.	1,287	254,273

Yum! Brands, Inc.	2,506	261,602

		556,066

Total Common Stocks (Cost $37,402,128)		41,184,845

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.2%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a) (b) (Cost $74,511)	74,511	74,511

Total Investments — 100.0% (Cost $37,476,639)		41,259,356

Liabilities in Excess of Other Assets — 0.0% (c)		(418)

NET ASSETS — 100.0%		41,258,938

Percentages indicated are based on net assets.

Abbreviations

REIT	— Real Estate Investment Trust

(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	— The rate shown is the current yield as of April 30, 2019.
(c)	— Amount rounds to less than 0.1% of net assets.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 1000 E-Mini Index	1	06/2019	USD	81,635	4,305

					4,305

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Aerospace & Defense — 2.9%

Boeing Co. (The)	1,587	599,394

FLIR Systems, Inc.	1,630	86,292

HEICO Corp.	910	96,032

L3 Technologies, Inc.	508	111,039

Teledyne Technologies, Inc.*	407	101,144

TransDigm Group, Inc.*	302	145,721

		1,139,622

Alternative Energy — 0.1%

First Solar, Inc.*	466	28,673

Automobiles & Parts — 0.2%

Gentex Corp.	3,793	87,353

Banks — 1.7%

Commerce Bancshares, Inc.	616	37,225

First Republic Bank	845	89,249

Popular, Inc. (Puerto Rico)	1,037	59,845

SVB Financial Group*	382	96,157

TCF Financial Corp.	3,593	79,513

US Bancorp	4,030	214,879

Zions Bancorp NA	1,796	88,597

		665,465

Beverages — 0.7%

Coca-Cola Co. (The)	2,783	136,534

Monster Beverage Corp.*	2,191	130,584

		267,118

Chemicals — 2.2%

Air Products & Chemicals, Inc.	487	100,220

Ashland Global Holdings, Inc.	874	70,383

Avery Dennison Corp.	826	91,397

CF Industries Holdings, Inc.	2,336	104,606

Ecolab, Inc.	1,123	206,722

FMC Corp.	1,213	95,900

Mosaic Co. (The)	2,945	76,894

RPM International, Inc.	1,268	76,904

WR Grace & Co.	885	66,888

		889,914

Construction & Materials — 0.1%

Lennox International, Inc.	118	32,031

Electricity — 2.6%

AES Corp.	6,136	105,048

American Electric Power Co., Inc.	1,099	94,019

Avangrid, Inc.	907	46,448

DTE Energy Co.	824	103,585

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

Exelon Corp.	4,132	210,525

NextEra Energy, Inc.	1,628	316,548

NRG Energy, Inc.	2,579	106,178

Vistra Energy Corp.	3,949	107,610

		1,089,961

Electronic & Electrical Equipment — 0.6%

Keysight Technologies, Inc.*	1,390	120,972

Zebra Technologies Corp., Class A*	517	109,160

		230,132

Financial Services — 7.3%

American Express Co.	2,041	239,266

CME Group, Inc.	1,296	231,854

Credit Acceptance Corp.*	167	82,869

E*TRADE Financial Corp.	1,858	94,126

Element Solutions, Inc.*	3,337	36,240

Interactive Brokers Group, Inc., Class A	712	38,619

LPL Financial Holdings, Inc.	1,226	90,834

MarketAxess Holdings, Inc.	182	50,656

Mastercard, Inc., Class A	2,723	692,296

Moody’s Corp.	854	167,914

MSCI, Inc.	634	142,891

S&P Global, Inc.	1,021	225,294

Visa, Inc., Class A	5,033	827,576

		2,920,435

Fixed Line Telecommunications — 1.7%

Verizon Communications, Inc.	11,762	672,669

Food & Drug Retailers — 0.4%

Sysco Corp.	2,302	161,992

Food Producers — 1.4%

Archer-Daniels-Midland Co.	3,036	135,405

Herbalife Nutrition Ltd.*	1,152	60,883

Hormel Foods Corp.	2,462	98,332

Lamb Weston Holdings, Inc.	1,334	93,447

McCormick & Co., Inc. (Non-Voting)	803	123,638

TreeHouse Foods, Inc.*	904	60,550

		572,255

Gas, Water & Multiutilities — 0.4%

Ameren Corp.	412	29,981

Atmos Energy Corp.	978	100,089

		130,070

General Industrials — 0.7%

AptarGroup, Inc.	386	42,938

Ball Corp.	2,288	137,143

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Industrials — continued

Danaher Corp.	601	79,596

		259,677

General Retailers — 8.4%

Advance Auto Parts, Inc.	593	98,628

Amazon.com, Inc.*	394	759,049

Best Buy Co., Inc.	1,634	121,586

Bright Horizons Family Solutions, Inc.*	752	96,369

Burlington Stores, Inc.*	615	103,880

Copart, Inc.*	1,770	119,156

Costco Wholesale Corp.	1,145	281,132

frontdoor, Inc.*	471	16,598

Home Depot, Inc. (The)	3,173	646,340

Kohl’s Corp.	1,445	102,740

Netflix, Inc.*	1,308	484,666

O’Reilly Automotive, Inc.*	172	65,114

Rollins, Inc.	2,107	81,478

Ross Stores, Inc.	309	30,177

Service Corp. International	859	35,743

ServiceMaster Global Holdings, Inc.*	1,150	56,385

TJX Cos., Inc. (The)	4,680	256,838

		3,355,879

Health Care Equipment & Services — 8.3%

ABIOMED, Inc.*	308	85,442

Anthem, Inc.	905	238,042

Becton Dickinson and Co.	971	233,759

Boston Scientific Corp.*	5,560	206,387

Bruker Corp.	620	23,932

Centene Corp.*	2,081	107,296

Chemed Corp.	272	88,884

DexCom, Inc.*	763	92,376

Encompass Health Corp.	1,229	79,209

HCA Healthcare, Inc.	1,277	162,473

Hill-Rom Holdings, Inc.	556	56,390

Humana, Inc.	579	147,883

ICU Medical, Inc.*	298	67,795

IDEXX Laboratories, Inc.*	538	124,816

Insulet Corp.*	526	45,367

Intuitive Surgical, Inc.*	427	218,039

Masimo Corp.*	490	63,773

Molina Healthcare, Inc.*	726	94,111

Penumbra, Inc.*	317	42,637

ResMed, Inc.	1,019	106,496

STERIS plc	846	110,809

Teleflex, Inc.	370	105,887

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Services — continued

UnitedHealth Group, Inc.	2,601	606,215

WellCare Health Plans, Inc.*	394	101,790

West Pharmaceutical Services, Inc.	401	49,640

		3,259,448

Household Goods & Home Construction — 1.8%

Church & Dwight Co., Inc.	1,738	130,263

Procter & Gamble Co. (The)	3,520	374,810

PulteGroup, Inc.	2,761	86,861

Wayfair, Inc., Class A* (a)	608	98,587

		690,521

Industrial Engineering — 0.2%

Xylem, Inc.	1,063	88,654

Industrial Transportation — 1.4%

CSX Corp.	3,109	247,570

Norfolk Southern Corp.	1,130	230,542

Old Dominion Freight Line, Inc.	646	96,435

		574,547

Leisure Goods — 1.0%

Garmin Ltd.	1,202	103,060

Hasbro, Inc.	836	85,155

Pool Corp.	554	101,792

Take-Two Interactive Software, Inc.*	893	86,469

		376,476

Life Insurance — 0.0% (b)

Torchmark Corp.	115	10,081

Media — 0.5%

Cable One, Inc.	41	43,482

Dolby Laboratories, Inc., Class A	673	43,536

FactSet Research Systems, Inc.	145	40,001

Fox Corp., Class A*	1,416	55,210

Graham Holdings Co., Class B	36	26,763

		208,992

Mobile Telecommunications — 0.2%

Telephone & Data Systems, Inc.	1,292	41,189

T-Mobile US, Inc.*	548	39,998

		81,187

Nonlife Insurance — 5.1%

American Financial Group, Inc.	257	26,607

Aon plc	1,063	191,489

Arthur J Gallagher & Co.	1,419	118,657

Berkshire Hathaway, Inc., Class B*	3,777	818,514

Brown & Brown, Inc.	2,886	91,630

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Nonlife Insurance — continued

CNA Financial Corp.	311	14,409

First American Financial Corp.	735	41,939

Hanover Insurance Group, Inc. (The)	149	17,971

Marsh & McLennan Cos., Inc.	1,984	187,071

Old Republic International Corp.	1,684	37,654

Progressive Corp. (The)	2,588	202,252

Reinsurance Group of America, Inc.	572	86,664

Travelers Cos., Inc. (The)	1,142	164,163

		1,999,020

Oil & Gas Producers — 4.3%

Chevron Corp.	3,298	395,958

ConocoPhillips	1,339	84,518

Continental Resources, Inc.*	1,334	61,351

Diamondback Energy, Inc.	828	88,091

EOG Resources, Inc.	1,719	165,110

HollyFrontier Corp.	1,587	75,748

Marathon Petroleum Corp.	2,852	173,601

Occidental Petroleum Corp.	2,720	160,154

PBF Energy, Inc., Class A	1,856	62,324

Phillips 66	1,729	162,993

Targa Resources Corp.	1,802	72,350

Valero Energy Corp.	1,805	163,641

WPX Energy, Inc.*	5,119	71,103

		1,736,942

Oil Equipment, Services & Distribution — 0.7%

Kinder Morgan, Inc.	2,012	39,978

OGE Energy Corp.	1,372	58,091

ONEOK, Inc.	2,081	141,362

		239,431

Personal Goods — 3.0%

Columbia Sportswear Co.	815	81,475

Estee Lauder Cos., Inc. (The), Class A	1,055	181,260

Lululemon Athletica, Inc.*	755	133,144

NIKE, Inc., Class B	4,149	364,407

Nu Skin Enterprises, Inc., Class A	1,029	52,345

Ralph Lauren Corp.	685	90,132

Under Armour, Inc., Class A*	3,555	82,085

Under Armour, Inc., Class C*	3,780	78,322

VF Corp.	1,175	110,932

		1,174,102

Pharmaceuticals & Biotechnology — 3.9%

Bio-Techne Corp.	287	58,717

Eli Lilly & Co.	3,091	361,771

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals & Biotechnology — continued

Exact Sciences Corp.*	886	87,439

Illumina, Inc.*	256	79,872

IQVIA Holdings, Inc.*	651	90,424

Merck & Co., Inc.	7,835	616,693

Sarepta Therapeutics, Inc.*	700	81,858

Zoetis, Inc.	1,922	195,736

		1,572,510

Real Estate Investment Trusts — 5.0%

Alexandria Real Estate Equities, Inc.	772	109,925

Apartment Investment & Management Co., Class A	1,566	77,298

Chimera Investment Corp.	3,392	65,025

CoreSite Realty Corp.	331	36,215

CyrusOne, Inc.	1,002	55,801

EPR Properties	648	51,101

Equity LifeStyle Properties, Inc.	922	107,597

Equity Residential	1,993	152,305

HCP, Inc.	3,720	110,782

Life Storage, Inc.	533	50,790

Medical Properties Trust, Inc.	5,124	89,465

National Retail Properties, Inc.	1,870	98,399

Omega Healthcare Investors, Inc.	2,630	93,076

Prologis, Inc.	2,700	207,009

Realty Income Corp.	1,894	132,599

STORE Capital Corp.	2,836	94,496

Sun Communities, Inc.	554	68,186

Two Harbors Investment Corp.	989	13,707

UDR, Inc.	2,209	99,295

Welltower, Inc.	2,021	150,625

WP Carey, Inc.	1,304	103,433

		1,967,129

Software & Computer Services — 15.5%

2U, Inc.*	191	11,556

Adobe, Inc.*	1,552	448,916

Alphabet, Inc., Class A*	598	716,978

ANSYS, Inc.*	647	126,683

Arista Networks, Inc.*	403	125,853

Aspen Technology, Inc.*	651	79,363

Atlassian Corp. plc, Class A*	996	109,709

Autodesk, Inc.*	431	76,809

Cadence Design Systems, Inc.*	2,081	144,380

CDW Corp.	782	82,579

Citrix Systems, Inc.	1,023	103,282

EPAM Systems, Inc.*	603	108,154

Fortinet, Inc.*	1,244	116,214

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software & Computer Services — continued

GoDaddy, Inc., Class A*	1,399	114,019

IAC/InterActiveCorp*	552	124,112

Intuit, Inc.	964	242,022

Leidos Holdings, Inc.	194	14,255

Match Group, Inc.	1,506	90,962

Microsoft Corp.	6,589	860,523

Nutanix, Inc., Class A*	1,702	73,509

Okta, Inc.*	1,121	116,618

Palo Alto Networks, Inc.*	547	136,110

Paycom Software, Inc.*	543	109,974

PTC, Inc.*	1,103	99,788

RealPage, Inc.*	1,096	71,470

Red Hat, Inc.*	867	158,254

RingCentral, Inc., Class A*	899	104,617

salesforce.com, Inc.*	2,357	389,730

ServiceNow, Inc.*	792	215,036

SS&C Technologies Holdings, Inc.	440	29,770

Synopsys, Inc.*	1,132	137,063

Tableau Software, Inc., Class A*	761	92,697

Twilio, Inc., Class A*	854	117,118

Veeva Systems, Inc., Class A*	971	135,814

VeriSign, Inc.*	696	137,425

VMware, Inc., Class A	631	128,806

Workday, Inc., Class A*	746	153,400

Zendesk, Inc.*	1,235	108,408

		6,211,976

Support Services — 7.3%

Automatic Data Processing, Inc.	1,651	271,408

Booz Allen Hamilton Holding Corp.	1,791	106,188

Broadridge Financial Solutions, Inc.	893	105,490

Cintas Corp.	592	128,547

CoStar Group, Inc.*	260	129,025

Euronet Worldwide, Inc.*	478	71,647

Fair Isaac Corp.*	381	106,585

Fidelity National Information Services, Inc.	477	55,299

Fiserv, Inc.*	1,955	170,554

Jack Henry & Associates, Inc.	704	104,938

PayPal Holdings, Inc.*	3,770	425,143

Republic Services, Inc.	1,509	124,975

Robert Half International, Inc.	1,319	81,897

Square, Inc., Class A*	1,698	123,648

Total System Services, Inc.	1,276	130,458

TransUnion	973	67,769

Verisk Analytics, Inc.	1,009	142,410

Waste Management, Inc.	1,867	200,404

INVESTMENTS	SHARES	VALUE($)

Support Services — continued

WEX, Inc.*	529	111,249

Worldpay, Inc., Class A*	1,166	136,667

WW Grainger, Inc.	344	97,008

		2,891,309

Technology Hardware & Equipment — 6.1%

Advanced Micro Devices, Inc.*	5,739	158,569

Apple, Inc.	3,275	657,194

Cisco Systems, Inc.	8,752	489,674

F5 Networks, Inc.*	582	91,316

Harris Corp.	764	128,734

KLA-Tencor Corp.	623	79,420

Motorola Solutions, Inc.	967	140,128

NetApp, Inc.	1,605	116,924

Texas Instruments, Inc.	2,838	334,401

Ubiquiti Networks, Inc. (a)	516	87,952

Xilinx, Inc.	1,286	154,500

		2,438,812

Travel & Leisure — 4.2%

Chipotle Mexican Grill, Inc.*	189	130,039

Choice Hotels International, Inc.	530	44,011

Darden Restaurants, Inc.	982	115,483

Domino’s Pizza, Inc.	371	100,385

Hilton Worldwide Holdings, Inc.	1,436	124,918

Hyatt Hotels Corp., Class A	1,010	77,497

Live Nation Entertainment, Inc.*	1,675	109,445

McDonald’s Corp.	2,287	451,843

TripAdvisor, Inc.*	1,416	75,374

United Continental Holdings, Inc.*	1,091	96,946

Vail Resorts, Inc.	366	83,759

Wendy’s Co. (The)	4,178	77,753

Yum China Holdings, Inc. (China)	2,734	129,974

Yum! Brands, Inc.	599	62,530

		1,679,957

Total Common Stocks (Cost $33,568,609)		39,704,340

Short-Term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (c) (d) (Cost $58,474)	58,474	58,474

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Investment Of Cash Collateral From Securities Loaned — 0.5%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d) (Cost $183,685)	183,685	183,685

Total Investments — 100.5% (Cost $33,810,768)		39,946,499

Liabilities in Excess of Other Assets — (0.5%)		(197,644)

NET ASSETS — 100.0%		39,748,855

Percentages indicated are based on net assets.

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $180,731.
(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Russell 1000 E-Mini Index	1	06/2019	USD	81,635	2,755

					2,755

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Aerospace & Defense — 2.0%

Boeing Co. (The)	2,022	763,689

Raytheon Co.	1,435	254,842

Spirit AeroSystems Holdings, Inc., Class A	49	4,258

		1,022,789

Banks — 1.2%

Bank of Hawaii Corp.	1,355	111,625

Commerce Bancshares, Inc.	1,930	116,630

US Bancorp	7,177	382,677

		610,932

Beverages — 2.6%

Brown-Forman Corp., Class B	1,839	98,000

Coca-Cola Co. (The)	10,430	511,696

Monster Beverage Corp.*	2,299	137,021

PepsiCo, Inc.	4,707	602,731

		1,349,448

Chemicals — 2.0%

Air Products & Chemicals, Inc.	1,144	235,424

Linde plc (United Kingdom)	2,482	447,405

LyondellBasell Industries NV, Class A	1,851	163,314

NewMarket Corp.	104	43,636

PPG Industries, Inc.	1,443	169,553

Versum Materials, Inc.	579	30,212

		1,089,544

Construction & Materials — 0.3%

AO Smith Corp.	1,018	53,516

Watsco, Inc.	605	95,874

		149,390

Electricity — 1.7%

Exelon Corp.	4,040	205,838

NextEra Energy, Inc.	1,663	323,354

NRG Energy, Inc.	3,393	139,690

PG&E Corp.*	3,398	76,523

Pinnacle West Capital Corp.	1,448	137,951

		883,356

Electronic & Electrical Equipment — 1.5%

Agilent Technologies, Inc.	1,979	155,352

Allegion plc	545	54,081

Emerson Electric Co.	3,248	230,576

Mettler-Toledo International, Inc.*	212	157,995

Waters Corp.*	673	143,712

		741,716

INVESTMENTS	SHARES	VALUE($)

Financial Services — 7.3%

American Express Co.	3,179	372,674

Cboe Global Markets, Inc.	1,049	106,589

Eaton Vance Corp.	2,770	115,149

Franklin Resources, Inc.	2,273	78,623

Mastercard, Inc., Class A	3,469	881,959

Moody’s Corp.	1,153	226,703

MSCI, Inc.	621	139,961

Nasdaq, Inc.	1,487	137,101

S&P Global, Inc.	1,366	301,422

SEI Investments Co.	2,308	125,671

T. Rowe Price Group, Inc.	1,297	139,427

Visa, Inc., Class A	6,738	1,107,929

Western Union Co. (The)	6,405	124,513

		3,857,721

Fixed Line Telecommunications — 1.9%

AT&T, Inc.	12,889	399,043

Verizon Communications, Inc.	10,287	588,314

		987,357

Food Producers — 0.4%

Hershey Co. (The)	1,032	128,845

Hormel Foods Corp.	2,481	99,091

		227,936

Gas, Water & Multiutilities — 1.4%

Ameren Corp.	2,085	151,726

CenterPoint Energy, Inc.	4,227	131,037

National Fuel Gas Co.	1,937	114,690

UGI Corp.	2,413	131,532

WEC Energy Group, Inc.	2,401	188,310

		717,295

General Industrials — 1.8%

3M Co.	2,147	406,878

Honeywell International, Inc.	2,930	508,736

		915,614

General Retailers — 7.3%

Burlington Stores, Inc.*	805	135,972

Copart, Inc.*	2,208	148,642

Costco Wholesale Corp.	1,805	443,182

eBay, Inc.	5,667	219,596

Foot Locker, Inc.	1,943	111,159

H&R Block, Inc.	4,837	131,615

Home Depot, Inc. (The)	4,352	886,502

Kohl’s Corp.	501	35,621

Lowe’s Cos., Inc.	3,749	424,162

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Retailers — continued

Nordstrom, Inc.	1,972	80,892

O’Reilly Automotive, Inc.*	537	203,292

Ross Stores, Inc.	2,316	226,180

Target Corp.	2,884	223,279

Tiffany & Co.	1,107	119,357

TJX Cos., Inc. (The)	6,237	342,287

Tractor Supply Co.	390	40,365

Williams-Sonoma, Inc.	1,451	82,954

		3,855,057

Health Care Equipment & Services — 1.7%

Edwards Lifesciences Corp.*	1,305	229,771

IDEXX Laboratories, Inc.*	675	156,600

Intuitive Surgical, Inc.*	407	207,827

ResMed, Inc.	1,252	130,847

Varian Medical Systems, Inc.*	1,049	142,842

		867,887

Household Goods & Home Construction — 1.0%

Church & Dwight Co., Inc.	1,295	97,060

Clorox Co. (The)	906	144,716

Leggett & Platt, Inc.	1,349	53,097

Procter & Gamble Co. (The)	2,065	219,881

		514,754

Industrial Engineering — 2.2%

Allison Transmission Holdings, Inc.	2,379	111,480

Donaldson Co., Inc.	1,733	92,785

Graco, Inc.	2,660	136,325

IDEX Corp.	901	141,150

Illinois Tool Works, Inc.	1,809	281,535

Lincoln Electric Holdings, Inc.	1,122	97,917

Rockwell Automation, Inc.	947	171,132

Toro Co. (The)	1,759	128,671

		1,160,995

Industrial Metals & Mining — 0.1%

Southern Copper Corp. (Peru)	1,480	56,862

Industrial Transportation — 1.5%

Landstar System, Inc.	945	102,967

Union Pacific Corp.	3,047	539,441

United Parcel Service, Inc., Class B	1,383	146,902

		789,310

Leisure Goods — 0.1%

Electronic Arts, Inc.*	398	37,671

INVESTMENTS	SHARES	VALUE($)

Life Insurance — 0.7%

Aflac, Inc.	4,613	232,403

Torchmark Corp.	1,564	137,100

		369,503

Media — 1.4%

Cable One, Inc.	53	56,208

Dolby Laboratories, Inc., Class A	1,587	102,663

FactSet Research Systems, Inc.	552	152,280

Omnicom Group, Inc.	1,913	153,097

Sirius XM Holdings, Inc. (a)	22,548	131,004

Walt Disney Co. (The)	870	119,164

		714,416

Mining — 0.2%

Newmont Goldcorp Corp.	2,818	87,527

Nonlife Insurance — 4.7%

Allstate Corp. (The)	2,115	209,512

American Financial Group, Inc.	1,249	129,309

Aon plc	1,420	255,799

Arch Capital Group Ltd.*	3,506	118,433

Arthur J Gallagher & Co.	1,871	156,453

Brown & Brown, Inc.	4,169	132,366

Chubb Ltd.	1,559	226,367

Cincinnati Financial Corp.	52	5,001

Erie Indemnity Co., Class A	517	97,878

Hartford Financial Services Group, Inc. (The)	1,786	93,426

Marsh & McLennan Cos., Inc.	2,836	267,406

Old Republic International Corp.	2,825	63,167

Progressive Corp. (The)	3,395	265,319

Reinsurance Group of America, Inc.	441	66,816

Travelers Cos., Inc. (The)	1,436	206,425

WR Berkley Corp.	2,278	139,641

		2,433,318

Oil & Gas Producers — 4.3%

Cabot Oil & Gas Corp.	5,306	137,372

Chevron Corp.	4,467	536,308

ConocoPhillips	5,381	339,649

Exxon Mobil Corp.	8,931	716,981

Marathon Petroleum Corp.	2,635	160,392

Occidental Petroleum Corp.	3,521	207,317

Phillips 66	1,724	162,521

		2,260,540

Oil Equipment, Services & Distribution — 0.6%

Halliburton Co.	1,226	34,732

RPC, Inc. (a)	4,302	44,268

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil Equipment, Services & Distribution — continued

Schlumberger Ltd.	5,073	216,516

		295,516

Personal Goods — 2.6%

Capri Holdings Ltd.*	1,270	55,982

Carter’s, Inc.	578	61,216

Colgate-Palmolive Co.	3,705	269,687

Estee Lauder Cos., Inc. (The), Class A	722	124,047

Kimberly-Clark Corp.	1,692	217,219

NIKE, Inc., Class B	5,328	467,958

Nu Skin Enterprises, Inc., Class A	508	25,842

VF Corp.	1,555	146,807

		1,368,758

Pharmaceuticals & Biotechnology — 10.4%

AbbVie, Inc.	6,173	490,074

Amgen, Inc.	2,718	487,392

Biogen, Inc.*	970	222,363

Bio-Techne Corp.	456	93,293

Bristol-Myers Squibb Co.	6,166	286,287

Eli Lilly & Co.	3,388	396,532

Gilead Sciences, Inc.	4,826	313,883

Ionis Pharmaceuticals, Inc.*	1,455	108,150

Johnson & Johnson	6,995	987,694

Merck & Co., Inc.	9,700	763,487

Nektar Therapeutics*	765	24,495

Pfizer, Inc.	19,975	811,185

Regeneron Pharmaceuticals, Inc.*	363	124,560

United Therapeutics Corp.*	721	73,953

Vertex Pharmaceuticals, Inc.*	1,397	236,065

Zoetis, Inc.	243	24,747

		5,444,160

Real Estate Investment Trusts — 4.9%

AGNC Investment Corp.	7,233	128,675

American Tower Corp.	2,095	409,154

Annaly Capital Management, Inc.	14,034	141,603

Brookfield Property REIT, Inc., Class A	2,886	60,115

Camden Property Trust	711	71,562

Chimera Investment Corp.	6,035	115,691

Equity LifeStyle Properties, Inc.	1,214	141,674

Equity Residential	1,515	115,776

Federal Realty Investment Trust	694	92,892

Gaming and Leisure Properties, Inc.	3,436	138,746

Lamar Advertising Co., Class A	1,286	106,314

Medical Properties Trust, Inc.	6,598	115,201

MFA Financial, Inc.	9,143	68,664

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

New Residential Investment Corp.	7,418	124,697

Public Storage	984	217,641

Simon Property Group, Inc.	1,619	281,220

Starwood Property Trust, Inc.	5,371	123,801

Two Harbors Investment Corp.	7,571	104,934

Weingarten Realty Investors	1,481	42,860

		2,601,220

Software & Computer Services — 12.2%

Adobe, Inc.*	1,988	575,029

Akamai Technologies, Inc.*	1,176	94,150

Alphabet, Inc., Class A*	805	965,163

Aspen Technology, Inc.*	655	79,851

Atlassian Corp. plc, Class A*	1,180	129,977

Cadence Design Systems, Inc.*	2,707	187,812

Cerner Corp.*	2,236	148,582

Citrix Systems, Inc.	1,341	135,387

Cognizant Technology Solutions Corp., Class A	2,909	212,241

Facebook, Inc., Class A*	4,791	926,579

International Business Machines Corp.	2,871	402,715

Intuit, Inc.	1,266	317,842

Manhattan Associates, Inc.*	1,919	129,436

Match Group, Inc.	506	30,562

Microsoft Corp.	8,713	1,137,918

Palo Alto Networks, Inc.*	720	179,158

Premier, Inc., Class A*	930	30,904

Red Hat, Inc.*	1,140	208,084

Teradata Corp.*	1,731	78,709

VeriSign, Inc.*	914	180,469

VMware, Inc., Class A	822	167,795

		6,318,363

Support Services — 3.7%

Accenture plc, Class A	2,773	506,544

Automatic Data Processing, Inc.	2,098	344,890

Broadridge Financial Solutions, Inc.	1,110	131,124

Fiserv, Inc.*	2,536	221,241

Jack Henry & Associates, Inc.	877	130,726

MSC Industrial Direct Co., Inc., Class A	1,112	93,019

Paychex, Inc.	2,374	200,152

Robert Half International, Inc.	1,665	103,380

Verisk Analytics, Inc.	411	58,008

WW Grainger, Inc.	431	121,542

		1,910,626

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware & Equipment — 9.9%

Apple, Inc.	5,410	1,085,625

Cisco Systems, Inc.	17,400	973,530

F5 Networks, Inc.*	725	113,753

Intel Corp.	14,181	723,798

Juniper Networks, Inc.	4,322	120,022

KLA-Tencor Corp.	1,427	181,914

Lam Research Corp.	999	207,223

Maxim Integrated Products, Inc.	2,547	152,820

NVIDIA Corp.	2,265	409,965

NXP Semiconductors NV (Netherlands)	1,623	171,421

Teradyne, Inc.	3,026	148,274

Texas Instruments, Inc.	4,237	499,246

Ubiquiti Networks, Inc. (a)	743	126,644

Xilinx, Inc.	1,679	201,715

		5,115,950

Tobacco — 1.2%

Altria Group, Inc.	6,821	370,585

Philip Morris International, Inc.	3,184	275,607

		646,192

Travel & Leisure — 5.1%

Booking Holdings, Inc.*	219	406,243

Choice Hotels International, Inc.	393	32,635

Hilton Worldwide Holdings, Inc.	2,120	184,419

Las Vegas Sands Corp.	2,859	191,696

Marriott International, Inc., Class A	1,775	242,145

McDonald’s Corp.	2,674	528,302

Six Flags Entertainment Corp.	1,596	84,732

Southwest Airlines Co.	3,558	192,950

Starbucks Corp.	5,630	437,338

TripAdvisor, Inc.*	2,234	118,916

INVESTMENTS	SHARES	VALUE($)

Travel & Leisure — continued

Vail Resorts, Inc.	296	67,740

Yum! Brands, Inc.	1,520	158,673

		2,645,789

Total Common Stocks (Cost $46,297,564)		52,047,512

Short-Term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (b) (c) (Cost $48,603)	48,603	48,603

Investment Of Cash Collateral From Securities Loaned — 0.5%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (b) (c) (Cost $276,387)	276,387	276,387

Total Investments — 100.5% (Cost $46,622,554)		52,372,502

Liabilities in Excess of Other Assets — (0.5%)		(263,806)

NET ASSETS — 100.0%		52,108,696

Percentages indicated are based on net assets.

Abbreviations

REIT	— Real Estate Investment Trust

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $268,181.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 1000 E-Mini Index	1	06/2019	USD	81,635	4,305

					4,305

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Aerospace & Defense — 1.7%

General Dynamics Corp.	1,015	181,401

L3 Technologies, Inc.	814	177,924

Textron, Inc.	1,848	97,944

United Technologies Corp.	3,468	494,571

		951,840

Alternative Energy — 0.1%

Arcosa, Inc.	745	23,192

Automobiles & Parts — 1.6%

Ford Motor Co.	27,398	286,309

Gentex Corp.	5,611	129,221

Genuine Parts Co.	1,545	158,424

Goodyear Tire & Rubber Co. (The)	3,189	61,261

Harley-Davidson, Inc.	3,552	132,241

Lear Corp.	810	115,830

		883,286

Banks — 6.6%

Associated Banc-Corp.	4,271	96,909

Bank of America Corp.	3,602	110,149

Bank OZK	2,802	91,485

BB&T Corp.	5,669	290,253

BOK Financial Corp.	495	43,134

Citizens Financial Group, Inc.	5,336	193,163

Fifth Third Bancorp	6,857	197,619

FNB Corp.	10,852	131,635

Huntington Bancshares, Inc.	10,560	146,995

New York Community Bancorp, Inc.	11,616	135,094

PacWest Bancorp	3,469	137,199

People’s United Financial, Inc.	7,237	125,128

PNC Financial Services Group, Inc. (The)	2,876	393,811

Popular, Inc. (Puerto Rico)	2,577	148,719

Regions Financial Corp.	11,263	174,914

SunTrust Banks, Inc.	3,752	245,681

Umpqua Holdings Corp.	7,079	122,892

Wells Fargo & Co.	19,979	967,183

		3,751,963

Beverages — 0.5%

Keurig Dr Pepper, Inc.	4,309	125,263

Molson Coors Brewing Co., Class B	2,433	156,174

		281,437

Chemicals — 1.1%

Chemours Co. (The)	2,118	76,269

Eastman Chemical Co.	1,694	133,623

Huntsman Corp.	4,609	102,504

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

LyondellBasell Industries NV, Class A	2,256	199,047

Olin Corp.	3,702	80,296

		591,739

Construction & Materials — 0.6%

AECOM*	3,745	126,955

Eagle Materials, Inc.	916	83,274

Owens Corning	2,518	129,098

		339,327

Electricity — 2.2%

Avangrid, Inc.	2,036	104,264

Consolidated Edison, Inc.	2,450	211,092

Exelon Corp.	5,932	302,235

Hawaiian Electric Industries, Inc.	2,154	89,348

Pinnacle West Capital Corp.	463	44,110

PPL Corp.	6,124	191,130

Public Service Enterprise Group, Inc.	2,210	131,826

Southern Co. (The)	3,086	164,237

		1,238,242

Electronic & Electrical Equipment — 1.4%

Arrow Electronics, Inc.*	798	67,439

Emerson Electric Co.	3,911	277,642

Hubbell, Inc.	1,144	145,974

nVent Electric plc	2,588	72,335

Regal Beloit Corp.	1,483	126,174

WESCO International, Inc.*	2,179	124,726

		814,290

Financial Services — 3.7%

Ally Financial, Inc.	4,160	123,594

Bank of New York Mellon Corp. (The)	6,111	303,472

Capital One Financial Corp.	3,449	320,171

Goldman Sachs Group, Inc. (The)	2,015	414,929

Invesco Ltd.	8,107	178,111

Jefferies Financial Group, Inc.	5,064	104,166

Legg Mason, Inc.	4,058	135,740

Morgan Stanley	8,427	406,603

Navient Corp.	10,938	147,772

		2,134,558

Fixed Line Telecommunications — 1.9%

AT&T, Inc.	16,662	515,855

CenturyLink, Inc.	5,374	61,371

Verizon Communications, Inc.	8,593	491,434

		1,068,660

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Food & Drug Retailers — 1.8%

AmerisourceBergen Corp.	1,189	88,889

CVS Health Corp.	6,757	367,446

Kroger Co. (The)	6,723	173,319

McKesson Corp.	1,112	132,606

Walgreens Boots Alliance, Inc.	4,613	247,118

		1,009,378

Food Producers — 2.0%

Archer-Daniels-Midland Co.	4,410	196,686

Flowers Foods, Inc.	6,002	130,483

General Mills, Inc.	4,590	236,247

Ingredion, Inc.	618	58,556

JM Smucker Co. (The)	1,457	178,672

Kraft Heinz Co. (The)	2,605	86,590

Pilgrim’s Pride Corp.*	570	15,339

Tyson Foods, Inc., Class A	2,870	215,279

		1,117,852

Forestry & Paper — 0.4%

Domtar Corp.	2,377	116,235

International Paper Co.	2,629	123,064

		239,299

Gas, Water & Multiutilities — 0.9%

CenterPoint Energy, Inc.	5,516	170,996

Duke Energy Corp.	3,768	343,340

		514,336

General Industrials — 2.5%

Bemis Co., Inc.	2,403	137,980

Carlisle Cos., Inc.	1,105	156,269

Eaton Corp. plc	3,043	252,021

Graphic Packaging Holding Co.	8,458	117,397

Packaging Corp. of America	1,494	148,145

Parker-Hannifin Corp.	1,087	196,834

Silgan Holdings, Inc.	3,468	103,832

Sonoco Products Co.	2,256	142,263

Westrock Co.	3,295	126,462

		1,381,203

General Retailers — 3.3%

AutoNation, Inc.*	1,754	73,545

Best Buy Co., Inc.	2,368	176,203

Dick’s Sporting Goods, Inc.	3,058	113,146

Foot Locker, Inc.	2,190	125,290

Gap, Inc. (The)	5,108	133,217

H&R Block, Inc.	5,291	143,968

KAR Auction Services, Inc.	1,623	91,667

INVESTMENTS	SHARES	VALUE($)

General Retailers — continued

Kohl’s Corp.	2,233	158,766

L Brands, Inc.	2,989	76,638

Macy’s, Inc.	5,555	130,765

Nordstrom, Inc.	2,282	93,608

Penske Automotive Group, Inc.	2,588	118,841

Target Corp.	3,517	272,286

Williams-Sonoma, Inc.	2,177	124,459

		1,832,399

Health Care Equipment & Services — 5.3%

Anthem, Inc.	1,356	356,669

Baxter International, Inc.	3,194	243,702

Becton Dickinson and Co.	1,224	294,666

Cigna Corp.	1,971	313,074

Dentsply Sirona, Inc.	397	20,299

Hill-Rom Holdings, Inc.	1,089	110,446

MEDNAX, Inc.*	1,959	54,793

Medtronic plc	5,534	491,475

Quest Diagnostics, Inc.	1,457	140,426

UnitedHealth Group, Inc.	3,201	746,057

Universal Health Services, Inc., Class B	1,103	139,937

Zimmer Biomet Holdings, Inc.	1,222	150,501

		3,062,045

Household Goods & Home Construction — 3.1%

Leggett & Platt, Inc.	1,674	65,889

Lennar Corp., Class A	2,960	154,009

Newell Brands, Inc.	6,355	91,385

Procter & Gamble Co. (The)	9,516	1,013,264

PulteGroup, Inc.	4,825	151,795

Stanley Black & Decker, Inc.	1,233	180,758

Toll Brothers, Inc.	2,443	93,078

		1,750,178

Industrial Engineering — 3.2%

AGCO Corp.	1,710	121,034

Allison Transmission Holdings, Inc.	2,627	123,101

Crane Co.	1,412	120,091

Cummins, Inc.	1,282	213,184

Dover Corp.	1,709	167,550

Ingersoll-Rand plc	1,976	242,277

Oshkosh Corp.	1,667	137,678

PACCAR, Inc.	2,911	208,631

Pentair plc	3,155	123,013

Snap-on, Inc.	876	147,413

Timken Co. (The)	2,771	132,870

Trinity Industries, Inc.	5,162	111,293

		1,848,135

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Metals & Mining — 0.7%

Nucor Corp.	2,930	167,215

Reliance Steel & Aluminum Co.	1,494	137,388

Steel Dynamics, Inc.	3,086	97,765

		402,368

Industrial Transportation — 2.1%

Genesee & Wyoming, Inc., Class A*	988	87,586

Kansas City Southern	1,396	171,903

Macquarie Infrastructure Corp.	2,936	118,937

Norfolk Southern Corp.	1,629	332,349

Ryder System, Inc.	1,951	122,913

Schneider National, Inc., Class B	1,343	28,069

Union Pacific Corp.	1,766	312,653

		1,174,410

Leisure Goods — 0.3%

Garmin Ltd.	1,729	148,244

Thor Industries, Inc.	986	64,948

		213,192

Life Insurance — 1.9%

Lincoln National Corp.	2,771	184,881

MetLife, Inc.	6,178	284,991

Principal Financial Group, Inc.	3,519	201,146

Prudential Financial, Inc.	3,034	320,724

Unum Group	3,100	114,452

		1,106,194

Media — 5.7%

Comcast Corp., Class A	19,930	867,553

Discovery, Inc., Class A*	3,508	108,397

DISH Network Corp., Class A*	4,193	147,258

Graham Holdings Co., Class B	120	89,212

Interpublic Group of Cos., Inc. (The)	5,560	127,880

John Wiley & Sons, Inc., Class A	1,806	83,401

Liberty Media Corp.-Liberty SiriusXM, Class C*	3,270	131,323

Lions Gate Entertainment Corp., Class A	3,697	53,939

Nielsen Holdings plc	5,510	140,670

Omnicom Group, Inc.	2,281	182,549

Qurate Retail, Inc.*	7,623	129,972

Tribune Media Co., Class A	2,689	124,232

Viacom, Inc., Class B	5,065	146,429

Walt Disney Co. (The)	6,645	910,166

		3,242,981

Nonlife Insurance — 1.9%

Assured Guaranty Ltd.	3,401	162,228

Axis Capital Holdings Ltd.	954	54,235

INVESTMENTS	SHARES	VALUE($)

Nonlife Insurance — continued

Everest Re Group Ltd.	36	8,478

First American Financial Corp.	2,646	150,981

Mercury General Corp.	1,106	59,481

Old Republic International Corp.	6,617	147,956

Reinsurance Group of America, Inc.	1,024	155,146

Travelers Cos., Inc. (The)	1,963	282,181

		1,020,686

Oil & Gas Producers — 4.4%

Chevron Corp.	6,883	826,373

ConocoPhillips	839	52,958

Exxon Mobil Corp.	11,440	918,403

HollyFrontier Corp.	2,041	97,417

Marathon Petroleum Corp.	4,288	261,010

PBF Energy, Inc., Class A	2,672	89,726

Valero Energy Corp.	2,579	233,812

		2,479,699

Oil Equipment, Services & Distribution — 0.7%

Helmerich & Payne, Inc.	1,332	77,949

Kinder Morgan, Inc.	10,910	216,782

OGE Energy Corp.	2,322	98,313

		393,044

Personal Goods — 0.9%

Capri Holdings Ltd.*	1,846	81,372

Hanesbrands, Inc.	3,425	61,890

PVH Corp.	989	127,571

Ralph Lauren Corp.	1,037	136,448

Tapestry, Inc.	3,294	106,297

		513,578

Pharmaceuticals & Biotechnology — 7.0%

Abbott Laboratories	2,312	183,943

Allergan plc	1,979	290,913

Amgen, Inc.	1,819	326,183

Cardinal Health, Inc.	2,424	118,073

Gilead Sciences, Inc.	5,406	351,606

Johnson & Johnson	6,698	945,758

Merck & Co., Inc.	8,636	679,739

Perrigo Co. plc	1,067	51,131

Pfizer, Inc.	23,798	966,437

United Therapeutics Corp.*	473	48,516

		3,962,299

Real Estate Investment & Services — 0.1%

Realogy Holdings Corp. (a)	5,898	76,792

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — 4.2%

AGNC Investment Corp.	9,263	164,789

Annaly Capital Management, Inc.	18,057	182,195

Apple Hospitality REIT, Inc.	4,689	77,134

Brandywine Realty Trust	5,444	83,783

Brixmor Property Group, Inc.	4,551	81,372

Chimera Investment Corp.	7,333	140,573

Colony Capital, Inc.	657	3,377

Columbia Property Trust, Inc.	2,274	51,643

EPR Properties	1,325	104,489

Hospitality Properties Trust	4,397	114,322

Kimco Realty Corp.	8,216	142,876

Medical Properties Trust, Inc.	8,364	146,035

MFA Financial, Inc.	18,541	139,243

New Residential Investment Corp.	9,196	154,585

Omega Healthcare Investors, Inc.	4,140	146,515

Park Hotels & Resorts, Inc.	4,819	154,594

Retail Properties of America, Inc., Class A	6,029	74,096

Senior Housing Properties Trust	10,342	83,046

Starwood Property Trust, Inc.	6,662	153,559

Two Harbors Investment Corp.	9,527	132,044

Weingarten Realty Investors	1,158	33,513

		2,363,783

Software & Computer Services — 7.1%

Akamai Technologies, Inc.*	1,707	136,662

Amdocs Ltd.	2,135	117,596

CDW Corp.	1,189	125,559

Cerner Corp.*	2,014	133,830

Cognizant Technology Solutions Corp., Class A	2,790	203,558

DXC Technology Co.	2,678	176,052

Hewlett Packard Enterprise Co.	11,955	189,008

International Business Machines Corp.	4,289	601,618

Leidos Holdings, Inc.	2,222	163,273

LogMeIn, Inc.	1,560	128,544

Microsoft Corp.	9,759	1,274,525

Oracle Corp.	11,281	624,178

Symantec Corp.	7,256	175,668

		4,050,071

Support Services — 1.8%

ADT, Inc.	7,631	50,288

Alliance Data Systems Corp.	486	77,809

Johnson Controls International plc	6,584	246,900

ManpowerGroup, Inc.	1,528	146,749

MSC Industrial Direct Co., Inc., Class A	1,410	117,946

Republic Services, Inc.	2,214	183,364

INVESTMENTS	SHARES	VALUE($)

Support Services — continued

Xerox Corp.	4,289	143,081

		966,137

Technology Hardware & Equipment — 14.6%

Analog Devices, Inc.	2,196	255,263

Apple, Inc.	5,779	1,159,672

Applied Materials, Inc.	6,495	286,235

Broadcom, Inc.	1,942	618,333

Cisco Systems, Inc.	19,376	1,084,087

CommScope Holding Co., Inc.*	2,533	62,768

Corning, Inc.	6,119	194,890

Cypress Semiconductor Corp.	8,420	144,656

Harris Corp.	1,118	188,383

HP, Inc.	10,808	215,620

Intel Corp.	19,203	980,121

Juniper Networks, Inc.	5,344	148,403

KLA-Tencor Corp.	1,561	198,996

Lam Research Corp.	1,201	249,123

Marvell Technology Group Ltd.	4,689	117,319

Maxim Integrated Products, Inc.	2,921	175,260

Microchip Technology, Inc.	1,487	148,536

Micron Technology, Inc.*	6,946	292,149

MKS Instruments, Inc.	1,518	138,153

NetApp, Inc.	2,324	169,303

NXP Semiconductors NV (Netherlands)	2,496	263,627

ON Semiconductor Corp.*	4,409	101,672

Skyworks Solutions, Inc.	2,011	177,330

Teradyne, Inc.	3,145	154,105

Texas Instruments, Inc.	4,691	552,741

Western Digital Corp.	3,274	167,367

		8,244,112

Travel & Leisure — 2.6%

Alaska Air Group, Inc.	1,534	94,954

Aramark	4,054	125,998

Carnival Corp.	3,401	186,579

Cinemark Holdings, Inc.	1,998	84,016

Copa Holdings SA, Class A (Panama)	1,354	112,734

Delta Air Lines, Inc.	4,623	269,475

Las Vegas Sands Corp.	3,137	210,336

Royal Caribbean Cruises Ltd.	1,194	144,402

Southwest Airlines Co.	2,756	149,458

Wyndham Destinations, Inc.	2,778	121,010

		1,498,962

Total Common Stocks (Cost $52,328,455)		56,541,667

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)

Short-Term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (b) (c) (Cost $74,332)	74,332	74,332

Investment Of Cash Collateral From Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (b) (c) (Cost $79,891)	79,891	79,891

Total Investments — 100.1% (Cost $52,482,678)		56,695,890

Liabilities in Excess of Other Assets — (0.1%)		(75,753)

NET ASSETS — 100.0%		56,620,137

Percentages indicated are based on net assets.

Abbreviations

REIT	— Real Estate Investment Trust

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is $74,487.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 1000 E-Mini Index	2	06/2019	USD	163,270	5,610

					5,610

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF
ASSETS:
Investments in non-affiliates, at value	$3,719,570,824	$1,275,981,035	$4,284,746,913	$3,434,662,462
Investments of cash collateral received from securities loaned, at value (Note 2.D.)	175,374,510	5,629,387	273,946,690	4,939,149
Restricted cash	36,000	10,800	181,900	40,300
Cash	—	8,648	22,970	1,404,544
Foreign currency, at value	8,602,622	6,446,620	21,512,879	10,406,404
Deposits at broker for futures contracts	684,482	439,184	2,197,213	1,373,069
Segregated cash balance with Authorized Participant for deposit securities	114,993	—	—	—
Deferred offering costs (Note 2.G.)	4,589	4,234	1,751	1,715
Receivables:
Investment securities sold	9,846,341	—	—	—
Fund shares sold	—	103,111,295	—	—
Dividends from non-affiliates	7,588,659	1,107,513	13,234,527	30,641,125
Tax reclaims	676,656	3,954	3,189,954	940,667
Securities lending income (Note 2.D.)	293,379	29,075	166,827	17,551
Variation margin on futures contracts	—	—	140,660	357,126
Due from Adviser	185,833	201,189	317,640	7,770

Total Assets	3,922,978,888	1,392,972,934	4,599,659,924	3,484,791,882

LIABILITIES:
Payables:
Due to custodian	191,063	—	—	—
Investment securities purchased	—	102,075,823	—	—
Collateral received on securities loaned (Note 2.D.)	175,374,510	5,629,387	273,946,690	4,939,149
Fund shares redeemed	9,892,807	—	—	—
Variation margin on futures contracts	26,547	24,221	—	—
Accrued liabilities:
Administration fees	206,393	72,884	244,763	207,970
Custodian, Accounting and Transfer Agent fees	115,822	103,206	263,492	64,977
Trustees’ and Chief Compliance Officer’s fees	5,810	3,057	7,967	10,127
Professional fees	28,124	28,305	32,587	34,096
Collateral upon return of deposit securities	114,993	—	—	—
Other	15,085	13,823	36,699	22,227

Total Liabilities	185,971,154	107,950,706	274,532,198	5,278,546

Net Assets	$3,737,007,734	$1,285,022,228	$4,325,127,726	$3,479,513,336

NET ASSETS:
Paid-in-Capital	$3,648,422,717	$1,204,221,305	$4,074,556,303	$3,491,510,144
Total distributable earnings (loss)	88,585,017	80,800,923	250,571,423	(11,996,808)

Total Net Assets	$3,737,007,734	$1,285,022,228	$4,325,127,726	$3,479,513,336

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	151,100,000	50,000,000	177,200,000	150,800,000

Net asset value, per share	$24.73	$25.70	$24.41	$23.07

Cost of investments in non-affiliates	$3,625,591,611	$1,200,561,015	$4,075,286,279	$3,508,884,161
Cost of foreign currency	8,580,880	6,493,276	21,416,943	10,389,508
Investment securities on loan, at value	167,876,062	5,345,743	256,352,424	4,734,944
Cost of investment of cash collateral	175,374,510	5,629,387	273,946,690	4,939,149

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF
ASSETS:
Investments in non-affiliates, at value	$31,185,755	$329,807,378	$16,847,286	$209,747,624
Investments in affiliates, at value	585,121	—	—	52,770
Investments of cash collateral received from securities loaned, at value (Note 2.D.)	—	746,461	295,789	3,438,708
Restricted cash	—	44,100	5,700	7,700
Cash	—	5,696,797	31,807	254,609
Foreign currency, at value	—	152,978	32,860	166,964
Deposits at broker for futures contracts	—	158,000	27,000	85,000
Segregated cash balance with Authorized Participant for deposit securities	—	1,458,914	—	—
Prepaid expenses	—	—	—	81
Receivables:
Investment securities sold	—	2,788	—	264
Fund shares sold	—	16,554,793	—	—
Dividends from non-affiliates	26,415	409,923	58,973	738,942
Dividends from affiliates	191	594	—	182
Tax reclaims	—	—	323,013	118,846
Securities lending income (Note 2.D.)	—	898	427	2,886
Variation margin on futures contracts	—	—	1,543	50
Due from Adviser	2	—	—	—
Due from Authorized Participant	—	1,249,294	—	—

Total Assets	31,797,484	356,282,918	17,624,398	214,614,626

LIABILITIES:
Payables:
Due to custodian	59	—	—	—
Investment securities purchased	—	22,409,540	—	71,642
Collateral received on securities loaned (Note 2.D.)	—	746,461	295,789	3,438,708
Variation margin on futures contracts	—	1,800	—	—
Accrued liabilities:
Investment advisory fees	—	34,635	19,350	33,516
Management fees (Note 3.A.)	502	—	—	—
Administration fees	—	18,740	1,069	12,990
Custodian, Accounting and Transfer Agent fees	—	125,642	37,923	51,614
Trustees’ and Chief Compliance Officer’s fees	—	3,161	224	3,638
Deferred foreign capital gains tax	—	350,899	—	—
Professional fees	—	45,249	31,816	61,048
Collateral upon return of deposit securities	—	1,458,914	—	—
Other	—	32,852	15,720	27,209

Total Liabilities	561	25,227,893	401,891	3,700,365

Net Assets	$31,796,923	$331,055,025	$17,222,507	$210,914,261

NET ASSETS:
Paid-in-Capital	$30,208,910	$322,662,869	$17,942,958	$201,622,879
Total distributable earnings (loss)	1,588,013	8,392,156	(720,451)	9,291,382

Total Net Assets	$31,796,923	$331,055,025	$17,222,507	$210,914,261

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	600,000	6,000,000	300,000	3,500,000

Net asset value, per share	$52.99	$55.18	$57.41	$60.26

Cost of investments in non-affiliates	$29,706,269	$306,166,023	$17,510,046	$198,961,006
Cost of investments in affiliates	537,281	—	—	52,770
Cost of foreign currency	—	152,955	32,863	167,133
Investment securities on loan, at value	—	697,890	281,824	3,277,393
Cost of investment of cash collateral	—	746,461	295,789	3,438,708

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019 (Unaudited) (continued)

	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$1,715,105,323	$681,519,098	$166,643,779	$173,702,635
Investments in affiliates, at value	569,515	825,121	328,616	388,121
Investments of cash collateral received from securities loaned, at value (Note 2.D.)	43,167,119	24,660,085	2,975,516	8,176,564
Restricted cash	43,200	15,950	4,500	18,900
Cash	1,343,873	—	—	—
Foreign currency, at value	344,993	—	—	—
Deposits at broker for futures contracts	629,000	198,000	37,000	63,000
Receivables:
Investment securities sold	1,112	—	—	—
Dividends from non-affiliates	9,912,640	607,367	104,869	42,831
Dividends from affiliates	2,490	1,309	450	452
Tax reclaims	1,545,165	—	—	—
Securities lending income (Note 2.D.)	63,262	3,727	201	3,931
Variation margin on futures contracts	—	3,630	—	—

Total Assets	1,772,727,692	707,834,287	170,094,931	182,396,434

LIABILITIES:
Payables:
Due to custodian	—	2,513	—	—
Investment securities purchased	455,608	—	—	—
Collateral received on securities loaned (Note 2.D.)	43,167,119	24,660,085	2,975,516	8,176,564
Variation margin on futures contracts	2,798	—	739	1,760
Accrued liabilities:
Investment advisory fees	374,029	45,330	14,908	22,016
Administration fees	106,862	41,383	10,192	9,613
Custodian, Accounting and Transfer Agent fees	149,352	29,244	15,991	28,765
Trustees’ and Chief Compliance Officer’s fees	22,557	7,007	1,460	980
Professional fees	185,799	74,589	32,600	34,011
Other	164,210	68,774	22,487	15,796

Total Liabilities	44,628,334	24,928,925	3,073,893	8,289,505

Net Assets	$1,728,099,358	$682,905,362	$167,021,038	$174,106,929

NET ASSETS:
Paid-in-Capital	$1,700,451,981	$603,995,895	$152,571,329	$164,343,730
Total distributable earnings (loss)	27,647,377	78,909,467	14,449,709	9,763,199

Total Net Assets	$1,728,099,358	$682,905,362	$167,021,038	$174,106,929

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	31,000,000	9,100,000	2,500,000	5,550,000

Net asset value, per share	$55.75	$75.04	$66.81	$31.37

Cost of investments in non-affiliates	$1,662,869,693	$606,269,219	$152,716,855	$167,837,752
Cost of investments in affiliates	569,515	825,121	328,616	388,121
Cost of foreign currency	343,672	—	—	—
Investment securities on loan, at value	37,115,611	24,018,945	2,875,507	7,819,428
Cost of investment of cash collateral	43,167,119	24,660,085	2,975,516	8,176,164

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$30,578,326	$41,184,845	$39,704,340	$52,047,512	$56,541,667
Investments in affiliates, at value	33,272	74,511	58,474	48,603	74,332
Investments of cash collateral received from securities loaned, at value (Note 2.D.)	—	—	183,685	276,387	79,891
Restricted cash	1,800	2,400	800	1,200	4,200
Deposits at broker for futures contracts	12,000	8,000	8,000	12,000	20,000
Prepaid expenses	58	—	—	—	—
Receivables:
Dividends from non-affiliates	49,518	34,281	24,020	43,788	65,779
Dividends from affiliates	35	85	108	53	211
Securities lending income (Note 2.D.)	19	5	20	15	22
Variation margin on futures contracts	83	83	75	79	175
Due from Adviser	5,032	5,275	5,023	5,103	5,183

Total Assets	30,680,143	41,309,485	39,984,545	52,434,740	56,791,460

LIABILITIES:
Payables:
Due to custodian	—	—	2,743	—	—
Investment securities purchased	—	—	—	—	38,813
Collateral received on securities loaned (Note 2.D.)	—	—	183,685	276,387	79,891
Accrued liabilities:
Administration fees	1,881	2,167	2,412	2,931	3,603
Custodian, Accounting and Transfer Agent fees	10,171	10,564	9,046	8,796	11,020
Trustees’ and Chief Compliance Officer’s fees	390	415	379	424	331
Professional fees	29,228	29,116	29,192	29,034	29,244
Other	7,768	8,285	8,233	8,472	8,421

Total Liabilities	49,438	50,547	235,690	326,044	171,323

Net Assets	$30,630,705	$41,258,938	$39,748,855	$52,108,696	$56,620,137

NET ASSETS:
Paid-in-Capital	$28,895,019	$37,380,011	$35,185,111	$46,521,756	$51,247,817
Total distributable earnings (loss)	1,735,686	3,878,927	4,563,744	5,586,940	5,372,320

Total Net Assets	$30,630,705	$41,258,938	$39,748,855	$52,108,696	$56,620,137

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	1,150,000	1,450,000	1,400,000	1,800,000	2,100,000

Net asset value, per share	$26.64	$28.45	$28.39	$28.95	$26.96

Cost of investments in non-affiliates	$28,921,461	$37,402,128	$33,568,609	$46,297,564	$52,328,455
Cost of investments in affiliates	33,272	74,511	58,474	48,603	74,332
Investment securities on loan, at value	—	—	180,731	268,181	74,487
Cost of investment of cash collateral	—	—	183,685	276,387	79,891

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2019 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$38,396,011	$20,171,249	$62,215,051	$40,596,458
Dividend income from affiliates	3,731	5,141	4,568	3,955
Interest income from non-affiliates	4,294	17,212	—	—
Interest income from affiliates	12,647	7,113	534	10
Non-cash dividend income from non-affiliates	2,856,289	—	—	—
Income from securities lending (net)	1,058,591	124,049	421,992	240,374
Foreign taxes withheld	(5,142,562)	(203,097)	(5,861,947)	(4,143,613)

Total investment income	37,189,001	20,121,667	56,780,198	36,697,184

EXPENSES:
Investment advisory fees (Note 3.A.)	2,243,967	945,415	1,205,949	3,121,480
Administration fees (Note 3.B.)	921,612	384,826	1,031,256	1,278,078
Interest expense to non-affiliates	—	476	3,969	1,439
Interest expense to affiliates	—	386	22,175	5,867
Professional fees	64,595	42,981	49,295	76,697
Trustees’ and Chief Compliance Officer’s fees	40,234	18,881	46,366	60,521
Printing and mailing costs	125,718	83,936	91,326	124,770
Registration and filing fees	86,578	13,786	35,768	77,668
Custodian, Accounting and Transfer Agent fees (Note 3.C.)	336,818	346,090	748,454	349,351
Insurance expense	25	25	53	26
Offering costs (Note 2.G.)	8,389	7,741	6,887	6,545
Other	—	—	26,697	404

Total expenses	3,827,936	1,844,543	3,268,195	5,102,846

Less fee waived (Note 3.D)	(1,514,986)	(759,069)	(1,537,011)	(1,813,728)
Less expense reimbursements from affiliates (Note 3.D.)	(646)	(1,119)	—	—
Less expense reimbursements from non-affiliates (Note 3.C.)	(60,000)	(135,000)	(492,200)	(155,000)

Net expenses	2,252,304	949,355	1,238,984	3,134,118

Net investment income (loss)	34,936,697	19,172,312	55,541,214	33,563,066

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(15,872,841)	(2,609,129)	(3,144,856)	(11,739,832)
In-kind redemptions in non-affiliates	(1,687,309)	4,874,403	8,799,252	50,491,361
Futures contracts	470,696	578,840	1,741,119	(3,160,668)
Foreign currency transactions	(504,771)	178,884	(289,033)	514,455

Net realized gain (loss)	(17,594,225)	3,022,998	7,106,482	36,105,316

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	226,931,459	135,162,062	300,647,596	43,018,144
Investments in affiliates	199	—	800	200
Futures contracts	684,478	186,000	1,351,724	1,028,165
Foreign currency translations	119,232	(65,066)	156,276	(178,625)

Change in net unrealized appreciation/depreciation	227,735,368	135,282,996	302,156,396	43,867,884

Net realized/unrealized gains (losses)	210,141,143	138,305,994	309,262,878	79,973,200

Change in net assets resulting from operations	$245,077,840	$157,478,306	$364,804,092	$113,536,266

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan BetaBuilders U.S. Equity ETF (a)	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$56,809	$2,943,475		$475,688	$3,378,562
Dividend income from affiliates	3,177	1,410		—	3,884
Interest income from non-affiliates	—	1,091		267	819
Interest income from affiliates	—	2,026		1,014	872
Income from securities lending (net)	—	1,760		2,293	18,423
Foreign taxes withheld	—	(194,539)		(45,594)	(248,994)

Total investment income	59,986	2,755,223		433,668	3,153,566

EXPENSES:
Investment advisory fees (Note 3.A.)	—	579,067		53,507	248,184
Management fees (Note 3.A.)	779	—		—	—
Administration fees (Note 3.B.)	—	102,471		14,418	80,979
Interest expense to non-affiliates	—	—		—	1
Interest expense to affiliates	—	3,322		78	164
Professional fees	—	43,603		3,894	34,708
Trustees’ and Chief Compliance Officer’s fees	—	4,089		75	3,164
Printing and mailing costs	—	11,373		552	10,482
Registration and filing fees	—	7,020		5,525	5,538
Custodian, Accounting and Transfer Agent fees (Note 3.C.)	—	389,237		89,166	90,468
Insurance expense	—	7,898		2,849	8,694
Other	—	7,790		5,066	7,016

Total expenses	779	1,155,870		175,130	489,398

Less fee waived (Note 3.D.)	(2)	(426,835)		(67,926)	(81,211)
Less expense reimbursements from affiliates (Note 3.D.)	—	—		(5,752)	—
Less expense reimbursements from non-affiliates (Note 3.C.)	—	(132,300)		(34,200)	(15,400)

Net expenses	777	596,735		67,252	392,787

Net investment income (loss)	59,209	2,158,488		366,416	2,760,779

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,398	(6,104,979	)(b)	(551,555)	(3,835,908)
Investments in affiliates	80	—		—	—
In-kind redemptions in non-affiliates	—	—		819,335	2,393,841
Futures contracts	—	(10,065)		17,289	(56,536)
Foreign currency transactions	—	50,907		(1,427)	(5,540)

Net realized gain (loss)	1,478	(6,064,137)		283,642	(1,504,143)

Distributions of capital gains received from investment company affiliates	—	—		—	834

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,479,486	26,714,255	(c)	(982,436)	14,183,559
Investments in affiliates	47,840	—		—	—
Futures contracts	—	16,417		11,281	60,567
Foreign currency translations	—	(9,825)		(2,497)	(2,403)

Change in net unrealized appreciation/depreciation	1,527,326	26,720,847		(973,652)	14,241,723

Net realized/unrealized gains (losses)	1,528,804	20,656,710		(690,010)	12,738,414

Change in net assets resulting from operations	$1,588,013	$22,815,198		$(323,594)	$15,499,193

(a)	Commencement of operations was March 12, 2019.
(b)	Net of foreign capital gains tax of approximately $15,344.
(c)	Net change in foreign capital gains tax of approximately $(350,899).

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2019 (Unaudited) (continued)

	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$28,161,217	$7,326,948	$1,465,517	$886,896
Dividend income from affiliates	26,691	22,401	9,121	4,703
Interest income from non-affiliates	2,234	1,319	821	930
Interest income from affiliates	2,364	54	7	9
Income from securities lending (net)	167,286	45,044	6,838	26,906
Foreign taxes withheld	(2,197,446)	—	—	—

Total investment income	26,162,346	7,395,766	1,482,304	919,444

EXPENSES:
Investment advisory fees (Note 3.A.)	1,817,015	692,513	168,189	165,369
Administration fees (Note 3.B.)	591,256	235,233	54,706	44,405
Interest expense to affiliates	365	—	—	—
Professional fees	133,878	56,103	26,457	21,815
Trustees’ and Chief Compliance Officer’s fees	24,672	10,842	2,518	2,126
Printing and mailing costs	70,318	26,241	6,009	4,769
Registration and filing fees	8,116	6,109	4,209	5,604
Custodian, Accounting and Transfer Agent fees (Note 3.C.)	285,933	50,076	32,542	53,745
Insurance expense	53,250	17,820	3,394	2,473
Other	41,478	14,692	4,470	3,645

Total expenses	3,026,281	1,109,629	302,494	303,951

Less fee waived (Note 3.D.)	(77,498)	(514,932)	(121,507)	(104,986)
Less expense reimbursements from non-affiliates (Note 3.C.)	(72,000)	(24,650)	(13,500)	(33,600)

Net expenses	2,876,783	570,047	167,487	165,365

Net investment income (loss)	23,285,563	6,825,719	1,314,817	754,079

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(30,422,278)	(6,134,057)	(1,415,106)	(52,082)
In-kind redemptions in non-affiliates	5,167,485	10,690,226	2,221,747	4,417,586
Futures contracts	125,074	(195,231)	(150,606)	(86,551)
Foreign currency transactions	12,901	—	—	—

Net realized gain (loss)	(25,116,818)	4,360,938	656,035	4,278,953

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	91,509,491	42,009,415	8,919,179	4,310,690
Investments in affiliates	—	—	—	400
Futures contracts	386,177	84,851	34,746	33,753
Foreign currency translations	(12,639)	—	—	—

Change in net unrealized appreciation/depreciation	91,883,029	42,094,266	8,953,925	4,344,843

Net realized/unrealized gains (losses)	66,766,211	46,455,204	9,609,960	8,623,796

Change in net assets resulting from operations	$90,051,774	$53,280,923	$10,924,777	$9,377,875

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$545,493	$374,889	$264,854	$445,974	$663,301
Dividend income from affiliates	2,671	2,106	540	2,052	2,295
Interest income from non-affiliates	79	—	—	227	182
Interest income from affiliates	—	—	—	—	2
Income from securities lending (net)	251	65	175	1,550	241

Total investment income	548,494	377,060	265,569	449,803	666,021

EXPENSES:
Investment advisory fees (Note 3.A.)	32,073	35,706	39,031	45,275	53,189
Administration fees (Note 3.B.)	10,912	12,138	13,222	15,324	17,863
Professional fees	20,957	20,924	21,059	20,989	21,031
Trustees’ and Chief Compliance Officer’s fees	486	536	544	630	627
Printing and mailing costs	1,604	1,665	1,647	1,734	1,696
Registration and filing fees	5,793	5,894	5,897	6,240	6,231
Custodian, Accounting and Transfer Agent fees (Note 3.C.)	19,182	20,109	18,337	18,440	23,579
Insurance expense	963	965	1,012	999	992
Offering costs (Note 2.G.)	90	126	90	90	89
Other	1,082	1,223	1,266	1,202	1,243

Total expenses	93,142	99,286	102,105	110,923	126,540

Less fee waived (Note 3.D.)	(42,985)	(47,844)	(52,253)	(60,599)	(71,052)
Less expense reimbursements from affiliates (Note 3.D.)	(30,756)	(29,414)	(27,905)	(23,877)	(20,212)
Less expense reimbursements from non-affiliates (Note 3.C.)	(3,000)	(3,600)	(1,600)	(3,000)	(7,700)

Net expenses	16,401	18,428	20,347	23,447	27,576

Net investment income (loss)	532,093	358,632	245,222	426,356	638,445

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(44,831)	111,216	(1,332,825)	(154,355)	(243,189)
In-kind redemptions in non-affiliates	278,968	—	—	—	1,380,230
Futures contracts	(50,017)	(13,636)	(1,210)	(31,315)	(18,557)

Net realized gain (loss)	184,120	97,580	(1,334,035)	(185,670)	1,118,484

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,623,063	2,575,517	4,813,673	4,120,697	3,917,925
Futures contracts	22,346	8,553	2,755	14,987	13,200

Change in net unrealized appreciation/depreciation	1,645,409	2,584,070	4,816,428	4,135,684	3,931,125

Net realized/unrealized gains (losses)	1,829,529	2,681,650	3,482,393	3,950,014	5,049,609

Change in net assets resulting from operations	$2,361,622	$3,040,282	$3,727,615	$4,376,370	$5,688,054

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia ex-Japan ETF
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,936,697	$8,081,911	$19,172,312	$4,897,239
Net realized gain (loss)	(17,594,225)	(1,239,799)	3,022,998	(457,627)
Change in net unrealized appreciation/depreciation	227,735,368	(133,423,165)	135,282,996	(59,845,937)

Change in net assets resulting from operations	245,077,840	(126,581,053)	157,478,306	(55,406,325)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(27,328,404)	(2,945,124)	(17,111,294)	(4,159,764)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,474,559,472	2,174,225,003	541,341,282	662,880,023

NET ASSETS:
Change in net assets	1,692,308,908	2,044,698,826	681,708,294	603,313,934
Beginning of period	2,044,698,826	—	603,313,934	—

End of period	$3,737,007,734	$2,044,698,826	$1,285,022,228	$603,313,934

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,555,525,273	$2,219,440,596	$576,502,388	$662,880,023
Redeemed	(80,965,801)	(45,215,593)	(35,161,106)	—

Total change in net assets resulting from capital transactions	$1,474,559,472	$2,174,225,003	$541,341,282	$662,880,023

SHARE TRANSACTIONS:
Issued	64,400,000	92,400,000	24,800,000	26,600,000
Redeemed	(3,800,000)	(1,900,000)	(1,400,000)	—

Net increase in shares from share transactions	60,600,000	90,500,000	23,400,000	26,600,000

(a)	Commencement of operations was August 7, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan BetaBuilders Europe ETF		JPMorgan BetaBuilders Japan ETF
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,541,214	$4,429,007	$33,563,066	$14,466,776
Net realized gain (loss)	7,106,482	(5,318)	36,105,316	(2,096,213)
Change in net unrealized appreciation/depreciation	302,156,396	(91,293,111)	43,867,884	(117,813,749)

Change in net assets resulting from operations	364,804,092	(86,869,422)	113,536,266	(105,443,186)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,471,736)	(1,891,512)	(20,089,888)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,670,865,078	1,403,691,226	1,049,979,291	2,441,530,853

NET ASSETS:
Change in net assets	3,010,197,434	1,314,930,292	1,143,425,669	2,336,087,667
Beginning of period	1,314,930,292	—	2,336,087,667	—

End of period	$4,325,127,726	$1,314,930,292	$3,479,513,336	$2,336,087,667

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,732,980,811	$1,403,691,226	$1,661,894,796	$2,441,530,853
Redeemed	(62,115,733)	—	(611,915,505)	—

Total change in net assets resulting from capital transactions	$2,670,865,078	$1,403,691,226	$1,049,979,291	$2,441,530,853

SHARE TRANSACTIONS:
Issued	121,600,000	58,200,000	75,200,000	102,800,000
Redeemed	(2,600,000)	—	(27,200,000)	—

Net increase in shares from share transactions	119,000,000	58,200,000	48,000,000	102,800,000

(a)	Commencement of operations was June 15, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF
	Period Ended April 30, 2019 (Unaudited) (a)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$59,209	$2,158,488	$5,819,759
Net realized gain (loss)	1,478	(6,064,137)	(4,278,249)
Change in net unrealized appreciation/depreciation	1,527,326	26,720,847	(22,751,387)

Change in net assets resulting from operations	1,588,013	22,815,198	(21,209,877)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(1,661,375)	(8,601,176)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,208,910	96,096,950	77,874,259

NET ASSETS:
Change in net assets	31,796,923	117,250,773	48,063,206
Beginning of period	—	213,804,252	165,741,046

End of period	$31,796,923	$331,055,025	$213,804,252

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$30,208,910	$96,096,950	$77,874,259

Total change in net assets resulting from capital transactions	$30,208,910	$96,096,950	$77,874,259

SHARE TRANSACTIONS:
Issued	600,000	1,800,000	1,300,000

Net increase in shares from share transactions	600,000	1,800,000	1,300,000

(a)	Commencement of operations was March 12, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan Diversified Return Europe Equity ETF		JPMorgan Diversified Return Global Equity ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$366,416	$2,214,736	$2,760,779	$4,574,724
Net realized gain (loss)	283,642	2,599,003	(1,504,143)	1,039,948
Distributions of capital gains received from investment company affiliates	—	—	834	—
Change in net unrealized appreciation/depreciation	(973,652)	(11,434,565)	14,241,723	(17,420,873)

Change in net assets resulting from operations	(323,594)	(6,620,826)	15,499,193	(11,806,201)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(251,433)	(4,014,806)	(1,769,442)	(5,818,989)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(57,023,254)	5,964,063	(6,272,754)	117,387,384

NET ASSETS:
Change in net assets	(57,598,281)	(4,671,569)	7,456,997	99,762,194
Beginning of period	74,820,788	79,492,357	203,457,264	103,695,070

End of period	$17,222,507	$74,820,788	$210,914,261	$203,457,264

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$10,124,234	$17,683,797	$5,628,705	$154,127,556
Redeemed	(67,147,488)	(11,719,734)	(11,901,459)	(36,740,172)

Total change in net assets resulting from capital transactions	$(57,023,254)	$5,964,063	$(6,272,754)	$117,387,384

SHARE TRANSACTIONS:
Issued	200,000	300,000	100,000	2,500,000
Redeemed	(1,300,000)	(200,000)	(200,000)	(600,000)

Net increase (decrease) in shares from share transactions	(1,100,000)	100,000	(100,000)	1,900,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,285,563	$37,201,171	$6,825,719	$9,698,233
Net realized gain (loss)	(25,116,818)	11,476,505	4,360,938	937,055
Change in net unrealized appreciation/depreciation	91,883,029	(167,979,171)	42,094,266	5,530,137

Change in net assets resulting from operations	90,051,774	(119,301,495)	53,280,923	16,165,425

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,058,298)	(54,092,274)	(5,943,452)	(12,462,949)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	207,773,621	457,839,024	76,205,562	199,361,082

NET ASSETS:
Change in net assets	283,767,097	284,445,255	123,543,033	203,063,558
Beginning of period	1,444,332,261	1,159,887,006	559,362,329	356,298,771

End of period	$1,728,099,358	$1,444,332,261	$682,905,362	$559,362,329

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$250,250,101	$530,366,203	$119,326,579	$206,369,804
Redeemed	(42,476,480)	(72,527,179)	(43,121,017)	(7,008,722)

Total change in net assets resulting from capital transactions	$207,773,621	$457,839,024	$76,205,562	$199,361,082

SHARE TRANSACTIONS:
Issued	4,600,000	8,900,000	1,700,000	2,900,000
Redeemed	(800,000)	(1,300,000)	(600,000)	(100,000)

Net increase in shares from share transactions	3,800,000	7,600,000	1,100,000	2,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,314,817	$1,609,625	$754,079	$845,794
Net realized gain (loss)	656,035	1,365,158	4,278,953	3,032,826
Change in net unrealized appreciation/depreciation	8,953,925	(1,296,856)	4,344,843	(3,177,766)

Change in net assets resulting from operations	10,924,777	1,677,927	9,377,875	700,854

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,049,544)	(2,149,261)	(533,323)	(1,058,143)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	45,117,625	50,436,264	69,127,123	41,481,438

NET ASSETS:
Change in net assets	54,992,858	49,964,930	77,971,675	41,124,149
Beginning of period	112,028,180	62,063,250	96,135,254	55,011,105

End of period	$167,021,038	$112,028,180	$174,106,929	$96,135,254

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$57,162,819	$57,240,549	$87,411,506	$51,393,702
Redeemed	(12,045,194)	(6,804,285)	(18,284,383)	(9,912,264)

Total change in net assets resulting from capital transactions	$45,117,625	$50,436,264	$69,127,123	$41,481,438

SHARE TRANSACTIONS:
Issued	900,000	900,000	2,900,000	1,650,000
Redeemed	(200,000)	(100,000)	(600,000)	(300,000)

Net increase in shares from share transactions	700,000	800,000	2,300,000	1,350,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Dividend ETF		JPMorgan U.S. Minimum Volatility ETF
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$532,093	$1,000,159	$358,632	$612,463
Net realized gain (loss)	184,120	(262,149)	97,580	(98,636)
Change in net unrealized appreciation/depreciation	1,645,409	15,761	2,584,070	1,202,952

Change in net assets resulting from operations	2,361,622	753,771	3,040,282	1,716,779

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(470,712)	(908,996)	(328,581)	(549,553)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,328,669	27,566,351	11,101,467	26,278,544

NET ASSETS:
Change in net assets	3,219,579	27,411,126	13,813,168	27,445,770
Beginning of period	27,411,126	—	27,445,770	—

End of period	$30,630,705	$27,411,126	$41,258,938	$27,445,770

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,882,841	$27,566,351	$11,101,467	$26,278,544
Redeemed	(2,554,172)	—	—	—

Total change in net assets resulting from capital transactions	$1,328,669	$27,566,351	$11,101,467	$26,278,544

SHARE TRANSACTIONS:
Issued	150,000	1,100,000	400,000	1,050,000
Redeemed	(100,000)	—	—	—

Net increase in shares from share transactions	50,000	1,100,000	400,000	1,050,000

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	JPMorgan U.S. Momentum Factor ETF		JPMorgan U.S. Quality Factor ETF
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$245,222	$363,689	$426,356	$543,151
Net realized gain (loss)	(1,334,035)	(304,570)	(185,670)	(97,686)
Change in net unrealized appreciation/depreciation	4,816,428	1,322,058	4,135,684	1,618,569

Change in net assets resulting from operations	3,727,615	1,381,177	4,376,370	2,064,034

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(206,927)	(338,121)	(357,236)	(496,228)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,652,797	27,532,314	18,874,295	27,647,461

NET ASSETS:
Change in net assets	11,173,485	28,575,370	22,893,429	29,215,267
Beginning of period	28,575,370	—	29,215,267	—

End of period	$39,748,855	$28,575,370	$52,108,696	$29,215,267

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,652,797	$27,532,314	$18,874,295	$27,647,461

Total change in net assets resulting from capital transactions	$7,652,797	$27,532,314	$18,874,295	$27,647,461

SHARE TRANSACTIONS:
Issued	300,000	1,100,000	700,000	1,100,000

Net increase in shares from share transactions	300,000	1,100,000	700,000	1,100,000

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$638,445	$674,149
Net realized gain (loss)	1,118,484	(145,490)
Change in net unrealized appreciation/depreciation	3,931,125	287,697

Change in net assets resulting from operations	5,688,054	816,356

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(515,761)	(616,329)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	22,461,335	28,786,482

NET ASSETS:
Change in net assets	27,633,628	28,986,509
Beginning of period	28,986,509	—

End of period	$56,620,137	$28,986,509

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$30,402,146	$28,786,482
Redeemed	(7,940,811)	—

Total change in net assets resulting from capital transactions	$22,461,335	$28,786,482

SHARE TRANSACTIONS:
Issued	1,250,000	1,150,000
Redeemed	(300,000)	—

Net increase in shares from share transactions	950,000	1,150,000

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2019 (Unaudited)	$22.59	$0.34	$2.08	$2.42	$(0.28)
August 7, 2018 (g) through October 31, 2018	24.65	0.14	(2.15)	(2.01)	(0.05)

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Six Months Ended April 30, 2019 (Unaudited)	22.68	0.46	2.96	3.42	(0.40)
August 7, 2018 (g) through October 31, 2018	25.36	0.22	(2.73)	(2.51)	(0.17)

JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2019 (Unaudited)	22.59	0.47	1.56	2.03	(0.21)
June 15, 2018 (g) through October 31, 2018	24.79	0.13	(2.30)	(2.17)	(0.03)

JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2019 (Unaudited)	22.72	0.23	0.26	0.49	(0.14)
June 15, 2018 (g) through October 31, 2018	24.79	0.24	(2.31)	(2.07)	—

JPMorgan BetaBuilders U.S. Equity ETF
March 12, 2019 (g) through April 30, 2019	50.14	0.11	2.74	2.85	—

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc.

(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(g)	Commencement of operations.
(h)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$24.73	$24.73	10.94%	10.79%		$3,737,007,734	0.19	%(f)	2.95%	0.32	%(f)	5%
22.59	22.62	(8.18)	(8.05	)(h)	2,044,698,826	0.19	(f)	2.55	0.37	(f)	1

25.70	25.75	15.22	15.39		1,285,022,228	0.19	(f)	3.84	0.37	(f)	3
22.68	22.69	(9.97)	(9.93	)(h)	603,313,934	0.19	(f)	3.94	0.45	(f)	2

24.41	24.45	9.03	8.97		4,325,127,726	0.09	(f)	4.12	0.24	(f)	3
22.59	22.64	(8.75)	(8.55	)(h)	1,314,930,292	0.09	(f)	1.45	0.34	(f)	2

23.07	23.02	2.23	2.19		3,479,513,336	0.19	(f)	2.04	0.31	(f)	2
22.72	22.68	(8.35)	(8.51	)(h)	2,336,087,667	0.19	(f)	2.63	0.37	(f)	5

52.99	53.00	5.68	5.70	(h)	31,796,923	0.02		1.49	0.02		1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income

JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	$50.91	$0.43	$4.18		$4.61	$(0.34)
Year Ended October 31, 2018	57.15	1.59	(5.37)		(3.78)	(2.46)
Year Ended October 31, 2017	48.68	1.50	7.56		9.06	(0.59)
Year Ended October 31, 2016	45.23	1.04	3.72		4.76	(1.31)
January 7, 2015 (f) through October 31, 2015	50.00	1.29	(6.06)		(4.77)	—

JPMorgan Diversified Return Europe Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	53.44	0.55	3.75	(j)	4.30	(0.33)
Year Ended October 31, 2018	61.15	1.65	(6.36)		(4.71)	(3.00)
Year Ended October 31, 2017	49.88	1.57	10.82		12.39	(1.12)
December 18, 2015 (f) through October 31, 2016	50.00	1.39	(1.51)		(0.12)	— (i)

JPMorgan Diversified Return Global Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	56.52	0.77	3.46		4.23	(0.49)
Year Ended October 31, 2018	61.00	1.42	(3.93)		(2.51)	(1.97)
Year Ended October 31, 2017	51.70	1.15	9.28		10.43	(1.13)
Year Ended October 31, 2016	50.53	1.14	0.99		2.13	(0.96)
Year Ended October 31, 2015	49.69	1.08	0.08		1.16	(0.32)
June 16, 2014 (f) through October 31, 2014	50.00	0.38	(0.69)		(0.31)	—

JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	53.10	0.82	2.34		3.16	(0.51)
Year Ended October 31, 2018	59.18	1.51	(5.29)		(3.78)	(2.30)
Year Ended October 31, 2017	50.00	1.43	8.57		10.00	(0.82)
Year Ended October 31, 2016	51.17	1.28	(1.37	)(j)	(0.09)	(1.08)
November 5, 2014 (f) through October 31, 2015	50.00	1.39	(0.07)		1.32	(0.15)

JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	69.92	0.79	5.02		5.81	(0.69)
Year Ended October 31, 2018	68.52	1.39	1.88		3.27	(1.87)
Year Ended October 31, 2017	57.06	1.17	10.75		11.92	(0.46)
Year Ended October 31, 2016	54.13	1.10	2.09	(j)	3.19	(0.26)
September 29, 2015 (f) through October 31, 2015	50.00	0.06	4.07		4.13	—

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	62.24	0.59	4.44		5.03	(0.46)
Year Ended October 31, 2018	62.06	1.06	0.59		1.65	(1.47)
Year Ended October 31, 2017	51.65	0.89	10.02		10.91	(0.50)
May 11, 2016 (f) through October 31, 2016	50.00	0.42	1.23		1.65	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2019 (Unaudited)	29.58	0.19	1.75		1.94	(0.15)
Year Ended October 31, 2018	28.95	0.33	0.73		1.06	(0.43)
November 15, 2016 (f) through October 31, 2017	25.00	0.28	3.71		3.99	(0.04)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(i)	Amount rounds to less than $0.005.
(j)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(k)	Amount rounds to less than 0.5%.

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$55.18	$55.46	9.10%	9.83%		$331,055,025	0.45%		1.64%	0.88%		19%
50.91	50.83	(6.93)	(7.43)		213,804,252	0.45		2.80	0.96		53
57.15	57.36	18.95	18.65		165,741,046	0.45		2.85	1.06		60
48.68	48.98	11.02	11.63		43,809,461	0.45		2.33	1.91		44
45.23	45.27	(9.54)	(9.46	)(g)	36,185,674	0.45	(h)	3.18	2.07	(h)	46

57.41	57.35	8.08	7.72		17,222,507	0.38		2.07	0.99		9
53.44	53.56	(8.11)	(8.33)		74,820,788	0.40		2.77	0.70		51
61.15	61.42	25.42	25.80		79,492,357	0.43		2.89	0.80		18
49.88	49.95	(0.23)	(0.09	)(g)	59,859,633	0.43	(h)	3.14	1.14	(h)	15

60.26	60.20	7.57	7.56		210,914,261	0.38		2.67	0.47		12
56.52	56.47	(4.34)	(4.65)		203,457,264	0.38		2.30	0.56		29
61.00	61.14	20.61	20.40		103,695,070	0.38		2.06	0.80		26
51.70	51.91	4.31	4.44		77,556,933	0.38		2.26	0.93		22
50.53	50.67	2.36	1.82		50,530,034	0.38		2.16	1.52		18
49.69	50.09	(0.62)	0.18	(g)	24,846,767	0.38	(h)	2.01	5.19	(h)	14

55.75	55.78	6.03	6.33		1,728,099,358	0.38		3.07	0.40		11
53.10	52.98	(6.72)	(7.22)		1,444,332,261	0.40		2.57	0.44		28
59.18	59.36	20.35	20.30		1,159,887,006	0.43		2.63	0.51		29
50.00	50.17	(0.15)	0.41		470,042,716	0.43		2.56	0.75		27
51.17	51.05	2.65	2.40	(g)	92,113,607	0.43	(h)	2.72	1.33	(h)	20

75.04	75.05	8.46	8.45		682,905,362	0.19		2.26	0.37		12
69.92	69.93	4.74	4.70		559,362,329	0.19		1.95	0.41		32
68.52	68.55	20.99	21.02		356,298,771	0.21		1.83	0.47		27
57.06	57.08	5.92	5.90		125,538,258	0.29		1.95	0.90		22
54.13	54.16	8.26	8.32	(g)	10,826,623	0.29	(h)	1.20	5.75	(h)	—	(k)

66.81	66.82	8.21	8.21		167,021,038	0.24		1.87	0.43		12
62.24	62.25	2.59	2.57		112,028,180	0.24		1.64	0.50		35
62.06	62.08	21.25	21.31		62,063,250	0.26		1.54	0.62		31
51.65	51.64	3.30	3.28	(g)	36,153,888	0.34	(h)	1.69	1.02	(h)	15

31.37	31.36	6.65	6.61		174,106,929	0.29		1.32	0.53		9
29.58	29.58	3.61	3.43		96,135,254	0.29		1.08	0.61		30
28.95	29.00	15.96	16.16	(g)	55,011,105	0.31	(h)	1.08	0.97	(h)	24

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan U.S. Dividend ETF
Six Months Ended April 30, 2019 (Unaudited)	$24.92	$0.48	$1.67	$2.15	$(0.43)
November 8, 2017 (g) through October 31, 2018	25.00	0.96	(0.17)	0.79	(0.87)

JPMorgan U.S. Minimum Volatility ETF
Six Months Ended April 30, 2019 (Unaudited)	26.14	0.31	2.28	2.59	(0.28)
November 8, 2017 (g) through October 31, 2018	25.00	0.59	1.08	1.67	(0.53)

JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2019 (Unaudited)	25.98	0.19	2.37	2.56	(0.15)
November 8, 2017 (g) through October 31, 2018	25.00	0.35	0.95	1.30	(0.32)

JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2019 (Unaudited)	26.56	0.29	2.34	2.63	(0.24)
November 8, 2017 (g) through October 31, 2018	25.00	0.52	1.52	2.04	(0.48)

JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2019 (Unaudited)	25.21	0.35	1.67	2.02	(0.27)
November 8, 2017 (g) through October 31, 2018	25.00	0.64	0.16	0.80	(0.59)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.

(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(g)	Commencement of operations.
(h)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$26.64	$26.64	8.86%	8.94%		$30,630,705	0.12	%(f)	3.81%	0.67	%(f)	11%
24.92	24.90	3.08	2.99	(h)	27,411,126	0.12	(f)	3.81	0.76	(f)	24

28.45	28.47	10.07	10.14		41,258,938	0.12	(f)	2.30	0.64	(f)	10
26.14	26.14	6.69	6.69	(h)	27,445,770	0.12	(f)	2.33	0.76	(f)	17

28.39	28.42	9.96	10.03		39,748,855	0.12	(f)	1.44	0.60	(f)	22
25.98	25.99	5.17	5.21	(h)	28,575,370	0.12	(f)	1.32	0.74	(f)	44

28.95	28.96	10.04	10.08		52,108,696	0.12	(f)	2.16	0.56	(f)	10
26.56	26.56	8.15	8.15	(h)	29,215,267	0.12	(f)	2.01	0.74	(f)	22

26.96	26.98	8.17	8.25		56,620,137	0.12	(f)	2.75	0.55	(f)	11
25.21	25.21	3.12	3.12	(h)	28,986,509	0.12	(f)	2.52	0.75	(f)	26

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 17 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversified/Non-Diversified
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return Europe Equity ETF	Diversified
JPMorgan Diversified Return Global Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Dividend ETF	Diversified
JPMorgan U.S. Minimum Volatility ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

JPMorgan BetaBuilders Canada ETF (the “BetaBuilders Canada ETF”) commenced operations on August 7, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.

JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “BetaBuilders Developed Asia ex-Japan ETF”) commenced operations on August 7, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia ex-Japan Target Market Exposure IndexSM.

JPMorgan BetaBuilders Europe ETF (the “BetaBuilders Europe ETF”) commenced operations on June 15, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.

JPMorgan BetaBuilders Japan ETF (the “BetaBuilders Japan ETF”) commenced operations on June 15, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.

JPMorgan BetaBuilders U.S. Equity ETF (the “BetaBuilders U.S. Equity ETF”) commenced operations on March 12, 2019. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.

The investment objective of JPMorgan Diversified Return Europe Equity ETF (the “Europe Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index.

The investment objective of JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index.

The investment objective of JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Equity ETF (the “U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.

JPMorgan U.S. Dividend ETF (the “U.S. Dividend ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index.

JPMorgan U.S. Minimum Volatility ETF (the “U.S. Minimum Volatility ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index.

JPMorgan U.S. Momentum Factor ETF (the “U.S. Momentum Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.

JPMorgan U.S. Quality Factor ETF (the “U.S. Quality Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.

JPMorgan U.S. Value Factor ETF (the “U.S. Value Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded on the NYSE Arca, Inc., except shares of BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders Japan ETF and BetaBuilders U.S. Equity ETF which are listed and traded on Cboe BZX Exchange, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
BetaBuilders Canada ETF	100,000
BetaBuilders Developed Asia ex-Japan ETF	200,000
BetaBuilders Europe ETF	200,000
BetaBuilders Japan ETF	400,000
BetaBuilders U.S. Equity ETF	50,000
Emerging Markets Equity ETF	100,000
Europe Equity ETF	100,000
Global Equity ETF	100,000
International Equity ETF	100,000
U.S. Equity ETF	100,000
U.S. Mid Cap Equity ETF	100,000
U.S. Small Cap Equity ETF	50,000
U.S. Dividend ETF	50,000
U.S. Minimum Volatility ETF	50,000
U.S. Momentum Factor ETF	50,000
U.S. Quality Factor ETF	50,000
U.S. Value Factor ETF	50,000

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted in Funds with sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding Exchange-Traded Funds (“ETFs”), (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

BetaBuilders Canada ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,894,945,334	$—	$—	$3,894,945,334

Appreciation in Other Financial Instruments
Futures Contracts (a)	$301,989	$—	$—	$301,989

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

BetaBuilders Developed Asia ex-Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$686,582,569	$—	$686,582,569
China	—	4,072,369	—	4,072,369
Hong Kong	5,017,888	361,515,144	—	366,533,032
Ireland	—	4,378,756	—	4,378,756
Luxembourg	—	524,433	—	524,433
Macau	—	29,497,894	—	29,497,894
New Zealand	—	27,834,670	—	27,834,670
Singapore	374,298	155,597,712	—	155,972,010
Taiwan	—	585,302	—	585,302

Total Common Stocks	5,392,186	1,270,588,849	—	1,275,981,035

Investment of cash collateral from securities loaned	5,629,387	—	—	5,629,387

Total Investments in Securities	$11,021,573	$1,270,588,849	$—	$1,281,610,422

Appreciation in Other Financial Instruments
Futures Contracts	$90,842	$3,548	$—	$94,390

Depreciation in Other Financial Instruments
Futures Contracts	$(2,119)	$—	$—	$(2,119)

BetaBuilders Europe ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$53,593,791	$—	$53,593,791
Austria	6,936,242	13,980,798	—	20,917,040
Belgium	948,770	83,221,597	—	84,170,367
Chile	—	1,899,344	—	1,899,344
Colombia	—	1,627,481	—	1,627,481
Denmark	12,807,182	103,655,232	—	116,462,414
Finland	2,939,941	82,438,897	—	85,378,838
France	82,470,836	638,987,807	—	721,458,643
Germany	57,346,298	524,928,000	—	582,274,298
Ghana	—	1,878,807	—	1,878,807
Ireland	20,000,782	20,548,989	—	40,549,771
Italy	—	148,984,518	—	148,984,518
Jordan	—	1,486,554	—	1,486,554
Luxembourg	3,016,361	12,948,848	—	15,965,209
Mexico	—	835,256	—	835,256
Netherlands	—	310,241,385	—	310,241,385
Norway	1,128,239	50,676,915	—	51,805,154
Portugal	1,850,634	10,718,306	—	12,568,940
Russia	—	2,487,604	—	2,487,604
South Africa	—	17,051,246	—	17,051,246
Spain	871,874	196,830,025	—	197,701,899
Sweden	1,408,849	192,247,119	—	193,655,968
Switzerland	3,868,983	598,795,669	—	602,664,652
United Arab Emirates	—	1,462,307	—	1,462,307
United Kingdom	5,846,026	994,725,049	—	1,000,571,075
United States	—	16,972,737	—	16,972,737

Total Common Stocks	201,441,017	4,083,224,281	—	4,284,665,298

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

BetaBuilders Europe ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
United Kingdom	$81,615	$—	$—	$81,615
Investment of cash collateral from securities loaned	273,946,690	—	—	273,946,690

Total Investments in Securities	$475,469,322	$4,083,224,281	$—	$4,558,693,603

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,332,338	$—	$1,332,338

BetaBuilders Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,755,479	$3,430,906,983	$—	$3,434,662,462
Investment of cash collateral from securities loaned	4,939,149	—	—	4,939,149

Total Investments in Securities	$8,694,628	$3,430,906,983	$—	$3,439,601,611

Appreciation in Other Financial Instruments
Futures Contracts	$452,088	$—	$—	$452,088

BetaBuilders U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,770,876	$—	$—	$31,770,876

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
China	$1,262,716	$65,527,491	$—	(b)	$66,790,207
Czech Republic	101,064	1,057,570	—		1,158,634
Egypt	75,455	570,077	—		645,532
Greece	139,743	1,223,973	—		1,363,716
Hong Kong	—	1,255,224	—		1,255,224
Hungary	—	1,387,110	—		1,387,110
India	194,188	33,333,519	—		33,527,707
Indonesia	289,907	19,693,351	—		19,983,258
Kuwait	2,923,332	240,189	—		3,163,521
Malaysia	—	16,557,602	—		16,557,602
Pakistan	—	96,744	—		96,744
Philippines	1,246,500	5,497,014	—		6,743,514
Qatar	678,303	4,140,117	—		4,818,420
Singapore	—	36,951	—		36,951
South Africa	2,465,207	14,832,586	—		17,297,793
Taiwan	—	52,748,172	—		52,748,172
Thailand	10,715,557	12,024,063	—		22,739,620
Turkey	881,721	2,548,603	—		3,430,324
United Arab Emirates	424,015	3,726,225	—		4,150,240
Other Common Stocks	71,913,089	—	—		71,913,089

Total Common Stocks	93,310,797	236,496,581	—	(b)	329,807,378

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Emerging Markets Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Rights	$—	$—	(b)	$—		$—	(b)
Investment of cash collateral from securities loaned	746,461	—		—		746,461

Total Investments in Securities	$94,057,258	$236,496,581		$—	(b)	$330,553,839

Appreciation in Other Financial Instruments
Futures Contracts	$30,614	$—		$—		$30,614

Europe Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$137,327	$—	$137,327
Austria	—	143,833	—	143,833
Belgium	—	316,087	—	316,087
Chile	—	62,851	—	62,851
Denmark	69,516	718,087	—	787,603
Finland	64,112	562,556	—	626,668
France	343,074	2,314,969	—	2,658,043
Germany	357,439	1,724,781	—	2,082,220
Ireland	—	77,145	—	77,145
Italy	—	902,543	—	902,543
Jordan	—	68,513	—	68,513
Kazakhstan	—	56,710	—	56,710
Luxembourg	55,723	120,096	—	175,819
Netherlands	—	815,718	—	815,718
Norway	—	413,471	—	413,471
Poland	—	84,652	—	84,652
Portugal	11,025	126,899	—	137,924
Russia	—	132,318	—	132,318
South Africa	—	64,355	—	64,355
Spain	—	918,668	—	918,668
Sweden	61,957	1,046,721	—	1,108,678
Switzerland	8,408	1,485,545	—	1,493,953
United Arab Emirates	—	332	—	332
United Kingdom	24,736	3,409,732	—	3,434,468
United States	—	147,387	—	147,387

Total Common Stocks	995,990	15,851,296	—	16,847,286

Investment of cash collateral from securities loaned	295,789	—	—	295,789

Total Investments in Securities	$1,291,779	$15,851,296	$—	$17,143,075

Appreciation in Other Financial Instruments
Futures Contracts	$—	$17,887	$—	$17,887

Global Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$19,100,149	$—	$19,100,149
Austria	—	461,618	—	461,618
Belgium	—	1,971,591	—	1,971,591

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Global Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chile	$—	$14,158	$—	$14,158
China	—	1,537,045	—	1,537,045
Denmark	408,366	1,225,166	—	1,633,532
Finland	428,756	1,659,846	—	2,088,602
France	1,063,994	7,419,054	—	8,483,048
Germany	203,455	4,835,265	—	5,038,720
Hong Kong	—	9,482,537	—	9,482,537
Italy	—	2,226,565	—	2,226,565
Japan	—	45,100,901	—	45,100,901
Macau	—	1,488,070	—	1,488,070
Netherlands	—	3,936,587	—	3,936,587
New Zealand	—	711,692	—	711,692
Norway	—	2,055,946	—	2,055,946
Portugal	—	890,255	—	890,255
Singapore	—	4,299,168	—	4,299,168
South Africa	—	605,952	—	605,952
South Korea	828,710	16,778,460	—	17,607,170
Spain	—	4,800,695	—	4,800,695
Sweden	120,247	4,858,303	—	4,978,550
Switzerland	57,186	3,957,584	—	4,014,770
United Kingdom	1,355,062	6,334,033	—	7,689,095
United States	50,907,166	120,979	—	51,028,145
Other Common Stocks	8,503,063	—	—	8,503,063

Total Common Stocks	63,876,005	145,871,619	—	209,747,624

Short-Term Investments
Investment Companies	52,770	—	—	52,770
Investment of cash collateral from securities loaned	3,438,708	—	—	3,438,708

Total Investments in Securities	$67,367,483	$145,871,619	$—	$213,239,102

Appreciation in Other Financial Instruments
Futures Contracts	$42,691	$—	$—	$42,691

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$174,212,650	$—	$174,212,650
Austria	—	4,893,722	—	4,893,722
Belgium	—	12,563,091	—	12,563,091
Cambodia	—	1,227,648	—	1,227,648
Chile	—	6,246,390	—	6,246,390
China	—	14,152,728	—	14,152,728
Denmark	—	12,797,501	—	12,797,501
Finland	5,763,242	26,442,468	—	32,205,710
France	5,105,807	96,006,142	—	101,111,949
Germany	4,242,955	52,991,040	—	57,233,995
Hong Kong	—	104,342,490	—	104,342,490
Italy	—	22,203,549	—	22,203,549
Japan	—	408,258,461	—	408,258,461
Jordan	—	6,713,491	—	6,713,491
Luxembourg	—	2,947,008	—	2,947,008

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

International Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Macau	$—	$3,841,420	$—	$3,841,420
Netherlands	—	54,582,360	—	54,582,360
New Zealand	—	12,615,039	—	12,615,039
Norway	—	26,356,830	—	26,356,830
Portugal	—	11,081,236	—	11,081,236
Russia	—	5,616,041	—	5,616,041
Singapore	—	43,799,884	—	43,799,884
South Africa	—	6,031,700	—	6,031,700
South Korea	5,064,727	140,851,900	—	145,916,627
Spain	586,837	34,839,506	—	35,426,343
Sweden	4,061,461	54,354,851	—	58,416,312
Switzerland	698,436	41,387,306	—	42,085,742
United Arab Emirates	—	742,657	—	742,657
United Kingdom	5,715,140	293,272,910	—	298,988,050
United States	—	8,487,816	—	8,487,816

Total Common Stocks	31,238,605	1,683,859,835	—	1,715,098,440

Preferred Stocks
United Kingdom	6,883	—	—	6,883
Short-Term Investments
Investment Companies	569,515	—	—	569,515
Investment of cash collateral from securities loaned	43,167,119	—	—	43,167,119

Total Investments in Securities	$74,982,122	$1,683,859,835	$—	$1,758,841,957

Appreciation in Other Financial Instruments
Futures Contracts	$300,098	$—	$—	$300,098

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$707,004,304	$—	$—	$707,004,304

Appreciation in Other Financial Instruments
Futures Contracts (a)	$65,403	$—	$—	$65,403

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$169,947,911	$—	$—	$169,947,911

Appreciation in Other Financial Instruments
Futures Contracts (a)	$14,916	$—	$—	$14,916

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$173,702,635	$—	$—		$173,702,635
Rights
Food Products	—	—	—	(b)	—	(b)
Media	—	—	—	(b)	—	(b)

Total Rights	—	—	—	(b)	—	(b)

Short-Term Investments
Investment Companies	388,121	—	—		388,121
Investment of cash collateral from securities loaned	8,176,564	—	—		8,176,564

Total Investments in Securities	$182,267,320	$—	$—	(b)	$182,267,320

Appreciation in Other Financial Instruments
Futures Contracts	$5,167	$—	$—		$5,167

U.S. Dividend ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,611,598	$—	$—	$30,611,598

Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,305	$—	$—	$4,305

U.S. Minimum Volatility ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,259,356	$—	$—	$41,259,356

Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,305	$—	$—	$4,305

U.S. Momentum Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$39,946,499	$—	$—	$39,946,499

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,755	$—	$—	$2,755

U.S. Quality Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$52,372,502	$—	$—	$52,372,502

Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,305	$—	$—	$4,305

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

U.S. Value Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$56,695,890	$—	$—	$56,695,890

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,610	$—	$—	$5,610

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers into and out of level 3 for the six months ended April 30, 2019.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of April 30, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. Futures Contracts — All funds, except BetaBuilders U.S. Equity ETF, used index futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations (“SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs, while cash deposited, which is considered restricted, is recorded on the SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the SAL.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the period ended April 30, 2019:

	BetaBuilders Canada ETF	BetaBuilders Developed Asia ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	Europe Equity ETF	Global Equity ETF	International Equity ETF
Futures Contracts — Equity:
Average Notional Balance Long	$12,661,569	$7,235,322	$17,284,661	$22,038,555	$685,500	$255,406	$961,006	$7,291,481
Ending Notional Balance Long	16,303,352	8,417,399	35,593,884	44,597,244	809,475	328,888	818,040	10,058,475

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Dividend ETF	U.S. Minimum Volatility ETF	U.S. Momentum Factor ETF		U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts — Equity:
Average Notional Balance Long	$2,033,664	$770,780	$384,020	$245,750	$148,609	$80,150	(a)	$207,033	$239,490
Ending Notional Balance Long	1,622,225	394,580	318,680	81,635	81,635	81,635		81,635	163,270

(a)	For the period March 1, 2019 through April 30, 2019.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the IM Shares of JPMorgan U.S. Government Money Market Fund and the Agency SL Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the SOP as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the SOP.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the SAL. The value of the cash collateral received is recorded as a liability on the SAL and details of Collateral Investments are disclosed in the SOIs. At April 30, 2019, the value of outstanding securities on loan and the value of Collateral Investments were as follows:

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total value of Collateral Investments
BetaBuilders Canada ETF	$167,876,062	$175,374,510	$175,374,510
BetaBuilders Developed Asia ex-Japan ETF	5,345,743	5,629,387	5,629,387
BetaBuilders Europe ETF	256,352,424	273,946,690	273,946,690
BetaBuilders Japan ETF	4,734,944	4,939,149	4,939,149
Emerging Markets Equity ETF	697,890	746,461	746,461
Europe Equity ETF	281,824	295,789	295,789
Global Equity ETF	3,277,393	3,438,708	3,438,708
International Equity ETF	37,115,611	43,167,119	43,167,119
U.S. Equity ETF	24,018,945	24,660,085	24,660,085
U.S. Mid Cap Equity ETF	2,875,507	2,975,516	2,975,516
U.S. Small Cap Equity ETF	7,819,428	8,176,564	8,176,564
U.S. Momentum Factor ETF	180,731	183,685	183,685
U.S. Quality Factor ETF	268,181	276,387	276,387
U.S. Value Factor ETF	74,487	79,891	79,891

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

The following table presents the Funds’ value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2019.

	Investment Securities on Loan, at Value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$167,876,062	$(167,876,062)	$—
BetaBuilders Developed Asia ex-Japan ETF	5,345,743	(5,345,743)	—
BetaBuilders Europe ETF	256,352,424	(256,352,424)	—
BetaBuilders Japan ETF	4,734,944	(4,734,944)	—
Emerging Markets Equity ETF	697,890	(697,890)	—
Europe Equity ETF	281,824	(281,824)	—
Global Equity ETF	3,277,393	(3,277,393)	—
International Equity ETF	37,115,611	(37,115,611)	—
U.S. Equity ETF	24,018,945	(24,018,945)	—
U.S. Mid Cap Equity ETF	2,875,507	(2,875,507)	—
U.S. Small Cap Equity ETF	7,819,428	(7,819,428)	—
U.S. Momentum Factor ETF	180,731	(180,731)	—
U.S. Quality Factor ETF	268,181	(268,181)	—
U.S. Value Factor ETF	74,487	(74,487)	—

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows:

BetaBuilders Canada ETF	$6,950
BetaBuilders Developed Asia ex-Japan ETF	1,439
BetaBuilders Europe ETF	4,284
BetaBuilders Japan ETF	4,999
Emerging Markets Equity ETF	50
Europe Equity ETF	68
Global Equity ETF	709
International Equity ETF	2,168
U.S. Equity ETF	3,239
U.S. Mid Cap Equity ETF	580
U.S. Small Cap Equity ETF	1,915
U.S. Dividend ETF	79
U.S. Minimum Volatility ETF	23
U.S. Momentum Factor ETF	59
U.S. Quality Factor ETF	62
U.S. Value Factor ETF	57

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included in the SOP as Income from securities lending (net).

BetaBuilders U.S. Equity ETF did not lend out any securities during the period ended April 30, 2019.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer who is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

BetaBuilders Canada ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares (a)	$1,992,902	$—	$1,992,902	$(199)		$199	$—	—	$—		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	49,999,700	1,086,000,000	1,006,000,000	13,601	*	—	130,013,301	130,000,301	776,455	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	19,883,026	762,883,617	737,405,434	—		—	45,361,209	45,361,209	268,626	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	190,063	8,147,244	8,337,307	—		—	—	—	3,731		—

Total	$72,065,691	$1,857,030,861	$1,753,735,643	$13,402		$199	$175,374,510		$1,048,812		$—

BetaBuilders Developed Asia ex-Japan ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$—	$15,000,000	$13,000,000	$—	$—	$2,000,000	1,999,800	$9,551	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	—	15,221,432	11,592,045	—	—	3,629,387	3,629,387	45,066	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	254,772	48,388,688	48,643,460	—	—	—	—	5,141		—

Total	$254,772	$78,610,120	$73,235,505	$—	$—	$5,629,387		$59,758		$—

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

BetaBuilders Europe ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares (a)	$2,999,300	$—	$2,999,300	$(300	)*	$300	*	$—	—	$—		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	17,999,500	326,000,000	146,000,000	1,900	*	500	*	198,001,900	197,982,102	511,293	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	5,502,935	202,992,372	132,550,517	—		—		75,944,790	75,944,790	182,935	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	296,502	17,282,282	17,578,784	—		—		—	—	4,568		—

Total	$26,798,237	$546,274,654	$299,128,601	$1,600		$800		$273,946,690		$698,796		$—

BetaBuilders Japan ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$12,999,800	$308,000,000	$318,000,000	$4,200	*	$200	*	$3,004,200	3,003,900	$501,273	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	6,499,769	166,619,774	171,184,594	—		—		1,934,949	1,934,949	144,493	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	288,800	16,223,341	16,512,141	—		—		—	—	3,955		—

Total	$19,788,369	$490,843,115	$505,696,735	$4,200		$200		$4,939,149		$649,721		$—

BetaBuilders U.S. Equity ETF

	For the period ended April 30, 2019
Security Description	Value at March 12, 2019 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares (d)	$—	$424,563	$3,409	$80	$47,840	$469,074	4,042	$2,964	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	—	134,145	18,098	—	—	116,047	116,047	213	—

Total	$—	$558,708	$21,507	$80	$47,840	$585,121		$3,177	$—

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Emerging Markets Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	$—	$2,101,227	$1,354,766	$—	$—	$746,461	746,461	$2,480	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	753,648	1,045,125	1,798,773	—	—	—	—	1,410		—

Total	$753,648	$3,146,352	$3,153,539	$—	$—	$746,461		$3,890		$—

Europe Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	$—	$2,207,995	$1,912,206	$—	$—	$295,789	295,789	$2,605	*	$—

Global Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$—	$3,000,000	$1,000,000	$—	$—	$2,000,000	1,999,800	$13,207	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	924,151	22,481,893	21,967,336	—	—	1,438,708	1,438,708	23,794	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	627,017	2,564,559	3,138,806	—	—	52,770	52,770	3,884		834

Total	$1,551,168	$28,046,452	$26,106,142	$—	$—	$3,491,478		$40,885		$834

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

International Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$—	$82,000,000	$54,000,000	$—	$—	$28,000,000	27,997,200	$130,365	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	—	75,041,151	59,874,032	—	—	15,167,119	15,167,119	81,722	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	6,618,219	29,759,755	35,808,459	—	—	569,515	569,515	26,691		—

Total	$6,618,219	$186,800,906	$149,682,491	$—	$—	$43,736,634		$238,778		$—

U.S. Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$—	$103,000,000	$88,000,000	$5,101	*	$—	$15,005,101	15,003,600	$258,088	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	4,709,887	138,139,988	133,194,891	—		—	9,654,984	9,654,984	100,430	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	6,889,863	16,566,472	22,631,214	—		—	825,121	825,121	22,401		—

Total	$11,599,750	$257,706,460	$243,826,105	$5,101		$—	$25,485,206		$380,919		$—

U.S. Mid Cap Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$—	$3,000,000	$1,000,000	$—	$—	$2,000,000	1,999,800	$1,191	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	643,332	18,834,328	18,502,144	—	—	975,516	975,516	17,357	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	3,620,915	4,842,302	8,134,601	—	—	328,616	328,616	9,121		—

Total	$4,264,247	$26,676,630	$27,636,745	$—	$—	$3,304,132		$27,669		$—

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

U.S. Small Cap Equity ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a)(b)	$—	$18,000,000	$16,000,000	$1,200	*	$400	*	$2,001,600	2,001,400	$56,143	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	2,431,125	48,229,357	44,485,518	—		—		6,174,964	6,174,964	61,784	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	1,505,075	4,333,743	5,450,697	—		—		388,121	388,121	4,703		—

Total	$3,936,200	$70,563,100	$65,936,215	$1,200		$400		$8,564,685		$122,630		$—

U.S. Dividend ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$148,580	$2,698,160	$2,846,740	$—	$—	$—	—	$2,345	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	1,248,859	1,255,395	2,470,982	—	—	33,272	33,272	2,671		—

Total	$1,397,439	$3,953,555	$5,317,722	$—	$—	$33,272		$5,016		$—

U.S. Minimum Volatility ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$93,840	$1,679,330	$1,773,170	$—	$—	$—	—	$702	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	760,666	1,194,696	1,880,851	—	—	74,511	74,511	2,106		—

Total	$854,506	$2,874,026	$3,654,021	$—	$—	$74,511		$2,808		$—

U.S. Momentum Factor ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	$66,300	$3,353,706	$3,236,321	$—	$—	$183,685	183,685	$1,861	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	63,323	732,841	737,690	—	—	58,474	58,474	540		—

Total	$129,623	$4,086,547	$3,974,011	$—	$—	$242,159		$2,401		$—

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

U.S. Quality Factor ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	$58,800	$2,495,576	$2,277,989	$—	$—	$276,387	276,387	$1,887	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	836,372	1,604,930	2,392,699	—	—	48,603	48,603	2,052		—

Total	$895,172	$4,100,506	$4,670,688	$—	$—	$324,990		$3,939		$—

U.S. Value Factor ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a)(b)	$57,600	$2,351,525	$2,329,234	$—	$—	$79,891	79,891	$1,672	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a)(b)	692,762	1,758,303	2,376,733	—	—	74,332	74,332	2,295		—

Total	$750,362	$4,109,828	$4,705,967	$—	$—	$154,223		$3,967		$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2019.
(c)	Commencement of operations.
(d)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
*	Amount is included on the SOP as income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the SOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the SOP.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Funds commenced operations. For the period ended April 30, 2019, total offering costs incurred were:

BetaBuilders Canada ETF	$16,918
BetaBuilders Developed Asia ex-Japan ETF	15,610
BetaBuilders Europe ETF	13,889
BetaBuilders Japan ETF	13,250
U.S. Dividend ETF	4,068
U.S. Minimum Volatility ETF	5,756
U.S. Momentum Factor ETF	4,071
U.S. Quality Factor ETF	4,061
U.S. Value Factor ETF	4,073

Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds commenced operations and are included as part of Professional fees on the SOP. For the period ended April 30, 2019, total offering costs amortized were:

BetaBuilders Canada ETF	$8,389
BetaBuilders Developed Asia ex-Japan ETF	7,741
BetaBuilders Europe ETF	6,887
BetaBuilders Japan ETF	6,545
U.S. Dividend ETF	90
U.S. Minimum Volatility ETF	126
U.S. Momentum Factor ETF	90
U.S. Quality Factor ETF	90
U.S. Value Factor ETF	89

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2019, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for all Funds, except the BetaBuilders Japan ETF, which generally declares and pays any net investment income annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee and Management Fee — Pursuant to Investment Advisory Agreement for all Funds, except the BetaBuilders U.S. Equity ETF, and a Management Agreement for the BetaBuilders U.S. Equity ETF, the Adviser supervises the investments of each Fund. For such services, the Adviser is paid a fee which is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia ex-Japan ETF	0.19%
BetaBuilders Europe ETF	0.09%
BetaBuilders Japan ETF	0.19%
BetaBuilders U.S. Equity ETF	0.02%
Emerging Markets Equity ETF	0.44%
Europe Equity ETF	0.30%
Global Equity ETF	0.24%
International Equity ETF	0.24%
U.S. Equity ETF	0.23%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.23%
U.S. Minimum Volatility ETF	0.23%
U.S. Momentum Factor ETF	0.23%
U.S. Quality Factor ETF	0.23%
U.S. Value Factor ETF	0.23%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

Under the Management Agreement, JPMIM is responsible for substantially all expenses of the BetaBuilders U.S. Equity ETF, except for the management fees, payments under the BetaBuilders U.S. Equity ETF’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the BetaBuilders U.S. Equity ETF’s business. Additionally, the BetaBuilders U.S. Equity ETF shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

B. Administration Fee — Pursuant to an Administration Agreement for all Funds, except the BetaBuilders U.S. Equity ETF, the Administrator provides certain administration services to the Funds. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of each Fund’s respective average daily net assets. Prior to January 1, 2019, the Administrator received a fee accrued daily and paid monthly at an annual rate of 0.085% each Fund’s respective average daily net assets. The Administrator also provides administration services to the BetaBuilders U.S. Equity ETF pursuant to the Management Agreement for that Fund; the Administrator is compensated as described in Note 3.A.

The Administrator waived Administration fees as outlined in Note 3.D.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds, except the BetaBuilders U.S. Equity ETF, which is paid as described in Note 3.A, for custody services are included in the Custodian, Accounting and Transfer Agent fees on the SOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the SOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

For the period ended April 30, 2019, the amount of transaction fees paid by the Authorized Participants to the Funds that were used to reimburse Custodian and Transfer Agent fees were as follows:

BetaBuilders Canada ETF	$60,000
BetaBuilders Developed Asia ex-Japan ETF	135,000
BetaBuilders Europe ETF	492,200
BetaBuilders Japan ETF	155,000
Emerging Markets Equity ETF	132,300
Europe Equity ETF	34,200
Global Equity ETF	15,400
International Equity ETF	72,000
U.S. Equity ETF	24,650
U.S. Mid Cap Equity ETF	13,500
U.S. Small Cap Equity ETF	33,600
U.S. Dividend ETF	3,000
U.S. Minimum Volatility ETF	3,600
U.S. Momentum Factor ETF	1,600
U.S. Quality Factor ETF	3,000
U.S. Value Factor ETF	7,700

Such amounts are included in expense reimbursements from non-affiliates in the SOP.

Restricted cash on the SAL is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the SOP.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia ex-Japan ETF	0.19%
BetaBuilders Europe ETF	0.09%
BetaBuilders Japan ETF	0.19%
Emerging Markets Equity ETF	0.45%
Europe Equity ETF	0.38%
Global Equity ETF	0.38%
International Equity ETF	0.38%
U.S. Equity ETF	0.19%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.12%
U.S. Minimum Volatility ETF	0.12%
U.S. Momentum Factor ETF	0.12%
U.S. Quality Factor ETF	0.12%
U.S. Value Factor ETF	0.12%

The expense limitation agreements were in effect for the period ended April 30, 2019 and are in place until at least February 28, 2022.

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

For the period ended April 30, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
BetaBuilders Canada ETF	$908,748	$605,832	$1,514,580	$646
BetaBuilders Developed Asia ex-Japan ETF	455,139	303,426	758,565	1,119
BetaBuilders Europe ETF	921,929	614,620	1,536,549	—
BetaBuilders Japan ETF	1,087,871	725,248	1,813,119	—
Emerging Markets Equity ETF	324,108	102,471	426,579	—
Europe Equity ETF	53,507	14,418	67,925	5,752
Global Equity ETF	48,479	32,319	80,798	—
International Equity ETF	44,395	29,596	73,991	—
U.S. Equity ETF	307,366	204,911	512,277	—
U.S. Mid Cap Equity ETF	72,266	48,178	120,444	—
U.S. Small Cap Equity ETF	62,615	41,744	104,359	—
U.S. Dividend ETF	31,730	10,911	42,641	30,756
U.S. Minimum Volatility ETF	35,460	12,138	47,598	29,414
U.S. Momentum Factor ETF	38,978	13,222	52,200	27,905
U.S. Quality Factor ETF	45,026	15,324	60,350	23,877
U.S. Value Factor ETF	52,923	17,863	70,786	20,212

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). For each Fund, except the BetaBuilders U.S. Equity ETF, the Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective fees and expenses incurred by each Fund from the applicable Fund’s investment in such affiliated money market funds, except for investments of securities lending collateral. For BetaBuilders U.S. Equity ETF, these waivers are covered under the Management Agreement as described in Note 3.A.

The amounts of these waivers resulting from investments in these money market funds for the period ended April 30, 2019, were as follows:

BetaBuilders Canada ETF	$406
BetaBuilders Developed Asia ex-Japan ETF	504
BetaBuilders Europe ETF	462
BetaBuilders Japan ETF	609
BetaBuilders U.S. Equity ETF	2
Emerging Markets Equity ETF	256
Europe Equity ETF	1
Global Equity ETF	413
International Equity ETF	3,507
U.S. Equity ETF	2,655
U.S. Mid Cap Equity ETF	1,063
U.S. Small Cap Equity ETF	627
U.S. Dividend ETF	344
U.S. Minimum Volatility ETF	246
U.S. Momentum Factor ETF	53
U.S. Quality Factor ETF	249
U.S. Value Factor ETF	266

E. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreements with the Trust (the “Distribution Agreements”). Although the Trust does not pay any fees under the Distribution Agreements, JPMIM pays JPMDS for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, excluding the BetaBuilders U.S. Equity ETF, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the SOP.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended April 30, 2019, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$195,633,782	$117,914,966
BetaBuilders Developed Asia ex-Japan ETF	135,303,909	30,316,361
BetaBuilders Europe ETF	104,921,526	72,137,806
BetaBuilders Japan ETF	72,508,725	67,359,440
BetaBuilders U.S. Equity ETF	225,644	244,808
Emerging Markets Equity ETF	112,697,137	51,044,424
Europe Equity ETF	3,440,276	3,621,936
Global Equity ETF	25,878,572	24,089,684
International Equity ETF	216,144,058	171,343,083
U.S. Equity ETF	82,142,305	73,457,512
U.S. Mid Cap Equity ETF	22,192,930	17,010,031
U.S. Small Cap Equity ETF	12,893,056	10,264,093
U.S. Dividend ETF	4,008,473	3,144,989
U.S. Minimum Volatility ETF	4,126,668	3,173,489
U.S. Momentum Factor ETF	7,691,918	7,547,858
U.S. Quality Factor ETF	6,001,494	4,205,710
U.S. Value Factor ETF	6,343,919	5,220,111

During the period ended April 30, 2019, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

	In-Kind Creations	In-Kind Redemptions
BetaBuilders Canada ETF	$1,479,200,133	$73,579,797
BetaBuilders Developed Asia ex-Japan ETF	468,379,199	34,707,308
BetaBuilders Europe ETF	2,701,100,975	61,038,875
BetaBuilders Japan ETF	1,638,376,138	606,864,991
BetaBuilders U.S. Equity ETF	30,145,265	—
Emerging Markets Equity ETF	34,635,163	—
Europe Equity ETF	10,046,848	66,469,954
Global Equity ETF	4,795,720	10,686,974
International Equity ETF	211,120,357	37,757,391
U.S. Equity ETF	117,261,347	42,533,742
U.S. Mid Cap Equity ETF	55,189,879	11,612,031
U.S. Small Cap Equity ETF	85,991,652	18,054,329
U.S. Dividend ETF	3,795,369	2,004,161
U.S. Minimum Volatility ETF	10,882,814	—
U.S. Momentum Factor ETF	7,541,893	—
U.S. Quality Factor ETF	18,072,296	—
U.S. Value Factor ETF	29,838,508	7,666,552

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2019 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$3,800,966,121	$167,237,245	$72,956,043	$94,281,202
BetaBuilders Developed Asia ex-Japan ETF	1,206,190,402	95,092,295	19,580,004	75,512,291
BetaBuilders Europe ETF	4,349,232,969	265,114,885	54,321,913	210,792,972
BetaBuilders Japan ETF	3,513,823,310	142,041,911	215,811,522	(73,769,611)
BetaBuilders U.S. Equity ETF	30,243,550	1,814,018	286,692	1,527,326
Emerging Markets Equity ETF	306,912,484	34,690,333	11,018,364	23,671,969
Europe Equity ETF	17,805,835	684,408	1,329,281	(644,873)
Global Equity ETF	202,452,484	20,990,659	10,161,350	10,829,309
International Equity ETF	1,706,606,327	143,344,399	90,808,671	52,535,728
U.S. Equity ETF	631,754,425	92,101,350	16,786,068	75,315,282
U.S. Mid Cap Equity ETF	156,020,987	18,239,193	4,297,353	13,941,840
U.S. Small Cap Equity ETF	176,402,037	13,961,533	8,091,083	5,870,450
U.S. Dividend ETF	28,954,733	2,726,066	1,064,896	1,661,170
U.S. Minimum Volatility ETF	37,476,639	4,508,637	721,615	3,787,022
U.S. Momentum Factor ETF	33,810,768	6,492,989	354,503	6,138,486
U.S. Quality Factor ETF	46,622,554	6,495,297	741,044	5,754,253
U.S. Value Factor ETF	52,482,678	5,206,699	987,877	4,218,822

As of October 31, 2018, the following Funds had net capital loss carryforwards as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$(772,844)	$—
BetaBuilders Developed Asia ex-Japan ETF	(149,273)	—
BetaBuilders Japan ETF	(917,863)	—
Emerging Markets Equity ETF	(8,430,347)	(143,376)
Europe Equity ETF	(149,231)	—
Global Equity ETF	(404,849)
International Equity ETF	(3,014,624)	—
U.S. Equity ETF	(1,607,722)	—
U.S. Mid Cap Equity ETF	(475,898)	—
U.S. Small Cap Equity ETF	(348,136)	—
U.S. Dividend ETF	(265,350)	—
U.S. Minimum Volatility ETF	(91,144)	(1,769)
U.S. Momentum Factor ETF	(304,497)	—
U.S. Quality Factor ETF	(108,318)	—
U.S. Value Factor ETF	(104,119)	—

During the year ended October 31, 2018, the following Funds utilized capital loss carryforwards as follows:

	Short-Term	Long-Term
Emerging Markets Equity ETF	$1,583,336	$469,956
Europe Equity ETF	84,108	—
Global Equity ETF	428,239	351,978
International Equity ETF	—	4,472,246
U.S. Equity ETF	—	243,462

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders Japan ETF, Europe Equity ETF, Global Equity ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of April 30, 2019, the Adviser owns shares representing more than 10% of net assets of following Funds:

% of Ownership
U.S. Dividend ETF	86%
U.S. Minimum Volatility ETF	69
U.S. Momentum Factor ETF	71
U.S. Quality Factor ETF	55
U.S. Value Factor ETF	48

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF, Europe Equity ETF, Global Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

As of April 30, 2019, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

Fund Name	Australia	Brazil	Canada	China	France	Germany	Hong Kong	India	Japan	Singapore	Switzerland	Taiwan	United Kingdom
BetaBuilders Canada ETF	—%	—%	92.6%	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%
BetaBuilders Developed Asia ex-Japan ETF	53.6	—	—	—	—	—	28.6	—	—	12.2	—	—	—
BetaBuilders Europe ETF	—	—	—	—	15.8	12.8	—	—	—	—	13.2	—	22.0
BetaBuilders Japan ETF	—	—	—	—	—	—	—	—	99.9	—	—	—	—
Emerging Markets Equity ETF	—	10.7	—	20.2	—	—	—	10.1	—	—	—	16.0	—
Europe Equity ETF	—	—	—	—	15.5	12.1	—	—	—	—	—	—	20.0
Global Equity ETF	—	—	—	—	—	—	—	—	21.2	—	—	—	—
International Equity ETF	—	—	—	—	—	—	—	—	23.2	—	—	—	17.0

As of April 30, 2019, a significant portion of each Fund’s net assets noted in the table above consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

The Funds may not track the return of the underlying index for a number of reasons and therefore may not achieve its investment objective. For example, each Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, a Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

9. Subsequent Event

At its June 11-12, 2019 meeting, the Board of Trustees approved a new management agreement for each of the Funds (except for BetaBuilders U.S. Equity ETF), contingent on approval by each Fund’s shareholders. This approval will be sought at a shareholder meeting expected to be held on August 22, 2019. If approved by shareholders of a Fund, the new agreement would become effective on November 1, 2019, and would result in the implementation of a single management fee in lieu of the fee structure currently in place for that Fund. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements. This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by JPMIM under the current investment advisory and administration agreements.

During the period April 30, 2019 through June 18, 2019, Global Equity ETF had net redemptions of $64,388,685. The amount represented approximately 31% of the Fund’s net assets as of April 30, 2019.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, investment advisory fees, administration fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period November 1, 2018 and continued to hold your shares at the end of the reporting period, April 30, 2019.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan BetaBuilders Canada ETF
Actual (1)	$1,000.00	$1,109.40	0.19%	$0.99
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Actual (1)	1,000.00	1,152.20	0.19	1.01
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95

JPMorgan BetaBuilders Europe ETF
Actual (1)	1,000.00	1,090.30	0.09	0.47
Hypothetical (1)	1,000.00	1,024.35	0.09	0.45

JPMorgan BetaBuilders Japan ETF
Actual (1)	1,000.00	1,022.30	0.19	0.95
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95

JPMorgan BetaBuilders U.S. Equity ETF
Actual (2)	1,000.00	1,056.80	0.02	0.03
Hypothetical (1)	1,000.00	1,024.70	0.02	0.10

JPMorgan Diversified Return Emerging Markets Equity ETF
Actual (1)	1,000.00	1,091.00	0.45	2.33
Hypothetical (1)	1,000.00	1,022.56	0.45	2.26

JPMorgan Diversified Return Europe Equity ETF
Actual (1)	1,000.00	1,080.80	0.38	1.96
Hypothetical (1)	1,000.00	1,022.91	0.38	1.91

JPMorgan Diversified Return Global Equity ETF
Actual (1)	1,000.00	1,075.70	0.38	1.96
Hypothetical (1)	1,000.00	1,022.91	0.38	1.91

JPMorgan Diversified Return International Equity ETF
ETF Shares
Actual (1)	1,000.00	1,060.30	0.38	1.94
Hypothetical (1)	1,000.00	1,022.91	0.38	1.91

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan Diversified Return U.S. Equity ETF
Actual (1)	$1,000.00	$1,084.60	0.19%	$0.98
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual (1)	1,000.00	1,082.10	0.24	1.24
Hypothetical (1)	1,000.00	1,023.60	0.24	1.20

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Actual (1)	1,000.00	1,066.50	0.29	1.49
Hypothetical (1)	1,000.00	1,023.36	0.29	1.45

JPMorgan U.S. Dividend ETF
Actual (1)	1,000.00	1,088.60	0.12	0.62
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60

JPMorgan U.S. Minimum Volatility ETF
Actual (1)	1,000.00	1,100.70	0.12	0.63
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60

JPMorgan U.S. Momentum Factor ETF
Actual (1)	1,000.00	1,099.60	0.12	0.62
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60

JPMorgan U.S. Quality Factor ETF
Actual (1)	1,000.00	1,100.40	0.12	0.62
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60

JPMorgan U.S. Value Factor ETF
Actual (1)	1,000.00	1,081.70	0.12	0.62
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period
(2)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 50/365 (to reflect the actual period). The Fund commenced operations on March 12, 2019.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT

(Unaudited)

JPMorgan BetaBuilders U.S. Equity ETF

On March 5-6, 2019, the Board of Trustees held in-person meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”). The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement in executive session with independent legal counsel at which no representatives of the Adviser were present.

Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy for the Fund, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategy of the

Fund, how it fits within the Trust’s other fund offerings, and how it will be positioned against peer funds, as identified by management and/or Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Trustees also considered the administration services to be provided by the Adviser under the Management Agreement.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s roles as custodian, fund accountant and transfer agent for the Fund.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Fund does not contain breakpoints. The Trustees also considered that shareholders would benefit because expenses would be limited even when the Fund was new and not achieving economies of scale. The Trustees also considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that they would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all of the expenses of the Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared the rate to information prepared by Broadridge, providing management fee rates paid by other funds in the same Broadridge category as the Fund. The Trustees also compared the management fee for the Fund to fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services for the Fund.

The Trustees noted that the Fund’s proposed management fee was in line with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the Fund’s proposed management fee was reasonable.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Equity EFT, JPMorgan Diversified Return U.S Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of investment advisory agreements at each meeting. The Board also meets specifically to consider investment advisory agreement annual renewals. The Board of Trustees held a meeting in person December 4, 2018, at which the Trustees considered the continuation of investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) for JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Equity EFT, JPMorgan Diversified Return U.S Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF (the “Funds”). In advance of the December 4, 2018 meeting, the Trustees met on November 8, 2018 to discuss certain information in connection with its consideration of the Advisory Agreements. At the December meeting, the Board reviewed and considered performance, expense and other information individually for each of the Funds. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about each Fund received from the Adviser. This information included each Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of each Fund’s performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, and met with representatives of Broadridge. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.

The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered each Fund’s investment strategy, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the Trust’s fund offerings, and how each Fund is positioned against peer funds, as identified by management. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator to the Funds.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to continue to provide high quality service to the Funds, their overall confidence in the Adviser’s

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered the fees that the Adviser earned from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), also an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Funds.

Economies of Scale

The Trustees considered the extent to which each Fund may benefit from economies of scale. The Trustees noted that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that neither the investment advisory fee schedule nor the administration agreement for the Funds contain breakpoints, but that fees are competitive with their peer funds. They concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place which serve to limit the overall net expense ratio of each Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Funds benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate an administration fee at level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Funds’ administration fees are lower than what the Funds would have to pay if they were not part of the J.P. Morgan fund complex.

Fees Relative to Adviser’s Other Clients

The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies advised by the Adviser in the same asset class as each Fund. The Trustees also noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Funds. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees considered the Fee Caps currently in place for each Fund and considered the net advisory fee rate after taking into account such Fee Caps. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net advisory fee was in the first quintile based upon both the Peer Group and Universe; and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Europe Equity ETF’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Global Equity ETF’s net advisory fee and actual total expenses were in the first and third quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Equity EFT’s net advisory fee was in the second quintile based upon both the Peer Group and Universe; and that the actual total expenses were in the third and four quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Equity EFT’s net advisory fee and actual total expenses were in the first and second quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Mid Cap Equity ETF’s net advisory fee and actual total expenses were in the first and second quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Small Cap Equity EFT’s net advisory fee was in the first and second quintiles based upon the Peer Group and Universe, respectively; and that the actual total expenses were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan U.S. Dividend EFT’s net advisory fee was in the first quintile based upon both the Peer Group and Universe; and that the actual total expenses were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan U.S. Minimum Volatility ETF’s net advisory fee and actual total expenses were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan U.S. Momentum Factor ETF’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan U.S. Quality Factor ETF’s net advisory fee and actual total expenses were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan U.S. Value Factor EFT’s net advisory fee was in the first quintile based upon both the Peer Group and Universe; and that the actual total expenses were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2019. All rights reserved. April 2019.	SAN-ETF-419

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

April 30, 2019 (Unaudited)

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of a Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

JUNE 15, 2019 (Unaudited)

Dear Shareholders,

JPMorgan Exchange-Traded Funds entered 2019 after a year of tremendous growth in 2018, having been named “The industry’s fastest-growing ETF manager.”1 This success was recognized at the sixth annual ETF.com awards, where J.P. Morgan Asset Management won four accolades, including “ETF Issuer of the Year2” and “ETF of the Year2” for our JPMorgan BetaBuilders Japan ETF (BBJP). Building on the success of our BetaBuilders suite and in line with our mission to provide accessible portfolio solutions, we launched of two additional BetaBuilders ETFs in March, JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (BBSA) and JPMorgan

BetaBuilders U.S. Equity ETF (BBUS), bringing our roster to 32 products and more than $25 billion in assets under management as of June 15, 2019.

“We expanded our BetaBuilders suite to offer clients efficient access to portfolio building blocks. The exposures are simple, straightforward and priced for today’s market.” – Joanna M. Gallegos

Despite signs of slowing growth in Europe and investor concerns about rising import tariffs, the U.S. economic expansion is poised to become the longest on record. Against this late-cycle backdrop, we believe J.P. Morgan’s broad line of equity and alternatives ETFs can help build portfolios designed to weather market cycles and keep clients invested. For investors that are concerned about volatility, our Diversified Return Equity suite is designed to provide less downside while participating in up markets. This comprehensive suite seeks to provide investors a smoother ride across equity markets including: large, mid and small cap U.S. markets, international developed markets and emerging markets. Additionally, investors can access additional sources of diversification with our alternatives ETFs suite, which is designed to provide liquid, low-cost exposures to hedge fund strategies.

We are proud to bring a range of investment solutions to help you navigate a changing market landscape. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]	Ignites.com as of November 28, 2018.
[2]

ETF.com Award winners are selected by a majority vote of the ETF.com Awards Selection Committee, a group of independent ETF experts. Voting was completed by January 14, 2019, and results were announced March 28, 2019.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

J.P. Morgan Exchange-Traded Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

Global equity prices generally declined in the final months of 2018, only to rebound in the first months of 2019, pushing leading U.S. equity indexes to record highs in the final week of April. While U.S. equity markets outperformed those of other developed markets, the largest returns for the six month reporting period came from emerging markets equity and emerging markets debt.

Investor expectations of rising U.S. interest rates, signs of slowing economic growth in both China and the Euro Zone and unresolved U.S.-China trade tensions combined to drive market volatility higher and equity prices lower in late 2018. The global sell-off became particularly acute in December. In the U.S., the S&P 500 Index returned -9.18% for the month, its worst single-month performance since February 2009 and its worst December performance since 1931.

In Europe, a sharp decline in manufacturing exports as well as political uncertainty in Italy and France led to weakening business sentiment. In the U.K., Prime Minister Theresa May’s inability to win Parliament’s approval for a plan to exit the European Union served to further erode business and investor confidence.

However, by the end of December, the U.S. Federal Reserve had moved to a neutral policy stance and the European Central Bank — while ending its quantitative easing program in the face of broad-based wage growth — reiterated its intention to hold interest rates at current levels through the end of 2019. The Bank of England also held U.K. interest rates steady.

Global equity and bond markets began to stabilize in January 2018 and asset prices generally advanced over the next three months as signs of inflationary pressure receded and corporate earnings showed surprising strength. Notably, global oil prices fell in December 2018 to $42 per barrel of West Texas Intermediate crude and then rose to $63 per barrel by the end of April 2019.

Among equity markets, the MSCI Emerging Markets Index returned 13.90%, the MSCI EAFE Index returned 7.73% and the S&P 500 Index returned 9.76% for the six months ended April 30, 2019.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Alternatives ETF
Net Asset Value*	2.76%
Market Price**	2.59%
ICE BofAML 3-Month US Treasury Bill Index	1.18%

Net Assets as of 4/30/2019	$173,437,214

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Alternatives ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by allocating assets across a variety of strategies commonly employed by hedge funds, including equity long/short, event driven and macro/managed futures strategies. The Fund seeks to achieve the efficiency of rules-based investing with the diversification benefits of alternative strategies without replicating an index.

The Fund uses derivatives, including swaps, futures and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired strategy.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2019, the Fund posted a positive absolute performance and outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

The Fund’s allocation to alternative investment strategies, which are not represented in the Index, contributed to performance relative to the Index. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, the Fund’s event driven strategy, which seeks to benefit from pricing inefficiencies associated with corporate changes through the use of both long equity investments and derivative instruments, was a leading contributor to absolute performance. From a return perspective, the merger arbitrage factor within this strategy was the best performing factor during the reporting period and continued to deliver steady returns. Merger arbitrage involves exploiting the difference between the share price of a target company in a merger relative to the share price announced in the merger agreement.

The Fund’s relative value fixed income-based factors within the macro/managed futures strategy, which seek to balance long and short positions so that there is no aggregate exposure to the asset(s), contributed to absolute performance.

The Fund’s allocations to the equity momentum and equity value factors within the equity long-short strategy, which were implemented primarily through the use of equity securities and total return swaps contracts, detracted from absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation was to the event driven strategy, while the smallest allocation was to the macro/managed futures strategy.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

RISK ALLOCATION AS OF APRIL 30, 2019
Strategy	% of Risk Allocation****
Equity Long/Short (1)	34%
Event Driven (2)	40
Macro/Managed Futures (3)	26

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)
1.	Anadarko Petroleum Corp.	1.6%
2.	Worldpay, Inc., Class A	1.6
3.	First Data Corp.	1.6
4.	Finisar Corp.	1.6
5.	Tribune Media Co., Class A	1.5
6.	Ultimate Software Group, Inc. (The)	1.4
7.	WABCO Holdings, Inc.	1.4
8.	Red Hat, Inc.	1.4
9.	RPC Group plc	1.4
10.	WellCare Health Plans, Inc.	1.3

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Fiserv, Inc.	1.6%
2.	Fidelity National Information Services, Inc.	1.5
3.	Chevron Corp.	1.0
4.	Centene Corp.	0.9
5.	BB&T Corp.	0.7
6.	II-VI, Inc.	0.5
7.	Jones Lang LaSalle, Inc.	0.4
8.	Bristol-Myers Squibb Co.	0.2
9.	Australian Pharmaceutical Industries Ltd.	0.2
10.	Fidelity National Financial, Inc.	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.96 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.96 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Risk allocations are calculated as the standard deviation (volatility of an asset class) divided by the overall volatility of the Fund. Risk, as measured by standard deviation, shows how widely a set of values varies from the mean. It is a historical measure of the volatility of returns earned by the Fund. The percentages above represent the current risk allocation based on the Fund’s holdings as of April 30, 2019 and are not representative of the targeted equal risk allocation across asset classes over the long term. Holdings and allocations may vary over time.
(1)	Equity Long/Short strategies involve simultaneously investing in equities (i.e., investing long) that the adviser believes are attractive based on relevant return factors and take short positions in equity securities that the adviser believes are unattractive based on the relevant return factors.
(2)	Event Driven strategies seek to profit from investing in securities of companies that the Fund’s adviser believes will be impacted by pending or anticipated corporate or special situation events. In executing this investment strategy, the Fund seeks to capture the price difference between a security’s market price and the anticipated value post-event, based on the assumption that an event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction.
(3)	Macro/Managed Futures strategies aim to exploit macro-economic imbalances across the globe. The macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities based on a systematic assessment of their attractiveness.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2019. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Alternatives ETF
Net Asset Value	September 12, 2016	2.76%	(1.54)%	0.26%
Market Price		2.59%	(1.81)%	0.26%

*	Not annualized.

LIFE OF FUND PERFORMANCE (09/12/16 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 12, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Alternatives ETF and the ICE BofAML 3-Month US Treasury Bill Index from September 12, 2016 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Event Driven ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Event Driven ETF
Net Asset Value*	8.69%
Market Price**	8.59%
ICE BofAML 3-Month US Treasury Bill Index	1.18%

Net Assets as of 4/30/2019	$27,546,693

INVESTMENT OBJECTIVE***

The JPMorgan Event Driven ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund employs a rules-based, bottom-up approach to building a diversified portfolio that seeks to capture returns by primarily investing in companies that the Fund’s adviser believes will be positively impacted by corporate or special situation events. The Fund seeks to profit by exploiting pricing inefficiencies associated with corporate change, through long and short equity positions across developed markets, achieved through the use of equities and derivative instruments.

The Fund uses derivatives, including swaps, futures and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired strategy.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, the Fund’s allocation to alternative investment strategies, which are not represented in the Index, contributed to performance. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

In absolute terms, the Fund’s exposure to the share buybacks and merger arbitrage factors contributed to absolute performance. The share buybacks factor seeks to benefit from the relative outperformance by companies that repurchased a significant portion of their outstanding shares. Merger arbitrage involves exploiting the differences between the share price of a target company in a merger relative to the share price announced in the merger agreement. The Fund’s exposure to the index arbitrage and post-reorganization equity factors detracted from performance. The index arbitrage factor seeks to benefit from the relative outperformance of stocks that are being added to equity indexes and the relative underperformance of stocks that are being removed from equity indexes. The post-reorganization equity factor seeks to benefit from the relative outperformance of companies emerging from bankruptcy.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation in notional exposure terms was to the share buybacks factor. From a sector perspective, the Fund’s largest positions were the information technology and consumer discretionary sectors and its smallest positions were the real estate and communications sectors.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)
1.	U.S. Treasury Bills, 2.52%, 1/30/2020	4.0%
2.	U.S. Treasury Bills, 2.45%, 6/20/2019	2.7
3.	U.S. Treasury Bills, 2.52%, 7/18/2019	2.7
4.	U.S. Treasury Bills, 2.39%, 3/26/2020	2.6
5.	First Data Corp., Class A	1.3
6.	Anadarko Petroleum Corp.	1.3
7.	Finisar Corp..	1.2
8.	Worldpay, Inc., Class A.	1.2
9.	Tribune Media Co., Class A	1.1
10.	Red Hat, Inc.	1.1

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Fiserv, Inc.	1.3%
2.	Fidelity National Information Services, Inc.	1.1
3.	Chevron Corp.	0.8
4.	Centene Corp.	0.7
5.	BB&T Corp.	0.5
6.	II-VI, Inc.	0.4
7.	Jones Lang LaSalle, Inc.	0.3
8.	Bristol-Myers Squibb Co.	0.2
9.	Fidelity National Financial, Inc.	0.1
10.	Australian Pharmaceutical Industries Ltd.	0.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.23 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.33 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Event Driven ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Event Driven ETF
Net Asset Value	November 29, 2017	8.69%	9.83%	6.19%
Market Price		8.59%	9.94%	6.45%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/29/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 29, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Event Driven ETF and the ICE BofAML 3-Month US Treasury Bill Index from November 29, 2017 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Long/Short ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Long/Short ETF Net Asset Value*	(3.18)%
Market Price**	(4.04)%
ICE BofAML 3-Month US Treasury Bill Index	1.18%

Net Assets as of 4/30/2019	$23,791,580

INVESTMENT OBJECTIVE***

The JPMorgan Long/Short ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by taking advantage of pricing inefficiencies between equity securities by maintaining long and short exposures to equity factors such as value, quality, momentum and size. The Fund utilizes an equity long/short strategy, which involves simultaneously investing in equities (investing long) that the portfolio managers believe are attractive and holding short positions in equities that they believe are unattractive.

The Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, including swaps, futures and forward contracts, in implementing its strategies, and under normal market conditions, in addition to its exposure through direct investments. The Fund uses derivatives, including swaps, futures and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired strategy. in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired strategy.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30 2019 and underperformed its broad-based market benchmark, the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, the Fund’s allocation to alternative investment strategies, which are not represented in the Index, detracted from performance. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

In terms of absolute performance, the Fund’s allocations to the value, momentum and size factors, which were implemented primarily through the use of equity securities and total return swaps contracts, were leading detractors from performance. From a return perspective, the momentum factor was the worst performing factor over the period and suffered from a series of reversals. Specifically, the Fund’s allocation to the time-series momentum factor, which relies on a security’s recent past performance as an indicator of near future performance and which was implemented through the use of futures contracts, also detracted from absolute performance during the reporting period.

The Fund’s quality factor, which seeks to hold higher quality equity securities and sell lower quality securities, was a positive contributor to absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s exposures were balanced across equity value, momentum and quality factors. In addition, the Fund had a slightly long overall exposure to developed market equities on an aggregate basis.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

TOP TEN LONG POSITIONS OF THE PORTFOLIO (a)
1.	U.S. Treasury Bills, 2.38%, 7/18/2019.	11.6%
2.	Japan Government Two Year Bond (Japan), 0.10%, 7/15/2019	1.4
3.	Helen of Troy Ltd.	0.6
4.	Abercrombie & Fitch Co., Class A	0.5
5.	Koninklijke Philips NV.	0.5
6.	Navigant Consulting, Inc.	0.5
7.	Greencore Group plc	0.5
8.	Hershey Co. (The)	0.5
9.	Lam Research Corp.	0.5
10.	Akamai Technologies, Inc.	0.4

TOP TEN SHORT POSITIONS OF THE PORTFOLIO (a)
1.	Medicines Co. (The).	0.4%
2.	HubSpot, Inc.	0.4
3.	Varonis Systems, Inc	0.4
4.	ams AG	0.4
5.	Mitsubishi Electric Corp.	0.4
6.	Keikyu Corp..	0.4
7.	Martin Marietta Materials, Inc.	0.4
8.	Jeronimo Martins SGPS SA	0.4
9.	Beazley plc.	0.4
10.	Sika AG (Registered).	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $21.63 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $21.59 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2019. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Long/Short ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Long/Short ETF
Net Asset Value	January 23, 2018	(3.18)%	(8.39)%	(10.81)%
Market Price		(4.04)%	(8.94)%	(10.94)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (1/23/18 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 23, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Long/Short ETF and the ICE BofAML 3-Month US Treasury Bill Index from January 23, 2018 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Managed Futures Strategy ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Managed Futures Strategy ETF
Net Asset Value*	2.91%
Market Price**	2.52%
ICE BofAML 3-Month US Treasury Bill Index	1.18%

Net Assets as of 4/30/2019	$51,907,881

INVESTMENT OBJECTIVE***

The JPMorgan Managed Futures Strategy ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by investing globally to take advantage of opportunities across a broad range of asset classes, including equities, fixed income, currency and commodities based on the portfolio managers’ assessment of their relative attractiveness. The Fund’s portfolio managers seek to identify a set of investment return sources with distinct risk and return profiles that have a low correlation to one another and to traditional markets (each a “return factor”).

The Fund uses derivatives, including swaps, futures, options and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired return factor.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2019 and outperformed its broad-based market benchmark, the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

The Fund’s allocation to alternative investment strategies, which are not represented in the Index, contributed to performance relative to the Index. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, leading contributors to Fund performance included the Fund’s allocations to relative value fixed income and commodity-based return factors, which seek to balance out long and short positions so that exposure to the asset(s) is neutral. The Fund’s allocation to currency factors, implemented through currency forward contracts, was a detractor from absolute performance. The Fund’s interest rate directional fixed income-based, commodity-based and equity-based return factors, which seek to benefit from positive or negative exposure to an asset primarily through the use of futures contracts, also detracted from performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, among the Fund’s largest allocations were directional fixed income-based, commodity-based and equity-based return factors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.14 as of April 30, 2019.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.15 as of April 30, 2019.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Managed Futures Strategy ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Managed Futures Strategy ETF
Net Asset Value	December 5, 2017	2.91%	(1.03)%	(1.94)%
Market Price		2.52%	(1.55)%	(1.94)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (12/5/17 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 5, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Managed Futures Strategy ETF and the ICE BofAML 3-Month US Treasury Bill Index from December 5, 2017 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 56.8%

Aerospace & Defense — 0.3%

KeyW Holding Corp. (The)*	39,200	444,528

Airlines — 0.3%

Alaska Air Group, Inc.	4,666	288,825

United Continental Holdings, Inc.*	2,932	260,538

		549,363

Auto Components — 0.2%

Gentex Corp.	11,671	268,783

Banks — 2.6%

CIT Group, Inc.	8,000	426,160

Citigroup, Inc.	6,300	445,410

Comerica, Inc.	5,700	447,963

Fidelity Southern Corp.	9,000	261,990

Investors Bancorp, Inc.	32,500	381,875

OFG Bancorp (Puerto Rico)	14,134	285,224

Popular, Inc. (Puerto Rico)	12,023	693,847

SunTrust Banks, Inc.	22,550	1,476,574

		4,419,043

Beverages — 0.3%

Coca-Cola European Partners plc (United Kingdom)	5,431	291,048

Molson Coors Brewing Co., Class B	4,643	298,034

		589,082

Biotechnology — 1.4%

Spark Therapeutics, Inc.*	22,489	2,399,351

Building Products — 0.4%

Armstrong World Industries, Inc.	5,100	442,017

Continental Building Products, Inc.*	10,358	265,683

		707,700

Capital Markets — 0.2%

BrightSphere Investment Group plc	24,827	363,964

Chemicals — 2.3%

Celanese Corp.	4,000	431,560

CF Industries Holdings, Inc.	6,192	277,278

Chemours Co. (The)	10,800	388,908

DuluxGroup Ltd. (Australia)	163,157	1,121,658

Eastman Chemical Co.	3,095	244,134

Ecolab, Inc.	3,400	625,872

Element Solutions, Inc.*	39,100	424,626

Huntsman Corp.	10,659	237,056

Kraton Corp.*	7,053	231,479

		3,982,571

INVESTMENTS	SHARES	VALUE($)

Commercial Services & Supplies — 2.0%

ABM Industries, Inc.	6,800	258,196

Brady Corp., Class A	5,290	258,099

Deluxe Corp.	14,690	656,937

Herman Miller, Inc.	6,809	264,325

KAR Auction Services, Inc.	4,591	259,300

Multi-Color Corp.	22,548	1,125,145

Steelcase, Inc., Class A	17,212	297,595

Tetra Tech, Inc.	4,048	261,987

		3,381,584

Communications Equipment — 0.8%

Cisco Systems, Inc.	5,188	290,269

InterDigital, Inc.	5,900	385,801

Juniper Networks, Inc.	9,675	268,675

NetScout Systems, Inc.*	8,595	252,693

Plantronics, Inc.	4,886	251,531

		1,448,969

Construction & Engineering — 0.0% (a)

NRW Holdings Ltd. (Australia)	36,220	75,068

Construction Materials — 0.1%

Eagle Materials, Inc.	1,500	136,365

Consumer Finance — 0.5%

Ally Financial, Inc.	8,667	257,497

Navient Corp.	11,600	156,716

Santander Consumer USA Holdings, Inc.	11,677	249,304

SLM Corp.	14,000	142,240

		805,757

Containers & Packaging — 0.3%

Owens-Illinois, Inc.	8,800	173,888

Sonoco Products Co.	4,208	265,357

		439,245

Distributors — 0.1%

Core-Mark Holding Co., Inc.	6,981	253,759

Diversified Consumer Services — 0.6%

Adtalem Global Education, Inc.*	5,269	259,867

H&R Block, Inc.	9,804	266,767

Navitas Ltd. (Australia)	144,791	590,586

		1,117,220

Diversified Financial Services — 0.5%

AXA Equitable Holdings, Inc.	19,200	435,648

Jefferies Financial Group, Inc.	20,500	421,685

		857,333

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Diversified Telecommunication Services — 0.2%

Verizon Communications, Inc.	4,555	260,500

Electric Utilities — 0.7%

Evergy, Inc.	6,600	381,612

Exelon Corp.	5,450	277,677

IDACORP, Inc.	2,740	271,315

OGE Energy Corp.	6,326	267,843

		1,198,447

Electrical Equipment — 1.3%

Atkore International Group, Inc.*	10,215	252,923

Eaton Corp. plc	10,414	862,487

EnerSys	3,648	252,405

Generac Holdings, Inc.*	4,647	255,539

nVent Electric plc	9,147	255,659

Regal Beloit Corp.	3,496	297,440

		2,176,453

Electronic Equipment, Instruments & Components — 1.5%

Avnet, Inc.	9,000	437,490

Benchmark Electronics, Inc.	14,700	397,341

CDW Corp.	2,431	256,714

Dolby Laboratories, Inc., Class A	4,579	296,215

Fabrinet (Thailand)*	4,213	254,971

FLIR Systems, Inc.	5,093	269,623

Insight Enterprises, Inc.*	4,970	281,203

Tech Data Corp.*	2,402	256,077

Zebra Technologies Corp., Class A*	1,105	233,310

		2,682,944

Energy Equipment & Services — 0.2%

ProPetro Holding Corp.*	10,515	232,697

Seadrill Ltd. (United Kingdom)*	6,500	52,845

		285,542

Entertainment — 0.7%

Madison Square Garden Co. (The), Class A*	2,300	718,612

Marcus Corp. (The)	6,936	260,932

Viacom, Inc., Class B	9,049	261,607

		1,241,151

Food & Staples Retailing — 0.7%

Smart & Final Stores, Inc.*	61,268	400,080

Sysco Corp.	4,167	293,232

Walgreens Boots Alliance, Inc.	4,178	223,815

Walmart, Inc.	2,503	257,409

		1,174,536

INVESTMENTS	SHARES	VALUE($)

Food Products — 2.0%

B&G Foods, Inc.	11,222	291,772

Cal-Maine Foods, Inc.	7,001	287,811

GrainCorp Ltd., Class A (Australia)	119,279	756,433

Hershey Co. (The)	2,207	275,544

Ingredion, Inc.	6,857	649,701

Lancaster Colony Corp.	1,840	273,626

TreeHouse Foods, Inc.*	4,314	288,952

Wessanen (Netherlands)	45,657	591,975

		3,415,814

Health Care Equipment & Supplies — 1.4%

Atrion Corp.	313	275,440

Baxter International, Inc.	3,505	267,432

Danaher Corp.	8,407	1,113,423

Hill-Rom Holdings, Inc.	2,952	299,392

Integer Holdings Corp.*	3,583	247,549

STERIS plc	2,241	293,526

		2,496,762

Health Care Providers & Services — 1.2%

Chemed Corp.	859	280,704

Encompass Health Corp.	4,223	272,172

Ensign Group, Inc. (The)	5,624	289,749

Humana, Inc.	928	237,020

Magellan Health, Inc.*	2,000	140,000

Premier, Inc., Class A*	7,105	236,099

Sigma Healthcare Ltd. (Australia)	1,065,280	393,992

UnitedHealth Group, Inc.	1,109	258,475

		2,108,211

Hotels, Restaurants & Leisure — 1.5%

Brinker International, Inc.	15,087	645,271

Cracker Barrel Old Country Store, Inc.	800	134,992

Dine Brands Global, Inc.	2,882	255,518

International Speedway Corp., Class A	20,271	894,356

Jack in the Box, Inc.	4,900	377,790

Wyndham Destinations, Inc.	5,921	257,919

		2,565,846

Household Durables — 0.7%

Electrolux AB, Series B (Sweden)	23,074	565,505

Helen of Troy Ltd.*	2,111	303,984

PulteGroup, Inc.	9,120	286,915

		1,156,404

Household Products — 0.5%

Church & Dwight Co., Inc.	4,016	300,999

Kimberly-Clark Corp.	2,244	288,085

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Household Products — continued

Procter & Gamble Co. (The)	2,681	285,473

		874,557

Independent Power and Renewable Electricity Producers — 0.5%

AES Corp.	15,002	256,834

Clearway Energy, Inc., Class C	16,367	259,745

NRG Energy, Inc.	6,695	275,633

		792,212

Insurance — 1.0%

Aflac, Inc.	5,896	297,040

American Equity Investment Life Holding Co.	10,180	299,394

Athene Holding Ltd., Class A*	5,872	265,180

Navigators Group, Inc. (The)	9,040	632,258

Stewart Information Services Corp.	401	17,046

Universal Insurance Holdings, Inc.	7,964	237,248

		1,748,166

Interactive Media & Services — 0.2%

Cars.com, Inc.*	6,000	124,860

TripAdvisor, Inc.*	5,424	288,720

		413,580

Internet & Direct Marketing Retail — 0.4%

Booking Holdings, Inc.*	200	370,998

eBay, Inc.	10,400	403,000

		773,998

IT Services — 4.0%

Accenture plc, Class A	1,429	261,035

Akamai Technologies, Inc.*	3,321	265,879

Automatic Data Processing, Inc.	1,768	290,642

Broadridge Financial Solutions, Inc.	2,242	264,847

CACI International, Inc., Class A*	1,355	264,144

Cognizant Technology Solutions Corp., Class A	3,541	258,351

CSG Systems International, Inc.	5,734	256,023

Euronet Worldwide, Inc.*	1,982	297,082

EVERTEC, Inc. (Puerto Rico)	8,465	265,039

ManTech International Corp., Class A	5,126	317,761

Mastercard, Inc., Class A	1,059	269,240

MAXIMUS, Inc.	3,603	265,361

Total System Services, Inc.	2,523	257,952

Visa, Inc., Class A	1,778	292,357

Worldpay, Inc., Class A*	27,003	3,165,022

		6,990,735

Life Sciences Tools & Services — 0.6%

Agilent Technologies, Inc.	3,925	308,112

Charles River Laboratories International, Inc.*	1,929	270,967

INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued

ICON plc (Ireland)*	2,108	287,911

Medpace Holdings, Inc.*	4,172	234,341

		1,101,331

Machinery — 1.2%

AGCO Corp.	4,067	287,862

Allison Transmission Holdings, Inc.	5,374	251,826

Cummins, Inc.	1,767	293,834

Global Brass & Copper Holdings, Inc.	9,274	402,399

Hillenbrand, Inc.	5,996	257,948

ITT, Inc.	4,136	250,435

Watts Water Technologies, Inc., Class A	3,021	258,567

		2,002,871

Media — 2.8%

AMC Networks, Inc., Class A*	4,845	282,996

Discovery, Inc., Class A*	8,753	270,468

Gray Television, Inc.*	12,565	294,398

John Wiley & Sons, Inc., Class A	6,232	287,794

Omnicom Group, Inc.	3,202	256,256

Sinclair Broadcast Group, Inc., Class A	5,809	265,994

TEGNA, Inc.	16,513	262,887

Tribune Media Co., Class A	64,812	2,994,314

		4,915,107

Metals & Mining — 0.5%

Sandstorm Gold Ltd. (Canada)*	18,700	100,640

Schnitzer Steel Industries, Inc., Class A	10,228	242,608

Steel Dynamics, Inc.	8,503	269,375

Warrior Met Coal, Inc.	8,119	251,689

		864,312

Multiline Retail — 0.4%

Kohl’s Corp.	3,417	242,949

Nordstrom, Inc.	6,316	259,082

Target Corp.	3,139	243,021

		745,052

Multi-Utilities — 1.1%

Innogy SE (Germany)*	37,559	1,630,283

NorthWestern Corp.	3,874	270,599

		1,900,882

Oil, Gas & Consumable Fuels — 4.0%

Anadarko Petroleum Corp.	44,689	3,255,594

Cabot Oil & Gas Corp.	9,849	254,990

ConocoPhillips	4,210	265,735

CONSOL Energy, Inc.*	7,509	254,555

CVR Energy, Inc.	6,598	300,935

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil, Gas & Consumable Fuels — continued

Delek US Holdings, Inc.	10,300	381,718

Devon Energy Corp.	12,200	392,108

Gulfport Energy Corp.*	48,600	318,330

HollyFrontier Corp.	5,257	250,917

Kinder Morgan, Inc.	12,846	255,250

PDC Energy, Inc.*	3,500	152,215

Peabody Energy Corp.	12,411	357,064

Phillips 66	2,648	249,627

Renewable Energy Group, Inc.*	12,156	293,203

		6,982,241

Paper & Forest Products — 0.5%

Domtar Corp.	5,665	277,018

Louisiana-Pacific Corp.	10,957	274,473

Verso Corp., Class A *	12,712	283,732

		835,223

Personal Products — 0.4%

Herbalife Nutrition Ltd.*	4,479	236,715

Medifast, Inc.	1,687	247,466

USANA Health Sciences, Inc.*	3,186	265,904

		750,085

Pharmaceuticals — 1.0%

Horizon Pharma plc*	10,352	264,286

Jazz Pharmaceuticals plc*	2,023	262,525

Johnson & Johnson	2,035	287,342

Mallinckrodt plc*	30,100	465,346

Pfizer, Inc.	6,678	271,194

Taro Pharmaceutical Industries Ltd.	2,442	262,295

		1,812,988

Professional Services — 0.7%

FTI Consulting, Inc.*	3,265	277,460

Korn Ferry	5,494	258,328

Navigant Consulting, Inc.	12,491	285,170

Nielsen Holdings plc	6,100	155,733

Robert Half International, Inc.	3,750	232,837

		1,209,528

Real Estate Management & Development — 0.9%

HFF, Inc., Class A	32,858	1,563,712

Road & Rail — 0.8%

ArcBest Corp.	7,998	244,419

CSX Corp.	8,464	673,988

Genesee & Wyoming, Inc., Class A*	4,500	398,925

		1,317,332

INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — 2.5%

Cabot Microelectronics Corp.	2,029	256,161

Diodes, Inc.*	7,862	286,334

Intel Corp.	4,388	223,964

KLA-Tencor Corp.	2,301	293,331

Kulicke & Soffa Industries, Inc. (Singapore)	10,806	251,456

Lam Research Corp.	1,324	274,637

Mellanox Technologies Ltd.*	6,178	743,213

MKS Instruments, Inc.	2,561	233,077

ON Semiconductor Corp.*	11,413	263,184

Qorvo, Inc.*	3,367	254,579

Teradyne, Inc.	5,785	283,465

Versum Materials, Inc.	15,061	785,883

Xperi Corp.	10,351	257,222

		4,406,506

Software — 1.6%

Check Point Software Technologies Ltd. (Israel)*	2,444	295,138

Citrix Systems, Inc.	2,479	250,280

Intuit, Inc.	1,079	270,894

LogMeIn, Inc.	3,372	277,853

Microsoft Corp.	2,342	305,865

Nuance Communications, Inc.*	41,000	690,030

Oracle Corp.	4,695	259,774

Progress Software Corp.	5,617	256,191

Red Hat, Inc.*	1,334	243,495

		2,849,520

Specialty Retail — 2.8%

Abercrombie & Fitch Co., Class A	9,258	276,722

American Eagle Outfitters, Inc.	12,167	289,331

Best Buy Co., Inc.	3,878	288,562

Designer Brands, Inc.	12,588	280,083

Dick’s Sporting Goods, Inc.	6,686	247,382

Foot Locker, Inc.	4,264	243,943

Gap, Inc. (The)	23,400	610,272

Genesco, Inc.*	6,417	287,546

Group 1 Automotive, Inc.	6,100	477,691

Michaels Cos., Inc. (The)*	31,800	357,432

Office Depot, Inc.	108,377	260,105

Rent-A-Center, Inc.*	11,051	275,501

Shoe Carnival, Inc.	7,153	255,076

Signet Jewelers Ltd.	9,543	221,207

Williams-Sonoma, Inc.	4,560	260,695

Zumiez, Inc.*	9,621	256,207

		4,887,755

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware, Storage & Peripherals — 0.7%

Apple, Inc.	1,243	249,433

Dell Technologies, Inc., Class C*	6,700	451,647

HP, Inc.	13,915	277,604

NetApp, Inc.	3,366	245,213

		1,223,897

Textiles, Apparel & Luxury Goods — 1.4%

Columbia Sportswear Co.	2,457	245,626

Deckers Outdoor Corp.*	1,783	282,088

Fossil Group, Inc.*	19,368	253,140

Movado Group, Inc.	8,553	304,914

Oxford Industries, Inc.	3,163	262,719

Ralph Lauren Corp.	2,127	279,871

VF Corp.	7,600	717,516

		2,345,874

Thrifts & Mortgage Finance — 0.3%

New York Community Bancorp, Inc.	22,786	265,001

Radian Group, Inc.	11,254	263,569

		528,570

Trading Companies & Distributors — 0.7%

HD Supply Holdings, Inc.*	15,712	717,881

WESCO International, Inc.*	2,500	143,100

WW Grainger, Inc.	999	281,718

		1,142,699

INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.3%

Shenandoah Telecommunications Co.	6,400	264,512

United States Cellular Corp.*	5,824	280,134

		544,646

Total Common Stocks (Cost $93,706,694)		98,525,674

Short-Term Investments — 34.1%

Investment Companies — 34.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (b) (c) (Cost $59,203,306)	59,203,306	59,203,306

Total Investment Companies (Cost $59,203,306)		59,203,306

Total Investments — 90.9% (Cost $152,910,000)		157,728,980

Other Assets Less Liabilities — 9.1%		15,708,234

NET ASSETS — 100.0%		173,437,214

Percentages indicated are based on net assets.

(a)	— Amount rounds to less than 0.1% of net assets.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of April 30, 2019.
*	— Non-income producing security.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

CAC 40 10 Euro Index	4	05/2019	EUR	249,108	3,750

Hang Seng Index	3	05/2019	HKD	564,467	2,916

IBEX 35 Index	2	05/2019	EUR	214,709	2,631

LME Aluminum Base Metal	63	05/2019	USD	2,792,475	(196,122)

LME Nickel Base Metal	15	05/2019	USD	1,093,275	(118,614)

LME Zinc Base Metal	23	05/2019	USD	1,676,125	56,656

100 oz Gold	9	06/2019	USD	1,157,040	(13,574)

Australia 10 Year Bond	70	06/2019	AUD	6,823,631	112,568

Australia 3 Year Bond	238	06/2019	AUD	19,114,542	144,813

Canada 10 Year Bond	53	06/2019	CAD	5,470,508	84,224

EURO STOXX 50 Index	6	06/2019	EUR	232,647	4,245

Euro-Bobl	96	06/2019	EUR	14,313,051	98,614

Euro-Bund	36	06/2019	EUR	6,674,821	101,032

Euro-Buxl	13	06/2019	EUR	2,751,980	100,938

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts — continued

FTSE 100 Index	3	06/2019	GBP	288,723	(1,458)

FTSE MIB Index	2	06/2019	EUR	240,801	704

Japan 10 Year Bond	15	06/2019	JPY	20,578,123	37,160

Lean Hogs	3	06/2019	USD	105,870	(12,049)

Live Cattle	118	06/2019	USD	5,392,600	(210,468)

LME Aluminum Base Metal	3	06/2019	USD	133,950	(5,096)

LME Zinc Base Metal	29	06/2019	USD	2,081,475	2,816

Long Gilt	29	06/2019	GBP	4,814,733	2,985

S&P 500 E-Mini Index	5	06/2019	USD	737,375	22,002

SPI 200 Index	10	06/2019	AUD	1,111,882	18,040

Sugar No. 11	28	06/2019	USD	386,982	(7,185)

U.S. Treasury 2 Year Note	98	06/2019	USD	20,875,531	61,252

U.S. Treasury 5 Year Note	86	06/2019	USD	9,945,766	71,718

U.S. Treasury 10 Year Note	136	06/2019	USD	16,821,500	194,107

U.S. Treasury Long Bond	25	06/2019	USD	3,688,281	48,162

WTI Crude Oil	18	06/2019	USD	1,151,640	(9,448)

Cocoa	60	07/2019	USD	1,415,400	(12,011)

Copper	5	07/2019	USD	363,188	(5,176)

LME Nickel Base Metal	8	07/2019	USD	585,168	(17,961)

LME Zinc Base Metal	11	07/2019	USD	781,550	5,007

WTI Crude Oil	9	07/2019	USD	575,730	(4,514)

Live Cattle	23	08/2019	USD	1,028,330	(38,398)

Cotton No. 2	15	12/2019	USD	567,675	370

					524,636

Short Contracts

LME Aluminum Base Metal	(63)	05/2019	USD	(2,792,475)	111,371

LME Nickel Base Metal	(15)	05/2019	USD	(1,093,275)	93,588

LME Zinc Base Metal	(23)	05/2019	USD	(1,676,125)	(16,822)

Natural Gas	(4)	05/2019	USD	(103,080)	12,199

WTI Crude Oil	(2)	05/2019	USD	(127,780)	(385)

Canada 10 Year Bond	(5)	06/2019	CAD	(516,086)	24

Euro-Bund	(37)	06/2019	EUR	(6,860,232)	(106,960)

Euro-Schatz	(6)	06/2019	EUR	(753,177)	29

Lean Hogs	(4)	06/2019	USD	(141,160)	(4,762)

LME Aluminum Base Metal	(23)	06/2019	USD	(1,026,950)	79,856

LME Zinc Base Metal	(1)	06/2019	USD	(71,775)	(2,384)

Long Gilt	(8)	06/2019	GBP	(1,328,202)	4,241

S&P 500 E-Mini Index	(225)	06/2019	USD	(33,181,875)	(1,704,797)

Sugar No. 11	(25)	06/2019	USD	(345,520)	10,386

TOPIX Index	(1)	06/2019	JPY	(145,743)	(2,226)

Cocoa	(18)	07/2019	USD	(424,620)	6,176

Coffee ‘C’	(54)	07/2019	USD	(1,886,287)	242,369

Corn	(271)	07/2019	USD	(4,911,875)	265,463

Cotton No. 2	(15)	07/2019	USD	(575,850)	10,030

Lean Hogs	(12)	07/2019	USD	(443,400)	5,055

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Short Contracts — continued

Natural Gas	(19)	07/2019	USD	(501,790)	6,799

Silver	(5)	07/2019	USD	(374,375)	(513)

Soybean	(47)	07/2019	USD	(2,006,900)	135,474

Wheat	(120)	07/2019	USD	(2,572,500)	151,733

Feeder Cattle	(30)	08/2019	USD	(2,237,250)	152,424

Coffee ‘C’	(31)	09/2019	USD	(1,109,606)	27,675

Corn	(71)	09/2019	USD	(1,315,275)	15,078

					(508,879)

					15,757

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar
IBEX	— International Business Exchange

JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
TOPIX	— Tokyo Stock Price Index
USD	— United States Dollar
WTI	— West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of April 30, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)

JPY	62,339,464	CAD	741,378	Royal Bank of Canada	5/10/2019	6,491

USD	1,191,391	AUD	1,662,938	Barclays Bank plc	5/10/2019	18,881

USD	2,382,442	AUD	3,351,275	TD Bank Financial Group	5/10/2019	19,512

USD	1,401,237	CHF	1,397,012	TD Bank Financial Group	5/10/2019	29,124

USD	3,243,839	EUR	2,879,394	BNP Paribas	5/10/2019	12,047

USD	544,295	SEK	5,042,221	Merrill Lynch International	5/10/2019	13,020

EUR	249,815	CAD	375,562	Merrill Lynch International	5/15/2019	84

EUR	173,877	CAD	261,341	State Street Corp.	5/15/2019	102

EUR	189,667	USD	211,413	Goldman Sachs International	5/15/2019	1,562

IDR	28,904,619,059	USD	2,029,534	Goldman Sachs International **	5/15/2019	1,449

INR	138,854,103	USD	1,989,314	Merrill Lynch International **	5/15/2019	2,556

JPY	20,619,103	NZD	275,581	Barclays Bank plc	5/15/2019	1,202

MXN	38,023,965	USD	1,997,386	HSBC Bank, NA	5/15/2019	4,036

NOK	1,821,332	USD	209,805	Barclays Bank plc	5/15/2019	1,421

NZD	417,400	USD	275,957	Standard Chartered Bank	5/15/2019	2,890

RUB	129,431,971	USD	1,990,220	Goldman Sachs International **	5/15/2019	8,656

USD	697,058	CHF	694,592	Citibank, NA	5/15/2019	14,499

USD	2,051,258	CZK	46,558,025	Citibank, NA	5/15/2019	13,348

USD	14,110,453	EUR	12,477,790	State Street Corp.	5/15/2019	99,249

USD	2,779,442	GBP	2,121,207	BNP Paribas	5/15/2019	11,395

USD	2,037,977	HUF	579,733,524	Merrill Lynch International	5/15/2019	28,730

USD	1,998,025	ILS	7,134,536	BNP Paribas	5/15/2019	13,273

USD	14,015,884	JPY	1,556,221,452	State Street Corp.	5/15/2019	30,021

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)

USD	2,029,182	KRW	2,311,826,777	Goldman Sachs International**	5/15/2019	43,133

USD	8,429,027	NOK	71,760,964	TD Bank Financial Group	5/15/2019	106,658

USD	1,969,527	PLN	7,479,002	BNP Paribas	5/15/2019	11,629

USD	3,148,367	SEK	29,018,148	Citibank, NA	5/15/2019	89,568

USD	459,065	EUR	407,791	BNP Paribas	6/12/2019	19

Total unrealized appreciation						584,555

CHF	89,084	USD	88,235	Citibank, NA	5/10/2019	(739)

CHF	582,810	USD	577,713	Deutsche Bank AG	5/10/2019	(5,291)

CHF	725,118	USD	726,307	Goldman Sachs International	5/10/2019	(14,112)

EUR	1,182,321	USD	1,328,614	Standard Chartered Bank	5/10/2019	(1,593)

USD	668,122	JPY	74,606,814	Merrill Lynch International	5/10/2019	(2,076)

AUD	181,764	USD	129,927	Merrill Lynch International	5/15/2019	(1,751)

CAD	16,290,682	USD	12,264,577	Merrill Lynch International	5/15/2019	(100,357)

JPY	55,921,416	NZD	757,771	Barclays Bank plc	5/15/2019	(3,664)

NOK	1,839,767	USD	216,768	State Street Corp.	5/15/2019	(3,403)

NZD	27,578,370	USD	18,611,897	Merrill Lynch International	5/15/2019	(188,007)

USD	241,796	NZD	362,565	Deutsche Bank AG	5/15/2019	(418)

ZAR	28,023,257	USD	1,989,788	BNP Paribas	5/15/2019	(33,876)

Total unrealized depreciation						(355,287)

Net unrealized appreciation						229,268

**	Non-deliverable forward.

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— India Rupee

JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at April 30, 2019
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$2,237,652	$(99,525)	$23,116	$(76,409)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	2,371	16,872	824	0.0	(a)

Air Freight & Logistics
Royal Mail plc	78,263	258,236	(6,012)	(0.0	)(a)

Capital Markets
3i Group plc	18,353	256,803	(1,663)	(0.0	)(a)

Distributors
Inchcape plc	19,544	156,907	(5,127)	(0.0	)(a)

Energy Equipment & Services
Petrofac Ltd.	42,191	243,571	(13,462)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	2,063	25,356	494	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	14,308	41,568	(900)	(0.0	)(a)

Food Products
Greencore Group plc	88,820	266,389	4,068	0.0	(a)
Tate & Lyle plc	2,295	23,002	1,037	0.0	(a)

	91,115	289,391	5,105	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	2,837	150,403	1,078	0.0	(a)

Household Durables
Barratt Developments plc	34,808	273,829	(5,389)	(0.0	)(a)
Berkeley Group Holdings plc	1,899	93,158	(2,168)	(0.0	)(a)
Bovis Homes Group plc	18,762	272,026	(1,477)	(0.0	)(a)
Redrow plc	9,088	73,152	(1,494)	(0.0	)(a)
Taylor Wimpey plc	11,977	28,395	(1,275)	(0.0	)(a)

	76,534	740,560	(11,803)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Drax Group plc	56,022	249,509	(6,564)	(0.0	)(a)

Machinery
Vesuvius plc	6,418	51,780	(68)	(0.0	)(a)

Media
Pearson plc	25,120	272,122	(4,132)	(0.0	)(a)

Metals & Mining
Anglo American plc	9,462	245,536	(21,943)	(0.0	)(a)
BHP Group plc	10,774	254,316	(8,265)	(0.0	)(a)
Rio Tinto plc	2,595	151,390	(4,240)	(0.0	)(a)

	22,831	651,242	(34,448)	(0.0	)(a)

Multi-Utilities
Centrica plc	69,689	96,879	786	0.0	(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	584	18,848	(66)	(0.0	)(a)
Tullow Oil plc	40,201	117,874	(8,881)	(0.0	)(a)

	40,785	136,722	(8,947)	(0.0	)(a)

Personal Products
Unilever plc	4,826	292,528	9,063	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Pharmaceuticals
Hikma Pharmaceuticals plc	5,850	134,994	8,515	0.0	(a)

Professional Services
Experian plc	8,929	259,914	6	0.0	(a)

Software
Avast plc* (b)	66,461	263,118	6,270	0.0	(a)
Micro Focus International plc	8,615	218,382	(39,458)	(0.0	)(a)

	75,076	481,500	(33,188)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Burberry Group plc	11,039	290,955	1,042	0.0	(a)

Tobacco
Imperial Brands plc	8,200	260,909	(5,378)	(0.0	)(a)

Wireless Telecommunication Services
Vodafone Group plc	148,711	275,840	(624)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	831,075	5,634,561	(105,403)	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
BAE Systems plc	(24,581)	(157,989)	257	0.0	(a)
Rolls-Royce Holdings plc*	(1,042,351)	(1,359)	(1,344)	(0.0	)(a)

	(1,066,932)	(159,348)	(1,087)	(0.0	)(a)

Banks
Metro Bank plc*	(2,239)	(21,960)	1,889	0.0	(a)
Standard Chartered plc	(18,281)	(167,146)	(6,967)	(0.0	)(a)

	(20,520)	(189,106)	(5,078)	(0.0	)(a)

Capital Markets
Quilter plc (b)	(79,668)	(153,651)	7,554	0.0	(a)
Schroders plc	(3,787)	(156,732)	1,102	0.0	(a)
St James’s Place plc	(10,716)	(157,261)	(1,639)	(0.0	)(a)

	(94,171)	(467,644)	7,017	0.0	(a)

Chemicals
Johnson Matthey plc	(3,583)	(156,306)	4,207	0.0	(a)

Containers & Packaging
DS Smith plc	(33,479)	(156,369)	(756)	(0.0	)(a)

Diversified Financial Services
Standard Life Aberdeen plc	(43,097)	(157,025)	1,149	0.0	(a)

Electrical Equipment
Melrose Industries plc	(21,668)	(57,332)	(1,763)	(0.0	)(a)

Food Products
Associated British Foods plc	(5,546)	(185,250)	(3,546)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(1,100)	(40,621)	(4,456)	(0.0	)(a)

Hotels, Restaurants & Leisure
Merlin Entertainments plc	(34,349)	(164,260)	(2,952)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure — continued
TUI AG	(14,170)	(157,789)	(1,185)	(0.0	)(a)

	(48,519)	(322,049)	(4,137)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(2,020)	(180,811)	770	0.0	(a)

Insurance
Beazley plc	(21,301)	(160,506)	(4,086)	(0.0	)(a)
RSA Insurance Group plc	(22,187)	(157,286)	505	0.0	(a)

	(43,488)	(317,792)	(3,581)	(0.0	)(a)

Internet & Direct Marketing Retail
Just Eat plc*	(16,271)	(148,750)	3,172	0.0	(a)

Machinery
Weir Group plc (The)	(6,701)	(145,645)	9,404	0.0	(a)

Media
ITV plc	(87,181)	(155,673)	3,815	0.0	(a)

Metals & Mining
Fresnillo plc	(16,001)	(156,718)	5,630	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(30,672)	(158,123)	258	0.0	(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(4,580)	(159,180)	(4,116)	(0.0	)(a)

Professional Services
Capita plc	(18,074)	(30,130)	(640)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(7,618)	(24,089)	(67)	(0.0	)(a)

Specialty Retail
Kingfisher plc	(8,395)	(28,948)	(317)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,579,616)	(3,396,909)	5,878	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(748,541)	2,237,652	(99,525)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019 - 4/20/2020	$(13,606,635)	$(104,012)	$(9,215)	$(113,227)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
BWX Technologies, Inc.	(2,976)	(152,074)	2,351	0.0	(a)

Air Freight & Logistics
FedEx Corp.	(804)	(152,326)	6,987	0.0	(a)

Auto Components
Veoneer, Inc.*	(899)	(19,841)	6,455	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(3,443)	(157,621)	(792)	(0.0	)(a)
Northern Trust Corp.	(1,635)	(161,129)	(10,922)	(0.0	)(a)

	(5,078)	(318,750)	(11,714)	(0.0	)(a)

Chemicals
Dow, Inc.*	(2,721)	(154,362)	(3,648)	(0.0	)(a)
DowDuPont, Inc.	(645)	(24,800)	(461)	(0.0	)(a)
Sensient Technologies Corp.	(2,239)	(156,999)	(3,806)	(0.0	)(a)

	(5,605)	(336,161)	(7,915)	(0.0	)(a)

Commercial Services & Supplies
Covanta Holding Corp.	(9,856)	(178,098)	(4,830)	(0.0	)(a)
Stericycle, Inc.*	(2,744)	(160,222)	(6,448)	(0.0	)(a)

	(12,600)	(338,320)	(11,278)	(0.0	)(a)

Communications Equipment
Infinera Corp.*	(27,781)	(120,569)	13,891	0.0	(a)
NETGEAR, Inc.*	(4,459)	(138,363)	13,466	0.0	(a)
ViaSat, Inc.*	(1,771)	(160,842)	(4,640)	(0.0	)(a)

	(34,011)	(419,774)	22,717	0.0	(a)

Construction & Engineering
Dycom Industries, Inc.*	(3,186)	(157,994)	(3,568)	(0.0	)(a)

Construction Materials
US Concrete, Inc.*	(3,408)	(160,619)	(7,293)	(0.0	)(a)

Consumer Finance
LendingClub Corp.*	(40,899)	(130,059)	818	0.0	(a)
PRA Group, Inc.*	(6,443)	(181,177)	(5,477)	(0.0	)(a)

	(47,342)	(311,236)	(4,659)	(0.0	)(a)

Containers & Packaging
AptarGroup, Inc.	(1,425)	(158,517)	(2,278)	(0.0	)(a)
Crown Holdings, Inc.*	(2,647)	(153,870)	(4,500)	(0.0	)(a)

	(4,072)	(312,387)	(6,778)	(0.0	)(a)

Electric Utilities
Alliant Energy Corp.	(3,631)	(171,492)	(4,539)	(0.0	)(a)

Electrical Equipment
GrafTech International Ltd.	(12,589)	(144,144)	3,412	0.0	(a)

Electronic Equipment, Instruments & Components
Itron, Inc.*	(3,052)	(163,771)	(10,804)	(0.0	)(a)
Rogers Corp.*	(916)	(153,448)	(275)	(0.0	)(a)

	(3,968)	(317,219)	(11,079)	(0.0	)(a)

Energy Equipment & Services
McDermott International, Inc.*	(15,258)	(123,437)	27,922	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Energy Equipment & Services — continued
Oceaneering International, Inc.*	(8,753)	(168,058)	(17,068)	(0.0	)(a)
Oil States International, Inc.*	(8,085)	(156,202)	(10,996)	(0.0	)(a)
Weatherford International plc*	(218,139)	(120,696)	6,981	0.0	(a)

	(250,235)	(568,393)	6,839	0.0	(a)

Entertainment
Netflix, Inc.*	(411)	(152,292)	(4,188)	(0.0	)(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(1,180)	(156,173)	1,817	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(1,128)	(37,495)	(316)	(0.0	)(a)

Gas Utilities
Northwest Natural Holding Co.	(2,620)	(175,252)	(5,371)	(0.0	)(a)

Health Care Equipment & Supplies
Insulet Corp.*	(1,796)	(154,905)	(7,399)	(0.0	)(a)
Nevro Corp.*	(2,775)	(171,245)	10,739	0.0	(a)
Wright Medical Group NV*	(3,097)	(91,579)	(5,482)	(0.0	)(a)

	(7,668)	(417,729)	(2,142)	(0.0	)(a)

Health Care Providers & Services
Guardant Health, Inc.*	(2,351)	(154,014)	(443)	(0.0	)(a)
R1 RCM, Inc.*	(15,082)	(157,909)	(6,485)	(0.0	)(a)

	(17,433)	(311,923)	(6,928)	(0.0	)(a)

Health Care Technology
Evolent Health, Inc.*	(4,224)	(57,235)	(1,352)	(0.0	)(a)
Teladoc Health, Inc.*	(540)	(30,715)	(2,851)	(0.0	)(a)

	(4,764)	(87,950)	(4,203)	(0.0	)(a)

Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc.*	(4,729)	(151,517)	2,979	0.0	(a)
Red Rock Resorts, Inc.	(5,626)	(151,790)	3,965	0.0	(a)
Shake Shack, Inc.*	(2,596)	(159,135)	(257)	(0.0	)(a)
Wynn Resorts Ltd.	(1,098)	(158,606)	(2,207)	(0.0	)(a)

	(14,049)	(621,048)	4,480	0.0	(a)

Household Durables
iRobot Corp.*	(1,262)	(130,667)	31,903	0.0	(a)

Interactive Media & Services
Snap, Inc.*	(13,082)	(145,734)	6,934	0.0	(a)
Zillow Group, Inc.*	(4,986)	(165,585)	11,966	0.0	(a)

	(18,068)	(311,319)	18,900	0.0	(a)

Internet & Direct Marketing Retail
Farfetch Ltd.*	(6,356)	(157,502)	2,214	0.0	(a)
Groupon, Inc.*	(9,143)	(32,183)	(274)	(0.0	)(a)
GrubHub, Inc.*	(634)	(42,345)	(1,724)	(0.0	)(a)
Wayfair, Inc.*	(1,038)	(168,312)	(17,584)	(0.0	)(a)

	(17,171)	(400,342)	(17,368)	(0.0	)(a)

Leisure Products
Polaris Industries, Inc.	(385)	(37,114)	920	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Machinery
Alamo Group, Inc.	(1,510)	(156,496)	(2,854)	(0.0	)(a)
Welbilt, Inc.*	(9,125)	(153,574)	3,468	0.0	(a)

	(10,635)	(310,070)	614	0.0	(a)

Marine
Kirby Corp.*	(1,939)	(158,455)	(2,716)	(0.0	)(a)

Media
Liberty Broadband Corp.*	(1,634)	(161,292)	(4,559)	(0.0	)(a)

Metals & Mining
Alcoa Corp.*	(6,309)	(168,324)	(126)	(0.0	)(a)
Coeur Mining, Inc.*	(37,856)	(136,660)	2,650	0.0	(a)
Compass Minerals International, Inc.	(2,697)	(154,781)	269	0.0	(a)
United States Steel Corp.	(9,712)	(151,507)	715	0.0	(a)

	(56,574)	(611,272)	3,508	0.0	(a)

Multi-Utilities
NiSource, Inc.	(6,539)	(181,653)	(1,438)	(0.0	)(a)
Sempra Energy	(1,385)	(177,211)	(748)	(0.0	)(a)

	(7,924)	(358,864)	(2,186)	(0.0	)(a)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(5,675)	(119,629)	32,291	0.0	(a)
Centennial Resource Development, Inc.*	(5,579)	(58,747)	(1,227)	(0.0	)(a)
Cheniere Energy, Inc.*	(2,340)	(150,579)	1,521	0.0	(a)
Extraction Oil & Gas, Inc.*	(28,623)	(134,528)	10,304	0.0	(a)
Kosmos Energy Ltd.	(22,865)	(152,967)	3,201	0.0	(a)
Oasis Petroleum, Inc.*	(22,634)	(138,068)	11,317	0.0	(a)
Parsley Energy, Inc.*	(6,916)	(138,043)	9,267	0.0	(a)
Targa Resources Corp.	(4,240)	(170,236)	(3,434)	(0.0	)(a)

	(98,872)	(1,062,797)	63,240	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,955)	(112,733)	3,014	0.0	(a)
Intersect ENT, Inc.*	(5,196)	(168,818)	(13,590)	(0.0	)(a)
Medicines Co. (The)*	(3,356)	(107,224)	(13,189)	(0.0	)(a)
MyoKardia, Inc.*	(3,335)	(160,013)	(2,068)	(0.0	)(a)
TherapeuticsMD, Inc.*	(33,153)	(142,558)	(2,321)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(2,061)	(54,679)	870	0.0	(a)

	(50,056)	(746,025)	(27,284)	(0.0	)(a)

Road & Rail
AMERCO	(419)	(156,358)	(2,158)	(0.0	)(a)
Avis Budget Group, Inc.*	(4,334)	(154,074)	(737)	(0.0	)(a)

	(4,753)	(310,432)	(2,895)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(5,608)	(154,949)	280	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(9,369)	(130,135)	23,610	0.0	(a)
Marvell Technology Group Ltd.	(6,244)	(156,225)	2,063	0.0	(a)
NVIDIA Corp.	(823)	(148,963)	5,216	0.0	(a)

	(22,044)	(590,272)	31,169	0.0	(a)

Software
Appian Corp.*	(4,807)	(173,485)	(16,392)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Software — continued
Autodesk, Inc.*	(895)	(159,498)	(8,064)	(0.0	)(a)
Avalara, Inc.*	(2,773)	(163,246)	(8,632)	(0.0	)(a)
Benefitfocus, Inc.*	(381)	(15,518)	(857)	(0.0	)(a)
Box, Inc.*	(1,431)	(29,507)	(2,547)	(0.0	)(a)
HubSpot, Inc.*	(944)	(174,159)	(23,090)	(0.0	)(a)
Nutanix, Inc.*	(3,784)	(163,431)	(1,324)	(0.0	)(a)
PROS Holdings, Inc.*	(3,505)	(179,596)	(29,267)	(0.1)
Q2 Holdings, Inc.*	(2,171)	(163,737)	(14,828)	(0.0	)(a)
Varonis Systems, Inc.*	(2,442)	(173,748)	(27,253)	(0.0	)(a)

	(23,133)	(1,395,925)	(132,254)	(0.1)

Specialty Retail
CarMax, Inc.*	(2,028)	(157,900)	(1,744)	(0.0	)(a)
Carvana Co.*	(2,356)	(168,595)	(20,215)	(0.0	)(a)
National Vision Holdings, Inc.*	(1,352)	(36,504)	1,866	0.0	(a)

	(5,736)	(362,999)	(20,093)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(16,133)	(171,655)	4,033	0.0	(a)
Pure Storage, Inc.*	(6,758)	(154,488)	(540)	(0.0	)(a)

	(22,891)	(326,143)	3,493	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(2,326)	(156,540)	(5,071)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(1,621)	(175,376)	(5,657)	(0.0	)(a)
California Water Service Group	(3,178)	(160,139)	(763)	(0.0	)(a)

	(4,799)	(335,515)	(6,420)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(789,859)	(13,606,635)	(104,012)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/18/2019 – 4/20/2020	$(2,063,663)	$63,960	$10,304	$74,264

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Trading Companies & Distributors
Toromont Industries Ltd.	4,955	257,681	(2,034)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(74,284)	(126,976)	24,807	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(2,999)	(74,768)	1,941	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(4,188)	(178,655)	(3,223)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(293)	(16,996)	478	0.0	(a)

Food Products
Premium Brands Holdings Corp.	(2,776)	(166,867)	(11,458)	(0.0	)(a)

Gas Utilities
AltaGas Ltd.	(6,055)	(80,495)	443	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(4,350)	(180,143)	(4,567)	(0.0	)(a)
First Quantum Minerals Ltd.	(13,541)	(143,021)	17,940	0.0	(a)
Franco-Nevada Corp.	(2,459)	(176,188)	(1,415)	(0.0	)(a)
IAMGOLD Corp.*	(46,871)	(140,995)	2,151	0.0	(a)
Kinross Gold Corp.*	(17,230)	(54,788)	912	0.0	(a)
Lundin Mining Corp.	(28,167)	(151,169)	10,706	0.0	(a)
Yamana Gold, Inc.	(11,474)	(25,180)	349	0.0	(a)

	(124,092)	(871,484)	26,076	0.0	(a)

Multiline Retail
Dollarama, Inc.	(5,065)	(152,135)	5,273	0.0	(a)

Oil, Gas & Consumable Fuels
Inter Pipeline Ltd.	(10,593)	(172,531)	4,106	0.0	(a)
Keyera Corp.	(7,386)	(170,688)	7,360	0.0	(a)
Vermilion Energy, Inc.	(5,755)	(146,957)	4,749	0.0	(a)

	(23,734)	(490,176)	16,215	0.0	(a)

Software
Kinaxis, Inc.*	(2,979)	(162,792)	5,442	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(246,465)	(2,321,344)	65,994	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(241,510)	(2,063,663)	63,960	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/29/2020 – 10/30/2020	$(2,730,112)	$14,589	$58,225	$72,814

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Automobiles
Peugeot SA	3,716	97,429	(6,022)	(0.0	)(a)

Chemicals
Covestro AG (b)	1,071	58,849	(4,855)	(0.0	)(a)

Commercial Services & Supplies
Societe BIC SA	3,138	270,328	(16,902)	(0.0	)(a)
SPIE SA	13,971	269,715	12,717	0.0	(a)

	17,109	540,043	(4,185)	(0.0	)(a)

Construction & Engineering
Koninklijke BAM Groep NV	54,345	265,390	2,755	0.0	(a)

Diversified Telecommunication Services
Koninklijke KPN NV	84,844	260,756	4,218	0.0	(a)
Telefonica SA	30,130	251,204	(2,538)	(0.0	)(a)

	114,974	511,960	1,680	0.0	(a)

Electric Utilities
Iberdrola SA	31,554	286,744	11,421	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	13,507	250,641	(1,180)	(0.0	)(a)

Food & Staples Retailing
METRO AG	16,825	285,882	4,915	0.0	(a)

Food Products
Danone SA	3,248	262,584	2,672	0.0	(a)

Insurance
AXA SA	9,760	260,265	440	0.0	(a)
Unipol Gruppo SpA	56,224	286,413	(3,014)	(0.0	)(a)

	65,984	546,678	(2,574)	(0.0	)(a)

IT Services
Amadeus IT Group SA	782	62,323	1,927	0.0	(a)

Media
Eutelsat Communications SA	5,018	90,689	(767)	(0.0	)(a)
ProSiebenSat.1 Media SE	2,664	42,114	(1,881)	(0.0	)(a)

	7,682	132,803	(2,648)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Eni SpA	3,542	60,360	(932)	(0.0	)(a)
TOTAL SA	880	48,920	(713)	(0.0	)(a)

	4,422	109,280	(1,645)	(0.0	)(a)

Paper & Forest Products
Ence Energia y Celulosa SA	23,721	127,816	(14,236)	(0.0	)(a)
UPM-Kymmene OYJ	2,049	57,853	(568)	(0.0	)(a)

	25,770	185,669	(14,804)	(0.0	)(a)

Real Estate Management & Development
Aroundtown SA	30,305	246,214	3,553	0.0	(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	7,039	273,846	13,535	0.0	(a)

Textiles, Apparel & Luxury Goods
adidas AG	992	255,527	(2,754)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	399,325	4,371,862	1,791	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Aerospace & Defense
Airbus SE	(1,140)	(156,100)	(2,364)	(0.0	)(a)

Air Freight & Logistics
PostNL NV	(61,102)	(158,496)	3,924	0.0	(a)

Automobiles
Bayerische Motoren Werke AG	(1,826)	(155,773)	3,442	0.0	(a)
Daimler AG (Registered)	(2,721)	(178,595)	2,394	0.0	(a)
Renault SA	(2,332)	(159,104)	7,929	0.0	(a)

	(6,879)	(493,472)	13,765	0.0	(a)

Banks
AIB Group plc	(33,603)	(156,115)	4,043	0.0	(a)
Bankia SA	(59,950)	(166,041)	(3,836)	(0.0	)(a)

	(93,553)	(322,156)	207	0.0	(a)

Building Products
Cie de Saint-Gobain	(3,858)	(158,178)	1,361	0.0	(a)

Chemicals
BASF SE	(1,897)	(154,873)	2,892	0.0	(a)
K+S AG (Registered)	(1,568)	(31,928)	612	0.0	(a)
Umicore SA	(864)	(33,530)	8,574	0.0	(a)
Wacker Chemie AG	(1,671)	(146,895)	13,447	0.0	(a)

	(6,000)	(367,226)	25,525	0.0	(a)

Communications Equipment
Nokia OYJ	(29,917)	(157,202)	15,075	0.0	(a)

Construction & Engineering
Bouygues SA	(4,028)	(151,624)	6,515	0.0	(a)
Ferrovial SA	(7,447)	(183,640)	(8,282)	(0.0	)(a)

	(11,475)	(335,264)	(1,767)	(0.0	)(a)

Containers & Packaging
Huhtamaki OYJ	(4,606)	(176,139)	(9,797)	(0.0	)(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(1,801)	(172,464)	7,704	0.0	(a)
Wendel SA	(97)	(13,435)	(358)	(0.0	)(a)

	(1,898)	(185,899)	7,346	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA (b)	(508)	(15,648)	(787)	(0.0	)(a)
Iliad SA	(1,645)	(167,588)	11,754	0.0	(a)
Masmovil Ibercom SA*	(8,575)	(187,930)	(17,824)	(0.0	)(a)

	(10,728)	(371,166)	(6,857)	(0.0	)(a)

Electrical Equipment
Nexans SA	(2,169)	(76,077)	1,085	0.0	(a)
Prysmian SpA	(8,434)	(162,848)	(7,014)	(0.0	)(a)

	(10,603)	(238,925)	(5,929)	(0.0	)(a)

Energy Equipment & Services
Tenaris SA	(10,419)	(144,426)	7,878	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(10,121)	(164,827)	(5,506)	(0.0	)(a)

Gas Utilities
Rubis SCA	(2,889)	(158,462)	(1,710)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Health Care Providers & Services
Orpea	(320)	(39,043)	(2,107)	(0.0	)(a)

Hotels, Restaurants & Leisure
Accor SA	(3,672)	(154,691)	(95)	(0.0	)(a)
Autogrill SpA	(18,162)	(176,497)	(1,805)	(0.0	)(a)
Elior Group SA (b)	(9,985)	(138,198)	(568)	(0.0	)(a)
Paddy Power Betfair plc	(1,840)	(154,120)	4,117	0.0	(a)

	(33,659)	(623,506)	1,649	0.0	(a)

Industrial Conglomerates
Rheinmetall AG	(1,370)	(157,862)	(1,358)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE* (b)	(591)	(27,237)	(3,682)	(0.0	)(a)
Zalando SE* (b)	(3,297)	(155,091)	(1,088)	(0.0	)(a)

	(3,888)	(182,328)	(4,770)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(360)	(164,854)	(15,449)	(0.0	)(a)

Machinery
Alstom SA*	(3,491)	(153,594)	5,505	0.0	(a)
ANDRITZ AG	(3,233)	(154,395)	4,199	0.0	(a)
GEA Group AG	(5,453)	(152,781)	5,485	0.0	(a)
Konecranes OYJ	(3,803)	(158,965)	(561)	(0.0	)(a)
Outotec OYJ*	(22,033)	(116,394)	(4,293)	(0.0	)(a)

	(38,013)	(736,129)	10,335	0.0	(a)

Media
Altice Europe NV*	(55,306)	(175,511)	(19,850)	(0.0	)(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(5,026)	(152,806)	964	0.0	(a)
ArcelorMittal	(6,886)	(149,812)	438	0.0	(a)
thyssenkrupp AG	(10,747)	(151,518)	12,639	0.0	(a)

	(22,659)	(454,136)	14,041	0.0	(a)

Personal Products
Beiersdorf AG	(1,673)	(183,061)	(8,321)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(6,572)	(155,793)	2,494	0.0	(a)
SOITEC*	(1,386)	(140,380)	2,845	0.0	(a)

	(7,958)	(296,173)	5,339	0.0	(a)

Technology Hardware, Storage & Peripherals
S&T AG	(5,597)	(151,222)	(1,957)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Puma SE	(290)	(179,383)	(2,241)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(55)	(11,204)	(143)	(0.0	)(a)
Getlink SE	(9,917)	(159,624)	(3,521)	(0.0	)(a)

	(9,972)	(170,828)	(3,664)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(446,253)	(7,101,974)	12,798	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(46,928)	(2,730,112)	14,589	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	10/30/2020	$521,275	$(37,633)	$(2,698)	$(40,331)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG (b)	2,447	162,486	(2,699)	(0.0	)(a)
Swisscom AG (Registered)	557	259,536	968	0.0	(a)

	3,004	422,022	(1,731)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	344	69,482	1,860	0.0	(a)

Insurance
Zurich Insurance Group AG	809	257,883	4	0.0	(a)

Machinery
OC Oerlikon Corp. AG (Registered)	22,131	289,233	(4,410)	(0.0	)(a)

Pharmaceuticals
Galenica AG (b)	5,420	276,533	18,557	0.0	(a)
Roche Holding AG	92	24,070	414	0.0	(a)

	5,512	300,603	18,971	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	184	18,775	49	0.0	(a)

Total Long Positions of Total Return Basket Swaps	31,984	1,357,998	14,743	0.0	(a)

Short Positions

Common Stocks
Capital Markets
Julius Baer Group Ltd.	(3,189)	(154,044)	(3,752)	(0.0	)(a)

Chemicals
Givaudan SA (Registered)	(61)	(157,948)	(2,134)	(0.0	)(a)
Sika AG (Registered)	(1,043)	(159,810)	(4,583)	(0.0	)(a)

	(1,104)	(317,758)	(6,717)	(0.0	)(a)

Machinery
VAT Group AG (b)	(1,285)	(159,712)	(6,165)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(100)	(14,536)	(270)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(4,517)	(190,673)	(35,472)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(10,195)	(836,723)	(52,376)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	21,789	521,275	(37,633)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.75)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	11/19/2019	$(7,744,276)	$3,574	$(36,777)	$(33,203)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Chemicals
Mitsubishi Chemical Holdings Corp.	10,900	77,713	4	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	4,100	61,553	1,591	0.0	(a)

	15,000	139,266	1,595	0.0	(a)

Construction & Engineering
Taisei Corp.	2,200	96,800	2,496	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	24,965	(186)	(0.0	)(a)

Interactive Media & Services
Mixi, Inc.	2,800	60,503	(1,598)	(0.0	)(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	14,700	71,518	(1,116)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	119,186	(532)	(0.0	)(a)
Shionogi & Co. Ltd.	2,700	157,715	2,042	0.0	(a)

	11,500	276,901	1,510	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	112,921	2,009	0.0	(a)

Total Long Positions of Total Return Basket Swaps	52,000	782,874	4,710	0.0	(a)

Short Positions

Common Stocks
Auto Components
Nifco, Inc.	(5,500)	(155,260)	3,461	0.0	(a)
Sumitomo Rubber Industries Ltd.	(12,500)	(153,704)	6,052	0.0	(a)
Toyo Tire Corp.	(6,900)	(80,719)	1,528	0.0	(a)

	(24,900)	(389,683)	11,041	0.0	(a)

Automobiles
Nissan Motor Co. Ltd.	(20,700)	(166,180)	12,285	0.0	(a)

Banks
Bank of Kyoto Ltd. (The)	(3,700)	(160,338)	(1,243)	(0.0	)(a)
Japan Post Bank Co. Ltd.	(15,800)	(173,963)	621	0.0	(a)

	(19,500)	(334,301)	(622)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Building Products
TOTO Ltd.	(1,000)	(42,388)	(332)	(0.0	)(a)

Chemicals
Air Water, Inc.	(10,400)	(158,638)	1,644	0.0	(a)
Kansai Paint Co. Ltd.	(8,800)	(167,784)	1,422	0.0	(a)
Toray Industries, Inc.	(24,900)	(170,393)	6,376	0.0	(a)

	(44,100)	(496,815)	9,442	0.0	(a)

Construction & Engineering
JGC Corp.	(10,700)	(154,171)	10,699	0.0	(a)

Construction Materials
Sumitomo Osaka Cement Co. Ltd.	(3,800)	(154,850)	2,740	0.0	(a)

Consumer Finance
Aiful Corp.*	(67,200)	(157,667)	981	0.0	(a)

Electrical Equipment
Fujikura Ltd.	(37,800)	(155,968)	7,218	0.0	(a)
GS Yuasa Corp.	(2,000)	(40,184)	748	0.0	(a)
Mitsubishi Electric Corp.	(11,600)	(165,995)	(7,962)	(0.0	)(a)
Nidec Corp.	(1,100)	(157,123)	(1,539)	(0.0	)(a)

	(52,500)	(519,270)	(1,535)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(400)	(46,360)	(289)	(0.0	)(a)
Hitachi High-Technologies Corp.	(4,100)	(182,745)	(9,183)	(0.0	)(a)
Murata Manufacturing Co. Ltd.	(2,900)	(145,620)	8,661	0.0	(a)
TDK Corp.	(1,800)	(157,705)	801	0.0	(a)
Yaskawa Electric Corp.	(4,300)	(160,079)	3,370	0.0	(a)

	(13,500)	(692,509)	3,360	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(9,100)	(168,228)	(3,291)	(0.0	)(a)
Cosmos Pharmaceutical Corp.	(100)	(15,986)	(365)	(0.0	)(a)
Tsuruha Holdings, Inc.	(2,000)	(170,451)	(10,095)	(0.0	)(a)

	(11,200)	(354,665)	(13,751)	(0.0	)(a)

Food Products
Calbee, Inc.	(1,100)	(30,459)	(440)	(0.0	)(a)
Nissin Foods Holdings Co. Ltd.	(2,300)	(152,218)	5,515	0.0	(a)
Yamazaki Baking Co. Ltd.	(10,000)	(148,972)	4,250	0.0	(a)

	(13,400)	(331,649)	9,325	0.0	(a)

Health Care Providers & Services
Japan Lifeline Co. Ltd.	(10,400)	(164,948)	(6,586)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(4,100)	(130,958)	6,481	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(3,200)	(164,435)	(4,411)	(0.0	)(a)
Resorttrust, Inc.	(1,900)	(26,597)	(107)	(0.0	)(a)

	(9,200)	(321,990)	1,963	0.0	(a)

Household Durables
Panasonic Corp.	(6,100)	(56,170)	(288)	(0.0	)(a)
Sharp Corp.*	(15,500)	(172,910)	4,482	0.0	(a)

	(21,600)	(229,080)	4,194	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Industrial Conglomerates
Toshiba Corp.	(5,400)	(179,936)	(2,749)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(4,400)	(147,420)	3,661	0.0	(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(8,100)	(143,884)	337	0.0	(a)

IT Services
GMO internet, Inc.	(9,700)	(150,558)	8,243	0.0	(a)

Machinery
CKD Corp.	(13,400)	(155,854)	(4,351)	(0.0	)(a)
Daifuku Co. Ltd.	(800)	(49,217)	(954)	(0.0	)(a)
FANUC Corp.	(800)	(150,300)	5,119	0.0	(a)
Kawasaki Heavy Industries Ltd.	(1,300)	(30,372)	1,272	0.0	(a)
Komatsu Ltd.	(6,200)	(160,148)	(3,472)	(0.0	)(a)
Makita Corp.	(4,300)	(156,879)	1,954	0.0	(a)
MISUMI Group, Inc.	(2,300)	(60,056)	151	0.0	(a)
Mitsui E&S Holdings Co. Ltd.*	(9,700)	(95,851)	7,992	0.0	(a)
Miura Co. Ltd.	(2,200)	(56,321)	(1,473)	(0.0	)(a)
Nabtesco Corp.	(5,200)	(159,452)	2,050	0.0	(a)
NGK Insulators Ltd.	(2,400)	(35,649)	350	0.0	(a)

	(48,600)	(1,110,099)	8,638	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd.	(11,500)	(167,175)	(11,467)	(0.0	)(a)
Nippon Yusen KK	(9,400)	(160,626)	(8,274)	(0.0	)(a)

	(20,900)	(327,801)	(19,741)	(0.0	)(a)

Metals & Mining
Dowa Holdings Co. Ltd.	(4,700)	(153,254)	3,894	0.0	(a)
Hitachi Metals Ltd.	(1,300)	(15,027)	364	0.0	(a)
Mitsubishi Materials Corp.	(700)	(18,206)	1,113	0.0	(a)
Sumitomo Metal Mining Co. Ltd.	(4,900)	(154,124)	4,784	0.0	(a)

	(11,600)	(340,611)	10,155	0.0	(a)

Multiline Retail
Marui Group Co. Ltd.	(7,700)	(156,626)	(3,790)	(0.0	)(a)
Pan Pacific International Holdings Corp.	(600)	(38,666)	(745)	(0.0	)(a)
Takashimaya Co. Ltd.	(2,800)	(31,484)	685	0.0	(a)

	(11,100)	(226,776)	(3,850)	(0.0	)(a)

Personal Products
Shiseido Co. Ltd.	(2,100)	(165,182)	(4,129)	(0.0	)(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(1,100)	(75,955)	(6,312)	(0.0	)(a)
Ono Pharmaceutical Co. Ltd.	(1,900)	(35,692)	(1,176)	(0.0	)(a)

	(3,000)	(111,647)	(7,488)	(0.0	)(a)

Professional Services
Outsourcing, Inc.	(12,100)	(159,088)	(3,997)	(0.0	)(a)
Persol Holdings Co. Ltd.	(2,500)	(47,124)	(2,542)	(0.0	)(a)

	(14,600)	(206,212)	(6,539)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Road & Rail
Keio Corp.	(2,700)	(163,024)	(7,880)	(0.0	)(a)
Tobu Railway Co. Ltd.	(5,700)	(161,402)	(5,326)	(0.0	)(a)
Tokyu Corp.	(11,000)	(179,582)	(6,554)	(0.0	)(a)

	(19,400)	(504,008)	(19,760)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(300)	(22,122)	309	0.0	(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(400)	(47,721)	(177)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Asics Corp.	(13,300)	(163,853)	(4,603)	(0.0	)(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(4,000)	(169,154)	(6,647)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(500,600)	(8,527,150)	(1,136)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(448,600)	(7,744,276)	3,574	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$970,914	$(31,943)	$(7,322)	$(39,265)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	14,050	55,578	(885)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	7,825	279,147	9,025	0.0	(a)

Food & Staples Retailing
Metcash Ltd.	57,993	117,345	5,347	0.0	(a)

IT Services
Computershare Ltd.	5,218	65,644	168	0.0	(a)

Metals & Mining
Alumina Ltd.	45,948	72,707	(3,723)	(0.0	)(a)
BHP Group Ltd.	9,587	253,694	(2,999)	(0.0	)(a)
Iluka Resources Ltd.	9,031	55,109	(3,505)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Metals & Mining — continued
Rio Tinto Ltd.	3,722	250,872	(7,235)	(0.0	)(a)
Sandfire Resources NL	52,940	263,325	(9,764)	(0.0	)(a)

	121,228	895,707	(27,226)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	164,970	247,381	(1,362)	(0.0	)(a)
Santos Ltd.	56,481	285,828	(1,539)	(0.0	)(a)
Whitehaven Coal Ltd.	55,185	163,670	(9,812)	(0.0	)(a)
Woodside Petroleum Ltd.	2,171	54,122	(424)	(0.0	)(a)

	278,807	751,001	(13,137)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	485,121	2,164,422	(26,708)	0.0	(a)

Short Positions

Common Stocks
Beverages
Treasury Wine Estates Ltd.	(12,873)	(156,146)	(4,143)	(0.0	)(a)

Building Products
Reliance Worldwide Corp. Ltd.	(44,542)	(153,267)	(993)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(43,336)	(154,839)	11,980	0.0	(a)

Diversified Financial Services
Challenger Ltd.	(11,945)	(69,149)	(3,550)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(106,612)	315	0.0	(a)
Star Entertainment Grp Ltd. (The)	(21,060)	(67,434)	553	0.0	(a)

	(24,577)	(174,046)	868	0.0	(a)

IT Services
NEXTDC Ltd.*	(35,128)	(158,310)	(6,268)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(31,031)	(169,939)	6,329	0.0	(a)

Software
Xero Ltd.*	(4,103)	(157,812)	(9,458)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(207,535)	(1,193,508)	(5,235)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	277,586	970,914	(31,943)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$836,512	$1,356	$(331)	$1,025

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Capital Markets
Sole Realisation Co. plc* ‡	153	—	(139)	(0.0	)(a)

Pharmaceuticals
BTG plc*	76,780	836,512	1,495	0.0	(a)

Total Long Positions of Total Return Basket Swaps	76,933	836,512	1,356	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019 – 4/20/2020	$(2,878,078)	$(125,522)	$1,573	$(123,949)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Rights
Media
Media General, Inc. CVR‡	1,329	—	(399)	(0.0	)(a)

Short Positions

Common Stocks
IT Services
Fidelity National Information Services, Inc.	(24,826)	(2,878,078)	(125,123)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(23,497)	(2,878,078)	(125,522)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio and pays or receives the net of one month LIBOR, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	10/30/2020	$—	$—	$12	$12

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$2,184,018	$(8,212)	$(907)	$(9,119)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Health Care Providers & Services
Healthscope Ltd.	1,264,094	2,184,018	(8,212)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBID and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$1,513,610	$(27,516)	$(26,478)	$(53,994)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	40,225	286,234	13,980	0.0	(a)

Distributors
Inchcape plc	12,317	98,886	(3,231)	(0.0	)(a)

Energy Equipment & Services
Petrofac Ltd.	969	5,594	(309)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	21,014	258,281	5,027	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	69,528	201,995	(4,373)	(0.0	)(a)

Food Products
Tate & Lyle plc	27,605	276,679	12,473	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	2,633	139,588	1,000	0.0	(a)

Household Durables
Berkeley Group Holdings plc	3,230	158,453	(3,688)	(0.0	)(a)
Redrow plc	22,060	177,566	(3,627)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Household Durables — continued
Taylor Wimpey plc	99,541	235,993	(10,599)	(0.0	)(a)

	124,831	572,012	(17,914)	(0.0	)(a)

Machinery
Vesuvius plc	25,830	208,393	(275)	(0.0	)(a)

Metals & Mining
Rio Tinto plc	1,742	101,627	(2,846)	(0.0	)(a)

Multi-Utilities
Centrica plc	104,139	144,771	1,175	0.0	(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	8,233	265,706	(934)	(0.0	)(a)
Tullow Oil plc	41,211	120,836	(9,104)	(0.0	)(a)

	49,444	386,542	(10,038)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	7,294	168,316	10,617	0.0	(a)

Total Long Positions of Total Return Basket Swaps	487,571	2,848,918	5,286	0.0	(a)

Short Positions

Common Stocks
Banks
Metro Bank plc*	(8,730)	(85,621)	7,366	0.0	(a)

Consumer Finance
Provident Financial plc	(11,899)	(82,609)	(3,595)	(0.0	)(a)

Electrical Equipment
Melrose Industries plc	(39,568)	(104,695)	(3,220)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(3,440)	(127,032)	(13,934)	(0.0	)(a)
Spire Healthcare Group plc (b)	(104,365)	(182,227)	(3,655)	(0.0	)(a)

	(107,805)	(309,259)	(17,589)	(0.0	)(a)

Multi-Utilities
National Grid plc	(15,017)	(164,525)	(4,175)	(0.0	)(a)

Professional Services
Capita plc	(88,061)	(146,801)	(3,116)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(42,546)	(134,533)	(371)	(0.0	)(a)

Specialty Retail
Kingfisher plc	(41,680)	(143,721)	(1,572)	(0.0	)(a)

Water Utilities
Severn Trent plc	(6,144)	(163,544)	(6,530)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(361,450)	(1,335,308)	(32,802)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	126,121	1,513,610	(27,516)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$(17,622,432)	$(184,600)	$562,988	$378,388

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(3,143)	(178,459)	(7,732)	(0.0	)(a)
Kratos Defense & Security Solutions, Inc.*	(11,051)	(175,490)	(13,151)	(0.0	)(a)
Mercury Systems, Inc.*	(2,181)	(159,257)	(12,584)	(0.0	)(a)

	(16,375)	(513,206)	(33,467)	(0.0	)(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(6,703)	(157,722)	1,341	0.0	(a)

Airlines
American Airlines Group, Inc.	(4,617)	(157,809)	877	0.0	(a)

Auto Components
Veoneer, Inc.*	(4,561)	(100,661)	32,748	0.0	(a)

Beverages
Brown-Forman Corp.	(2,967)	(158,111)	(1,305)	(0.0	)(a)
Constellation Brands, Inc.	(756)	(160,023)	(9,730)	(0.0	)(a)
MGP Ingredients, Inc.	(1,781)	(156,496)	(1,015)	(0.0	)(a)

	(5,504)	(474,630)	(12,050)	(0.0	)(a)

Capital Markets
BlackRock, Inc.	(331)	(160,614)	(6,471)	(0.0	)(a)
Cboe Global Markets, Inc.	(1,551)	(157,597)	(543)	(0.0	)(a)
Interactive Brokers Group, Inc.	(2,852)	(154,693)	1,825	0.0	(a)
SEI Investments Co.	(2,729)	(148,594)	10,616	0.0	(a)
WisdomTree Investments, Inc.	(20,135)	(144,972)	13,289	0.0	(a)

	(27,598)	(766,470)	18,716	0.0	(a)

Chemicals
Albemarle Corp.	(2,144)	(160,929)	16,101	0.0	(a)
Axalta Coating Systems Ltd.*	(5,669)	(152,950)	5,839	0.0	(a)
DowDuPont, Inc.	(3,453)	(132,768)	1,899	0.0	(a)
GCP Applied Technologies, Inc.*	(5,975)	(172,020)	(478)	(0.0	)(a)
International Flavors & Fragrances, Inc.	(1,150)	(158,458)	(2,058)	(0.0	)(a)
RPM International, Inc.	(2,553)	(154,839)	2,042	0.0	(a)

	(20,944)	(931,964)	23,345	0.0	(a)

Commercial Services & Supplies
Brink’s Co. (The)	(1,935)	(154,664)	271	0.0	(a)

Communications Equipment
Extreme Networks, Inc.*	(19,681)	(157,448)	(4,920)	(0.0	)(a)
Infinera Corp.*	(9,757)	(42,345)	4,878	0.0	(a)

	(29,438)	(199,793)	(42)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Construction & Engineering
WillScot Corp.*	(12,103)	(163,027)	(12,829)	(0.0	)(a)

Construction Materials
Martin Marietta Materials, Inc.	(739)	(163,984)	(7,634)	(0.0	)(a)
Summit Materials, Inc.*	(9,518)	(166,756)	(13,706)	(0.0	)(a)
Vulcan Materials Co.	(1,274)	(160,664)	(4,217)	(0.0	)(a)

	(11,531)	(491,404)	(25,557)	(0.0	)(a)

Consumer Finance
LendingClub Corp.*	(11,718)	(37,263)	234	0.0	(a)

Containers & Packaging
Graphic Packaging Holding Co.	(11,342)	(157,427)	(10,775)	(0.0	)(a)

Diversified Telecommunication Services
Iridium Communications, Inc.*	(6,390)	(175,469)	(6,582)	(0.0	)(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(5,750)	(229,080)	7,130	0.0	(a)
nLight, Inc.*	(6,259)	(163,548)	(10,390)	(0.0	)(a)

	(12,009)	(392,628)	(3,260)	(0.0	)(a)

Energy Equipment & Services
Forum Energy Technologies, Inc.*	(28,424)	(169,975)	(19,613)	(0.0	)(a)
Nabors Industries Ltd.	(39,116)	(136,906)	11,735	0.0	(a)
Superior Energy Services, Inc.*	(31,624)	(113,530)	37,949	0.0	(a)
US Silica Holdings, Inc.	(8,685)	(137,397)	16,588	0.0	(a)

	(107,849)	(557,808)	46,659	0.0	(a)

Entertainment
Spotify Technology SA*	(1,261)	(171,206)	4,893	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(7,553)	(178,402)	529	0.0	(a)

Food & Staples Retailing
PriceSmart, Inc.	(3,043)	(182,002)	1,248	0.0	(a)

Food Products
Hain Celestial Group, Inc. (The)*	(7,322)	(159,766)	4,100	0.0	(a)
Kraft Heinz Co. (The)	(4,153)	(138,046)	(1,163)	(0.0	)(a)
Sanderson Farms, Inc.	(1,092)	(165,580)	(10,974)	(0.0	)(a)

	(12,567)	(463,392)	(8,037)	(0.0	)(a)

Gas Utilities
South Jersey Industries, Inc.	(5,423)	(174,187)	(4,013)	(0.0	)(a)
Southwest Gas Holdings, Inc.	(2,080)	(173,035)	(1,955)	(0.0	)(a)

	(7,503)	(347,222)	(5,968)	(0.0	)(a)

Health Care Equipment & Supplies
Axogen, Inc.*	(8,074)	(189,578)	(21,315)	(0.0	)(a)
Heska Corp.*	(1,991)	(154,621)	(6,411)	(0.0	)(a)
iRhythm Technologies, Inc.*	(1,997)	(152,391)	(14,758)	(0.0	)(a)
Penumbra, Inc.*	(1,204)	(161,938)	(6,658)	(0.0	)(a)
ViewRay, Inc.*	(21,747)	(151,359)	1,087	0.0	(a)
Wright Medical Group NV*	(2,391)	(70,702)	(4,232)	(0.0	)(a)

	(37,404)	(880,589)	(52,287)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Health Care Technology
Evolent Health, Inc.*	(7,234)	(98,021)	(2,315)	(0.0	)(a)
Medidata Solutions, Inc.*	(1,789)	(161,618)	(20,520)	(0.0	)(a)
Teladoc Health, Inc.*	(2,770)	(157,558)	(14,625)	(0.0	)(a)

	(11,793)	(417,197)	(37,460)	(0.0	)(a)

Household Durables
Installed Building Products, Inc.*	(3,357)	(161,237)	13,965	0.0	(a)
LGI Homes, Inc.*	(2,495)	(172,928)	649	0.0	(a)
Mohawk Industries, Inc.*	(1,190)	(162,138)	(5,331)	(0.0	)(a)
Roku, Inc.*	(2,702)	(171,820)	(18,671)	(0.0	)(a)

	(9,744)	(668,123)	(9,388)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(2,705)	(157,864)	(1,839)	(0.0	)(a)

Insurance
Markel Corp.*	(153)	(163,941)	(8,674)	(0.0	)(a)

Interactive Media & Services
TrueCar, Inc.*	(24,327)	(156,666)	(4,622)	(0.0	)(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(41,663)	(146,654)	(1,250)	(0.0	)(a)
GrubHub, Inc.*	(1,950)	(130,240)	(5,304)	(0.0	)(a)

	(43,613)	(276,894)	(6,554)	(0.0	)(a)

IT Services
InterXion Holding NV*	(2,667)	(184,530)	(7,388)	(0.0	)(a)

Leisure Products
Mattel, Inc.*	(12,957)	(157,946)	3,887	0.0	(a)
Polaris Industries, Inc.	(1,220)	(117,608)	2,916	0.0	(a)

	(14,177)	(275,554)	6,803	0.0	(a)

Machinery
Deere & Co.	(935)	(154,864)	3,198	0.0	(a)
Evoqua Water Technologies Corp.*	(11,424)	(155,595)	114	0.0	(a)
REV Group, Inc.	(12,732)	(161,569)	(6,366)	(0.0	)(a)
Wabtec Corp.	(2,044)	(151,399)	7,890	0.0	(a)

	(27,135)	(623,427)	4,836	0.0	(a)

Media
Altice USA, Inc.	(6,761)	(159,289)	(2,704)	(0.0	)(a)
GCI Liberty, Inc.*	(2,679)	(159,722)	(2,920)	(0.0	)(a)
Liberty Global plc*	(5,752)	(155,362)	3,279	0.0	(a)
New York Times Co. (The)	(4,750)	(157,462)	2,327	0.0	(a)

	(19,942)	(631,835)	(18)	(0.0	)(a)

Metals & Mining
Century Aluminum Co.*	(17,926)	(150,758)	3,585	0.0	(a)
Constellium NV*	(16,669)	(155,688)	1,000	0.0	(a)
Hecla Mining Co.	(69,634)	(146,231)	3,482	0.0	(a)

	(104,229)	(452,677)	8,067	0.0	(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(18,830)	(141,413)	11,298	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Carrizo Oil & Gas, Inc.*	(11,483)	(147,212)	(10,335)	(0.0	)(a)
Centennial Resource Development, Inc.*	(8,864)	(93,338)	(1,950)	(0.0	)(a)
Concho Resources, Inc.	(1,280)	(147,686)	2,022	0.0	(a)
Golar LNG Ltd.	(7,884)	(154,053)	8,909	0.0	(a)
Matador Resources Co.*	(7,195)	(141,670)	8,130	0.0	(a)
Noble Energy, Inc.	(5,630)	(152,348)	282	0.0	(a)
Parsley Energy, Inc.*	(329)	(6,567)	441	0.0	(a)
Pioneer Natural Resources Co.	(893)	(148,649)	7,680	0.0	(a)
WPX Energy, Inc.*	(10,395)	(144,387)	8,836	0.0	(a)

	(72,783)	(1,277,323)	35,313	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(925)	(35,289)	943	0.0	(a)
Cymabay Therapeutics, Inc.*	(13,901)	(178,072)	(10,287)	(0.0	)(a)
Intra-Cellular Therapies, Inc.*	(12,131)	(159,765)	(11,039)	(0.0	)(a)
Medicines Co. (The)*	(1,985)	(63,421)	(7,801)	(0.0	)(a)
Revance Therapeutics, Inc.*	(11,082)	(146,725)	2,771	0.0	(a)
Theravance Biopharma, Inc.*	(7,279)	(173,604)	(7,643)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(3,764)	(99,859)	(3,576)	(0.0	)(a)
Zogenix, Inc.*	(4,195)	(163,563)	(9,718)	(0.0	)(a)

	(55,262)	(1,020,298)	(46,350)	(0.0	)(a)

Professional Services
TransUnion	(2,282)	(158,941)	3,172	0.0	(a)

Road & Rail
Hertz Global Holdings, Inc.*	(8,704)	(158,239)	(7,486)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Cree, Inc.*	(2,290)	(151,346)	2,473	0.0	(a)
First Solar, Inc.*	(2,546)	(156,655)	(734)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(393)	(5,459)	990	0.0	(a)
Silicon Laboratories, Inc.*	(1,676)	(180,438)	(24,989)	(0.0	)(a)
Veeco Instruments, Inc.*	(12,508)	(152,348)	5,879	0.0	(a)

	(19,413)	(646,246)	(16,381)	(0.0	)(a)

Software
2U, Inc.*	(2,729)	(165,105)	(136)	(0.0	)(a)
Benefitfocus, Inc.*	(3,278)	(133,513)	(7,376)	(0.0	)(a)
Box, Inc.*	(6,311)	(130,133)	(11,234)	(0.0	)(a)
Cloudera, Inc.*	(15,482)	(172,315)	(5,109)	(0.0	)(a)
FireEye, Inc.*	(10,430)	(167,089)	(6,362)	(0.0	)(a)
ForeScout Technologies, Inc.*	(3,907)	(164,250)	(15,276)	(0.0	)(a)
Instructure, Inc.*	(3,791)	(163,316)	11,942	0.0	(a)
RingCentral, Inc.*	(1,409)	(163,965)	(15,316)	(0.1)
Yext, Inc.*	(8,208)	(179,837)	(13,297)	(0.0	)(a)

	(55,545)	(1,439,523)	(62,164)	(0.1)

Specialty Retail
At Home Group, Inc.*	(7,314)	(171,806)	(2,852)	(0.0	)(a)
Floor & Decor Holdings, Inc.*	(3,311)	(158,994)	(5,298)	(0.0	)(a)
National Vision Holdings, Inc.*	(4,430)	(119,610)	6,113	0.0	(a)

	(15,055)	(450,410)	(2,037)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Tobacco
Vector Group Ltd.	(15,767)	(150,259)	16,555	0.0	(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(3,314)	(159,602)	(6,297)	(0.0	)(a)
MRC Global, Inc.*	(8,374)	(145,122)	8,039	0.0	(a)
SiteOne Landscape Supply, Inc.*	(40)	(2,692)	(87)	(0.0	)(a)

	(11,728)	(307,416)	1,655	0.0	(a)

Water Utilities
Aqua America, Inc.	(4,631)	(180,887)	(8,845)	(0.0	)(a)
SJW Group	(2,730)	(169,424)	(1,802)	(0.0	)(a)

	(7,361)	(350,311)	(10,647)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(884,333)	(17,622,432)	(184,600)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$2,460,188	$(9,596)	$(11,906)	$(21,502)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Banks
Canadian Imperial Bank of Commerce	3,355	282,509	4,532	0.0	(a)

Chemicals
Methanex Corp.	4,373	239,720	(14,559)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	12,121	269,617	629	0.0	(a)

Insurance
iA Financial Corp., Inc.	6,486	258,239	(3,230)	(0.0	)(a)

IT Services
CGI, Inc.*	3,614	260,131	3,823	0.0	(a)

Media
Quebecor, Inc.	11,538	287,740	2,732	0.0	(a)

Metals & Mining
Teck Resources Ltd.	10,510	248,531	(12,179)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	8,585	249,405	(2,909)	(0.0	)(a)
Parex Resources, Inc.*	14,845	252,865	5,786	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc.	8,647	285,157	(1,864)	(0.0	)(a)

	32,077	787,427	1,013	0.0	(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	6,780	250,005	(1,976)	(0.0	)(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	9,427	292,936	(1,483)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	100,281	3,176,855	(20,698)	0.0	(a)

Short Positions

Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(3,206)	(79,929)	2,075	0.0	(a)

Diversified Financial Services
Onex Corp.	(2,350)	(136,313)	3,836	0.0	(a)

Gas Utilities
AltaGas Ltd.	(6,966)	(92,606)	509	0.0	(a)

Metals & Mining
Kinross Gold Corp.*	(36,944)	(117,475)	1,956	0.0	(a)
Yamana Gold, Inc.	(52,000)	(114,115)	1,583	0.0	(a)

	(88,944)	(231,590)	3,539	0.0	(a)

Multi-Utilities
Canadian Utilities Ltd.	(6,393)	(176,229)	1,143	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(107,859)	(716,667)	11,102	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(7,578)	2,460,188	(9,596)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$10,206,152	$(25,455)	$(30,139)	$(55,594)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Dassault Aviation SA	174	263,269	10,110	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Airlines
Air France-KLM*	25,131	290,000	(23,444)	(0.0	)(a)

Automobiles
Peugeot SA	5,664	148,504	(9,179)	(0.0	)(a)

Chemicals
Covestro AG (b)	3,413	187,536	(15,471)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	6,264	288,058	1,599	0.0	(a)
HOCHTIEF AG	1,911	285,711	2,365	0.0	(a)

	8,175	573,769	3,964	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	15,799	264,711	896	0.0	(a)

Electric Utilities
Endesa SA	10,723	267,521	3,861	0.0	(a)
Enel SpA	43,159	273,290	5,824	0.0	(a)
Red Electrica Corp. SA	13,520	280,592	2,863	0.0	(a)
Terna Rete Elettrica Nazionale SpA	44,155	264,893	236	0.0	(a)
Verbund AG	5,884	292,182	2,237	0.0	(a)

	117,441	1,378,478	15,021	0.0	(a)

Electrical Equipment
Signify NV (b)	8,628	258,671	(4,747)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	11,811	284,664	(7,247)	(0.0	)(a)

Gas Utilities
Italgas SpA	41,760	260,854	2,033	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	6,413	275,398	21,255	0.0	(a)

Insurance
Ageas	4,939	261,003	2,972	0.0	(a)
ASR Nederland NV	5,879	261,580	(1,604)	(0.0	)(a)
NN Group NV	6,305	275,148	4,277	0.0	(a)
UnipolSai Assicurazioni SpA	95,278	261,082	(102)	(0.0	)(a)

	112,401	1,058,813	5,543	0.0	(a)

IT Services
Amadeus IT Group SA	2,454	195,576	6,046	0.0	(a)

Machinery
Valmet OYJ	10,470	288,417	16,370	0.0	(a)

Media
Eutelsat Communications SA	10,320	186,511	(1,578)	(0.0	)(a)
Mediaset Espana Comunicacion SA	34,570	268,094	4,421	0.0	(a)
ProSiebenSat.1 Media SE	14,525	229,619	(10,256)	(0.0	)(a)
Publicis Groupe SA	4,874	289,693	7,671	0.0	(a)

	64,289	973,917	258	0.0	(a)

Multi-Utilities
A2A SpA	169,001	282,846	1,466	0.0	(a)
Engie SA	17,866	265,176	(2,016)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Multi-Utilities — continued
Hera SpA	82,762	294,612	923	0.0	(a)

	269,629	842,634	373	0.0	(a)

Oil, Gas & Consumable Fuels
Enagas SA	9,297	265,200	5,013	0.0	(a)
Eni SpA	12,776	217,718	(3,363)	(0.0	)(a)
Galp Energia SGPS SA	16,444	275,704	9,944	0.0	(a)
Neste OYJ	7,650	252,853	(23,406)	(0.0	)(a)
OMV AG	5,107	273,935	(9,329)	(0.0	)(a)
Repsol SA	16,037	272,127	1,197	0.0	(a)
Saras SpA	130,205	232,624	(10,020)	(0.0	)(a)
TOTAL SA	3,678	204,463	(2,980)	(0.0	)(a)

	201,194	1,994,624	(32,944)	(0.0	)(a)

Paper & Forest Products
Ence Energia y Celulosa SA	26,857	144,714	(16,117)	(0.0	)(a)
UPM-Kymmene OYJ	6,794	191,827	(1,885)	(0.0	)(a)

	33,651	336,541	(18,002)	(0.0	)(a)

Pharmaceuticals
Merck KGaA	2,588	275,856	3,656	0.0	(a)
Sanofi	3,166	276,232	17,423	0.0	(a)
UCB SA	3,314	263,393	2,128	0.0	(a)

	9,068	815,481	23,207	0.0	(a)

Real Estate Management & Development
Aroundtown SA	5,113	41,541	599	0.0	(a)
LEG Immobilien AG	2,168	252,961	483	0.0	(a)
Nexity SA	5,877	274,892	(4,644)	(0.0	)(a)
TAG Immobilien AG	11,043	248,688	(2,443)	(0.0	)(a)

	24,201	818,082	(6,005)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	2,739	268,375	(7,102)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	539	266,904	(284)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	975,044	12,045,218	(19,349)	0.0	(a)

Short Positions

Common Stocks
Chemicals
K+S AG (Registered)	(6,112)	(124,455)	2,384	0.0	(a)
Umicore SA	(3,520)	(136,603)	34,930	0.0	(a)

	(9,632)	(261,058)	37,314	0.0	(a)

Diversified Financial Services
Wendel SA	(1,053)	(145,851)	(3,892)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA (b)	(4,897)	(150,847)	(7,586)	(0.0	)(a)

Electrical Equipment
OSRAM Licht AG	(4,150)	(142,739)	2,008	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Food Products
Kerry Group plc	(1,435)	(160,628)	(4,584)	(0.0	)(a)

Health Care Providers & Services
Orpea	(1,000)	(122,009)	(6,586)	(0.0	)(a)

Hotels, Restaurants & Leisure
Elior Group SA (b)	(938)	(12,982)	(53)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE* (b)	(3,367)	(155,174)	(20,978)	(0.0	)(a)
Rocket Internet SE* (b)	(6,410)	(169,356)	(3,971)	(0.0	)(a)

	(9,777)	(324,530)	(24,949)	(0.0	)(a)

Machinery
Outotec OYJ*	(8,405)	(44,401)	(1,638)	(0.0	)(a)

Metals & Mining
Outokumpu OYJ	(39,161)	(149,939)	12,130	0.0	(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(14,142)	(163,734)	(6,671)	(0.0	)(a)
SOITEC*	(133)	(13,471)	273	0.0	(a)

	(14,275)	(177,205)	(6,398)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(721)	(146,877)	(1,872)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(95,444)	(1,839,066)	(6,106)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	879,600	10,206,152	(25,455)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$13,953,903	$155,151	$(52,552)	$102,599

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Showa Corp.	17,400	255,574	1,119	0.0	(a)
TS Tech Co. Ltd.	8,000	240,261	(8,532)	(0.0	)(a)

	25,400	495,835	(7,413)	(0.0	)(a)

Automobiles
Isuzu Motors Ltd.	18,400	265,011	5,149	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Chemicals
Asahi Kasei Corp.	25,600	263,843	4,265	0.0	(a)
Daicel Corp.	23,000	258,029	962	0.0	(a)
Mitsubishi Chemical Holdings Corp.	25,900	184,658	11	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	12,900	193,666	5,006	0.0	(a)
Showa Denko KK	7,500	256,050	1,716	0.0	(a)
Sumitomo Chemical Co. Ltd.	57,200	285,371	5,528	0.0	(a)
Tokai Carbon Co. Ltd.	22,100	255,732	863	0.0	(a)
Tokuyama Corp.	10,800	268,327	(9,246)	(0.0	)(a)
Tosoh Corp.	17,700	285,388	(1,864)	(0.0	)(a)
Ube Industries Ltd.	13,100	280,284	(7,780)	(0.0	)(a)

	215,800	2,531,348	(539)	(0.0	)(a)

Construction & Engineering
Hazama Ando Corp.	41,200	277,050	9,252	0.0	(a)
Kyowa Exeo Corp.	10,200	278,994	645	0.0	(a)
Kyudenko Corp.	7,900	225,455	7,014	0.0	(a)
Maeda Corp.	30,300	301,753	8,797	0.0	(a)
Sumitomo Mitsui Construction Co. Ltd.	39,300	256,484	738	0.0	(a)
Taisei Corp.	3,600	158,401	4,084	0.0	(a)

	132,500	1,498,137	30,530	0.0	(a)

Construction Materials
Taiheiyo Cement Corp.	8,200	264,440	(13,001)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	5,900	245,490	(1,833)	(0.0	)(a)

Electric Utilities
Chubu Electric Power Co., Inc.	19,200	279,197	3,030	0.0	(a)
Kansai Electric Power Co., Inc. (The)	17,900	216,559	(37,385)	(0.0	)(a)
Tokyo Electric Power Co. Holdings, Inc.*	42,500	240,056	2,403	0.0	(a)

	79,600	735,812	(31,952)	(0.0	)(a)

Electrical Equipment
Nippon Carbon Co. Ltd.	6,200	273,600	(19,062)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.	19,300	312,265	23,898	0.0	(a)

Entertainment
Capcom Co. Ltd.	11,600	261,739	9,685	0.0	(a)
DeNA Co. Ltd.	19,300	301,404	10,807	0.0	(a)
GungHo Online Entertainment, Inc.	71,700	223,696	(5,432)	(0.0	)(a)

	102,600	786,839	15,060	0.0	(a)

Food & Staples Retailing
Lawson, Inc.	4,900	228,781	(3,428)	(0.0	)(a)
Matsumotokiyoshi Holdings Co. Ltd.	8,300	274,819	11,025	0.0	(a)

	13,200	503,600	7,597	0.0	(a)

Food Products
Fuji Oil Holdings, Inc.	9,300	298,729	11,916	0.0	(a)

Health Care Providers & Services
Alfresa Holdings Corp.	10,700	298,572	17,180	0.0	(a)
Medipal Holdings Corp.	12,900	290,074	4,271	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Health Care Providers & Services — continued
Suzuken Co. Ltd.	5,100	294,068	4,722	0.0	(a)

	28,700	882,714	26,173	0.0	(a)

Hotels, Restaurants & Leisure
Round One Corp.	18,400	247,944	10,698	0.0	(a)

Household Durables
Casio Computer Co. Ltd.	19,300	243,107	(490)	(0.0	)(a)
Nikon Corp.	19,700	274,732	(242)	(0.0	)(a)
Sony Corp.	6,400	322,356	17,920	0.0	(a)

	45,400	840,195	17,188	0.0	(a)

Insurance
Japan Post Holdings Co. Ltd.	23,700	265,432	1,531	0.0	(a)

Interactive Media & Services
Mixi, Inc.	10,300	222,563	(5,877)	(0.0	)(a)

IT Services
NET One Systems Co. Ltd.	10,400	270,024	19,470	0.1
Nihon Unisys Ltd.	11,200	287,127	11,896	0.0	(a)

	21,600	557,151	31,366	0.1

Machinery
DMG Mori Co. Ltd.	17,900	258,121	(9,375)	(0.0	)(a)
IHI Corp.	10,100	241,122	1,581	0.0	(a)
Japan Steel Works Ltd. (The)	14,800	286,043	805	0.0	(a)
Mitsubishi Heavy Industries Ltd.	6,600	275,056	1,524	0.0	(a)
OKUMA Corp.	4,400	259,202	3,247	0.0	(a)
Takeuchi Manufacturing Co. Ltd.	13,800	261,695	9,458	0.0	(a)

	67,600	1,581,239	7,240	0.0	(a)

Metals & Mining
Tokyo Steel Manufacturing Co. Ltd.	31,600	270,617	24,254	0.0	(a)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	13,400	276,719	4,228	0.0	(a)
JXTG Holdings, Inc.	38,800	188,769	(2,946)	(0.0	)(a)

	52,200	465,488	1,282	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	9,100	123,249	(550)	(0.0	)(a)
Kaken Pharmaceutical Co. Ltd.	5,700	244,167	4,679	0.0	(a)
Shionogi & Co. Ltd.	1,800	105,143	1,362	0.0	(a)
Sumitomo Dainippon Pharma Co. Ltd.	12,000	265,117	8,712	0.0	(a)
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	240,501	8,238	0.0	(a)

	31,200	978,177	22,441	0.0	(a)

Road & Rail
Central Japan Railway Co.	1,300	279,551	1,034	0.0	(a)
Seino Holdings Co. Ltd.	20,700	281,801	840	0.0	(a)

	22,000	561,352	1,874	0.0	(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	8,600	243,885	(3,957)	(0.0	)(a)

Specialty Retail
Aoyama Trading Co. Ltd.	12,000	263,580	195	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Specialty Retail — continued
Shimachu Co. Ltd.	10,400	251,483	11,322	0.0	(a)

	22,400	515,063	11,517	0.0	(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	13,200	260,633	(164)	(0.0	)(a)
NEC Corp.	7,800	263,430	2,724	0.0	(a)

	21,000	524,063	2,560	0.0	(a)

Trading Companies & Distributors
ITOCHU Corp.	15,500	279,674	1,325	0.0	(a)
Kanamoto Co. Ltd.	10,000	237,382	(7,376)	(0.0	)(a)
Marubeni Corp.	35,400	253,662	1,865	0.0	(a)
Mitsubishi Corp.	10,200	280,987	6,779	0.0	(a)
Mitsui & Co. Ltd.	17,400	281,438	3,408	0.0	(a)
Sojitz Corp.	74,300	255,796	(311)	(0.0	)(a)

	162,800	1,588,939	5,690	0.0	(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	11,700	279,497	2,637	0.0	(a)

Wireless Telecommunication Services
KDDI Corp.	10,900	251,218	8,247	0.0	(a)
NTT DOCOMO, Inc.	6,500	141,152	2,511	0.0	(a)

	17,400	392,370	10,758	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,233,000	18,627,795	187,725	0.1

Short Positions

Common Stocks
Auto Components
Toyo Tire Corp.	(7,900)	(92,418)	1,749	0.0	(a)

Building Products
TOTO Ltd.	(3,100)	(131,402)	(1,029)	(0.0	)(a)

Commercial Services & Supplies
Sohgo Security Services Co. Ltd.	(3,800)	(169,788)	(5,007)	(0.0	)(a)
Toppan Printing Co. Ltd.	(10,000)	(162,311)	(2,437)	(0.0	)(a)

	(13,800)	(332,099)	(7,444)	(0.0	)(a)

Construction & Engineering
Chiyoda Corp.*	(50,300)	(159,387)	(5,394)	(0.0	)(a)

Consumer Finance
Aiful Corp.*	(4,100)	(9,620)	60	0.0	(a)

Containers & Packaging
FP Corp.	(2,700)	(164,506)	(4,285)	(0.0	)(a)

Electrical Equipment
GS Yuasa Corp.	(6,200)	(124,569)	2,318	0.0	(a)
Mabuchi Motor Co. Ltd.	(4,200)	(155,770)	1,442	0.0	(a)

	(10,400)	(280,339)	3,760	0.0	(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(1,000)	(115,900)	(722)	(0.0	)(a)
Omron Corp.	(2,900)	(155,771)	(1,120)	(0.0	)(a)

	(3,900)	(271,671)	(1,842)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions — continued

Common Stocks — continued
Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(900)	(143,875)	(3,284)	(0.0	)(a)

Food Products
Calbee, Inc.	(5,500)	(152,297)	(2,199)	(0.0	)(a)

Hotels, Restaurants & Leisure
Resorttrust, Inc.	(8,600)	(120,387)	(487)	(0.0	)(a)
Saizeriya Co. Ltd.	(7,100)	(159,735)	(2,744)	(0.0	)(a)
Toridoll Holdings Corp.	(7,400)	(165,739)	(4,827)	(0.0	)(a)

	(23,100)	(445,861)	(8,058)	(0.0	)(a)

Household Durables
Panasonic Corp.	(13,700)	(126,152)	(647)	(0.0	)(a)

IT Services
GMO Payment Gateway, Inc.	(2,000)	(159,483)	(3,981)	(0.0	)(a)

Machinery
Daifuku Co. Ltd.	(1,800)	(110,737)	(2,147)	(0.0	)(a)
Kawasaki Heavy Industries Ltd.	(6,000)	(140,178)	5,873	0.0	(a)
MISUMI Group, Inc.	(3,700)	(96,611)	242	0.0	(a)
Mitsui E&S Holdings Co. Ltd.*	(6,000)	(59,290)	4,944	0.0	(a)
Miura Co. Ltd.	(4,100)	(104,961)	(2,746)	(0.0	)(a)
NGK Insulators Ltd.	(8,100)	(120,316)	1,181	0.0	(a)

	(29,700)	(632,093)	7,347	0.0	(a)

Media
Vector, Inc.*	(13,500)	(160,730)	4,417	0.0	(a)

Metals & Mining
Hitachi Metals Ltd.	(13,300)	(153,732)	3,727	0.0	(a)
Mitsubishi Materials Corp.	(5,800)	(150,853)	9,216	0.0	(a)

	(19,100)	(304,585)	12,943	0.0	(a)

Multiline Retail
Pan Pacific International Holdings Corp.	(1,800)	(116,000)	(2,234)	(0.0	)(a)
Takashimaya Co. Ltd.	(10,000)	(112,442)	2,446	0.0	(a)

	(11,800)	(228,442)	212	0.0	(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(1,300)	(89,765)	(7,460)	(0.0	)(a)
Ono Pharmaceutical Co. Ltd.	(6,200)	(116,468)	(3,837)	(0.0	)(a)

	(7,500)	(206,233)	(11,297)	(0.0	)(a)

Professional Services
Persol Holdings Co. Ltd.	(6,000)	(113,096)	(6,101)	(0.0	)(a)

Road & Rail
Keikyu Corp.	(9,500)	(162,316)	(7,937)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(1,800)	(132,733)	1,855	0.0	(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(900)	(107,372)	(399)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(9,800)	(157,182)	(1,020)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(251,000)	(4,673,892)	(32,574)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	982,000	13,953,903	155,151	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019	$816,792	$(28,630)	$(1,585)	$(30,215)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	49,900	197,391	(3,142)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	69,614	140,860	6,418	0.0	(a)

IT Services
Computershare Ltd.	16,828	211,700	543	0.0	(a)

Metals & Mining
Alumina Ltd.	116,520	184,379	(9,440)	(0.0	)(a)
Iluka Resources Ltd.	32,119	195,997	(12,467)	(0.1)
Sandfire Resources NL	231	1,149	(43)	(0.0	)(a)

	148,870	381,525	(21,950)	(0.1)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	29,681	88,029	(5,277)	(0.0	)(a)
Woodside Petroleum Ltd.	7,795	194,327	(1,522)	(0.0	)(a)

	37,476	282,356	(6,799)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	322,688	1,213,832	(24,930)	(0.1)

Short Positions

Common Stocks
Diversified Financial Services
Challenger Ltd.	(18,724)	(108,392)	(5,565)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,491)	(45,197)	133	0.0	(a)
Star Entertainment Grp Ltd. (The)	(27,145)	(86,918)	713	0.0	(a)

	(28,636)	(132,115)	846	0.0	(a)

Transportation Infrastructure
Qube Holdings Ltd.	(78,419)	(156,533)	1,019	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(125,779)	(397,040)	(3,700)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	196,909	816,792	(28,630)	(0.1)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	9/12/2019	$662,408	$5,584	$3,580	$9,164

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG (b)	1,427	94,756	(2,432)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	1,062	214,505	5,744	0.0	(a)

Pharmaceuticals
Roche Holding AG	964	252,210	4,340	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	2,418	246,728	643	0.0	(a)

Total Long Positions of Total Return Basket Swaps	5,871	808,199	8,295	0.0	(a)

Short Positions

Common Stocks
Marine
Kuehne + Nagel International AG (Registered)	(1,003)	(145,791)	(2,711)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	4,868	662,408	5,584	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019 - 11/15/2021	$4,118,527	$(12,680)	$(729)	$(13,409)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Capital Markets
Sole Realisation Co. plc* ‡	698	—	(634)	(0.0	)(a)

Containers & Packaging
RPC Group plc	261,905	2,699,421	11,579	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Industrial Conglomerates
Smiths Group plc	35,354	703,882	(8,346)	(0.0	)(a)

Insurance
Prudential plc	31,478	715,224	(15,279)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	329,435	4,118,527	(12,680)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019 - 9/16/2021	$42,518,594	$(164,364)	$(3,330)	$(167,694)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Air Freight & Logistics
XPO Logistics, Inc.*	7,500	510,600	15,375	0.0	(a)

Auto Components
Gentherm, Inc.*	10,500	444,780	(5,565)	(0.0	)(a)

Automobiles
Fiat Chrysler Automobiles NV	26,400	406,824	(28,248)	(0.0	)(a)

Banks
Regions Financial Corp.	29,000	450,370	8,120	0.0	(a)
Sterling Bancorp	20,900	447,678	24,453	0.0	(a)
Wells Fargo & Co.	7,900	382,439	6,557	0.0	(a)

	57,800	1,280,487	39,130	0.0	(a)

Biotechnology
Celgene Corp.*	8,644	818,241	7,780	0.0	(a)
Spark Therapeutics, Inc.*	3,200	341,408	(12,576)	(0.0	)(a)

	11,844	1,159,649	(4,796)	(0.0	)(a)

Building Products
Apogee Enterprises, Inc.	3,500	141,050	3,955	0.0	(a)
Masonite International Corp.*	7,600	391,324	2,204	0.0	(a)

	11,100	532,374	6,159	0.0	(a)

Capital Markets
MSCI, Inc.	2,000	450,760	8,060	0.0	(a)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	55,211	1,785,524	(27,053)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Commercial Services & Supplies — continued
KAR Auction Services, Inc.	11,900	672,112	(357)	(0.0	)(a)
LSC Communications, Inc.	37,372	261,230	(374)	(0.0	)(a)

	104,483	2,718,866	(27,784)	(0.0	)(a)

Communications Equipment
Finisar Corp.*	128,358	3,094,711	(25,672)	(0.0	)(a)
Quantenna Communications, Inc.*	39,826	969,763	2,788	0.0	(a)

	168,184	4,064,474	(22,884)	(0.0	)(a)

Construction & Engineering
Arcosa, Inc.	4,700	146,311	5,734	0.0	(a)
MasTec, Inc.*	8,300	420,395	(10,126)	(0.0	)(a)
Quanta Services, Inc.	10,400	422,240	6,136	0.0	(a)

	23,400	988,946	1,744	0.0	(a)

Consumer Finance
Navient Corp.	32,900	444,479	43,428	0.0	(a)
Santander Consumer USA Holdings, Inc.	18,400	392,840	(21,712)	(0.0	)(a)

	51,300	837,319	21,716	0.0	(a)

Diversified Consumer Services
Sotheby’s*	10,500	442,890	(18,900)	(0.0	)(a)

Diversified Financial Services
Voya Financial, Inc.	7,700	422,653	1,771	0.0	(a)

Electronic Equipment, Instruments & Components
Jabil, Inc.	14,500	438,045	(13,485)	(0.0	)(a)

Energy Equipment & Services
Basic Energy Services, Inc.*	2,131	5,370	(1,364)	(0.0	)(a)

Health Care Providers & Services
MEDNAX, Inc.*	14,200	397,174	28,542	0.0	(a)
WellCare Health Plans, Inc.*	10,189	2,632,328	61,745	0.0	(a)

	24,389	3,029,502	90,287	0.0	(a)

Hotels, Restaurants & Leisure
Starbucks Corp.	5,300	411,704	8,586	0.0	(a)

Household Durables
Meritage Homes Corp.*	8,300	424,545	14,691	0.0	(a)
Newell Brands, Inc.	25,000	359,500	(19,250)	(0.0	)(a)
TRI Pointe Group, Inc.*	29,000	378,450	(34,220)	(0.0	)(a)

	62,300	1,162,495	(38,779)	(0.0	)(a)

Household Products
Spectrum Brands Holdings, Inc.	7,000	430,990	(2,520)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	14,800	403,300	18,352	0.0	(a)

Insurance
Lincoln National Corp.	6,600	440,352	3,498	0.0	(a)
Stewart Information Services Corp.	13,923	591,867	(18,378)	(0.0	)(a)
Third Point Reinsurance Ltd.*	37,100	430,731	25,599	0.0	(a)

	57,623	1,462,950	10,719	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Internet & Direct Marketing Retail
Qurate Retail, Inc.*	23,700	404,085	6,399	0.0	(a)

IT Services
First Data Corp.*	121,781	3,149,257	90,118	0.0	(a)
LiveRamp Holdings, Inc.*	7,200	419,976	17,280	0.0	(a)
Luxoft Holding, Inc.*	23,846	1,393,083	(8,823)	(0.0	)(a)
Perficient, Inc.*	8,603	253,273	10,324	0.0	(a)
Travelport Worldwide Ltd.	146,593	2,298,578	(4,398)	(0.0	)(a)

	308,023	7,514,167	104,501	0.0	(a)

Leisure Products
Brunswick Corp.	12,200	624,762	(24,278)	(0.0	)(a)

Life Sciences Tools & Services
Pacific Biosciences of California, Inc.*	86,609	640,041	—	0.0	(a)
Waters Corp.*	1,600	341,663	(41,664)	(0.0	)(a)

	88,209	981,704	(41,664)	(0.0	)(a)

Machinery
Wabash National Corp.	14,759	222,566	1,771	0.0	(a)
WABCO Holdings, Inc.*	21,156	2,801,900	(11,847)	(0.0	)(a)

	35,915	3,024,466	(10,076)	(0.0	)(a)

Media
Gannett Co., Inc.	63,550	592,921	(31,139)	(0.0	)(a)
Sinclair Broadcast Group, Inc.	10,000	457,900	12,800	0.0	(a)

	73,550	1,050,821	(18,339)	(0.0	)(a)

Metals & Mining
Reliance Steel & Aluminum Co.	4,300	395,428	8,428	0.0	(a)
Worthington Industries, Inc.	10,600	425,378	(2,862)	(0.0	)(a)

	14,900	820,806	5,566	0.0	(a)

Multiline Retail
Nordstrom, Inc.	8,600	352,772	(24,424)	(0.0	)(a)

Oil, Gas & Consumable Fuels
QEP Resources, Inc.*	83,813	630,274	(42,745)	(0.0	)(a)
Roan Resources, Inc.*	8,500	48,195	10,540	0.0	(a)
Ship Finance International Ltd.	31,300	399,388	1,252	0.0	(a)
Southwestern Energy Co.*	84,400	333,380	(16,880)	(0.0	)(a)

	208,013	1,411,237	(47,833)	(0.0	)(a)

Paper & Forest Products
Louisiana-Pacific Corp.	15,900	398,295	5,247	0.0	(a)

Pharmaceuticals
Jazz Pharmaceuticals plc*	2,800	363,356	3,724	0.0	(a)
Pfizer, Inc.	9,200	373,612	11,316	0.0	(a)

	12,000	736,968	15,040	0.0	(a)

Professional Services
ManpowerGroup, Inc.	4,800	460,992	(4,800)	(0.0	)(a)
Navigant Consulting, Inc.	19,700	449,751	45,310	0.0	(a)
WageWorks, Inc.*	13,282	648,029	(4,415)	(0.0	)(a)

	37,782	1,558,772	36,095	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Real Estate Management & Development
Realogy Holdings Corp.	32,700	425,754	4,251	0.0	(a)

Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	6,700	577,071	41,808	0.0	(a)
Teradyne, Inc.	9,800	480,200	41,062	0.0	(a)
Versum Materials, Inc.	38,831	2,026,202	6,990	0.0	(a)

	55,331	3,083,473	89,860	0.0	(a)

Software
Oracle Corp.	7,300	403,909	5,913	0.0	(a)
Red Hat, Inc.*	15,009	2,739,593	8,855	0.0	(a)
Ultimate Software Group, Inc. (The)*	8,667	2,865,743	2,080	0.0	(a)

	30,976	6,009,245	16,848	0.0	(a)

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	144,324	8,154	0.0	(a)
Sleep Number Corp.*	8,000	278,400	(34,880)	(0.0	)(a)

	9,800	422,724	(26,726)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Electronics For Imaging, Inc.*	46,377	1,724,761	(14,841)	(0.0	)(a)
Hewlett Packard Enterprise Co.	25,000	395,250	(21,250)	(0.0	)(a)
Stratasys Ltd.*	25,100	583,575	(14,056)	(0.0	)(a)
Xerox Corp.	12,100	403,656	(14,520)	(0.0	)(a)

	108,577	3,107,242	(64,667)	(0.0	)(a)

Trading Companies & Distributors
Rush Enterprises, Inc.	9,300	394,413	(16,833)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	1,766,230	53,926,684	66,541	0.0	(a)

Short Positions

Common Stocks
Banks
Ameris Bancorp	(7,128)	(259,887)	(9,195)	(0.0	)(a)
BB&T Corp.	(28,910)	(1,480,192)	(53,484)	(0.0	)(a)

	(36,038)	(1,740,079)	(62,679)	(0.0	)(a)

Commercial Services & Supplies
Quad/Graphics, Inc.	(23,123)	(282,332)	9,943	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(22,434)	(893,770)	27,818	0.0	(a)

Energy Equipment & Services
Key Energy Services, Inc.*	(1,610)	(6,730)	(515)	(0.0	)(a)

Health Care Providers & Services
Centene Corp.*	(34,094)	(1,757,887)	(114,556)	(0.1)

Insurance
Fidelity National Financial, Inc.	(8,291)	(331,225)	(8,540)	(0.0	)(a)

IT Services
Fiserv, Inc.*	(36,530)	(3,186,877)	(79,635)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Chevron Corp.	(17,117)	(2,055,067)	(3,423)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Pharmaceuticals
Bristol-Myers Squibb Co.	(8,558)	(397,348)	(7,788)	(0.0	)(a)

Real Estate Management & Development
Jones Lang LaSalle, Inc.	(4,896)	(756,775)	8,470	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(192,691)	(11,408,090)	(230,905)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	1,573,539	42,518,594	(164,364)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio and pays or receives the net of one day CORRA and one month CDOR, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$—	$—	$111	$111

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$3,920,996	$(39,931)	$(103)	$(40,034)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Electric Utilities
EDP—Energias de Portugal SA*	513,195	1,947,403	(34,772)	(0.0	)(a)

Interactive Media & Services
Scout24 AG (b)	38,336	1,973,593	(5,159)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	551,531	3,920,996	(39,931)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019 - 4/6/2021	$244,526	$(23,031)	$(5,770)	$(28,801)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Metals & Mining
South32 Ltd.	244,151	576,641	(23,972)	(0.0	)(a)

Short Positions

Common Stocks
Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(326,934)	(332,115)	941	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(82,783)	244,526	(23,031)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
BA	1.98%
BBR	1.60%
BBSW	1.60%
CDOR	1.98%
CHF LIBOR	(0.79)%
CORRA	1.78%
EUR LIBOR	(0.41)%
EURIBOR	(0.37)%
GBP LIBOR	0.73%
JPY LIBOR	(0.11)%
USD LIBOR	2.48%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Summary of total swap contracts outstanding as of April 30, 2019:

	NET UPFRONT PAYMENTS (RECEIPTS)($)	VALUE($)
Assets
Total return basket swaps contracts outstanding	—	638,377

Liabilities
Total return basket swaps contracts outstanding	—	(846,746)

Abbreviations

AUD	— Australian Dollar
BA	— Banker’s Acceptance Rate
BBR	— Bank Base Rate
BBSW	— ASX Australia Bank Bill Short Term Rates
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
CHF	— Swiss Franc
CORRA	— Canadian Overnight Repo Rate Average
CVR	— Contingent Value Rights
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
JPY	— Japanese Yen
LIBID	— London Interbank Bid Rate
LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company

SCA	— Limited partnership with share capital
SGPS	— Holding company
USD	— United States Dollar

(a)	— Amounts rounds to less than 0.1% of net assets.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States.

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(1)	— Notional value represents market value, as of April 30, 2019,of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 68.8%

Aerospace & Defense — 0.2%

KeyW Holding Corp. (The)*	5,846	66,294

Banks — 3.3%

CIT Group, Inc.	3,400	181,118

Commonwealth Bank of Australia (Australia)	3,006	157,981

Fidelity Southern Corp.	1,117	32,516

Investors Bancorp, Inc.	13,700	160,975

Regions Financial Corp.	11,600	180,148

SunTrust Banks, Inc.	3,074	201,285

		914,023

Biotechnology — 1.4%

Spark Therapeutics, Inc.*	3,517	375,229

Building Products — 1.1%

Apogee Enterprises, Inc.	3,800	153,140

Masonite International Corp.*	3,200	164,768

		317,908

Capital Markets — 0.7%

E*TRADE Financial Corp.	3,600	182,376

Chemicals — 1.9%

DuluxGroup Ltd. (Australia)	24,201	166,375

Ecolab, Inc.	900	165,672

Element Solutions, Inc.*	16,500	179,190

		511,237

Commercial Services & Supplies — 0.6%

Multi-Color Corp.	3,087	154,041

Communications Equipment — 1.1%

InterDigital, Inc.	2,500	163,475

Quantenna Communications, Inc.*	5,686	138,454

		301,929

Construction & Engineering — 0.6%

Arcosa, Inc.	5,200	161,876

NRW Holdings Ltd. (Australia)	8,860	18,363

		180,239

Construction Materials — 0.6%

Eagle Materials, Inc.	1,900	172,729

Consumer Finance — 1.9%

Navient Corp.	26,600	359,366

SLM Corp.	15,300	155,448

		514,814

Containers & Packaging — 2.0%

Owens-Illinois, Inc.	9,700	191,672

RPC Group plc (United Kingdom)	35,462	365,502

		557,174

INVESTMENTS	SHARES	VALUE($)

Diversified Consumer Services — 0.9%

Navitas Ltd. (Australia)	18,142	73,999

Sotheby’s*	4,300	181,374

		255,373

Diversified Financial Services — 1.3%

AXA Equitable Holdings, Inc.	8,100	183,789

Jefferies Financial Group, Inc.	8,600	176,902

		360,691

Diversified Telecommunication Services — 0.8%

Zayo Group Holdings, Inc.*	6,900	215,901

Electric Utilities — 0.6%

Evergy, Inc.	2,800	161,896

Electrical Equipment — 0.6%

Eaton Corp. plc	2,000	165,640

Electronic Equipment, Instruments & Components — 0.7%

Jabil, Inc.	6,200	187,302

Energy Equipment & Services — 0.1%

Seadrill Ltd. (United Kingdom)*	2,400	19,512

Entertainment — 0.6%

Madison Square Garden Co. (The), Class A*	500	156,220

Food & Staples Retailing — 0.2%

Smart & Final Stores, Inc.*	9,088	59,345

Food Products — 1.2%

GrainCorp Ltd., Class A (Australia)	15,161	96,147

Ingredion, Inc.	1,700	161,075

Wessanen (Netherlands)	6,293	81,593

		338,815

Health Care Equipment & Supplies — 0.8%

Danaher Corp.	1,600	211,904

Health Care Providers & Services — 1.4%

Magellan Health, Inc.*	2,300	161,000

MEDNAX, Inc.*	6,000	167,820

Sigma Healthcare Ltd. (Australia)	133,180	49,256

		378,076

Hotels, Restaurants & Leisure — 4.5%

Caesars Entertainment Corp.*	17,900	167,544

Cracker Barrel Old Country Store, Inc.	1,100	185,614

Hyatt Hotels Corp., Class A	2,300	176,479

International Speedway Corp., Class A	2,520	111,182

Jack in the Box, Inc.	3,700	285,270

Papa John’s International, Inc. (a)	2,900	148,364

Starbucks Corp.	2,200	170,896

		1,245,349

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Household Durables — 1.7%

Electrolux AB, Series B (Sweden)	6,237	152,859

Installed Building Products, Inc.*	3,300	158,499

TRI Pointe Group, Inc.*	12,400	161,820

		473,178

Industrial Conglomerates — 0.6%

Smiths Group plc (United Kingdom)	8,763	174,467

Insurance — 1.7%

Lincoln National Corp.	2,800	186,816

Navigators Group, Inc. (The)	1,211	84,697

Stewart Information Services Corp.	100	4,251

Third Point Reinsurance Ltd. (Bermuda)*	15,500	179,955

		455,719

Interactive Media & Services — 1.5%

Cars.com, Inc.*	6,500	135,265

Scout24 AG (Germany) (b)	5,218	268,630

		403,895

Internet & Direct Marketing Retail — 0.6%

eBay, Inc.	4,400	170,500

IT Services — 5.7%

First Data Corp., Class A*	18,596	480,893

Luxoft Holding, Inc.*	3,069	179,291

Perficient, Inc.*	4,400	129,536

Travelport Worldwide Ltd.	21,911	343,564

Worldpay, Inc., Class A*	3,710	434,849

		1,568,133

Life Sciences Tools & Services — 0.3%

Pacific Biosciences of California, Inc.*	11,156	82,443

Machinery — 2.5%

Global Brass & Copper Holdings, Inc.	1,354	58,750

Tennant Co.	2,400	159,312

Wabash National Corp.	5,200	78,416

WABCO Holdings, Inc.*	3,054	404,472

		700,950

Media — 2.2%

Sinclair Broadcast Group, Inc., Class A	4,200	192,318

Tribune Media Co., Class A	9,089	419,912

		612,230

Multiline Retail — 0.5%

Nordstrom, Inc.	3,600	147,672

Multi-Utilities — 0.7%

Innogy SE (Germany)*	4,786	207,741

INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — 4.7%

Anadarko Petroleum Corp.	6,553	477,386

Gulfport Energy Corp.*	38,700	253,485

Kosmos Energy Ltd. (Ghana)	27,200	181,968

PDC Energy, Inc.*	4,100	178,309

Peabody Energy Corp.	3,800	109,326

QEP Resources, Inc.*	10,861	81,675

		1,282,149

Paper & Forest Products — 0.6%

Louisiana-Pacific Corp.	6,700	167,835

Pharmaceuticals — 1.5%

Jazz Pharmaceuticals plc*	1,200	155,724

Mallinckrodt plc*	7,500	115,950

Pacira BioSciences, Inc.*	3,400	135,388

		407,062

Professional Services — 2.4%

ManpowerGroup, Inc.	2,000	192,080

Navigant Consulting, Inc.	8,300	189,489

Nielsen Holdings plc	6,600	168,498

WageWorks, Inc.*	2,111	102,996

		653,063

Real Estate Management & Development — 0.6%

Realogy Holdings Corp.	13,800	179,676

Road & Rail — 0.6%

Genesee & Wyoming, Inc., Class A*	1,900	168,435

Semiconductors & Semiconductor Equipment — 3.5%

Mellanox Technologies Ltd.*	840	101,052

QUALCOMM, Inc.	2,800	241,164

Teradyne, Inc.	4,100	200,900

Versum Materials, Inc.	7,919	413,213

		956,329

Software — 4.2%

Nuance Communications, Inc.*	10,000	168,300

Oracle Corp.	3,100	171,523

Red Hat, Inc.*	2,284	416,899

Ultimate Software Group, Inc. (The)*	1,176	388,845

		1,145,567

Specialty Retail — 1.8%

Asbury Automotive Group, Inc.*	2,300	184,414

Gap, Inc. (The)	6,300	164,304

Michaels Cos., Inc. (The)*	13,400	150,616

		499,334

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — 0.6%

VF Corp.	1,700	160,497

Trading Companies & Distributors — 1.2%

HD Supply Holdings, Inc.*	3,800	173,622

WESCO International, Inc.*	2,800	160,272

		333,894

Total Common Stocks (Cost $18,135,398)		18,954,786

	PRINCIPAL AMOUNT($)
Foreign Government Securities — 1.0%

Japan Government Two Year Bond (Japan) 0.10%, 7/15/2019 (Cost $273,940)	JPY 30,900,000	277,541

	SHARES
Short-Term Investments — 30.2%

Investment Companies — 14.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.54% (c)(d) (Cost $3,854,360)	3,853,204	3,854,360

	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 16.2%
U.S. Treasury Bills
2.45%, 6/20/2019 (e)	1,000,000	996,694
2.52%, 7/18/2019 (e)	1,000,000	994,859
2.52%, 1/30/2020 (e)	1,500,000	1,473,485
2.39%, 3/26/2020 (e)	1,000,000	978,894

Total U.S. Treasury Obligations (Cost $4,441,820)		4,443,932

Total Short-Term Investments (Cost $8,296,180)		8,298,292

INVESTMENTS	SHARES	VALUE($)
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d) (Cost $148,400)	148,400	148,400

Total Investments — 100.5% (Cost $26,853,918)		27,679,019

Liabilities in Excess of Other Assets — (0.5%)		(132,326)

Net Assets — 100.0%		27,546,693

Percentages indicated are based on net assets.

Abbreviations
JPY	— Japanese Yen

(a)	— The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $143,248.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of April 30, 2019.
(e)	— The rate shown is the effective yield as of April 30, 2019.
*	— Non-income producing security.

Forward foreign currency exchange contracts outstanding as of April 30, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)

USD	181,861	AUD	253,702	Citibank, NA	5/10/2019	2,980

USD	573,483	AUD	806,693	TD Bank Financial Group	5/10/2019	4,697

USD	143,792	CAD	191,162	Merrill Lynch International	5/10/2019	1,071

USD	368,609	CHF	367,498	TD Bank Financial Group	5/10/2019	7,661

USD	723,763	EUR	642,448	BNP Paribas	5/10/2019	2,688

USD	542,684	GBP	414,941	Standard Chartered Bank	5/10/2019	1,366

USD	132,557	SEK	1,227,975	Merrill Lynch International	5/10/2019	3,171

USD	281,812	JPY	30,900,000	State Street Corp.	7/16/2019	2,698

Total unrealized appreciation						26,332

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)

CAD	185,904	USD	139,152	BNP Paribas	5/10/2019	(356)

CAD	5,258	USD	3,932	Merrill Lynch International	5/10/2019	(7)

CHF	55,373	USD	54,845	Citibank, NA	5/10/2019	(460)

CHF	312,125	USD	312,420	State Street Corp.	5/10/2019	(5,857)

EUR	169,552	USD	191,726	BNP Paribas	5/10/2019	(1,423)

Total unrealized depreciation						(8,103)

Net unrealized appreciation						18,229

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro

GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Over–the–Counter (“OTC”) Total Return Basket Swaps Outstanding at April 30, 2019
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/31/2019 - 5/29/2020	$235,919	$7,280	$2,378	$9,658

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Insurance
Prudential plc	5,790	131,557	7,094	0.0	(a)

Pharmaceuticals
BTG plc*	9,579	104,362	186	0.0	(a)

Total Long Positions of Total Return Basket Swaps	15,369	235,919	7,280	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/10/2020	$7,082,402	$16,530	$(1,405)	$15,125

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Air Freight & Logistics
XPO Logistics, Inc.*	3,200	217,856	22,016	0.1

Auto Components
Gentherm, Inc.*	4,400	186,384	8,492	0.0	(a)

Automobiles
Fiat Chrysler Automobiles NV	7,000	107,870	(2,030)	(0.0	)(a)

Banks
BankUnited, Inc.	4,900	179,242	7,301	0.0	(a)
Citigroup, Inc.	2,700	190,890	13,986	0.1
Comerica, Inc.	2,200	172,898	2,464	0.0	(a)
Popular, Inc.	3,100	178,901	14,446	0.1
Sterling Bancorp	8,800	188,496	13,552	0.0	(a)
Wells Fargo & Co.	3,300	159,753	2,046	0.0	(a)

	25,000	1,070,180	53,795	0.2

Building Products
Armstrong World Industries, Inc.	2,100	182,007	4,956	0.0	(a)

Capital Markets
BrightSphere Investment Group plc	12,400	181,784	4,216	0.0	(a)
MSCI, Inc.	800	180,304	8,616	0.1

	13,200	362,088	12,832	0.1

Chemicals
Celanese Corp.	1,700	183,413	10,336	0.0	(a)
Chemours Co. (The)	4,500	162,045	(11,565)	(0.0	)(a)

	6,200	345,458	(1,229)	(0.0	)(a)

Commercial Services & Supplies
Deluxe Corp.	3,800	169,936	(5,282)	(0.0	)(a)
KAR Auction Services, Inc.	2,900	163,792	11,774	0.0	(a)

	6,700	333,728	6,492	0.0	(a)

Construction & Engineering
MasTec, Inc.*	3,500	177,275	735	0.0	(a)
Quanta Services, Inc.	4,400	178,640	5,632	0.0	(a)

	7,900	355,915	6,367	0.0	(a)

Consumer Finance
Santander Consumer USA Holdings, Inc.	7,800	166,530	(5,616)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Electronic Equipment, Instruments & Components
Avnet, Inc.	3,800	184,718	8,740	0.0	(a)
Benchmark Electronics, Inc.	6,200	167,586	(10,788)	(0.0	)(a)

	10,000	352,304	(2,048)	(0.0	)(a)

Energy Equipment & Services
US Silica Holdings, Inc.	9,700	153,454	(16,393)	(0.0	)(a)

Hotels, Restaurants & Leisure
Brinker International, Inc.	3,600	153,972	(1,224)	(0.0	)(a)

Household Durables
Meritage Homes Corp.*	3,500	179,025	9,205	0.0	(a)
Newell Brands, Inc.	10,600	152,428	(11,660)	(0.0	)(a)

	14,100	331,453	(2,455)	(0.0	)(a)

Household Products
Spectrum Brands Holdings, Inc.	2,900	178,553	11,020	0.0	(a)

Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	6,200	168,950	8,370	0.0	(a)

Internet & Direct Marketing Retail
Booking Holdings, Inc.*	100	185,499	4,899	0.0	(a)
Qurate Retail, Inc.*	10,000	170,500	(400)	(0.0	)(a)

	10,100	355,999	4,499	0.0	(a)

IT Services
LiveRamp Holdings, Inc.*	3,000	174,990	7,680	0.0	(a)

Leisure Products
Brunswick Corp.	2,500	128,025	(2,175)	(0.0	)(a)

Life Sciences Tools & Services
Waters Corp.*	700	149,478	(25,998)	(0.1)

Machinery
Trinity Industries, Inc.	7,500	161,700	(9,000)	(0.0	)(a)

Metals & Mining
Reliance Steel & Aluminum Co.	1,800	165,528	1,080	0.0	(a)
Worthington Industries, Inc.	4,500	180,585	3,285	0.0	(a)

	6,300	346,113	4,365	0.0	(a)

Oil, Gas & Consumable Fuels
Delek US Holdings, Inc.	4,400	163,064	(3,520)	(0.0	)(a)
Devon Energy Corp.	5,100	163,914	3,774	0.0	(a)
Ship Finance International Ltd.	13,200	168,432	(396)	(0.0	)(a)
Southwestern Energy Co.*	35,700	141,015	(27,846)	(0.1)

	58,400	636,425	(27,988)	(0.1)

Pharmaceuticals
Pfizer, Inc.	3,900	158,379	(8,268)	(0.0	)(a)

Road & Rail
CSX Corp.	2,200	175,186	10,032	0.0	(a)

Software
MicroStrategy, Inc.*	1,100	164,670	2,156	0.0	(a)

Specialty Retail
Group 1 Automotive, Inc.	2,600	203,606	23,062	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Specialty Retail — continued
Sleep Number Corp.*	3,400	118,320	(47,804)	(0.2)

	6,000	321,926	(24,742)	(0.1)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.*	2,800	188,748	11,536	0.0	(a)
Hewlett Packard Enterprise Co.	10,900	172,329	(5,014)	(0.0	)(a)
Stratasys Ltd.*	6,600	153,450	(8,316)	(0.0	)(a)
Xerox Corp.	5,100	170,136	(2,448)	(0.0	)(a)

	25,400	684,663	(4,242)	(0.0	)(a)

Trading Companies & Distributors
MRC Global, Inc.*	9,400	162,902	(10,152)	(0.0	)(a)
Rush Enterprises, Inc.	3,900	165,399	(3,276)	(0.0	)(a)

	13,300	328,301	(13,428)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	270,400	8,452,557	16,236	0.1

Short Positions

Common Stocks
Banks
Ameris Bancorp	(884)	(32,231)	(1,211)	(0.0	)(a)
BB&T Corp.	(3,940)	(201,728)	(12,175)	(0.1)

	(4,824)	(233,959)	(13,386)	(0.1)

Health Care Providers & Services
Centene Corp.*	(4,915)	(253,417)	28,163	0.1

IT Services
Fidelity National Information Services, Inc.	(3,411)	(395,437)	(12,109)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Chevron Corp.	(2,510)	(301,351)	(1,332)	(0.0	)(a)

Pharmaceuticals
Bristol-Myers Squibb Co.	(1,782)	(82,738)	(962)	(0.0	)(a)

Real Estate Management & Development
Jones Lang LaSalle, Inc.	(668)	(103,253)	(80)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(18,110)	(1,370,155)	294	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	252,290	7,082,402	16,530	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BA on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/26/2019	$29,062	$(1,257)	$(34)	$(1,291)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Metals & Mining
Sandstorm Gold Ltd.*	5,400	29,062	(1,257)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	2/10/2020	$142,333	$(14,957)	$(74)	$(15,031)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Metals & Mining
South32 Ltd.	60,264	142,333	(14,957)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	6/1/2028 – 4/18/2029	$1,434,473	$(47,976)	$21,751	$(26,225)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Biotechnology
Celgene Corp.*	1,800	170,388	594	0.0	(a)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	8,168	264,153	573	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Commercial Services & Supplies — continued
LSC Communications, Inc.	4,814	33,650	337	0.0	(a)

	12,982	297,803	910	0.0	(a)

Communications Equipment
Finisar Corp.*	19,019	458,548	(1,141)	(0.0	)(a)

Diversified Financial Services
Voya Financial, Inc.	3,300	181,137	6,996	0.0	(a)

Energy Equipment & Services
Basic Energy Services, Inc.*	822	2,071	(715)	(0.0	)(a)

Health Care Providers & Services
WellCare Health Plans, Inc.*	1,469	379,516	(37,856)	(0.2)

Insurance
Stewart Information Services Corp.	1,884	80,089	(2,656)	(0.0	)(a)

Media
Gannett Co., Inc.	8,506	79,361	(7,315)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Roan Resources, Inc.*	9,600	54,432	(288)	(0.0	)(a)

Real Estate Management & Development
HFF, Inc.	4,490	213,679	628	0.0	(a)

Technology Hardware, Storage & Peripherals
Electronics For Imaging, Inc.*	6,861	255,161	(4,170)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	70,733	2,172,185	(45,013)	(0.2)

Short Positions

Common Stocks
Commercial Services & Supplies
Quad/Graphics, Inc.	(2,978)	(36,361)	417	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(4,176)	(166,372)	1,420	0.0	(a)

Energy Equipment & Services
Key Energy Services, Inc.*	(596)	(2,491)	(161)	(0.0	)(a)

Insurance
Fidelity National Financial, Inc.	(1,148)	(45,863)	(1,906)	(0.0	)(a)

IT Services
Fiserv, Inc.*	(5,578)	(486,625)	(2,733)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(14,476)	(737,712)	(2,963)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	56,257	1,434,473	(47,976)	(0.2)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio and pays or receives the net of one day SONIA and one month LIBOR, plus or minus a specified spread (rates range from (0.25)% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/2/2029	$—	$—	$(4,895)	$(4,895)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA on long positions respectively, plus or minus a specified spread of 0.30%, which is denominated in EUR based on the local currencies of the positions within the swaps.	5/17/2028	$252,220	$(6,465)	$8	$(6,457)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Electric Utilities
EDP — Energias de Portugal SA*	66,467	252,220	(6,465)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio and pays or receives the net of one month CDOR, plus or minus a specified spread of 0.25%, which is denominated in CAD based on the local currencies of the positions within the swaps.	1/17/2029	$—	$—	$(18,523)	$(18,523)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	5/3/2028 – 12/21/2028	$252,603	$4,362	$(2,952)	$1,410

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Health Care Providers & Services
Healthscope Ltd.	170,236	294,123	1,336	0.0	(a)

Short Positions

Common Stocks
Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(40,872)	(41,520)	3,026	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	129,364	252,603	4,362	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
BA	1.98%
BBR	1.60%
CDOR	1.98%
EONIA	(0.36)%
FEDEF	2.45%
GBP LIBOR	0.73%
OIS-RBA	1.50%
SONIA	0.71%
USD LIBOR	2.48%

Summary of total swap contracts outstanding as of January 31, 2019:

	NET UPFRONT PAYMENTS (RECEIPTS)($)	VALUE($)
Assets
Total return basket swaps contracts outstanding	—	26,193

Liabilities
Total return basket swaps contracts outstanding	—	(72,422)

Abbreviations

AUD	— Australian Dollar
BA	— Banker’s Acceptance Rate
BBR	— Bank Base Rate
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
EONIA	— Euro Over Night Index Average
EUR	— Euro
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
GBP	— British Pound
LIBOR	— London Interbank Offered Rate

OIS-RBA	— Overnight Indexed Swap-Reserve Bank of Australia
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

(1)	— Notional value represents market value, as of April 30, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(a)	— Amount rounds to less than 0.1% of net assets.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 65.7%

Airlines — 0.8%

Alaska Air Group, Inc.	1,458	90,250

United Continental Holdings, Inc.*	1,014	90,104

		180,354

Auto Components — 0.4%

Gentex Corp.	3,891	89,610

Banks — 0.7%

OFG Bancorp (Puerto Rico)	4,292	86,613

Popular, Inc. (Puerto Rico)	1,434	82,756

		169,369

Beverages — 0.7%

Coca-Cola European Partners plc (United Kingdom)	1,478	79,206

Molson Coors Brewing Co., Class B	1,321	84,795

		164,001

Building Products — 0.4%

Continental Building Products, Inc.*	3,325	85,286

Chemicals — 1.3%

CF Industries Holdings, Inc.	1,778	79,619

Eastman Chemical Co.	1,008	79,511

Huntsman Corp.	3,412	75,883

Kraton Corp.*	2,163	70,989

		306,002

Commercial Services & Supplies — 2.5%

ABM Industries, Inc.	2,254	85,584

Brady Corp., Class A	1,747	85,236

Deluxe Corp.	1,894	84,700

Herman Miller, Inc.	2,341	90,878

KAR Auction Services, Inc.	1,460	82,461

Steelcase, Inc., Class A	4,749	82,110

Tetra Tech, Inc.	1,348	87,242

		598,211

Communications Equipment — 1.4%

Cisco Systems, Inc.	1,371	76,707

Juniper Networks, Inc.	3,131	86,948

NetScout Systems, Inc.*	2,887	84,878

Plantronics, Inc.	1,640	84,427

		332,960

Consumer Finance — 0.7%

Ally Financial, Inc.	2,960	87,942

Santander Consumer USA Holdings, Inc.	3,544	75,664

		163,606

INVESTMENTS	SHARES	VALUE($)

Containers & Packaging — 0.3%

Sonoco Products Co.	1,263	79,645

Distributors — 0.3%

Core-Mark Holding Co., Inc.	2,110	76,698

Diversified Consumer Services — 0.7%

Adtalem Global Education, Inc.*	1,599	78,863

H&R Block, Inc.	3,236	88,051

		166,914

Diversified Telecommunication Services — 0.3%

Verizon Communications, Inc.	1,296	74,118

Electric Utilities — 1.0%

Exelon Corp.	1,551	79,023

IDACORP, Inc.	780	77,236

OGE Energy Corp.	1,800	76,212

		232,471

Electrical Equipment — 2.0%

Atkore International Group, Inc.*	3,314	82,055

Eaton Corp. plc	1,019	84,394

EnerSys	1,233	85,311

Generac Holdings, Inc.*	1,398	76,876

nVent Electric plc	2,751	76,890

Regal Beloit Corp.	921	78,359

		483,885

Electronic Equipment, Instruments & Components — 2.4%

CDW Corp.	843	89,021

Dolby Laboratories, Inc., Class A	1,378	89,143

Fabrinet (Thailand)*	1,284	77,708

FLIR Systems, Inc.	1,524	80,680

Insight Enterprises, Inc.*	1,414	80,004

Tech Data Corp.*	722	76,972

Zebra Technologies Corp., Class A*	376	79,389

		572,917

Energy Equipment & Services — 0.2%

ProPetro Holding Corp.*	2,611	57,781

Entertainment — 0.7%

Marcus Corp. (The)	1,974	74,262

Viacom, Inc., Class B	2,970	85,863

		160,125

Food & Staples Retailing — 1.1%

Sysco Corp.	1,269	89,300

Walgreens Boots Alliance, Inc.	1,456	77,998

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Food & Staples Retailing — continued

Walmart, Inc.	816	83,917

		251,215

Food Products — 2.1%

B&G Foods, Inc.	3,194	83,044

Cal-Maine Foods, Inc.	1,837	75,519

Hershey Co. (The)	734	91,640

Ingredion, Inc.	899	85,180

Lancaster Colony Corp.	499	74,206

TreeHouse Foods, Inc.*	1,228	82,252

		491,841

Health Care Equipment & Supplies — 2.0%

Atrion Corp.	100	88,000

Baxter International, Inc.	997	76,071

Danaher Corp.	600	79,464

Hill-Rom Holdings, Inc.	764	77,485

Integer Holdings Corp.*	1,119	77,312

STERIS plc	646	84,613

		482,945

Health Care Providers & Services — 2.0%

Chemed Corp.	253	82,675

Encompass Health Corp.	1,335	86,041

Ensign Group, Inc. (The)	1,514	78,001

Humana, Inc.	299	76,368

Premier, Inc., Class A*	2,377	78,988

UnitedHealth Group, Inc.	336	78,311

		480,384

Hotels, Restaurants & Leisure — 1.0%

Brinker International, Inc.	1,761	75,318

Dine Brands Global, Inc.	848	75,184

Wyndham Destinations, Inc.	1,967	85,682

		236,184

Household Durables — 0.8%

Helen of Troy Ltd.*	683	98,352

PulteGroup, Inc.	2,871	90,322

		188,674

Household Products — 1.1%

Church & Dwight Co., Inc.	1,143	85,668

Kimberly-Clark Corp.	639	82,035

Procter & Gamble Co. (The)	763	81,244

		248,947

INVESTMENTS	SHARES	VALUE($)

Independent Power and Renewable Electricity Producers — 1.0%

AES Corp.	4,269	73,085

Clearway Energy, Inc., Class C	5,665	89,903

NRG Energy, Inc.	1,874	77,153

		240,141

Insurance — 1.4%

Aflac, Inc.	1,678	84,538

American Equity Investment Life Holding Co.	2,897	85,201

Athene Holding Ltd., Class A*	1,880	84,901

Universal Insurance Holdings, Inc.	2,545	75,815

		330,455

Interactive Media & Services — 0.4%

TripAdvisor, Inc.*	1,544	82,187

IT Services — 4.9%

Accenture plc, Class A	432	78,914

Akamai Technologies, Inc.*	1,137	91,028

Automatic Data Processing, Inc.	503	82,688

Broadridge Financial Solutions, Inc.	669	79,029

CACI International, Inc., Class A*	440	85,774

Cognizant Technology Solutions Corp., Class A	1,090	79,526

CSG Systems International, Inc.	1,931	86,219

Euronet Worldwide, Inc.*	564	84,538

EVERTEC, Inc. (Puerto Rico)	2,555	79,997

ManTech International Corp., Class A	1,373	85,112

Mastercard, Inc., Class A	337	85,679

MAXIMUS, Inc.	1,087	80,058

Total System Services, Inc.	864	88,335

Visa, Inc., Class A	506	83,202

		1,170,099

Life Sciences Tools & Services — 1.3%

Agilent Technologies, Inc.	1,023	80,305

Charles River Laboratories International, Inc.*	570	80,068

ICON plc (Ireland)*	550	75,119

Medpace Holdings, Inc.*	1,363	76,560

		312,052

Machinery — 2.0%

AGCO Corp.	1,158	81,963

Allison Transmission Holdings, Inc.	1,634	76,569

Cummins, Inc.	468	77,824

Hillenbrand, Inc.	1,786	76,834

ITT, Inc.	1,382	83,680

Watts Water Technologies, Inc., Class A	913	78,144

		475,014

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Media — 2.4%

AMC Networks, Inc., Class A*	1,379	80,547

Discovery, Inc., Class A*	2,742	84,728

Gray Television, Inc.*	3,576	83,786

John Wiley & Sons, Inc., Class A	1,715	79,199

Omnicom Group, Inc.	972	77,789

Sinclair Broadcast Group, Inc., Class A	1,753	80,270

TEGNA, Inc.	5,571	88,690

		575,009

Metals & Mining — 1.0%

Schnitzer Steel Industries, Inc., Class A	3,379	80,150

Steel Dynamics, Inc.	2,278	72,167

Warrior Met Coal, Inc.	2,739	84,909

		237,226

Multiline Retail — 1.0%

Kohl’s Corp.	1,141	81,125

Nordstrom, Inc.	1,797	73,713

Target Corp.	904	69,988

		224,826

Multi-Utilities — 0.3%

NorthWestern Corp.	1,102	76,975

Oil, Gas & Consumable Fuels — 2.4%

Cabot Oil & Gas Corp.	2,402	62,188

ConocoPhillips	957	60,406

CONSOL Energy, Inc.*	1,836	62,241

CVR Energy, Inc.	1,499	68,369

HollyFrontier Corp.	1,392	66,440

Kinder Morgan, Inc.	3,121	62,014

Peabody Energy Corp.	2,132	61,338

Phillips 66	647	60,993

Renewable Energy Group, Inc.*	2,728	65,799

		569,788

Paper & Forest Products — 1.0%

Domtar Corp.	1,765	86,309

Louisiana-Pacific Corp.	3,024	75,751

Verso Corp., Class A*	3,494	77,986

		240,046

Personal Products — 0.9%

Herbalife Nutrition Ltd.*	1,339	70,766

Medifast, Inc.	506	74,225

USANA Health Sciences, Inc.*	907	75,698

		220,689

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — 1.7%

Horizon Pharma plc*	2,946	75,211

Jazz Pharmaceuticals plc*	618	80,198

Johnson & Johnson	618	87,262

Pfizer, Inc.	2,032	82,519

Taro Pharmaceutical Industries Ltd.	732	78,624

		403,814

Professional Services — 1.4%

FTI Consulting, Inc.*	1,038	88,209

Korn Ferry	1,641	77,160

Navigant Consulting, Inc.	4,096	93,512

Robert Half International, Inc.	1,249	77,550

		336,431

Road & Rail — 0.7%

ArcBest Corp.	2,513	76,797

CSX Corp.	1,103	87,832

		164,629

Semiconductors & Semiconductor Equipment — 3.3%

Cabot Microelectronics Corp.	606	76,508

Diodes, Inc.*	2,237	81,472

Intel Corp.	1,322	67,475

KLA-Tencor Corp.	655	83,499

Kulicke & Soffa Industries, Inc. (Singapore)	3,179	73,975

Lam Research Corp.	440	91,269

MKS Instruments, Inc.	760	69,168

ON Semiconductor Corp.*	3,373	77,781

Qorvo, Inc.*	1,006	76,064

Xperi Corp.	3,504	87,074

		784,285

Software — 2.3%

Check Point Software Technologies Ltd. (Israel)*	624	75,354

Citrix Systems, Inc.	821	82,888

Intuit, Inc.	294	73,812

LogMeIn, Inc.	894	73,665

Microsoft Corp.	667	87,110

Oracle Corp.	1,533	84,821

Progress Software Corp.	1,693	77,218

		554,868

Specialty Retail — 4.4%

Abercrombie & Fitch Co., Class A	3,166	94,632

American Eagle Outfitters, Inc.	3,671	87,296

Best Buy Co., Inc.	1,100	81,851

Designer Brands, Inc.	3,583	79,722

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Specialty Retail — continued

Dick’s Sporting Goods, Inc.	2,202	81,474

Foot Locker, Inc.	1,350	77,234

Genesco, Inc.*	1,826	81,823

Office Depot, Inc.	32,225	77,340

Rent-A-Center, Inc.*	3,252	81,072

Shoe Carnival, Inc.	2,081	74,208

Signet Jewelers Ltd.	3,363	77,954

Williams-Sonoma, Inc.	1,210	69,176

Zumiez, Inc.*	2,938	78,239

		1,042,021

Technology Hardware, Storage & Peripherals — 1.0%

Apple, Inc.	376	75,452

HP, Inc.	4,109	81,975

NetApp, Inc.	1,039	75,691

		233,118

Textiles, Apparel & Luxury Goods — 2.0%

Columbia Sportswear Co.	764	76,377

Deckers Outdoor Corp.*	548	86,699

Fossil Group, Inc.*	5,512	72,042

Movado Group, Inc.	2,434	86,772

Oxford Industries, Inc.	1,050	87,213

Ralph Lauren Corp.	581	76,448

		485,551

Thrifts & Mortgage Finance — 0.7%

New York Community Bancorp, Inc.	7,004	81,457

Radian Group, Inc.	3,834	89,792

		171,249

Trading Companies & Distributors — 0.7%

HD Supply Holdings, Inc.*	1,982	90,558

WW Grainger, Inc.	265	74,730

		165,288

Wireless Telecommunication Services — 0.6%

Shenandoah Telecommunications Co.	1,672	69,104

United States Cellular Corp.*	1,658	79,750

		148,854

Total Common Stocks (Cost $14,757,932)		15,618,758

	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 1.0%

Japan Government Two Year Bond (Japan) 0.10%, 7/15/2019 (Cost $232,273)	JPY 26,200,000	235,326

	SHARES
Short-Term Investments — 33.1%

Investment Companies — 24.8%

JPMorgan Prime Money Market Fund Class IM Shares, 2.54% (a) (b) (Cost $5,894,953)	5,893,185	5,894,953

	PRINCIPAL AMOUNT($)

U.S. Treasury Obligations — 8.3%

U.S. Treasury Bills 2.38%, 7/18/2019 (c) (Cost $1,989,914)	2,000,000	1,989,719

Total Short-Term Investments (Cost $7,884,867)		7,884,672

Total Investments — 99.8% (Cost $22,875,072)		23,738,756

Other Assets Less Liabilities — 0.2%		52,824

NET ASSETS — 100.0%		23,791,580

Percentages indicated are based on net assets.

Abbreviations

JPY	— Japanese Yen

(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	— The rate shown is the current yield as of April 30, 2019.
(c)	— The rate shown is the effective yield as of April 30, 2019.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

CAC 40 10 Euro Index	2	05/2019	EUR	124,554	1,872

Hang Seng Index	1	05/2019	HKD	188,156	978

IBEX 35 Index	1	05/2019	EUR	107,355	1,310

EURO STOXX 50 Index	2	06/2019	EUR	77,549	1,415

FTSE 100 Index	1	06/2019	GBP	96,241	(486)

FTSE MIB Index	1	06/2019	EUR	120,400	366

S&P 500 E-Mini Index	2	06/2019	USD	294,950	8,246

SPI 200 Index	4	06/2019	AUD	444,753	7,331

					21,032

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

HKD	— Hong Kong Dollar
IBEX	— International Business Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
USD	— United States Dollar

Forward foreign currency exchange contracts outstanding as of April 30, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)

JPY	1,993,327	USD	17,836	Goldman Sachs International	5/10/2019	70

USD	120,169	EUR	106,110	TD Bank Financial Group	5/10/2019	1,073

USD	238,948	JPY	26,200,000	State Street Corp.	7/16/2019	2,288

Total unrealized appreciation						3,431

EUR	131,312	USD	148,978	Barclays Bank plc	5/10/2019	(1,596)

JPY	17,148,618	USD	154,557	Merrill Lynch International	5/10/2019	(509)

USD	171,459	JPY	19,141,945	Standard Chartered Bank	5/10/2019	(494)

Total unrealized depreciation						(2,599)

Net unrealized appreciation						832

Abbreviations

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at April 30, 2019
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20% ), which is denominated in GBP based on the local currencies of the positions within the swaps.	7/31/2019 – 4/30/2020	$1,054,875	$(42,034)	$7,108	$(34,926)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	2,688	19,127	1,174	0.0	(a)

Air Freight & Logistics
Royal Mail plc	13,908	45,891	(30)	(0.0	)(a)

Capital Markets
3i Group plc	6,204	86,809	3,368	0.0	(a)

Distributors
Inchcape plc	6,911	55,484	2,831	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	9,946	57,419	(9,836)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	6,905	84,869	(422)	(0.0	)(a)

Food & Staples Retailing
J Sainsbury plc	10,097	29,334	(429)	(0.0	)(a)

Food Products
Greencore Group plc	30,797	92,366	7,720	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	1,352	71,676	3,203	0.0	(a)

Household Durables
Barratt Developments plc	9,900	77,882	(110)	(0.0	)(a)
Berkeley Group Holdings plc	1,575	77,264	1,411	0.0	(a)
Bovis Homes Group plc	4,818	69,855	2,645	0.0	(a)
Redrow plc	9,568	77,015	680	0.0	(a)
Taylor Wimpey plc	33,503	79,429	(352)	(0.0	)(a)

	59,364	381,445	4,274	0.0	(a)

Independent Power and Renewable Electricity Producers
Drax Group plc	15,961	71,087	(6,851)	(0.0	)(a)

Machinery
Vesuvius plc	622	5,018	76	0.0	(a)

Media
Pearson plc	7,366	79,795	842	0.0	(a)

Metals & Mining
Anglo American plc	3,118	80,911	(9,538)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Metals & Mining — continued
BHP Group plc	3,320	78,367	(5,756)	(0.0	)(a)
Rio Tinto plc	1,291	75,316	(4,842)	(0.0	)(a)

	7,729	234,594	(20,136)	(0.1)

Multi-Utilities
Centrica plc	56,912	79,117	(2,247)	(0.0	)(a)

Personal Products
Unilever plc	1,375	83,346	4,534	0.0	(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	803	18,530	(208)	(0.0	)(a)

Professional Services
Experian plc	2,704	78,711	2	0.0	(a)

Software
Avast plc* (b)	20,183	79,904	1,904	0.0	(a)
Micro Focus International plc	2,449	62,080	(12,701)	(0.0	)(a)

	22,632	141,984	(10,797)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Burberry Group plc	3,145	82,893	3,430	0.0	(a)

Tobacco
Imperial Brands plc	2,337	74,359	(3,253)	(0.0	)(a)

Wireless Telecommunication Services
Vodafone Group plc	42,341	78,537	1,335	0.0	(a)

Total Long Positions of Total Return Basket Swaps	312,099	1,952,391	(21,420)	(0.1)

Short Positions

Common Stocks
Aerospace & Defense
Rolls-Royce Holdings plc*	(345,699)	(451)	(446)	(0.0	)(a)

Banks
Metro Bank plc*	(1,186)	(11,632)	964	0.0	(a)
Standard Chartered plc	(6,401)	(58,525)	(4,465)	(0.0	)(a)

	(7,587)	(70,157)	(3,501)	(0.0	)(a)

Capital Markets
Quilter plc (b)	(31,063)	(59,909)	1,417	0.0	(a)
Schroders plc	(1,314)	(54,383)	(4,114)	(0.1)
St James’s Place plc	(3,733)	(54,783)	(3,764)	(0.0	)(a)

	(36,110)	(169,075)	(6,461)	(0.1)

Chemicals
Johnson Matthey plc	(1,380)	(60,202)	(256)	(0.0	)(a)

Electrical Equipment
Melrose Industries plc	(6,437)	(17,032)	(1,560)	(0.0	)(a)

Food Products
Associated British Foods plc	(1,649)	(55,080)	(1,013)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(612)	(22,600)	(3,360)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure
Merlin Entertainments plc	(11,516)	(55,071)	(3,397)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(673)	(60,240)	(60)	(0.0	)(a)

Insurance
Beazley plc	(8,544)	(64,380)	(6,100)	(0.0	)(a)

Machinery
Weir Group plc (The)	(2,366)	(51,425)	1,549	0.0	(a)

Media
ITV plc	(30,266)	(54,044)	(606)	(0.0	)(a)

Metals & Mining
Fresnillo plc	(5,372)	(52,615)	7,663	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(11,956)	(61,636)	(839)	(0.0	)(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(1,666)	(57,903)	(114)	(0.0	)(a)

Professional Services
Capita plc	(9,813)	(16,359)	(765)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(2,222)	(7,026)	(86)	(0.0	)(a)

Specialty Retail
Kingfisher plc	(6,444)	(22,220)	(1,262)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(490,312)	(897,516)	(20,614)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(178,213)	1,054,875	(42,034)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	5/11/2020	$(7,685,719)	$(57,082)	$(47,648)	$(104,730)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
BWX Technologies, Inc.	(1,179)	(60,247)	(448)	(0.0	)(a)
Cubic Corp.	(163)	(9,255)	(126)	(0.0	)(a)

	(1,342)	(69,502)	(574)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Air Freight & Logistics
Air Transport Services Group, Inc.*	(426)	(10,024)	(264)	(0.0	)(a)
FedEx Corp.	(278)	(52,670)	428	0.0	(a)

	(704)	(62,694)	164	0.0	(a)

Airlines
American Airlines Group, Inc.	(767)	(26,216)	(123)	(0.0	)(a)

Auto Components
Veoneer, Inc.*	(936)	(20,658)	4,137	0.0	(a)

Beverages
Constellation Brands, Inc.	(262)	(55,458)	(5,651)	(0.0	)(a)

Capital Markets
BlackRock, Inc.	(114)	(55,317)	(4,843)	(0.0	)(a)
Cboe Global Markets, Inc.	(116)	(11,787)	(635)	(0.0	)(a)
Charles Schwab Corp. (The)	(1,352)	(61,895)	(2,041)	(0.0	)(a)
Interactive Brokers Group, Inc.	(1,118)	(60,640)	(1,386)	(0.0	)(a)
Northern Trust Corp.	(643)	(63,368)	(3,311)	(0.0	)(a)
SEI Investments Co.	(959)	(52,217)	1,544	0.0	(a)
WisdomTree Investments, Inc.	(1,623)	(11,686)	584	0.0	(a)

	(5,925)	(316,910)	(10,088)	(0.0	)(a)

Chemicals
Albemarle Corp.	(288)	(21,617)	3,021	0.0	(a)
Axalta Coating Systems Ltd.*	(2,019)	(54,473)	(162)	(0.0	)(a)
DowDuPont, Inc.	(1,115)	(42,872)	56	0.0	(a)
RPM International, Inc.	(999)	(60,589)	70	0.0	(a)
Sensient Technologies Corp.	(859)	(60,233)	(1,649)	(0.0	)(a)

	(5,280)	(239,784)	1,336	0.0	(a)

Commercial Services & Supplies
Brink’s Co. (The)	(767)	(61,306)	(736)	(0.0	)(a)
Covanta Holding Corp.	(3,262)	(58,944)	(1,566)	(0.0	)(a)
Stericycle, Inc.*	(1,089)	(63,587)	(1,514)	(0.0	)(a)

	(5,118)	(183,837)	(3,816)	(0.0	)(a)

Communications Equipment
Infinera Corp.*	(11,403)	(49,489)	4,675	0.0	(a)
NETGEAR, Inc.*	(1,737)	(53,899)	5,420	0.0	(a)
ViaSat, Inc.*	(607)	(55,128)	(3,982)	(0.0	)(a)

	(13,747)	(158,516)	6,113	0.0	(a)

Construction & Engineering
Dycom Industries, Inc.*	(1,248)	(61,888)	(2,983)	(0.0	)(a)
WillScot Corp.*	(4,193)	(56,480)	(6,876)	(0.0	)(a)

	(5,441)	(118,368)	(9,859)	(0.0	)(a)

Construction Materials
Martin Marietta Materials, Inc.	(292)	(64,795)	(4,981)	(0.0	)(a)
Summit Materials, Inc.*	(2,159)	(37,826)	(5,549)	(0.1)
US Concrete, Inc.*	(1,154)	(54,388)	(3,739)	(0.0	)(a)
Vulcan Materials Co.	(438)	(55,236)	(2,781)	(0.0	)(a)

	(4,043)	(212,245)	(17,050)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Consumer Finance
LendingClub Corp.*	(16,390)	(52,120)	1,967	0.0	(a)
PRA Group, Inc.*	(2,132)	(59,952)	(2,921)	(0.0	)(a)

	(18,522)	(112,072)	(954)	(0.0	)(a)

Containers & Packaging
Crown Holdings, Inc.*	(1,057)	(61,443)	(1,966)	(0.0	)(a)
Graphic Packaging Holding Co.	(3,926)	(54,493)	(4,358)	(0.0	)(a)

	(4,983)	(115,936)	(6,324)	(0.0	)(a)

Diversified Telecommunication Services
Iridium Communications, Inc.*	(2,115)	(58,078)	761	0.0	(a)

Electric Utilities
Alliant Energy Corp.	(1,202)	(56,770)	(1,130)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Itron, Inc.*	(1,048)	(56,236)	(6,246)	(0.0	)(a)
nLight, Inc.*	(2,169)	(56,676)	(4,533)	(0.0	)(a)
Rogers Corp.*	(314)	(52,601)	609	0.0	(a)

	(3,531)	(165,513)	(10,170)	(0.0	)(a)

Energy Equipment & Services
Forum Energy Technologies, Inc.*	(7,769)	(46,458)	(1,243)	(0.0	)(a)
McDermott International, Inc.*	(4,336)	(35,078)	2,255	0.0	(a)
Nabors Industries Ltd.	(11,086)	(38,801)	4,989	0.0	(a)
Oceaneering International, Inc.*	(2,475)	(47,520)	(5,569)	(0.0	)(a)
Oil States International, Inc.*	(2,297)	(44,378)	(2,113)	(0.0	)(a)
Superior Energy Services, Inc.*	(9,703)	(34,834)	13,875	0.1
Weatherford International plc*	(74,395)	(41,163)	3,578	0.0	(a)

	(112,061)	(288,232)	15,772	0.1

Entertainment
Netflix, Inc.*	(144)	(53,358)	(953)	(0.0	)(a)
Spotify Technology SA*	(409)	(55,530)	3,190	0.0	(a)

	(553)	(108,888)	2,237	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(409)	(54,131)	(888)	(0.0	)(a)
PriceSmart, Inc.	(975)	(58,315)	4,056	0.0	(a)

	(1,384)	(112,446)	3,168	0.0	(a)

Food Products
Hain Celestial Group, Inc. (The)*	(2,424)	(52,892)	824	0.0	(a)
Kraft Heinz Co. (The)	(742)	(24,664)	(193)	(0.0	)(a)
Sanderson Farms, Inc.	(373)	(56,558)	(6,967)	(0.0	)(a)

	(3,539)	(134,114)	(6,336)	(0.0	)(a)

Gas Utilities
Northwest Natural Holding Co.	(867)	(57,994)	(1,673)	(0.0	)(a)
South Jersey Industries, Inc.	(1,795)	(57,655)	(1,849)	(0.0	)(a)
Southwest Gas Holdings, Inc.	(29)	(2,413)	(20)	(0.0	)(a)

	(2,691)	(118,062)	(3,542)	(0.0	)(a)

Health Care Equipment & Supplies
Axogen, Inc.*	(2,673)	(62,762)	(4,410)	(0.0	)(a)
Heska Corp.*	(655)	(50,867)	1,127	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Health Care Equipment & Supplies — continued
Insulet Corp.*	(594)	(51,232)	4,461	0.0	(a)
Nevro Corp.*	(918)	(56,650)	3,378	0.0	(a)
Penumbra, Inc.*	(30)	(4,035)	273	0.0	(a)
ViewRay, Inc.*	(27)	(188)	26	0.0	(a)
Wright Medical Group NV*	(1,898)	(56,124)	1,670	0.0	(a)

	(6,795)	(281,858)	6,525	0.0	(a)

Health Care Providers & Services
Guardant Health, Inc.*	(817)	(53,522)	(154)	(0.0	)(a)
R1 RCM, Inc.*	(5,997)	(62,788)	600	0.0	(a)

	(6,814)	(116,310)	446	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(1,568)	(21,246)	(1,349)	(0.0	)(a)
Teladoc Health, Inc.*	(168)	(9,556)	(52)	(0.0	)(a)

	(1,736)	(30,802)	(1,401)	(0.0	)(a)

Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc.*	(1,874)	(60,043)	956	0.0	(a)
Wynn Resorts Ltd.	(378)	(54,602)	(1,304)	(0.0	)(a)

	(2,252)	(114,645)	(348)	(0.0	)(a)

Household Durables
Installed Building Products, Inc.*	(620)	(29,778)	2,492	0.0	(a)
iRobot Corp.*	(406)	(42,037)	9,119	0.0	(a)
LGI Homes, Inc.*	(767)	(53,161)	(1,680)	(0.0	)(a)
Mohawk Industries, Inc.*	(279)	(38,014)	(1,409)	(0.0	)(a)

	(2,072)	(162,990)	8,522	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(935)	(54,567)	(2,347)	(0.0	)(a)

Interactive Media & Services
Snap, Inc.*	(4,904)	(54,631)	4,316	0.0	(a)
TrueCar, Inc.*	(5,179)	(33,353)	466	0.0	(a)
Zillow Group, Inc.*	(1,650)	(54,796)	5,313	0.0	(a)

	(11,733)	(142,780)	10,095	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(16,817)	(59,196)	673	0.0	(a)
GrubHub, Inc.*	(855)	(57,105)	2,984	0.0	(a)
Wayfair, Inc.*	(393)	(63,725)	(5,978)	(0.0	)(a)

	(18,065)	(180,026)	(2,321)	(0.0	)(a)

Leisure Products
Mattel, Inc.*	(3,595)	(43,823)	4,710	0.0	(a)
Polaris Industries, Inc.	(562)	(54,177)	(950)	(0.0	)(a)

	(4,157)	(98,000)	3,760	0.0	(a)

Machinery
Alamo Group, Inc.	(588)	(60,940)	(3,222)	(0.0	)(a)
Deere & Co.	(326)	(53,995)	(2,282)	(0.0	)(a)
Evoqua Water Technologies Corp.*	(1,846)	(25,143)	(1,274)	(0.0	)(a)
Wabtec Corp.	(708)	(52,442)	206	0.0	(a)
Welbilt, Inc.*	(3,592)	(60,453)	(970)	(0.0	)(a)

	(7,060)	(252,973)	(7,542)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Media
Altice USA, Inc.	(200)	(4,712)	(142)	(0.0	)(a)
GCI Liberty, Inc.*	(931)	(55,506)	(1,937)	(0.0	)(a)
Liberty Broadband Corp.*	(566)	(55,870)	(2,524)	(0.0	)(a)
Liberty Global plc*	(803)	(21,689)	297	0.0	(a)
New York Times Co. (The)	(1,881)	(62,355)	1,223	0.0	(a)

	(4,381)	(200,132)	(3,083)	(0.0	)(a)

Metals & Mining
Alcoa Corp.*	(2,088)	(55,708)	5,157	0.0	(a)
Century Aluminum Co.*	(6,223)	(52,335)	4,543	0.0	(a)
Coeur Mining, Inc.*	(12,530)	(45,233)	7,017	0.1
Compass Minerals International, Inc.	(940)	(53,947)	1,053	0.0	(a)
Constellium NV*	(2,161)	(20,184)	(1,145)	(0.0	)(a)
Hecla Mining Co.	(19,239)	(40,402)	5,194	0.0	(a)

	(43,181)	(267,809)	21,819	0.1

Multi-Utilities
NiSource, Inc.	(1,996)	(55,449)	179	0.0	(a)
Sempra Energy	(458)	(58,601)	(238)	(0.0	)(a)

	(2,454)	(114,050)	(59)	(0.0	)(a)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(1,656)	(34,909)	13,745	0.0	(a)
Callon Petroleum Co.*	(5,315)	(39,916)	2,604	0.0	(a)
Carrizo Oil & Gas, Inc.*	(3,288)	(42,152)	1,216	0.0	(a)
Centennial Resource Development, Inc.*	(4,079)	(42,952)	(4,446)	(0.0	)(a)
Cheniere Energy, Inc.*	(658)	(42,342)	1,777	0.0	(a)
Concho Resources, Inc.	(360)	(41,537)	(2,750)	(0.0	)(a)
Extraction Oil & Gas, Inc.*	(6,586)	(30,954)	2,503	0.0	(a)
Golar LNG Ltd.	(315)	(6,155)	482	0.0	(a)
Kosmos Energy Ltd.	(6,551)	(43,826)	(1,572)	(0.0	)(a)
Noble Energy, Inc.	(1,567)	(42,403)	(2,868)	(0.0	)(a)
Oasis Petroleum, Inc.*	(6,546)	(39,931)	3,862	0.0	(a)
Parsley Energy, Inc.*	(2,044)	(40,798)	(2,882)	(0.0	)(a)
Pioneer Natural Resources Co.	(250)	(41,615)	(3,993)	(0.0	)(a)
Targa Resources Corp.	(1,081)	(43,402)	(919)	(0.0	)(a)
WPX Energy, Inc.*	(2,934)	(40,753)	(1,203)	(0.0	)(a)

	(43,230)	(573,645)	5,556	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(1,450)	(55,317)	9,715	0.1
Cymabay Therapeutics, Inc.*	(4,601)	(58,939)	1,518	0.0	(a)
Intra-Cellular Therapies, Inc.*	(1,121)	(14,764)	(336)	(0.0	)(a)
Medicines Co. (The)*	(2,125)	(67,894)	(6,035)	(0.0	)(a)
MyoKardia, Inc.*	(1,104)	(52,970)	4,869	0.0	(a)
Revance Therapeutics, Inc.*	(1,335)	(17,675)	1,589	0.0	(a)
TherapeuticsMD, Inc.*	(10,294)	(44,264)	3,912	0.0	(a)
WaVe Life Sciences Ltd.*	(795)	(21,091)	2,246	0.0	(a)
Zogenix, Inc.*	(942)	(36,729)	951	0.0	(a)

	(23,767)	(369,643)	18,429	0.1

Professional Services
TransUnion	(786)	(54,745)	(998)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Road & Rail
AMERCO	(159)	(59,334)	(428)	(0.0	)(a)
Avis Budget Group, Inc.*	(1,692)	(60,151)	(1,303)	(0.0	)(a)
Hertz Global Holdings, Inc.*	(3,383)	(61,503)	(2,063)	(0.0	)(a)

	(5,234)	(180,988)	(3,794)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(1,902)	(52,552)	381	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(1,900)	(26,391)	8,227	0.0	(a)
Silicon Laboratories, Inc.*	(510)	(54,907)	(9,996)	(0.0	)(a)
Veeco Instruments, Inc.*	(4,284)	(52,179)	(557)	(0.0	)(a)

	(8,596)	(186,029)	(1,945)	(0.0	)(a)

Software
2U, Inc.*	(877)	(53,059)	5,508	0.0	(a)
Appian Corp.*	(1,550)	(55,940)	(6,371)	(0.0	)(a)
Autodesk, Inc.*	(310)	(55,245)	(2,402)	(0.0	)(a)
Benefitfocus, Inc.*	(1,202)	(48,957)	1,334	0.0	(a)
Box, Inc.*	(2,994)	(61,736)	(2,575)	(0.0	)(a)
Cloudera, Inc.*	(4,987)	(55,505)	2,494	0.0	(a)
FireEye, Inc.*	(7)	(112)	1	0.0	(a)
ForeScout Technologies, Inc.*	(1,293)	(54,358)	(776)	(0.0	)(a)
HubSpot, Inc.*	(361)	(66,601)	(6,993)	(0.0	)(a)
Instructure, Inc.*	(1,255)	(54,065)	3,125	0.0	(a)
Nutanix, Inc.*	(1,257)	(54,290)	(4,626)	(0.0	)(a)
PROS Holdings, Inc.*	(1,206)	(61,795)	(9,539)	(0.1)
Q2 Holdings, Inc.*	(826)	(62,297)	(6,038)	(0.0	)(a)
RingCentral, Inc.*	(484)	(56,323)	(6,331)	(0.0	)(a)
Varonis Systems, Inc.*	(935)	(66,525)	(8,920)	(0.1)
Yext, Inc.*	(2,717)	(59,530)	(190)	(0.0	)(a)

	(22,261)	(866,338)	(42,299)	(0.2)

Specialty Retail
At Home Group, Inc.*	(2,517)	(59,124)	(5,764)	(0.0	)(a)
CarMax, Inc.*	(701)	(54,580)	(2,488)	(0.0	)(a)
Carvana Co.*	(829)	(59,323)	(7,138)	(0.1)
Floor & Decor Holdings, Inc.*	(744)	(35,727)	(2,061)	(0.0	)(a)
National Vision Holdings, Inc.*	(1,091)	(29,457)	2,815	0.0	(a)

	(5,882)	(238,211)	(14,636)	(0.1)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(5,340)	(56,818)	1,442	0.0	(a)
Pure Storage, Inc.*	(2,355)	(53,835)	1,012	0.0	(a)

	(7,695)	(110,653)	2,454	0.0	(a)

Tobacco
Vector Group Ltd.	(1,300)	(12,389)	1,222	0.0	(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(1,146)	(55,191)	(8,836)	(0.1)
MRC Global, Inc.*	(3,332)	(57,744)	3,599	0.0	(a)
SiteOne Landscape Supply, Inc.*	(808)	(54,378)	(6,383)	(0.0	)(a)

	(5,286)	(167,313)	(11,620)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Water Utilities
American Water Works Co., Inc.	(537)	(58,098)	(2,234)	(0.0	)(a)
Aqua America, Inc.	(35)	(1,367)	(84)	(0.0	)(a)
California Water Service Group	(1,170)	(58,957)	866	0.0	(a)
SJW Group	(904)	(56,102)	(136)	(0.0	)(a)

	(2,646)	(174,524)	(1,588)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(432,464)	(7,685,719)	(57,082)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/11/2020	$(233,494)	$18,848	(457)	$18,391

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Chemicals
Methanex Corp.	1,034	56,682	(3,428)	(0.0	)(a)

IT Services
CGI, Inc.*	852	61,326	2,738	0.0	(a)

Oil, Gas & Consumable Fuels
Parex Resources, Inc.*	497	8,466	335	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	1,807	56,151	1,768	0.0	(a)

Total Long Positions of Total Return Basket Swaps	4,190	182,625	1,413	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(25,554)	(43,681)	8,154	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(864)	(21,540)	546	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(1,377)	(58,741)	(1,863)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(73)	(4,234)	2	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Food Products
Premium Brands Holdings Corp.	(1,036)	(62,275)	(1,745)	(0.0	)(a)

Gas Utilities
AltaGas Ltd.	(1,609)	(21,390)	672	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,364)	(56,486)	1,980	0.0	(a)
First Quantum Minerals Ltd.	(4,694)	(49,579)	5,232	0.1
Franco-Nevada Corp.	(772)	(55,314)	2,164	0.0	(a)
Yamana Gold, Inc.	(47)	(103)	19	0.0	(a)

	(6,877)	(161,482)	9,395	0.1

Oil, Gas & Consumable Fuels
Keyera Corp.	(1,851)	(42,776)	2,274	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(39,241)	(416,119)	17,435	0.1

Total of Long and Short Positions of Total Return Basket Swaps	(35,051)	(233,494)	18,848	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	7/31/2019 - 4/30/2020	$2,661,500	$(11,100)	$21,650	$10,550

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Dassault Aviation SA	52	78,678	2,845	0.0	(a)

Airlines
Air France-KLM*	6,323	72,964	(2,298)	(0.0	)(a)

Automobiles
Peugeot SA	2,906	76,192	1,583	0.0	(a)

Chemicals
Covestro AG (b)	1,401	76,982	(5,249)	(0.0	)(a)

Commercial Services & Supplies
Societe BIC SA	893	76,929	(1,983)	(0.0	)(a)
SPIE SA	4,244	81,932	3,863	0.0	(a)

	5,137	158,861	1,880	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Construction & Engineering
ACS Actividades de Construccion y Servicios SA	657	30,213	1,136	0.0	(a)
HOCHTIEF AG	146	21,828	708	0.0	(a)
Koninklijke BAM Groep NV	17,964	87,726	5,300	0.0	(a)

	18,767	139,767	7,144	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	4,496	75,330	60	0.0	(a)
Koninklijke KPN NV	25,790	79,262	1,282	0.0	(a)
Telefonica SA	9,009	75,111	402	0.0	(a)

	39,295	229,703	1,744	0.0	(a)

Electric Utilities
Endesa SA	3,051	76,118	(2,036)	(0.0	)(a)
Enel SpA	13,611	86,187	(481)	(0.0	)(a)
Iberdrola SA	8,970	81,514	1,528	0.0	(a)
Red Electrica Corp. SA	421	8,737	(151)	(0.0	)(a)
Verbund AG	1,607	79,799	(1,604)	(0.0	)(a)

	27,660	332,355	(2,744)	(0.0	)(a)

Electrical Equipment
Signify NV (b)	2,628	78,788	2,855	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	3,292	61,088	(287)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	534	12,870	(1,096)	(0.0	)(a)
METRO AG	4,789	81,373	2,885	0.0	(a)

	5,323	94,243	1,789	0.0	(a)

Food Products
Danone SA	985	79,632	810	0.0	(a)

Gas Utilities
Italgas SpA	1,849	11,550	(82)	(0.0	)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	2,184	93,789	7,350	0.0	(a)

Insurance
Ageas	1,636	86,455	4,012	0.0	(a)
ASR Nederland NV	1,862	82,848	2,893	0.0	(a)
AXA SA	3,390	90,399	2,297	0.0	(a)
NN Group NV	310	13,528	687	0.0	(a)
Unipol Gruppo SpA	15,997	81,491	1,543	0.0	(a)
UnipolSai Assicurazioni SpA	7,296	19,993	272	0.0	(a)

	30,491	374,714	11,704	0.0	(a)

IT Services
Amadeus IT Group SA	1,068	85,116	412	0.0	(a)

Machinery
Valmet OYJ	2,983	82,173	(132)	(0.0	)(a)

Media
Eutelsat Communications SA	4,365	78,888	5,146	0.1
Mediaset Espana Comunicacion SA	6,239	48,384	2,480	0.0	(a)
ProSiebenSat.1 Media SE	5,290	83,627	388	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Media — continued
Publicis Groupe SA	605	35,959	4,399	0.0	(a)

	16,499	246,858	12,413	0.1

Multi-Utilities
A2A SpA	44,632	74,698	(1,098)	(0.0	)(a)
Engie SA	5,689	84,439	(2,374)	(0.0	)(a)
Hera SpA	21,752	77,431	(2,018)	(0.0	)(a)

	72,073	236,568	(5,490)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enagas SA	2,239	63,868	(1,039)	(0.0	)(a)
Eni SpA	3,598	61,314	(3,011)	(0.0	)(a)
Galp Energia SGPS SA	628	10,529	238	0.0	(a)
Neste OYJ	1,732	57,247	(6,475)	(0.1)
OMV AG	904	48,490	(384)	(0.0	)(a)
Repsol SA	3,767	63,921	(696)	(0.0	)(a)
Saras SpA	3,979	7,109	(359)	(0.0	)(a)
TOTAL SA	1,118	62,151	(994)	(0.0	)(a)

	17,965	374,629	(12,720)	(0.1)

Paper & Forest Products
Ence Energia y Celulosa SA	14,346	77,301	(5,378)	(0.0	)(a)
UPM-Kymmene OYJ	2,702	76,290	(4,202)	(0.0	)(a)

	17,048	153,591	(9,580)	(0.0	)(a)

Pharmaceuticals
Merck KGaA	772	82,288	(4,065)	(0.0	)(a)
Sanofi	217	18,933	(53)	(0.0	)(a)

	989	101,221	(4,118)	(0.0	)(a)

Real Estate Management & Development
Aroundtown SA	9,310	75,639	525	0.0	(a)
LEG Immobilien AG	704	82,142	(2,032)	(0.0	)(a)
Nexity SA	343	16,044	(362)	(0.0	)(a)
TAG Immobilien AG	3,257	73,348	(2,564)	(0.0	)(a)

	13,614	247,173	(4,433)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	2,114	82,243	10,318	0.1
Siltronic AG	765	74,957	3,720	0.0	(a)

	2,879	157,200	14,038	0.1

Textiles, Apparel & Luxury Goods
adidas AG	325	83,716	1,239	0.0	(a)
Christian Dior SE	55	27,235	1,124	0.0	(a)

	380	110,951	2,363	0.0	(a)

Total Long Positions of Total Return Basket Swaps	293,791	3,754,786	21,797	0.1

Short Positions

Common Stocks
Aerospace & Defense
Airbus SE	(398)	(54,498)	(2,503)	(0.0	)(a)

Automobiles
Daimler AG (Registered)	(889)	(58,350)	(3,478)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Banks
Bankia SA	(20,532)	(56,867)	(4,584)	(0.0	)(a)

Chemicals
K+S AG (Registered)	(2,695)	(54,877)	(2,706)	(0.0	)(a)
Umicore SA	(333)	(12,923)	2,458	0.0	(a)

	(3,028)	(67,800)	(248)	(0.0	)(a)

Construction & Engineering
Bouygues SA	(112)	(4,216)	18	0.0	(a)

Containers & Packaging
Huhtamaki OYJ	(1,647)	(62,983)	(1,025)	(0.0	)(a)

Diversified Telecommunication Services
Iliad SA	(375)	(38,204)	1,031	0.0	(a)

Electrical Equipment
Nexans SA	(420)	(14,731)	(688)	(0.0	)(a)
OSRAM Licht AG	(1,322)	(45,470)	1,851	0.0	(a)

	(1,742)	(60,201)	1,163	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(3,972)	(64,687)	(3,059)	(0.0	)(a)

Food Products
Kerry Group plc	(28)	(3,134)	(30)	(0.0	)(a)

Gas Utilities
Rubis SCA	(1,078)	(59,128)	1,068	0.0	(a)

Hotels, Restaurants & Leisure
Elior Group SA (b)	(2,906)	(40,221)	(1,728)	(0.0	)(a)
Paddy Power Betfair plc	(95)	(7,957)	(511)	(0.0	)(a)

	(3,001)	(48,178)	(2,239)	(0.0	)(a)

Internet & Direct Marketing Retail
Zalando SE* (b)	(420)	(19,757)	(2,664)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(105)	(48,082)	(5,669)	(0.0	)(a)

Machinery
Alstom SA*	(1,333)	(58,648)	777	0.0	(a)
ANDRITZ AG	(1,124)	(53,678)	(1,655)	(0.0	)(a)
GEA Group AG	(986)	(27,626)	(465)	(0.0	)(a)
Outotec OYJ*	(9,318)	(49,224)	(3,649)	(0.0	)(a)

	(12,761)	(189,176)	(4,992)	(0.0	)(a)

Media
Altice Europe NV*	(14,321)	(45,447)	(5,958)	(0.1)

Metals & Mining
Outokumpu OYJ	(15,125)	(57,910)	4,149	0.0	(a)
thyssenkrupp AG	(2,761)	(38,926)	766	0.0	(a)

	(17,886)	(96,836)	4,915	0.0	(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(2,286)	(54,191)	(2,986)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Transportation Infrastructure
Getlink SE	(3,824)	(61,551)	(1,657)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(88,405)	(1,093,286)	(32,897)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	205,386	2,661,500	(11,100)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/31/2019 – 6/30/2020	$255,713	$(18,565)	$8,378	$(10,187)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG (b)	1,005	66,734	(5,964)	(0.0	)(a)
Swisscom AG (Registered)	169	78,747	294	0.0	(a)

	1,174	145,481	(5,670)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	150	30,297	699	0.0	(a)

Insurance
Zurich Insurance Group AG	246	78,417	1	0.0	(a)

Machinery
OC Oerlikon Corp. AG (Registered)	6,300	82,336	(1,279)	(0.0	)(a)

Pharmaceuticals
Galenica AG (b)	1,606	81,939	5,121	0.0	(a)
Roche Holding AG	41	10,727	(304)	(0.0	)(a)

	1,647	92,666	4,817	0.0	(a)

Total Long Positions of Total Return Basket Swaps	9,517	429,197	(1,432)	0.0	(a)

Short Positions

Common Stocks
Capital Markets
Julius Baer Group Ltd.	(1,116)	(53,908)	(6,248)	(0.0	)(a)

Chemicals
Sika AG (Registered)	(417)	(63,894)	(4,547)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Machinery
VAT Group AG (b)	(448)	(55,682)	(6,338)	(0.1)

Total Short Positions of Total Return Basket Swaps	(1,981)	(173,484)	(17,133)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	7,536	255,713	(18,565)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.48)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/10/2019 – 4/13/2020	$(94,019)	$9,352	$2,142	$11,494

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
TS Tech Co. Ltd.	1,300	39,042	(635)	(0.0	)(a)

Chemicals
Mitsubishi Chemical Holdings Corp.	9,500	67,732	(975)	(0.0	)(a)
Mitsubishi Gas Chemical Co., Inc.	2,900	43,537	400	0.0	(a)
Tosoh Corp.	4,500	72,556	(594)	(0.0	)(a)

	16,900	183,825	(1,169)	(0.0	)(a)

Construction & Engineering
Taisei Corp.	1,700	74,800	2,386	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,500	62,413	983	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	1,800	59,599	2,554	0.0	(a)

Interactive Media & Services
Mixi, Inc.	1,900	41,055	(1,376)	(0.0	)(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	7,900	38,435	71	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	2,900	39,277	(2,791)	(0.0	)(a)
Shionogi & Co. Ltd.	1,100	64,255	568	0.0	(a)

	4,000	103,532	(2,223)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	3,600	71,082	1,659	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Trading Companies & Distributors
ITOCHU Corp.	4,400	79,391	218	0.0	(a)
Marubeni Corp.	7,500	53,742	627	0.0	(a)

	11,900	133,133	845	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	3,200	69,490	4,195	0.0	(a)

Total Long Positions of Total Return Basket Swaps	55,700	876,406	7,290	0.0	(a)

Short Positions

Common Stocks
Auto Components
Sumitomo Rubber Industries Ltd.	(700)	(8,607)	89	0.0	(a)

Chemicals
Kansai Paint Co. Ltd.	(2,400)	(45,759)	1,480	0.0	(a)
Toray Industries, Inc.	(8,700)	(59,535)	326	0.0	(a)

	(11,100)	(105,294)	1,806	0.0	(a)

Construction & Engineering
JGC Corp.	(3,000)	(43,225)	2,839	0.0	(a)

Consumer Finance
Aiful Corp.*	(18,200)	(42,702)	(709)	(0.0	)(a)

Electrical Equipment
GS Yuasa Corp.	(1,700)	(34,156)	1,167	0.0	(a)

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(700)	(35,150)	1,882	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(2,500)	(46,216)	872	0.0	(a)
Tsuruha Holdings, Inc.	(600)	(51,136)	(3,459)	(0.0	)(a)

	(3,100)	(97,352)	(2,587)	(0.0	)(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(900)	(59,563)	1,192	0.0	(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,400)	(44,717)	4,902	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(200)	(10,277)	(776)	(0.0	)(a)

	(1,600)	(54,994)	4,126	0.0	(a)

Household Durables
Sharp Corp.*	(4,800)	(53,546)	1,475	0.0	(a)

Industrial Conglomerates
Toshiba Corp.	(1,800)	(59,979)	211	0.0	(a)

Interactive Media & Services
LINE Corp.*	(900)	(30,154)	590	0.0	(a)

IT Services
GMO internet, Inc.	(1,500)	(23,282)	1,596	0.0	(a)

Machinery
FANUC Corp.	(300)	(56,363)	971	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd.	(1,900)	(27,620)	(4,218)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Marine — continued
Nippon Yusen KK	(2,600)	(44,429)	(4,077)	(0.0	)(a)

	(4,500)	(72,049)	(8,295)	(0.0	)(a)

Multiline Retail
Marui Group Co. Ltd.	(2,000)	(40,682)	(787)	(0.0	)(a)
Pan Pacific International Holdings Corp.	(700)	(45,111)	(1,503)	(0.0	)(a)

	(2,700)	(85,793)	(2,290)	(0.0	)(a)

Road & Rail
Keio Corp.	(900)	(54,341)	(858)	(0.0	)(a)
Tokyu Corp.	(3,300)	(53,875)	(1,143)	(0.0	)(a)

	(4,200)	(108,216)	(2,001)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(61,700)	(970,425)	2,062	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(6,000)	(94,019)	9,352	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.60)% to 0.35% ), which is denominated in AUD based on the local currencies of the positions within the swaps.	4/14/2020	$(221,036)	$(14,384)	$(3,429)	$(17,813)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	37,412	75,701	6,401	0.0	(a)

Metals & Mining
Sandfire Resources NL	7,580	37,703	(2,482)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	559	838	(1)	(0.0	)(a)
Whitehaven Coal Ltd.	12,598	37,364	2,088	0.0	(a)

	13,157	38,202	2,087	0.0	(a)

Total Long Positions of Total Return Basket Swaps	58,149	151,606	6,006	0.0	(a)

Short Positions

Common Stocks
Beverages
Treasury Wine Estates Ltd.	(4,488)	(54,438)	(7,130)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Building Products
Reliance Worldwide Corp. Ltd.	(17,079)	(58,768)	(4,544)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(14,432)	(51,566)	(1,284)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(2,240)	(12,967)	(891)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(568)	(17,218)	285	0.0	(a)
Star Entertainment Grp Ltd. (The)	(6,464)	(20,698)	(663)	(0.0	)(a)

	(7,032)	(37,916)	(378)	(0.0	)(a)

IT Services
NEXTDC Ltd.*	(13,402)	(60,398)	(4,505)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(7,594)	(41,588)	1,548	0.0	(a)

Software
Xero Ltd.*	(1,430)	(55,001)	(3,206)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(67,697)	(372,642)	(20,390)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(9,548)	(221,036)	(14,384)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (9.00)% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/16/2019 – 5/2/2029	$(222,290)	$(26,896)	$(14,649)	$(41,545)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	9,404	66,917	4,106	0.0	(a)

Air Freight & Logistics
Royal Mail plc	11,644	38,420	(25)	(0.0	)(a)

Distributors
Inchcape plc	3,516	28,228	1,441	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	16,378	47,582	(2,378)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Food Products
Tate & Lyle plc	8,409	84,282	3,891	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	205	10,868	486	0.0	(a)

Machinery
Vesuvius plc	9,673	78,040	1,177	0.0	(a)

Metals & Mining
Rio Tinto plc	99	5,776	(371)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	1,940	62,610	(912)	(0.0	)(a)
Tullow Oil plc	20,081	58,880	(4,618)	(0.0	)(a)

	22,021	121,490	(5,530)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	2,630	60,690	(680)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	83,979	542,293	2,117	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
BAE Systems plc	(8,564)	(55,043)	90	0.0	(a)

Banks
Metro Bank plc*	(2,295)	(22,509)	1,866	0.0	(a)

Consumer Finance
Provident Financial plc	(721)	(5,006)	(245)	(0.0	)(a)

Containers & Packaging
DS Smith plc	(13,333)	(62,274)	(2,811)	(0.0	)(a)

Diversified Financial Services
Standard Life Aberdeen plc	(14,988)	(54,609)	400	0.0	(a)

Electrical Equipment
Melrose Industries plc	(17,490)	(46,278)	(4,240)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(1,198)	(44,240)	(6,576)	(0.0	)(a)
Spire Healthcare Group plc (b)	(32,671)	(57,045)	1,019	0.0	(a)

	(33,869)	(101,285)	(5,557)	(0.0	)(a)

Hotels, Restaurants & Leisure
TUI AG	(5,540)	(61,690)	(9,956)	(0.1)

Insurance
RSA Insurance Group plc	(8,598)	(60,952)	(2,431)	(0.0	)(a)

Internet & Direct Marketing Retail
Just Eat plc*	(5,678)	(51,908)	1,107	0.0	(a)

Multi-Utilities
National Grid plc	(4,974)	(54,495)	(389)	(0.0	)(a)

Professional Services
Capita plc	(25,486)	(42,486)	(1,988)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(15,868)	(50,176)	(615)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Specialty Retail
Kingfisher plc	(11,060)	(38,137)	(2,165)	(0.0	)(a)

Water Utilities
Severn Trent plc	(2,169)	(57,735)	(2,079)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(170,633)	(764,583)	(29,013)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(86,654)	(222,290)	(26,896)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (2.57)% to (0.20)%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/25/2028 – 4/27/2029	$(2,938,390)	$(14,458)	$(8,498)	$(22,956)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(865)	(49,115)	(666)	(0.0	)(a)
Kratos Defense & Security Solutions, Inc.*	(3,418)	(54,278)	(2,735)	(0.0	)(a)
Mercury Systems, Inc.*	(747)	(54,546)	(5,169)	(0.0	)(a)

	(5,030)	(157,939)	(8,570)	(0.0	)(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(2,229)	(52,448)	(1,382)	(0.0	)(a)

Airlines
American Airlines Group, Inc.	(820)	(28,028)	(132)	(0.0	)(a)

Auto Components
Veoneer, Inc.*	(1,031)	(22,754)	4,557	0.0	(a)

Beverages
Brown-Forman Corp.	(1,091)	(58,139)	(306)	(0.0	)(a)
MGP Ingredients, Inc.	(619)	(54,392)	(6,301)	(0.0	)(a)

	(1,710)	(112,531)	(6,607)	(0.0	)(a)

Capital Markets
Cboe Global Markets, Inc.	(422)	(42,879)	(2,308)	(0.0	)(a)
WisdomTree Investments, Inc.	(6,343)	(45,670)	2,283	0.0	(a)

	(6,765)	(88,549)	(25)	(0.0	)(a)

Chemicals
Albemarle Corp.	(422)	(31,675)	4,427	0.0	(a)
Dow, Inc.*	(950)	(53,894)	(1,283)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Chemicals — continued
DowDuPont, Inc.	(305)	(11,727)	(215)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(1,978)	(56,947)	1,266	0.0	(a)
International Flavors & Fragrances, Inc.	(399)	(54,978)	(2,912)	(0.0	)(a)

	(4,054)	(209,221)	1,283	0.0	(a)

Communications Equipment
Extreme Networks, Inc.*	(7,521)	(60,168)	(3,159)	(0.0	)(a)
Infinera Corp.*	(493)	(2,140)	202	0.0	(a)

	(8,014)	(62,308)	(2,957)	(0.0	)(a)

Construction Materials
Summit Materials, Inc.*	(1,466)	(25,684)	(3,767)	(0.0	)(a)

Containers & Packaging
AptarGroup, Inc.	(494)	(54,953)	(684)	(0.0	)(a)

Electrical Equipment
GrafTech International Ltd.	(4,423)	(50,643)	1,226	0.0	(a)

Energy Equipment & Services
US Silica Holdings, Inc.	(2,511)	(39,724)	4,244	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(2,404)	(56,782)	1,010	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(1,006)	(33,439)	(261)	(0.0	)(a)

Gas Utilities
Southwest Gas Holdings, Inc.	(660)	(54,905)	(455)	(0.0	)(a)

Health Care Equipment & Supplies
iRhythm Technologies, Inc.*	(753)	(57,462)	(2,036)	(0.0	)(a)
Penumbra, Inc.*	(360)	(48,420)	3,280	0.0	(a)
ViewRay, Inc.*	(7,171)	(49,910)	6,884	0.0	(a)

	(8,284)	(155,792)	8,128	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(2,410)	(32,655)	(2,072)	(0.0	)(a)
Medidata Solutions, Inc.*	(608)	(54,927)	(8,761)	(0.1)
Teladoc Health, Inc.*	(927)	(52,728)	(288)	(0.0	)(a)

	(3,945)	(140,310)	(11,121)	(0.1)

Hotels, Restaurants & Leisure
Red Rock Resorts, Inc.	(1,949)	(52,584)	1,569	0.0	(a)
Shake Shack, Inc.*	(894)	(54,802)	(101)	(0.0	)(a)

	(2,843)	(107,386)	1,468	0.0	(a)

Household Durables
Installed Building Products, Inc.*	(608)	(29,202)	2,444	0.0	(a)
iRobot Corp.*	(68)	(7,041)	1,527	0.0	(a)
Mohawk Industries, Inc.*	(180)	(24,525)	(909)	(0.0	)(a)
Roku, Inc.*	(894)	(56,849)	(4,487)	(0.0	)(a)

	(1,750)	(117,617)	(1,425)	(0.0	)(a)

Insurance
Markel Corp.*	(53)	(56,790)	(4,868)	(0.0	)(a)

Interactive Media & Services
TrueCar, Inc.*	(3,793)	(24,427)	341	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Internet & Direct Marketing Retail
Farfetch Ltd.*	(2,248)	(55,705)	788	0.0	(a)

IT Services
InterXion Holding NV*	(922)	(63,793)	(839)	(0.0	)(a)

Leisure Products
Mattel, Inc.*	(694)	(8,460)	909	0.0	(a)

Machinery
Evoqua Water Technologies Corp.*	(2,082)	(28,357)	(1,437)	(0.0	)(a)
REV Group, Inc.	(4,352)	(55,227)	(6,006)	(0.0	)(a)

	(6,434)	(83,584)	(7,443)	(0.0	)(a)

Marine
Kirby Corp.*	(666)	(54,426)	(943)	(0.0	)(a)

Media
Altice USA, Inc.	(2,143)	(50,489)	(1,521)	(0.0	)(a)
Liberty Global plc*	(1,224)	(33,060)	453	0.0	(a)

	(3,367)	(83,549)	(1,068)	(0.0	)(a)

Metals & Mining
Coeur Mining, Inc.*	(2,779)	(10,032)	(168)	(0.0	)(a)
Constellium NV*	(4,369)	(40,806)	(2,315)	(0.0	)(a)
Hecla Mining Co.	(6,566)	(13,789)	215	0.0	(a)
United States Steel Corp.	(3,413)	(53,243)	262	0.0	(a)

	(17,127)	(117,870)	(2,006)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Extraction Oil & Gas, Inc.*	(1,477)	(6,942)	561	0.0	(a)
Golar LNG Ltd.	(1,763)	(34,449)	2,697	0.0	(a)
Matador Resources Co.*	(2,024)	(39,852)	1,195	0.0	(a)

	(5,264)	(81,243)	4,453	0.0	(a)

Pharmaceuticals
Intersect ENT, Inc.*	(1,797)	(58,385)	(4,899)	(0.0	)(a)
Intra-Cellular Therapies, Inc.*	(3,378)	(44,488)	(1,013)	(0.0	)(a)
Revance Therapeutics, Inc.*	(2,476)	(32,782)	2,947	0.0	(a)
TherapeuticsMD, Inc.*	(2,779)	(11,950)	(520)	(0.0	)(a)
Theravance Biopharma, Inc.*	(2,400)	(57,240)	24	0.0	(a)
WaVe Life Sciences Ltd.*	(1,277)	(33,879)	9,424	0.0	(a)
Zogenix, Inc.*	(494)	(19,261)	(148)	(0.0	)(a)

	(14,601)	(257,985)	5,815	0.0	(a)

Semiconductors & Semiconductor Equipment
Cree, Inc.*	(791)	(52,277)	(1,914)	(0.0	)(a)
First Solar, Inc.*	(874)	(53,777)	(254)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(1,549)	(21,516)	6,708	0.0	(a)
Marvell Technology Group Ltd.	(2,124)	(53,143)	692	0.0	(a)
NVIDIA Corp.	(285)	(51,585)	1,814	0.0	(a)

	(5,623)	(232,298)	7,046	0.0	(a)

Software
Avalara, Inc.*	(954)	(56,162)	(2,907)	(0.0	)(a)
FireEye, Inc.*	(3,445)	(55,189)	723	0.0	(a)

	(4,399)	(111,351)	(2,184)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Specialty Retail
Floor & Decor Holdings, Inc.*	(394)	(18,920)	(1,091)	(0.0	)(a)
National Vision Holdings, Inc.*	(823)	(22,221)	2,123	0.0	(a)

	(1,217)	(41,141)	1,032	0.0	(a)

Tobacco
Vector Group Ltd.	(3,803)	(36,243)	3,574	0.0	(a)

Water Utilities
Aqua America, Inc.	(1,498)	(58,512)	(3,595)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(131,148)	(2,938,390)	(14,458)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.25)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/25/2028 – 4/27/2029	$248,858	$34,389	$(162)	$34,227

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Banks
Canadian Imperial Bank of Commerce	937	78,900	2,557	0.0	(a)

Chemicals
Methanex Corp.	387	21,215	(1,283)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	3,862	85,906	(408)	(0.0	)(a)

Insurance
iA Financial Corp., Inc.	2,185	86,996	3,066	0.1

IT Services
CGI, Inc.*	315	22,673	1,012	0.0	(a)

Media
Quebecor, Inc.	3,508	87,484	2,407	0.0	(a)

Metals & Mining
Teck Resources Ltd.	3,425	80,991	(2,575)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	2,103	61,095	421	0.0	(a)
Parex Resources, Inc.*	3,133	53,366	2,112	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc.	1,876	61,866	243	0.0	(a)

	7,112	176,327	2,776	0.0	(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	2,174	80,164	473	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	809	25,139	792	0.0	(a)

Trading Companies & Distributors
Toromont Industries Ltd.	1,543	80,242	1,158	0.0	(a)

Total Long Positions of Total Return Basket Swaps	26,257	826,037	9,975	0.1

Short Positions

Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(1,465)	(36,524)	925	0.0	(a)

Diversified Financial Services
Onex Corp.	(855)	(49,595)	21	0.0	(a)

Gas Utilities
AltaGas Ltd.	(2,703)	(35,934)	1,128	0.0	(a)

Metals & Mining
IAMGOLD Corp.*	(17,776)	(53,473)	6,959	0.0	(a)
Kinross Gold Corp.*	(16,507)	(52,489)	5,569	0.0	(a)
Lundin Mining Corp.	(9,800)	(52,595)	(4,495)	(0.0	)(a)
Yamana Gold, Inc.	(21,573)	(47,342)	8,888	0.1

	(65,656)	(205,899)	16,921	0.1

Multiline Retail
Dollarama, Inc.	(1,752)	(52,624)	1,822	0.0	(a)

Multi-Utilities
Canadian Utilities Ltd.	(2,117)	(58,357)	(1)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Inter Pipeline Ltd.	(2,618)	(42,640)	506	0.0	(a)
Vermilion Energy, Inc.	(1,634)	(41,725)	(295)	(0.0	)(a)

	(4,252)	(84,365)	211	0.0	(a)

Software
Kinaxis, Inc.*	(986)	(53,881)	3,387	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(79,786)	(577,179)	24,414	0.1

Total of Long and Short Positions of Total Return Basket Swaps	(53,529)	248,858	34,389	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (4.75)% to 0.30%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/10/2019 – 4/30/2029	$(1,078,468)	$(66,703)	$(14,533)	$(81,236)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Construction & Engineering
ACS Actividades de Construccion y Servicios SA	1,289	59,276	2,229	0.0	(a)
HOCHTIEF AG	402	60,103	1,948	0.0	(a)

	1,691	119,379	4,177	0.0	(a)

Electric Utilities
Red Electrica Corp. SA	3,120	64,752	(1,117)	(0.0	)(a)
Terna Rete Elettrica Nazionale SpA	13,136	78,805	(4,139)	(0.0	)(a)

	16,256	143,557	(5,256)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	2,480	59,772	(5,089)	(0.0	)(a)

Gas Utilities
Italgas SpA	11,590	72,397	(512)	(0.0	)(a)

Insurance
NN Group NV	1,564	68,252	3,465	0.0	(a)
UnipolSai Assicurazioni SpA	24,432	66,949	913	0.0	(a)

	25,996	135,201	4,378	0.0	(a)

Media
Mediaset Espana Comunicacion SA	4,163	32,284	1,655	0.0	(a)
Publicis Groupe SA	698	41,487	5,076	0.0	(a)

	4,861	73,771	6,731	0.0	(a)

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	3,103	52,026	1,177	0.0	(a)
OMV AG	215	11,532	(91)	(0.0	)(a)
Saras SpA	29,267	52,289	(2,642)	(0.0	)(a)

	32,585	115,847	(1,556)	(0.0	)(a)

Pharmaceuticals
Sanofi	735	64,128	(180)	(0.0	)(a)
UCB SA	992	78,843	(5,612)	(0.0	)(a)

	1,727	142,971	(5,792)	(0.0	)(a)

Real Estate Management & Development
Nexity SA	1,307	61,134	(1,382)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	111	10,876	540	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Textiles, Apparel & Luxury Goods
Christian Dior SE	102	50,509	2,084	0.0	(a)

Total Long Positions of Total Return Basket Swaps	98,706	985,414	(1,677)	0.0	(a)

Short Positions

Common Stocks
Air Freight & Logistics
PostNL NV	(23,061)	(59,819)	2,559	0.0	(a)

Automobiles
Bayerische Motoren Werke AG	(638)	(54,427)	(2,081)	(0.0	)(a)
Renault SA	(875)	(59,698)	(26)	(0.0	)(a)

	(1,513)	(114,125)	(2,107)	(0.0	)(a)

Banks
AIB Group plc	(11,803)	(54,835)	(1,269)	(0.0	)(a)

Building Products
Cie de Saint-Gobain	(1,346)	(55,186)	(2,365)	(0.0	)(a)

Chemicals
BASF SE	(666)	(54,373)	(2,993)	(0.0	)(a)
Umicore SA	(951)	(36,906)	7,020	0.0	(a)
Wacker Chemie AG	(660)	(58,019)	162	0.0	(a)

	(2,277)	(149,298)	4,189	0.0	(a)

Communications Equipment
Nokia OYJ	(9,916)	(52,105)	5,349	0.0	(a)

Construction & Engineering
Bouygues SA	(1,499)	(56,426)	241	0.0	(a)
Ferrovial SA	(2,463)	(60,737)	(3,684)	(0.0	)(a)

	(3,962)	(117,163)	(3,443)	(0.0	)(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(596)	(57,073)	1,825	0.0	(a)
Wendel SA	(454)	(62,883)	(3,929)	(0.0	)(a)

	(1,050)	(119,956)	(2,104)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA (b)	(1,889)	(58,189)	(2,611)	(0.0	)(a)
Iliad SA	(152)	(15,485)	418	0.0	(a)
Masmovil Ibercom SA*	(2,836)	(62,154)	(2,951)	(0.0	)(a)

	(4,877)	(135,828)	(5,144)	(0.0	)(a)

Electrical Equipment
Nexans SA	(185)	(6,489)	(303)	(0.0	)(a)
OSRAM Licht AG	(268)	(9,218)	(108)	(0.0	)(a)
Prysmian SpA	(2,939)	(56,747)	(2,444)	(0.0	)(a)

	(3,392)	(72,454)	(2,855)	(0.0	)(a)

Energy Equipment & Services
Tenaris SA	(2,947)	(40,851)	479	0.0	(a)

Food Products
Kerry Group plc	(504)	(56,416)	(533)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Health Care Providers & Services
Orpea	(463)	(56,490)	(1,012)	(0.0	)(a)

Hotels, Restaurants & Leisure
Accor SA	(1,280)	(53,923)	(33)	(0.0	)(a)
Autogrill SpA	(6,016)	(58,463)	(2,191)	(0.0	)(a)
Elior Group SA (b)	(1,374)	(19,017)	(408)	(0.0	)(a)
Paddy Power Betfair plc	(629)	(52,685)	(3,381)	(0.1)

	(9,299)	(184,088)	(6,013)	(0.1)

Industrial Conglomerates
Rheinmetall AG	(542)	(62,453)	(4,849)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE* (b)	(1,338)	(61,664)	(9,029)	(0.1)
Rocket Internet SE* (b)	(2,060)	(54,427)	(3,005)	(0.0	)(a)
Zalando SE* (b)	(734)	(34,527)	(4,656)	(0.0	)(a)

	(4,132)	(150,618)	(16,690)	(0.1)

Life Sciences Tools & Services
Eurofins Scientific SE	(19)	(8,701)	(1,026)	(0.0	)(a)

Machinery
GEA Group AG	(920)	(25,776)	(434)	(0.0	)(a)
Konecranes OYJ	(1,326)	(55,427)	(4,369)	(0.0	)(a)
Outotec OYJ*	(1,410)	(7,449)	(553)	(0.0	)(a)

	(3,656)	(88,652)	(5,356)	(0.0	)(a)

Media
Altice Europe NV*	(4,939)	(15,674)	(2,055)	(0.0	)(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(1,757)	(53,418)	337	0.0	(a)
ArcelorMittal	(2,419)	(52,628)	154	0.0	(a)
thyssenkrupp AG	(1,448)	(20,415)	402	0.0	(a)

	(5,624)	(126,461)	893	0.0	(a)

Personal Products
Beiersdorf AG	(554)	(60,619)	(1,704)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(4,914)	(56,894)	(7,369)	(0.1)
SOITEC*	(530)	(53,680)	(6,573)	(0.0	)(a)

	(5,444)	(110,574)	(13,942)	(0.1)

Technology Hardware, Storage & Peripherals
S&T AG	(1,995)	(53,902)	(1,960)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Puma SE	(92)	(56,908)	(2,323)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(298)	(60,706)	(1,745)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(103,705)	(2,063,882)	(65,026)	(0.3)

Total of Long and Short Positions of Total Return Basket Swaps	(4,999)	(1,078,468)	(66,703)	(0.3)

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ TONAR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (4.00)% to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/26/2028 – 5/2/2029	$1,084,624	$(61,449)	$9,608	$(51,841)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
TS Tech Co. Ltd.	1,300	39,042	(635)	(0.0	)(a)

Automobiles
Isuzu Motors Ltd.	5,600	80,655	1,567	0.0	(a)

Chemicals
Asahi Kasei Corp.	7,200	74,206	(1,018)	(0.0	)(a)
Daicel Corp.	7,800	87,505	(304)	(0.0	)(a)
Mitsubishi Gas Chemical Co., Inc.	2,000	30,026	276	0.0	(a)
Showa Denko KK	2,300	78,522	527	0.0	(a)
Sumitomo Chemical Co. Ltd.	15,200	75,833	3,233	0.0	(a)
Tokai Carbon Co. Ltd.	6,700	77,530	262	0.0	(a)
Tokuyama Corp.	3,400	84,473	(2,185)	(0.0	)(a)
Tosoh Corp.	500	8,062	(66)	(0.0	)(a)
Ube Industries Ltd.	3,700	79,164	(2,761)	(0.0	)(a)

	48,800	595,321	(2,036)	(0.0	)(a)

Construction & Engineering
Hazama Ando Corp.	12,100	81,366	4,990	0.1
Kyowa Exeo Corp.	2,900	79,322	(332)	(0.0	)(a)
Kyudenko Corp.	2,400	68,493	2,554	0.0	(a)
Maeda Corp.	7,800	77,679	1,914	0.0	(a)
Sumitomo Mitsui Construction Co. Ltd.	11,200	73,095	1,708	0.0	(a)

	36,400	379,955	10,834	0.1

Construction Materials
Taiheiyo Cement Corp.	2,300	74,172	(6,318)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	300	12,483	197	0.0	(a)

Electric Utilities
Chubu Electric Power Co., Inc.	4,800	69,800	(829)	(0.0	)(a)
Kansai Electric Power Co., Inc. (The)	5,600	67,750	(11,519)	(0.1)
Tokyo Electric Power Co. Holdings, Inc.*	12,900	72,864	(2,266)	(0.0	)(a)

	23,300	210,414	(14,614)	(0.1)

Electrical Equipment
Nippon Carbon Co. Ltd.	1,800	79,432	(5,699)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.	5,500	88,987	10,295	0.0	(a)

Entertainment
Capcom Co. Ltd.	3,500	78,973	3,516	0.0	(a)
DeNA Co. Ltd.	5,200	81,208	4,816	0.0	(a)
GungHo Online Entertainment, Inc.	24,800	77,373	(5,483)	(0.0	)(a)

	33,500	237,554	2,849	0.0	(a)

Food & Staples Retailing
Lawson, Inc.	1,700	79,373	(8,055)	(0.0	)(a)
Matsumotokiyoshi Holdings Co. Ltd.	400	13,244	568	0.0	(a)

	2,100	92,617	(7,487)	(0.0	)(a)

Food Products
Fuji Oil Holdings, Inc.	2,500	80,304	(1,260)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	2,700	75,341	1,662	0.0	(a)
Medipal Holdings Corp.	3,300	74,205	(1,766)	(0.0	)(a)
Suzuken Co. Ltd.	1,500	86,490	588	0.0	(a)

	7,500	236,036	484	0.0	(a)

Hotels, Restaurants & Leisure
Round One Corp.	6,000	80,851	4,880	0.0	(a)

Household Durables
Casio Computer Co. Ltd.	5,900	74,318	60	0.0	(a)
Nikon Corp.	5,600	78,096	(1,922)	(0.0	)(a)
Sony Corp.	1,800	90,663	7,903	0.0	(a)

	13,300	243,077	6,041	0.0	(a)

Insurance
Japan Post Holdings Co. Ltd.	7,200	80,638	465	0.0	(a)

Interactive Media & Services
Mixi, Inc.	1,600	34,573	(1,159)	(0.0	)(a)

IT Services
NET One Systems Co. Ltd.	3,400	88,277	1,267	0.0	(a)
Nihon Unisys Ltd.	3,000	76,909	1,073	0.0	(a)

	6,400	165,186	2,340	0.0	(a)

Machinery
DMG Mori Co. Ltd.	5,400	77,869	2,812	0.0	(a)
IHI Corp.	3,200	76,395	(387)	(0.0	)(a)
Japan Steel Works Ltd. (The)	4,300	83,107	3,340	0.0	(a)
Mitsubishi Heavy Industries Ltd.	1,900	79,183	(311)	(0.0	)(a)
OKUMA Corp.	1,300	76,582	3,047	0.0	(a)
Takeuchi Manufacturing Co. Ltd.	4,600	87,232	1,502	0.0	(a)

	20,700	480,368	10,003	0.0	(a)

Metals & Mining
Tokyo Steel Manufacturing Co. Ltd.	10,100	86,495	5,494	0.0	(a)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	3,000	61,952	(1,947)	(0.0	)(a)
JXTG Holdings, Inc.	5,000	24,326	45	0.0	(a)

	8,000	86,278	(1,902)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Pharmaceuticals
Astellas Pharma, Inc.	2,300	31,151	(2,214)	(0.0	)(a)
Kaken Pharmaceutical Co. Ltd.	1,800	77,105	(1,653)	(0.0	)(a)
Shionogi & Co. Ltd.	200	11,683	103	0.0	(a)
Sumitomo Dainippon Pharma Co. Ltd.	3,300	72,907	(4,150)	(0.0	)(a)
Taisho Pharmaceutical Holdings Co. Ltd.	800	74,000	179	0.0	(a)

	8,400	266,846	(7,735)	(0.0	)(a)

Road & Rail
Central Japan Railway Co.	400	86,016	(1,448)	(0.0	)(a)
Seino Holdings Co. Ltd.	5,800	78,958	596	0.0	(a)

	6,200	164,974	(852)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	2,600	73,733	1,467	0.0	(a)

Specialty Retail
Aoyama Trading Co. Ltd.	3,400	74,681	541	0.0	(a)
Shimachu Co. Ltd.	3,000	72,543	(3,380)	(0.0	)(a)

	6,400	147,224	(2,839)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	500	9,873	231	0.0	(a)
NEC Corp.	2,400	81,055	838	0.0	(a)

	2,900	90,928	1,069	0.0	(a)

Trading Companies & Distributors
Kanamoto Co. Ltd.	3,000	71,215	(1,945)	(0.0	)(a)
Marubeni Corp.	4,400	31,529	368	0.0	(a)
Mitsubishi Corp.	2,800	77,134	47	0.0	(a)
Mitsui & Co. Ltd.	4,900	79,255	2,205	0.0	(a)
Sojitz Corp.	23,000	79,183	1,136	0.0	(a)

	38,100	338,316	1,811	0.0	(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	3,300	78,832	1,422	0.0	(a)

Wireless Telecommunication Services
KDDI Corp.	3,200	73,752	5,253	0.0	(a)
NTT DOCOMO, Inc.	200	4,343	262	0.0	(a)

	3,400	78,095	5,515	0.0	(a)

Total Long Positions of Total Return Basket Swaps	315,500	4,703,386	14,197	0.0	(a)

Short Positions

Common Stocks
Auto Components
Nifco, Inc.	(2,200)	(62,104)	(1,857)	(0.0	)(a)
Sumitomo Rubber Industries Ltd.	(3,900)	(47,956)	496	0.0	(a)
Toyo Tire Corp.	(4,900)	(57,322)	515	0.0	(a)

	(11,000)	(167,382)	(846)	(0.0	)(a)

Automobiles
Nissan Motor Co. Ltd.	(6,900)	(55,393)	1,952	0.0	(a)

Banks
Bank of Kyoto Ltd. (The)	(1,300)	(56,335)	(1,015)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Banks — continued
Japan Post Bank Co. Ltd.	(5,600)	(61,658)	21	0.0	(a)

	(6,900)	(117,993)	(994)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,400)	(59,343)	(1,905)	(0.0	)(a)

Chemicals
Air Water, Inc.	(3,900)	(59,489)	130	0.0	(a)
Kansai Paint Co. Ltd.	(500)	(9,533)	308	0.0	(a)

	(4,400)	(69,022)	438	0.0	(a)

Commercial Services & Supplies
Sohgo Security Services Co. Ltd.	(1,400)	(62,553)	(1,470)	(0.0	)(a)
Toppan Printing Co. Ltd.	(3,500)	(56,809)	(2,448)	(0.0	)(a)

	(4,900)	(119,362)	(3,918)	(0.0	)(a)

Construction & Engineering
Chiyoda Corp.*	(8,600)	(27,251)	(4,608)	(0.0	)(a)
JGC Corp.	(1,200)	(17,290)	1,135	0.0	(a)

	(9,800)	(44,541)	(3,473)	(0.0	)(a)

Construction Materials
Sumitomo Osaka Cement Co. Ltd.	(1,500)	(61,125)	(325)	(0.0	)(a)

Consumer Finance
Aiful Corp.*	(3,700)	(8,681)	(144)	(0.0	)(a)

Containers & Packaging
FP Corp.	(900)	(54,835)	(1,511)	(0.0	)(a)

Electrical Equipment
Fujikura Ltd.	(15,100)	(62,305)	(620)	(0.0	)(a)
GS Yuasa Corp.	(1,200)	(24,110)	824	0.0	(a)
Mabuchi Motor Co. Ltd.	(1,500)	(55,632)	(1,759)	(0.0	)(a)
Mitsubishi Electric Corp.	(4,600)	(65,826)	(2,910)	(0.0	)(a)
Nidec Corp.	(400)	(57,135)	(3,010)	(0.1)

	(22,800)	(265,008)	(7,475)	(0.1)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(500)	(57,950)	(2,548)	(0.0	)(a)
Hitachi High-Technologies Corp.	(1,300)	(57,943)	(2,911)	(0.1)
Murata Manufacturing Co. Ltd.	(300)	(15,064)	807	0.0	(a)
Omron Corp.	(1,000)	(53,714)	(2,349)	(0.0	)(a)
TDK Corp.	(700)	(61,330)	(1,182)	(0.0	)(a)
Yaskawa Electric Corp.	(1,500)	(55,842)	(1,967)	(0.0	)(a)

	(5,300)	(301,843)	(10,150)	(0.1)

Food & Staples Retailing
Aeon Co. Ltd.	(300)	(5,546)	105	0.0	(a)
Cosmos Pharmaceutical Corp.	(300)	(47,958)	940	0.0	(a)
Tsuruha Holdings, Inc.	(100)	(8,523)	(577)	(0.0	)(a)

	(700)	(62,027)	468	0.0	(a)

Food Products
Calbee, Inc.	(2,000)	(55,381)	(2,749)	(0.0	)(a)
Yamazaki Baking Co. Ltd.	(3,500)	(52,140)	1,830	0.0	(a)

	(5,500)	(107,521)	(919)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Health Care Providers & Services
Japan Lifeline Co. Ltd.	(3,400)	(53,925)	(303)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(300)	(9,582)	69	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(900)	(46,248)	(3,493)	(0.0	)(a)
Resorttrust, Inc.	(3,500)	(48,995)	(700)	(0.0	)(a)
Saizeriya Co. Ltd.	(2,700)	(60,744)	(10,781)	(0.1)
Toridoll Holdings Corp.	(2,800)	(62,712)	(3,226)	(0.0	)(a)

	(10,200)	(228,281)	(18,131)	(0.1)

Household Durables
Panasonic Corp.	(6,600)	(60,774)	(2,089)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(600)	(20,103)	393	0.0	(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(2,800)	(49,738)	(2,081)	(0.0	)(a)

IT Services
GMO internet, Inc.	(2,200)	(34,147)	2,341	0.0	(a)
GMO Payment Gateway, Inc.	(700)	(55,819)	(4,080)	(0.0	)(a)

	(2,900)	(89,966)	(1,739)	(0.0	)(a)

Machinery
CKD Corp.	(4,600)	(53,502)	(1,493)	(0.0	)(a)
Daifuku Co. Ltd.	(900)	(55,369)	(4,285)	(0.0	)(a)
Kawasaki Heavy Industries Ltd.	(2,300)	(53,735)	2,581	0.0	(a)
Komatsu Ltd.	(2,100)	(54,244)	(1,624)	(0.0	)(a)
Makita Corp.	(1,500)	(54,725)	(50)	(0.0	)(a)
MISUMI Group, Inc.	(2,400)	(62,667)	(1,881)	(0.0	)(a)
Mitsui E&S Holdings Co. Ltd.*	(6,000)	(59,289)	5,319	0.0	(a)
Miura Co. Ltd.	(2,200)	(56,321)	(4,637)	(0.0	)(a)
Nabtesco Corp.	(1,800)	(55,195)	(897)	(0.0	)(a)
NGK Insulators Ltd.	(3,700)	(54,959)	1,565	0.0	(a)

	(27,500)	(560,006)	(5,402)	(0.0	)(a)

Marine
Kawasaki Kisen Kaisha Ltd.	(2,100)	(30,528)	(4,662)	(0.0	)(a)
Nippon Yusen KK	(700)	(11,961)	(1,098)	(0.0	)(a)

	(2,800)	(42,489)	(5,760)	(0.0	)(a)

Media
Vector, Inc.*	(4,500)	(53,577)	2,842	0.0	(a)

Metals & Mining
Dowa Holdings Co. Ltd.	(1,700)	(55,433)	1,863	0.0	(a)
Hitachi Metals Ltd.	(4,800)	(55,482)	790	0.0	(a)
Mitsubishi Materials Corp.	(2,300)	(59,821)	3,246	0.0	(a)
Sumitomo Metal Mining Co. Ltd.	(1,900)	(59,762)	331	0.0	(a)

	(10,700)	(230,498)	6,230	0.0	(a)

Multiline Retail
Marui Group Co. Ltd.	(500)	(10,171)	(197)	(0.0	)(a)
Pan Pacific International Holdings Corp.	(100)	(6,444)	(215)	(0.0	)(a)
Takashimaya Co. Ltd.	(4,900)	(55,097)	2,872	0.0	(a)

	(5,500)	(71,712)	2,460	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Personal Products
Shiseido Co. Ltd.	(700)	(55,061)	(1,376)	(0.0	)(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(800)	(55,240)	(1,379)	(0.0	)(a)
Ono Pharmaceutical Co. Ltd.	(3,000)	(56,355)	(1,442)	(0.0	)(a)

	(3,800)	(111,595)	(2,821)	(0.0	)(a)

Professional Services
Outsourcing, Inc.	(4,200)	(55,221)	(1,387)	(0.0	)(a)
Persol Holdings Co. Ltd.	(2,900)	(54,663)	(4,866)	(0.0	)(a)

	(7,100)	(109,884)	(6,253)	(0.0	)(a)

Road & Rail
Keikyu Corp.	(3,800)	(64,926)	(4,500)	(0.0	)(a)
Tobu Railway Co. Ltd.	(2,000)	(56,633)	(2,316)	(0.0	)(a)

	(5,800)	(121,559)	(6,816)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(700)	(51,618)	(2,711)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(400)	(47,721)	1,305	0.0	(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(3,400)	(54,533)	(960)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Asics Corp.	(4,600)	(56,671)	(1,592)	(0.0	)(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(1,300)	(54,975)	(2,040)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(191,000)	(3,618,762)	(75,646)	(0.3)

Total of Long and Short Positions of Total Return Basket Swaps	124,500	1,084,624	(61,449)	(0.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.75)% to 0.30%), which is denominated in CHF based on the local currencies of the positions within the swaps.	5/26/2028 – 4/30/2029	$29,764	$(20,158)	$(3,957)	$(24,115)

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	283	57,161	1,319	0.0	(a)

Pharmaceuticals
Roche Holding AG	267	69,855	(1,982)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	781	79,691	832	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,331	206,707	169	0.0	(a)

Short Positions

Common Stocks
Chemicals
Givaudan SA (Registered)	(21)	(54,375)	(735)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(387)	(56,252)	(2,027)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(1,571)	(66,316)	(17,565)	(0.1)

Total Short Positions of Total Return Basket Swaps	(1,979)	(176,943)	(20,327)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(648)	29,764	(20,158)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA and one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/27/2028 – 4/30/2029	$618,659	$(13,243)	$1,032	$(12,211)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	18,215	72,054	(1,663)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	2,513	89,648	3,121	0.0	(a)

Food & Staples Retailing
Metcash Ltd.	5,796	11,728	992	0.0	(a)

IT Services
Computershare Ltd.	6,789	85,407	1,589	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Metals & Mining
Alumina Ltd.	41,748	66,061	(7,259)	(0.0	)(a)
BHP Group Ltd.	2,916	77,164	(912)	(0.0	)(a)
Iluka Resources Ltd.	11,771	71,829	(4,487)	(0.0	)(a)
Rio Tinto Ltd.	1,132	76,300	(2,201)	(0.0	)(a)
Sandfire Resources NL	6,784	33,744	(2,222)	(0.0	)(a)

	64,351	325,098	(17,081)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	39,587	59,363	(50)	(0.0	)(a)
Santos Ltd.	12,011	60,783	1,647	0.0	(a)
Whitehaven Coal Ltd.	10,854	32,191	1,799	0.0	(a)
Woodside Petroleum Ltd.	2,425	60,454	390	0.0	(a)

	64,877	212,791	3,786	0.0	(a)

Total Long Positions of Total Return Basket Swaps	162,541	796,726	(9,256)	0.0	(a)

Short Positions

Common Stocks
Diversified Financial Services
Challenger Ltd.	(7,924)	(45,871)	(3,152)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,355)	(41,075)	679	0.0	(a)
Star Entertainment Grp Ltd. (The)	(10,343)	(33,118)	(1,060)	(0.0	)(a)

	(11,698)	(74,193)	(381)	(0.0	)(a)

Transportation Infrastructure
Qube Holdings Ltd.	(29,058)	(58,003)	(454)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(48,680)	(178,067)	(3,987)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	113,861	618,659	(13,243)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
1 day CHF LIBOR	(0.79)%
1 month CHF LIBOR	(0.79)%
BA	1.98%
BBR	1.60%
BOJ TONAR	(0.10)%
CORRA	1.78%
EONIA	(0.36)%
EURIBOR	(0.37)%
FEDEF	2.45%
GBP LIBOR	0.73%
JPY LIBOR	(0.11)%
OIS-RBA	1.50%
SONIA	0.71%
USD LIBOR	2.48%

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Summary of total OTC swap contracts outstanding as of April 30, 2018:
	NET UPFRONT PAYMENTS (RECEIPTS)($)	VALUE($)
Assets
Total return basket swaps contracts outstanding	—	74,662

Liabilities

Total return basket swaps contracts outstanding	—	(401,559)

Abbreviations

AUD	— Australian Dollar
BA	— Banker’s Acceptance Rate
BBR	— Bank Base Rate
BOJ	— Bank of Japan
CAD	— Canadian Dollar
CHF	— Swiss Franc
CORRA	— Canadian Overnight Repo Rate Average
EONIA	— Euro Over Night Index Average
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
OIS-RBA	— Overnight Indexed Swap-Reserve Bank of Australia
OYJ	— Public Limited Company
SCA	— Limited partnership with share capital

SGPS	— Holding company
SONIA TONAR USD	— Sterling Overnight Index Average
— Tokyo Overnight Average Rate
— United States Dollar

(a)	— Amount rounds to less than 0.1% of net assets.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States.

*	— Non-income producing security.
(1)	— Notional value represents market value, as of April 30, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 85.6%

Investment Companies — 85.6%

JPMorgan Prime Money Market Fund Class IM Shares, 2.54% (a) (b) (Cost $44,419,264)	44,405,942	44,419,264

Total Investments — 85.6% (Cost $44,419,264)		44,419,264
Other Assets Less Liabilities — 14.4%		7,488,617

Net Assets — 100.0%		51,907,881

Percentages indicated are based on net assets.

(a)	Investmentin affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	Therate shown is the current yield as of April 30, 2019.

Futures contracts outstanding as of April 30, 2019:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts

CAC 40 10 Euro Index	3	05/2019	EUR	186,831	2,811

Hang Seng Index	3	05/2019	HKD	564,467	2,909

IBEX 35 Index	2	05/2019	EUR	214,709	2,631

LME Aluminum Base Metal	43	05/2019	USD	1,905,975	(136,505)

LME Nickel Base Metal	10	05/2019	USD	728,850	(77,442)

LME Zinc Base Metal	14	05/2019	USD	1,020,250	35,358

100 oz Gold	7	06/2019	USD	899,920	(10,779)

Australia 10 Year Bond	55	06/2019	AUD	5,361,425	88,447

Australia 3 Year Bond	198	06/2019	AUD	15,902,014	119,281

Canada 10 Year Bond	43	06/2019	CAD	4,438,337	67,807

EURO STOXX 50 Index	5	06/2019	EUR	193,872	3,538

Euro-Bobl	80	06/2019	EUR	11,927,542	77,270

Euro-Bund	30	06/2019	EUR	5,562,351	78,284

Euro-Buxl	11	06/2019	EUR	2,328,598	85,388

FTSE 100 Index	2	06/2019	GBP	192,482	(998)

FTSE MIB Index	2	06/2019	EUR	240,801	705

Japan 10 Year Bond	12	06/2019	JPY	16,462,498	29,188

Lean Hogs	3	06/2019	USD	105,870	(11,949)

Live Cattle	75	06/2019	USD	3,427,500	(137,991)

LME Aluminum Base Metal	1	06/2019	USD	44,650	(1,556)

LME Zinc Base Metal	20	06/2019	USD	1,435,500	3,410

Long Gilt	25	06/2019	GBP	4,150,632	(2,107)

S&P 500 E-Mini Index	4	06/2019	USD	589,900	15,467

SPI 200 Index	9	06/2019	AUD	1,000,694	15,779

U.S. Treasury 2 Year Note	81	06/2019	USD	17,254,266	49,982

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

U.S. Treasury 5 Year Note	71	06/2019	USD	8,211,039	59,015

U.S. Treasury 10 Year Note	95	06/2019	USD	11,750,313	130,268

U.S. Treasury Long Bond	20	06/2019	USD	2,950,625	39,392

WTI Crude Oil	12	06/2019	USD	767,760	(6,302)

Cocoa	39	07/2019	USD	920,010	(5,097)

Copper	4	07/2019	USD	290,550	(4,136)

LME Nickel Base Metal	6	07/2019	USD	438,876	(15,152)

LME Zinc Base Metal	7	07/2019	USD	497,350	3,187

WTI Crude Oil	6	07/2019	USD	383,820	(3,006)

Live Cattle	15	08/2019	USD	670,650	(25,414)

Cotton No. 2	10	12/2019	USD	378,450	245

					471,928

Short Contracts

LME Aluminum Base Metal	(43)	05/2019	USD	(1,905,975)	82,152

LME Nickel Base Metal	(10)	05/2019	USD	(728,850)	60,816

LME Zinc Base Metal	(14)	05/2019	USD	(1,020,250)	(8,514)

Natural Gas	(3)	05/2019	USD	(77,310)	9,112

WTI Crude Oil	(2)	05/2019	USD	(127,780)	(385)

Canada 10 Year Bond	(3)	06/2019	CAD	(309,651)	14

Euro-Bund	(22)	06/2019	EUR	(4,079,057)	(63,418)

Euro-Schatz	(5)	06/2019	EUR	(627,647)	63

Lean Hogs	(7)	06/2019	USD	(247,030)	(17,371)

LME Aluminum Base Metal	(19)	06/2019	USD	(848,350)	65,968

Long Gilt	(5)	06/2019	GBP	(830,126)	3,594

Sugar No. 11	(27)	06/2019	USD	(373,162)	10,559

TOPIX Index	(1)	06/2019	JPY	(145,743)	(2,226)

Cocoa	(15)	07/2019	USD	(353,850)	5,195

Coffee ‘C’	(30)	07/2019	USD	(1,047,937)	135,997

Corn	(173)	07/2019	USD	(3,135,625)	159,215

Cotton No. 2	(13)	07/2019	USD	(499,070)	8,616

Lean Hogs	(8)	07/2019	USD	(295,600)	3,366

Natural Gas	(13)	07/2019	USD	(343,330)	4,655

Silver	(4)	07/2019	USD	(299,500)	(411)

Soybean	(23)	07/2019	USD	(982,100)	63,370

Wheat	(75)	07/2019	USD	(1,607,813)	110,366

Feeder Cattle	(33)	08/2019	USD	(2,460,975)	142,140

Coffee ‘C’	(20)	09/2019	USD	(715,875)	17,415

Corn	(46)	09/2019	USD	(852,150)	9,614

					799,902

					1,271,830

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar
IBEX	— International Business Exchange

JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
TOPIX	— Tokyo Stock Price Index
USD	— United States Dollar
WTI	— West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of April 30, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,565,611	AUD	2,202,276	TD Bank Financial Group	5/10/2019	12,822

USD	359,724	EUR	319,309	BNP Paribas	5/10/2019	1,336

USD	281,313	JPY	31,276,238	TD Bank Financial Group	5/10/2019	356

CAD	109,013	USD	80,827	Merrill Lynch International	5/15/2019	573

IDR	4,128,077,527	USD	289,852	Goldman Sachs International**	5/15/2019	207

INR	19,977,438	USD	286,210	Merrill Lynch International**	5/15/2019	368

MXN	5,927,646	USD	311,377	HSBC Bank, NA	5/15/2019	629

NZD	125,779	NOK	721,236	Credit Suisse International	5/15/2019	383

NZD	151,325	USD	100,795	Barclays Bank plc	5/15/2019	298

RUB	20,170,984	USD	310,161	Goldman Sachs International**	5/15/2019	1,349

USD	311,856	CZK	7,078,281	Citibank, NA	5/15/2019	2,029

USD	5,651,051	EUR	4,997,191	State Street Corp.	5/15/2019	39,748

USD	692,698	GBP	528,651	BNP Paribas	5/15/2019	2,840

USD	309,866	HUF	88,146,196	Merrill Lynch International	5/15/2019	4,368

USD	311,816	ILS	1,113,430	BNP Paribas	5/15/2019	2,071

USD	4,455,173	JPY	494,669,889	State Street Corp.	5/15/2019	9,543

USD	308,538	KRW	351,514,676	Goldman Sachs International**	5/15/2019	6,558

USD	4,420,811	NOK	37,636,813	TD Bank Financial Group	5/15/2019	55,940

USD	310,836	PLN	1,180,355	BNP Paribas	5/15/2019	1,835

USD	59,081	SEK	560,401	Barclays Bank plc	5/15/2019	9

USD	2,011,726	SEK	18,541,856	Citibank, NA	5/15/2019	57,232

USD	533,984	JPY	58,550,000	State Street Corp.	7/16/2019	5,113

Total unrealized appreciation						205,607

AUD	1,450,300	USD	1,038,599	Merrill Lynch International	5/10/2019	(16,016)

AUD	897,555	USD	641,584	Merrill Lynch International	5/15/2019	(8,649)

CAD	5,621,921	USD	4,232,510	Merrill Lynch International	5/15/2019	(34,633)

CHF	1,028,939	USD	1,032,591	Citibank, NA	5/15/2019	(21,478)

EUR	50,295	USD	57,027	HSBC Bank, NA	5/15/2019	(551)

NOK	486,836	NZD	84,813	Goldman Sachs International	5/15/2019	(199)

NZD	85,589	USD	57,839	HSBC Bank, NA	5/15/2019	(661)

NZD	10,586,757	USD	7,144,717	Merrill Lynch International	5/15/2019	(72,172)

USD	58,432	EUR	52,413	Citibank, NA	5/15/2019	(422)

USD	66,893	EUR	59,661	Merrill Lynch International	5/15/2019	(100)

ZAR	4,375,591	USD	310,688	BNP Paribas	5/15/2019	(5,289)

JPY	58,668,118	USD	541,210	Australia & New Zealand Banking Group Ltd.	7/16/2019	(11,272)

Total unrealized depreciation						(171,442)

Net unrealized appreciation						34,165

**	— Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— India Rupee

JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019 (Unaudited)

	JPMorgan Diversified Alternatives ETF (1)	JPMorgan Event Driven ETF	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF (1)
ASSETS:
Investments in non-affiliates, at value	$98,525,674	$23,676,259	$17,843,803	$—
Investments in affiliates, at value	59,203,306	3,854,360	5,894,953	44,419,264
Investments of cash collateral received from securities loaned, at value (Note 2.D.)	—	148,400	—	—
Restricted cash	400	—	—	—
Restricted cash for OTC derivatives	6,368,685	—	280,000	—
Cash	4,240,637	3,168	4,345	3,388,865
Foreign currency, at value	1,471,333	114,987	70,228	1,313,630
Deposits at broker for futures contracts	4,997,000	—	95,000	2,796,000
Prepaid Expenses	15,528	17,916	17,680	8,585
Receivables:
Investment securities sold	360,978	150,872	—	—
Fund shares sold	1,875	—	—	—
Interest from non-affiliates	37,339	4,243	7,587	—
Dividends from affiliates	128,149	3,155	6,761	86,530
Tax reclaims	13,590	2,058	119	—
Securities lending income (Note 2.D.)	—	690	—	—
Variation margin on futures contracts	—	—	595	44,756
Unrealized appreciation on forward foreign currency exchange contracts	584,555	26,332	3,431	205,607
Outstanding swap contracts, at value	638,377	26,193	74,662	—

Total Assets	176,587,426	28,028,633	24,299,164	52,263,237

LIABILITIES:
Payables:
Investment securities purchased	345,310	138,949	—	—
Collateral received on securities loaned (Note 2.D.)	—	148,400	—	—
Fund shares redeemed	1,250,002	—	—	—
Variation margin on futures contracts	59,504	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	355,287	8,103	2,599	171,442
Outstanding swap contracts, at value	846,746	72,422	401,559	—
Accrued liabilities:
Investment advisory fees	68,998	16,328	10,718	2,481
Administration fees	12,868	1,687	1,472	3,558
Custodian, Accounting and Transfer Agent fees	34,547	10,524	12,222	15,891
Trustees’ and Chief Compliance Officer’s fees	3,045	388	380	770
Professional fees	115,133	70,544	65,968	142,332
Other	58,772	14,595	12,666	18,882

Total Liabilities	3,150,212	481,940	507,584	355,356

Net Assets	$173,437,214	$27,546,693	$23,791,580	$51,907,881

NET ASSETS:
Paid-in-Capital	$172,651,846	$26,295,466	$26,565,042	$52,555,573
Total distributable earnings (loss)	785,368	1,251,227	(2,773,462)	(647,692)

Total Net Assets	$173,437,214	$27,546,693	$23,791,580	$51,907,881

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	6,950,000	1,050,000	1,100,000	2,150,000

Net asset value, per share	$24.96	$26.23	$21.63	$24.14

Cost of investments in non-affiliates	$93,706,694	$22,851,158	$16,980,119	$—
Cost of investments in affiliates	59,203,306	3,854,360	5,894,953	44,419,264
Cost of foreign currency	1,469,543	114,725	70,400	1,308,312
Investment securities on loan, at value	—	143,248	—	—
Cost of investment of cash collateral	—	148,400	—	—

(1)	Consolidated Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

STATEMENTS OF OPERATIONS

FOX THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

	JPMorgan Diversified Alternatives ETF (1)	JPMorgan Event Driven ETF	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF (1)
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,023,057	$115,192	$168,201	$15,802
Dividend income from affiliates	750,833	39,486	65,650	471,344
Interest income from non-affiliates	43,780	54,932	26,666	28,952
Interest income from affiliates	7,575	92	46	2,789
Non-cash dividend income from non-affiliates	—	17,206	—	—
Income from securities lending (net)	—	1,024	35	—
Foreign taxes withheld	(7,606)	(1,891)	—	—

Total investment income	1,817,639	226,041	260,598	518,887

EXPENSES:
Investment advisory fees (Note 3.A.)	634,792	97,726	73,467	136,562
Administration fees (Note 3.B.)	85,119	10,208	9,587	21,868
Interest expense to non-affiliates	6,567	—	484	4,404
Interest expense to affiliates	2,230	128	389	1,247
Professional fees	79,438	71,286	68,272	17,661
Trustees’ and Chief Compliance Officer’s fees	15,125	463	394	19,278
Printing and mailing costs	11,765	2,821	767	2,859
Registration and filing fees	8,700	8,904	8,509	9,812
Custodian, Accounting and Transfer Agent fees (Note 3.C.)	60,905	26,272	25,992	33,992
Insurance expense	6,808	956	910	1,879
Offering costs (Note 2.G.)	—	1,133	8,227	3,567
Other	26,384	1,185	1,386	5,008

Total expenses	937,833	221,082	198,384	258,137

Less fee waived (Note 3.D.)	(182,732)	(107,934)	(83,054)	(145,502)
Less expense reimbursements from affiliates (Note 3.D.)	—	(6,847)	(35,488)	(2,728)
Less expense reimbursements from non-affiliates (Note 3.C.)	(2,600)	—	(800)	—

Net expenses	752,501	106,301	79,042	109,907

Net investment income (loss)	1,065,138	119,740	181,556	408,980

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(845,561)	(106,802)	(720,333)	—
Futures contracts	(1,291,308)	26,981	(259,906)	(1,069,828)
Foreign currency transactions	(53,034)	8,000	(3,714)	4,325
Forward foreign currency exchange contracts	351,416	21,819	11,565	(149,119)
Swaps	36,886	292,579	(291,629)	—

Net realized gain (loss)	(1,801,601)	242,577	(1,264,017)	(1,214,622)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	6,353,828	1,588,943	1,630,404	—
Futures contracts	603,120	(18,000)	24,573	2,326,792
Foreign currency translations	15,431	371	159	7,974
Forward foreign currency exchange contracts	(364,081)	1,787	(3,422)	(65,904)
Swaps	(1,060,547)	198,055	(1,362,048)	—

Change in net unrealized appreciation/depreciation	5,547,751	1,771,156	289,666	2,268,862

Net realized/unrealized gains (losses)	3,746,150	2,013,733	(974,351)	1,054,240

Change in net assets resulting from operations	$4,811,288	$2,133,473	$(792,795)	$1,463,220

(1)	Consolidated Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Alternatives ETF (1)		JPMorgan Event Driven ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,065,138	$1,300,771	$119,740	$155,470
Net realized gain (loss)	(1,801,601)	(11,210,432)	242,577	821,046
Change in net unrealized appreciation/depreciation	5,547,751	(3,747,495)	1,771,156	(973,655)

Change in net assets resulting from operations	4,811,288	(13,657,156)	2,133,473	2,861

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(868)	(871,185)	(13,930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(33,002,636)	61,503,845	—	26,295,474

NET ASSETS:
Change in net assets	(28,191,348)	47,845,821	1,262,288	26,284,405
Beginning of period	201,628,562	153,782,741	26,284,405	—

End of period	$173,437,214	$201,628,562	$27,546,693	$26,284,405

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$9,822,635	$80,126,851	$—	$26,295,474
Redeemed	(42,825,271)	(18,623,006)	—	—

Total change in net assets resulting from capital transactions	$(33,002,636)	$61,503,845	$—	$26,295,474

SHARE TRANSACTIONS:
Issued	400,000	3,150,000	—	1,050,000
Redeemed	(1,750,000)	(750,000)	—	—

Net increase in shares from share transactions	(1,350,000)	2,400,000	—	1,050,000

(a)	Commencement of operations was November 29, 2017.
(1)	Consolidated Statement of Changes in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Long/Short ETF		JPMorgan Managed Futures Strategy ETF (1)
	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (a)	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$181,556	$208,114	$408,980	$407,053
Net realized gain (loss)	(1,264,017)	(3,293,298)	(1,214,622)	(2,347,424)
Change in net unrealized appreciation/depreciation	289,666	268,758	2,268,862	(955,575)

Change in net assets resulting from operations	(792,795)	(2,816,426)	1,463,220	(2,895,946)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	—	(353,288)	(14,260)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,128,103	26,272,698	—	53,708,155

NET ASSETS:
Change in net assets	335,308	23,456,272	1,109,932	50,797,949
Beginning of period	23,456,272	—	50,797,949	—

End of period	$23,791,580	$23,456,272	$51,907,881	$50,797,949

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,599,472	$26,272,698	$—	$53,708,155
Redeemed	(4,471,369)	—	—	—

Total change in net assets resulting from capital transactions	$1,128,103	$26,272,698	$—	$53,708,155

SHARE TRANSACTIONS:
Issued	250,000	1,050,000	—	2,150,000
Redeemed	(200,000)	—	—	—

Net increase in shares from share transactions	50,000	1,050,000	—	2,150,000

(a)	Commencement of operations was January 23, 2018.
(b)	Commencement of operations was December 5, 2017.
(1)	Consolidated Statement of Changes in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan Diversified Alternatives ETF (1)
Six Months Ended April 30, 2019 (Unaudited)	$24.29	$0.13	$0.54	$0.67	$—	$—	$—
Year Ended October 31, 2018	26.06	0.17	(1.94)	(1.77)	— (f)	—	— (f)
Year Ended October 31, 2017	25.35	0.07	0.86	0.93	(0.21)	(0.01)	(0.22)
September 12, 2016 (g) through October 31, 2016	25.00	(0.02)	0.37	0.35	—	—	—

JPMorgan Event Driven ETF
Six Months Ended April 30, 2019 (Unaudited)	25.03	0.11	1.92	2.03	(0.83)	—	(0.83)
November 29, 2017 (g) through October 31, 2018	25.00	0.15	(0.11)	0.04	(0.01)	—	(0.01)

JPMorgan Long/Short ETF
Six Months Ended April 30, 2019 (Unaudited)	22.34	0.16	(0.87)	(0.71)	—	—	—
January 23, 2018 (g) through October 31, 2018	25.00	0.20	(2.86)	(2.66)	—	—	—

JPMorgan Managed Futures Strategy ETF (1)
Six Months Ended April 30, 2019 (Unaudited)	23.63	0.19	0.48	0.67	(0.16)	—	(0.16)
December 5, 2017 (g) through October 31, 2018	25.00	0.19	(1.55)	(1.36)	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.

(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(j)

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(1)	Consolidated Financial Highlights.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$24.96	$24.96	2.76%	2.59%		$173,437,214	0.78%		1.11%	0.97%		75%
24.29	24.33	(6.79)	(6.75)		201,628,562	0.79		0.69	1.08		145
26.06	26.09	3.68	3.51		153,782,741	0.76		0.25	1.31		107
25.35	25.42	1.44	1.68	(h)	51,977,433	0.85	(i)	0.47	6.65	(i)	5

26.23	26.33	8.65	8.59		27,546,693	0.82		0.92	1.69		108
25.03	25.14	0.18	0.62	(h)	26,284,405	0.74	(i)	0.64	1.85	(i)	141

21.63	21.59	(3.18)	(4.04)		23,791,580	0.65		1.48	1.58		75
22.34	22.50	(10.64)	(10.00	)(h)	23,456,272	0.60	(i)	1.15	1.95	(i)	99

24.14	24.15	2.87	2.52		51,907,881	0.44		1.63	1.02		—	(j)
23.63	23.72	(5.45)	(5.09	)(h)	50,797,949	0.45	(i)	0.88	1.35	(i)	—	(j)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 4 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversified/Non-Diversified
JPMorgan Diversified Alternatives ETF	Diversified
JPMorgan Event Driven ETF	Diversified
JPMorgan Long/Short ETF	Diversified
JPMorgan Managed Futures Strategy ETF	Non-Diversified

The investment objective of the JPMorgan Diversified Alternatives ETF (the “Diversified Alternatives ETF”) is to seek to provide long-term total return.

JPMorgan Event Driven ETF (the “Event Driven ETF”) commenced operations on November 29, 2017. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Long/Short ETF (the “Long/Short ETF”) commenced operations on January 23, 2018. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Managed Futures Strategy ETF (the “Managed Futures Strategy ETF”) commenced operations on December 5, 2017. The investment objective of the Fund is to seek to provide long-term total return.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, typically 50,000 shares referred to as “Creation Units.” Creation Units are issued and redeemed principally in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

Basis for Consolidation

Diversified Alternatives Fund CS Ltd. and Managed Futures Fund CS Ltd. (each, a “Subsidiary;” collectively, the “Subsidiaries”), are Cayman Islands exempted companies, incorporated on August 17, 2015 and August 17, 2017, respectively, are currently wholly-owned subsidiaries of the Diversified Alternatives ETF and Managed Futures Strategy ETF, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of such Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The consolidated financial statements for these Funds include the accounts of the Funds and the Subsidiaries. Subsequent references to the Funds within the Notes to Consolidated Financial Statements collectively refer to the Funds and the Subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements/financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, excluding Exchange-Traded Funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts, swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Consolidated Schedules of Portfolio Investments/Schedules of Portfolio Investments (“CSOIs/SOIs”):

Diversified Alternatives ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Chemicals	$2,860,913	$1,121,658	$—	$3,982,571
Construction & Engineering	—	75,068	—	75,068
Diversified Consumer Services	526,634	590,586	—	1,117,220
Food Products	2,659,381	756,433	—	3,415,814
Health Care Providers & Services	1,714,219	393,992	—	2,108,211
Household Durables	590,899	565,505	—	1,156,404
Other Common Stocks	86,670,386	—	—	86,670,386

Total Common Stocks	95,022,432	3,503,242	—	98,525,674

Short-Term Investments
Investment Companies	59,203,306	—	—	59,203,306

Total Investments in Securities	$154,225,738	$3,503,242	$—	$157,728,980

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Diversified Alternatives ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$584,555	$—	$584,555
Futures Contracts	2,492,434	14,246	—	2,506,680
Swaps	—	244,353	—	244,353

Total Appreciation in Other Financial Instruments	$2,492,434	$843,154	$—	$3,335,588

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(355,287)	$—	$(355,287)
Futures Contracts	(2,489,465)	(1,458)	—	(2,490,923)
Swaps	—	(921,617)	(1,172)	(922,789)

Total Depreciation in Other Financial Instruments	$(2,489,465)	$(1,278,362)	$(1,172)	$(3,768,999)

Event Driven ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$756,042	$157,981	$—	$914,023
Chemicals	344,862	166,375	—	511,237
Construction & Engineering	161,876	18,363	—	180,239
Containers & Packaging	191,672	365,502	—	557,174
Diversified Consumer Services	181,374	73,999	—	255,373
Food Products	242,668	96,147	—	338,815
Health Care Providers & Services	328,820	49,256	—	378,076
Household Durables	320,319	152,859	—	473,178
Industrial Conglomerates	—	174,467	—	174,467
Other Common Stocks	15,172,204	—	—	15,172,204

Total Common Stocks	17,699,837	1,254,949	—	18,954,786

Debt Securities
Foreign Government Securities	—	277,541	—	277,541
Short-Term Investments
Investment Companies	3,854,360	—	—	3,854,360
U.S. Treasury Obligations	—	4,443,932	—	4,443,932

Total Short-Term Investments	3,854,360	4,443,932	—	8,298,292

Investment of cash collateral from securities loaned	148,400	—	—	148,400

Total Investments in Securities	$21,702,597	$5,976,422	$—	$27,679,019

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$26,332	$—	$26,332
Swaps	—	28,172	—	28,172

Total Appreciation in Other Financial Instruments	$—	$54,504	$—	$54,504

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,103)	$—	$(8,103)
Swaps	—	(70,655)	—	(70,655)

Total Depreciation in Other Financial Instruments	$—	$(78,758)	$—	$(78,758)

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Long/Short ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (a)	$15,618,758	$—	$—	$15,618,758
Debt Securities
Foreign Government Securities	—	235,326	—	235,326
Short-Term Investments
Investment Companies	5,894,953	—	—	5,894,953
U.S. Treasury Obligations	—	1,989,719	—	1,989,719

Total Short-Term Investments	5,894,953	1,989,719	—	7,884,672

Total Investments in Securities	$21,513,711	$2,225,045	$—	$23,738,756

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,431	$—	$3,431
Futures Contracts	15,577	5,941	—	21,518
Swaps	—	62,589	—	62,589

Total Appreciation in Other Financial Instruments	$15,577	$71,961	$—	$87,538

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,599)	$—	$(2,599)
Futures Contracts	—	(486)	—	(486)
Swaps	—	(346,072)	—	(346,072)

Total Depreciation in Other Financial Instruments	$—	$(349,157)	$—	$(349,157)

Managed Futures Strategy ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$44,419,264	$—	$—	$44,419,264

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$205,607	$—	$205,607
Futures Contracts	1,789,995	12,594	—	1,802,589

Total Appreciation in Other Financial Instruments	$1,789,995	$218,201	$—	$2,008,196

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(171,442)	$—	$(171,442)
Futures Contracts	(529,761)	(998)	—	(530,759)

Total Depreciation in Other Financial Instruments	$(529,761)	$(172,440)	$—	$(702,201)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the six months ended April 30, 2019.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of April 30, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities (CSAL/SAL).

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes C(1) — C(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — The Funds used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Consolidated Statement of Operations/Statement of Operations (“CSOP/SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP/SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the CSOI/SOIs, while cash deposited, which is considered restricted, is recorded on the CSAL/SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL/SAL.

The use of futures contracts exposes the Funds to interest rate risk, commodities risk and equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the CSAL/SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

These Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Diversified Alternatives ETF, Event Driven ETF and Long/Short ETF engaged in various swap transactions, including total return basket swaps, to manage credit and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively, on the CSAL/SAL and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the CSAL/SAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOIs/SOIs, while cash deposited, which is considered restricted, is recorded on the CSAL/SAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL/SAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the CSOP/SOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted or received by the Funds is reported on the CSAL/SAL as Restricted cash for OTC derivatives.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Diversified Alternatives ETF, Event Driven ETF and Long/Short ETF entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of each Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that a Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty for swap contracts on the CSAL/SAL and as Net realized gain (loss) on transactions from swaps on the CSOP/SOP.

Each swap involves additional risks than if a Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of a Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Funds’ activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., a Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL/SAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL/SAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP/SOP.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2019, by their primary underlying risk exposure and respective location on the CSAL/SAL:

Diversified Alternatives ETF

Derivative Contract	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Commodity contracts	Receivables, Net assets — Unrealized Appreciation	$1,390,525	$—	$—	$1,390,525
Equity contracts	Receivables, Net assets — Unrealized Appreciation	54,288	—	638,377	692,665
Foreign exchange contracts	Receivables	—	584,555	—	584,555
Interest rate contracts	Receivables, Net assets — Unrealized Appreciation	1,061,867	—	—	1,061,867

Total		$2,506,680	$584,555	$638,377	$3,729,612

Gross Liabilities:
Commodity contracts	Payables, Net assets — Unrealized Depreciation	$(675,482)	$—	$—	$(675,482)
Equity contracts	Payables, Net assets — Unrealized Depreciation	(1,708,481)	—	(846,746)	(2,555,227)
Foreign exchange contracts	Payables	—	(355,287)	—	(355,287)
Interest rate contracts	Payables, Net assets — Unrealized Depreciation	(106,960)	—	—	(106,960)

Total		$(2,490,923)	$(355,287)	$(846,746)	$(3,692,956)

Event Driven ETF

Derivative Contract	SAL Location
Gross Assets:		Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables	$—	$26,193	$26,193
Foreign exchange contracts	Receivables	26,332	—	26,332

Total		$26,332	$26,193	$52,525

Gross Liabilities:
Equity contracts	Payables	$—	$(72,422)	$(72,422)
Foreign exchange contracts	Payables	(8,103)	—	(8,103)

Total		$(8,103)	$(72,422)	$(80,525)

Long/Short ETF

Derivative Contract	SAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$21,518	$—	$74,662	$96,180
Foreign exchange contracts	Receivables	—	3,431	—	3,431

Total		$21,518	$3,431	$74,662	$99,611

Gross Liabilities:
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(486)	$—	$(401,559)	$(402,045)
Foreign exchange contracts	Payables	—	(2,599)	—	(2,599)

Total		$(486)	$(2,599)	$(401,559)	$(404,644)

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Managed Futures Strategy ETF

Derivative Contract	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	Receivables, Net assets — Unrealized Appreciation	$930,756	$—	$930,756
Equity contracts	Receivables, Net assets — Unrealized Appreciation	43,840	—	43,840
Foreign exchange contracts	Receivables	—	205,607	205,607
Interest rate contracts	Receivables, Net assets — Unrealized Appreciation	827,993	—	827,993

Total		$1,802,589	$205,607	$2,008,196

Gross Liabilities:
Commodity contracts	Payables, Net assets — Unrealized Depreciation	$(462,010)	$—	$(462,010)
Equity contracts	Payables, Net assets — Unrealized Depreciation	(3,224)	—	(3,224)
Foreign exchange contracts	Payables	—	(171,442)	(171,442)
Interest rate contracts	Payables, Net assets — Unrealized Depreciation	(65,525)	—	(65,525)

Total		$(530,759)	$(171,442)	$(702,201)

(a)

This amount represents the cumulative appreciation/depreciation of futures contracts as reported on the CSOI/SOI. The CSAL/SAL only reflects the current day variation margin receivable/payable from/to brokers.

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2019.

Diversified Alternatives ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received		Net Amount Due from Counterparty (not less than zero)
Bank of America	$148,115	$(148,115)	$—		$—
Barclays Bank plc	21,504	(3,664)	—		17,840
BNP Paribas	48,363	(33,876)	—		14,487
Citibank, NA	117,415	(739)	—		116,676
Goldman Sachs International	54,800	(14,112)	—		40,688
HSBC Bank, NA	4,036	—	—		4,036
Merrill Lynch International	44,390	(44,390)	—		—
Royal Bank of Canada	6,491	—	—		6,491
Standard Chartered Bank	2,890	(1,593)	—		1,297
State Street Corp.	129,372	(3,403)	—		125,969
TD Bank Financial Group	155,294	—	—		155,294
Union Bank of Switzerland AG	490,262	(411,243)	(79,019	)(b)	—

Total	$1,222,932	$(661,135)	$(79,019)		$482,778

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due to Counterparty (not less than zero)
Bank of America	$435,503	$(148,115)	$(287,388	)(b)	$—
Barclays Bank plc	3,664	(3,664)	—		—
BNP Paribas	33,876	(33,876)	—		—
Citibank, NA	739	(739)	—		—
Deutsche Bank AG	5,709	—	—		5,709
Goldman Sachs International	14,112	(14,112)	—		—
Merrill Lynch International	292,191	(44,390)	—		247,801
Standard Chartered Bank	1,593	(1,593)	—		—
State Street Corp.	3,403	(3,403)	—		—
Union Bank of Switzerland AG	411,243	(411,243)	—		—

Total	$1,202,033	$(661,135)	$(287,388)		$253,510

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Event Driven ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for offset	Collateral Received		Net Amount Due from Counterparty (not less than zero)
Bank of America	$24,783	$(16,322)	$(8,461	)(b)	$—
BNP Paribas	2,688	(1,779)	—		909
Citibank, NA	2,980	(460)	—		2,520
Goldman Sachs	1,410	—	—		1,410
Merrill Lynch International	4,242	(7)	—		4,235
Standard Chartered Bank	1,366	—	—		1,366
State Street Corp.	2,698	(2,698)	—		—
TD Bank Financial Group	12,358	—	—		12,358

Total	$52,525	$(21,266)	$(8,461)		$22,798

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due to Counterparty (not less than zero)
Bank of America	$16,322	$(16,322)	$—		$—
BNP Paribas	1,779	(1,779)	—		—
Citibank, NA	460	(460)	—		—
Goldman Sachs	56,100	—	—		56,100
Merrill Lynch International	7	(7)	—		—
State Street Corp.	5,857	(2,698)	—		3,159

Total	$80,525	$(21,266)	$—		$59,259

Long/Short ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for offset	Collateral Received		Net Amount Due from Counterparty (not less than zero)
Bank of America	$40,435	$(40,435)	$—		$—
Goldman Sachs International	34,297	(34,297)	—		—
State Street Corp.	2,288	—	—		2,288
TD Bank Financial Group	1,073	—	—		1,073

Total	$78,093	$(74,732)	$—		$3,361

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due to Counterparty (not less than zero)
Bank of America	$167,656	$(40,435)	$(127,221	)(b)	$—
Barclays Bank plc	1,596	—	—		1,596
Goldman Sachs International	233,903	(34,297)	—		199,606
Merrill Lynch International	509	—	—		509
Standard Chartered Bank	494	—	—		494

Total	$404,158	$(74,732)	$(127,221)		$202,205

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Managed Futures Strategy ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Barclays Bank plc	$307	$—	$—	$307
BNP Paribas	8,082	(5,289)	—	2,793
Citibank, NA	59,261	(21,900)	—	37,361
Credit Suisse International	383	—	—	383
Goldman Sachs International	8,114	(199)	—	7,915
HSBC Bank, NA	629	(629)	—	—
Merrill Lynch International	5,309	(5,309)	—	—
State Street Corp.	54,404	—	—	54,404
TD Bank Financial Group	69,118	—	—	69,118

Total	$205,607	$(33,326)	$—	$172,281

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$11,272	$—	$—	$11,272
BNP Paribas	5,289	(5,289)	—	—
Citibank, NA	21,900	(21,900)	—	—
Goldman Sachs International	199	(199)	—	—
HSBC Bank, NA	1,212	(629)	—	583
Merrill Lynch International	131,570	(5,309)	—	126,261

Total	$171,442	$(33,326)	$—	$138,116

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

The following tables present the effect of derivatives on the CSOP/SOP for the six months ended April 30, 2019, by primary underlying risk exposure:

Diversified Alternatives ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodity contracts	$(1,923,147)	$—	$—	$(1,923,147)
Equity contracts	(297,586)	—	36,886	(260,700)
Foreign exchange contracts	—	351,416	—	351,416
Interest rate contracts	929,425	—	—	929,425

Total	$(1,291,308)	$351,416	$36,886	$(903,006)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodity contracts	$2,241,803	$—	$—	$2,241,803
Equity contracts	(3,082,819)	—	(1,060,547)	(4,143,366)
Foreign exchange contracts	—	(364,081)	—	(364,081)
Interest rate contracts	1,444,136	—	—	1,444,136

Total	$603,120	$(364,081)	$(1,060,547)	$(821,508)

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Event Driven ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$26,981	$—	$292,579	$319,560
Foreign exchange contracts	—	21,819	—	21,819

Total	$26,981	$21,819	$292,579	$341,379

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$(18,000)	$—	$198,055	$180,055
Foreign exchange contracts	—	1,787	—	1,787

Total	$(18,000)	$1,787	$198,055	$181,842

Long/Short ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$(259,906)	$—	$(291,629)	$(551,535)
Foreign exchange contracts	—	11,565	—	11,565

Total	$(259,906)	$11,565	$(291,629)	$(539,970)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the SOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$24,573	$—	$(1,362,048)	$(1,337,475)
Foreign exchange contracts	—	(3,422)	—	(3,422)

Total	$24,573	$(3,422)	$(1,362,048)	$(1,340,897)

Managed Futures Strategy ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(774,798)	$—	$(774,798)
Equity contracts	(634,805)	—	(634,805)
Foreign exchange contracts	—	(149,119)	(149,119)
Interest rate contracts	339,775	—	339,775

Total	$(1,069,828)	$(149,119)	$(1,218,947)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$1,230,227	$—	$1,230,227
Equity contracts	78,455	—	78,455
Foreign exchange contracts	—	(65,904)	(65,904)
Interest rate contracts	1,018,110	—	1,018,110

Total	$2,326,792	$(65,904)	$2,260,888

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity for the six months ended April 30, 2019. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Diversified Alternatives ETF	Event Driven ETF		Long/Short ETF		Managed Futures Strategy ETF
Futures Contracts — Equity:
Average Notional Balance Long	$1,554,459	$—		$501,061		$1,264,465
Average Notional Balance Short	34,424,032	—		3,191,137	(b)	7,128,378
Ending Notional Balance Long	3,639,712	—		1,453,958		3,183,756
Ending Notional Balance Short	33,327,618	—		—		145,743

Futures Contracts — Interest Rate:
Average Notional Balance Long	140,128,181	—		—		101,239,148
Average Notional Balance Short	73,732,744	310,392	(a)	—		48,839,106
Ending Notional Balance Long	131,872,467	—		—		106,299,640
Ending Notional Balance Short	9,457,697	—		—		5,846,481

Futures Contracts — Commodities:
Average Notional Balance Long	23,699,579	—		—		14,178,372
Average Notional Balance Short	28,605,554	—		—		18,236,498
Ending Notional Balance Long	21,288,473	—		—		13,915,981
Ending Notional Balance Short	25,737,868	—		—		17,922,532

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	41,708,550	267,710		231,481		13,432,419
Average Settlement Value Sold	66,077,198	2,394,935		675,589		20,639,845
Ending Settlement Value Purchased	46,356,876	702,075		321,371		16,576,292
Ending Settlement Value Sold	63,398,387	2,948,561		530,576		21,709,409

Total Return Basket Swaps:
Average Notional Balance Long	122,815,920	10,028,092		16,166,642		—
Average Notional Balance Short	93,939,477	2,865,203		25,063,140		—
Ending Notional Balance Long	118,853,593	11,578,399		15,407,574		—
Ending Notional Balance Short	78,332,722	2,149,387		21,926,997		—

(a)	For the period November 1, 2018 through November 30, 2018.
(b)	For the period November 1, 2018 through March 31, 2019.

The Funds’ derivatives contracts held at April 30, 2019 are not accounted for as hedging instruments under GAAP.

D. Securities Lending — The Event Driven ETF and Long/Short ETF are authorized to engage in securities lending in order to generate additional income. Event Driven ETF and Long/Short ETF are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for both of these funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the SOP as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the SOP.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

The value of securities out on loan is recorded as an asset on the SAL. The value of the cash collateral received is recorded as a liability on the SAL and details of Collateral Investments are disclosed in the SOIs. As of April 30, 2019, the value of outstanding securities on loan and the value of Collateral investments were as follows:

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total value of Collateral Investments
Event Driven ETF	$143,248	$148,400	$148,400

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

The following table presents the Funds’ value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2019.

	Investment Securities On Loan, at Value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower	Net Amount Due to Counterparty (not less than zero)
Event Driven ETF	$143,248	$(143,248)	$—

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows:

Event Driven ETF	$26
Long/Short ETF	13

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the SOP as Income from securities lending (net).

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

Diversified Alternatives ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (a) (b)	$70,832,553	$63,600,381	$75,229,628	$—	$—	$59,203,306	59,203,306	$750,833	$—

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

Event Driven ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.54% (a) (b)	$—	$4,082,502	$228,142	$—	$—	$3,854,360	3,853,204	$3,437		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (a) (b)	—	1,401,494	1,253,094	—	—	148,400	148,400	1,224	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	5,600,338	9,826,229	15,426,567	—	—	—	—	36,049		—

Total	$5,600,338	$15,310,225	$16,907,803	$—	$—	$4,002,760		$40,710		$—

Long/Short ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.54% (a) (b)	$—	$6,726,684	$831,731	$—	$—	$5,894,953	5,893,185	$5,652		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	321,301	321,301	—	—	—	—	337	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	5,057,344	13,790,376	18,847,720	—	—	—	—	59,998		—

Total	$5,057,344	$20,838,361	$20,000,752	$—	$—	$5,894,953		$65,987		$—

Managed Futures Strategy ETF

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.54% (a) (b)	$—	$44,517,241	$97,977	$—	$—	$44,419,264	44,405,942	$42,833	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	42,503,224	5,827,447	48,330,671	—	—	—	—	428,511	—

Total	$42,503,224	$50,344,688	$48,428,648	$—	$—	$44,419,264		$471,344	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2019.
*	Amount is included on the Statements of Operations as income from securities lending (net) (after payments of rebates and Citibank’s fee).

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP/SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP/SOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the CSOP/SOP.

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Funds commenced operations.

Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds commenced operations and are included as offering costs on the CSOP/SOP. For the six months ended April 30, 2019, total offering costs amortized were:

Event Driven ETF (a)	$1,133
Long/Short ETF (b)	8,227
Managed Futures Strategy ETF (c)	3,567

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018.
(c)	Commencement of operations was December 5, 2017.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2019, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of each Fund and its Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of each Fund’s taxable income. Net losses of the Subsidiary are not deductible by each Fund either in the current period or carried forward to future periods.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and Subsidiary and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Diversified Alternatives ETF	0.60%
Event Driven ETF	0.75%
Long/Short ETF	0.60%
Managed Futures Strategy ETF	0.50%

Each Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 0.60% for the Diversified Alternatives ETF and 0.50% for the Managed Futures Strategy ETF of the Subsidiary’s average daily net assets. The Adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds and the Subsidiaries. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of each Fund’s respective average daily net assets. Prior to January 1, 2019, the Administrator received a fee accrued daily and paid monthly at an annual rate of 0.085% each Fund’s respective average daily net assets. In consideration for services rendered to each Subsidiary, the Administrator receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the average daily net assets of the Subsidiary.

The Administrator waived Administration fees as outlined in Note 3.D.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian, Accounting and Transfer Agent fees on the CSOP/SOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP/SOP. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are included in the Custodian, Accounting and Transfer Agent fees on the CSOP/SOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the six months ended April 30, 2019, the amount of transaction fees paid by the Authorized Participants that were used to reimburse Custodian and Transfer Agent fees were as follows:

Diversified Alternatives ETF	$2,600
Long/Short ETF	800

Such amounts are included in expense reimbursements from non-affiliates in the CSOP/SOP.

Restricted cash on the CSAL/SAL is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP/SOP.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

D. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, inclusive of each Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Diversified Alternatives ETF	0.85%
Event Driven ETF	0.85%
Long/Short ETF	0.69%
Managed Futures Strategy ETF	0.59%

The expense limitation agreements were in effect for the six months ended April 30, 2019 and are in place until at least February 28, 2022.

For the six months ended Aril 30, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Diversified Alternatives ETF	$66,505	$44,336	$110,841	$—
Event Driven ETF	93,112	10,208	103,320	6,847
Long/Short ETF	67,144	9,587	76,731	35,488
Managed Futures Strategy ETF	79,177	21,868	101,045	2,728

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective fees and expenses of the affiliated money market funds incurred by each Fund because of each Fund’s investment in such money market funds, except for investments of securities lending collateral.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2019 were as follows:

Diversified Alternatives ETF	$71,891
Event Driven ETF	4,614
Long/Short ETF	6,323
Managed Futures Strategy ETF	44,457

The Diversified Alternatives ETF and Managed Futures Strategy ETF invest in Subsidiaries and, as a result, bear a portion of the expenses incurred by these Subsidiaries. These expenses are reflected in the fees waived shown on the CSOP and are included in the ratios to average net assets shown in the Financial Highlights.

The amounts of these waivers resulting from investments in Subsidiaries for the six months ended April 30, 2019 were as follows:

Diversified Alternatives ETF	$110,841
Managed Futures Strategy ETF	48,919

E. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreements with the Trust (the “Distribution Agreements”). Although the Trust does not pay any fees under the Distribution Agreements, JPMIM pays JPMDS for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board has designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP/SOP.

The Funds may use related party broker-dealers. For the six months ended April 30, 2019, the Funds did not incur any brokerage commissions with broker dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

4. Investment Transactions

During the six months ended April 30, 2019, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Diversified Alternatives ETF	$96,673,319	$120,786,870
Event Driven ETF	21,332,529	18,925,949
Long/Short ETF	11,779,532	11,805,760

During the six months ended April 30, 2019, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities, including each Subsidiary, held at April 30, 2019 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Alternatives ETF	$152,910,000	$11,665,930	$(6,810,294)	$4,855,636
Event Driven ETF	26,853,918	1,413,128	(616,027)	797,101
Long/Short ETF	22,875,072	1,452,080	(893,429)	558,651
Managed Futures Strategy ETF	44,419,264	2,008,196	(702,201)	1,305,995

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark to market of futures contracts, mark to market of forward foreign currency contracts, investment in Subsidiary, investments in swap contracts and wash sale loss deferrals.

The Federal income tax unrealized appreciation (depreciation) in value of investment securities includes unrealized appreciation of the Diversified Alternatives ETF’s investment in its Subsidiary of $715,042 and Managed Futures Strategy ETF’s investment in its Subsidiary of $468,745, when if realized is not deductible for income tax purposes.

During the year ended October 31, 2018 the Diversified Alternatives Fund CS Ltd. and Managed Futures Fund CS Ltd. had approximately $ 2,284,794 and $1,152,519 of losses for tax purposes. The Subsidiaries’ loss for the current year are not available to offset their future taxable income.

As of October 31, 2018, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Diversified Alternatives ETF	$(1,134,347)	$(621,876)
Event Driven ETF	—	(120,780)
Long/Short ETF	(1,005,692)	(205,479)
Managed Futures Strategy ETF	(695,169)	(873,417)

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of April 30, 2019, the Adviser owns shares representing more than 10% of net assets of following Funds:

% Ownership
Diversified Alternatives ETF	33%
Event Driven ETF	95
Long/Short ETF	91
Managed Futures Strategy ETF	90

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

By investing in each Subsidiary, the Diversified Alternatives ETF and Managed Futures Strategy ETF are indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Funds will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Funds to greater volatility and loss.

Derivatives, including swap agreements, commodity options, forwards, futures and options on futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing a Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Funds to counterparty risk and to the credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting ability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with a Fund such as swap and option contracts, credit linked notes, exchange-traded notes and forward foreign currency exchange contracts.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Since the Managed Futures Strategy ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Fund’s net assets or results of operation.

9. Subsequent Event

At its June 11-12, 2019 meeting, the Board of Trustees approved a new management agreement for each of the Funds, contingent on approval by each Fund’s shareholders. This approval will be sought at a shareholder meeting expected to be held on August 22, 2019. If approved by shareholders of a Fund, the new agreement would become effective on November 1, 2019, and would result in the implementation of a single management fee in lieu of the fee structure currently in place for that Fund. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements. This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by JPMIM under the current investment advisory and administration agreements.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2018 and continued to hold your shares at the end of the reporting period, April 30, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled

“Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan Diversified Alternatives ETF
ETF Shares
Actual (1)	$1,000.00	$1,027.60	0.78%	$3.92
Hypothetical (1)	1,000.00	1,020.93	0.78	3.91

JPMorgan Event Driven ETF
ETF Shares
Actual (1)	$1,000.00	$1,086.50	0.82%	$4.24
Hypothetical (1)	1,000.00	1,020.73	0.82	4.11

JPMorgan Long/Short ETF
ETF Shares
Actual (1)	$1,000.00	$968.20	0.65%	$3.17
Hypothetical (1)	1,000.00	1,021.57	0.65	3.26

JPMorgan Managed Futures Strategy ETF
ETF Shares
Actual (1)	$1,000.00	$1,028.70	0.44%	$2.21
Hypothetical (1)	1,000.00	1,022.61	0.44	2.21

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual period).

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan Diversified Alternatives ETF, JPMorgan Event Driven ETF, JPMorgan Long/Short ETF and JPMorgan Managed Futures Strategy ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of investment advisory agreements at each meeting. The Board also meets specifically to consider investment advisory agreement annual renewals. The Board of Trustees held a meeting in person December 4, 2018, at which the Trustees considered the continuation of investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) for JPMorgan Diversified Alternatives ETF, JPMorgan Event Driven ETF, JPMorgan Long/Short ETF and JPMorgan Managed Futures Strategy ETF (the “Funds”). In advance of the December 4, 2018 meeting, the Trustees met on November 8, 2018 to discuss certain information in connection with its consideration of the Advisory Agreements. At the December meeting, the Board reviewed and considered performance, expense and other information individually for each of the Funds. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about each Fund received from the Adviser. This information included each Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of each Fund’s performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, and met with representatives of Broadridge. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered each Fund’s investment strategy, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the Trust’s fund offerings, and how each Fund is positioned against peer funds, as identified by management. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator to the Funds.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to continue to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered the fees that the Adviser earned from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), also an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Funds.

Economies of Scale

The Trustees considered the extent to which each Fund may benefit from economies of scale. The Trustees noted that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that neither the investment advisory fee schedule nor the administration agreement for the Funds contain breakpoints, but that fees are competitive with their peer funds. They concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place which serve to limit the overall net expense ratio of each Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Funds benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate an administration fee at level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Funds’ administration fees are lower than what the Funds would have to pay if they were not part of the J.P. Morgan fund complex.

Fees Relative to Adviser’s Other Clients

The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies advised by the Adviser in the same asset class as each Fund. The Trustees also noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Funds. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and relative performance information for Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one- and three-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:

The Trustees noted that the JPMorgan Diversified Alternatives ETF’s performance was in the fifth quintile based upon the Universe for the one-year period ended September 30, 2018. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted the performance of the JPMorgan Event Driven ETF since its inception on November 29, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted the performance of the JPMorgan Long/Short ETF since its inception on January 23, 2018. The Trustees discussed the performance and investment strategy of the

APRIL 30, 2019	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted the performance of the JPMorgan Managed Futures Strategy ETF since its inception on December 5, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees considered the Fee Caps currently in place for each Fund and considered the net advisory fee rate after taking into account such Fee Caps. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’

determination as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the JPMorgan Diversified Alternatives ETF’s net advisory fee and actual total expenses were in the second and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Event Driven ETF’s net advisory fee and actual total expenses were in the first and third quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Long/Short ETF’s net advisory fee and actual total expenses were in the first and second quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Managed Futures Strategy ETF’s net advisory fee and actual total expenses were below the median of the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2019

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2019. All rights reserved. April 2019.	SAN-DAETF-419

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
President and Principal Executive Officer
July 2, 2019

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
July 2, 2019